UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
1 Iron Street, Boston, MA 02210
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 29, 2016

Date of reporting period: May 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 80.43%

ADVERTISING — 0.03%
WPP Finance 2010
5.63%, 11/15/43	$220	$248,099

		248,099
AEROSPACE & DEFENSE — 1.41%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)[a]	560	528,979
3.50%, 03/01/45 (Call 09/01/44)	400	368,157
6.88%, 03/15/39	270	384,839
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	350	324,184
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	410	390,028
3.80%, 03/01/45 (Call 09/01/44)	250	234,002
4.07%, 12/15/42	1,291	1,262,220
4.85%, 09/15/41	300	327,442
Series B
6.15%, 09/01/36	175	221,286
Northrop Grumman Corp.
4.75%, 06/01/43	420	440,239
5.05%, 11/15/40	390	425,589
Northrop Grumman Systems Corp.
7.75%, 02/15/31	400	549,798
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	215	217,990
4.70%, 12/15/41	420	455,707
4.88%, 10/15/40	190	210,924
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	250	272,946
United Technologies Corp.
4.50%, 06/01/42	3,450	3,583,572
5.70%, 04/15/40	305	368,899
6.05%, 06/01/36	175	219,108
6.70%, 08/01/28	225	298,845

		11,084,754
AGRICULTURE — 1.16%
Altria Group Inc.
4.25%, 08/09/42	500	459,353
5.38%, 01/31/44	1,520	1,621,328
9.95%, 11/10/38	247	406,457
10.20%, 02/06/39	135	226,368
Archer-Daniels-Midland Co.
4.02%, 04/16/43	276	269,139
4.54%, 03/26/42	373	399,395
5.38%, 09/15/35	305	353,712
5.77%, 03/01/41[b]	375	462,209
Lorillard Tobacco Co.
7.00%, 08/04/41[a]	140	167,452
8.13%, 05/01/40	200	266,813
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	250	251,755
Philip Morris International Inc.

Security	Principal (000s)	Value

4.13%, 03/04/43	$200	$190,687
4.25%, 11/10/44	1,800	1,744,827
4.88%, 11/15/43	225	239,686
6.38%, 05/16/38	811	1,024,887
Reynolds American Inc.
4.75%, 11/01/42	250	235,831
6.15%, 09/15/43[a]	350	394,021
7.25%, 06/15/37	353	434,590

		9,148,510
AIRLINES — 0.37%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	194	196,565
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	1,600	1,592,000
Hawaiian Airlines 2013-1 Pass Through Certificates Class A
3.90%, 01/15/26	435	438,735
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	675	686,813

		2,914,113
APPAREL — 0.05%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	250	237,652
VF Corp.
6.45%, 11/01/37	100	132,163

		369,815
AUTO MANUFACTURERS — 0.51%
Daimler Finance North America LLC
8.50%, 01/18/31	538	815,884
Ford Motor Co.
4.75%, 01/15/43[a]	900	911,432
6.38%, 02/01/29	350	424,599
7.45%, 07/16/31	1,400	1,836,010

		3,987,925
AUTO PARTS & EQUIPMENT — 0.18%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	185	180,404
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	325	324,349
6.00%, 01/15/36[a]	750	892,504

		1,397,257
BANKS — 8.01%
Bank of America Corp.
4.25%, 10/22/26	2,400	2,407,211
4.88%, 04/01/44	1,300	1,389,757
5.00%, 01/21/44	675	732,733
5.88%, 02/07/42	420	504,177
6.11%, 01/29/37	950	1,106,878
7.75%, 05/14/38	1,100	1,506,953
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)[a]	450	481,828
Bank One Corp.

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

7.63%, 10/15/26	$70	$91,526
8.00%, 04/29/27	300	406,102
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	500	515,531
Citigroup Inc.
4.30%, 11/20/26[a]	1,850	1,869,016
4.95%, 11/07/43[a]	250	274,445
5.30%, 05/06/44	350	373,924
5.50%, 09/13/25	1,550	1,737,941
5.88%, 01/30/42	520	631,514
6.00%, 10/31/33	1,000	1,136,661
6.13%, 08/25/36	690	814,175
6.63%, 06/15/32	675	811,310
6.68%, 09/13/43	450	566,034
6.88%, 03/05/38	208	275,473
6.88%, 02/15/98	75	98,484
8.13%, 07/15/39	560	843,917
Comerica Inc.
3.80%, 07/22/26	300	298,745
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41	250	289,209
5.75%, 12/01/43	1,100	1,296,363
Discover Bank/Greenwood DE
4.25%, 03/13/26	500	511,008
Fifth Third Bancorp
8.25%, 03/01/38	625	908,230
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	1,100	1,149,594
5.95%, 01/15/27	950	1,092,516
6.13%, 02/15/33[a]	1,030	1,265,988
6.25%, 02/01/41	1,450	1,803,720
6.45%, 05/01/36	540	639,470
6.75%, 10/01/37	2,525	3,096,730
HSBC Bank PLC
7.65%, 05/01/25	100	129,670
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,250	1,474,397
HSBC Holdings PLC
5.25%, 03/14/44	500	548,365
6.10%, 01/14/42	400	512,157
6.50%, 05/02/36	800	1,000,616
6.50%, 09/15/37	1,155	1,455,575
6.80%, 06/01/38	1,000	1,307,271
7.63%, 05/17/32	400	526,364
JPMorgan Chase & Co.
4.13%, 12/15/26	1,650	1,664,918
4.85%, 02/01/44[a]	1,375	1,487,560
4.95%, 06/01/45	250	254,432
5.40%, 01/06/42	330	380,428
5.50%, 10/15/40	500	579,548
5.60%, 07/15/41	580	685,652
5.63%, 08/16/43	670	752,940
6.40%, 05/15/38	895	1,144,767
KfW
0.00%, 04/18/36	1,300	692,599
0.00%, 06/29/37	1,155	593,522
Morgan Stanley
4.30%, 01/27/45	1,100	1,069,849
4.35%, 09/08/26	715	726,047
5.00%, 11/24/25	1,275	1,371,270
6.38%, 07/24/42	1,131	1,442,989
7.25%, 04/01/32	1,125	1,516,749
Northern Trust Corp.
3.95%, 10/30/25	590	621,099

Security	Principal (000s)	Value

Regions Financial Corp.
7.38%, 12/10/37	$500	$643,529
UBS AG/Stamford CT
7.75%, 09/01/26	200	261,096
Wachovia Corp.
5.50%, 08/01/35	310	350,019
6.55%, 10/15/35	150	188,000
6.61%, 10/01/25	100	121,902
Wells Fargo & Co.
3.90%, 05/01/45	350	331,208
4.10%, 06/03/26[a]	2,008	2,066,124
4.65%, 11/04/44	2,180	2,184,321
5.38%, 02/07/35	330	383,144
5.61%, 01/15/44	2,106	2,394,527
Wells Fargo Bank N.A.
5.95%, 08/26/36	700	868,992
Wells Fargo Capital X
5.95%, 12/01/86	386	395,650

		63,054,459
BEVERAGES — 1.28%
Anheuser-Busch Companies LLC
6.45%, 09/01/37	200	258,209
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44[a]	250	261,298
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,551	1,422,727
6.38%, 01/15/40	300	384,922
8.00%, 11/15/39	250	375,612
8.20%, 01/15/39	926	1,408,972
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	300	281,905
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	250	279,617
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	125	119,398
5.88%, 09/30/36	802	983,887
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	235	332,737
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43[a]	500	481,072
Molson Coors Brewing Co.
5.00%, 05/01/42	430	429,516
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29[a]	1,100	1,517,841
PepsiCo Inc.
3.60%, 08/13/42	200	181,629
4.00%, 03/05/42[a]	175	169,743
4.25%, 10/22/44 (Call 04/22/44)[a]	500	502,691
4.88%, 11/01/40	260	284,354
5.50%, 01/15/40	300	353,453

		10,029,583
BIOTECHNOLOGY — 1.04%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	150	144,735
4.95%, 10/01/41	594	614,673
5.15%, 11/15/41 (Call 05/15/41)	1,100	1,170,778
5.38%, 05/15/43 (Call 11/15/42)	1,575	1,741,259
5.75%, 03/15/40	150	172,486
6.38%, 06/01/37	700	852,326
6.40%, 02/01/39	325	397,135

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Celgene Corp.
5.25%, 08/15/43[a]	$500	$549,565
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	1,350	1,379,206
4.80%, 04/01/44 (Call 10/01/43)	770	821,199
5.65%, 12/01/41 (Call 06/01/41)	260	304,783

		8,148,145

BUILDING MATERIALS — 0.03%
Owens Corning
7.00%, 12/01/36	200	236,503

		236,503

CHEMICALS — 1.75%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	75	70,237
4.90%, 06/01/43 (Call 12/01/42)	175	177,459
5.25%, 01/15/45 (Call 07/15/44)	600	639,370
6.13%, 01/15/41 (Call 07/15/40)	255	299,536
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)[a]	250	258,644
CF Industries Inc.
4.95%, 06/01/43	300	292,572
5.15%, 03/15/34	650	672,403
5.38%, 03/15/44	175	180,398
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	1,050	1,007,456
4.63%, 10/01/44 (Call 04/01/44)	400	384,917
5.25%, 11/15/41 (Call 05/15/41)	560	587,130
7.38%, 11/01/29	165	216,440
9.40%, 05/15/39	455	700,714
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	450	441,674
4.80%, 09/01/42 (Call 03/01/42)	315	314,630
Ecolab Inc.
5.50%, 12/08/41	320	366,689
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	550	544,838
4.90%, 01/15/41	485	525,359
Lubrizol Corp.
6.50%, 10/01/34	100	129,184
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	500	506,716
5.25%, 07/15/43	220	233,509
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	750	693,446
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	250	250,448
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	300	251,012
3.95%, 04/15/45 (Call 10/15/44)	275	237,415
4.20%, 07/15/34 (Call 01/15/34)	325	309,867
4.40%, 07/15/44 (Call 01/15/44)	1,050	981,721
5.50%, 08/15/25	100	114,300
Series 1
5.50%, 07/30/35	100	108,061
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	200	220,687
5.63%, 11/15/43 (Call 05/15/43)	470	527,959
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	250	295,915
5.88%, 12/01/36	185	220,746

Security	Principal (000s)	Value

Praxair Inc.
3.55%, 11/07/42 (Call 05/07/42)	$250	$226,807
Rohm & Haas Co.
7.85%, 07/15/29	200	272,089
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	250	240,012
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	250	239,306

		13,739,666

COMMERCIAL SERVICES — 0.41%
Catholic Health Initiatives
4.35%, 11/01/42	500	465,278
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	300	293,434
Massachusetts Institute of Technology
4.68%, 07/01/14	500	529,094
5.60%, 07/01/11	200	252,731
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	291	304,386
Princeton University
5.70%, 03/01/39	300	390,452
Tufts University
Series 2012
5.02%, 04/15/12	250	262,940
University of Southern California
5.25%, 10/01/11	250	306,566
Western Union Co. (The)
6.20%, 11/17/36	157	153,047
6.20%, 06/21/40	250	251,022

		3,208,950

COMPUTERS — 0.90%
Apple Inc.
3.45%, 02/09/45	2,020	1,755,737
3.85%, 05/04/43	450	421,606
4.38%, 05/13/45	500	506,573
4.45%, 05/06/44	550	566,585
Hewlett-Packard Co.
6.00%, 09/15/41	678	713,349
HP Enterprise Services LLC
7.45%, 10/15/29	240	299,859
International Business Machines Corp.
4.00%, 06/20/42	388	362,574
5.60%, 11/30/39	427	500,699
5.88%, 11/29/32	500	606,709
6.22%, 08/01/27	275	348,075
7.00%, 10/30/25	590	777,004
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)[c]	250	256,793

		7,115,563

COSMETICS & PERSONAL CARE — 0.27%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	183,338
6.00%, 05/15/37	200	244,194
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	61,535
5.55%, 03/05/37	994	1,246,958
5.80%, 08/15/34[a]	120	153,505

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.45%, 01/15/26	$175	$229,077

		2,118,607
DIVERSIFIED FINANCIAL SERVICES — 2.08%
Affiliated Managers Group Inc.
3.50%, 08/01/25	500	492,990
American Express Co.
4.05%, 12/03/42	487	458,674
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	450	529,266
Credit Suisse USA Inc.
7.13%, 07/15/32	500	668,638
General Electric Capital Corp.
5.88%, 01/14/38	2,470	3,113,316
6.15%, 08/07/37	1,075	1,400,046
6.88%, 01/10/39	1,625	2,272,738
Series A
6.75%, 03/15/32	3,858	5,221,713
Goldman Sachs Capital I
6.35%, 02/15/34	400	474,740
Jefferies Group LLC
6.25%, 01/15/36	575	567,259
6.45%, 06/08/27	260	279,233
Legg Mason Inc.
5.63%, 01/15/44	200	221,603
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	480	678,426

		16,378,642
ELECTRIC — 9.26%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	250	235,137
4.15%, 08/15/44 (Call 02/15/44)	400	400,155
6.00%, 03/01/39	115	145,560
6.13%, 05/15/38	605	778,921
Series 11-C
5.20%, 06/01/41[a]	900	1,062,647
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	200	202,719
6.38%, 04/01/36	750	930,915
7.00%, 04/01/38	280	378,367
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	125	132,016
4.70%, 01/15/44 (Call 07/15/43)	500	543,847
5.50%, 09/01/35	150	177,834
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	1,350	1,374,740
5.15%, 11/15/43 (Call 05/15/43)	1,075	1,197,000
5.95%, 05/15/37	450	533,579
6.13%, 04/01/36	1,019	1,226,167
6.50%, 09/15/37	405	523,804
8.48%, 09/15/28	196	287,713
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	525	478,146
4.50%, 04/01/44 (Call 10/01/43)	325	344,542
Cleco Power LLC
6.00%, 12/01/40	400	456,198
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	450	483,021
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	950	886,939
4.70%, 01/15/44 (Call 07/15/43)	450	487,893

Security	Principal (000s)	Value

5.90%, 03/15/36	$500	$614,096
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	250	257,589
6.35%, 06/01/36	150	193,044
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	500	514,889
5.50%, 12/01/39	190	219,040
5.70%, 06/15/40	410	494,810
Series 05-A
5.30%, 03/01/35	50	57,863
Series 06-A
5.85%, 03/15/36	550	656,411
Series 06-B
6.20%, 06/15/36	450	571,421
Series 06-E
5.70%, 12/01/36	530	631,979
Series 08-B
6.75%, 04/01/38	440	598,378
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)	75	73,537
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	600	588,587
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)	325	334,542
6.30%, 03/15/33	275	332,579
7.00%, 06/15/38	350	452,699
Series B
5.95%, 06/15/35	800	932,610
Series F
5.25%, 08/01/33	300	325,078
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	630	593,328
5.70%, 10/01/37	235	287,007
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	195,799
6.63%, 06/01/36[a]	200	266,649
DTE Energy Co.
6.38%, 04/15/33	130	160,300
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	1,100	1,063,729
4.00%, 09/30/42 (Call 03/30/42)	310	306,560
4.25%, 12/15/41 (Call 06/15/41)	330	336,946
5.30%, 02/15/40	365	431,511
6.05%, 04/15/38	630	798,333
6.10%, 06/01/37	250	308,811
6.45%, 10/15/32	75	93,351
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	280	269,985
6.35%, 09/15/37	200	268,976
6.40%, 06/15/38	135	177,436
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	93,846
6.45%, 04/01/39	750	986,561
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	380	380,154
4.10%, 03/15/43 (Call 09/15/42)	125	125,662
4.15%, 12/01/44 (Call 06/01/44)	960	965,274
4.38%, 03/30/44 (Call 09/30/43)	350	364,980
6.30%, 04/01/38	250	328,031
El Paso Electric Co.
6.00%, 05/15/35	150	181,265
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	250	250,429
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	878	932,505

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.25%, 10/01/39	$355	$406,237
FirstEnergy Solutions Corp.
6.80%, 08/15/39	578	591,986
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	480	482,540
4.05%, 10/01/44 (Call 04/01/44)	765	769,205
4.13%, 02/01/42 (Call 08/02/41)	1,140	1,159,704
4.95%, 06/01/35	200	230,267
5.25%, 02/01/41 (Call 08/01/40)	100	120,655
5.85%, 05/01/37	300	385,269
5.95%, 02/01/38	431	546,646
Georgia Power Co.
4.30%, 03/15/42	714	709,757
5.40%, 06/01/40	315	361,566
Series 07-A
5.65%, 03/01/37	100	117,108
Hydro-Quebec
9.50%, 11/15/30	200	328,527
Iberdrola International BV
6.75%, 07/15/36	375	474,443
Jersey Central Power & Light Co.
6.15%, 06/01/37	175	207,752
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	240	265,524
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	250	281,725
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	135	158,873
MidAmerican Energy Co.
4.40%, 10/15/44 (Call 04/15/44)	225	234,894
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	100	92,928
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	810	950,841
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	450	470,139
5.25%, 02/15/43 (Call 08/15/42)	325	360,417
5.80%, 02/01/42 (Call 08/01/41)	250	294,620
5.95%, 06/15/41 (Call 12/15/40)	295	355,104
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	650	583,934
4.85%, 08/15/40 (Call 02/15/40)	430	485,737
5.25%, 07/15/35	50	58,448
6.25%, 06/01/36	100	131,469
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	200	210,064
5.50%, 03/15/40	200	238,160
Oglethorpe Power Corp.
4.55%, 06/01/44	750	753,934
5.25%, 09/01/50	25	27,275
Ohio Edison Co.
6.88%, 07/15/36	300	372,052
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	700	691,924
4.55%, 03/15/44 (Call 09/15/43)	175	182,187
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	250	263,056
5.25%, 09/30/40	300	345,356
5.30%, 06/01/42 (Call 12/01/41)	555	652,303
7.25%, 01/15/33	400	537,703
7.50%, 09/01/38	25	36,457
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	450	457,185
4.50%, 12/15/41 (Call 06/15/41)	330	339,363

Security	Principal (000s)	Value

4.75%, 02/15/44 (Call 08/15/43)	$250	$267,102
5.13%, 11/15/43 (Call 05/15/43)	550	609,286
5.40%, 01/15/40	255	292,366
6.05%, 03/01/34	2,279	2,826,475
6.25%, 03/01/39	250	316,952
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	225	224,367
6.10%, 08/01/36	100	128,656
6.25%, 10/15/37	100	131,857
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	250	253,477
5.95%, 10/01/36	100	124,211
Pennsylvania Electric Co.
6.15%, 10/01/38	100	116,682
Potomac Electric Power Co.
6.50%, 11/15/37	175	231,079
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	600	626,844
5.00%, 03/15/44 (Call 09/15/43)	425	463,289
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	385	447,222
PSEG Power LLC
8.63%, 04/15/31	720	1,026,729
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	770	817,342
6.25%, 09/01/37	49	64,989
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	155	153,287
4.05%, 05/01/45 (Call 11/01/44)	300	302,715
5.38%, 11/01/39	100	119,249
5.80%, 05/01/37	325	408,887
Series I
4.00%, 06/01/44 (Call 12/01/43)	275	272,788
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	125	128,247
5.48%, 06/01/35	300	350,064
5.64%, 04/15/41 (Call 10/15/40)	530	641,887
5.80%, 03/15/40	25	31,340
6.72%, 06/15/36	50	68,051
7.02%, 12/01/27	300	398,023
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	156,096
4.50%, 08/15/40	200	212,572
5.35%, 05/15/35	125	146,766
5.35%, 05/15/40	75	89,331
6.13%, 09/15/37	100	132,612
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	24,736
4.50%, 06/01/64 (Call 12/01/63)	500	472,043
4.60%, 06/15/43 (Call 12/15/42)	100	101,293
5.45%, 02/01/41 (Call 08/01/40)	240	279,016
6.05%, 01/15/38	473	578,862
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	100	98,097
4.65%, 10/01/43 (Call 04/01/43)	275	298,159
5.63%, 02/01/36	75	89,462
6.00%, 01/15/34	105	129,748
6.05%, 03/15/39	100	127,877
Series 05-B
5.55%, 01/15/36	50	60,753
Series 05-E
5.35%, 07/15/35	525	620,903
Series 06-E
5.55%, 01/15/37	175	212,073
Series 08-A

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.95%, 02/01/38	$729	$912,154
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	250	244,283
Series C
3.60%, 02/01/45 (Call 08/01/44)	875	815,395
Southern Power Co.
5.15%, 09/15/41	200	216,108
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	750	685,973
6.20%, 03/15/40	140	174,177
Southwestern Public Service Co.
6.00%, 10/01/36	550	687,005
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	309,065
4.35%, 05/15/44 (Call 11/15/43)	350	357,644
TransAlta Corp.
6.50%, 03/15/40	286	281,900
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	930	904,440
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	260	251,645
8.88%, 11/15/38	445	688,522
Series A
6.00%, 05/15/37[a]	275	340,212
Series B
6.00%, 01/15/36	500	621,942
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	255	256,113
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	260	242,119
4.25%, 06/01/44 (Call 12/01/43)	225	230,743
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	750	747,781
6.38%, 08/15/37	135	177,183
Xcel Energy Inc.
6.50%, 07/01/36	50	63,945

		72,889,985
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	130	159,042

		159,042
ELECTRONICS — 0.29%
Honeywell International Inc.
5.38%, 03/01/41	531	639,229
5.70%, 03/15/37	405	498,589
Koninklijke Philips NV
5.00%, 03/15/42	424	438,803
6.88%, 03/11/38	360	455,305
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	202	225,307

		2,257,233
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	250	257,527

		257,527
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.

Security	Principal (000s)	Value

5.70%, 05/15/41 (Call 11/15/40)	$675	$795,016
6.09%, 03/15/35	50	60,555
6.20%, 03/01/40	25	31,489
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	630	611,576
4.10%, 03/01/45 (Call 09/01/44)	275	262,363
6.13%, 11/30/39	200	259,745

		2,020,744
FOOD — 1.36%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	145	135,023
6.63%, 08/15/39	475	531,085
7.00%, 10/01/28[a]	125	153,288
7.13%, 10/01/26	200	244,275
8.25%, 09/15/30	170	225,362
Delhaize Group SA
5.70%, 10/01/40	651	685,395
General Mills Inc.
5.40%, 06/15/40	500	565,759
Hershey Co. (The)
7.20%, 08/15/27	75	103,764
JM Smucker Co. (The)
4.25%, 03/15/35[c]	750	728,692
4.38%, 03/15/45[c]	110	106,568
Kellogg Co.
Series B
7.45%, 04/01/31	595	774,874
Kraft Foods Group Inc.
5.00%, 06/04/42	1,375	1,423,292
6.50%, 02/09/40	230	279,811
6.88%, 01/26/39	202	250,363
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	250	274,822
5.40%, 07/15/40 (Call 01/15/40)	40	43,949
6.90%, 04/15/38	548	714,227
7.50%, 04/01/31	225	297,263
Mondelez International Inc.
6.88%, 01/26/39	450	591,979
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	700	707,400
4.50%, 10/02/44 (Call 04/02/44)	400	405,338
5.38%, 09/21/35	200	226,938
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	320	336,400
5.15%, 08/15/44 (Call 02/15/44)	250	271,042
Unilever Capital Corp.
5.90%, 11/15/32	485	646,119

		10,723,028
FOREST PRODUCTS & PAPER — 0.43%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	200	218,308
Georgia-Pacific LLC
7.75%, 11/15/29	540	744,977
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	250	252,858
4.80%, 06/15/44 (Call 12/15/43)	225	218,228
5.15%, 05/15/46 (Call 11/15/45)	250	255,544
6.00%, 11/15/41 (Call 05/15/41)	775	860,692
7.30%, 11/15/39	50	62,673
8.70%, 06/15/38	125	175,067

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Westvaco Corp.
8.20%, 01/15/30	$425	$581,214

		3,369,561
GAS — 0.54%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	225	272,684
6.00%, 10/01/34	90	109,044
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	800	794,306
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	450	445,157
KeySpan Corp.
5.80%, 04/01/35	250	289,998
8.00%, 11/15/30	150	202,402
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	400	432,334
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	200	204,016
Sempra Energy
6.00%, 10/15/39	985	1,201,053
Southern California Gas Co.
Series KK
5.75%, 11/15/35	225	279,021

		4,230,015
HEALTH CARE — PRODUCTS — 1.28%
Baxter International Inc.
3.65%, 08/15/42	700	625,613
6.25%, 12/01/37	150	189,196
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	735	748,815
4.88%, 05/15/44 (Call 11/15/43)	260	267,202
6.00%, 05/15/39	175	207,004
Boston Scientific Corp.
7.00%, 11/15/35	100	121,534
7.38%, 01/15/40	370	470,801
Covidien International Finance SA
6.55%, 10/15/37	380	497,644
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	275	266,125
4.38%, 03/15/35[c]	1,965	2,011,496
4.63%, 03/15/44 (Call 09/15/43)	345	361,061
4.63%, 03/15/45[c]	1,950	2,039,827
5.55%, 03/15/40	175	204,667
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	348	360,627
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	400	379,759
4.38%, 05/15/44 (Call 11/15/43)	155	152,684
Zimmer Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	295	285,374
4.45%, 08/15/45 (Call 02/15/45)	500	482,481
5.75%, 11/30/39	370	418,159

		10,090,069
HEALTH CARE — SERVICES — 1.47%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	242,304
4.50%, 05/15/42 (Call 11/15/41)	355	362,336
4.75%, 03/15/44 (Call 09/15/43)	300	320,044
6.63%, 06/15/36	100	128,746

Security	Principal (000s)	Value

6.75%, 12/15/37	$164	$216,836
Anthem Inc.
4.63%, 05/15/42	716	713,537
4.65%, 01/15/43	750	750,268
4.65%, 08/15/44 (Call 02/15/44)	225	226,147
4.85%, 08/15/54 (Call 02/15/54)[a]	175	177,531
5.10%, 01/15/44	175	187,458
6.38%, 06/15/37	650	786,539
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	230	265,944
5.88%, 03/15/41 (Call 09/15/40)	703	864,240
Dignity Health
4.50%, 11/01/42	100	95,195
5.27%, 11/01/64	250	261,352
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	470	466,961
4.95%, 10/01/44 (Call 04/01/44)	125	130,560
8.15%, 06/15/38	200	283,247
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	272,012
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	600	575,198
Memorial Sloan-Kettering Cancer Center
Series 2015
4.20%, 07/01/55	250	235,363
Quest Diagnostics Inc.
5.75%, 01/30/40	250	270,158
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	275	278,705
4.38%, 03/15/42 (Call 09/15/41)	550	561,900
4.63%, 11/15/41 (Call 05/15/41)	180	189,458
5.70%, 10/15/40 (Call 04/15/40)	500	610,855
5.80%, 03/15/36	690	843,404
5.95%, 02/15/41 (Call 08/15/40)	400	504,728
6.88%, 02/15/38	535	733,645

		11,554,671
HOLDING COMPANIES — DIVERSIFIED — 0.01%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[c]	50	70,310

		70,310
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
5.15%, 03/01/43	150	160,458

		160,458
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
6.63%, 08/01/37	420	568,380

		568,380
INSURANCE — 3.46%
ACE INA Holdings Inc.
4.15%, 03/13/43	485	489,992
Aflac Inc.
6.45%, 08/15/40	590	742,801
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	250	249,317
Allstate Corp. (The)
4.50%, 06/15/43	1,000	1,059,829

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.55%, 05/09/35	$268	$323,148
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	790	749,052
4.38%, 01/15/55 (Call 07/15/54)	150	140,823
4.50%, 07/16/44 (Call 01/16/44)	950	954,935
6.25%, 05/01/36	530	651,758
6.25%, 03/15/87	450	490,500
Aon Corp.
8.21%, 01/01/27	300	390,000
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)[a]	250	244,616
4.60%, 06/14/44 (Call 03/14/44)	250	253,309
4.75%, 05/15/45 (Call 11/15/44)	230	236,763
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	445	470,921
Assurant Inc.
6.75%, 02/15/34	350	425,404
AXA SA
8.60%, 12/15/30	705	979,950
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	50	50,922
4.40%, 05/15/42	520	537,754
5.75%, 01/15/40	340	419,323
Berkshire Hathaway Inc.
4.50%, 02/11/43	750	788,182
Chubb Corp. (The)
6.00%, 05/11/37[a]	460	584,319
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	300	358,085
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	250	246,204
Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36	245	292,775
6.10%, 10/01/41	340	418,126
6.63%, 03/30/40	159	204,466
Lincoln National Corp.
6.15%, 04/07/36	225	268,471
7.00%, 06/15/40	450	591,963
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	300	280,508
6.00%, 02/01/35	150	177,681
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	200	237,531
MetLife Inc.
4.05%, 03/01/45	1,155	1,103,487
4.13%, 08/13/42	725	700,512
4.72%, 12/15/44	450	480,490
4.88%, 11/13/43	475	514,047
5.70%, 06/15/35	480	577,808
6.40%, 12/15/66 (Call 12/15/31)	465	530,100
6.50%, 12/15/32	251	323,334
Principal Financial Group Inc.
4.35%, 05/15/43	500	486,779
6.05%, 10/15/36	150	178,987
Progressive Corp. (The)
3.70%, 01/26/45	250	229,407
4.35%, 04/25/44	250	255,499
6.25%, 12/01/32	350	446,514
Protective Life Corp.
8.45%, 10/15/39	190	272,450
Prudential Financial Inc.
4.60%, 05/15/44	325	324,096
5.40%, 06/13/35	465	517,411
5.70%, 12/14/36	451	513,829
5.80%, 11/16/41	100	115,431

Security	Principal (000s)	Value

5.90%, 03/17/36	$280	$323,550
6.20%, 11/15/40	100	120,990
Series D
6.63%, 12/01/37	885	1,114,662
Travelers Companies Inc. (The)
5.35%, 11/01/40	535	638,299
6.25%, 06/15/37	743	968,514
6.75%, 06/20/36	50	67,981
Trinity Acquisition PLC
6.13%, 08/15/43	250	274,629
Unum Group
5.75%, 08/15/42	250	284,295
Validus Holdings Ltd.
8.88%, 01/26/40	273	366,003
Voya Financial Inc.
5.70%, 07/15/43[a]	240	280,671
WR Berkley Corp.
6.25%, 02/15/37	300	357,441
XLIT Ltd.
5.50%, 03/31/45	500	488,682
6.25%, 05/15/27	75	90,544

		27,255,870
INTERNET — 0.27%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[a,c]	400	400,131
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	550	569,689
4.95%, 12/05/44 (Call 06/05/44)	750	771,402
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	400	340,026

		2,081,248
IRON & STEEL — 0.48%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	200	212,568
6.40%, 12/01/37	150	180,297
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	109,955
Vale Overseas Ltd.
6.88%, 11/21/36[a]	1,630	1,606,175
6.88%, 11/10/39[a]	1,265	1,245,466
8.25%, 01/17/34	287	324,394
Vale SA
5.63%, 09/11/42	135	118,321

		3,797,176
LODGING — 0.04%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	350	331,885

		331,885
MACHINERY — 0.47%
Caterpillar Inc.
3.80%, 08/15/42	895	842,182
4.30%, 05/15/44 (Call 11/15/43)	275	278,740
4.75%, 05/15/64 (Call 11/15/63)	200	204,718
5.20%, 05/27/41	650	741,304
6.05%, 08/15/36	100	123,583
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	220	241,642

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	$900	$872,560
5.38%, 10/16/29	175	211,234
8.10%, 05/15/30	50	74,678
Rockwell Automation Inc.
6.70%, 01/15/28	100	131,624

		3,722,265
MANUFACTURING — 0.85%
3M Co.
3.88%, 06/15/44	550	549,766
5.70%, 03/15/37	225	281,878
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	343	402,866
Eaton Corp.
4.00%, 11/02/32[a]	798	799,235
4.15%, 11/02/42	100	98,588
General Electric Co.
4.13%, 10/09/42	685	691,450
4.50%, 03/11/44	1,070	1,123,742
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	800	772,909
4.88%, 09/15/41 (Call 03/15/41)	150	166,923
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	225	257,088
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)[a]	325	322,547
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	550	569,172
4.45%, 11/21/44 (Call 05/21/44)	215	225,537
Series A
6.25%, 05/15/38	100	129,354
Tyco Electronics Group SA
7.13%, 10/01/37	225	302,321

		6,693,376
MEDIA — 5.06%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	1,100	1,142,731
5.40%, 10/01/43	525	591,336
6.15%, 02/15/41	825	992,923
6.20%, 12/15/34	320	389,390
6.40%, 12/15/35	190	236,078
6.55%, 03/15/33	640	802,344
6.65%, 11/15/37	295	378,263
7.70%, 10/30/25	400	523,185
7.75%, 12/01/45	200	286,127
7.85%, 03/01/39	225	322,943
8.15%, 10/17/36	266	374,479
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	100	92,577
4.85%, 07/01/42 (Call 01/01/42)	200	195,063
5.50%, 05/15/33	650	682,881
5.90%, 10/15/40 (Call 04/15/40)	450	501,245
7.88%, 07/30/30	325	435,292
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,550	1,566,512
4.25%, 01/15/33	1,935	1,979,072
4.65%, 07/15/42	700	736,967
4.75%, 03/01/44	1,300	1,387,573
6.45%, 03/15/37	305	391,150
6.50%, 11/15/35	500	651,295
6.95%, 08/15/37	1,090	1,459,187

Security	Principal (000s)	Value

7.05%, 03/15/33	$150	$197,627
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	1,400	1,384,365
6.35%, 03/15/40	125	143,030
6.38%, 03/01/41	460	520,735
Discovery Communications LLC
4.88%, 04/01/43	195	185,791
6.35%, 06/01/40	1,000	1,154,107
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	750	743,377
6.63%, 01/15/40	255	304,822
Historic TW Inc.
6.63%, 05/15/29	1,080	1,344,520
NBCUniversal Media LLC
4.45%, 01/15/43	800	809,224
5.95%, 04/01/41	510	620,694
6.40%, 04/30/40	400	515,465
TCI Communications Inc.
7.13%, 02/15/28	100	131,517
7.88%, 02/15/26	370	503,683
Thomson Reuters Corp.
5.50%, 08/15/35	150	168,319
5.65%, 11/23/43 (Call 05/23/43)	400	443,628
5.85%, 04/15/40	200	229,419
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	200	174,250
5.50%, 09/01/41 (Call 03/01/41)	771	749,306
5.88%, 11/15/40 (Call 05/15/40)	570	578,044
6.55%, 05/01/37	400	433,928
6.75%, 06/15/39	780	862,710
7.30%, 07/01/38	1,100	1,279,289
Time Warner Entertainment Co. LP
8.38%, 07/15/33	697	881,251
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	1,950	1,938,508
4.85%, 07/15/45	250	252,445
4.90%, 06/15/42	250	260,844
5.35%, 12/15/43	300	323,658
5.38%, 10/15/41	200	218,121
6.10%, 07/15/40	175	206,919
6.25%, 03/29/41	270	323,176
6.50%, 11/15/36	400	491,228
7.63%, 04/15/31	265	353,953
7.70%, 05/01/32	750	1,016,127
Viacom Inc.
4.38%, 03/15/43	800	691,145
4.50%, 02/27/42	500	443,951
4.85%, 12/15/34 (Call 06/15/34)	350	339,781
5.25%, 04/01/44 (Call 10/01/43)	275	270,271
5.85%, 09/01/43 (Call 03/01/43)	575	601,953
6.88%, 04/30/36	330	382,906
Walt Disney Co. (The)
4.38%, 08/16/41	590	627,941
7.00%, 03/01/32	200	280,678
Series E
4.13%, 12/01/41	330	338,482

		39,839,801
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	200	192,859
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	150	141,261

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.25%, 10/01/54 (Call 04/01/54)	$225	$205,337

		539,457
MINING — 1.73%
Barrick Gold Corp.
5.25%, 04/01/42	650	602,649
Barrick North America Finance LLC
5.70%, 05/30/41	657	638,163
5.75%, 05/01/43	200	200,894
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	505	499,364
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	930	891,766
5.00%, 09/30/43	1,000	1,076,638
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	375	334,845
5.45%, 03/15/43 (Call 09/15/42)	975	852,194
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	350	346,601
Kinross Gold Corp.
6.88%, 09/01/41 (Call 03/01/41)	250	229,019
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	500	438,229
6.25%, 10/01/39	903	927,229
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	95,487
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	875	941,187
7.13%, 07/15/28	415	544,078
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,070	1,007,745
Southern Copper Corp.
5.25%, 11/08/42	625	560,939
5.88%, 04/23/45	500	488,950
6.75%, 04/16/40	866	915,974
7.50%, 07/27/35[a]	390	441,153
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	630	544,701
6.13%, 10/01/35	300	268,225
6.25%, 07/15/41 (Call 01/15/41)	820	727,253
Vale Canada Ltd.
7.20%, 09/15/32	50	51,151

		13,624,434
OFFICE & BUSINESS EQUIPMENT — 0.05%
Xerox Corp.
4.80%, 03/01/35	150	141,095
6.75%, 12/15/39[a]	225	259,701

		400,796
OIL & GAS — 7.68%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	250	299,709
8.13%, 09/15/30	175	227,503
Anadarko Finance Co.
7.50%, 05/01/31	400	509,493
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	311,379
6.20%, 03/15/40	980	1,135,594
6.45%, 09/15/36	695	832,473
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	200	182,466

Security	Principal (000s)	Value

4.75%, 04/15/43 (Call 10/15/42)	$1,025	$999,064
5.10%, 09/01/40 (Call 03/01/40)	430	434,970
6.00%, 01/15/37	1,011	1,141,115
Burlington Resources Finance Co.
7.20%, 08/15/31	270	358,144
7.40%, 12/01/31	225	306,255
Canadian Natural Resources Ltd.
5.85%, 02/01/35	200	221,982
6.25%, 03/15/38	1,205	1,405,224
6.45%, 06/30/33	200	229,896
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	447,803
5.20%, 09/15/43 (Call 03/15/43)[a]	250	247,516
6.75%, 11/15/39	545	634,568
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,289,125
ConocoPhillips
6.50%, 02/01/39	1,230	1,586,438
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	150	181,109
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	290	291,232
4.30%, 11/15/44 (Call 05/15/44)	800	797,681
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,667	2,214,875
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	145	126,469
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,675	1,670,572
5.60%, 07/15/41 (Call 01/15/41)	125	136,960
7.95%, 04/15/32	80	106,487
Devon Financing Corp. LLC
7.88%, 09/30/31	247	326,673
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	625	524,614
5.70%, 10/15/39[a]	150	142,110
Ecopetrol SA
5.88%, 05/28/45	250	231,735
7.38%, 09/18/43	1,200	1,296,000
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	850	835,823
6.50%, 08/15/34	245	277,980
6.50%, 02/01/38	170	191,443
7.20%, 11/01/31	175	202,381
Eni USA Inc.
7.30%, 11/15/27	200	260,878
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)[a]	650	630,481
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	385	376,775
Hess Corp.
5.60%, 02/15/41	500	532,760
6.00%, 01/15/40	100	110,773
7.13%, 03/15/33	200	241,236
7.30%, 08/15/31	1,125	1,360,996
7.88%, 10/01/29	100	128,011
Marathon Oil Corp.
6.60%, 10/01/37	605	701,312
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	600	575,473
5.00%, 09/15/54 (Call 03/15/54)	200	190,513
6.50%, 03/01/41 (Call 09/01/40)	330	385,385
Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	150	125,110
7.05%, 05/01/29	350	395,094

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Nexen Energy ULC
6.40%, 05/15/37	$864	$1,065,510
7.50%, 07/30/39	600	828,294
7.88%, 03/15/32	160	221,334
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	570	580,306
6.00%, 03/01/41 (Call 09/01/40)	860	944,791
Noble Holding International Ltd.
5.25%, 03/15/42[a]	500	401,483
6.05%, 03/01/41	100	86,940
6.20%, 08/01/40	30	26,321
6.95%, 04/01/45 (Call 10/01/44)	250	243,295
Petro-Canada
5.35%, 07/15/33	100	107,012
6.80%, 05/15/38	776	992,086
Petrobras Global Finance BV
6.75%, 01/27/41	1,360	1,263,666
6.88%, 01/20/40	1,280	1,208,689
7.25%, 03/17/44	300	295,768
Petroleos Mexicanos
4.50%, 01/23/26[c]	1,600	1,604,000
5.50%, 06/27/44[c]	1,750	1,701,875
5.50%, 06/27/44	825	804,375
5.63%, 01/23/46[c]	1,100	1,086,250
6.38%, 01/23/45	1,250	1,357,812
6.50%, 06/02/41	650	713,375
6.63%, 06/15/35	1,705	1,905,337
6.63%, 06/15/38	300	331,338
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	355	356,445
4.88%, 11/15/44 (Call 05/15/44)	1,250	1,255,315
5.88%, 05/01/42	295	334,498
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	375	327,454
Shell International Finance BV
4.38%, 05/11/45	1,000	1,023,363
4.55%, 08/12/43	1,700	1,772,551
5.50%, 03/25/40	225	264,502
6.38%, 12/15/38	852	1,098,998
Statoil ASA
3.95%, 05/15/43	950	916,074
4.80%, 11/08/43	625	684,974
5.10%, 08/17/40	380	427,282
6.50%, 12/01/28[c]	100	130,259
6.80%, 01/15/28	75	98,309
7.15%, 01/15/29	100	136,053
Suncor Energy Inc.
5.95%, 12/01/34	150	174,456
6.50%, 06/15/38	667	832,939
6.85%, 06/01/39	595	763,946
Talisman Energy Inc.
6.25%, 02/01/38	675	695,914
7.25%, 10/15/27	200	235,122
Tosco Corp.
7.80%, 01/01/27	250	341,119
Valero Energy Corp.
4.90%, 03/15/45	355	348,565
6.63%, 06/15/37	977	1,155,846
7.50%, 04/15/32	305	380,478
XTO Energy Inc.
6.75%, 08/01/37	400	574,365
		60,468,342

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.61%
Baker Hughes Inc.
5.13%, 09/15/40	$360	$387,075
6.88%, 01/15/29	600	761,854
Cameron International Corp.
5.13%, 12/15/43 (Call 06/15/43)	350	335,211
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	180	182,839
4.75%, 08/01/43 (Call 02/01/43)	575	605,338
7.45%, 09/15/39	585	800,895
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	505	452,810
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	231	206,439
6.50%, 08/01/36	476	446,512
6.75%, 09/15/40	175	166,501
7.00%, 03/15/38	500	487,858
		4,833,332
PACKAGING & CONTAINERS — 0.07%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	498	568,889
		568,889
PHARMACEUTICALS — 4.11%
Abbott Laboratories
5.30%, 05/27/40	285	339,791
6.00%, 04/01/39	650	827,686
AbbVie Inc.
4.40%, 11/06/42	1,310	1,275,865
4.50%, 05/14/35 (Call 11/14/34)	275	277,581
4.70%, 05/14/45 (Call 11/14/44)	1,000	1,016,599
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,325	1,313,410
4.75%, 03/15/45 (Call 09/15/44)	1,675	1,662,365
4.85%, 06/15/44 (Call 12/15/43)	250	251,253
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	550	536,431
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	500	486,183
AstraZeneca PLC
4.00%, 09/18/42	425	413,446
6.45%, 09/15/37	1,372	1,799,817
Bristol-Myers Squibb Co.
5.88%, 11/15/36	795	986,287
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	125	123,641
4.60%, 03/15/43[a]	350	351,765
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	100	98,312
3.70%, 03/01/45 (Call 09/01/44)	70	65,354
4.65%, 06/15/44 (Call 12/15/43)	450	490,013
5.50%, 03/15/27	1,020	1,240,299
5.55%, 03/15/37	275	331,295
6.77%, 01/01/36	290	391,166
Express Scripts Holding Co.
6.13%, 11/15/41	420	505,203
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	200	234,796
6.38%, 05/15/38	1,512	1,962,258
Johnson & Johnson

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.38%, 12/05/33 (Call 06/05/33)	$1,625	$1,775,597
4.50%, 09/01/40	200	220,954
4.95%, 05/15/33	250	291,181
5.85%, 07/15/38	50	65,332
5.95%, 08/15/37	375	488,658
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	820	860,817
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	200	201,992
5.90%, 11/01/39	300	347,268
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	1,410	1,309,624
4.15%, 05/18/43	225	225,465
6.50%, 12/01/33	415	548,590
6.55%, 09/15/37	155	205,547
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	700	862,918
5.95%, 12/01/28	200	255,445
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	350	375,533
Novartis Capital Corp.
3.70%, 09/21/42	125	120,871
4.40%, 05/06/44	1,000	1,068,646
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	264,444
Perrigo Finance PLC
4.90%, 12/15/44 (Call 06/15/44)	200	201,004
Pfizer Inc.
4.30%, 06/15/43	175	176,498
4.40%, 05/15/44[a]	270	275,915
7.20%, 03/15/39	1,779	2,486,615
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	450	537,821
Wyeth LLC
5.95%, 04/01/37	1,430	1,746,335
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	497	484,396
		32,378,282
PIPELINES — 3.89%
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	400	396,298
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	255	299,323
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[c]	25	23,666
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)[c]	125	110,771
Enbridge Energy Partners LP
Series B
7.50%, 04/15/38	510	603,225
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	175,155
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	250	235,842
5.15%, 02/01/43 (Call 08/01/42)	305	284,271
5.15%, 03/15/45 (Call 09/15/44)	500	466,340
6.05%, 06/01/41 (Call 12/01/40)	110	113,379
6.50%, 02/01/42 (Call 08/01/41)	1,230	1,333,288
6.63%, 10/15/36	165	181,167
8.25%, 11/15/29 (Call 08/15/29)	50	67,519
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	450	458,511
Enterprise Products Operating LLC

Security	Principal (000s)	Value

4.45%, 02/15/43 (Call 08/15/42)	$875	$824,786
4.85%, 08/15/42 (Call 02/15/42)	125	124,114
4.85%, 03/15/44 (Call 09/15/43)	850	845,058
4.90%, 05/15/46 (Call 12/15/45)	145	146,668
4.95%, 10/15/54 (Call 04/15/54)[a]	950	923,122
5.10%, 02/15/45 (Call 08/15/44)	125	128,509
5.70%, 02/15/42	520	571,868
5.95%, 02/01/41	175	197,848
6.13%, 10/15/39	134	153,698
7.55%, 04/15/38	100	132,562
Series D
6.88%, 03/01/33	250	304,125
Series H
6.65%, 10/15/34	100	120,072
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	90	78,516
5.00%, 08/15/42 (Call 02/15/42)	250	228,590
5.40%, 09/01/44 (Call 03/01/44)	260	249,029
5.50%, 03/01/44 (Call 09/01/43)	825	803,161
5.80%, 03/15/35	900	908,654
6.38%, 03/01/41	230	240,672
6.55%, 09/15/40	100	106,592
6.95%, 01/15/38	522	580,311
7.40%, 03/15/31	100	113,403
7.50%, 11/15/40	255	296,524
7.75%, 03/15/32	100	118,373
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	1,515	1,521,522
5.05%, 02/15/46 (Call 08/15/45)	325	296,818
5.30%, 12/01/34 (Call 06/01/34)	1,350	1,310,511
5.55%, 06/01/45 (Call 12/01/44)	1,800	1,757,018
Magellan Midstream Partners LP
4.20%, 03/15/45 (Call 09/15/44)	200	182,031
5.15%, 10/15/43 (Call 04/15/43)	600	632,302
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	680	680,592
6.85%, 10/15/37	450	475,671
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	237,200
4.90%, 02/15/45 (Call 08/15/44)	325	316,639
5.15%, 06/01/42 (Call 12/01/41)	550	560,628
6.65%, 01/15/37	325	380,237
Spectra Energy Capital LLC
7.50%, 09/15/38	260	304,285
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	250	234,869
5.95%, 09/25/43 (Call 03/25/43)	225	251,890
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	400	367,989
5.30%, 04/01/44 (Call 10/01/43)	500	480,877
6.10%, 02/15/42	275	285,442
Texas Eastern Transmission LP
7.00%, 07/15/32	100	127,287
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	1,075	1,102,974
5.00%, 10/16/43 (Call 04/16/43)	175	184,862
5.60%, 03/31/34	100	113,625
5.85%, 03/15/36	100	114,893
6.20%, 10/15/37	334	398,848
7.25%, 08/15/38	305	407,433
7.63%, 01/15/39	1,000	1,393,419
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	635	554,626
5.40%, 08/15/41 (Call 02/15/41)	26	25,863

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	$200	$206,227
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	50	50,721
7.50%, 01/15/31	375	432,422
8.75%, 03/15/32[a]	318	405,039
Williams Partners LP
4.00%, 09/15/25 (Call 06/15/25)[a]	325	319,431
4.90%, 01/15/45 (Call 10/15/44)	845	775,002
5.40%, 03/04/44 (Call 09/04/43)[a]	500	485,927
6.30%, 04/15/40	240	258,418
		30,578,548
REAL ESTATE INVESTMENT TRUSTS — 0.59%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	550	565,469
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	101,344
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	225	285,292
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	165	174,465
6.50%, 03/15/41 (Call 09/15/40)	250	311,950
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	250	231,380
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[a,c]	275	270,124
Realty Income Corp.
5.88%, 03/15/35	250	288,705
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)[a]	350	375,363
6.75%, 02/01/40 (Call 11/01/39)	225	302,094
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	500	478,159
Weyerhaeuser Co.
6.95%, 10/01/27	500	603,510
7.38%, 03/15/32	525	669,851
		4,657,706
RETAIL — 3.59%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	600	610,830
5.17%, 08/01/44 (Call 02/01/44)[a]	150	154,495
CVS Health Corp.
6.13%, 09/15/39	925	1,150,787
6.25%, 06/01/27	300	372,070
Darden Restaurants Inc.
7.05%, 10/15/37	230	281,758
Home Depot Inc. (The)
4.25%, 04/01/46	250	251,829
4.40%, 03/15/45 (Call 09/15/44)	855	876,704
4.88%, 02/15/44 (Call 08/15/43)	385	423,135
5.88%, 12/16/36	1,111	1,368,141
5.95%, 04/01/41 (Call 10/01/40)	1,085	1,360,075
Kohl’s Corp.
6.00%, 01/15/33	200	216,675
6.88%, 12/15/37	250	308,366
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	414	440,954
5.00%, 09/15/43 (Call 03/15/43)	550	617,113
5.80%, 04/15/40 (Call 10/15/39)	790	962,739
6.88%, 02/15/28	50	65,996
Macy’s Retail Holdings Inc.

Security	Principal (000s)	Value

4.30%, 02/15/43 (Call 08/15/42)	$326	$309,899
4.50%, 12/15/34 (Call 06/15/34)[a]	250	251,033
6.38%, 03/15/37	250	309,945
6.70%, 07/15/34	150	187,184
6.90%, 04/01/29	550	691,561
McDonald’s Corp.
3.70%, 02/15/42	1,000	895,345
4.60%, 05/26/45 (Call 11/26/44)	165	168,566
5.70%, 02/01/39	50	57,112
6.30%, 10/15/37	360	438,195
6.30%, 03/01/38[a]	339	413,326
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	531	587,826
6.95%, 03/15/28	100	130,878
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	250	236,673
Target Corp.
4.00%, 07/01/42	1,110	1,081,737
6.50%, 10/15/37	897	1,179,112
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	250	245,502
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	1,400	1,379,710
4.30%, 04/22/44 (Call 10/22/43)	1,300	1,335,075
4.88%, 07/08/40	150	166,919
5.00%, 10/25/40	225	254,558
5.25%, 09/01/35	1,015	1,187,188
5.63%, 04/15/41	250	305,988
6.20%, 04/15/38	1,896	2,457,307
6.50%, 08/15/37	1,784	2,382,831
7.55%, 02/15/30	350	509,483
Walgreen Co.
4.40%, 09/15/42	125	117,116
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	100	98,502
4.80%, 11/18/44 (Call 05/18/44)	1,050	1,038,970
Yum! Brands Inc.
6.88%, 11/15/37[a]	309	367,096
		28,246,304
SEMICONDUCTORS — 0.45%
Applied Materials Inc.
5.85%, 06/15/41	440	512,065
Broadcom Corp.
4.50%, 08/01/34 (Call 02/01/34)	330	335,530
Intel Corp.
4.00%, 12/15/32	640	634,621
4.80%, 10/01/41	675	714,926
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	340	351,380
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	500	502,105
4.80%, 05/20/45 (Call 11/20/44)	500	499,410
		3,550,037
SOFTWARE — 1.57%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)[a]	915	859,279
3.50%, 11/15/42	800	713,159
3.75%, 05/01/43 (Call 11/01/42)	350	324,385
3.75%, 02/12/45 (Call 08/12/44)	150	139,143
4.00%, 02/12/55 (Call 08/12/54)	1,500	1,383,208
4.50%, 10/01/40	280	297,653

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.88%, 12/15/43 (Call 06/15/43)	$250	$277,763
5.20%, 06/01/39	311	359,425
5.30%, 02/08/41	600	701,260
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	1,100	1,060,180
3.90%, 05/15/35 (Call 11/15/34)	750	727,050
4.13%, 05/15/45 (Call 11/15/44)	250	241,975
4.30%, 07/08/34 (Call 01/08/34)	1,450	1,482,231
4.38%, 05/15/55 (Call 11/15/54)	250	241,225
4.50%, 07/08/44 (Call 01/08/44)	700	720,856
5.38%, 07/15/40	1,040	1,188,455
6.13%, 07/08/39	1,320	1,634,106
		12,351,353
TELECOMMUNICATIONS — 8.07%
Alltel Corp.
7.88%, 07/01/32	190	258,460
America Movil SAB de CV
4.38%, 07/16/42[a]	350	340,103
6.13%, 11/15/37	325	389,955
6.13%, 03/30/40	1,200	1,447,466
6.38%, 03/01/35	350	424,493
AT&T Corp.
8.00%, 11/15/31	750	1,064,890
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	354	319,238
4.35%, 06/15/45 (Call 12/15/44)	668	603,979
4.50%, 05/15/35 (Call 11/15/34)	710	676,985
4.75%, 05/15/46 (Call 11/15/45)	940	889,522
4.80%, 06/15/44 (Call 12/15/43)	2,900	2,795,509
5.35%, 09/01/40	1,150	1,189,244
5.55%, 08/15/41	270	287,948
6.15%, 09/15/34	550	625,633
6.30%, 01/15/38	2,026	2,332,860
6.40%, 05/15/38	350	407,595
6.50%, 09/01/37	355	416,570
6.55%, 02/15/39	620	735,379
AT&T Mobility LLC
7.13%, 12/15/31	400	509,722
BellSouth Corp.
6.55%, 06/15/34	1,100	1,244,001
6.88%, 10/15/31	300	351,360
British Telecommunications PLC
9.63%, 12/15/30	1,000	1,572,072
Cisco Systems Inc.
5.50%, 01/15/40	1,450	1,701,030
5.90%, 02/15/39	349	424,531
Corning Inc.
4.70%, 03/15/37	75	76,882
4.75%, 03/15/42	500	517,935
5.75%, 08/15/40	40	46,704
7.25%, 08/15/36 (Call 08/15/26)	200	256,811
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,524	2,233,441
9.25%, 06/01/32	325	509,809
Embarq Corp.
8.00%, 06/01/36	525	605,063
GTE Corp.
6.94%, 04/15/28	200	245,154
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	130	128,956
6.15%, 12/15/40	100	117,328
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	160	161,966

Security	Principal (000s)	Value

5.95%, 03/15/41	$395	$418,323
Koninklijke KPN NV
8.38%, 10/01/30[a]	205	286,756
Motorola Solutions Inc.
5.50%, 09/01/44	250	242,298
7.50%, 05/15/25	275	338,217
New Cingular Wireless Services Inc.
8.75%, 03/01/31	605	851,254
Orange SA
5.38%, 01/13/42	250	271,168
5.50%, 02/06/44 (Call 08/06/43)[a]	700	777,839
9.00%, 03/01/31	1,055	1,554,597
Pacific Bell Telephone Co.
7.13%, 03/15/26	700	869,481
Qwest Corp.
6.88%, 09/15/33 (Call 06/29/15)	1,105	1,111,906
7.13%, 11/15/43 (Call 06/29/15)	950	964,250
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	520	541,954
7.50%, 08/15/38	490	676,694
Telefonica Emisiones SAU
7.05%, 06/20/36	1,175	1,504,160
Telefonica Europe BV
8.25%, 09/15/30	437	610,934
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	450	383,514
4.40%, 11/01/34 (Call 05/01/34)	2,375	2,297,356
4.52%, 09/15/48[c]	1,000	926,247
4.75%, 11/01/41	590	576,313
4.86%, 08/21/46	2,950	2,900,728
5.01%, 08/21/54	3,300	3,171,122
5.05%, 03/15/34 (Call 12/15/33)	1,075	1,117,468
5.85%, 09/15/35	355	400,611
6.00%, 04/01/41	300	341,921
6.40%, 09/15/33	1,150	1,372,638
6.40%, 02/15/38[a]	380	450,112
6.55%, 09/15/43	4,125	5,060,041
6.90%, 04/15/38	1,180	1,476,385
7.35%, 04/01/39	500	649,359
7.75%, 12/01/30	865	1,181,476
7.75%, 06/15/32	350	461,073
Verizon Florida LLC
Series E
6.86%, 02/01/28[a]	450	477,938
Verizon Maryland LLC
Series B
5.13%, 06/15/33[a]	1,000	977,836
Vodafone Group PLC
4.38%, 02/19/43[a]	380	332,333
6.15%, 02/27/37	1,111	1,241,564
6.25%, 11/30/32	450	500,146
7.88%, 02/15/30	234	293,709
		63,518,315
TEXTILES — 0.09%
Cintas Corp. No. 2
6.15%, 08/15/36	557	688,929
		688,929
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	160	161,260
6.35%, 03/15/40	350	395,760

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	$400	$401,786

		958,806
TRANSPORTATION — 2.44%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45 (Call 10/01/44)	500	477,912
4.38%, 09/01/42 (Call 03/01/42)	630	625,797
4.40%, 03/15/42 (Call 09/15/41)	496	494,639
4.55%, 09/01/44 (Call 03/01/44)	350	356,920
4.90%, 04/01/44 (Call 10/01/43)	1,250	1,340,558
5.15%, 09/01/43 (Call 03/01/43)	325	361,173
5.40%, 06/01/41 (Call 12/01/40)	270	309,446
5.75%, 05/01/40 (Call 11/01/39)	450	538,266
6.15%, 05/01/37	150	189,690
6.20%, 08/15/36	350	442,032
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	345	316,549
4.50%, 11/07/43 (Call 05/07/43)	250	267,515
6.20%, 06/01/36	170	221,154
6.25%, 08/01/34	50	64,505
6.38%, 11/15/37	58	77,582
6.90%, 07/15/28	450	616,967
Canadian Pacific Railway Co.
5.75%, 01/15/42	350	425,076
7.13%, 10/15/31	440	583,918
Con–way Inc.
6.70%, 05/01/34	275	300,274
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	350	320,424
4.10%, 03/15/44 (Call 09/15/43)	950	904,069
4.40%, 03/01/43 (Call 09/01/42)	126	125,648
4.50%, 08/01/54 (Call 02/01/54)	325	321,005
4.75%, 05/30/42 (Call 11/30/41)[a]	487	512,148
5.50%, 04/15/41 (Call 10/15/40)	70	80,785
6.00%, 10/01/36	240	293,247
6.22%, 04/30/40	105	131,749
FedEx Corp.
3.88%, 08/01/42	200	178,562
3.90%, 02/01/35[a]	835	786,956
4.10%, 02/01/45	250	232,636
4.90%, 01/15/34	625	662,988
5.10%, 01/15/44	50	53,642
Norfolk Southern Corp.
4.45%, 06/15/45	500	503,492
4.80%, 08/15/43 (Call 02/15/43)[a]	970	1,027,312
4.84%, 10/01/41	428	454,385
5.59%, 05/17/25	100	117,484
5.64%, 05/17/29	100	117,685
6.00%, 05/23/11	425	501,594
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	150	154,048
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	500	466,294
3.88%, 02/01/55 (Call 08/01/54)	780	717,494
4.30%, 06/15/42 (Call 12/15/41)	250	256,916
4.82%, 02/01/44 (Call 08/01/43)	395	439,651
6.63%, 02/01/29	207	280,673
United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	275	307,296
6.20%, 01/15/38	837	1,077,362

Security	Principal (000s)	Value

United Parcel Service of America Inc.
8.38%, 04/01/30[b]	$100	$145,226

		19,180,744
TRUCKING & LEASING — 0.03%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	250	262,682

		262,682
WATER — 0.12%
American Water Capital Corp.
6.59%, 10/15/37	223	287,731
United Utilities PLC
6.88%, 08/15/28	250	300,387
Veolia Environnement SA
6.75%, 06/01/38	250	316,737

		904,855

TOTAL CORPORATE BONDS & NOTES
(Cost: $649,796,281)		632,965,046

FOREIGN GOVERNMENT OBLIGATIONS[d] — 8.28%

BRAZIL — 1.02%
Brazilian Government International Bond
5.00%, 01/27/45[a]	1,450	1,346,325
5.63%, 01/07/41	800	814,800
7.13%, 01/20/37[a]	1,480	1,779,700
8.25%, 01/20/34[a]	880	1,146,200
10.13%, 05/15/27	1,086	1,650,720
11.00%, 08/17/40 (Call 08/17/15)	1,245	1,276,125

		8,013,870
CANADA — 0.20%
Province of British Columbia Canada
6.50%, 01/15/26	200	266,577
Province of Quebec Canada
7.50%, 09/15/29	900	1,330,957

		1,597,534
CHILE — 0.09%
Chile Government International Bond
3.63%, 10/30/42[a]	775	730,438

		730,438
COLOMBIA — 0.65%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	450	444,375
5.63%, 02/26/44 (Call 08/26/43)	2,600	2,808,000
6.13%, 01/18/41[a]	750	857,625
7.38%, 09/18/37[a]	750	973,125

		5,083,125

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

ISRAEL — 0.05%
Israel Government International Bond
4.50%, 01/30/43	$400	$414,000

		414,000
ITALY — 0.26%
Italy Government International Bond
5.38%, 06/15/33[a]	1,417	1,664,134
Region of Lombardy Italy
5.80%, 10/25/32	305	330,949

		1,995,083
MEXICO — 1.47%
Mexico Government International Bond
4.60%, 01/23/46	1,450	1,428,250
4.75%, 03/08/44	1,740	1,744,350
5.55%, 01/21/45[a]	1,050	1,181,250
5.75%, 10/12/49	1,880	1,964,600
6.05%, 01/11/40	1,070	1,275,440
6.75%, 09/27/34[a]	1,625	2,132,812
7.50%, 04/08/33	477	674,955
8.30%, 08/15/31	755	1,143,825

		11,545,482
PANAMA — 0.51%
Panama Government International Bond
6.70%, 01/26/36	1,230	1,571,325
7.13%, 01/29/26[a]	700	899,500
9.38%, 04/01/29[a]	1,030	1,560,450

		4,031,275
PERU — 0.64%
Peruvian Government International Bond
5.63%, 11/18/50	1,075	1,268,500
6.55%, 03/14/37	620	806,000
7.35%, 07/21/25	700	940,450
8.75%, 11/21/33[a]	1,300	2,021,500

		5,036,450
PHILIPPINES — 1.07%
Philippine Government International Bond
3.95%, 01/20/40	700	732,375
5.00%, 01/13/37[a]	1,600	1,938,000
5.50%, 03/30/26	1,600	1,938,000
6.38%, 01/15/32	1,200	1,615,500
6.38%, 10/23/34	800	1,111,000
7.75%, 01/14/31	200	299,000
9.50%, 02/02/30[a]	450	752,062

		8,385,937
SOUTH AFRICA — 0.19%
South Africa Government International Bond
5.38%, 07/24/44	1,000	1,042,500
5.88%, 09/16/25	200	225,500
6.25%, 03/08/41	200	236,750

		1,504,750

Security	Principal (000s)	Value

SOUTH KOREA — 0.19%
Export-Import Bank of Korea
3.25%, 08/12/26	$450	$458,208
Republic of Korea
4.13%, 06/10/44[a]	900	1,032,951

		1,491,159
SUPRANATIONAL — 0.34%
Asian Development Bank
5.82%, 06/16/28	310	401,598
European Investment Bank
4.88%, 02/15/36	680	880,775
Inter-American Development Bank
3.20%, 08/07/42	375	378,581
3.88%, 10/28/41	245	277,278
4.38%, 01/24/44	250	306,562
International Bank for Reconstruction & Development
4.75%, 02/15/35	350	443,161

		2,687,955
TURKEY — 1.28%
Turkey Government International Bond
4.88%, 04/16/43	500	478,440
6.63%, 02/17/45[a]	2,600	3,131,544
6.75%, 05/30/40	600	722,250
6.88%, 03/17/36	450	544,077
7.25%, 03/05/38	800	1,010,496
8.00%, 02/14/34	1,700	2,274,277
11.88%, 01/15/30	1,100	1,903,341

		10,064,425
URUGUAY — 0.32%
Uruguay Government International Bond
4.13%, 11/20/45	200	182,500
5.10%, 06/18/50[a]	1,450	1,469,575
7.63%, 03/21/36	640	889,600

		2,541,675

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $65,948,464)		65,123,158

MUNICIPAL DEBT OBLIGATIONS — 9.27%

CALIFORNIA — 2.98%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	185,368
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	675	925,432
Series S1
7.04%, 04/01/50	750	1,069,860
California State Public Works Board RB Lease Abatement BAB Series G-2
8.36%, 10/01/34	400	580,636
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	280	367,520
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	580	824,830

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	$150	$179,522
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	550	708,587
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	400	580,772
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	300	374,034
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	300	427,251
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	700	971,180
6.60%, 07/01/50	300	430,182
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	978,096
6.76%, 07/01/34	775	1,045,924
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	300	391,866
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	500	668,395
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	665	876,989
State of California GO BAB
7.30%, 10/01/39	820	1,182,604
7.35%, 11/01/39	450	657,490
7.50%, 04/01/34	2,100	3,033,744
7.55%, 04/01/39	1,350	2,038,108
7.60%, 11/01/40	1,000	1,532,010
7.95%, 03/01/36 (Call 03/01/20)	500	609,075
University of California RB
Series AD
4.86%, 05/15/12	230	219,779
Series AN
4.77%, 05/15/44 (Call 05/15/24)[a]	1,000	1,048,150
University of California RB BAB
5.77%, 05/15/43	575	718,589
5.95%, 05/15/45	650	794,885

		23,420,878
COLORADO — 0.13%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	300	383,376
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	435	598,834

		982,210
CONNECTICUT — 0.18%
State of Connecticut GO Series A
5.85%, 03/15/32	200	245,454
State of Connecticut GO BAB
5.09%, 10/01/30	100	112,661
5.63%, 12/01/29	895	1,090,772

		1,448,887

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.03%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	$200	$211,928

		211,928
GEORGIA — 0.26%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	500	630,755
Project P, Series 2010A
7.06%, 04/01/57	975	1,115,907
State of Georgia GO BAB Series H
4.50%, 11/01/25	300	332,247

		2,078,909
ILLINOIS — 1.10%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	650	770,504
Series B
6.90%, 12/01/40	345	408,973
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	220	259,054
City of Chicago IL GO Series C
7.78%, 01/01/35[a]	860	901,504
City of Chicago IL Wastewater Transmission Revenue RB BAB Series B
6.90%, 01/01/40	200	237,792
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	705	903,098
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	430	524,518
State of Illinois GO
5.10%, 06/01/33[a]	4,115	3,877,853
5.65%, 12/01/38	575	547,118
State of Illinois GO BAB Series 3
6.73%, 04/01/35	200	210,392

		8,640,806
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	338,754

		338,754
KENTUCKY — 0.03%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	193,684

		193,684
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	257,852

		257,852

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

MASSACHUSETTS — 0.23%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	$290	$339,320
Series E
5.46%, 12/01/39	545	688,357
Commonwealth of Massachusetts RB BAB Series A
5.73%, 06/01/40	300	380,067
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	150	180,578
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	200	251,104

		1,839,426
MISSOURI — 0.18%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	500	604,460
University of Missouri RB BAB
5.79%, 11/01/41	625	820,456

		1,424,916
NEW JERSEY — 0.68%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29	1,250	1,537,375
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,475	2,082,036
Series F
7.41%, 01/01/40	250	363,927
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	1,095	1,213,227
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	150	181,961

		5,378,526
NEW YORK — 1.53%
City of New York NY GO BAB
5.85%, 06/01/40	550	696,976
5.99%, 12/01/36	145	180,222
6.27%, 12/01/37	475	627,161
Housing Development Corp./NY
3.71%, 02/15/48	750	783,457
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	326,753
6.67%, 11/15/39	385	523,604
Series A
5.87%, 11/15/39	100	122,491
Series C-1
6.69%, 11/15/40	450	607,037
Series E
6.81%, 11/15/40	400	544,504
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	600	705,084
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	246,980
5.57%, 11/01/38	250	311,028
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	325	406,058

Security	Principal (000s)	Value

5.75%, 06/15/41	$500	$647,075
5.88%, 06/15/44	350	462,963
6.01%, 06/15/42	300	399,873
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	600	742,386
5.50%, 03/15/30	200	236,404
5.63%, 03/15/39	200	243,728
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	1,285	1,325,567
4.93%, 10/01/51 (GOI)	500	568,160
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,250	1,344,912

		12,052,423
OHIO — 0.23%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	120	168,661
8.08%, 02/15/50	500	774,440
Ohio State University (The) RB Series A
4.80%, 06/01/11	200	200,130
Ohio State University (The) RB BAB
4.91%, 06/01/40	550	646,421

		1,789,652
OREGON — 0.14%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	293,770
5.68%, 06/30/28 (NPFGC)	500	607,575
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	175	224,452

		1,125,797
PENNSYLVANIA — 0.13%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	300	351,411
Series B
4.65%, 02/15/26	100	110,633
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	480	581,645

		1,043,689
TEXAS — 1.13%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	650	685,074
City of Houston TX GOL Series A
6.29%, 03/01/32	400	496,544
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	800	1,036,912
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	650	868,439
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	515	663,196
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	150	190,211

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)[a]	$550	$651,261
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	550	664,372
State of Texas GO BAB
5.52%, 04/01/39	650	844,590
Series A
4.63%, 04/01/33	500	562,385
4.68%, 04/01/40	100	116,537
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	1,175	1,382,235
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	420,631
Series D
5.13%, 08/15/42	250	303,925

		8,886,312
UTAH — 0.10%
State of Utah GO BAB Series B
3.54%, 07/01/25	115	123,136
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	500	650,290

		773,426
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	421,380

		421,380
WASHINGTON — 0.09%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	188,367
State of Washington GO BAB
5.14%, 08/01/40	400	487,152

		675,519

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $73,426,554)		72,984,974

SHORT-TERM INVESTMENTS — 6.66%

MONEY MARKET FUNDS — 6.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	43,566	43,566,352
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	2,440	2,439,789

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	6,426	$6,425,950

		52,432,091

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,432,091)		52,432,091

TOTAL INVESTMENTS IN SECURITIES — 104.64% (Cost: $841,603,390)		823,505,269
Other Assets, Less Liabilities — (4.64)%		(36,540,281)

NET ASSETS — 100.00%		$786,964,988

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

NPFGC  —  National Public Finance Guarantee Corp.

PSF  —  Permanent School Fund

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

19

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 81.57%

ADVERTISING — 0.01%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,516,917

		1,516,917
AEROSPACE & DEFENSE — 1.01%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)[a]	12,558	12,760,728
2.90%, 08/15/18 (Call 07/15/18)	5,000	5,221,556
Boeing Co. (The)
3.75%, 11/20/16	2,330	2,430,962
General Dynamics Corp.
1.00%, 11/15/17	14,200	14,173,076
2.25%, 07/15/16	5,650	5,752,278
L-3 Communications Corp.
1.50%, 05/28/17	10,050	9,933,282
Lockheed Martin Corp.
2.13%, 09/15/16	13,355	13,576,468
7.65%, 05/01/16	1,000	1,063,112
United Technologies Corp.
1.78%, 05/04/18[b]	15,000	15,066,233
1.80%, 06/01/17	20,192	20,531,870
5.38%, 12/15/17	9,283	10,229,975

		110,739,540
AGRICULTURE — 0.75%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	11,573	12,835,789
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	750	770,492
Bunge N.A. Finance LP
5.90%, 04/01/17	2,680	2,875,777
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	11,000	11,277,440
Philip Morris International Inc.
1.13%, 08/21/17[a]	6,266	6,272,371
1.25%, 11/09/17	9,385	9,401,089
1.63%, 03/20/17	65	65,807
5.65%, 05/16/18[a]	27,700	31,036,919
Reynolds American Inc.
6.75%, 06/15/17	7,100	7,811,184

		82,346,868
AIRLINES — 0.07%
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	7,204	7,834,235

		7,834,235

Security	Principal (000s)	Value

APPAREL — 0.03%
VF Corp.
5.95%, 11/01/17	$3,239	$3,586,447

		3,586,447
AUTO MANUFACTURERS — 1.42%
American Honda Finance Corp.
1.13%, 10/07/16	13,461	13,532,559
1.20%, 07/14/17	7,500	7,508,057
1.50%, 03/13/18	7,500	7,511,519
1.55%, 12/11/17	13,000	13,094,006
2.13%, 10/10/18[a]	1,165	1,182,872
Ford Motor Credit Co. LLC
1.46%, 03/27/17[a]	5,000	4,989,463
PACCAR Financial Corp.
1.10%, 06/06/17	14,090	14,110,050
1.15%, 08/16/16	3,750	3,768,976
1.40%, 11/17/17	3,640	3,657,738
1.40%, 05/18/18	3,000	3,002,317
1.45%, 03/09/18	4,770	4,779,894
Toyota Motor Credit Corp.
1.13%, 05/16/17[a]	15,000	15,042,534
1.25%, 10/05/17	29,271	29,353,010
1.45%, 01/12/18	6,605	6,634,891
1.75%, 05/22/17	1,600	1,623,458
2.00%, 09/15/16[a]	6,790	6,904,935
2.05%, 01/12/17	18,503	18,864,550

		155,560,829
AUTO PARTS & EQUIPMENT — 0.11%
Johnson Controls Inc.
1.40%, 11/02/17	8,078	8,053,426
2.60%, 12/01/16	4,000	4,090,319

		12,143,745
BANKS — 32.57%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	10,000	10,008,129
1.65%, 09/29/17	8,500	8,523,488
American Express Bank FSB
6.00%, 09/13/17	11,737	12,909,968
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17	10,850	10,879,577
1.25%, 06/13/17[a]	1,000	999,430
1.45%, 05/15/18	5,000	4,982,259
1.50%, 01/16/18[a]	10,000	10,032,519
1.88%, 10/06/17[a]	12,500	12,642,801
Bank of America Corp.
1.35%, 11/21/16[a]	13,940	13,954,494
1.70%, 08/25/17	25,535	25,630,643
2.00%, 01/11/18	21,545	21,696,436
3.88%, 03/22/17	12,404	12,939,118
5.42%, 03/15/17	6,980	7,438,164
5.63%, 10/14/16	12,335	13,051,645
5.65%, 05/01/18	15,000	16,568,915
5.70%, 05/02/17[a]	5,000	5,378,171
5.75%, 08/15/16	12,485	13,111,887
5.75%, 12/01/17	27,115	29,701,970
6.00%, 09/01/17	17,315	18,939,779

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.40%, 08/28/17	$15,006	$16,544,118
6.50%, 08/01/16[a]	36,050	38,200,376
6.88%, 04/25/18	27,613	31,409,088
7.80%, 09/15/16	1,000	1,079,705
Series 1
3.75%, 07/12/16	19,885	20,471,463
Bank of America N.A.
1.13%, 11/14/16	16,000	15,999,196
1.25%, 02/14/17	16,500	16,564,282
1.65%, 03/26/18	11,375	11,383,262
5.30%, 03/15/17	24,500	26,123,895
6.10%, 06/15/17	5,000	5,451,818
Bank of Montreal
1.30%, 07/15/16	8,095	8,146,604
1.30%, 07/14/17 (Call 06/14/17)[a]	10,000	10,030,414
1.40%, 09/11/17	9,700	9,726,342
1.40%, 04/10/18[a]	9,755	9,748,617
1.45%, 04/09/18 (Call 03/09/18)	12,000	11,992,158
2.50%, 01/11/17[a]	16,887	17,296,649
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18	10,000	10,022,246
1.97%, 06/20/17[b]	7,129	7,221,156
2.30%, 07/28/16	12,200	12,406,477
Bank of Nova Scotia (The)
1.10%, 12/13/16[a]	10,000	10,018,453
1.25%, 04/11/17[a]	5,000	5,015,750
1.30%, 07/21/17[a]	5,639	5,653,419
1.38%, 07/15/16	8,000	8,053,204
1.38%, 12/18/17 (Call 11/18/17)[a]	5,000	5,009,262
1.45%, 04/25/18	5,000	4,996,689
2.55%, 01/12/17	20,900	21,424,555
Barclays Bank PLC
5.00%, 09/22/16	20,637	21,693,583
Barclays PLC
2.00%, 03/16/18	10,000	10,047,783
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	6,448	6,484,462
2.15%, 03/22/17 (Call 02/22/17)	2,835	2,881,889
BNP Paribas SA
1.25%, 12/12/16[a]	16,820	16,825,474
1.38%, 03/17/17	10,000	9,999,342
2.38%, 09/14/17	13,964	14,212,644
BPCE SA
1.63%, 02/10/17[a]	11,000	11,081,980
1.63%, 01/26/18[a]	10,000	10,013,326
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)[a]	10,000	9,985,733
1.05%, 12/01/16 (Call 11/01/16)	9,750	9,738,661
1.35%, 10/01/17 (Call 09/01/17)	20,000	20,009,506
1.45%, 10/03/16 (Call 09/03/16)	6,590	6,630,326
Canadian Imperial Bank of Commerce/Canada
1.35%, 07/18/16	5,000	5,034,917
1.55%, 01/23/18 (Call 12/23/17)	2,225	2,232,063
Capital One Financial Corp.
3.15%, 07/15/16	14,800	15,140,966
6.75%, 09/15/17	4,967	5,536,115
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	8,450	8,431,543
1.65%, 02/05/18 (Call 01/05/18)	7,755	7,726,014
Citigroup Inc.
1.30%, 11/15/16	13,190	13,184,594
1.35%, 03/10/17[a]	5,000	4,993,124
1.55%, 08/14/17	15,000	14,974,540

Security	Principal (000s)	Value

1.70%, 07/25/16	$26,850	$27,024,730
1.70%, 04/27/18	15,000	14,947,820
1.75%, 05/01/18[a]	12,500	12,491,704
1.80%, 02/05/18	9,565	9,559,122
1.85%, 11/24/17[a]	5,000	5,024,394
3.95%, 06/15/16	24,963	25,715,406
4.45%, 01/10/17	11,658	12,229,320
5.50%, 02/15/17	17,520	18,640,637
6.00%, 08/15/17	17,321	18,946,471
6.13%, 11/21/17[a]	39,383	43,535,414
6.13%, 05/15/18	21,000	23,490,973
Citizens Bank N.A./Providence RI
1.60%, 12/04/17 (Call 11/04/17)	5,000	5,008,509
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	20,000	19,981,125
1.40%, 09/08/17	7,500	7,528,677
1.63%, 03/12/18	5,000	5,013,760
1.90%, 09/18/17[a]	15,675	15,912,624
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	7,550	7,561,814
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	23,374	24,221,254
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[a]	18,900	18,991,077
Credit Suisse/New York NY
1.38%, 05/26/17[a]	36,105	36,102,576
1.70%, 04/27/18	16,135	16,101,587
1.75%, 01/29/18[a]	12,500	12,541,002
6.00%, 02/15/18	12,258	13,517,642
Deutsche Bank AG/London
1.35%, 05/30/17[a]	11,000	10,972,302
1.40%, 02/13/17	16,905	16,925,185
1.88%, 02/13/18[a]	5,970	5,978,041
6.00%, 09/01/17	31,299	34,235,989
Discover Bank/Greenwood DE
2.00%, 02/21/18	10,500	10,487,900
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	14,720	14,713,933
1.35%, 06/01/17 (Call 05/01/17)	5,000	5,002,052
1.45%, 02/28/18 (Call 01/28/18)	10,000	9,913,615
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	31,487	32,014,406
5.63%, 01/15/17[a]	19,265	20,476,329
5.75%, 10/01/16[a]	8,894	9,417,938
5.95%, 01/18/18[a]	49,556	54,784,114
6.15%, 04/01/18	20,125	22,470,893
6.25%, 09/01/17	29,945	32,954,380
HSBC USA Inc.
1.30%, 06/23/17[a]	20,800	20,830,170
1.50%, 11/13/17[a]	8,130	8,134,190
1.63%, 01/16/18	26,295	26,296,009
1.70%, 03/05/18[a]	8,845	8,839,395
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	8,530	8,530,200
1.35%, 08/02/16 (Call 07/02/16)	4,950	4,936,921
1.38%, 04/24/17 (Call 03/24/17)	6,975	6,955,036
1.70%, 02/26/18 (Call 01/26/18)	5,000	4,990,212
Industrial & Commercial Bank of China Ltd./ New York
2.35%, 11/13/17	10,000	10,088,884
Intesa Sanpaolo SpA
2.38%, 01/13/17[a]	22,850	23,047,851
3.88%, 01/16/18	19,090	19,889,325
JPMorgan Chase & Co.

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

1.35%, 02/15/17	$43,021	$43,166,866
1.63%, 05/15/18	20,025	19,968,481
1.80%, 01/25/18[a]	14,654	14,701,830
2.00%, 08/15/17	27,162	27,545,112
3.15%, 07/05/16	53,300	54,556,648
6.00%, 01/15/18	38,832	43,124,054
6.13%, 06/27/17	3,327	3,627,003
Series H
1.70%, 03/01/18 (Call 02/01/18)[a]	20,000	20,050,235
JPMorgan Chase Bank N.A.
6.00%, 10/01/17[a]	24,480	26,949,476
KeyBank N.A./Cleveland OH
1.10%, 11/25/16 (Call 10/25/16)	6,375	6,381,337
1.65%, 02/01/18	14,500	14,509,972
1.70%, 06/01/18	4,510	4,517,461
KfW
0.50%, 07/15/16	1,000	1,000,731
0.63%, 12/15/16	70,150	70,210,596
0.75%, 03/17/17	40,600	40,666,024
0.88%, 09/05/17	10,455	10,471,140
1.00%, 01/26/18[a]	47,500	47,573,354
1.25%, 10/05/16[a]	51,900	52,422,072
1.25%, 02/15/17[a]	53,700	54,254,372
2.00%, 06/01/16	70,100	71,207,531
4.88%, 01/17/17[a]	30,100	32,167,253
Korea Development Bank (The)
1.50%, 01/22/18	2,000	1,991,887
2.88%, 08/22/18	5,850	6,035,426
3.00%, 03/17/19	8,695	8,995,180
3.88%, 05/04/17	15,672	16,364,141
4.00%, 09/09/16	6,014	6,226,092
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	20,000	20,028,888
1.00%, 04/04/18[a]	500	499,571
2.13%, 07/15/16	17,330	17,648,936
5.00%, 11/08/16	11,750	12,480,884
5.13%, 02/01/17	18,520	19,885,831
Lloyds Bank PLC
1.75%, 03/16/18	17,500	17,536,328
1.75%, 05/14/18	9,345	9,365,548
4.20%, 03/28/17	485	510,473
Manufacturers & Traders Trust Co.
1.25%, 01/30/17 (Call 12/30/16)	13,125	13,108,061
1.40%, 07/25/17 (Call 06/25/17)	16,250	16,257,095
Morgan Stanley
1.88%, 01/05/18[a]	9,100	9,134,810
2.13%, 04/25/18[a]	20,000	20,180,867
4.75%, 03/22/17	30,465	32,264,516
5.45%, 01/09/17[a]	16,088	17,124,367
5.75%, 10/18/16	18,185	19,268,110
5.95%, 12/28/17	14,185	15,648,809
6.25%, 08/28/17	10,736	11,813,628
6.63%, 04/01/18[a]	30,000	33,914,807
Series F
5.55%, 04/27/17	10,200	10,977,349
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	11,925	12,001,217
2.13%, 06/16/17	2,000	2,029,954
3.00%, 06/06/16	11,250	11,478,881
National Australia Bank Ltd./New York
1.30%, 07/25/16[a]	9,500	9,562,050
2.75%, 03/09/17	10,750	11,074,098

Security	Principal (000s)	Value

National City Bank/Cleveland OH
5.25%, 12/15/16	$3,500	$3,702,850
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	15,020	15,047,840
2.00%, 06/03/16	30,369	30,832,513
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[a,c]	16,040	16,025,940
1.15%, 11/01/16 (Call 10/02/16)[c]	16,500	16,548,438
1.30%, 10/03/16 (Call 09/03/16)[a,c]	16,000	16,078,026
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[c]	6,021	6,153,425
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)[a]	11,799	11,801,240
Royal Bank of Canada
1.20%, 01/23/17[a]	7,000	7,025,222
1.25%, 06/16/17	5,000	5,007,193
1.40%, 10/13/17[a]	12,476	12,511,200
1.45%, 09/09/16	18,420	18,576,241
1.50%, 01/16/18[a]	6,695	6,716,771
2.30%, 07/20/16	13,220	13,454,590
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	4,700	4,699,667
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	10,000	10,018,846
Societe Generale SA
2.75%, 10/12/17	19,250	19,748,480
State Street Corp.
4.96%, 03/15/18	500	536,735
Sumitomo Mitsui Banking Corp.
1.30%, 01/10/17	11,957	11,983,863
1.35%, 07/11/17[a]	7,500	7,473,823
1.45%, 07/19/16[a]	6,000	6,031,793
1.50%, 01/18/18[a]	7,800	7,777,291
1.75%, 01/16/18	11,000	11,038,435
1.80%, 07/18/17[a]	10,000	10,058,750
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	15,000	15,017,154
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	5,500	5,687,249
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	14,050	14,081,310
2.88%, 04/04/17[a]	17,500	18,039,177
3.13%, 07/12/16	9,250	9,490,221
Toronto-Dominion Bank (The)
1.13%, 05/02/17	11,000	11,009,689
1.40%, 04/30/18	19,785	19,743,734
1.50%, 09/09/16[a]	11,900	12,008,454
1.63%, 03/13/18	10,000	10,054,791
2.38%, 10/19/16	20,958	21,417,427
2.50%, 07/14/16	5,715	5,827,651
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)[a]	7,000	7,073,970
Series F
2.20%, 11/15/16 (Call 10/14/16)	12,819	13,049,132
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	29,000	29,100,621
1.35%, 01/26/18 (Call 12/26/17)	5,190	5,193,486
1.38%, 09/11/17 (Call 08/11/17)	15,000	15,063,665
UBS AG/Stamford CT
1.38%, 06/01/17	8,235	8,237,688
1.38%, 08/14/17	12,355	12,354,021
1.80%, 03/26/18[a]	6,075	6,079,392
5.75%, 04/25/18	15,000	16,678,609

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.88%, 12/20/17	$26,383	$29,103,217
Series 10
5.88%, 07/15/16[a]	24,402	25,675,556
Wachovia Corp.
5.63%, 10/15/16	16,769	17,816,383
5.75%, 06/15/17	14,595	15,919,701
5.75%, 02/01/18	32,393	35,956,882
Wells Fargo & Co.
1.15%, 06/02/17[a]	8,197	8,200,495
1.25%, 07/20/16	27,930	28,094,464
1.40%, 09/08/17	10,150	10,166,134
1.50%, 01/16/18	12,150	12,189,510
2.10%, 05/08/17	23,000	23,448,936
2.63%, 12/15/16[a]	18,277	18,721,350
3.68%, 06/15/16[b]	29,960	30,888,161
5.13%, 09/15/16[a]	1,590	1,673,793
5.63%, 12/11/17	23,234	25,646,139
Wells Fargo Bank N.A.
6.00%, 11/15/17[a]	10,772	11,969,868
Westpac Banking Corp.
1.05%, 11/25/16	10,800	10,843,172
1.20%, 05/19/17	8,500	8,511,795
1.50%, 12/01/17	20,000	20,084,114
1.55%, 05/25/18	10,000	9,987,438
1.60%, 01/12/18[a]	7,000	7,013,677
2.00%, 08/14/17	10,400	10,573,791

		3,562,230,625
BEVERAGES — 1.74%
Anheuser-Busch Companies LLC
5.05%, 10/15/16	5,000	5,290,910
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17[a]	26,050	26,142,433
1.25%, 01/17/18[a]	14,395	14,341,911
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	10,500	10,554,109
Beam Suntory Inc.
1.88%, 05/15/17	6,000	6,051,478
Brown-Forman Corp.
1.00%, 01/15/18[a]	3,000	2,971,246
Coca-Cola Co. (The)
0.75%, 11/01/16[a]	20,950	20,962,242
1.15%, 04/01/18[a]	16,500	16,420,687
1.65%, 03/14/18	4,794	4,851,159
1.65%, 11/01/18	5,000	5,034,320
1.80%, 09/01/16	9,102	9,234,536
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	6,000	6,073,919
Diageo Capital PLC
1.50%, 05/11/17	4,594	4,631,159
5.50%, 09/30/16	5,000	5,301,501
5.75%, 10/23/17	12,297	13,577,137
Molson Coors Brewing Co.
2.00%, 05/01/17[a]	4,985	5,029,213
PepsiCo Inc.
0.95%, 02/22/17	8,000	8,005,662
1.25%, 08/13/17	19,564	19,615,465
1.25%, 04/30/18	6,730	6,700,631

		190,789,718

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.58%
Amgen Inc.
1.25%, 05/22/17	$24,390	$24,376,509
2.13%, 05/15/17	9,491	9,647,514
2.50%, 11/15/16[a]	9,424	9,621,070
Biogen Inc.
6.88%, 03/01/18	5,000	5,710,545
Celgene Corp.
1.90%, 08/15/17[a]	7,105	7,178,984
Gilead Sciences Inc.
3.05%, 12/01/16	7,000	7,223,902

		63,758,524
CHEMICALS — 0.92%
Air Products & Chemicals Inc.
1.20%, 10/15/17	5,000	4,988,524
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	5,975,770
CF Industries Inc.
6.88%, 05/01/18	10,000	11,342,843
Eastman Chemical Co.
2.40%, 06/01/17	13,450	13,714,785
Ecolab Inc.
1.45%, 12/08/17	5,924	5,916,930
1.55%, 01/12/18	5,500	5,496,708
3.00%, 12/08/16	13,544	13,931,014
EI du Pont de Nemours & Co.
5.25%, 12/15/16	3,500	3,725,000
6.00%, 07/15/18	10,035	11,350,246
Monsanto Co.
1.15%, 06/30/17	10,000	9,957,363
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	5,000	5,222,900
Praxair Inc.
1.25%, 11/07/18[a]	3,400	3,360,023
Rohm & Haas Co.
6.00%, 09/15/17	4,808	5,286,217

		100,268,323
COMMERCIAL SERVICES — 0.19%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	3,560	3,567,115
Western Union Co. (The)
2.88%, 12/10/17	6,250	6,402,884
5.93%, 10/01/16[a]	9,710	10,318,400

		20,288,399
COMPUTERS — 1.96%
Apple Inc.
0.90%, 05/12/17	20,000	20,019,870
1.00%, 05/03/18	25,000	24,790,367
1.05%, 05/05/17	15,770	15,815,567
Hewlett-Packard Co.
2.60%, 09/15/17	16,850	17,235,273
2.65%, 06/01/16	20,850	21,185,515
3.00%, 09/15/16	9,432	9,660,826
3.30%, 12/09/16	13,478	13,877,099
5.50%, 03/01/18	8,780	9,641,761
International Business Machines Corp.

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

1.13%, 02/06/18[a]	$7,500	$7,484,534
1.25%, 02/06/17[a]	15,777	15,879,816
1.25%, 02/08/18[a]	200	200,140
1.95%, 07/22/16	15,370	15,609,497
5.70%, 09/14/17	38,605	42,622,518

		214,022,783
COSMETICS & PERSONAL CARE — 0.28%
Colgate-Palmolive Co.
0.90%, 05/01/18	5,000	4,932,563
1.30%, 01/15/17	2,647	2,667,495
5.20%, 11/07/16	1,630	1,730,105
Procter & Gamble Co. (The)
0.75%, 11/04/16[a]	15,520	15,535,719
1.45%, 08/15/16	5,750	5,810,107

		30,675,989
DISTRIBUTION & WHOLESALE — 0.03%
Ingram Micro Inc.
5.25%, 09/01/17	3,000	3,211,424

		3,211,424
DIVERSIFIED FINANCIAL SERVICES — 6.40%
Air Lease Corp.
5.63%, 04/01/17	14,000	14,914,324
American Express Co.
1.55%, 05/22/18	12,495	12,450,465
5.50%, 09/12/16	10,800	11,419,751
6.15%, 08/28/17	18,765	20,686,274
6.80%, 09/01/66 (Call 09/01/16)[d]	3,948	4,105,920
7.00%, 03/19/18[a]	15,592	17,831,037
American Express Credit Corp.
1.13%, 06/05/17	30,000	29,926,687
1.30%, 07/29/16[a]	11,480	11,542,398
1.55%, 09/22/17	18,690	18,762,502
2.38%, 03/24/17	9,250	9,464,792
2.80%, 09/19/16	16,504	16,902,093
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	2,973	3,166,047
7.25%, 02/01/18	24,915	28,452,870
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	44,720	49,623,304
Capital One Bank USA N.A.
1.15%, 11/21/16 (Call 10/21/16)	13,060	13,054,590
1.20%, 02/13/17 (Call 01/13/17)	11,000	10,963,407
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	10,865	10,895,501
Ford Motor Credit Co. LLC
1.50%, 01/17/17[a]	15,600	15,617,829
1.68%, 09/08/17	25,500	25,457,736
1.72%, 12/06/17	10,000	9,979,337
2.15%, 01/09/18	10,000	10,094,170
2.38%, 01/16/18	21,860	22,139,446
3.00%, 06/12/17	4,904	5,032,836
4.25%, 02/03/17	15,858	16,575,670
5.00%, 05/15/18	9,000	9,751,277
6.63%, 08/15/17	9,008	9,937,525
8.00%, 12/15/16	13,023	14,310,396
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)[a]	7,000	7,035,089

Security	Principal (000s)	Value

1.50%, 07/12/16	$2,500	$2,522,749
1.60%, 11/20/17[a]	1,000	1,010,963
1.63%, 04/02/18[a]	18,000	18,160,633
2.30%, 04/27/17	20,420	20,928,169
2.45%, 03/15/17[a]	7,500	7,695,194
2.90%, 01/09/17	33,350	34,476,611
3.35%, 10/17/16	19,653	20,338,640
5.38%, 10/20/16	2,885	3,066,618
5.40%, 02/15/17[a]	24,780	26,659,084
5.63%, 09/15/17	33,472	36,806,756
5.63%, 05/01/18	21,280	23,825,338
International Lease Finance Corp.
7.13%, 09/01/18[e]	3,500	3,950,450
Jefferies Group LLC
5.13%, 04/13/18	7,000	7,420,614
Murray Street Investment Trust I
4.65%, 03/09/17[b]	10,729	11,321,722
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	5,000	4,989,836
1.10%, 01/27/17[a]	23,150	23,203,645
Nomura Holdings Inc.
2.00%, 09/13/16	13,450	13,569,606
NYSE Holdings LLC
2.00%, 10/05/17	6,586	6,672,442
Vesey Street Investment Trust I
4.40%, 09/01/16[b]	3,500	3,635,168

		700,347,511
ELECTRIC — 2.62%
Ameren Illinois Co.
6.13%, 11/15/17	2,000	2,223,793
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	12,145	12,151,314
Arizona Public Service Co.
6.25%, 08/01/16	5,000	5,301,913
Baltimore Gas & Electric Co.
5.90%, 10/01/16	1,000	1,065,713
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	2,000	1,994,281
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	6,650	7,614,020
CMS Energy Corp.
6.55%, 07/17/17	299	330,110
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	308	311,642
5.80%, 03/15/18	2,329	2,612,137
6.15%, 09/15/17	2,930	3,248,787
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,000	1,059,088
5.85%, 04/01/18[a]	5,000	5,602,012
Series 06-D
5.30%, 12/01/16	3,000	3,187,942
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,138,980
5.65%, 09/15/18	7,000	7,882,199
Dayton Power & Light Co. (The)
1.88%, 09/15/16	4,300	4,335,416
Dominion Gas Holdings LLC
1.05%, 11/01/16	12,120	12,135,562
Dominion Resources Inc./VA
1.25%, 03/15/17	10,600	10,594,641

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

1.95%, 08/15/16	$3,560	$3,599,187
Duke Energy Carolinas LLC
1.75%, 12/15/16	3,778	3,831,127
5.10%, 04/15/18	2,000	2,200,252
Duke Energy Corp.
1.63%, 08/15/17[a]	23,470	23,635,982
2.10%, 06/15/18 (Call 05/15/18)	2,600	2,634,130
Edison International
3.75%, 09/15/17	5,210	5,484,962
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	10,050	10,457,838
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	6,500	6,453,325
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	5,000	5,056,210
Georgia Power Co.
Series B
5.70%, 06/01/17	7,825	8,517,444
Hydro-Quebec
2.00%, 06/30/16	20,950	21,277,964
Jersey Central Power & Light Co.
5.65%, 06/01/17[a]	555	598,974
NiSource Finance Corp.
6.40%, 03/15/18	6,388	7,216,536
Ohio Power Co.
6.00%, 06/01/16	4,000	4,201,460
6.05%, 05/01/18	5,000	5,609,689
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	1,000	1,083,243
6.80%, 09/01/18	4,600	5,314,320
PECO Energy Co.
1.20%, 10/15/16	5,000	5,025,287
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	6,540	6,592,189
2.75%, 09/15/16	1,000	1,021,978
5.32%, 09/15/16	1,000	1,054,129
Public Service Co. of New Mexico
7.95%, 05/15/18	923	1,074,820
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	6,050	6,053,031
Southern Co. (The)
1.30%, 08/15/17	4,590	4,590,136
1.95%, 09/01/16	4,665	4,729,908
2.45%, 09/01/18	7,240	7,417,074
Southern Power Co.
1.50%, 06/01/18	5,000	4,998,045
Southwestern Electric Power Co.
Series E
5.55%, 01/15/17	4,500	4,792,538
TransAlta Corp.
1.90%, 06/03/17	4,300	4,280,814
Virginia Electric & Power Co.
5.40%, 04/30/18	10,000	11,085,578
5.95%, 09/15/17	11,500	12,707,784
Xcel Energy Inc.
1.20%, 06/01/17	10,000	10,016,093
5.61%, 04/01/17	100	108,113

		286,509,710

Security	Principal (000s)	Value

ELECTRONICS — 0.53%
Amphenol Corp.
1.55%, 09/15/17	$3,140	$3,130,959
Corning Inc.
1.50%, 05/08/18	1,550	1,553,404
Honeywell International Inc.
5.30%, 03/15/17	2,100	2,265,201
5.30%, 03/01/18	3,343	3,705,579
Jabil Circuit Inc.
7.75%, 07/15/16	178	189,546
Koninklijke Philips NV
5.75%, 03/11/18	14,859	16,453,277
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	6,833	6,827,534
2.25%, 08/15/16	23,825	24,158,265

		58,283,765
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
1.63%, 05/08/17	5,000	5,037,811

		5,037,811
FOOD — 1.29%
Campbell Soup Co.
3.05%, 07/15/17[a]	8,000	8,258,247
ConAgra Foods Inc.
1.90%, 01/25/18[a]	3,495	3,488,387
5.82%, 06/15/17	9,611	10,405,299
General Mills Inc.
1.40%, 10/20/17	7,500	7,496,742
5.70%, 02/15/17	12,845	13,806,697
Hershey Co. (The)
1.50%, 11/01/16	2,500	2,520,765
5.45%, 09/01/16	5,005	5,298,460
JM Smucker Co. (The)
1.75%, 03/15/18[e]	9,015	9,033,705
Kellogg Co.
1.75%, 05/17/17	8,000	8,065,060
1.88%, 11/17/16	3,763	3,806,332
3.25%, 05/21/18	3,758	3,921,305
Kraft Foods Group Inc.
2.25%, 06/05/17	10,500	10,666,227
6.13%, 08/23/18	1,825	2,057,693
Kroger Co. (The)
1.20%, 10/17/16	10,895	10,920,481
2.20%, 01/15/17	13,000	13,197,970
6.40%, 08/15/17	3,000	3,313,619
Mondelez International Inc.
6.50%, 08/11/17	200	222,430
Sysco Corp.
1.45%, 10/02/17	6,200	6,224,379
5.25%, 02/12/18	3,000	3,295,950
Unilever Capital Corp.
0.85%, 08/02/17[a]	14,818	14,777,221

		140,776,969

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.04%
Domtar Corp.
10.75%, 06/01/17	$4,000	$4,755,000

		4,755,000
GAS — 0.23%
CenterPoint Energy Inc.
5.95%, 02/01/17	5,000	5,369,202
Sempra Energy
2.30%, 04/01/17	5,000	5,087,657
2.40%, 03/15/20 (Call 02/15/20)	5,000	5,014,334
6.50%, 06/01/16	9,545	10,068,194

		25,539,387
HEALTH CARE — PRODUCTS — 0.96%
Baxter International Inc.
1.85%, 06/15/18[a]	2,780	2,796,961
5.90%, 09/01/16	1,500	1,593,412
Becton Dickinson and Co.
1.45%, 05/15/17	6,605	6,620,441
1.75%, 11/08/16	5,000	5,047,712
1.80%, 12/15/17	15,805	15,903,586
Boston Scientific Corp.
2.65%, 10/01/18	5,000	5,081,013
6.40%, 06/15/16	1,000	1,059,500
Covidien International Finance SA
6.00%, 10/15/17	12,915	14,328,730
CR Bard Inc.
1.38%, 01/15/18	5,000	4,968,233
Medtronic Inc.
0.88%, 02/27/17	11,000	10,989,862
1.38%, 04/01/18[a]	8,000	7,998,128
1.50%, 03/15/18[e]	6,615	6,641,438
Stryker Corp.
2.00%, 09/30/16[a]	16,959	17,209,982
Zimmer Holdings Inc.
1.45%, 04/01/17	4,710	4,720,304
2.00%, 04/01/18	416	419,050

		105,378,352
HEALTH CARE — SERVICES — 0.84%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)[a]	2,800	2,811,187
Anthem Inc.
1.88%, 01/15/18	17,000	17,096,225
Coventry Health Care Inc.
5.95%, 03/15/17	9,753	10,559,669
Laboratory Corp. of America Holdings
2.20%, 08/23/17	2,145	2,174,052
2.50%, 11/01/18	1,083	1,097,084
2.63%, 02/01/20	1,305	1,308,392
UnitedHealth Group Inc.
1.40%, 12/15/17	17,525	17,613,060
1.88%, 11/15/16	3,000	3,047,518
6.00%, 06/15/17	7,315	8,039,048
6.00%, 02/15/18	14,459	16,229,432
Ventas Realty LP
1.25%, 04/17/17	4,000	3,991,972

Security	Principal (000s)	Value

1.55%, 09/26/16	$8,070	$8,119,688

		92,087,327
HOLDING COMPANIES — DIVERSIFIED — 0.09%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	10,000	9,974,210

		9,974,210
HOME FURNISHINGS — 0.17%
Whirlpool Corp.
1.35%, 03/01/17	9,125	9,128,346
1.65%, 11/01/17[a]	5,805	5,814,790
6.50%, 06/15/16[a]	3,000	3,170,786

		18,113,922
HOUSEHOLD PRODUCTS & WARES — 0.17%
Clorox Co. (The)
5.95%, 10/15/17	8,065	8,912,443
Kimberly-Clark Corp.
1.90%, 05/22/19	5,940	5,982,016
6.13%, 08/01/17	3,665	4,059,977

		18,954,436
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
2.05%, 12/01/17	1,680	1,691,109

		1,691,109
INSURANCE — 1.88%
Aflac Inc.
2.65%, 02/15/17	12,000	12,323,938
American International Group Inc.
5.60%, 10/18/16[a]	5,389	5,714,267
5.85%, 01/16/18	46,584	51,622,988
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	9,690	9,725,020
1.60%, 05/15/17	17,520	17,757,723
5.40%, 05/15/18[a]	12,000	13,413,308
Berkshire Hathaway Inc.
1.55%, 02/09/18	7,035	7,101,179
1.90%, 01/31/17[a]	11,555	11,764,931
2.20%, 08/15/16[a]	10,130	10,318,399
CNA Financial Corp.
6.50%, 08/15/16	10,000	10,628,681
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	1,120	1,196,740
5.50%, 10/15/16	2,000	2,113,044
Lincoln National Corp.
7.00%, 05/17/66 (Call 05/17/16)[a,d]	5,000	4,550,000
8.75%, 07/01/19	2,500	3,119,958
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/01/17)	2,345	2,383,458
2.35%, 03/06/20 (Call 02/06/20)	3,785	3,799,163
MetLife Inc.
6.75%, 06/01/16	6,783	7,175,147
Prudential Financial Inc.
Series D
6.00%, 12/01/17	11,184	12,400,272

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Torchmark Corp.
6.38%, 06/15/16	$500	$526,747
Unum Group
7.13%, 09/30/16	600	645,703
Voya Financial Inc.
2.90%, 02/15/18	5,000	5,145,429
XLIT Ltd.
2.30%, 12/15/18	5,000	5,047,006
6.50%, 10/29/49 (Call 04/15/17)[d]	7,500	6,562,500

		205,035,601
INTERNET — 0.37%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[e]	8,300	8,309,624
Amazon.com Inc.
1.20%, 11/29/17	3,845	3,840,442
eBay Inc.
1.35%, 07/15/17	10,000	9,983,623
Google Inc.
2.13%, 05/19/16[a]	15,145	15,392,596
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	3,090	3,135,527

		40,661,812
IRON & STEEL — 0.12%
Nucor Corp.
5.75%, 12/01/17	2,000	2,206,326
Vale Overseas Ltd.
6.25%, 01/23/17	10,000	10,599,999

		12,806,325
LODGING — 0.14%
Marriott International Inc./MD
6.20%, 06/15/16	8,400	8,847,714
6.38%, 06/15/17	2,850	3,109,947
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	3,735	3,809,615

		15,767,276
MACHINERY — 1.45%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	2,000	2,007,409
1.00%, 03/03/17	12,160	12,196,260
1.25%, 08/18/17[a]	12,000	12,026,523
1.35%, 09/06/16	21,352	21,515,913
1.63%, 06/01/17	8,065	8,148,786
2.05%, 08/01/16	5,965	6,049,401
5.45%, 04/15/18	1,500	1,667,126
Series G
2.45%, 09/06/18	5,000	5,134,046
John Deere Capital Corp.
1.05%, 10/11/16	15,220	15,286,144
1.05%, 12/15/16[a]	13,000	13,037,987
1.13%, 06/12/17[a]	10,000	10,031,404
1.35%, 01/16/18	10,520	10,546,158
1.55%, 12/15/17	14,800	14,929,690
1.85%, 09/15/16	9,300	9,435,940
2.25%, 06/07/16	2,000	2,033,839

Security	Principal (000s)	Value

Roper Technologies Inc.
2.05%, 10/01/18[a]	$8,905	$8,912,537
Xylem Inc./NY
3.55%, 09/20/16	5,000	5,146,213

		158,105,376
MANUFACTURING — 0.92%
3M Co.
1.38%, 09/29/16	21,033	21,254,250
Danaher Corp.
2.30%, 06/23/16	1,707	1,737,675
5.63%, 01/15/18	4,925	5,448,965
Eaton Corp.
1.50%, 11/02/17	28,475	28,590,864
General Electric Co.
5.25%, 12/06/17	24,999	27,434,453
Illinois Tool Works Inc.
0.90%, 02/25/17[a]	5,950	5,952,193
Pentair Finance SA
1.88%, 09/15/17	5,000	5,016,331
Textron Inc.
4.63%, 09/21/16	126	131,608
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	5,000	5,066,898

		100,633,237
MEDIA — 1.89%
21st Century Fox America Inc.
8.00%, 10/17/16	3,220	3,526,268
Comcast Corp.
4.95%, 06/15/16	5,000	5,215,382
5.70%, 05/15/18	5,000	5,593,556
5.88%, 02/15/18[a]	13,903	15,519,970
6.30%, 11/15/17	9,046	10,128,910
6.50%, 01/15/17	13,586	14,767,129
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	14,760	14,713,546
2.40%, 03/15/17	14,408	14,628,613
Historic TW Inc.
6.88%, 06/15/18	5,000	5,735,360
Scripps Networks Interactive Inc.
2.70%, 12/15/16	5,778	5,902,757
Thomson Reuters Corp.
1.30%, 02/23/17[a]	7,404	7,394,081
1.65%, 09/29/17	3,500	3,501,707
Time Warner Cable Inc.
5.85%, 05/01/17	17,797	19,086,309
Time Warner Inc.
5.88%, 11/15/16	6,932	7,410,869
Viacom Inc.
2.50%, 12/15/16	3,434	3,503,000
3.50%, 04/01/17	15,520	16,056,602
6.13%, 10/05/17[a]	500	548,462
Walt Disney Co. (The)
0.88%, 05/30/17	7,000	6,999,529
1.10%, 12/01/17	14,930	14,956,316
1.13%, 02/15/17	15,211	15,313,031
1.35%, 08/16/16	8,886	8,963,043
5.63%, 09/15/16	7,000	7,448,207

		206,912,647

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
1.25%, 01/15/18	$500	$498,416

		498,416
MINING — 0.88%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	17,604	17,807,877
1.88%, 11/21/16	4,747	4,819,544
5.40%, 03/29/17	5,000	5,393,752
Freeport-McMoRan Inc.
2.15%, 03/01/17	5,166	5,189,979
2.30%, 11/14/17	3,230	3,239,314
2.38%, 03/15/18	16,122	16,100,859
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	200	203,152
Rio Tinto Finance USA PLC
1.38%, 06/17/16	23,155	23,262,203
1.63%, 08/21/17 (Call 07/21/17)	16,058	16,107,329
Teck Resources Ltd.
3.15%, 01/15/17	3,500	3,559,472
3.85%, 08/15/17	1,000	1,033,593

		96,717,074
OFFICE & BUSINESS EQUIPMENT — 0.16%
Xerox Corp.
2.95%, 03/15/17[a]	12,300	12,607,235
6.35%, 05/15/18	4,000	4,487,925

		17,095,160
OIL & GAS — 5.29%
Anadarko Petroleum Corp.
5.95%, 09/15/16	19,011	20,154,920
6.38%, 09/15/17	21,785	24,072,358
Apache Corp.
1.75%, 04/15/17	4,490	4,512,409
5.63%, 01/15/17	9,500	10,144,820
BP Capital Markets PLC
1.38%, 11/06/17	10,150	10,161,246
1.38%, 05/10/18	8,615	8,578,369
1.67%, 02/13/18[a]	10,000	10,066,113
1.85%, 05/05/17	14,841	15,043,476
2.25%, 11/01/16	15,373	15,646,867
British Transco Finance Inc.
6.63%, 06/01/18	7,800	8,937,865
Canadian Natural Resources Ltd.
1.75%, 01/15/18[a]	4,690	4,657,392
5.70%, 05/15/17	10,226	11,003,547
5.90%, 02/01/18	10,000	10,973,786
6.00%, 08/15/16	3,250	3,441,008
Chevron Corp.
1.35%, 11/15/17	30,060	30,195,361
1.37%, 03/02/18	16,042	16,068,609
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	20,000	20,010,295
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	13,375	14,248,411
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	14,815	14,730,715

Security	Principal (000s)	Value

1.50%, 05/15/18	$3,350	$3,358,378
EOG Resources Inc.
5.88%, 09/15/17	2,470	2,719,343
6.88%, 10/01/18	2,000	2,328,779
Exxon Mobil Corp.
0.92%, 03/15/17[a]	21,150	21,184,656
1.31%, 03/06/18	10,000	10,035,677
Hess Corp.
1.30%, 06/15/17	10,745	10,674,497
Husky Energy Inc.
6.20%, 09/15/17	1,000	1,091,627
Marathon Oil Corp.
5.90%, 03/15/18	7,484	8,255,908
6.00%, 10/01/17	6,610	7,252,806
Nabors Industries Inc.
2.35%, 09/15/16[a]	4,100	4,110,250
6.15%, 02/15/18	10,750	11,558,311
Noble Holding International Ltd.
2.50%, 03/15/17[a]	5,000	4,993,092
4.00%, 03/16/18	6,000	6,131,297
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	6,155	6,139,814
1.75%, 02/15/17	12,695	12,845,099
4.13%, 06/01/16	7,000	7,232,901
Petrobras Global Finance BV
3.25%, 03/17/17[a]	19,859	19,593,184
6.13%, 10/06/16	5,230	5,382,466
Petroleos Mexicanos
5.75%, 03/01/18	15,500	16,972,500
Phillips 66
2.95%, 05/01/17	21,938	22,630,003
Pioneer Natural Resources Co.
6.65%, 03/15/17	950	1,031,098
Rowan Companies Inc.
5.00%, 09/01/17	1,606	1,663,652
Shell International Finance BV
0.90%, 11/15/16	20,150	20,170,814
1.13%, 08/21/17[a]	3,445	3,450,769
5.20%, 03/22/17[a]	4,632	4,985,931
Southwestern Energy Co.
7.50%, 02/01/18	3,000	3,370,149
Statoil ASA
1.15%, 05/15/18	1,505	1,494,433
1.20%, 01/17/18	10,000	9,981,090
1.25%, 11/09/17	7,000	7,008,641
1.80%, 11/23/16	10,100	10,243,828
3.13%, 08/17/17	16,816	17,558,264
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	7,708	7,733,062
Total Capital International SA
1.00%, 08/12/16[a]	13,758	13,802,432
1.00%, 01/10/17	6,000	6,013,531
1.50%, 02/17/17[a]	12,436	12,564,825
1.55%, 06/28/17	9,309	9,398,819
Valero Energy Corp.
6.13%, 06/15/17	10,215	11,153,968

		578,763,461
OIL & GAS SERVICES — 0.32%
Cameron International Corp.
1.15%, 12/15/16	2,441	2,421,482
1.40%, 06/15/17[a]	8,000	7,915,861

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Halliburton Co.
1.00%, 08/01/16	$9,400	$9,418,668
National Oilwell Varco Inc.
1.35%, 12/01/17	2,550	2,529,581
Weatherford International LLC
6.35%, 06/15/17[a]	11,465	12,264,110

		34,549,702
PHARMACEUTICALS — 3.76%
AbbVie Inc.
1.75%, 11/06/17	41,101	41,268,355
1.80%, 05/14/18	11,330	11,351,637
Actavis Funding SCS
1.30%, 06/15/17	10,200	10,133,073
1.85%, 03/01/17	9,300	9,356,209
2.35%, 03/12/18	25,840	26,115,780
Actavis Inc.
1.88%, 10/01/17	15,835	15,869,663
Allergan Inc./U.S.
1.35%, 03/15/18	5,000	4,918,475
AmerisourceBergen Corp.
1.15%, 05/15/17[a]	7,850	7,820,028
AstraZeneca PLC
5.90%, 09/15/17	17,654	19,522,107
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	1,162	1,158,931
1.75%, 03/01/19[a]	10,000	10,012,528
Cardinal Health Inc.
1.90%, 06/15/17	5,000	5,054,262
DENTSPLY International Inc.
2.75%, 08/15/16	1,500	1,527,215
Eli Lilly & Co.
1.25%, 03/01/18	11,345	11,353,131
5.20%, 03/15/17	8,614	9,273,176
Express Scripts Holding Co.
1.25%, 06/02/17	2,210	2,200,941
2.65%, 02/15/17	16,320	16,671,233
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	17,000	19,098,614
GlaxoSmithKline Capital PLC
1.50%, 05/08/17[a]	17,409	17,589,403
Johnson & Johnson
0.70%, 11/28/16	4,100	4,104,351
1.13%, 11/21/17	5,000	5,011,757
5.55%, 08/15/17	9,160	10,081,942
McKesson Corp.
1.29%, 03/10/17	12,225	12,244,977
1.40%, 03/15/18[a]	2,918	2,901,866
Medco Health Solutions Inc.
7.13%, 03/15/18	17,907	20,397,601
Merck & Co. Inc.
1.10%, 01/31/18[a]	9,125	9,109,870
1.30%, 05/18/18[a]	19,668	19,694,638
Mylan Inc.
1.35%, 11/29/16	10,000	9,981,088
Perrigo Co. PLC
1.30%, 11/08/16	5,420	5,413,964
Pfizer Inc.
0.90%, 01/15/17[a]	15,820	15,856,022
1.10%, 05/15/17[a]	21,300	21,383,033
Sanofi
1.25%, 04/10/18[a]	12,500	12,491,814

Security	Principal (000s)	Value

Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16[a]	$12,905	$13,111,055
Zoetis Inc.
1.88%, 02/01/18	9,545	9,528,051

		411,606,790
PIPELINES — 1.39%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	11,000	11,447,264
5.88%, 11/15/16	2,000	2,093,568
CenterPoint Energy Resources Corp.
6.13%, 11/01/17	6,000	6,651,808
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	9,007	9,643,828
Enbridge Energy Partners LP
5.88%, 12/15/16	4,800	5,093,376
Energy Transfer Partners LP
6.13%, 02/15/17	750	807,139
Enterprise Products Operating LLC
1.65%, 05/07/18	4,160	4,163,158
Series A
8.38%, 08/01/66 (Call 08/01/16)[d]	5,817	6,107,850
Series L
6.30%, 09/15/17	13,081	14,494,976
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	7,000	7,642,436
Kinder Morgan Inc./DE
2.00%, 12/01/17	2,625	2,626,376
7.25%, 06/01/18	2,615	2,961,871
Magellan Midstream Partners LP
5.65%, 10/15/16	1,280	1,357,663
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	4,700	4,691,595
3.20%, 09/15/18 (Call 08/15/18)	7,171	7,330,578
8.63%, 03/01/19[a]	1,620	1,936,657
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	5,000	5,682,210
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	10,710	12,061,092
Southern Natural Gas Co. LLC
5.90%, 04/01/17 [a,e]	2,292	2,450,831
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	2,650	2,700,164
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	17,046	18,715,510
TransCanada PipeLines Ltd.
1.88%, 01/12/18	11,270	11,356,679
6.50%, 08/15/18	4,306	4,915,653
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17[a]	4,430	4,833,851

		151,766,133
REAL ESTATE INVESTMENT TRUSTS — 0.77%
American Tower Corp.
4.50%, 01/15/18	17,348	18,485,430
AvalonBay Communities Inc.
5.70%, 03/15/17	1,750	1,883,141
ERP Operating LP
5.38%, 08/01/16	8,000	8,402,110
5.75%, 06/15/17	6,109	6,654,423

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Essex Portfolio LP
5.50%, 03/15/17	$200	$214,143
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	10,000	10,519,269
6.30%, 09/15/16	2,795	2,975,647
Health Care REIT Inc.
4.70%, 09/15/17	7,900	8,433,627
6.20%, 06/01/16	4,158	4,367,105
Hospitality Properties Trust
6.30%, 06/15/16 (Call 12/15/15)	2,500	2,565,814
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	3,000	3,039,379
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	10,000	10,201,272
6.13%, 05/30/18	5,820	6,592,601

		84,333,961
RETAIL — 1.94%
AutoZone Inc.
1.30%, 01/13/17	9,825	9,847,184
Costco Wholesale Corp.
1.13%, 12/15/17	17,190	17,197,103
1.75%, 02/15/20	2,815	2,806,744
5.50%, 03/15/17	2,000	2,165,539
CVS Health Corp.
1.20%, 12/05/16	13,936	13,992,661
5.75%, 06/01/17	10,137	11,046,131
6.13%, 08/15/16	7,000	7,434,966
Dollar General Corp.
4.13%, 07/15/17	5,000	5,227,215
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[a]	7,000	7,080,062
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	6,025	6,451,412
7.45%, 07/15/17	4,000	4,497,144
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	5,000	5,001,141
5.35%, 03/01/18	4,148	4,577,356
5.80%, 10/15/17	10,000	11,035,689
Starbucks Corp.
0.88%, 12/05/16	6,732	6,718,564
6.25%, 08/15/17	5,000	5,527,227
Target Corp.
2.30%, 06/26/19	6,604	6,703,012
5.38%, 05/01/17[a]	11,195	12,116,070
5.88%, 07/15/16	6,718	7,107,568
6.00%, 01/15/18	5,018	5,613,868
Wal-Mart Stores Inc.
1.00%, 04/21/17	8,000	8,030,161
1.13%, 04/11/18[a]	20,000	19,944,843
5.38%, 04/05/17	6,000	6,499,392
5.80%, 02/15/18[a]	500	560,707
Walgreen Co.
1.80%, 09/15/17	13,790	13,898,661
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	10,668	10,730,015

		211,810,435

Security	Principal (000s)	Value

SAVINGS & LOANS — 0.05%
Astoria Financial Corp.
5.00%, 06/19/17 (Call 05/19/17)	$4,815	$5,084,739

		5,084,739
SEMICONDUCTORS — 0.82%
Altera Corp.
2.50%, 11/15/18	10,000	10,175,069
Intel Corp.
1.35%, 12/15/17[a]	37,760	37,780,232
1.95%, 10/01/16	19,571	19,900,695
KLA-Tencor Corp.
2.38%, 11/01/17[a]	2,530	2,559,529
QUALCOMM Inc.
1.40%, 05/18/18	9,045	9,046,754
Texas Instruments Inc.
0.88%, 03/12/17[a]	9,500	9,474,326
1.00%, 05/01/18	650	644,006

		89,580,611
SOFTWARE — 0.81%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17[a]	5,000	5,123,540
Fidelity National Information Services Inc.
1.45%, 06/05/17	14,700	14,633,866
Fiserv Inc.
3.13%, 06/15/16	4,800	4,928,448
Microsoft Corp.
0.88%, 11/15/17	10,000	9,970,131
Oracle Corp.
1.20%, 10/15/17	22,072	22,098,504
5.75%, 04/15/18	28,000	31,380,283

		88,134,772
TELECOMMUNICATIONS — 2.82%
America Movil SAB de CV
2.38%, 09/08/16	18,750	19,029,327
AT&T Inc.
1.40%, 12/01/17[a]	13,310	13,255,258
1.60%, 02/15/17	3,864	3,884,874
1.70%, 06/01/17	10,000	10,059,279
2.40%, 08/15/16	10,300	10,453,819
5.50%, 02/01/18[a]	26,822	29,479,965
British Telecommunications PLC
1.25%, 02/14/17	7,950	7,946,170
1.63%, 06/28/16	7,660	7,712,817
5.95%, 01/15/18	8,739	9,710,434
Cisco Systems Inc.
1.10%, 03/03/17	24,780	24,909,961
3.15%, 03/14/17[a]	10,299	10,712,615
Embarq Corp.
7.08%, 06/01/16	2,000	2,105,700
Harris Corp.
2.00%, 04/27/18	1,620	1,621,160
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	1,000	1,003,383
Orange SA
2.75%, 09/14/16	9,659	9,870,833
Telefonica Emisiones SAU

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.19%, 04/27/18	$12,000	$12,428,095
6.22%, 07/03/17[a]	5,250	5,754,507
6.42%, 06/20/16[a]	6,130	6,468,537
Verizon Communications Inc.
1.35%, 06/09/17[a]	15,900	15,881,533
2.00%, 11/01/16	16,857	17,098,638
2.50%, 09/15/16	25,897	26,400,278
6.10%, 04/15/18	3,000	3,357,366
Vodafone Group PLC
1.25%, 09/26/17	11,600	11,474,288
1.50%, 02/19/18[a]	13,948	13,810,609
1.63%, 03/20/17	20,150	20,184,330
5.63%, 02/27/17	12,669	13,533,275

		308,147,051
TOYS, GAMES & HOBBIES — 0.05%
Mattel Inc.
2.50%, 11/01/16	5,000	5,078,379

		5,078,379
TRANSPORTATION — 0.41%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	12,630	13,722,265
5.75%, 03/15/18	2,930	3,271,084
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	3,000	3,026,927
5.85%, 11/15/17[a]	2,285	2,537,893
CSX Corp.
5.60%, 05/01/17	8,000	8,673,122
6.25%, 03/15/18[a]	2,600	2,932,720
Norfolk Southern Corp.
5.75%, 04/01/18	4,200	4,680,435
7.70%, 05/15/17	2,500	2,811,651
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	1,200	1,211,300
5.85%, 11/01/16	2,300	2,450,486

		45,317,883
TRUCKING & LEASING — 0.19%
GATX Corp.
1.25%, 03/04/17	10,800	10,761,006
2.38%, 07/30/18	5,000	5,053,572
3.50%, 07/15/16	4,900	5,023,630

		20,838,208
WATER — 0.05%
American Water Capital Corp.
6.09%, 10/15/17	5,000	5,528,691

		5,528,691

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,912,278,523)		8,921,197,615

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[f] — 17.22%

BRAZIL — 0.22%
Brazilian Government International Bond
6.00%, 01/17/17[a]	$22,600	$24,204,600

		24,204,600
CANADA — 2.62%
Canada Government International Bond
0.88%, 02/14/17[a]	31,100	31,242,407
1.13%, 03/19/18	37,950	38,142,338
Export Development Canada
0.88%, 01/30/17[a]	21,160	21,235,463
1.00%, 05/15/17[a]	18,520	18,620,821
1.25%, 10/26/16[a]	1,500	1,514,985
Province of British Columbia Canada
1.20%, 04/25/17[a]	10,500	10,594,977
Province of New Brunswick
5.20%, 02/21/17	9,789	10,519,137
Province of Ontario Canada
1.00%, 07/22/16	13,820	13,895,000
1.10%, 10/25/17[a]	29,200	29,275,272
1.20%, 02/14/18[a]	16,765	16,804,607
1.60%, 09/21/16[a]	16,900	17,114,630
2.00%, 09/27/18[a]	15,000	15,334,396
3.00%, 07/16/18	15,000	15,800,187
3.15%, 12/15/17[a]	9,098	9,578,896
4.95%, 11/28/16[a]	10,000	10,619,772
Province of Quebec Canada
5.13%, 11/14/16[a]	24,080	25,627,241

		285,920,129
COLOMBIA — 0.21%
Colombia Government International Bond
7.38%, 01/27/17[a]	21,000	22,995,000

		22,995,000
GERMANY — 0.39%
FMS Wertmanagement AoeR
1.13%, 10/14/16	10,000	10,077,448
1.13%, 09/05/17	6,750	6,791,257
1.63%, 11/20/18	25,000	25,333,235

		42,201,940
ITALY — 0.31%
Italy Government International Bond
5.25%, 09/20/16	19,850	20,938,276
5.38%, 06/12/17	12,000	12,992,161

		33,930,437
JAPAN — 0.51%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	2,500	2,509,678
1.75%, 07/31/18	39,600	40,136,255
1.75%, 11/13/18[a]	10,000	10,117,029

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.25%, 07/13/16	$3,000	$3,055,113

		55,818,075
MEXICO — 0.40%
Mexico Government International Bond
5.63%, 01/15/17[a]	39,374	42,189,245
11.38%, 09/15/16[a]	1,000	1,136,500

		43,325,745
PHILIPPINES — 0.11%
Philippine Government International Bond
9.38%, 01/18/17	10,300	11,597,799

		11,597,799
SOUTH KOREA — 0.27%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	5,006,971
2.88%, 09/17/18	8,240	8,503,972
3.75%, 10/20/16	2,600	2,696,058
4.00%, 01/11/17	7,050	7,351,588
Republic of Korea
5.13%, 12/07/16	5,667	6,031,956

		29,590,545
SUPRANATIONAL — 11.40%
African Development Bank
0.75%, 10/18/16	1,750	1,755,045
0.88%, 03/15/18	5,000	4,982,778
1.13%, 03/15/17[a]	19,020	19,170,635
1.25%, 09/02/16	13,720	13,839,394
Asian Development Bank
0.50%, 06/20/16[a]	20,300	20,307,751
0.75%, 01/11/17	24,300	24,356,843
1.13%, 03/15/17[a]	23,880	24,077,201
1.13%, 06/05/18	10,000	10,024,837
5.25%, 06/12/17	19,020	20,729,480
5.50%, 06/27/16[a]	16,520	17,407,330
Corp. Andina de Fomento
1.50%, 08/08/17	15,000	15,126,604
Council of Europe Development Bank
1.13%, 05/31/18	15,000	15,019,507
1.25%, 09/22/16	18,420	18,588,578
1.50%, 06/19/17	11,000	11,153,951
European Bank for Reconstruction & Development
0.75%, 09/01/17	500	499,104
1.00%, 02/16/17[a]	37,800	38,018,261
1.38%, 10/20/16	10,000	10,116,810
European Investment Bank
0.50%, 08/15/16	61,000	60,993,577
0.88%, 04/18/17	60,450	60,648,518
1.00%, 08/17/17[a]	26,000	26,118,687
1.00%, 12/15/17[a]	10,000	10,027,313
1.13%, 12/15/16[a]	47,850	48,248,724
1.13%, 09/15/17[a]	10,000	10,069,801
1.25%, 10/14/16[a]	51,550	52,029,791
1.75%, 03/15/17[a]	30,000	30,574,203
2.13%, 07/15/16[a]	37,000	37,680,937
4.88%, 01/17/17[a]	35,000	37,389,037
5.13%, 09/13/16	34,300	36,309,349

Security	Principal (000s)	Value

5.13%, 05/30/17	$26,200	$28,459,944
Inter-American Development Bank
0.63%, 09/12/16[a]	11,210	11,221,690
0.88%, 11/15/16	37,300	37,436,790
1.00%, 07/14/17	31,000	31,164,985
1.13%, 03/15/17	28,010	28,241,307
1.25%, 01/16/18	25,000	25,199,622
1.38%, 10/18/16[a]	39,950	40,426,755
International Bank for Reconstruction & Development
0.63%, 10/14/16[a]	2,500	2,503,049
0.75%, 12/15/16	27,300	27,375,605
0.88%, 04/17/17[a]	78,200	78,494,274
1.00%, 09/15/16	36,350	36,568,722
1.00%, 06/15/18	25,000	24,984,595
1.13%, 07/18/17	11,000	11,091,501
1.38%, 04/10/18[a]	30,000	30,332,715
International Finance Corp.
0.63%, 11/15/16	15,570	15,573,142
0.88%, 06/15/18	10,000	9,950,643
1.00%, 04/24/17[a]	16,000	16,093,539
1.13%, 11/23/16[a]	20,750	20,903,662
1.25%, 07/16/18	30,000	30,164,502
1.75%, 09/04/18	10,000	10,197,177
Nordic Investment Bank
1.00%, 03/07/17[a]	31,000	31,190,535
1.13%, 03/19/18[a]	24,000	24,101,772

		1,246,940,572
SWEDEN — 0.18%
Svensk Exportkredit AB
2.13%, 07/13/16	19,270	19,610,297
5.13%, 03/01/17	500	537,850

		20,148,147
TURKEY — 0.60%
Turkey Government International Bond
6.75%, 04/03/18	25,000	27,666,750
7.00%, 09/26/16	12,500	13,470,125
7.50%, 07/14/17[a]	22,350	24,770,729

		65,907,604

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,876,760,909)		1,882,580,593

MUNICIPAL DEBT OBLIGATIONS — 0.03%

FLORIDA — 0.03%
State Board of Administration Finance Corp. RB
Series A
1.30%, 07/01/16	2,875	2,892,681

		2,892,681

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,875,000)		2,892,681

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 0.18%
U.S. Treasury Note/Bond
1.38%, 03/31/20[a]	$20,000	$19,932,401

		19,932,401

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $19,998,521)		19,932,401

SHORT-TERM INVESTMENTS — 5.09%

MONEY MARKET FUNDS — 5.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,g,h]	466,290	466,290,148
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,g,h]	26,113	26,113,037
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	64,595	64,594,571

		556,997,756

TOTAL SHORT-TERM INVESTMENTS
(Cost: $556,997,756)		556,997,756

TOTAL INVESTMENTS IN SECURITIES — 104.09%
(Cost: $11,368,910,709)		11,383,601,046
Other Assets, Less Liabilities — (4.09)%		(446,799,778)

NET ASSETS — 100.00%		$10,936,801,268

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

33

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

May 31, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.58%
U.S. Treasury Note/Bond
0.25%, 08/15/15	$38	$38,013
0.25%, 09/15/15	10	10,005
0.25%, 09/30/15	15	15,008
0.25%, 11/30/15	10	10,006
0.25%, 12/15/15	21	20,814
0.25%, 02/29/16	17	17,206
0.38%, 11/15/15	21	21,026
0.38%, 01/15/16	25	25,034
0.38%, 02/15/16	12	11,715
0.38%, 03/31/16	26	26,028
0.38%, 05/31/16	1,222	1,223,002
0.50%, 06/15/16	113,554	113,764,073
0.50%, 09/30/16	173,934	174,135,772
0.50%, 02/28/17	3,488	3,486,326
0.50%, 03/31/17	2,853	2,850,062
0.50%, 07/31/17	5,515	5,495,642
0.63%, 07/15/16	131,275	131,662,259
0.63%, 08/15/16	285,965	286,800,018
0.63%, 10/15/16	90,788	91,038,583
0.63%, 11/15/16	72,175	72,354,722
0.63%, 12/15/16	254,881	255,446,836
0.63%, 02/15/17	32,044	32,096,550
0.63%, 05/31/17	479,217	479,384,745
0.63%, 08/31/17	447,687	446,966,211
0.63%, 09/30/17	328,037	327,200,515
0.63%, 11/30/17	159,275	158,637,897
0.63%, 04/30/18	89,126	88,379,127
0.75%, 01/15/17	192,278	193,058,660
0.75%, 10/31/17	114,258	114,239,720
0.75%, 12/31/17	109,445	109,284,113
0.75%, 02/28/18	114,440	114,044,036
0.75%, 03/31/18	124,012	123,510,993
0.88%, 09/15/16	765,813	770,499,876
0.88%, 11/30/16	21,071	21,200,586
0.88%, 12/31/16	6,251	6,290,593
0.88%, 04/15/17	7,830	7,874,788
0.88%, 05/15/17	224,057	225,291,543
0.88%, 06/15/17	176,579	177,492,312
0.88%, 08/15/17	31,480	31,607,811
0.88%, 11/15/17	16,580	16,620,123
0.88%, 01/15/18	24,574	24,600,049
1.00%, 08/31/16	411,006	414,104,977
1.00%, 10/31/16	3,023	3,046,872
1.00%, 03/31/17	551,530	556,058,017
1.00%, 09/15/17	26,128	26,294,438
1.00%, 12/15/17	240,009	241,213,843
1.00%, 02/15/18	70,440	70,699,216
1.00%, 03/15/18	42,401	42,529,052
1.00%, 05/31/18	45,126	45,191,431
1.25%, 09/30/15	4	4,015
1.25%, 10/31/15	3	3,014
1.38%, 11/30/15	10	9,660
1.38%, 06/30/18	148,044	149,826,453
1.38%, 07/31/18	164,920	166,786,888
1.38%, 09/30/18	48,200	48,682,000
1.50%, 06/30/16	1,085,962	1,099,514,614
1.50%, 07/31/16	24,863	25,191,193

Security	Principal (000s)	Value

1.75%, 05/31/16	$472	$478,768
1.88%, 08/31/17	173,323	177,831,142
1.88%, 09/30/17	84,690	86,925,815
1.88%, 10/31/17	155,471	159,622,073
2.00%, 01/31/16	7	6,882
2.00%, 04/30/16	143	145,239
2.13%, 12/31/15	10	10,114
2.25%, 11/30/17	13,278	13,764,506
2.38%, 03/31/16	62	63,094
2.38%, 07/31/17	143,442	148,683,381
2.38%, 05/31/18	27,566	28,731,765
2.50%, 06/30/17	94,617	98,263,543
2.63%, 02/29/16	20	20,361
2.63%, 04/30/16	142	145,035
2.63%, 01/31/18	54,066	56,614,129
2.75%, 11/30/16	2,457	2,540,857
2.75%, 05/31/17	128,114	133,557,565
2.75%, 12/31/17	22,100	23,191,739
2.75%, 02/28/18	255,829	268,881,408
2.88%, 03/31/18	104,266	110,020,437
3.00%, 02/28/17	3,976	4,146,133
3.13%, 10/31/16	7,811	8,106,958
3.13%, 01/31/17	3,363	3,508,719
3.13%, 04/30/17	5,915	6,201,641
3.25%, 05/31/16	8,861	9,119,565
3.25%, 06/30/16	21,071	21,731,997
3.25%, 12/31/16	4,892	5,105,096
3.25%, 03/31/17	2,952	3,097,003
3.50%, 02/15/18	72,504	77,635,835
4.25%, 08/15/15	6	6,052
4.50%, 11/15/15	6	6,120
4.50%, 02/15/16	21	21,637
4.50%, 05/15/17	444	477,606
4.63%, 11/15/16	160,037	169,692,016
4.63%, 02/15/17	4,587	4,905,613
5.13%, 05/15/16	3,279	3,429,637
7.25%, 05/15/16	1,836	1,956,846
7.50%, 11/15/16	715	787,723
8.88%, 08/15/17	2,250	2,653,988
9.25%, 02/15/16	15	15,955

		9,127,992,074

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $9,110,084,339)		9,127,992,074

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

May 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.70%

MONEY MARKET FUNDS — 1.70%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	155,737	$155,736,820

		155,736,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,736,820)		155,736,820

TOTAL INVESTMENTS IN SECURITIES — 101.28%
(Cost: $9,265,821,159)		9,283,728,894
Other Assets, Less Liabilities — (1.28)%		(117,641,124)

NET ASSETS — 100.00%		$9,166,087,770

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

35

Schedule of Investments  (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

May 31, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.92%
U.S. Treasury Note/Bond
0.50%, 03/31/19	$1,204	$1,217,128
0.63%, 11/30/17	372	370,512
0.63%, 04/30/18[a]	11,136	11,042,681
0.75%, 10/31/17	302	302,052
0.75%, 12/31/17	370	369,456
0.75%, 03/31/18[a]	922	918,275
1.00%, 12/15/17[a]	209	210,049
1.00%, 05/31/18[a]	2,869	2,873,160
1.00%, 06/30/19[a]	19,823	19,609,506
1.00%, 08/31/19	248,939	245,595,744
1.00%, 09/30/19[a]	20,448	20,152,322
1.00%, 11/30/19	23,755	23,352,353
1.13%, 12/31/19[a]	43,242	42,698,014
1.13%, 03/31/20[a]	13,874	13,659,370
1.13%, 04/30/20[a]	52,259	51,428,084
1.25%, 11/30/18[a]	192,720	193,593,043
1.25%, 01/31/19[a]	109,102	109,456,980
1.25%, 04/30/19[a]	24,932	24,969,897
1.25%, 01/31/20[a]	4,189	4,156,577
1.25%, 02/29/20[a]	139,224	138,025,281
1.38%, 06/30/18[a]	1,099	1,112,232
1.38%, 07/31/18	5,047	5,103,626
1.38%, 09/30/18[a]	32,735	33,062,653
1.38%, 02/28/19	41,671	41,952,277
1.38%, 01/31/20[a]	1,962	1,958,704
1.38%, 02/29/20	21,578	21,524,055
1.38%, 03/31/20[a]	53,108	52,928,497
1.38%, 05/31/20[a]	118,721	118,148,762
1.50%, 08/31/18[a]	18,823	19,098,756
1.50%, 12/31/18[a]	494,361	500,580,076
1.50%, 01/31/19[a]	130,486	132,057,054
1.50%, 02/28/19[a]	131,830	133,337,228
1.50%, 10/31/19	25,560	25,705,436
1.50%, 05/31/20	12,955	12,974,173
1.50%, 01/31/22[a]	104,459	102,373,996
1.63%, 03/31/19	31,460	31,940,394
1.63%, 04/30/19[a]	43,822	44,479,768
1.63%, 07/31/19	24,932	25,256,366
1.63%, 12/31/19[a]	63,606	64,229,972
1.75%, 10/31/18[a]	98,193	100,383,484
1.75%, 09/30/19	109,600	111,460,997
1.75%, 02/28/22	83,133	82,723,988
1.75%, 03/31/22	7,668	7,626,286
1.75%, 05/15/22[a]	183,250	182,209,138
1.88%, 10/31/17	455	467,148
1.88%, 06/30/20[a]	130,126	132,547,645
1.88%, 11/30/21[a]	97,217	97,728,362
1.88%, 05/31/22	2,050	2,053,998
2.00%, 09/30/20[a]	106,347	108,736,619
2.00%, 11/30/20[a]	121,612	124,147,395
2.00%, 02/28/21	11,458	11,676,148
2.00%, 05/31/21	79,015	80,333,760
2.00%, 08/31/21	5,705	5,789,719
2.00%, 10/31/21	36,888	37,383,035
2.13%, 08/31/20	154,621	159,166,861
2.13%, 01/31/21[a]	66,900	68,646,910
2.13%, 08/15/21[a]	134,084	137,074,077

Security	Principal or Shares (000s)	Value

2.13%, 09/30/21[a]	$26,106	$26,668,845
2.25%, 04/30/21[a]	548,471	565,764,291
2.38%, 05/31/18	3,266	3,403,911
2.38%, 12/31/20	25,772	26,809,888
2.63%, 11/15/20[a]	9,402	9,907,545
2.75%, 12/31/17[a]	78	81,853
2.75%, 02/28/18	46	48,242
2.75%, 02/15/19[a]	27,600	29,181,483
2.88%, 03/31/18	8,152	8,602,014
3.13%, 05/15/19[a]	52,636	56,448,953
3.38%, 11/15/19	1,478	1,606,024
3.50%, 02/15/18[a]	642	687,441
3.63%, 08/15/19	17,256	18,892,387

		4,470,082,956

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,457,299,811)		4,470,082,956

SHORT-TERM INVESTMENTS — 36.68%

MONEY MARKET FUNDS — 36.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	1,483,480	1,483,480,368
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	83,077	83,077,409
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	90,629	90,629,233

		1,657,187,010

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,657,187,010)		1,657,187,010

TOTAL INVESTMENTS IN SECURITIES — 135.60% (Cost: $6,114,486,821)		6,127,269,966
Other Assets, Less Liabilities — (35.60)%		(1,608,486,240)

NET ASSETS — 100.00%		$4,518,783,726

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

36

Schedule of Investments  (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.59%
U.S. Treasury Note/Bond
1.50%, 01/31/22	$96	$94,084
1.63%, 08/15/22	257,232	253,120,941
1.63%, 11/15/22[a]	764,567	750,422,428
1.75%, 05/15/22[a]	108,693	108,075,126
1.75%, 05/15/23	776,548	764,643,838
1.88%, 11/30/21	15	15,079
2.00%, 05/31/21	14	14,335
2.00%, 11/15/21	3	2,737
2.00%, 02/15/23[a]	15,666	15,761,061
2.00%, 02/15/25[a]	3,926	3,890,862
2.13%, 08/15/21	75	76,877
2.13%, 05/15/25[a]	999	1,001,577
2.25%, 04/30/21[a]	202	208,472
2.25%, 07/31/21	24	24,627
2.25%, 11/15/24[a]	447,548	453,670,337
2.38%, 08/15/24	1,340,576	1,374,774,638
2.50%, 08/15/23[a]	69,812	72,662,528
2.50%, 05/15/24[a]	1,441,773	1,494,801,840
2.75%, 11/15/23	48,986	51,887,717
2.75%, 02/15/24[a]	1,007,810	1,066,312,842
3.13%, 05/15/21	13	14,378

		6,411,476,324

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $6,419,577,762)		6,411,476,324

SHORT-TERM INVESTMENTS — 16.97%

MONEY MARKET FUNDS — 16.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	957,277	957,276,725
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	53,609	53,609,115

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	82,100	$82,100,190

		1,092,986,030

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,092,986,030)		1,092,986,030

TOTAL INVESTMENTS IN SECURITIES — 116.56% (Cost: $7,512,563,792)		7,504,462,354
Other Assets, Less Liabilities — (16.56)%		(1,066,447,284)

NET ASSETS — 100.00%		$6,438,015,070

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

37

Schedule of Investments  (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.95%
U.S. Treasury Note/Bond
2.38%, 08/15/24	$3,000	$3,076,530
7.50%, 11/15/24[a]	6,112	8,997,792
7.63%, 02/15/25[a]	10,407	15,542,009
6.88%, 08/15/25[a]	13,504	19,459,409
6.00%, 02/15/26	17,010	23,304,720
6.75%, 08/15/26[a]	8,840	12,872,658
6.50%, 11/15/26[a]	12,700	18,234,594
6.63%, 02/15/27	11,134	16,204,244
6.38%, 08/15/27	7,741	11,155,368
6.13%, 11/15/27	52,328	74,312,380
5.50%, 08/15/28	15,879	21,617,126
5.25%, 11/15/28[a]	25,009	33,375,028
5.25%, 02/15/29[a]	37,784	50,506,607
6.13%, 08/15/29[a]	22,360	32,410,163
6.25%, 05/15/30[a]	33,646	49,764,197
5.38%, 02/15/31[a]	48,365	66,699,686
2.50%, 05/15/24[a]	177	183,510

		457,716,021

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $459,950,719)		457,716,021

SHORT-TERM INVESTMENTS — 46.57%

MONEY MARKET FUNDS — 46.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	199,956	199,955,654
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	11,198	11,197,855
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,280	4,279,792

		215,433,301

TOTAL SHORT-TERM INVESTMENTS (Cost: $215,433,301)		215,433,301

TOTAL INVESTMENTS IN SECURITIES — 145.52% (Cost: $675,384,020)		673,149,322
Other Assets, Less Liabilities — (45.52)%		(210,566,768)

NET ASSETS — 100.00%		$462,582,554

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

38

Schedule of Investments  (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.93%
U.S. Treasury Note/Bond
2.50%, 02/15/45[a]	$126,223	$116,989,785
2.75%, 08/15/42[a]	311,267	304,064,370
2.75%, 11/15/42[a]	199,516	194,721,728
2.88%, 05/15/43	115,517	115,575,407
3.00%, 05/15/42[a]	67,540	69,373,190
3.00%, 11/15/44[a]	193,297	198,649,388
3.00%, 05/15/45	4,663	4,805,641
3.13%, 11/15/41[a]	198,740	209,627,393
3.13%, 02/15/42[a]	172,528	181,710,267
3.13%, 02/15/43[a]	534,797	561,312,655
3.13%, 08/15/44[a]	155,203	163,335,108
3.38%, 05/15/44	344,079	379,071,938
3.50%, 02/15/39[a]	4,204	4,716,369
3.63%, 08/15/43	403,259	464,272,420
3.63%, 02/15/44	273,858	315,421,434
3.75%, 08/15/41[a]	103,535	121,541,123
3.75%, 11/15/43	200,691	236,265,467
3.88%, 08/15/40[a]	145,968	173,960,536
4.25%, 05/15/39	56,707	71,171,945
4.25%, 11/15/40[a]	208,724	263,420,002
4.38%, 02/15/38	46,338	59,165,282
4.38%, 11/15/39[a]	61,336	78,488,711
4.38%, 05/15/40[a]	94,453	121,124,260
4.38%, 05/15/41[a]	9,398	12,126,956
4.50%, 02/15/36[a]	95,685	124,409,940
4.50%, 05/15/38[a]	30,731	39,885,278
4.50%, 08/15/39	525	683,845
4.63%, 02/15/40	161,559	214,390,017
4.75%, 02/15/41	12,612	17,129,716
5.00%, 05/15/37[a]	65,008	90,190,704

		4,907,600,875

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,185,394,775)		4,907,600,875

SHORT-TERM INVESTMENTS — 25.18%

MONEY MARKET FUNDS — 25.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	1,124,373	1,124,373,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	62,967	62,966,801

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	61,802	$61,802,139

		1,249,142,138

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,249,142,138)		1,249,142,138

TOTAL INVESTMENTS IN SECURITIES — 124.11%
(Cost: $6,434,536,913)		6,156,743,013
Other Assets, Less Liabilities — (24.11)%		(1,196,003,348)

NET ASSETS — 100.00%		$4,960,739,665

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES® AGENCY BOND ETF

May 31, 2015

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.64%

ISRAEL — 2.91%
Israel Government AID Bond
0.00%, 09/15/20	$4	$3,611
5.50%, 09/18/23	2,500	3,090,700
5.50%, 12/04/23	2,500	3,095,650
5.50%, 04/26/24	5,000	6,217,945

		12,407,906
JORDAN — 0.06%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	250	259,531

		259,531
UKRAINE — 0.67%
Ukraine Government AID Bond
1.85%, 05/29/20	2,849	2,872,048

		2,872,048

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $15,031,848)		15,539,485

U.S. GOVERNMENT AGENCY OBLIGATIONS — 95.83%
Fannie Mae Principal Strip
0.00%, 03/23/28	100	67,114
0.00%, 11/15/30	1,600	954,330
Federal Farm Credit Banks
0.21%, 09/14/16[b]	75	75,046
0.50%, 08/23/16	2,000	2,002,038
1.03%, 05/11/18	6,000	5,989,472
1.13%, 03/12/18	5,000	5,012,652
1.69%, 04/09/20 (Call 06/05/15)	50	49,848
2.00%, 04/04/22	489	485,295
2.50%, 04/09/26	500	492,372
3.35%, 03/23/33	100	98,848
3.39%, 03/20/34	100	98,674
4.88%, 01/27/20	250	287,868
5.13%, 07/09/29	267	330,992
5.15%, 11/15/19	1,889	2,187,389
5.41%, 04/17/36	250	324,577
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	600	632,415
Federal Home Loan Banks
0.63%, 11/23/16[c]	47,000	47,046,619
1.00%, 06/09/17[c]	3,000	3,018,792
1.13%, 04/25/18	500	502,482
1.63%, 12/09/16	15,020	15,272,438
1.95%, 07/24/18 (Call 07/24/15)	200	200,509
2.75%, 06/08/18	100	104,833
2.88%, 09/11/20	1,835	1,938,698
3.13%, 12/08/17	385	405,493
4.00%, 09/01/28	810	892,677
4.50%, 09/13/19	1,500	1,689,622
5.25%, 12/11/20	1,500	1,778,641

Security	Principal (000s)	Value

5.38%, 09/09/16	$1,000	$1,062,495
5.38%, 08/15/18	1,385	1,567,233
5.38%, 05/15/19	65	75,125
5.38%, 08/15/24	520	648,765
5.50%, 07/15/36	230	308,693
5.63%, 03/14/36	500	677,801
5.75%, 06/12/26	6,000	7,746,612
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	3,723	3,401,185
0.63%, 11/01/16	11,000	11,013,793
0.88%, 10/14/16	133	133,651
0.88%, 03/07/18[c]	900	898,697
1.00%, 06/29/17	830	835,122
1.02%, 10/16/17 (Call 07/16/15)[c]	11,205	11,200,378
1.14%, 10/15/18 (Call 07/15/15)	800	797,386
1.20%, 06/12/18 (Call 06/12/15)	10,000	9,975,019
1.25%, 05/12/17[c]	6,000	6,069,913
1.25%, 10/02/19	140	138,922
1.38%, 05/01/20[c]	2,000	1,988,390
1.75%, 05/30/19	6,500	6,604,722
2.00%, 08/25/16[c]	4,000	4,075,350
2.00%, 10/09/19	1,000	1,023,471
2.38%, 01/13/22[c]	4,960	5,095,940
6.25%, 07/15/32	7,922	11,380,206
6.75%, 03/15/31[c]	7,660	11,347,260
Federal National Mortgage Association
0.00%, 11/15/16	4,000	3,947,304
0.00%, 06/01/17[c]	110,397	108,858,563
0.00%, 10/09/19	8,000	7,359,162
0.00%, 05/15/30	61	36,825
0.38%, 07/05/16[c]	238	237,895
1.13%, 04/27/17[c]	8,700	8,779,824
1.25%, 06/20/18 (Call 06/20/15)	13,952	13,925,843
1.50%, 06/22/20[c]	2,200	2,189,314
1.63%, 01/21/20[c]	10,343	10,401,123
5.38%, 06/12/17[c]	1,000	1,094,486
5.63%, 07/15/37	91	125,806
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,223,170
6.21%, 08/06/38	647	960,080
6.32%, 12/20/27	1,890	2,541,477
8.28%, 01/10/25	350	518,536
Financing Corp. Fico
0.00%, 11/11/16	3,167	3,127,891
0.00%, 12/06/16	3,927	3,881,740
0.00%, 11/30/17	235	228,838
0.00%, 02/08/18	630	609,190
0.00%, 05/11/18	350	338,862
0.00%, 08/03/18	600	573,356
0.00%, 11/02/18	1,035	986,716
0.00%, 12/27/18	30	28,519
0.00%, 03/07/19	3,275	3,094,338
0.00%, 09/26/19	962	896,102
8.60%, 09/26/19	5,500	7,116,766
9.40%, 02/08/18	165	201,251
9.65%, 11/02/18[c]	2,035	2,603,916
9.80%, 11/30/17	400	486,531
9.80%, 04/06/18	4,085	5,072,444
10.35%, 08/03/18	3,135	4,025,449
10.70%, 10/06/17	780	955,406
Navient Solutions Inc.
0.00%, 10/03/22	3,770	3,141,260
NCUA Guaranteed Notes
Series A4

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

3.00%, 06/12/19	$500	$530,417
Series A5
3.45%, 06/12/21	999	1,090,397
Private Export Funding Corp.
Series DD
2.13%, 07/15/16	2,500	2,545,325
Series HH
1.45%, 08/15/19	1,500	1,489,230
Series JJ
1.88%, 07/15/18	750	761,527
Series KK
3.55%, 01/15/24	5,000	5,390,399
Tennessee Valley Authority
3.50%, 12/15/42[c]	1,000	976,604
4.50%, 04/01/18	216	236,558
4.63%, 09/15/60	511	574,021
5.25%, 09/15/39	1,750	2,217,129
5.50%, 07/18/17	1,000	1,099,954
5.88%, 04/01/36	1,750	2,369,100

		408,854,507

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $403,473,911)		408,854,507

SHORT-TERM INVESTMENTS — 23.34%

MONEY MARKET FUNDS — 23.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	89,009	89,009,008
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	4,985	4,984,655
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,574	5,573,998

		99,567,661

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,567,661)		99,567,661

TOTAL INVESTMENTS IN SECURITIES — 122.81%
(Cost: $518,073,420)		523,961,653
Other Assets, Less Liabilities — (22.81)%		(97,326,694)

NET ASSETS — 100.00%		$426,634,959

[a]	Investments are denominated in U.S. dollars.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

41

Schedule of Investments  (Unaudited)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.93%

CALIFORNIA — 98.93%
Acalanes Union High School District GO Series B
0.00%, 08/01/46	(PR 08/01/21)	$580	$86,275
Alameda Corridor Transportation Authority RB Series A
0.00%, 10/01/17	(AMBAC)	70	67,657
Alameda County Joint Powers Authority RB
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	271,695
Alameda County Transportation Authority RB
4.00%, 03/01/22		500	571,395
Anaheim Public Financing Authority RB
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	655,263
Bay Area Toll Authority RB
4.00%, 04/01/18		1,300	1,411,748
4.00%, 04/01/20		500	561,425
5.00%, 04/01/21		205	243,173
5.00%, 04/01/25	(PR 04/01/19)	380	434,861
5.00%, 04/01/34	(PR 04/01/19)	1,475	1,687,946
5.13%, 04/01/47	(PR 04/01/18)	225	251,114
5.25%, 04/01/27	(PR 04/01/19)	120	138,448
Series A
1.00%, 04/01/47	(Call 10/01/16)	450	450,950
Series B
1.50%, 04/01/47	(Call 10/01/17)	1,600	1,609,360
Series C
1.88%, 04/01/47	(Call 10/01/18)	1,600	1,619,216
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	252,075
Series E
2.00%, 04/01/34	(Call 10/01/20)	1,000	1,002,410
Series F
5.00%, 04/01/24	(PR 04/01/16)	825	856,927
5.00%, 04/01/31	(PR 04/01/16)	2,805	2,913,553
5.00%, 04/01/31	(PR 04/01/17)	780	841,542
Series F-1
5.00%, 04/01/17		465	502,716
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,181,040
5.00%, 04/01/28	(PR 04/01/19)	375	429,139
5.00%, 04/01/28	(Call 04/01/22)	200	232,818
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,547,491
5.00%, 04/01/39	(PR 04/01/18)	1,150	1,279,455
5.00%, 04/01/54	(Call 04/01/24)	500	544,665
5.50%, 04/01/43	(PR 04/01/18)	1,620	1,824,995
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	769,163
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	564,160
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,936,095
5.25%, 04/01/48	(Call 04/01/23)	250	280,540
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,121,020
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	500	541,690

Security		Principal (000s)	Value

Bay Area Water Supply & Conservation Agency RB Series A
5.00%, 10/01/34	(Call 04/01/23)	$350	$396,991
California Educational Facilities Authority RB
Series U-3
5.00%, 06/01/43		1,140	1,458,071
Series U-5
5.00%, 05/01/21		350	418,012
Series U-6
5.00%, 05/01/45		1,050	1,347,559
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	250	307,330
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	1,019,539
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	875	1,101,354
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	931,431
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,142,300
6.00%, 11/01/34	(Call 11/01/19)	360	427,727
Series A
5.00%, 12/01/19	(AMBAC)	240	263,266
5.00%, 04/01/20		350	404,264
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,180,160
5.00%, 12/01/27	(Call 06/29/15) (AMBAC)	1,430	1,438,380
5.00%, 04/01/32	(Call 04/01/22)	405	456,062
5.00%, 04/01/34	(Call 04/01/22)	510	571,618
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,135,440
5.00%, 04/01/37	(Call 04/01/22)	610	674,178
5.00%, 03/01/38	(Call 03/01/23)	610	675,575
5.00%, 09/01/39	(Call 09/01/24)	500	561,355
5.25%, 06/01/30	(Call 06/29/15)	250	251,048
Series C
4.00%, 10/01/20		270	301,598
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,126,850
Series E
5.00%, 04/01/34	(PR 04/01/19)	370	422,514
Series G
5.00%, 01/01/21		2,250	2,620,732
5.00%, 12/01/31	(PR 12/01/21)	500	601,035
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,113,170
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	115,490
5.13%, 10/01/22	(Call 10/01/19)	275	318,255
5.25%, 10/01/23	(Call 10/01/19)	105	121,730
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,115,520
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	269,003
Series J
5.00%, 01/01/19	(PR 01/01/16) (AMBAC)	600	616,722
5.00%, 01/01/21	(PR 01/01/16)	395	406,009
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	193,007
5.00%, 11/01/24	(Call 11/01/21)	750	882,315
5.00%, 11/01/27	(Call 11/01/24)	400	477,912

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 11/01/30	(Call 06/29/15) (AMBAC)	$130	$130,463
5.00%, 11/01/33	(Call 11/01/24)	1,000	1,156,850
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,080,732
5.00%, 11/01/37	(Call 11/01/22)	325	364,738
5.00%, 11/01/39	(Call 11/01/24)	500	566,610
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	939,132
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,454,062
5.25%, 11/01/34	(Call 05/01/19)	250	283,705
Series C
5.00%, 11/01/38	(PR 11/01/15) (NPFGC)	295	300,909
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	105	106,886
Cerritos Community College District GO Series A
4.00%, 08/01/44	(Call 08/01/24)	250	252,285
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	342,720
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	151,618
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	136,497
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	293,994
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	196,710
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	229,194
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	337,340
Chaffey Joint Union High School District GO Series B
4.00%, 08/01/44	(Call 02/01/25)	500	499,120
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	303,780
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	270,298
City & County of San Francisco CA COP Series A
5.00%, 04/01/29	(Call 04/01/19)	400	451,512
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		500	560,110
5.00%, 06/15/19		320	367,974
5.00%, 06/15/20		500	588,000
5.00%, 06/15/21		150	178,823
5.00%, 06/15/26	(Call 06/15/23)	500	594,110
City of Long Beach CA Harbor Revenue RB Series C
5.00%, 11/15/18		750	849,067
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		370	427,202
5.00%, 09/01/20		500	589,580
City of Los Angeles CA Wastewater System Revenue RB
Series A

Security		Principal (000s)	Value

4.75%, 06/01/35	(PR 06/01/15) (NPFGC)	$705	$705,176
4.75%, 06/01/35	(Call 06/29/15) (NPFGC)	170	170,559
5.00%, 06/01/16		1,240	1,298,553
5.00%, 06/01/19		495	567,508
5.00%, 06/01/20		250	292,758
5.00%, 06/01/35	(Call 06/01/23)	960	1,087,709
5.00%, 06/01/43	(Call 06/01/23)	500	558,255
Series B
5.00%, 06/01/22		250	300,038
5.00%, 06/01/23		200	243,622
5.00%, 06/01/30	(Call 06/01/22)	170	195,910
5.00%, 06/01/32	(Call 06/01/22)	500	569,915
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	800	924,560
5.00%, 05/15/40	(Call 05/15/20)	500	559,820
Series A
5.00%, 05/15/27	(Call 05/15/20)	245	283,825
5.00%, 05/15/32	(Call 05/15/20)	1,385	1,583,512
5.00%, 05/15/40	(Call 05/15/20)	2,475	2,791,750
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	558,740
Series C
5.00%, 05/15/38	(Call 05/15/25)	250	283,783
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	380	419,683
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB Series B
4.00%, 10/01/39	(Call 10/01/22)	950	968,135
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	423,806
5.00%, 11/01/21	(PR 05/01/16)	1,200	1,251,900
5.00%, 11/01/25	(Call 05/01/25)	200	244,740
5.00%, 11/01/36	(Call 05/01/25)	800	920,104
Series A
4.00%, 11/01/41	(Call 05/01/22)	720	733,068
4.50%, 11/01/31	(PR 05/01/16) (AGM)	875	908,819
5.00%, 11/01/30	(Call 11/01/21)	500	577,770
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,134,850
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,123,240
5.00%, 11/01/43	(Call 05/01/22)	500	556,460
City of San Jose CA Airport Revenue RB Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	246,850
City of Vernon CA Electric System Revenue RB Series A
5.13%, 08/01/21	(Call 08/01/19)	500	553,075
City of Vista CA COP
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	299,817
Coast Community College District GO
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	510,830
5.00%, 08/01/38	(Call 08/01/23)	250	280,595
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	615	693,554
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	252,978

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/28	(Call 07/01/19)	$125	$140,935
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	250	275,875
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	564,995
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	256,263
Series A
5.00%, 08/01/34	(Call 08/01/19)	1,425	1,609,865
Cucamonga Valley Water District RB Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	293,938
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	197,160
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	537,030
East Bay Municipal Utility District Water System Revenue RB
Series 2014B
5.00%, 06/01/24		500	618,990
Series A
5.00%, 06/01/29	(Call 06/01/25)	300	359,853
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,769,010
5.00%, 06/01/35	(PR 06/01/15) (NPFGC)	875	875,227
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	325	325,085
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	1,080	1,172,513
Series B
5.00%, 06/01/17		235	255,614
5.00%, 06/01/19		200	229,564
5.00%, 06/01/20		410	481,238
5.00%, 06/01/23		275	338,135
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	211,193
5.00%, 07/01/33	(Call 07/01/18)	330	364,049
5.00%, 07/01/35	(Call 07/01/18)	580	639,844
El Camino Community College District GO
Series C
0.00%, 08/01/32		700	364,889
0.00%, 08/01/33		125	62,399
0.00%, 08/01/34		500	238,880
El Dorado Irrigation District/El Dorado County Water Agency RB Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	281,268
Escondido Union High School District GO
Series C
0.00%, 08/01/46		985	240,104
0.00%, 08/01/51		1,155	217,660
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	637,656
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	280,515
5.00%, 08/01/40	(Call 08/01/21)	190	211,597

Security		Principal (000s)	Value

Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	$70	$45,662
0.00%, 01/15/35	(AGM)	300	125,733
Series A
0.00%, 01/01/19	(ETM)	565	539,326
0.00%, 01/01/20	(ETM)	1,100	1,028,500
0.00%, 01/01/23	(ETM)	225	191,725
0.00%, 01/01/25	(ETM) (AMBAC)	880	696,089
0.00%, 01/01/26	(ETM)	540	407,349
0.00%, 01/01/28	(ETM)	440	307,366
Fresno Unified School District GO Series G
0.00%, 08/01/41	(Call 08/01/21)	500	101,630
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	469,926
Imperial Irrigation District RB
5.00%, 11/01/33	(Call 11/01/18)	685	756,740
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	116,958
5.00%, 08/01/39	(Call 08/01/22)	500	558,270
Long Beach Unified School District GO Series D-1
0.00%, 08/01/39	(Call 02/01/25)	200	71,374
Los Angeles Community College District/CA GO
5.00%, 08/01/20	(PR 08/01/15) (AGM)	15	15,123
5.00%, 08/01/20	(Call 08/01/15) (AGM)	445	448,636
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,500	1,573,980
5.00%, 08/01/23		500	610,210
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	375	408,630
5.00%, 08/01/29	(Call 08/01/24)	1,450	1,707,694
5.00%, 08/01/30	(Call 08/01/24)	2,000	2,341,320
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,400	2,615,232
Series C
5.00%, 06/01/26		500	617,910
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,145	1,207,311
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	250	280,238
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	400	448,380
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/20	(Call 08/15/18)	120	134,729
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		2,100	2,481,990
5.00%, 07/01/35	(PR 07/01/15) (AMBAC)	500	502,115
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	100	100,422
Series A
5.00%, 07/01/17		300	327,489
5.00%, 07/01/18		35	38,953
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	223,662

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series B
5.00%, 07/01/18		$210	$235,828
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	173,043
5.00%, 08/01/42	(Call 08/01/22)	500	549,845
Series A
5.00%, 12/01/39	(Call 12/01/24)	500	560,630
Los Angeles County Sanitation Districts Financing Authority RB
5.00%, 10/01/34	(PR 10/01/15) (NPFGC-FGIC)	500	506,635
Series A
5.00%, 10/01/20		450	531,459
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/18		840	940,304
5.00%, 07/01/19		860	986,669
5.00%, 07/01/20		175	205,042
5.00%, 07/01/22	(Call 07/01/21)	500	598,570
5.00%, 07/01/27	(Call 01/01/23)	875	1,020,740
Series A-1
5.00%, 07/01/15	(AGM)	535	537,327
5.00%, 07/01/35	(PR 07/01/15) (AGM)	640	642,707
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,780,020
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,329,768
Series B
5.00%, 07/01/43	(Call 01/01/24)	3,510	3,901,873
Series C
5.00%, 01/01/16	(Call 10/01/15)	300	304,968
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,550	1,771,107
5.00%, 07/01/39	(Call 07/01/24)	2,200	2,487,870
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	562,500
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	275,815
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,394,037
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	887,009
5.00%, 07/01/44	(Call 07/01/17)	350	373,825
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	577,160
5.00%, 07/01/33	(Call 07/01/23)	500	569,025
5.00%, 07/01/43	(Call 07/01/22)	500	557,615
Los Angeles Municipal Improvement Corp. RB
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	33,270
5.00%, 09/01/25	(Call 09/01/18)	500	553,825
Los Angeles Unified School District/CA GO
5.00%, 07/01/24		300	367,470
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	850	914,957
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,540	1,653,390
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	811,216
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	106,739
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,787,878

Security		Principal (000s)	Value

5.00%, 07/01/20	(Call 07/01/15) (FGIC)	$615	$617,601
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	361,523
5.50%, 07/01/18	(FGIC)	250	283,560
Series A-2
5.00%, 07/01/21		500	594,430
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	820	858,770
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	277,466
5.00%, 07/01/18		500	559,705
5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	350	381,077
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	300	314,742
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	524,290
Series C
5.00%, 07/01/21		500	594,430
5.00%, 07/01/23		1,000	1,216,790
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,212,090
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,183,820
5.00%, 07/01/30	(Call 07/01/24)	750	872,422
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	322,479
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	337,866
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	533,290
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	371,653
Series I
5.00%, 07/01/27	(Call 07/01/19)	765	868,680
5.00%, 01/01/34	(Call 07/01/19)	105	118,253
Series KRY
5.00%, 07/01/18		250	279,853
Series KY
5.00%, 07/01/16		350	367,829
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	250	48,770
Merced Union High School District GO Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	145,750
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		500	538,965
Series A
5.00%, 07/01/20		350	411,586
5.00%, 10/01/29	(Call 04/01/22)	200	236,206
5.00%, 01/01/34	(Call 01/01/19)	100	111,626
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	702,919
5.00%, 07/01/37	(Call 07/01/17)	1,000	1,076,650
5.00%, 01/01/39	(Call 01/01/19)	265	293,755
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	252,497
Series C
5.00%, 07/01/17		150	163,581
5.00%, 07/01/19		500	575,155
5.00%, 10/01/27		500	629,420

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 07/01/35	(Call 07/01/19)	$450	$510,417
Mount Diablo Unified School District/CA GO
Series A
0.01%, 08/01/35	(Call 08/01/25) (AGM)	400	312,164
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	279,308
Mount San Antonio Community College District GO
0.01%, 08/01/28	(Call 02/01/28)	1,000	841,380
Newport Mesa Unified School District GO
0.00%, 08/01/34		500	232,675
0.00%, 08/01/36		500	210,420
0.00%, 08/01/38		500	193,020
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	720	756,353
Orange County Sanitation District COP Series A
5.00%, 02/01/39	(Call 02/01/19)	500	557,430
Orange County Water District COP
5.00%, 08/15/39	(Call 08/15/19)	885	1,000,740
Palomar Community College District GO Series C
4.00%, 08/01/40	(Call 08/01/25)	250	252,490
Palomar Health GO Series A
0.00%, 08/01/31	(AGM)	500	253,680
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	145	162,506
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		200	60,350
Series D
0.00%, 08/01/40		500	165,570
Pomona Public Financing Authority RB Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	132,964
Port of Los Angeles RB Series B
5.00%, 08/01/44	(Call 08/01/24)	1,100	1,241,339
Poway Unified School District GO
0.00%, 08/01/35		500	213,640
0.00%, 08/01/38		755	273,521
0.00%, 08/01/46		2,750	671,880
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	500	402,530
Riverside CA Sewer Revevue RB Series A
5.00%, 08/01/40		500	550,650
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	500	556,435
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	860,677
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,130,410
Sacramento Area Flood Control Agency SPECIAL AS
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	423,385
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	777,445
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC)	490	512,952

Security		Principal (000s)	Value

Series A
5.00%, 12/01/44	(Call 06/01/24)	$1,000	$1,128,190
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	585	659,582
5.00%, 08/15/41	(Call 08/15/23)	500	559,535
Series K
5.25%, 07/01/24	(AMBAC)	250	299,025
Series U
5.00%, 08/15/16	(AGM)	325	343,259
5.00%, 08/15/17	(AGM)	300	328,188
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,365	1,532,540
Series X
5.00%, 08/15/20		200	235,086
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	348,963
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	47,203
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/23)	250	290,710
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	596,189
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,520,370
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	350,935
5.00%, 07/01/40	(Call 07/01/20)	475	524,163
5.00%, 07/01/43	(Call 07/01/23)	255	283,063
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	400	451,092
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	551,960
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	875,592
5.00%, 05/01/38	(Call 05/01/18) (AGM)	700	767,613
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/34	(Call 11/01/22)	500	575,780
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	291,885
5.25%, 05/15/25	(Call 05/15/20)	250	291,108
5.25%, 05/15/39	(Call 05/15/19)	500	565,135
Series B
5.00%, 05/15/18		1,100	1,228,535
5.00%, 05/15/22	(Call 05/15/19)	230	264,035
5.50%, 05/15/23	(Call 05/15/19)	625	728,387
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,152,370
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	400	451,712
San Diego Unified School District/CA GO
0.00%, 07/01/30		790	443,704
0.00%, 07/01/35		300	128,634
0.00%, 07/01/36		750	308,318
0.00%, 07/01/38		500	187,650
0.00%, 07/01/39		500	179,005

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

0.00%, 07/01/45		$1,595	$416,837
Series A
0.00%, 07/01/19	(NPFGC)	400	372,192
Series C
0.00%, 07/01/46		500	124,590
0.00%, 07/01/47	(Call 07/01/40)	300	172,824
0.00%, 07/01/48	(Call 07/01/40)	250	143,858
5.00%, 07/01/35	(Call 07/01/23)	150	169,562
Series E
0.00%, 07/01/32		500	249,895
0.00%, 07/01/47	(Call 07/01/42)	1,000	482,660
5.25%, 07/01/42		840	401,680
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,182,454
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	321,210
Series R-1
0.00%, 07/01/31		1,535	814,225
Series R-3
5.00%, 07/01/21		800	948,032
Series R-4
5.00%, 07/01/28	(Call 07/01/25)	180	214,940
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	256,303
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	200	203,510
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	107,700
5.00%, 08/01/32	(Call 08/01/17)	500	543,655
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	500	559,015
San Francisco City & County Airports Commission San Francisco International Airport RB
5.00%, 05/01/19		150	171,609
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,147,842
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	218,788
5.25%, 05/01/17	(NPFGC-FGIC)	320	348,419
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	993,886
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	567,475
5.00%, 05/01/43	(Call 05/01/23)	250	277,020
5.00%, 05/01/44	(Call 05/01/24)	500	557,445
Series C
5.00%, 05/01/17		750	813,030
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	874,408
San Joaquin County Transportation Authority RB Series A
6.00%, 03/01/36	(Call 03/01/21)	240	289,454
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	500	499,120
0.00%, 01/01/20	(ETM)	170	158,950
0.00%, 01/01/22	(ETM)	220	193,974
0.00%, 01/01/23	(ETM)	450	383,450
0.00%, 01/01/26	(ETM)	280	211,660
0.00%, 01/01/28	(ETM)	400	279,424
5.00%, 01/15/34	(Call 01/15/25)	750	814,717

Security		Principal (000s)	Value

5.00%, 01/15/50	(Call 01/15/25)	$2,250	$2,385,922
Series A
0.00%, 01/15/26	(NPFGC)	400	255,324
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	280,060
San Jose Unified School District GO Series D
5.00%, 08/01/32	(Call 08/01/18)	125	138,191
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	116,115
0.00%, 08/01/51		1,500	290,355
San Mateo County Community College District GO
5.00%, 09/01/45		500	572,485
Series B
5.00%, 09/01/31	(PR 09/01/16)	400	423,188
5.00%, 09/01/38	(PR 09/01/16)	550	581,884
San Mateo County Transportation Authority RB Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	495,119
San Mateo Joint Powers Financing Authority RB Series A
5.00%, 07/15/36	(Call 07/15/18)	750	825,795
San Mateo Union High School District GO
0.00%, 09/01/33		500	315,850
0.00%, 09/01/41	(Call 09/01/36)	500	333,490
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	365,700
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,025	1,104,499
Series B
5.00%, 04/01/19		165	188,821
Santa Monica Community College District GO Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,016,100
Southern California Public Power Authority RB
0.00%, 07/01/15	(NPFGC)	200	199,936
5.00%, 07/01/25	(Call 07/01/20)	205	239,918
5.00%, 07/01/26	(Call 01/01/25)	500	598,920
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	805,700
Series A
4.00%, 07/01/21		400	453,504
Series B
6.00%, 07/01/27	(PR 07/01/18)	195	224,646
Southwestern Community College District GO
Series C
0.00%, 08/01/41		650	198,855
0.00%, 08/01/46		1,000	240,510
State of California Department of Water Resources Power Supply Revenue RB
Series H
5.00%, 05/01/21	(PR 05/01/18) (AGM)	360	401,850
5.00%, 05/01/21	(Call 05/01/18) (AGM)	140	156,208
5.00%, 05/01/22	(PR 05/01/18) (AGM)	825	920,906
5.00%, 05/01/22	(Call 05/01/18) (AGM)	325	362,391

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series K
4.00%, 05/01/18		$320	$347,581
5.00%, 05/01/18		1,540	1,716,499
Series L
5.00%, 05/01/16		130	135,704
5.00%, 05/01/17		2,200	2,383,106
5.00%, 05/01/18		285	317,664
5.00%, 05/01/19		2,765	3,163,630
5.00%, 05/01/20		210	245,692
5.00%, 05/01/21	(Call 05/01/20)	565	658,880
5.00%, 05/01/21	(PR 05/01/20)	925	1,089,613
5.00%, 05/01/22	(Call 05/01/20)	530	616,697
5.00%, 05/01/22	(PR 05/01/20)	870	1,024,825
Series M
4.00%, 05/01/16		1,550	1,603,893
5.00%, 05/01/16		600	626,328
Series N
5.00%, 05/01/18		950	1,058,879
5.00%, 05/01/20		2,110	2,468,616
5.00%, 05/01/21		650	772,115
Series O
5.00%, 05/01/21		500	593,935
5.00%, 05/01/22		1,650	1,982,739
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	490	546,757
5.00%, 12/01/25	(Call 06/01/18)	10	11,166
5.00%, 12/01/26	(PR 06/01/18)	480	535,598
5.00%, 12/01/26	(Call 06/01/18)	20	22,316
5.00%, 12/01/27	(PR 06/01/18)	270	301,274
Series AG
5.00%, 12/01/26	(PR 12/01/19)	230	268,569
5.00%, 12/01/26	(Call 12/01/19)	20	23,238
5.00%, 12/01/29	(PR 12/01/19)	255	297,761
5.00%, 12/01/29	(Call 12/01/19)	65	74,998
Series AJ
5.00%, 12/01/16		475	507,808
Series AS
5.00%, 12/01/22		500	610,285
5.00%, 12/01/25	(Call 12/01/24)	400	493,564
5.00%, 12/01/26	(Call 12/01/24)	500	609,740
5.00%, 12/01/27	(Call 12/01/24)	500	604,035
State of California Department of Water Resources RB Water Revenue Series AS
5.00%, 12/01/20		300	355,995
State of California GO
2.00%, 11/01/18		1,750	1,801,520
3.00%, 12/01/32	(Call 06/01/19)	200	211,726
3.50%, 03/01/17		100	105,100
4.00%, 12/01/18	(Call 12/01/17)	250	267,675
4.00%, 05/01/23		1,000	1,133,850
4.00%, 11/01/44	(Call 11/01/24)	500	507,055
4.00%, 03/01/45	(Call 03/01/25)	500	505,620
4.50%, 03/01/21	(Call 03/01/20)	660	743,556
4.50%, 08/01/26	(Call 02/01/17)	900	951,786
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,143,709
5.00%, 10/01/16		1,200	1,274,208
5.00%, 11/01/16		275	292,889
5.00%, 02/01/17		1,000	1,073,640
5.00%, 04/01/17		485	523,921
5.00%, 06/01/17	(SGI)	375	407,516
5.00%, 09/01/17		450	493,070
5.00%, 10/01/17		1,510	1,658,856
5.00%, 04/01/18		500	555,990

Security		Principal (000s)	Value

5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	$560	$608,272
5.00%, 08/01/18	(Call 02/01/17)	550	590,222
5.00%, 10/01/18		350	394,618
5.00%, 11/01/18		500	564,940
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	380,023
5.00%, 08/01/19	(Call 02/01/17)	1,000	1,072,790
5.00%, 10/01/19		800	922,816
5.00%, 04/01/20		215	250,266
5.00%, 09/01/20		170	199,485
5.00%, 10/01/20	(Call 10/01/16)	1,400	1,600,366
5.00%, 12/01/20		1,300	1,451,116
5.00%, 08/01/21	(PR 08/01/15)	15	15,123
5.00%, 08/01/21	(Call 08/01/15)	200	201,640
5.00%, 09/01/21		750	891,525
5.00%, 11/01/21	(Call 11/01/17)	1,575	1,795,027
5.00%, 12/01/21	(Call 12/01/16)	250	267,520
5.00%, 08/01/22	(Call 02/01/17)	600	642,972
5.00%, 03/01/23	(Call 03/01/16)	315	325,773
5.00%, 10/01/23		1,000	1,213,510
5.00%, 11/01/23	(Call 11/01/20)	500	591,945
5.00%, 12/01/23		500	607,985
5.00%, 02/01/24	(Call 02/01/22)	220	261,089
5.00%, 06/01/24	(Call 06/01/17) (NPFGC)	365	394,550
5.00%, 08/01/24	(Call 02/01/17)	1,250	1,412,782
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,109,880
5.00%, 11/01/24	(Call 11/01/20)	250	294,973
5.00%, 12/01/24	(Call 12/01/17)	900	1,029,733
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,186,030
5.00%, 03/01/25	(Call 03/01/20)	750	868,162
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	539,403
5.00%, 09/01/25	(Call 09/01/23)	500	597,500
5.00%, 10/01/25	(Call 10/01/24)	1,550	1,758,104
5.00%, 03/01/26	(Call 03/01/25)	500	602,175
5.00%, 10/01/26	(Call 10/01/24)	500	596,170
5.00%, 12/01/26	(Call 12/01/16)	800	852,176
5.00%, 03/01/27	(Call 03/01/20)	300	346,224
5.00%, 09/01/27	(Call 09/01/16)	500	527,730
5.00%, 11/01/27	(Call 11/01/23)	700	821,975
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,146,450
5.00%, 10/01/29	(Call 10/01/19)	1,000	1,112,573
5.00%, 09/01/30	(Call 09/01/18)	500	555,390
5.00%, 02/01/31	(Call 02/01/22)	500	564,880
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,264,655
5.00%, 02/01/32	(Call 02/01/22)	500	563,910
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,145,410
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,309,328
5.00%, 08/01/33	(PR 08/01/15)	350	352,860
5.00%, 09/01/33	(Call 09/01/23)	265	301,827
5.00%, 09/01/35	(Call 09/01/16)	1,040	1,087,351
5.00%, 06/01/37	(Call 06/01/17)	1,790	1,913,313
5.00%, 11/01/37	(Call 11/01/17)	2,350	2,541,971
5.00%, 12/01/37	(Call 12/01/17)	1,040	1,127,838
5.00%, 02/01/38	(Call 02/01/23)	1,060	1,186,553
5.00%, 04/01/38	(Call 04/01/18)	1,600	1,743,360
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,129,620
5.00%, 10/01/41	(Call 10/01/21)	3,500	3,899,070
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,113,630
5.00%, 09/01/42	(Call 09/01/22)	750	839,850
5.00%, 04/01/43	(Call 04/01/23)	910	1,013,385

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 11/01/43	(Call 11/01/23)	$1,695	$1,900,044
5.25%, 09/01/22		815	992,417
5.25%, 10/01/22		600	731,556
5.25%, 09/01/25	(Call 09/01/21)	750	889,237
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,584,536
5.25%, 08/01/32	(AGM)	1,000	1,243,550
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,316,221
5.50%, 04/01/19		525	607,819
5.50%, 11/01/39	(Call 11/01/19)	2,600	3,005,938
5.50%, 03/01/40	(Call 03/01/20)	170	198,033
5.63%, 04/01/25	(Call 04/01/19)	350	405,216
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,153,900
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,151,880
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,454,304
6.00%, 04/01/38	(Call 04/01/19)	2,825	3,317,087
6.00%, 11/01/39	(Call 11/01/19)	365	437,445
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,795,485
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	609,594
Series A
4.00%, 07/01/16		90	93,749
4.40%, 07/01/18		200	220,502
4.60%, 07/01/19		360	409,468
5.00%, 07/01/18	(ETM)	385	431,473
5.00%, 07/01/18		80	90,047
5.00%, 07/01/20	(PR 07/01/19)	1,800	2,076,012
5.00%, 07/01/22	(Call 07/01/16)	2,490	2,610,964
5.25%, 07/01/21	(PR 07/01/19)	625	727,056
University of California RB
Series AF
5.00%, 05/15/16		750	784,702
5.00%, 05/15/18		250	279,520
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,124,860
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,142,970
5.00%, 05/15/38	(Call 05/15/23)	2,370	2,671,251
Series AK
5.00%, 05/15/48		2,050	2,480,746
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	786,457
Series AO
5.00%, 05/15/40	(Call 05/15/25)	1,000	1,140,580
Series D
5.00%, 05/15/41	(PR 05/15/16)	500	527,060
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,194,940
5.00%, 05/15/26	(Call 05/15/22)	500	593,240
5.00%, 05/15/32	(Call 05/15/22)	725	825,724
5.00%, 05/15/37	(Call 05/15/22)	500	561,730
5.00%, 05/15/42	(Call 05/15/22)	950	1,052,191
University of California RB College & University Revenue
Series AO
5.00%, 05/15/17		500	542,680
5.00%, 05/15/19		660	756,551
5.00%, 05/15/23		250	304,780
5.00%, 05/15/27	(Call 05/15/25)	1,000	1,205,310
Series I
5.00%, 05/15/28	(Call 05/15/25)	350	416,787
Vacaville Unified School District GO
5.00%, 08/01/25	(PR 08/01/17) (AMBAC)	380	414,424

Security		Principal or Shares (000s)	Value

Ventura County Community College District GO Series C
5.50%, 08/01/33	(PR 08/01/18)	$250	$284,795
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	553,460
West Contra Costa Unified School District GO Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	219,463
West Valley-Mission Community College District GO Series B
4.00%, 08/01/40	(Call 08/01/25)	250	261,265
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	140,192
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	200,093
Series B
0.00%, 08/01/34	(AGM)	500	224,095
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	171,030
4.00%, 08/01/38	(Call 08/01/23)	500	508,710
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	273,212
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	556,380
Yuba Community College District GO Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	467,079

			390,452,194

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $374,845,969)			390,452,194

SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.01%[a,b]		3,211	3,211,462

			3,211,462

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,211,462)			3,211,462

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $378,057,431)			393,663,656
Other Assets, Less Liabilities — 0.26%			1,010,410

NET ASSETS — 100.00%			$394,674,066

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2015

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. - Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

Radian-IBCC  —  Radian Asset Assurance - Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

50

Schedule of Investments  (Unaudited)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 52.65%

ADVERTISING — 0.02%
WPP Finance 2010
5.63%, 11/15/43[a]	$25	$28,193

		28,193
AEROSPACE & DEFENSE — 0.85%
Boeing Co. (The)
6.13%, 02/15/33	125	161,303
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	24,082
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	150	140,401
4.07%, 12/15/42	117	114,392
Northrop Grumman Corp.
4.75%, 06/01/43	50	52,409
Northrop Grumman Systems Corp.
7.75%, 02/15/31	71	97,589
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	25	25,348
4.88%, 10/15/40	76	84,370
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	50	54,589
United Technologies Corp.
4.50%, 06/01/42	310	322,002
6.05%, 06/01/36	66	82,635
6.70%, 08/01/28	100	132,820

		1,291,940
AGRICULTURE — 0.70%
Altria Group Inc.
5.38%, 01/31/44	210	223,999
10.20%, 02/06/39	46	77,133
Archer-Daniels-Midland Co.
4.02%, 04/16/43	100	97,514
4.54%, 03/26/42	25	26,769
5.38%, 09/15/35	51	59,145
Lorillard Tobacco Co.
7.00%, 08/04/41[a]	25	29,902
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	100	100,702
Philip Morris International Inc.
4.50%, 03/20/42	251	254,225
4.88%, 11/15/43	50	53,264
Reynolds American Inc.
4.75%, 11/01/42	50	47,166
7.25%, 06/15/37	76	93,566

		1,063,385
AIRLINES — 0.20%
American Airlines 2015-1 Pass Through Trust
Class A
3.38%, 11/01/28	125	124,375

Security	Principal (000s)	Value

U.S. Airways 2012-2 Pass Through Trust
Class A
4.63%, 12/03/26	$45	$48,001
United Airlines 2014-1 Pass Through Trust
Class A
4.00%, 10/11/27[a]	25	25,750
United Airlines 2014-2 Pass Through Trust
Class A
3.75%, 03/03/28	100	101,750

		299,876
APPAREL — 0.06%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	50	47,531
Nine West Holdings Inc.
6.13%, 11/15/34	25	14,375
VF Corp.
6.45%, 11/01/37	26	34,362

		96,268
AUTO MANUFACTURERS — 0.44%
Daimler Finance North America LLC
8.50%, 01/18/31	51	77,342
Ford Motor Co.
6.63%, 10/01/28	100	123,445
7.40%, 11/01/46	50	68,235
7.45%, 07/16/31	135	177,044
General Motors Co.
5.00%, 04/01/35	50	50,522
5.20%, 04/01/45[a]	75	76,527
6.25%, 10/02/43	75	86,768

		659,883
AUTO PARTS & EQUIPMENT — 0.08%
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	26,625
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	75	74,850
5.25%, 12/01/41 (Call 06/01/41)	26	27,458

		128,933
BANKS — 5.09%
Bank of America Corp.
4.25%, 10/22/26[a]	210	210,631
5.00%, 01/21/44[a]	450	488,489
5.88%, 02/07/42	50	60,021
Bank One Corp.
7.63%, 10/15/26	90	117,676
Barclays Bank PLC
6.86%, 09/29/49 (Call 06/15/32)[b,c]	25	28,250
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[a,b,c]	100	119,770
Citigroup Inc.
4.30%, 11/20/26[a]	50	50,514
5.30%, 05/06/44[a]	75	80,127
5.50%, 09/13/25	75	84,094
6.13%, 08/25/36	300	353,989
6.88%, 03/05/38[a]	117	154,954
8.13%, 07/15/39	100	150,700

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41	$190	$219,799
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[c]	100	126,000
Fifth Third Bancorp
8.25%, 03/01/38	50	72,658
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	200	209,017
5.15%, 05/22/45	100	102,514
5.95%, 01/15/27	305	350,755
6.13%, 02/15/33	125	153,639
6.45%, 05/01/36	230	272,367
6.75%, 10/01/37	70	85,850
HBOS PLC
6.00%, 11/01/33[c]	60	67,459
HSBC Capital Funding LP/Jersey
10.18%, 12/29/49 (Call 06/30/30)[b,c]	175	266,875
HSBC Holdings PLC
6.10%, 01/14/42	50	64,020
6.50%, 05/02/36	200	250,154
6.80%, 06/01/38	200	261,454
JPMorgan Chase & Co.
4.13%, 12/15/26	125	126,130
4.85%, 02/01/44[a]	70	75,730
4.95%, 06/01/45	50	50,886
5.60%, 07/15/41	100	118,216
6.40%, 05/15/38	325	415,698
KfW
0.00%, 04/18/36	75	39,958
0.00%, 06/29/37	192	98,663
Morgan Stanley
3.95%, 04/23/27	100	97,528
4.30%, 01/27/45	100	97,259
5.00%, 11/24/25	125	134,438
6.38%, 07/24/42[a]	101	128,861
7.25%, 04/01/32	150	202,233
Northern Trust Corp.
3.95%, 10/30/25	50	52,636
RBS Capital Trust II
6.43%, 12/29/49 (Call 01/03/34)[b]	25	28,437
Regions Financial Corp.
7.38%, 12/10/37	50	64,353
Royal Bank of Scotland Group PLC
7.65%, 12/31/49 (Call 09/30/31)[b]	25	31,687
Standard Chartered Bank
8.00%, 05/30/31[c]	100	133,877
Standard Chartered PLC
7.01%, 07/29/49 (Call 07/30/37)[a,b,c]	200	225,126
UBS AG/Stamford CT
7.75%, 09/01/26	100	130,548
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[d]	100	94,988
Wachovia Corp.
5.50%, 08/01/35	40	45,164
Wells Fargo & Co.
3.90%, 05/01/45	100	94,631
4.10%, 06/03/26[a]	225	231,513
5.38%, 11/02/43	75	82,799
5.61%, 01/15/44	295	335,416
Wells Fargo Capital X
5.95%, 12/01/86	175	179,375

		7,717,926

Security	Principal (000s)	Value

BEVERAGES — 0.65%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44[a]	$50	$52,260
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	20	25,661
8.20%, 01/15/39	225	342,353
Diageo Capital PLC
5.88%, 09/30/36	75	92,009
Diageo Investment Corp.
4.25%, 05/11/42	7	7,059
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	10	14,159
FBG Finance Pty Ltd.
5.88%, 06/15/35[c]	100	118,261
Heineken NV
4.00%, 10/01/42[c]	24	22,685
Molson Coors Brewing Co.
5.00%, 05/01/42	101	100,886
PepsiCo Inc.
3.60%, 08/13/42	100	90,815
5.50%, 01/15/40	100	117,818

		983,966
BIOTECHNOLOGY — 0.62%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	70	67,543
5.15%, 11/15/41 (Call 05/15/41)	50	53,217
5.38%, 05/15/43 (Call 11/15/42)[a]	249	275,285
5.65%, 06/15/42 (Call 12/15/41)	25	28,508
6.38%, 06/01/37	50	60,880
6.40%, 02/01/39	75	91,647
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	125	125,543
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	200	204,327
4.80%, 04/01/44 (Call 10/01/43)	15	15,997
5.65%, 12/01/41 (Call 06/01/41)	14	16,411

		939,358
BUILDING MATERIALS — 0.11%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[c]	25	31,279
Lafarge SA
7.13%, 07/15/36	25	31,076
Masco Corp.
7.75%, 08/01/29	25	28,750
Owens Corning
7.00%, 12/01/36	25	29,563
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	50,500

		171,168
CHEMICALS — 1.04%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	100	117,465
Ashland Inc.
6.88%, 05/15/43( Call 02/15/43)	25	26,625
CF Industries Inc.
5.15%, 03/15/34	100	103,447

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	$50	$47,974
4.38%, 11/15/42 (Call 05/15/42)	50	46,506
5.25%, 11/15/41 (Call 05/15/41)	26	27,260
7.38%, 11/01/29	75	98,382
9.40%, 05/15/39	86	132,443
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	25	24,537
4.80%, 09/01/42 (Call 03/01/42)	26	25,969
Ecolab Inc.
5.50%, 12/08/41	36	41,252
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	50	49,531
4.90%, 01/15/41	41	44,412
6.50%, 01/15/28	50	63,341
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	180	182,418
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	50	47,672
4.40%, 07/15/44 (Call 01/15/44)	140	130,896
5.50%, 08/15/25	26	29,718
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	24	26,482
5.63%, 11/15/43 (Call 05/15/43)	75	84,249
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[c]	50	51,250
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]	76	89,958
PPG Industries Inc.
5.50%, 11/15/40[a]	25	28,901
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	50	47,861

		1,568,549
COAL — 0.01%
Peabody Energy Corp.
7.88%, 11/01/26	25	12,125

		12,125
COMMERCIAL SERVICES — 0.42%
ADT Corp. (The)
4.88%, 07/15/42	50	39,750
Catholic Health Initiatives
4.35%, 11/01/42	75	69,792
DP World Ltd.
6.85%, 07/02/37[c]	100	114,393
ERAC USA Finance LLC
4.50%, 02/15/45 (Call 08/15/44)[c]	50	48,200
5.63%, 03/15/42[c]	25	28,144
7.00%, 10/15/37[c]	75	96,053
Leidos Holdings Inc. Series 1
5.95%, 12/01/40 (Call 06/01/40)	25	24,022
Leidos Inc.
5.50%, 07/01/33	25	23,986
Massachusetts Institute of Technology
4.68%, 07/01/14	100	105,819
United Rentals North America Inc.
5.50%, 07/15/25 (Call 07/15/20)	55	54,862

Security	Principal (000s)	Value

Western Union Co. (The)
6.20%, 11/17/36	$26	$25,345

		630,366
COMPUTERS — 0.51%
Apple Inc.
3.45%, 02/09/45	195	169,490
3.85%, 05/04/43	80	74,952
4.38%, 05/13/45[a]	140	142,531
Dell Inc.
6.50%, 04/15/38	25	25,484
7.10%, 04/15/28	25	27,313
Hewlett-Packard Co.
6.00%, 09/15/41	101	106,266
International Business Machines Corp.
5.60%, 11/30/39	139	162,991
7.00%, 10/30/25	25	32,924
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)[c]	30	30,815

		772,766
COSMETICS & PERSONAL CARE — 0.15%
Avon Products Inc.
7.70%, 03/15/43	25	20,750
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	26	23,834
Procter & Gamble Co. (The)
5.55%, 03/05/37	89	111,649
5.80%, 08/15/34	50	63,960

		220,193
DIVERSIFIED FINANCIAL SERVICES — 1.58%
Ally Financial Inc.
8.00%, 11/01/31[a]	100	123,000
8.00%, 11/01/31	25	32,375
American Express Co.
4.05%, 12/03/42	50	47,092
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[c]	25	25,832
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[c]	50	55,154
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	50	58,807
Credit Suisse USA Inc.
7.13%, 07/15/32	66	88,260
FMR LLC
7.57%, 06/15/29[c]	200	272,430
General Electric Capital Corp.
5.88%, 01/14/38	285	359,229
6.15%, 08/07/37	75	97,678
Series A
6.75%, 03/15/32	650	879,760
Goldman Sachs Capital I
6.35%, 02/15/34	23	27,298
Invesco Finance PLC
5.38%, 11/30/43	25	28,859
Jefferies Group LLC
6.25%, 01/15/36	40	39,461
Legg Mason Inc.
5.63%, 01/15/44	50	55,401

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	$26	$36,748
Navient Corp.
5.63%, 08/01/33	50	41,375
Siemens Financieringsmaatschappij NV
6.13%, 08/17/26[c]	100	125,297

		2,394,056
ELECTRIC — 6.37%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[c]	100	125,614
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	25	23,514
4.15%, 08/15/44 (Call 02/15/44)	215	215,083
6.00%, 03/01/39	50	63,287
Appalachian Power Co.
7.00%, 04/01/38	11	14,864
Series L
5.80%, 10/01/35	50	59,585
Series P
6.70%, 08/15/37	100	132,423
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	51	53,863
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	25	25,458
6.13%, 04/01/36	429	516,218
6.50%, 09/15/37	50	64,667
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	15	13,661
4.50%, 04/01/44 (Call 10/01/43)	50	53,006
Cleco Power LLC
6.00%, 12/01/40	25	28,512
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	53,669
Comision Federal de Electricidad
5.75%, 02/14/42[d]	200	208,000
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	50	46,681
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	50	47,587
4.63%, 12/01/54 (Call 06/01/54)	150	152,117
Series 08-B
6.75%, 04/01/38	85	115,596
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	50	51,343
Dominion Resources Inc./VA
7.00%, 06/15/38	100	129,343
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	31,358
Series F
5.25%, 08/01/33	100	108,359
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	55	51,799
4.30%, 07/01/44 (Call 01/01/44)	100	102,539
Duke Energy Carolinas LLC
6.10%, 06/01/37	38	46,939
Series A
6.00%, 12/01/28	50	60,963
Duke Energy Florida Inc.
6.40%, 06/15/38	100	131,434
Duke Energy Progress Inc.

Security	Principal (000s)	Value

4.10%, 05/15/42 (Call 11/15/41)	$96	$96,039
4.38%, 03/30/44 (Call 09/30/43)	250	260,700
E.ON International Finance BV
6.65%, 04/30/38[c]	50	63,040
Electricite de France SA
4.88%, 01/22/44[c]	250	265,562
6.95%, 01/26/39[c]	25	33,561
Enel Finance International NV
6.00%, 10/07/39[c]	100	115,589
6.80%, 09/15/37[c]	100	126,114
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	50	50,086
Exelon Corp.
5.63%, 06/15/35	225	248,799
Exelon Generation Co. LLC
6.25%, 10/01/39	50	57,217
FirstEnergy Corp.
Series C
7.38%, 11/15/31	50	62,907
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	30,726
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[c]	50	54,072
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	125	125,661
4.05%, 10/01/44 (Call 04/01/44)[a]	80	80,440
4.13%, 02/01/42 (Call 08/02/41)	50	50,864
5.63%, 04/01/34	90	111,843
Georgia Power Co.
4.30%, 03/15/42	190	188,871
Great River Energy
6.25%, 07/01/38[c]	50	62,635
Hydro-Quebec
9.38%, 04/15/30	50	81,152
Interstate Power & Light Co.
6.25%, 07/15/39	25	32,645
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	24	26,552
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	34,934
Korea Electric Power Corp.
5.13%, 04/23/34[c]	50	58,011
Majapahit Holding BV
7.88%, 06/29/37[d]	100	120,000
Massachusetts Electric Co.
5.90%, 11/15/39[c]	50	62,126
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[a,c]	100	114,841
Nevada Power Co. Series R
6.75%, 07/01/37	25	34,039
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[c]	50	51,580
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	75	78,356
5.95%, 06/15/41 (Call 12/15/40)	56	67,410
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	51	45,816
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	75	78,774
Oglethorpe Power Corp.
4.55%, 06/01/44	25	25,131
5.25%, 09/01/50	51	55,641

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	$50	$52,054
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	20	23,506
7.25%, 01/15/33	150	201,639
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	65	59,811
4.45%, 04/15/42 (Call 10/15/41)	26	26,415
5.80%, 03/01/37	50	59,752
6.05%, 03/01/34	225	279,051
6.25%, 03/01/39	100	126,781
PacifiCorp
6.00%, 01/15/39	150	189,476
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	100	101,391
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	75	75,150
6.50%, 11/15/37	15	19,807
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	150	163,514
PPL Energy Supply LLC
6.00%, 12/15/36	25	22,073
Progress Energy Inc.
6.00%, 12/01/39	50	62,206
7.75%, 03/01/31	100	136,140
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	125	117,980
4.30%, 03/15/44 (Call 09/15/43)	125	132,685
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	100	93,944
3.80%, 01/01/43 (Call 07/01/42)[a]	26	24,936
4.05%, 05/01/45 (Call 11/01/44)	50	50,452
Series D
5.25%, 07/01/35	50	58,438
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	50	51,299
5.64%, 04/15/41 (Call 10/15/40)	31	37,544
5.76%, 10/01/39	50	61,377
San Diego Gas & Electric Co.
3.95%, 11/15/41	50	49,213
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[d]	200	203,500
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	26	25,726
4.50%, 06/01/64 (Call 12/01/63)	50	47,204
6.05%, 01/15/38	51	62,414
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	76	76,401
4.65%, 10/01/43 (Call 04/01/43)	75	81,316
6.65%, 04/01/29	50	63,686
Series 08-A
5.95%, 02/01/38	16	20,020
Series C
3.60%, 02/01/45 (Call 08/01/44)	150	139,782
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	50	45,732
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[c]	200	205,178
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	50	51,092
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[c]	25	31,890

Security	Principal (000s)	Value

Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	$115	$111,839
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	75	77,606
8.88%, 11/15/38	50	77,362
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	50	50,019
4.13%, 03/01/42 (Call 09/01/41)	26	26,114
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)[a]	26	24,212
4.25%, 06/01/44 (Call 12/01/43)	50	51,276
Wisconsin Power & Light Co.
6.38%, 08/15/37	50	65,623
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	55,333

		9,649,175

ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
6.00%, 08/15/32	50	61,170
6.13%, 04/15/39	3	3,840

		65,010

ELECTRONICS — 0.18%
Honeywell International Inc.
5.38%, 03/01/41	75	90,287
5.70%, 03/15/37	25	30,777
Koninklijke Philips NV
5.00%, 03/15/42	75	77,618
6.88%, 03/11/38	20	25,295
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	50	55,769

		279,746

ENERGY — ALTERNATE SOURCES — 0.08%
Topaz Solar Farms LLC
5.75%, 09/30/39[a,c]	100	115,780

		115,780

ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance USA Inc.
4.38%, 05/08/42	66	67,987
Odebrecht Finance Ltd.
5.25%, 06/27/29[d]	200	176,140

		244,127

ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	51	60,068
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	75	71,553

		131,621

FOOD — 1.06%
Campbell Soup Co.
3.80%, 08/02/42	26	22,911

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Cargill Inc.
4.10%, 11/01/42[c]	$100	$99,361
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	124	115,468
8.25%, 09/15/30	25	33,142
Delhaize Group SA
5.70%, 10/01/40	80	84,227
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	50	48,260
5.40%, 06/15/40	25	28,288
HJ Heinz Co.
4.88%, 02/15/25 (Call 02/15/20)[c]	50	53,875
HJ Heinz Finance Co.
6.75%, 03/15/32	25	30,000
7.13%, 08/01/39[c]	50	65,000
JM Smucker Co. (The)
4.25%, 03/15/35[c]	50	48,579
Kellogg Co.
Series B
7.45%, 04/01/31	56	72,929
Kraft Foods Group Inc.
5.00%, 06/04/42	149	154,233
6.88%, 01/26/39	50	61,971
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	25	27,482
5.40%, 07/15/40 (Call 01/15/40)	25	27,468
6.90%, 04/15/38	26	33,887
7.50%, 04/01/31	50	66,058
Mondelez International Inc.
6.50%, 02/09/40	50	64,657
Safeway Inc.
7.25%, 02/01/31	25	25,063
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	100	101,057
5.38%, 09/21/35	66	74,890
Tesco PLC
6.15%, 11/15/37[c]	100	101,501
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	52,563
Unilever Capital Corp.
5.90%, 11/15/32	80	106,576

		1,599,446
FOREST PRODUCTS & PAPER — 0.24%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	50	54,577
Georgia-Pacific LLC
7.75%, 11/15/29	91	125,542
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	50	48,495
7.30%, 11/15/39	81	101,529
Westvaco Corp.
8.20%, 01/15/30	26	35,557

		365,700
GAS — 0.42%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	25	25,130
5.88%, 03/15/41 (Call 09/15/40)	56	67,868
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	75	89,293

Security	Principal (000s)	Value

Boston Gas Co.
4.49%, 02/15/42[c]	$75	$79,190
KeySpan Corp.
5.80%, 04/01/35	50	58,000
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	50	54,042
Sempra Energy
6.00%, 10/15/39[a]	60	73,160
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	140	133,823
Southwest Gas Corp.
4.88%, 10/01/43 (Call 04/01/43)	50	53,225

		633,731
HEALTH CARE — PRODUCTS — 0.78%
Baxter International Inc.
4.50%, 06/15/43 (Call 12/15/42)[a]	25	25,327
6.25%, 12/01/37	75	94,598
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	100	101,879
5.00%, 11/12/40	25	26,040
Boston Scientific Corp.
7.38%, 01/15/40	50	63,622
Covidien International Finance SA
6.55%, 10/15/37	61	79,885
Hospira Inc.
5.60%, 09/15/40 (Call 03/15/40)	25	29,340
Medtronic Inc.
4.38%, 03/15/35[c]	300	307,099
4.50%, 03/15/42 (Call 09/15/41)	40	41,139
4.63%, 03/15/44 (Call 09/15/43)	50	52,328
4.63%, 03/15/45[c]	100	104,606
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	50	51,814
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	50	49,253
Zimmer Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	100	96,737
5.75%, 11/30/39	50	56,508

		1,180,175
HEALTH CARE — SERVICES — 0.97%
Aetna Inc.
4.75%, 03/15/44 (Call 09/15/43)	50	53,341
6.75%, 12/15/37	75	99,163
Anthem Inc.
4.65%, 01/15/43	151	151,054
4.65%, 08/15/44 (Call 02/15/44)	50	50,255
5.10%, 01/15/44	125	133,899
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	75	86,721
HCA Inc.
7.50%, 11/06/33	25	27,000
7.50%, 11/15/95	25	24,906
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	101	100,347
Kaiser Foundation Hospitals
4.88%, 04/01/42	50	54,402
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	50	47,933

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Quest Diagnostics Inc.
5.75%, 01/30/40	$45	$48,628
Roche Holdings Inc.
4.00%, 11/28/44 (Call 05/28/44)[c]	200	200,635
Tenet Healthcare Corp.
6.88%, 11/15/31	25	23,125
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	150	152,021
4.38%, 03/15/42 (Call 09/15/41)	50	51,082
4.63%, 11/15/41 (Call 05/15/41)	50	52,627
5.80%, 03/15/36	46	56,227
6.88%, 02/15/38	41	56,223

		1,469,589
HOLDING COMPANIES — DIVERSIFIED — 0.09%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[c]	100	140,621

		140,621
HOME BUILDERS — 0.05%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	25	21,250
PulteGroup Inc.
6.38%, 05/15/33	25	25,750
7.88%, 06/15/32	25	29,000

		76,000
HOUSEHOLD PRODUCTS & WARES — 0.06%
Kimberly-Clark Corp.
5.30%, 03/01/41	50	58,888
6.63%, 08/01/37	25	33,832

		92,720
INSURANCE — 2.91%
ACE INA Holdings Inc.
4.15%, 03/13/43	50	50,515
Aflac Inc.
6.45%, 08/15/40	51	64,208
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	50	49,863
Allstate Corp. (The)
4.50%, 06/15/43	125	132,479
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	50	50,260
6.25%, 05/01/36	270	332,027
Aon Corp.
6.25%, 09/30/40	100	124,225
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	50	52,912
AXA SA
8.60%, 12/15/30	101	140,390
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	100	101,843
5.75%, 01/15/40	85	104,831
Chubb Corp. (The)
6.00%, 05/11/37	31	39,378
6.50%, 05/15/38	75	101,098
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,897

Security	Principal (000s)	Value

Farmers Exchange Capital III
5.45%, 10/15/54 (Call 10/15/34)[b,c]	$100	$102,100
GE Global Insurance Holding Corp.
7.00%, 02/15/26	25	32,118
Genworth Holdings Inc.
6.50%, 06/15/34	25	22,750
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[c]	50	68,278
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	125	122,656
Liberty Mutual Group Inc.
4.85%, 08/01/44[a,c]	150	151,246
7.80%, 03/07/87[c]	75	90,938
Lincoln National Corp.
7.00%, 06/15/40	45	59,196
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	50	46,751
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65[c]	50	46,575
8.88%, 06/01/39[c]	44	67,872
MetLife Inc.
4.05%, 03/01/45	85	81,209
4.13%, 08/13/42	40	38,649
4.88%, 11/13/43	175	189,386
6.38%, 06/15/34	100	128,816
6.40%, 12/15/66 (Call 12/15/31)	100	114,000
10.75%, 08/01/69 (Call 08/01/34)	25	41,250
Nationwide Financial Services Inc.
5.30%, 11/18/44[c]	100	103,552
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[c]	50	77,231
New York Life Insurance Co.
6.75%, 11/15/39[c]	130	176,762
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[c]	100	125,374
Pacific Life Insurance Co.
9.25%, 06/15/39[c]	75	113,764
Principal Financial Group Inc.
4.35%, 05/15/43	76	73,990
Progressive Corp. (The)
4.35%, 04/25/44	75	76,650
Provident Financing Trust I
7.41%, 03/15/38	25	29,000
Prudential Financial Inc.
4.60%, 05/15/44	25	24,930
5.70%, 12/14/36	75	85,448
Series B
5.75%, 07/15/33	26	30,041
Series D
6.63%, 12/01/37	151	190,185
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[c]	25	25,288
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44[c]	175	187,466
6.85%, 12/16/39[c]	26	34,509
Travelers Companies Inc. (The)
4.60%, 08/01/43[a]	25	27,131
6.25%, 06/15/37	101	131,655
WR Berkley Corp.
4.75%, 08/01/44	25	24,930
XLIT Ltd.
5.25%, 12/15/43	50	54,152
6.25%, 05/15/27	25	30,181

		4,401,955

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

INTERNET — 0.13%
Amazon.com Inc.
4.95%, 12/05/44 (Call 06/05/44)	$150	$154,281
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	51	43,353

		197,634
IRON & STEEL — 0.40%
Allegheny Ludlum Corp.
6.95%, 12/15/25	25	26,500
ArcelorMittal
7.50%, 03/01/41	50	50,375
7.75%, 10/15/39[a]	75	77,132
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,c]	40	26,851
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	25	26,571
6.40%, 12/01/37	25	30,050
U.S. Steel Corp.
6.65%, 06/01/37	25	23,250
Vale Overseas Ltd.
6.88%, 11/21/36	266	262,112
6.88%, 11/10/39	25	24,614
8.25%, 01/17/34	50	56,515

		603,970
MACHINERY — 0.28%
Caterpillar Inc.
3.80%, 08/15/42	233	219,250
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	50	54,919
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	126	122,158
5.38%, 10/16/29	26	31,383

		427,710
MANUFACTURING — 0.52%
3M Co.
3.88%, 06/15/44	75	74,968
5.70%, 03/15/37	16	20,045
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	66	77,519
Eaton Corp.
4.00%, 11/02/32	105	105,163
General Electric Co.
4.13%, 10/09/42	230	232,166
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	24,153
4.88%, 09/15/41 (Call 03/15/41)	44	48,964
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	100	103,486
Siemens Financieringsmaatschappij NV
4.40%, 05/27/45[c]	100	102,762

		789,226

Security	Principal (000s)	Value

MEDIA — 3.07%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	$200	$207,769
5.40%, 10/01/43	75	84,477
6.40%, 12/15/35	50	62,126
6.65%, 11/15/37	61	78,217
7.75%, 12/01/45	75	107,298
Belo Corp.
7.75%, 06/01/27	25	27,812
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	100	97,532
7.88%, 07/30/30	50	66,968
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 05/01/27 (Call 05/01/21)[c]	75	75,562
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)[a]	400	404,261
4.25%, 01/15/33	350	357,972
4.65%, 07/15/42	80	84,225
4.75%, 03/01/44	275	293,525
Cox Communications Inc.
4.80%, 02/01/35 (Call 08/01/34)[c]	100	96,695
8.38%, 03/01/39[c]	100	133,813
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	50	49,442
6.00%, 08/15/40 (Call 05/15/40)	142	154,058
Discovery Communications LLC
4.88%, 04/01/43	100	95,278
6.35%, 06/01/40	50	57,705
Grupo Televisa SAB
6.63%, 01/15/40	71	84,872
Historic TW Inc.
6.63%, 05/15/29	315	392,152
iHeartCommunications Inc.
7.25%, 10/15/27	25	19,750
Knight Ridder Inc.
6.88%, 03/15/29	25	14,500
Liberty Interactive LLC
8.25%, 02/01/30	50	54,750
TCI Communications Inc.
7.88%, 02/15/26	100	136,131
Thomson Reuters Corp.
5.85%, 04/15/40	75	86,032
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)[a]	100	87,125
6.75%, 06/15/39	195	215,677
7.30%, 07/01/38[a]	70	81,409
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	126,435
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	50	49,705
6.10%, 07/15/40	224	264,856
7.70%, 05/01/32	51	69,097
Viacom Inc.
4.85%, 12/15/34 (Call 06/15/34)	50	48,540
5.25%, 04/01/44 (Call 10/01/43)	100	98,280
6.88%, 04/30/36	136	157,804
Walt Disney Co. (The)
4.13%, 06/01/44	50	51,177
7.00%, 03/01/32	16	22,454
Series E
4.13%, 12/01/41	50	51,285

		4,646,766

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	$50	$48,215

		48,215
MINING — 1.33%
Alcoa Inc.
5.95%, 02/01/37	25	26,000
6.75%, 01/15/28	50	57,125
Barrick North America Finance LLC
7.50%, 09/15/38	75	85,531
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	126	124,594
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	51	48,903
5.00%, 09/30/43	100	107,664
6.42%, 03/01/26	50	62,646
Corp. Nacional del Cobre Chile
5.63%, 09/21/35[a,c]	100	113,475
5.63%, 10/18/43[d]	200	224,696
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)[a]	50	44,646
5.45%, 03/15/43 (Call 09/15/42)	100	87,404
Glencore Finance Canada Ltd.
5.55%, 10/25/42[c]	50	50,233
6.90%, 11/15/37[c]	24	27,425
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	50	49,514
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[c]	50	44,936
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	48	42,070
6.25%, 10/01/39	101	103,710
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	175	188,237
7.13%, 07/15/28	70	91,772
Southern Copper Corp.
5.25%, 11/08/42	265	237,838
5.88%, 04/23/45[a]	25	24,372
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	151	124,504
6.25%, 07/15/41 (Call 01/15/41)	56	49,666

		2,016,961
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.80%, 03/01/35[a]	30	28,219
6.75%, 12/15/39[a]	25	28,856

		57,075
OIL & GAS — 5.53%
Anadarko Finance Co.
7.50%, 05/01/31	71	90,435
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	50	47,904
6.45%, 09/15/36	125	149,725

	Principal (000s)	Value

Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	$150	$146,205
5.10%, 09/01/40 (Call 03/01/40)	101	102,167
Apache Finance Canada Corp.
7.75%, 12/15/29	50	68,200
Canadian Natural Resources Ltd.
6.25%, 03/15/38	160	186,586
Cenovus Energy Inc.
6.75%, 11/15/39	126	146,708
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	200	214,854
Conoco Funding Co.
7.25%, 10/15/31	100	134,875
ConocoPhillips
6.50%, 02/01/39	195	251,509
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	30	30,127
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	265,732
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	50	43,610
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	71	77,793
Devon Financing Corp. LLC
7.88%, 09/30/31	125	165,320
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	74	62,114
5.70%, 10/15/39[a]	10	9,474
Ecopetrol SA
5.88%, 05/28/45	75	69,520
7.38%, 09/18/43	50	54,000
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	101	99,315
6.50%, 08/15/34	26	29,500
6.50%, 02/01/38	100	112,613
Eni USA Inc.
7.30%, 11/15/27	25	32,610
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	50	48,499
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	50	48,932
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	50	47,783
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[d]	200	175,750
7.29%, 08/16/37[d]	100	101,750
Hess Corp.
5.60%, 02/15/41	50	53,276
7.30%, 08/15/31	155	187,515
Husky Energy Inc.
6.80%, 09/15/37	10	11,805
KazMunayGas National Co. JSC
5.75%, 04/30/43[d]	200	166,300
Marathon Oil Corp.
6.60%, 10/01/37	75	86,939
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	85	81,525
6.50%, 03/01/41 (Call 09/01/40)	41	47,881
Motiva Enterprises LLC
6.85%, 01/15/40[c]	75	88,290
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	25	25,875
Nexen Energy ULC

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.40%, 05/15/37[a]	$110	$135,655
7.50%, 07/30/39	100	138,049
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)	50	50,170
5.25%, 11/15/43 (Call 05/15/43)	75	76,356
6.00%, 03/01/41 (Call 09/01/40)	65	71,409
Noble Holding International Ltd.
5.25%, 03/15/42	25	20,074
6.20%, 08/01/40	26	22,812
Pertamina Persero PT
5.63%, 05/20/43[d]	200	186,042
Petrobras Global Finance BV
5.63%, 05/20/43[a]	50	40,485
6.75%, 01/27/41	75	69,687
6.88%, 01/20/40	50	47,214
7.25%, 03/17/44	150	147,884
Petroleos de Venezuela SA
5.38%, 04/12/27[d]	225	81,000
5.50%, 04/12/37[d]	100	35,500
6.00%, 11/15/26[d]	175	65,188
9.75%, 05/17/35[d]	125	53,750
Petroleos Mexicanos
5.50%, 06/27/44	190	185,250
5.50%, 06/27/44[c]	100	97,250
5.63%, 01/23/46[c]	200	197,500
6.38%, 01/23/45	145	157,506
6.50%, 06/02/41	200	219,500
6.63%, 06/15/35	100	111,750
Phillips 66
4.88%, 11/15/44 (Call 05/15/44)	150	150,638
5.88%, 05/01/42	51	57,829
PTT PCL
5.88%, 08/03/35[c]	100	109,466
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[c]	250	295,313
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	75	65,491
Shell International Finance BV
4.38%, 05/11/45	200	204,984
5.50%, 03/25/40	86	101,099
6.38%, 12/15/38	191	246,372
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[c]	200	216,686
Statoil ASA
3.95%, 05/15/43	275	265,179
Suncor Energy Inc.
6.50%, 06/15/38	150	187,318
6.85%, 06/01/39	50	64,197
7.15%, 02/01/32	36	45,929
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	26	24,951
6.25%, 02/01/38	66	68,045
Transocean Inc.
6.80%, 03/15/38	50	40,125
7.50%, 04/15/31	61	52,460
Valero Energy Corp.
6.63%, 06/15/37	151	178,642
10.50%, 03/15/39	16	25,584

		8,373,355

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.37%
Baker Hughes Inc.
5.13%, 09/15/40	$60	$64,512
Cameron International Corp.
7.00%, 07/15/38	50	58,166
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	75	78,957
6.70%, 09/15/38	100	127,329
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	76	68,146
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	100	89,368
6.75%, 09/15/40	80	76,115

		562,593
PACKAGING & CONTAINERS — 0.08%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	25	28,750
Pactiv LLC
7.95%, 12/15/25	25	25,312
Sealed Air Corp.
6.88%, 07/15/33[c]	25	26,000
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	40	45,694

		125,756
PHARMACEUTICALS — 2.21%
Abbott Laboratories
5.30%, 05/27/40	75	89,419
6.15%, 11/30/37	36	46,169
AbbVie Inc.
4.40%, 11/06/42	140	136,352
4.70%, 05/14/45 (Call 11/14/44)	100	101,807
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	35	34,694
4.75%, 03/15/45 (Call 09/15/44)[a]	200	198,491
4.85%, 06/15/44 (Call 12/15/43)	75	75,376
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	49	47,791
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	50	48,618
AstraZeneca PLC
4.00%, 09/18/42	50	48,641
6.45%, 09/15/37	143	187,590
Bristol-Myers Squibb Co.
3.25%, 08/01/42	216	185,527
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	75	74,185
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	130	121,371
5.50%, 03/15/27	51	62,015
5.55%, 03/15/37	76	91,558
Express Scripts Holding Co.
6.13%, 11/15/41	51	61,346
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	190	246,580
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	285	311,413
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	75	78,733

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	$50	$50,498
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	40	36,748
3.70%, 02/10/45 (Call 08/10/44)	250	232,203
6.55%, 09/15/37	25	33,153
Novartis Capital Corp.
4.40%, 05/06/44	125	133,581
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	25	29,879
Wyeth LLC
5.95%, 04/01/37	282	344,382
6.50%, 02/01/34	125	161,603
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	75	73,098

		3,342,821
PIPELINES — 2.36%
APT Pipelines Ltd.
5.00%, 03/23/35 (Call 12/23/34)[c]	60	58,224
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	25	24,769
CenterPoint Energy Resources Corp.
6.63%, 11/01/37	50	62,704
Colonial Pipeline Co.
7.63%, 04/15/32[c]	50	66,662
DCP Midstream LLC
6.75%, 09/15/37[c]	50	50,353
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	23,516
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)[c]	50	44,309
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	76	76,328
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	50	51,748
6.50%, 02/01/42 (Call 08/01/41)	209	226,551
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	35	35,662
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	421	418,016
7.55%, 04/15/38	25	33,140
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	40	36,574
5.00%, 03/01/43 (Call 09/01/42)	20	18,221
5.50%, 03/01/44 (Call 09/01/43)	100	97,353
6.95%, 01/15/38	50	55,585
7.50%, 11/15/40	26	30,234
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	50	45,664
5.30%, 12/01/34 (Call 06/01/34)	350	339,762
7.75%, 01/15/32	50	59,193
7.80%, 08/01/31	50	58,839
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	75	67,984
NGPL PipeCo LLC
7.77%, 12/15/37[c]	25	27,250
ONEOK Inc.
6.00%, 06/15/35	25	24,245
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	25	25,105
6.85%, 10/15/37	125	132,131

Security	Principal (000s)	Value

Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	$150	$142,320
5.15%, 06/01/42 (Call 12/01/41)	25	25,483
Rockies Express Pipeline LLC
6.88%, 04/15/40[c]	25	26,750
7.50%, 07/15/38[c]	25	27,625
Spectra Energy Capital LLC
7.50%, 09/15/38	25	29,258
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	50	46,974
5.95%, 09/25/43 (Call 03/25/43)	25	27,988
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	150	144,263
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	125	150,848
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	195	200,074
6.10%, 06/01/40	40	47,870
7.25%, 08/15/38	25	33,396
7.63%, 01/15/39	75	104,506
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	50	50,721
8.75%, 03/15/32[a]	51	64,959
Williams Partners LP
4.90%, 01/15/45 (Call 10/15/44)	50	45,858
6.30%, 04/15/40	204	219,656

		3,578,671
PRIVATE EQUITY — 0.05%
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[c]	75	80,196

		80,196
REAL ESTATE INVESTMENT TRUSTS — 0.32%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	50	51,406
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	31,699
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	31,195
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	51,078
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	46,276
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[a,c]	25	24,557
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	50	51,941
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)[a]	125	125,671
Weyerhaeuser Co.
7.38%, 03/15/32	50	63,795

		477,618
RETAIL — 2.15%
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	50	51,498
CVS Health Corp.
5.30%, 12/05/43 (Call 06/05/43)	50	56,615
6.25%, 06/01/27	75	93,018

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Darden Restaurants Inc.
7.05%, 10/15/37	$25	$30,626
Home Depot Inc. (The)
4.25%, 04/01/46	25	25,183
4.40%, 03/15/45 (Call 09/15/44)	50	51,269
5.88%, 12/16/36	225	277,076
5.95%, 04/01/41 (Call 10/01/40)	100	125,353
JC Penney Corp. Inc.
6.38%, 10/15/36	50	37,750
7.63%, 03/01/97	25	19,625
Kohl’s Corp.
6.88%, 12/15/37	15	18,502
L Brands Inc.
6.95%, 03/01/33	25	27,313
7.60%, 07/15/37	25	28,813
Lowe’s Companies Inc.
5.50%, 10/15/35	26	30,292
6.50%, 03/15/29	36	46,463
6.65%, 09/15/37	100	132,821
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)[a]	100	100,413
6.38%, 03/15/37	75	92,983
McDonald’s Corp.
3.63%, 05/01/43	125	110,110
6.30%, 10/15/37	90	109,549
New Albertsons Inc.
7.45%, 08/01/29	55	53,350
8.70%, 05/01/30	25	25,625
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	82	90,775
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	50	47,335
Rite Aid Corp.
7.70%, 02/15/27	35	41,125
Target Corp.
4.00%, 07/01/42	175	170,544
6.35%, 11/01/32	55	69,759
Wal-Mart Stores Inc.
4.30%, 04/22/44 (Call 10/22/43)	150	154,047
5.00%, 10/25/40	40	45,255
5.25%, 09/01/35	50	58,482
5.63%, 04/15/41[a]	10	12,240
5.88%, 04/05/27	49	62,694
6.20%, 04/15/38	400	518,419
6.50%, 08/15/37	83	110,860
7.55%, 02/15/30	125	181,958
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	25	24,625
4.80%, 11/18/44 (Call 05/18/44)	100	98,950
Yum! Brands Inc.
6.88%, 11/15/37[a]	25	29,700

		3,261,015
SEMICONDUCTORS — 0.26%
Applied Materials Inc.
5.85%, 06/15/41	25	29,094
Intel Corp.
4.00%, 12/15/32	50	49,580
4.25%, 12/15/42[a]	25	24,730
4.80%, 10/01/41	111	117,566
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[c]	50	49,620

Security	Principal (000s)	Value

QUALCOMM Inc.
4.80%, 05/20/45 (Call 11/20/44)	$100	$99,882
Sensata Technologies BV
5.00%, 10/01/25[c]	25	25,234

		395,706
SOFTWARE — 0.88%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	200	187,820
4.00%, 02/12/55 (Call 08/12/54)	100	92,214
5.20%, 06/01/39	25	28,893
5.30%, 02/08/41	212	247,778
Oracle Corp.
3.90%, 05/15/35 (Call 11/15/34)	50	48,470
4.30%, 07/08/34 (Call 01/08/34)	200	204,446
4.50%, 07/08/44 (Call 01/08/44)	250	257,449
5.38%, 07/15/40	125	142,843
6.50%, 04/15/38	100	127,915

		1,337,828
TELECOMMUNICATIONS — 5.12%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29[a]	100	107,750
Alltel Corp.
7.88%, 07/01/32	26	35,368
America Movil SAB de CV
6.13%, 03/30/40	100	120,622
6.38%, 03/01/35	150	181,925
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	475	429,476
4.50%, 05/15/35 (Call 11/15/34)	65	61,977
4.80%, 06/15/44 (Call 12/15/43)	100	96,397
5.55%, 08/15/41	80	85,318
6.30%, 01/15/38	700	806,023
6.55%, 02/15/39	100	118,610
British Telecommunications PLC
9.63%, 12/15/30	121	190,221
CenturyLink Inc.
7.60%, 09/15/39	50	48,469
7.65%, 03/15/42	75	72,750
Cisco Systems Inc.
5.50%, 01/15/40	99	116,139
5.90%, 02/15/39	90	109,478
Corning Inc.
4.70%, 03/15/37	26	26,652
5.75%, 08/15/40	75	87,569
Deutsche Telekom International Finance BV
4.88%, 03/06/42[c]	150	159,018
8.75%, 06/15/30	154	225,689
Embarq Corp.
8.00%, 06/01/36	75	86,437
Frontier Communications Corp.
7.88%, 01/15/27	25	23,625
9.00%, 08/15/31	50	49,250
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	30	29,759
6.15%, 12/15/40	10	11,733
Juniper Networks Inc.
5.95%, 03/15/41[a]	15	15,886
Koninklijke KPN NV
8.38%, 10/01/30	61	85,327

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Motorola Solutions Inc.
5.50%, 09/01/44	$50	$48,460
Nokia OYJ
6.63%, 05/15/39	25	28,875
Orange SA
5.38%, 01/13/42	56	60,742
5.50%, 02/06/44 (Call 08/06/43)[a]	75	83,340
9.00%, 03/01/31	50	73,678
Pacific Bell Telephone Co.
7.13%, 03/15/26	50	62,106
Qwest Corp.
6.88%, 09/15/33 (Call 06/29/15)	76	76,475
7.13%, 11/15/43 (Call 06/29/15)	50	50,750
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	100	104,222
SES Global Americas Holdings GP
5.30%, 03/25/44[c]	24	25,409
Sprint Capital Corp.
6.88%, 11/15/28	150	135,375
8.75%, 03/15/32	100	102,000
Telecom Italia Capital SA
6.38%, 11/15/33	100	105,250
7.20%, 07/18/36	74	81,770
7.72%, 06/04/38	50	57,500
Telefonica Emisiones SAU
7.05%, 06/20/36	75	96,010
Telefonica Europe BV
8.25%, 09/15/30	107	149,588
U.S. Cellular Corp.
6.70%, 12/15/33	25	24,219
Verizon Communications Inc.
4.86%, 08/21/46	350	344,154
5.01%, 08/21/54	200	192,189
5.05%, 03/15/34 (Call 12/15/33)	649	674,639
5.85%, 09/15/35	45	50,782
6.40%, 09/15/33	50	59,680
6.40%, 02/15/38	575	681,090
6.55%, 09/15/43	350	429,337
7.35%, 04/01/39	150	194,808
7.75%, 12/01/30	50	68,293
Vodafone Group PLC
6.15%, 02/27/37	250	279,380
7.88%, 02/15/30	25	31,379

		7,752,968
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	50	50,394
6.35%, 03/15/40	25	28,268
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	26,116

		104,778
TRANSPORTATION — 1.37%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 (Call 10/01/43)	210	225,214
5.75%, 05/01/40 (Call 11/01/39)	250	299,036
Canadian National Railway Co.
4.50%, 11/07/43 (Call 05/07/43)	100	107,006
6.38%, 11/15/37	41	54,843

Security	Principal (000s)	Value

Canadian Pacific Railway Co.
5.95%, 05/15/37	$76	$92,872
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	50	45,775
4.10%, 03/15/44 (Call 09/15/43)	150	142,748
6.00%, 10/01/36	26	31,769
6.22%, 04/30/40	81	101,635
FedEx Corp.
3.90%, 02/01/35[a]	140	131,945
4.90%, 01/15/34	50	53,039
5.10%, 01/15/44	25	26,821
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43 (Call 11/15/42)	50	49,299
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)[a]	74	78,372
4.84%, 10/01/41	215	228,254
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	150	139,888
4.82%, 02/01/44 (Call 08/01/43)	50	55,652
6.63%, 02/01/29	35	47,457
United Parcel Service Inc.
3.63%, 10/01/42	126	118,636
6.20%, 01/15/38	36	46,338

		2,076,599
WATER — 0.05%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	50	49,464
6.59%, 10/15/37	25	32,257

		81,721

TOTAL CORPORATE BONDS & NOTES
(Cost: $82,775,376)		79,763,529

FOREIGN GOVERNMENT OBLIGATIONS[e] — 8.26%

ARGENTINA — 0.38%
Argentine Republic Government International Bond
2.50%, 12/31/38[a,f]	275	163,625
2.50%, 12/31/38[g]	100	55,000
8.28%, 12/31/33[f]	294	291,589
8.28%, 12/31/33	70	61,374

		571,588
BRAZIL — 0.52%
Brazilian Government International Bond
5.00%, 01/27/45[a]	300	278,550
5.63%, 01/07/41[a]	100	101,850
7.13%, 01/20/37	100	120,250
8.25%, 01/20/34[a]	110	143,275
10.13%, 05/15/27	100	152,000

		795,925
CANADA — 0.09%
Province of British Columbia Canada
6.50%, 01/15/26	25	33,322

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Province of Quebec Canada
7.50%, 09/15/29	$71	$104,998

		138,320
CHILE — 0.09%
Chile Government International Bond
3.63%, 10/30/42[a]	150	141,375

		141,375
COLOMBIA — 0.44%
Colombia Government International Bond
5.63%, 02/26/44 (Call 08/26/43)	200	216,000
6.13%, 01/18/41[a]	168	192,108
7.38%, 09/18/37[a]	200	259,500

		667,608
COSTA RICA — 0.12%
Costa Rica Government International Bond
4.38%, 04/30/25[d]	200	179,500

		179,500
DOMINICAN REPUBLIC — 0.14%
Dominican Republic International Bond
7.45%, 04/30/44[d]	200	221,500

		221,500
EL SALVADOR — 0.07%
El Salvador Government International Bond
7.65%, 06/15/35[d]	100	103,875

		103,875
HUNGARY — 0.05%
Hungary Government International Bond
7.63%, 03/29/41	50	70,250

		70,250
INDONESIA — 0.55%
Indonesia Government International Bond
5.25%, 01/17/42[d]	200	201,500
6.63%, 02/17/37[d]	100	115,750
6.75%, 01/15/44[d]	200	242,500
7.75%, 01/17/38[d]	100	131,000
8.50%, 10/12/35[d]	100	138,875

		829,625
IRAQ — 0.13%
Republic of Iraq
5.80%, 01/15/28 (Call 07/13/15)[d]	250	206,530

		206,530
ITALY — 0.13%
Italy Government International Bond
5.38%, 06/15/33	124	145,626

Security	Principal (000s)	Value

Region of Lombardy Italy
5.80%, 10/25/32	$50	$54,254

		199,880
IVORY COAST — 0.19%
Ivory Coast Government International Bond
5.75%, 12/31/32[d,g]	300	286,500

		286,500
JAMAICA — 0.15%
Jamaica Government International Bond
7.63%, 07/09/25	200	224,000

		224,000
KAZAKHSTAN — 0.12%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	200	179,000

		179,000
LEBANON — 0.12%
Lebanon Government International Bond
6.60%, 11/27/26[d]	75	77,906
6.75%, 11/29/27[d]	100	104,750

		182,656
MEXICO — 0.85%
Mexico Government International Bond
4.75%, 03/08/44	258	258,645
5.55%, 01/21/45[a]	150	168,750
5.75%, 10/12/49	200	209,000
6.05%, 01/11/40	100	119,200
6.75%, 09/27/34	100	131,250
7.50%, 04/08/33	100	141,500
8.30%, 08/15/31	175	265,125

		1,293,470
MOROCCO — 0.14%
Morocco Government International Bond
5.50%, 12/11/42[d]	200	212,838

		212,838
PANAMA — 0.24%
Panama Government International Bond
6.70%, 01/26/36	105	134,138
8.88%, 09/30/27	50	72,500
9.38%, 04/01/29	100	151,500

		358,138
PERU — 0.40%
Peruvian Government International Bond
5.63%, 11/18/50	150	177,000
6.55%, 03/14/37	100	130,000
7.35%, 07/21/25	100	134,350
8.75%, 11/21/33[a]	107	166,385

		607,735

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

PHILIPPINES — 0.57%
Philippine Government International Bond
3.95%, 01/20/40	$200	$209,250
6.38%, 01/15/32	165	222,131
6.38%, 10/23/34	200	277,750
7.75%, 01/14/31	100	149,500

		858,631
QATAR — 0.20%
Qatar Government International Bond
6.40%, 01/20/40[c]	100	133,500
9.75%, 06/15/30[c]	100	168,150

		301,650
ROMANIA — 0.08%
Romanian Government International Bond
6.13%, 01/22/44[d]	100	121,720

		121,720
RUSSIA — 0.77%
Russian Foreign Bond — Eurobond
5.63%, 04/04/42[d]	200	192,832
7.50%, 03/31/30[d,g]	563	658,687
12.75%, 06/24/28[d]	200	316,500

		1,168,019
SOUTH AFRICA — 0.23%
South Africa Government International Bond
5.88%, 09/16/25[a]	200	225,500
6.25%, 03/08/41	100	118,375

		343,875
SOUTH KOREA — 0.15%
Republic of Korea
4.13%, 06/10/44[a]	200	229,545

		229,545
SUPRANATIONAL — 0.25%
Asian Development Bank
5.82%, 06/16/28	51	66,069
European Investment Bank
4.88%, 02/15/36[a]	140	181,336
Inter-American Development Bank
3.88%, 10/28/41	85	96,199
International Bank for Reconstruction & Development
4.75%, 02/15/35	25	31,654

		375,258
TURKEY — 0.67%
Turkey Government International Bond
4.88%, 04/16/43	220	210,514
6.75%, 05/30/40	100	120,375

Security	Principal (000s)	Value

6.88%, 03/17/36	$275	$332,491
7.25%, 03/05/38	125	157,890
8.00%, 02/14/34	150	200,672

		1,021,942
URUGUAY — 0.18%
Uruguay Government International Bond
4.13%, 11/20/45	100	91,250
5.10%, 06/18/50[a]	100	101,350
7.63%, 03/21/36	55	76,450

		269,050
VENEZUELA — 0.24%
Venezuela Government International Bond
7.00%, 03/31/38[d]	75	27,788
9.25%, 09/15/27	175	77,787
9.25%, 05/07/28[d]	100	40,050
9.38%, 01/13/34	50	20,075
11.75%, 10/21/26[a,d]	200	92,000
11.95%, 08/05/31[d]	225	102,825

		360,525

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $12,710,856)		12,520,528

MUNICIPAL DEBT OBLIGATIONS — 5.24%

ARIZONA — 0.05%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	70	81,588

		81,588
CALIFORNIA — 1.73%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	75	102,826
6.91%, 10/01/50	100	140,631
California State Public Works Board RB Lease Abatement BAB Series G-2
8.36%, 10/01/34	30	43,548
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	40	52,503
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	70	99,548
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	50	64,417
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	72,596
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	74,807
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	71,209
Los Angeles Department of Water & Power RB BAB Series A
5.72%, 07/01/39	100	124,289
Los Angeles Unified School District/CA GO BAB
5.76%, 07/01/29	185	223,402

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Metropolitan Water District of Southern California RB BAB Series A
6.95%, 07/01/40 (Call 07/01/20)	$50	$59,413
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	40	49,928
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	55	73,523
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	50	65,939
State of California GO BAB
7.30%, 10/01/39	100	144,220
7.50%, 04/01/34	120	173,357
7.55%, 04/01/39	100	150,971
7.60%, 11/01/40	155	237,462
7.63%, 03/01/40	100	150,780
7.95%, 03/01/36 (Call 03/01/20)	100	121,815
University of California RB Series AD
4.86%, 05/15/12	50	47,778
Series AQ
4.77%, 05/15/15	75	70,945
University of California RB BAB
5.77%, 05/15/43	120	149,966
6.27%, 05/15/31 (Call 05/15/19)	45	50,540

		2,616,413
COLORADO — 0.06%
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	50	68,831
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	20	26,503

		95,334
CONNECTICUT — 0.08%
State of Connecticut GO BAB
5.63%, 12/01/29	100	121,874

		121,874
DISTRICT OF COLUMBIA — 0.11%
District of Columbia RB BAB
5.58%, 12/01/35	75	93,811
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
7.46%, 10/01/46	50	69,065

		162,876
GEORGIA — 0.16%
Municipal Electric Authority of Georgia RB BAB Project J, Series 2010A
6.64%, 04/01/57	55	69,383
Project M, Series 2010A
6.66%, 04/01/57	100	123,699
State of Georgia GO BAB Series H
4.50%, 11/01/25	50	55,375

		248,457

Security	Principal (000s)	Value

ILLINOIS — 0.48%
Chicago O’Hare International Airport RB BAB Series B
6.85%, 01/01/38 (Call 01/01/20)	$25	$27,727
Chicago Transit Authority RB Series A
6.90%, 12/01/40	70	82,977
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	25	29,438
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	35	43,996
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	67,090
State of Illinois GO
5.10%, 06/01/33[a]	450	424,066
5.65%, 12/01/38	50	47,576

		722,870
MARYLAND — 0.04%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	50	64,463

		64,463
MASSACHUSETTS — 0.15%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	100	126,304
Commonwealth of Massachusetts RB BAB Series A
5.73%, 06/01/40	25	31,672
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	10	12,039
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	50	62,776

		232,791
MISSOURI — 0.07%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	10	12,089
University of Missouri RB BAB
5.79%, 11/01/41	70	91,891

		103,980
NEVADA — 0.05%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	50	70,606

		70,606
NEW JERSEY — 0.29%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	100	122,990

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

New Jersey State Turnpike Authority RB BAB Series F
7.41%, 01/01/40	$50	$72,785
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	50	53,841
Series C
5.75%, 12/15/28	100	110,797
6.10%, 12/15/28 (Call 12/15/20)	75	79,938

		440,351
NEW YORK — 0.80%
City of New York NY GO BAB
5.21%, 10/01/31	50	56,425
6.27%, 12/01/37	110	145,237
Metropolitan Transportation Authority RB BAB Series C-1
6.69%, 11/15/40	150	202,345
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	100	117,514
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	100	127,347
6.01%, 06/15/42	50	66,646
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	100	121,864
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	55	66,631
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	250	257,892
6.04%, 12/01/29 (GOI)	40	50,517

		1,212,418
OHIO — 0.16%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41	35	50,749
Series E
6.27%, 02/15/50	50	61,684
Ohio State University (The) RB Series A
4.80%, 06/01/11	100	100,065
Ohio State Water Development Authority RB BAB
4.88%, 12/01/34	25	28,476

		240,974
OREGON — 0.20%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28	100	117,508
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	50	64,129
State of Oregon GO
5.89%, 06/01/27	100	121,700

		303,337
PENNSYLVANIA — 0.04%
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	50	60,588

		60,588

Security	Principal (000s)	Value

SOUTH CAROLINA — 0.04%
South Carolina State Public Service Authority RB Series C
5.78%, 12/01/41	$50	$58,917

		58,917
TENNESSEE — 0.04%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB
6.73%, 07/01/43	40	51,701

		51,701
TEXAS — 0.57%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	50	52,698
City of Houston TX GOL Series A
6.29%, 03/01/32 [a]	50	62,068
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	100	129,614
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	30	38,042
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	47,364
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	75	106,262
Permanent University Fund RB BAB
5.26%, 07/01/39	100	125,458
State of Texas GO BAB
5.52%, 04/01/39	50	64,969
Series A
4.63%, 04/01/33	100	112,477
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	35	40,841
5.18%, 04/01/30	75	88,228

		868,021
VIRGINIA — 0.04%
Virginia Commonwealth Transportation Board RB BAB
5.35%, 05/15/35 (SAP)	50	58,876

		58,876
WASHINGTON — 0.04%
State of Washington GO BAB
5.14%, 08/01/40	50	60,894

		60,894

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2015

Security	Principal (000s)	Value

WISCONSIN — 0.04%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	$45	$54,042

		54,042

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $8,039,113)		7,931,371

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.33%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.03%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,546	2,220,878
6.75%, 03/15/31	100	148,137
Federal National Mortgage Association
6.25%, 05/15/29	350	491,953
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	48,830
7.13%, 05/01/30	110	161,012

		3,070,810
U.S. GOVERNMENT OBLIGATIONS — 30.30%
U.S. Treasury Note/Bond
2.50%, 02/15/45[a]	2,175	2,015,899
2.75%, 08/15/42[a]	1,850	1,807,191
2.75%, 11/15/42[a]	674	657,804
2.88%, 05/15/43	1,130	1,130,576
3.00%, 05/15/42[a]	50	51,357
3.00%, 11/15/44[a]	9,775	10,045,669
3.00%, 05/15/45	200	206,118
3.13%, 11/15/41[a]	1,050	1,107,519
3.13%, 02/15/42[a]	960	1,011,091
3.13%, 02/15/43	300	314,874
3.13%, 08/15/44[a]	2,350	2,473,140
3.63%, 08/15/43	950	1,093,735
3.75%, 08/15/41	74	86,869
4.38%, 11/15/39[a]	6,445	8,247,408
4.38%, 05/15/40	320	410,362
4.38%, 05/15/41	130	167,751
4.50%, 08/15/39	3,080	4,008,836
4.63%, 02/15/40	3,044	4,039,419
4.75%, 02/15/37[a]	27	36,234
5.25%, 11/15/28[a]	560	747,326
5.38%, 02/15/31	450	620,590
5.50%, 08/15/28[a]	1,040	1,415,856
6.63%, 02/15/27[a]	1,400	2,037,574
6.75%, 08/15/26	1,500	2,184,225

		45,917,423

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $49,828,940)		48,988,233

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 25.03%

MONEY MARKET FUNDS — 25.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[h,i,j]	34,497	$34,497,499
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[h,i,j]	1,932	1,931,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[h,i]	1,499	1,499,303

		37,928,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,928,720)		37,928,720

TOTAL INVESTMENTS IN SECURITIES — 123.51%
(Cost: $191,283,005)		187,132,381
Other Assets, Less Liabilities — (23.51)%		(35,619,381)

NET ASSETS — 100.00%		$151,513,000

BAB  —   Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
f	Issuer is in default of interest payments.
[g]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

68

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.23%

MORTGAGE-BACKED SECURITIES — 1.23%
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4
5.61%, 04/10/49[a]	$9,950	$10,588,492
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	12,547	12,644,129
CD Commercial Mortgage Trust Series 2007-CD4, Class A4
5.32%, 12/11/49	18,000	18,790,000
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	10,936,313
COMM Mortgage Trust
Series 2013-CR11, Class A4
4.26%, 10/10/46	7,000	7,782,077
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,579,030
Series 2013-CR8, Class A2
2.37%, 06/10/46	7,500	7,670,317
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	3,059,237
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,536,082
Series 2015-DC1, Class A5
3.35%, 02/10/48	2,750	2,833,358
Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class A3
5.47%, 09/15/39	12,235	12,685,732
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	51,195	54,823,466
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	5,129,267
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	11,022,699
Series 2014-GC20, Class A3
3.68%, 04/10/47	1,000	1,054,361
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	5,700	5,947,309
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	7,000	7,464,278
Series 2014-C25, Class B
4.35%, 11/15/47 (Call 11/11/24)[a]	3,800	4,052,529
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class A3
2.48%, 12/15/47	5,250	5,310,863
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,043,210
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	8,972	9,686,203
Series 2014-C20, Class A5
3.80%, 07/15/47	9,000	9,635,383

Security	Principal (000s)	Value

LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4
4.57%, 01/15/31	$1,895	$1,917,563
ML-CFC Commercial Mortgage Trust Series 2006-4, Class AM
5.20%, 12/12/49	11,408	11,986,005
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4
3.10%, 05/15/46	5,000	5,124,895
Series 2015-C22, Class A4
3.31%, 05/15/46	5,000	5,122,678
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4
5.91%, 06/11/49[a]	11,863	12,775,403
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,113,220
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class A5
3.45%, 02/15/48	8,500	8,829,306
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	15,800	16,122,436
Series 2013-C11, Class A4
3.04%, 03/15/45	11,671	11,948,140

		307,213,981

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $288,714,260)		307,213,981

CORPORATE BONDS & NOTES — 25.03%

ADVERTISING — 0.05%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	1,100	1,124,657
4.00%, 03/15/22	110	113,926
4.20%, 04/15/24[b]	900	937,467
Omnicom Group Inc.
3.63%, 05/01/22	5,075	5,282,629
3.65%, 11/01/24 (Call 08/01/24)[b]	275	275,511
4.45%, 08/15/20	515	560,693
WPP Finance 2010
3.63%, 09/07/22	1,000	1,027,581
3.75%, 09/19/24[b]	2,000	2,047,936
4.75%, 11/21/21	2,200	2,443,370

		13,813,770
AEROSPACE & DEFENSE — 0.32%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,050	2,083,094
4.70%, 10/27/19	2,100	2,350,634
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	95	92,691
2.85%, 10/30/24 (Call 07/30/24)	835	839,967
3.30%, 03/01/35 (Call 09/01/34)[b]	390	368,396
3.50%, 03/01/45 (Call 09/01/44)	2,215	2,038,669
4.88%, 02/15/20	4,550	5,142,175
Exelis Inc.
5.55%, 10/01/21	300	330,617
General Dynamics Corp.
2.25%, 07/15/16	300	305,431

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.25%, 11/15/22 (Call 08/15/22)	$2,015	$1,948,007
3.88%, 07/15/21 (Call 04/15/21)	1,900	2,056,434
L-3 Communications Corp.
3.95%, 11/15/16	1,900	1,962,905
3.95%, 05/28/24 (Call 02/28/24)[b]	1,110	1,097,079
4.75%, 07/15/20	1,100	1,179,115
4.95%, 02/15/21 (Call 11/15/20)	800	860,644
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,566,872
3.35%, 09/15/21	1,970	2,070,932
3.60%, 03/01/35 (Call 09/01/34)[b]	2,440	2,321,141
3.80%, 03/01/45 (Call 09/01/44)	1,225	1,146,609
4.07%, 12/15/42	3,747	3,663,469
4.85%, 09/15/41	100	109,147
Northrop Grumman Corp.
1.75%, 06/01/18	3,087	3,089,403
3.25%, 08/01/23	2,520	2,545,911
3.50%, 03/15/21	2,000	2,078,069
3.85%, 04/15/45 (Call 10/15/44)	1,025	936,819
4.75%, 06/01/43	600	628,913
5.05%, 11/15/40	230	250,989
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[b]	1,300	1,287,089
4.20%, 12/15/44 (Call 06/15/44)	405	410,632
4.70%, 12/15/41	500	542,509
6.40%, 12/15/18	5,009	5,809,849
7.20%, 08/15/27	750	1,020,436
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	411,049
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,808,399
United Technologies Corp.
3.10%, 06/01/22	6,530	6,718,267
4.15%, 05/15/45	5,000	4,935,000
4.50%, 04/15/20[b]	750	832,378
4.50%, 06/01/42	4,670	4,850,806
6.13%, 02/01/19	2,122	2,444,942
6.13%, 07/15/38[b]	4,587	5,791,941

		80,927,429
AGRICULTURE — 0.27%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,500	1,510,208
4.00%, 01/31/24	5,000	5,167,831
4.50%, 05/02/43	3,150	2,988,038
4.75%, 05/05/21	5,575	6,160,037
5.38%, 01/31/44[b]	3,275	3,493,322
9.95%, 11/10/38	50	82,279
10.20%, 02/06/39	50	83,840
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,750	1,942,762
4.54%, 03/26/42	150	160,615
5.77%, 03/01/41[c]	3,500	4,313,950
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,174,082
Lorillard Tobacco Co.
2.30%, 08/21/17[b]	3,224	3,253,405
3.50%, 08/04/16[b]	700	717,655
3.75%, 05/20/23 (Call 02/20/23)[b]	500	498,763
6.88%, 05/01/20[b]	1,600	1,876,207
7.00%, 08/04/41[b]	550	657,848
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	2,900	2,940,892

Security	Principal (000s)	Value

Philip Morris International Inc.
1.25%, 11/09/17	$555	$555,951
2.50%, 05/16/16	1,500	1,528,231
2.50%, 08/22/22	3,000	2,928,718
2.90%, 11/15/21	150	152,076
3.25%, 11/10/24[b]	1,705	1,712,417
3.60%, 11/15/23[b]	555	576,498
4.13%, 05/17/21	2,500	2,707,082
4.13%, 03/04/43[b]	1,050	1,001,109
4.25%, 11/10/44	3,525	3,416,953
4.38%, 11/15/41	2,800	2,781,541
4.50%, 03/20/42[b]	1,500	1,519,271
5.65%, 05/16/18	2,501	2,802,286
6.38%, 05/16/38	2,020	2,552,739
Reynolds American Inc.
3.25%, 11/01/22	2,250	2,208,282
4.75%, 11/01/42	1,065	1,004,639
6.75%, 06/15/17	3,118	3,430,320
7.75%, 06/01/18	218	252,779

		68,152,626
AIRLINES — 0.08%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	325	350,462
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,976	3,177,391
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	49	49,141
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	7,200	7,164,000
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	919	978,924
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25	2,254	2,355,332
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[b]	599	639,551
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	2,828	3,039,901
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	950	968,970
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[b]	1,500	1,545,000
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	1,000	1,017,500

		21,286,172
APPAREL — 0.01%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[b]	3,350	3,267,478
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)[b]	400	427,102

		3,694,580

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 0.21%
American Honda Finance Corp.
1.20%, 07/14/17	$2,500	$2,502,686
1.55%, 12/11/17	1,125	1,133,135
2.13%, 10/10/18	1,030	1,045,801
2.15%, 03/13/20	2,000	2,004,945
2.25%, 08/15/19	2,000	2,024,483
Daimler Finance North America LLC
8.50%, 01/18/31	2,025	3,070,938
Ford Motor Co.
4.75%, 01/15/43[b]	3,520	3,564,713
6.38%, 02/01/29[b]	1,250	1,516,425
6.63%, 10/01/28	500	617,225
7.45%, 07/16/31	900	1,180,292
Ford Motor Credit Co. LLC
3.22%, 01/09/22	2,500	2,515,306
PACCAR Financial Corp.
1.10%, 06/06/17[b]	1,500	1,502,135
1.40%, 05/18/18	1,000	1,000,772
1.45%, 03/09/18	2,225	2,229,615
Toyota Motor Credit Corp.
1.25%, 10/05/17	500	501,401
1.38%, 01/10/18	1,500	1,503,897
1.45%, 01/12/18[b]	3,925	3,942,763
1.75%, 05/22/17	500	507,331
2.00%, 09/15/16	3,050	3,101,627
2.00%, 10/24/18[b]	220	223,092
2.10%, 01/17/19	800	810,214
2.13%, 07/18/19	2,000	2,020,553
2.15%, 03/12/20	2,690	2,703,975
2.63%, 01/10/23	2,000	1,994,344
3.30%, 01/12/22	3,765	3,943,726
3.40%, 09/15/21	1,220	1,291,882
4.25%, 01/11/21	2,500	2,753,110

		51,206,386
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[b]	725	706,987
4.63%, 09/15/20	2,500	2,759,605
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	2,175	2,290,691
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,045,160
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,047,417
4.25%, 03/01/21[b]	1,900	2,048,968
4.95%, 07/02/64 (Call 01/02/64)	1,000	987,707
5.00%, 03/30/20	1,375	1,532,769
5.70%, 03/01/41	600	677,611
6.00%, 01/15/36	125	148,751
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	50	50,109

		14,295,775
BANKS — 5.65%
Abbey National Treasury Services PLC/London

Security	Principal (000s)	Value

2.38%, 03/16/20[b]	$3,000	$3,014,842
4.00%, 04/27/16	4,050	4,168,098
4.00%, 03/13/24[b]	3,100	3,269,961
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	600	618,104
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17[b]	3,000	3,008,178
1.50%, 01/16/18	4,000	4,013,008
2.25%, 06/13/19	1,500	1,511,835
Banco do Brasil SA/Cayman
3.88%, 10/10/22	2,350	2,200,187
Bank of America Corp.
1.70%, 08/25/17[b]	27,955	28,059,707
2.00%, 01/11/18	1,500	1,510,543
2.60%, 01/15/19	525	533,825
3.30%, 01/11/23	7,730	7,742,180
4.00%, 04/01/24	1,678	1,746,904
4.00%, 01/22/25[b]	1,500	1,494,464
4.10%, 07/24/23	100	105,115
4.13%, 01/22/24	6,449	6,778,517
4.20%, 08/26/24	3,840	3,914,660
4.25%, 10/22/26	3,255	3,264,780
4.88%, 04/01/44	1,825	1,951,005
5.00%, 01/21/44[b]	1,840	1,997,377
5.63%, 07/01/20	7,530	8,602,086
5.70%, 01/24/22	3,530	4,082,841
5.75%, 12/01/17	16,780	18,380,935
5.88%, 02/07/42	2,600	3,121,094
6.50%, 08/01/16	5,350	5,669,126
6.88%, 04/25/18	13,728	15,615,252
6.88%, 11/15/18	500	577,846
7.75%, 05/14/38	800	1,095,966
Series 1
3.75%, 07/12/16	13,350	13,743,728
Series L
3.95%, 04/21/25[b]	1,855	1,833,081
Bank of America N.A.
6.00%, 10/15/36	9,601	11,763,969
Bank of Montreal
1.30%, 07/15/16	4,250	4,277,093
1.30%, 07/14/17 (Call 06/14/17)	2,000	2,006,083
2.38%, 01/25/19 (Call 12/25/18)	3,200	3,261,594
2.50%, 01/11/17	2,800	2,867,923
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	1,925	1,958,339
2.10%, 01/15/19 (Call 12/15/18)	2,200	2,221,384
2.20%, 03/04/19 (Call 02/02/19)[b]	1,350	1,363,558
2.20%, 05/15/19 (Call 04/15/19)	2,200	2,220,825
2.30%, 07/28/16	1,250	1,271,155
2.30%, 09/11/19 (Call 08/11/19)	2,205	2,230,130
2.40%, 01/17/17 (Call 12/18/16)[b]	2,000	2,034,253
3.00%, 02/24/25 (Call 01/24/25)	830	825,391
3.40%, 05/15/24 (Call 04/15/24)	1,450	1,495,338
3.55%, 09/23/21 (Call 08/23/21)	1,670	1,764,092
4.60%, 01/15/20	2,395	2,655,700
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,500	1,502,295
Bank of Nova Scotia (The)
1.10%, 12/13/16[b]	2,000	2,003,690
1.30%, 07/21/17	4,500	4,511,507
1.38%, 07/15/16	7,750	7,801,542
1.38%, 12/18/17 (Call 11/18/17)	2,750	2,755,094
2.05%, 10/30/18	500	506,222

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.05%, 06/05/19[b]	$1,515	$1,519,936
2.55%, 01/12/17	2,400	2,460,236
2.90%, 03/29/16	1,650	1,682,658
4.38%, 01/13/21	1,000	1,101,237
Barclays Bank PLC
2.50%, 02/20/19[b]	9,705	9,879,667
5.13%, 01/08/20[b]	6,435	7,265,009
5.14%, 10/14/20	2,500	2,764,052
Barclays PLC
2.75%, 11/08/19	2,870	2,904,133
3.65%, 03/16/25	720	705,659
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	1,450	1,473,982
2.45%, 01/15/20 (Call 12/15/19)	1,500	1,515,119
3.95%, 03/22/22 (Call 02/22/22)	1,250	1,314,331
5.20%, 12/23/15	3,011	3,082,463
5.25%, 11/01/19	1,200	1,339,012
6.85%, 04/30/19	1,824	2,142,973
BNP Paribas SA
1.38%, 03/17/17[b]	2,250	2,249,852
2.38%, 05/21/20	1,530	1,532,129
2.45%, 03/17/19[b]	3,000	3,047,386
2.70%, 08/20/18[b]	3,000	3,077,093
3.25%, 03/03/23	2,000	2,016,887
3.60%, 02/23/16[b]	5,000	5,101,900
4.25%, 10/15/24	1,500	1,528,294
5.00%, 01/15/21	3,540	3,988,512
BPCE SA
2.25%, 01/27/20[b]	5,000	5,023,055
2.50%, 12/10/18[b]	2,000	2,042,560
2.50%, 07/15/19	3,500	3,559,812
4.00%, 04/15/24[b]	750	779,754
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	2,750	2,746,077
1.05%, 12/01/16 (Call 11/01/16)	2,500	2,497,093
1.35%, 10/01/17 (Call 09/01/17)	2,000	2,000,951
3.80%, 10/30/26 (Call 09/30/26)	1,000	1,031,061
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	520	504,518
3.75%, 04/24/24 (Call 03/24/24)	1,020	1,039,490
4.75%, 07/15/21	1,650	1,821,505
6.15%, 09/01/16	8,142	8,626,863
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	2,704	2,705,574
2.95%, 07/23/21 (Call 06/23/21)	3,250	3,252,631
Citigroup Inc.
1.55%, 08/14/17	5,000	4,991,513
1.75%, 05/01/18[b]	3,650	3,647,578
1.80%, 02/05/18	4,780	4,777,062
2.40%, 02/18/20	1,780	1,777,201
2.50%, 07/29/19[b]	3,350	3,381,028
2.55%, 04/08/19	3,500	3,549,490
3.75%, 06/16/24	3,000	3,089,104
3.88%, 10/25/23	2,050	2,136,409
3.88%, 03/26/25	1,000	989,399
3.95%, 06/15/16	3,750	3,863,028
4.00%, 08/05/24	450	457,036
4.05%, 07/30/22[b]	500	517,398
4.30%, 11/20/26	1,000	1,010,279
4.45%, 01/10/17	6,500	6,818,544
4.50%, 01/14/22	1,000	1,090,919
4.95%, 11/07/43[b]	3,100	3,403,119
5.30%, 05/06/44	4,000	4,273,421

Security	Principal (000s)	Value

5.38%, 08/09/20	$2,100	$2,381,617
5.50%, 02/15/17	7,100	7,554,140
5.88%, 01/30/42	750	910,837
6.00%, 08/15/17	250	273,461
6.00%, 10/31/33	3,520	4,001,045
6.13%, 11/21/17	16,750	18,516,065
6.13%, 08/25/36	1,000	1,179,963
6.68%, 09/13/43	500	628,927
6.88%, 03/05/38	500	662,195
8.13%, 07/15/39	6,864	10,344,014
8.50%, 05/22/19[b]	1,250	1,540,364
Comerica Bank
2.50%, 06/02/20	1,000	1,002,569
5.75%, 11/21/16	350	373,550
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	270	269,599
3.80%, 07/22/26	1,500	1,493,727
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	5,750	5,837,167
2.25%, 03/13/19	1,000	1,010,325
2.30%, 09/06/19	2,000	2,014,971
2.30%, 03/12/20[b]	2,000	2,007,630
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)[b]	5,095	5,122,396
3.88%, 04/10/25 (Call 03/10/25)[b]	1,000	975,831
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	1,500	1,514,845
3.38%, 01/19/17	5,325	5,518,019
3.88%, 02/08/22	2,100	2,238,553
4.50%, 01/11/21	3,250	3,594,511
4.63%, 12/01/23	750	798,732
5.25%, 05/24/41	3,200	3,701,871
5.75%, 12/01/43	3,550	4,183,717
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
3.38%, 05/21/25	1,500	1,517,627
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[d]	2,320	2,290,602
4.88%, 05/15/45[d]	1,500	1,535,278
Credit Suisse/New York NY
1.38%, 05/26/17	2,500	2,499,832
1.70%, 04/27/18	880	878,178
1.75%, 01/29/18	6,000	6,019,681
2.30%, 05/28/19	1,735	1,747,216
3.00%, 10/29/21	3,610	3,659,451
3.63%, 09/09/24	2,000	2,036,079
5.40%, 01/14/20	2,465	2,756,114
6.00%, 02/15/18	5,450	6,010,046
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)[a,b]	500	484,866
4.50%, 04/01/25	3,985	3,905,350
Deutsche Bank AG/London
1.40%, 02/13/17	1,500	1,501,791
1.88%, 02/13/18[b]	2,145	2,147,889
2.50%, 02/13/19[b]	1,515	1,537,247
3.70%, 05/30/24[b]	4,145	4,200,158
6.00%, 09/01/17	5,257	5,750,299
Discover Bank/Greenwood DE
2.00%, 02/21/18	2,000	1,997,695
4.20%, 08/08/23	3,000	3,095,104
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	1,725	1,733,141
3.50%, 03/15/22 (Call 02/15/22)	1,500	1,547,428
3.63%, 01/25/16	3,250	3,307,525

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

8.25%, 03/01/38	$1,020	$1,482,232
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	1,650	1,650,677
2.88%, 10/01/21 (Call 09/01/21)	3,125	3,153,514
First Horizon National Corp.
5.38%, 12/15/15	250	255,346
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,500	1,511,475
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26[b]	1,000	1,015,797
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	7,525	7,651,043
2.55%, 10/23/19	7,670	7,728,764
2.60%, 04/23/20 (Call 03/23/20)	5,000	5,014,591
2.63%, 01/31/19	5,925	6,035,084
2.90%, 07/19/18[b]	290	298,123
3.50%, 01/23/25 (Call 10/23/24)	750	744,146
3.63%, 01/22/23	6,170	6,285,003
3.75%, 05/22/25 (Call 02/22/25)	2,480	2,509,110
3.85%, 07/08/24 (Call 04/08/24)	6,625	6,776,852
4.00%, 03/03/24	3,855	3,985,548
4.80%, 07/08/44 (Call 01/08/44)	1,500	1,567,628
5.38%, 03/15/20	3,025	3,395,473
5.63%, 01/15/17[b]	5,250	5,580,105
5.75%, 01/24/22	3,040	3,521,216
5.95%, 01/18/18	250	276,375
5.95%, 01/15/27	4,050	4,657,569
6.00%, 06/15/20	5,365	6,189,668
6.13%, 02/15/33	2,525	3,103,513
6.15%, 04/01/18	4,490	5,013,382
6.25%, 02/01/41	3,785	4,708,330
6.45%, 05/01/36	1,250	1,480,254
6.75%, 10/01/37	8,083	9,913,214
7.50%, 02/15/19	275	325,555
HSBC Bank USA N.A.
4.88%, 08/24/20	4,000	4,470,192
7.00%, 01/15/39	750	1,018,641
HSBC Bank USA N.A./New York NY
5.88%, 11/01/34	500	607,609
HSBC Holdings PLC
4.00%, 03/30/22	7,624	8,151,712
4.25%, 03/14/24	500	520,212
5.10%, 04/05/21[b]	4,074	4,619,226
5.25%, 03/14/44	500	548,366
6.10%, 01/14/42	3,200	4,097,255
6.50%, 05/02/36	1,000	1,250,770
6.50%, 09/15/37	5,000	6,301,191
6.80%, 06/01/38	2,000	2,614,542
7.63%, 05/17/32	250	328,978
HSBC USA Inc.
1.63%, 01/16/18	1,600	1,600,061
2.25%, 06/23/19	500	502,608
2.35%, 03/05/20	825	825,167
2.38%, 11/13/19[b]	1,500	1,513,280
3.50%, 06/23/24	8,500	8,755,760
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	2,500	2,495,106
2.20%, 04/01/19 (Call 03/01/19)	2,500	2,494,022
2.40%, 04/01/20 (Call 03/01/20)[b]	500	497,830
Intesa Sanpaolo SpA
2.38%, 01/13/17[b]	1,200	1,210,390
3.88%, 01/16/18	950	989,778
3.88%, 01/15/19[b]	4,250	4,441,301

Security	Principal (000s)	Value

JPMorgan Chase & Co.
1.35%, 02/15/17	$4,250	$4,264,410
1.63%, 05/15/18	850	847,601
1.80%, 01/25/18[b]	1,700	1,705,549
2.00%, 08/15/17	6,650	6,743,796
2.20%, 10/22/19	3,990	3,987,450
2.25%, 01/23/20 (Call 12/23/19)	5,000	4,974,758
2.35%, 01/28/19	2,250	2,280,398
3.13%, 01/23/25 (Call 10/23/24)	2,500	2,444,590
3.15%, 07/05/16	3,550	3,633,698
3.20%, 01/25/23[b]	1,240	1,243,642
3.25%, 09/23/22	3,186	3,226,111
3.63%, 05/13/24	5,000	5,118,698
3.88%, 02/01/24	5,100	5,313,005
3.88%, 09/10/24	4,900	4,918,340
4.13%, 12/15/26[b]	1,000	1,009,041
4.25%, 10/15/20	6,020	6,516,420
4.35%, 08/15/21	6,620	7,186,746
4.50%, 01/24/22	11,510	12,574,919
4.63%, 05/10/21[b]	1,029	1,134,965
4.85%, 02/01/44[b]	5,400	5,842,055
4.95%, 06/01/45	2,650	2,696,975
5.40%, 01/06/42	1,250	1,441,016
5.50%, 10/15/40[b]	2,300	2,665,919
5.60%, 07/15/41	2,020	2,387,961
5.63%, 08/16/43	765	859,701
6.00%, 01/15/18[b]	500	555,264
6.13%, 06/27/17	1,500	1,635,258
6.30%, 04/23/19	16,535	19,041,440
6.40%, 05/15/38[b]	120	153,488
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	4,450	4,898,904
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)[b]	7,950	8,036,254
5.10%, 03/24/21	1,500	1,686,848
KfW
0.00%, 04/18/36	3,000	1,598,305
0.88%, 09/05/17	15,500	15,523,929
0.88%, 12/15/17	5,000	4,996,161
1.25%, 10/05/16	10,000	10,100,592
1.25%, 02/15/17	9,100	9,193,944
1.88%, 04/01/19	4,900	5,002,868
2.00%, 10/04/22[b]	2,750	2,756,830
2.00%, 05/02/25	5,000	4,898,444
2.13%, 01/17/23	12,100	12,177,839
2.50%, 11/20/24	5,250	5,379,636
2.63%, 01/25/22[b]	6,900	7,217,027
2.75%, 09/08/20	11,350	11,978,329
4.88%, 01/17/17	29,700	31,739,781
4.88%, 06/17/19	6,020	6,848,642
Series G
4.38%, 03/15/18	5,215	5,698,275
Korea Development Bank (The)
1.50%, 01/22/18	7,800	7,768,358
2.50%, 03/11/20	3,000	3,037,941
3.25%, 03/09/16[b]	3,500	3,557,904
3.50%, 08/22/17	3,300	3,437,394
3.75%, 01/22/24[b]	900	964,050
4.63%, 11/16/21	1,500	1,678,632
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	11,350	11,366,394
1.00%, 04/04/18	200	199,828
1.38%, 10/23/19	200	199,258

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.00%, 01/13/25[b]	$2,000	$1,965,606
5.00%, 11/08/16	5,982	6,354,098
5.13%, 02/01/17	3,000	3,221,247
Lloyds Bank PLC
2.30%, 11/27/18	2,200	2,224,118
2.40%, 03/17/20[b]	2,200	2,211,381
3.50%, 05/14/25	4,000	4,048,313
4.20%, 03/28/17	2,800	2,947,059
Lloyds Banking Group PLC
4.50%, 11/04/24	205	209,642
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,250	3,234,802
2.25%, 07/25/19 (Call 06/25/19)	2,500	2,513,062
2.90%, 02/06/25 (Call 01/06/25)	1,000	971,641
Morgan Stanley
2.13%, 04/25/18	100	100,904
2.38%, 07/23/19[b]	2,020	2,028,706
2.50%, 01/24/19	20,660	20,973,828
3.70%, 10/23/24	900	916,009
3.75%, 02/25/23	3,235	3,345,576
3.80%, 04/29/16	4,750	4,878,972
3.95%, 04/23/27	1,700	1,657,968
4.30%, 01/27/45	1,075	1,045,534
4.35%, 09/08/26[b]	2,750	2,792,487
4.75%, 03/22/17	3,150	3,336,065
4.88%, 11/01/22	2,376	2,564,185
5.45%, 01/09/17	4,600	4,896,326
5.50%, 01/26/20	100	112,932
5.50%, 07/24/20	3,350	3,803,837
5.50%, 07/28/21[b]	785	900,982
5.63%, 09/23/19	7,600	8,586,172
5.75%, 01/25/21	3,050	3,523,063
6.25%, 08/09/26	551	676,121
6.38%, 07/24/42	3,184	4,062,315
6.63%, 04/01/18	5,484	6,199,627
7.25%, 04/01/32	500	674,110
7.30%, 05/13/19	4,365	5,167,261
Series F
3.88%, 04/29/24	18,200	18,751,818
5.55%, 04/27/17	750	807,158
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	6,750	6,919,275
National Australia Bank Ltd./New York
2.30%, 07/25/18	3,000	3,057,429
2.75%, 03/09/17[b]	1,000	1,030,149
3.00%, 01/20/23[b]	1,600	1,605,825
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,659,167
3.38%, 08/23/21	2,324	2,459,113
3.45%, 11/04/20	200	212,557
3.95%, 10/30/25	2,100	2,210,693
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	5,300	5,300,667
2.00%, 06/03/16	50	50,763
2.38%, 10/01/21[b]	3,000	3,080,329
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[e]	3,025	3,022,348
1.15%, 11/01/16 (Call 10/02/16)[e]	300	300,881
2.70%, 11/01/22 (Call 10/01/22)[e]	2,500	2,451,063
3.80%, 07/25/23 (Call 06/25/23)[e]	5,750	5,974,356
4.20%, 11/01/25 (Call 10/02/25)[e]	500	536,141
6.00%, 12/07/17[e]	500	554,992

Security	Principal (000s)	Value

PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[e]	$5,500	$5,680,123
PNC Funding Corp.
4.38%, 08/11/20 [b,e]	2,750	3,025,664
5.25%, 11/15/15[e]	4,860	4,956,437
6.70%, 06/10/19[e]	998	1,169,443
Royal Bank of Canada
1.20%, 01/23/17	200	200,721
1.45%, 09/09/16	4,625	4,664,230
1.50%, 01/16/18[b]	2,500	2,508,130
2.15%, 03/06/20[b]	5,000	5,030,423
2.30%, 07/20/16[b]	2,250	2,289,926
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,600	1,599,887
6.40%, 10/21/19	3,450	3,934,186
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	2,625	2,693,069
5.63%, 08/24/20	2,700	3,094,755
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	550	551,037
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	600	595,504
Societe Generale SA
2.75%, 10/12/17	500	512,948
State Street Corp.
2.88%, 03/07/16	1,300	1,322,695
3.10%, 05/15/23[b]	250	250,066
3.30%, 12/16/24	2,495	2,542,939
3.70%, 11/20/23	1,500	1,581,903
4.38%, 03/07/21	1,100	1,215,370
4.96%, 03/15/18	800	858,776
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	2,500	2,492,722
1.75%, 01/16/18	2,000	2,006,988
2.25%, 07/11/19[b]	1,000	1,004,096
2.45%, 01/16/20	6,000	6,077,417
2.50%, 07/19/18	3,000	3,062,446
3.95%, 01/10/24	3,000	3,187,541
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	2,250	2,252,573
7.25%, 03/15/18	1,000	1,132,251
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,100	1,113,305
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,085,748
6.00%, 09/11/17	2,298	2,521,670
SVB Financial Group
3.50%, 01/29/25	1,000	976,203
Svenska Handelsbanken AB
2.50%, 01/25/19[b]	2,750	2,811,297
2.88%, 04/04/17	2,750	2,834,728
Toronto-Dominion Bank (The)
1.40%, 04/30/18	1,215	1,212,466
1.63%, 03/13/18	4,000	4,021,917
2.13%, 07/02/19	2,500	2,522,478
2.25%, 11/05/19	3,200	3,231,666
2.38%, 10/19/16	2,000	2,043,843
2.50%, 07/14/16[b]	1,600	1,631,538
2.63%, 09/10/18	2,000	2,066,863
U.S. Bancorp/MN
2.95%, 07/15/22 (Call 06/15/22)	1,270	1,276,739
3.00%, 03/15/22 (Call 02/15/22)[b]	1,500	1,523,161
3.70%, 01/30/24 (Call 12/29/23)[b]	2,250	2,374,220
4.13%, 05/24/21 (Call 04/23/21)	1,825	1,995,510

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Series F
2.20%, 11/15/16 (Call 10/14/16)	$4,800	$4,886,172
3.60%, 09/11/24 (Call 08/11/24)	1,650	1,689,461
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	2,075	2,076,394
2.13%, 10/28/19 (Call 09/28/19)	3,935	3,969,121
2.80%, 01/27/25 (Call 12/27/24)	1,350	1,327,916
UBS AG/Stamford CT
1.38%, 06/01/17	825	825,269
1.38%, 08/14/17	250	249,980
1.80%, 03/26/18	1,215	1,215,878
2.35%, 03/26/20	890	889,377
2.38%, 08/14/19	9,750	9,812,080
5.75%, 04/25/18	850	945,121
5.88%, 12/20/17[b]	8,134	8,972,655
Wachovia Corp.
5.50%, 08/01/35	3,615	4,081,669
5.75%, 06/15/17[b]	1,730	1,887,022
5.75%, 02/01/18	9,280	10,300,987
Wells Fargo & Co.
1.25%, 07/20/16	12,900	12,975,961
1.40%, 09/08/17	1,000	1,001,590
1.50%, 01/16/18[b]	3,300	3,310,731
2.15%, 01/15/19	4,700	4,751,594
3.00%, 01/22/21	2,595	2,667,642
3.00%, 02/19/25	1,290	1,263,687
3.30%, 09/09/24[b]	2,000	2,016,498
3.50%, 03/08/22[b]	3,529	3,692,231
3.90%, 05/01/45	2,200	2,081,876
4.10%, 06/03/26[b]	5,350	5,504,863
4.13%, 08/15/23	3,470	3,667,506
4.60%, 04/01/21	5,320	5,918,132
4.65%, 11/04/44	2,915	2,920,779
5.38%, 11/02/43	930	1,026,705
5.61%, 01/15/44	9,653	10,975,485
5.63%, 12/11/17	6,325	6,981,657
Series M
3.45%, 02/13/23[b]	1,530	1,551,054
Series N
2.15%, 01/30/20	1,225	1,223,628
Wells Fargo Capital X
5.95%, 12/01/86[b]	2,250	2,306,250
Westpac Banking Corp.
1.50%, 12/01/17	4,000	4,016,823
1.55%, 05/25/18	1,000	998,744
1.60%, 01/12/18[b]	1,500	1,502,931
2.25%, 07/30/18[b]	600	610,614
2.25%, 01/17/19[b]	3,340	3,378,986
2.30%, 05/26/20	1,500	1,504,566
3.00%, 12/09/15	4,850	4,916,629

		1,408,619,372
BEVERAGES — 0.50%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	220,910
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	4,250	4,265,080
2.15%, 02/01/19	865	874,299
2.63%, 01/17/23	1,000	976,849
3.70%, 02/01/24[b]	1,015	1,056,543
4.63%, 02/01/44[b]	4,550	4,755,630
Anheuser-Busch InBev Worldwide Inc.

Security	Principal (000s)	Value

1.38%, 07/15/17	$2,000	$2,010,306
2.50%, 07/15/22	5,145	5,027,598
2.88%, 02/15/16	2,000	2,032,282
3.75%, 07/15/42	2,000	1,834,593
4.38%, 02/15/21[b]	3,475	3,806,731
5.00%, 04/15/20	100	112,546
5.38%, 01/15/20	3,295	3,754,628
7.75%, 01/15/19	7,085	8,497,238
8.00%, 11/15/39	2,000	3,004,897
8.20%, 01/15/39	865	1,316,156
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	247,599
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,669,662
Coca-Cola Co. (The)
1.50%, 11/15/15[b]	3,200	3,216,736
1.65%, 03/14/18	500	505,962
1.80%, 09/01/16	400	405,824
2.45%, 11/01/20	1,000	1,023,237
3.15%, 11/15/20[b]	5,650	5,970,675
3.20%, 11/01/23	4,500	4,645,652
3.30%, 09/01/21	2,350	2,486,713
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	1,000	1,033,182
4.50%, 09/01/21 (Call 06/01/21)[b]	1,784	1,969,599
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	3,350	3,416,709
5.25%, 11/26/43	1,000	1,118,468
Diageo Capital PLC
1.50%, 05/11/17	5,144	5,185,608
2.63%, 04/29/23 (Call 01/29/23)[b]	2,520	2,473,725
3.88%, 04/29/43 (Call 10/29/42)[b]	1,050	1,002,940
5.75%, 10/23/17	950	1,048,897
Diageo Finance BV
5.30%, 10/28/15	2,357	2,403,664
Diageo Investment Corp.
4.25%, 05/11/42[b]	1,000	1,008,422
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,012,760
3.20%, 11/15/21 (Call 08/15/21)[b]	1,600	1,630,289
6.82%, 05/01/18[b]	250	285,474
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	2,350	2,393,960
5.00%, 05/01/42[b]	700	699,212
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29[b]	4,281	5,907,160
PepsiCo Inc.
1.25%, 08/13/17	3,800	3,809,996
2.25%, 01/07/19 (Call 12/07/18)	3,750	3,824,612
2.50%, 05/10/16	1,700	1,731,439
2.75%, 03/05/22	2,250	2,278,282
2.75%, 03/01/23	2,000	2,000,495
2.75%, 04/30/25 (Call 01/30/25)	3,000	2,924,437
3.00%, 08/25/21	2,225	2,302,453
3.60%, 03/01/24 (Call 12/01/23)[b]	3,250	3,408,749
4.00%, 03/05/42[b]	1,000	969,962
4.25%, 10/22/44 (Call 04/22/44)	330	331,776
4.88%, 11/01/40	600	656,202
7.90%, 11/01/18	3,230	3,885,564

		124,432,382

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.28%
Amgen Inc.
1.25%, 05/22/17	$950	$949,475
2.13%, 05/15/17	4,000	4,065,963
2.20%, 05/22/19 (Call 04/22/19)	2,025	2,035,929
2.30%, 06/15/16	2,550	2,586,073
2.50%, 11/15/16	2,000	2,041,823
3.45%, 10/01/20[b]	250	260,956
3.63%, 05/15/22 (Call 02/15/22)	4,000	4,151,864
3.63%, 05/22/24 (Call 02/22/24)	3,500	3,581,405
4.10%, 06/15/21 (Call 03/15/21)	1,000	1,074,300
4.40%, 05/01/45 (Call 11/01/44)	1,455	1,403,933
5.15%, 11/15/41 (Call 05/15/41)	5,675	6,040,147
5.38%, 05/15/43 (Call 11/15/42)	750	829,171
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,447,234
5.70%, 02/01/19	5,580	6,303,067
5.85%, 06/01/17	1,000	1,089,158
6.15%, 06/01/18	500	564,444
6.38%, 06/01/37	15	18,264
6.90%, 06/01/38	1,000	1,287,669
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,716,950
Celgene Corp.
2.25%, 05/15/19	500	501,598
3.25%, 08/15/22[b]	2,000	2,019,683
3.63%, 05/15/24 (Call 02/15/24)[b]	1,000	1,020,929
3.95%, 10/15/20	1,200	1,284,746
4.00%, 08/15/23	2,750	2,898,194
4.63%, 05/15/44 (Call 11/15/43)	1,620	1,627,030
5.25%, 08/15/43	100	109,913
Gilead Sciences Inc.
2.05%, 04/01/19[b]	1,000	1,010,505
2.35%, 02/01/20	350	355,186
3.05%, 12/01/16	200	206,397
3.50%, 02/01/25 (Call 11/01/24)	965	987,065
3.70%, 04/01/24 (Call 01/01/24)	1,020	1,060,646
4.50%, 04/01/21 (Call 01/01/21)[b]	1,500	1,668,235
4.50%, 02/01/45 (Call 08/01/44)	4,000	4,086,537
4.80%, 04/01/44 (Call 10/01/43)	2,540	2,708,889
5.65%, 12/01/41 (Call 06/01/41)	2,615	3,065,411

		69,058,789
BUILDING MATERIALS — 0.01%
CRH America Inc.
5.75%, 01/15/21	750	859,495
8.13%, 07/15/18	500	591,840
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	261,423
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)[b]	1,530	1,580,882

		3,293,640
CHEMICALS — 0.56%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,150	3,120,147
3.38%, 03/15/25 (Call 12/15/24)	565	552,457
4.13%, 03/15/35 (Call 09/15/34)	600	561,899
5.25%, 01/15/45 (Call 07/15/44)	1,500	1,598,425
Air Products & Chemicals Inc.
2.00%, 08/02/16	1,500	1,521,284

Security	Principal (000s)	Value

3.00%, 11/03/21[b]	$1,050	$1,073,736
3.35%, 07/31/24 (Call 04/30/24)	1,000	1,020,425
4.38%, 08/21/19	500	546,032
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	500	497,981
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,565,929
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,513,709
3.65%, 07/15/24 (Call 04/15/24)	135	136,986
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	500	503,821
4.15%, 12/01/24 (Call 09/01/24)	1,750	1,791,128
4.50%, 12/15/20 (Call 09/15/20)	800	851,652
CF Industries Inc.
4.95%, 06/01/43	800	780,192
5.15%, 03/15/34	3,525	3,646,495
5.38%, 03/15/44	1,250	1,288,558
6.88%, 05/01/18	1,000	1,134,284
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,050	2,036,584
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,979,385
3.50%, 10/01/24 (Call 07/01/24)	1,000	992,404
4.13%, 11/15/21 (Call 08/15/21)[b]	1,250	1,331,654
4.25%, 11/15/20 (Call 08/15/20)	2,860	3,081,904
4.25%, 10/01/34 (Call 04/01/34)[b]	5,950	5,708,915
4.38%, 11/15/42 (Call 05/15/42)	2,000	1,860,252
5.25%, 11/15/41 (Call 05/15/41)	450	471,801
7.38%, 11/01/29	50	65,588
8.55%, 05/15/19[b]	4,235	5,227,499
9.40%, 05/15/39	465	716,114
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,500	1,520,180
3.00%, 12/15/15	1,000	1,011,864
3.60%, 08/15/22 (Call 05/15/22)	3,500	3,585,324
3.80%, 03/15/25 (Call 12/15/24)	850	865,948
4.65%, 10/15/44 (Call 04/15/44)	720	706,679
5.50%, 11/15/19	1,500	1,697,728
Ecolab Inc.
2.25%, 01/12/20[b]	1,065	1,065,216
3.00%, 12/08/16	2,100	2,160,007
4.35%, 12/08/21[b]	450	490,875
5.50%, 12/08/41	1,650	1,890,738
EI du Pont de Nemours & Co.
2.80%, 02/15/23[b]	2,765	2,735,383
4.15%, 02/15/43[b]	2,000	1,981,227
4.25%, 04/01/21	50	54,394
5.25%, 12/15/16	3,968	4,223,085
6.00%, 07/15/18	3,870	4,377,225
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	463,476
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,767,994
LYB International Finance BV
4.00%, 07/15/23	3,625	3,787,007
4.88%, 03/15/44 (Call 09/15/43)	825	836,082
5.25%, 07/15/43	50	53,070
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	2,700	2,496,405
5.00%, 04/15/19 (Call 01/15/19)	500	549,129
5.75%, 04/15/24 (Call 01/15/24)	2,000	2,315,331
6.00%, 11/15/21 (Call 08/17/21)	750	875,963
Monsanto Co.
2.13%, 07/15/19	6,080	6,046,587
3.38%, 07/15/24 (Call 04/15/24)	335	330,557

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.60%, 07/15/42 (Call 01/15/42)	$1,500	$1,255,058
3.95%, 04/15/45 (Call 10/15/44)	1,205	1,040,311
4.20%, 07/15/34 (Call 01/15/34)[b]	490	467,184
4.40%, 07/15/44 (Call 01/15/44)	2,680	2,505,725
5.88%, 04/15/38	100	111,583
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,750	1,844,629
4.25%, 11/15/23 (Call 08/15/23)[b]	1,425	1,497,976
5.45%, 11/15/33 (Call 05/15/33)	6	6,621
5.63%, 11/15/43 (Call 05/15/43)	2,000	2,246,632
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	2,000	1,958,786
3.25%, 12/01/17	2,050	2,141,389
3.63%, 03/15/24 (Call 12/15/23)	200	207,122
4.88%, 03/30/20	2,500	2,790,816
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,000	1,007,685
3.60%, 11/15/20	1,703	1,801,079
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,638,570
2.45%, 02/15/22 (Call 11/15/21)[b]	1,725	1,700,127
2.65%, 02/05/25 (Call 11/05/24)	3,310	3,217,020
3.00%, 09/01/21[b]	250	256,965
3.55%, 11/07/42 (Call 05/07/42)	150	136,084
4.05%, 03/15/21[b]	1,050	1,142,191
5.20%, 03/15/17	500	538,262
Rohm & Haas Co.
6.00%, 09/15/17	1,000	1,099,463
RPM International Inc.
5.25%, 06/01/45	1,000	1,001,892
6.50%, 02/15/18	1,500	1,663,303
Sherwin-Williams Co. (The)
1.35%, 12/15/17	4,500	4,496,814
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	572,785
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,414,572
4.40%, 02/01/45 (Call 08/01/44)	1,000	957,224
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,689,800

		138,472,382
COMMERCIAL SERVICES — 0.16%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[b]	2,500	2,690,742
California Institute of Technology
4.70%, 11/01/11	1,000	996,320
Catholic Health Initiatives
2.95%, 11/01/22	500	493,551
4.35%, 11/01/42	2,750	2,559,027
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	250	244,529
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)[b]	1,750	1,744,647
Massachusetts Institute of Technology
4.68%, 07/01/14	1,375	1,455,007
5.60%, 07/01/11	870	1,099,382
MasterCard Inc.
2.00%, 04/01/19[b]	875	882,577
3.38%, 04/01/24	1,075	1,114,843
McGraw Hill Financial Inc.
4.00%, 06/15/25 (Call 03/15/25)[d]	4,000	4,066,191

Security	Principal (000s)	Value

Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	$3,550	$3,873,046
Northwestern University
3.87%, 12/01/48	1,000	981,970
President and Fellows of Harvard College
4.88%, 10/15/40	500	589,957
Princeton University
5.70%, 03/01/39	1,700	2,212,563
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[b]	4,000	4,064,453
4.25%, 08/15/24 (Call 05/15/24)	765	784,129
Verisk Analytics Inc.
4.13%, 09/12/22	700	725,771
5.50%, 06/15/45	2,000	2,060,400
Western Union Co. (The)
3.35%, 05/22/19	1,950	1,992,645
3.65%, 08/22/18[b]	3,700	3,845,733
6.20%, 11/17/36	250	243,706
6.20%, 06/21/40	50	50,204

		38,771,393
COMPUTERS — 0.43%
Apple Inc.
1.00%, 05/03/18	6,140	6,088,514
1.05%, 05/05/17	1,200	1,203,467
2.00%, 05/06/20	2,840	2,853,952
2.10%, 05/06/19	2,020	2,051,734
2.40%, 05/03/23	1,350	1,314,100
2.50%, 02/09/25	400	381,458
2.70%, 05/13/22	1,000	1,007,240
2.85%, 05/06/21	4,830	4,964,237
3.20%, 05/13/25	3,250	3,295,416
3.45%, 05/06/24	2,445	2,535,246
3.45%, 02/09/45	1,435	1,247,269
3.85%, 05/04/43	5,655	5,298,186
4.38%, 05/13/45	2,130	2,168,509
4.45%, 05/06/44[b]	1,225	1,261,938
Cadence Design Systems Inc.
4.38%, 10/15/24	250	254,396
Computer Sciences Corp.
4.45%, 09/15/22	2,650	2,675,140
EMC Corp./MA
2.65%, 06/01/20[b]	2,675	2,729,775
3.38%, 06/01/23 (Call 03/01/23)[b]	3,570	3,650,604
Hewlett-Packard Co.
2.60%, 09/15/17	9,000	9,205,784
2.75%, 01/14/19	2,450	2,499,595
4.05%, 09/15/22[b]	500	517,012
4.30%, 06/01/21[b]	2,750	2,903,937
4.38%, 09/15/21	2,700	2,861,131
4.65%, 12/09/21[b]	2,250	2,418,021
6.00%, 09/15/41	2,150	2,262,096
International Business Machines Corp.
1.13%, 02/06/18	1,000	997,938
1.63%, 05/15/20[b]	750	738,009
2.90%, 11/01/21[b]	5,200	5,364,632
3.38%, 08/01/23	4,000	4,085,650
3.63%, 02/12/24[b]	2,375	2,459,045
4.00%, 06/20/42[b]	3,025	2,826,770
5.60%, 11/30/39[b]	2,750	3,224,641
5.70%, 09/14/17	6,882	7,598,191
5.88%, 11/29/32	1,000	1,213,417

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.22%, 08/01/27	$500	$632,864
6.50%, 01/15/28	500	641,543
7.63%, 10/15/18	1,250	1,495,187
8.38%, 11/01/19	100	126,987
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,101,760
NetApp Inc.
2.00%, 12/15/17	2,100	2,108,893
3.25%, 12/15/22 (Call 09/15/22)	1,250	1,229,755
3.38%, 06/15/21 (Call 04/15/21)	420	425,823
Seagate HDD Cayman
4.75%, 01/01/25[b,d]	1,500	1,535,204
5.75%, 12/01/34 (Call 06/01/34)[d]	865	888,504

		106,343,570
COSMETICS & PERSONAL CARE — 0.07%
Colgate-Palmolive Co.
1.30%, 01/15/17	1,300	1,310,066
1.75%, 03/15/19[b]	1,375	1,371,223
2.30%, 05/03/22	875	864,146
2.95%, 11/01/20	1,600	1,665,509
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[b]	550	535,835
6.00%, 05/15/37	500	610,485
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,010,453
1.60%, 11/15/18[b]	2,450	2,464,545
1.90%, 11/01/19[b]	2,660	2,677,425
2.30%, 02/06/22[b]	800	792,824
3.10%, 08/15/23[b]	100	103,700
5.55%, 03/05/37	2,638	3,309,331
5.80%, 08/15/34[b]	125	159,901

		16,875,443
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,250	1,246,500
4.50%, 03/01/23 (Call 12/01/22)	350	362,475
5.13%, 03/01/21	1,300	1,418,635
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	1,000	1,026,540
5.25%, 09/01/17	1,000	1,070,475

		5,124,625
DIVERSIFIED FINANCIAL SERVICES — 1.17%
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,464,952
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	4,145	4,243,719
3.75%, 02/01/22 (Call 12/01/21)	3,000	3,017,962
3.88%, 04/01/21 (Call 03/01/21)[b]	500	515,331
4.25%, 09/15/24 (Call 06/15/24)	100	101,757
Alterra Finance LLC
6.25%, 09/30/20	1,400	1,631,149
American Express Co.
1.55%, 05/22/18	2,000	1,992,872
3.63%, 12/05/24 (Call 11/04/24)	1,000	1,004,693
4.05%, 12/03/42	2,420	2,279,243
6.15%, 08/28/17	1,500	1,653,579
6.80%, 09/01/66 (Call 09/01/16)[a]	3,149	3,274,960

Security	Principal (000s)	Value

7.00%, 03/19/18	$4,920	$5,626,520
American Express Credit Corp.
1.55%, 09/22/17	2,045	2,052,933
2.13%, 07/27/18	4,500	4,569,138
2.13%, 03/18/19	550	554,202
2.25%, 08/15/19	3,500	3,530,120
2.38%, 05/26/20 (Call 04/25/20)	3,180	3,197,614
Ameriprise Financial Inc.
3.70%, 10/15/24	3,500	3,641,768
4.00%, 10/15/23	1,130	1,200,504
7.52%, 06/01/66 (Call 06/01/16)[a]	250	258,750
Ameritech Capital Funding Corp.
6.45%, 01/15/18	500	556,235
Associates Corp. of North America
6.95%, 11/01/18	20	23,129
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	882	939,271
7.25%, 02/01/18	7,820	8,930,421
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	2,280	2,529,990
BGC Partners Inc.
5.38%, 12/09/19	500	515,000
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,002,399
3.38%, 02/15/23	2,700	2,677,985
8.80%, 07/15/19	1,250	1,544,676
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	260	260,730
3.00%, 03/10/25 (Call 12/10/24)	635	632,524
CME Group Inc./IL
3.00%, 09/15/22	150	152,995
3.00%, 03/15/25 (Call 12/15/24)	2,000	1,980,474
5.30%, 09/15/43 (Call 03/15/43)	1,500	1,764,221
Credit Suisse USA Inc.
7.13%, 07/15/32	4,792	6,408,227
Discover Financial Services
3.85%, 11/21/22	500	506,612
3.95%, 11/06/24 (Call 08/06/24)	2,000	2,012,887
5.20%, 04/27/22	3,150	3,442,314
Ford Motor Credit Co. LLC
1.68%, 09/08/17	2,500	2,495,857
2.38%, 01/16/18	6,500	6,583,092
2.38%, 03/12/19	2,950	2,961,634
2.60%, 11/04/19	1,000	1,005,487
3.00%, 06/12/17	3,350	3,438,010
3.66%, 09/08/24[b]	2,800	2,825,775
4.25%, 02/03/17	1,825	1,907,592
4.25%, 09/20/22	500	530,045
5.00%, 05/15/18	2,750	2,979,557
5.88%, 08/02/21	5,300	6,150,483
6.63%, 08/15/17	2,000	2,206,378
8.00%, 12/15/16	1,350	1,483,455
8.13%, 01/15/20	6,250	7,724,496
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,759,668
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a,b]	3,170	3,455,300
General Electric Capital Corp.
1.63%, 04/02/18[b]	8,630	8,707,014
2.10%, 12/11/19	2,500	2,536,273
2.20%, 01/09/20 (Call 12/09/19)	2,500	2,527,453
2.25%, 11/09/15	4,275	4,309,982
2.30%, 04/27/17	300	307,466

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.95%, 05/09/16	$9,650	$9,868,552
3.10%, 01/09/23[b]	2,020	2,068,733
3.15%, 09/07/22	1,250	1,287,183
3.35%, 10/17/16	5,250	5,433,158
3.45%, 05/15/24 (Call 02/13/24)	1,300	1,361,167
4.38%, 09/16/20	1,250	1,380,787
4.63%, 01/07/21	4,030	4,511,706
4.65%, 10/17/21	4,625	5,197,552
5.40%, 02/15/17	1,500	1,613,746
5.50%, 01/08/20	500	575,742
5.63%, 09/15/17	1,000	1,099,628
5.63%, 05/01/18	4,710	5,273,371
5.88%, 01/14/38	14,610	18,415,201
6.00%, 08/07/19	520	604,986
6.15%, 08/07/37	850	1,107,013
6.38%, 11/15/67 (Call 11/15/17)[a]	1,000	1,090,000
6.88%, 01/10/39	1,245	1,741,267
Series A
6.75%, 03/15/32	12,492	16,907,629
Goldman Sachs Capital I
6.35%, 02/15/34[b]	5,520	6,551,417
HSBC Finance Corp.
6.68%, 01/15/21[b]	6,745	7,917,659
Invesco Finance PLC
4.00%, 01/30/24	3,500	3,697,766
Jefferies Group LLC
5.13%, 04/13/18	500	530,044
5.13%, 01/20/23[b]	1,825	1,910,399
6.25%, 01/15/36[b]	2,250	2,219,707
6.45%, 06/08/27[b]	1,000	1,073,973
6.50%, 01/20/43	1,900	1,848,217
6.88%, 04/15/21	1,725	1,980,695
8.50%, 07/15/19	300	359,454
Lazard Group LLC
3.75%, 02/13/25	1,000	972,470
4.25%, 11/14/20	2,000	2,123,304
Legg Mason Inc.
2.70%, 07/15/19	220	222,701
5.63%, 01/15/44	1,025	1,135,713
Murray Street Investment Trust I
1.00%, 03/09/17[c]	1,000	1,055,245
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	750	772,354
5.25%, 01/16/18	333	361,933
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	1,000	997,967
2.00%, 01/27/20 (Call 12/27/19)	300	298,473
2.15%, 02/01/19 (Call 01/01/19)	2,100	2,122,823
2.30%, 11/15/19 (Call 10/15/19)[b]	1,000	1,011,869
3.05%, 02/15/22 (Call 11/15/21)	3,970	4,040,916
3.40%, 11/15/23 (Call 08/15/23)	2,750	2,840,437
4.02%, 11/01/32 (Call 05/01/32)	500	506,474
Series C
8.00%, 03/01/32	500	706,693
Nomura Holdings Inc.
2.75%, 03/19/19[b]	2,300	2,343,715
6.70%, 03/04/20	3,015	3,578,854
ORIX Corp.
5.00%, 01/12/16	1,904	1,947,870
Raymond James Financial Inc.
4.25%, 04/15/16	200	205,740
5.63%, 04/01/24	900	1,018,893

Security	Principal (000s)	Value

Stifel Financial Corp.
4.25%, 07/18/24	$1,250	$1,256,901
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)[b]	165	164,888
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	3,000	3,022,509

		290,922,367
ELECTRIC — 1.69%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)[b]	1,170	1,147,630
4.10%, 01/15/42	350	354,115
4.15%, 08/15/44 (Call 02/15/44)	870	870,337
Series 11-C
5.20%, 06/01/41	2,000	2,361,437
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)[b]	2,350	2,338,275
4.30%, 07/01/44 (Call 01/01/44)	2,000	2,085,063
6.13%, 11/15/17	1,100	1,223,086
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	2,000	2,001,040
2.95%, 12/15/22 (Call 09/15/22)	1,000	986,922
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,520	2,504,814
7.00%, 04/01/38	280	378,367
Series K
5.00%, 06/01/17	500	534,472
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	500,748
3.15%, 05/15/25 (Call 02/15/25)	1,000	1,013,159
3.35%, 06/15/24 (Call 03/15/24)[b]	500	505,864
4.50%, 04/01/42 (Call 10/01/41)	1,505	1,589,471
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,645,859
5.50%, 09/01/35	485	574,996
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	124	123,067
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	1,145	1,141,726
2.00%, 11/15/18 (Call 10/15/18)	2,725	2,740,689
3.50%, 02/01/25 (Call 11/01/24)	1,295	1,308,848
3.75%, 11/15/23 (Call 08/15/23)	2,250	2,334,427
5.95%, 05/15/37	2,500	2,964,329
6.13%, 04/01/36	8,051	9,687,806
6.50%, 09/15/37	950	1,228,675
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)[b]	2,075	1,999,212
3.55%, 08/01/42 (Call 02/01/42)	10	9,108
4.50%, 04/01/44 (Call 10/01/43)	1,250	1,325,160
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24[b]	3,300	3,810,880
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	500	519,419
4.88%, 03/01/44 (Call 09/01/43)	1,000	1,073,380
5.05%, 03/15/22 (Call 12/15/21)	3,300	3,706,008
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	5,450	5,495,131
3.40%, 09/01/21 (Call 06/01/21)	5,300	5,529,595
3.70%, 03/01/45 (Call 09/01/44)[b]	1,000	933,620
4.00%, 08/01/20 (Call 05/01/20)	500	538,214
5.90%, 03/15/36	100	122,819
6.45%, 01/15/38[b]	1,200	1,567,142
Connecticut Light & Power Co. (The)

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.50%, 01/15/23 (Call 10/15/22)	$2,000	$1,939,453
4.30%, 04/15/44 (Call 10/15/43)	750	772,768
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	1,000	1,020,357
3.95%, 03/01/43 (Call 09/01/42)	5,300	5,044,248
4.45%, 03/15/44 (Call 09/15/43)	100	102,978
5.70%, 06/15/40	250	301,713
5.85%, 04/01/18	500	560,201
6.65%, 04/01/19	850	994,604
7.13%, 12/01/18	4,102	4,805,695
Series 05-A
5.30%, 03/01/35	500	578,628
Series 06-A
5.85%, 03/15/36	175	208,858
Series 06-E
5.70%, 12/01/36	660	786,992
Series 08-B
6.75%, 04/01/38	1,000	1,359,950
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	3,000	3,030,027
3.13%, 08/31/24 (Call 05/31/24)	500	505,836
3.38%, 08/15/23 (Call 05/15/23)	1,050	1,088,524
3.95%, 05/15/43 (Call 11/15/42)[b]	500	490,245
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	250	245,245
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	2,000	2,053,730
Dominion Resources Inc./VA
1.25%, 03/15/17	500	499,747
3.63%, 12/01/24 (Call 09/01/24)	250	253,524
4.45%, 03/15/21	2,250	2,453,944
4.70%, 12/01/44 (Call 06/01/44)	1,000	1,029,360
7.00%, 06/15/38	1,650	2,134,154
Series A
1.40%, 09/15/17	3,200	3,196,505
Series B
5.95%, 06/15/35	600	699,458
Series C
4.05%, 09/15/42 (Call 03/15/42)[b]	2,950	2,747,962
4.90%, 08/01/41 (Call 02/01/41)	770	804,854
Series F
5.25%, 08/01/33	100	108,359
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	2,865	2,698,231
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,402,363
4.30%, 07/01/44 (Call 01/01/44)	3,000	3,076,159
5.70%, 10/01/37	50	61,065
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	1,300	1,352,638
Series C
3.50%, 06/01/24 (Call 03/01/24)	550	556,390
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,627	1,649,879
3.75%, 06/01/45 (Call 12/01/44)[b]	1,000	967,026
3.90%, 06/15/21 (Call 03/15/21)	1,700	1,830,877
4.25%, 12/15/41 (Call 06/15/41)	250	255,262
6.05%, 04/15/38	500	633,597
6.10%, 06/01/37	2,450	3,026,349
Duke Energy Corp.
1.63%, 08/15/17	900	906,365
2.15%, 11/15/16	850	866,840
3.05%, 08/15/22 (Call 05/15/22)	2,000	2,019,258
3.55%, 09/15/21 (Call 06/15/21)	1,500	1,565,911

Security	Principal (000s)	Value

3.75%, 04/15/24 (Call 01/15/24)	$125	$130,182
3.95%, 10/15/23 (Call 07/15/23)[b]	500	529,717
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	1,250	1,290,901
5.65%, 04/01/40	100	123,688
6.40%, 06/15/38	2,495	3,279,274
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,340,868
Duke Energy Ohio Inc.
5.45%, 04/01/19	1,616	1,819,735
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	850	866,255
4.10%, 03/15/43 (Call 09/15/42)	50	50,265
4.15%, 12/01/44 (Call 06/01/44)	780	784,285
4.38%, 03/30/44 (Call 09/30/43)	2,000	2,085,600
5.30%, 01/15/19	2,300	2,563,442
6.30%, 04/01/38	500	656,062
Edison International
3.75%, 09/15/17	4,100	4,316,381
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)[b]	2,775	2,876,784
3.75%, 02/15/21 (Call 11/15/20)	3,500	3,700,724
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	416,232
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,000	1,123,563
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	500	500,857
Eversource Energy
Series H
3.15%, 01/15/25 (Call 10/15/24)	490	480,951
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,000	1,011,242
4.00%, 10/01/20 (Call 07/01/20)	250	262,728
4.25%, 06/15/22 (Call 03/15/22)	3,200	3,309,531
5.60%, 06/15/42 (Call 12/15/41)	2,000	2,124,156
5.75%, 10/01/41 (Call 04/01/41)	750	811,866
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	1,500	1,531,789
4.05%, 06/01/42 (Call 12/01/41)	100	100,529
4.05%, 10/01/44 (Call 04/01/44)	760	764,178
4.13%, 02/01/42 (Call 08/02/41)	2,000	2,034,569
5.25%, 02/01/41 (Call 08/01/40)	700	844,587
5.55%, 11/01/17	100	110,057
5.65%, 02/01/37	2,600	3,258,023
5.95%, 02/01/38	3,104	3,936,869
Georgia Power Co.
4.30%, 03/15/42	3,700	3,678,010
5.40%, 06/01/40	1,100	1,262,612
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	700	761,589
5.29%, 06/15/22 (Call 03/15/22)[b,c]	1,000	1,112,839
Hydro-Quebec
2.00%, 06/30/16	6,450	6,550,972
Iberdrola International BV
6.75%, 07/15/36	750	948,887
Indiana Michigan Power Co.
7.00%, 03/15/19[b]	2,417	2,841,718
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,500	1,507,386
Integrys Energy Group Inc.
4.17%, 11/01/20	850	914,106
ITC Holdings Corp.

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.65%, 06/15/24 (Call 03/15/24)	$300	$304,155
4.05%, 07/01/23 (Call 04/01/23)[b]	100	104,676
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,050	1,246,510
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	2,700	3,042,630
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	250	261,322
5.13%, 11/01/40 (Call 05/01/40)	650	764,945
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,154,935
4.38%, 10/01/21 (Call 07/01/21)	2,000	2,155,900
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)[b]	2,250	2,327,177
3.70%, 09/15/23 (Call 06/15/23)	2,850	3,009,057
4.40%, 10/15/44 (Call 04/15/44)[b]	275	287,093
5.80%, 10/15/36	500	610,709
Midamerican Funding LLC
6.93%, 03/01/29	285	381,704
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	1,250	1,161,596
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,171,674
7.13%, 03/15/19	500	592,328
Series R
6.75%, 07/01/37	500	680,774
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	1,000	1,004,279
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,029,857
3.63%, 06/15/23 (Call 03/15/23)	250	255,613
6.00%, 03/01/19	500	564,447
7.88%, 12/15/15	375	388,115
Series D
7.30%, 09/01/67 (Call 09/01/17)[a]	500	515,000
NiSource Finance Corp.
5.45%, 09/15/20	3,200	3,662,249
5.80%, 02/01/42 (Call 08/01/41)	3,400	4,006,836
5.95%, 06/15/41 (Call 12/15/40)	1,500	1,805,612
6.25%, 12/15/40	500	613,051
6.40%, 03/15/18	80	90,376
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[b]	2,700	2,595,382
2.60%, 05/15/23 (Call 11/15/22)	1,000	982,583
4.13%, 05/15/44 (Call 11/15/43)	310	312,990
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)[b]	2,000	1,924,774
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,417,930
Oglethorpe Power Corp.
4.55%, 06/01/44	2,000	2,010,490
5.38%, 11/01/40[b]	800	890,091
6.10%, 03/15/19	500	568,834
Ohio Edison Co.
8.25%, 10/15/38	375	561,346
Ohio Power Co. Series M
5.38%, 10/01/21	50	57,846
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	500	494,231
4.55%, 03/15/44 (Call 09/15/43)	500	520,535
5.25%, 05/15/41 (Call 11/15/40)	1,618	1,855,116
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,385	7,397,455

Security	Principal (000s)	Value

5.25%, 09/30/40	$750	$863,390
7.00%, 09/01/22	4,068	5,076,995
7.25%, 01/15/33	500	672,129
7.50%, 09/01/38	200	291,657
Pacific Gas & Electric Co.
3.25%, 09/15/21 (Call 06/15/21)	1,250	1,287,709
3.40%, 08/15/24 (Call 05/15/24)	1,905	1,927,613
3.75%, 02/15/24 (Call 11/15/23)	1,375	1,431,031
4.25%, 05/15/21 (Call 02/15/21)	100	108,892
4.30%, 03/15/45 (Call 09/15/44)[b]	835	832,555
4.50%, 12/15/41 (Call 06/15/41)[b]	150	154,256
4.60%, 06/15/43 (Call 12/15/42)[b]	1,550	1,612,488
4.75%, 02/15/44 (Call 08/15/43)	1,000	1,068,407
5.63%, 11/30/17	250	274,418
5.80%, 03/01/37	1,900	2,270,587
6.05%, 03/01/34	6,138	7,612,508
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	202,384
3.60%, 04/01/24 (Call 01/01/24)	500	524,635
3.85%, 06/15/21 (Call 03/15/21)	750	808,669
4.10%, 02/01/42 (Call 08/01/41)	50	49,859
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	750	726,875
5.95%, 10/01/36	150	186,317
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,364,868
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,650,133
4.15%, 03/15/43 (Call 09/15/42)	1,000	1,002,002
7.90%, 12/15/38	25	37,662
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)[b]	200	207,398
4.70%, 06/01/43 (Call 12/01/42)	150	156,711
5.00%, 03/15/44 (Call 09/15/43)	1,825	1,989,417
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,000	2,043,863
5.20%, 07/15/41 (Call 01/15/41)	300	348,485
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,250	1,266,647
4.40%, 01/15/21 (Call 10/15/20)	1,950	2,123,398
6.00%, 12/01/39	2,500	3,110,286
PSEG Power LLC
2.75%, 09/15/16	2,100	2,146,154
4.15%, 09/15/21 (Call 06/15/21)[b]	2,050	2,160,181
8.63%, 04/15/31	500	713,006
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,000	2,911,921
2.90%, 05/15/25 (Call 12/15/24)	4,000	4,025,452
4.30%, 03/15/44 (Call 09/15/43)[b]	2,050	2,176,040
4.75%, 08/15/41 (Call 02/15/41)	200	223,686
5.13%, 06/01/19	2,350	2,629,509
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,303,521
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	1,000	1,009,294
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,697,751
3.05%, 11/15/24 (Call 08/15/24)	1,000	1,008,337
3.15%, 08/15/24 (Call 05/15/24)	1,000	1,019,898
3.65%, 09/01/42 (Call 03/01/42)[b]	3,100	2,912,273
4.05%, 05/01/45 (Call 11/01/44)	1,000	1,009,048
5.50%, 03/01/40	11	13,404
Series I
4.00%, 06/01/44 (Call 12/01/43)	1,150	1,140,751

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[d]	$8,000	$8,134,720
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	3,077,933
6.27%, 03/15/37	500	641,378
San Diego Gas & Electric Co.
1.91%, 02/01/22	3,000	3,011,820
3.95%, 11/15/41	2,000	1,968,521
6.00%, 06/01/26	150	186,384
6.00%, 06/01/39	500	638,168
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	1,000	1,051,398
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	200	212,461
6.25%, 04/01/20	3,000	3,390,071
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	700	692,616
4.50%, 06/01/64 (Call 12/01/63)	190	179,377
5.25%, 11/01/18	150	167,002
6.05%, 01/15/38	1,125	1,376,786
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	450	489,622
4.05%, 03/15/42 (Call 09/15/41)	100	100,527
4.50%, 09/01/40 (Call 03/01/40)	150	160,544
4.65%, 10/01/43 (Call 04/01/43)[b]	2,600	2,818,960
6.05%, 03/15/39	4,852	6,204,595
Series 06-E
5.55%, 01/15/37	200	242,369
Series C
3.60%, 02/01/45 (Call 08/01/44)	1,550	1,444,414
Southern Co. (The)
1.30%, 08/15/17	815	815,024
2.15%, 09/01/19 (Call 08/01/19)	2,200	2,210,034
Southern Power Co.
1.50%, 06/01/18	2,000	1,999,218
5.15%, 09/15/41	2,225	2,404,200
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[b]	500	517,631
3.90%, 04/01/45 (Call 10/01/44)	2,000	1,829,261
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)[b]	550	562,743
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	4,750	4,682,682
4.10%, 06/15/42 (Call 12/15/41)	200	196,232
4.35%, 05/15/44 (Call 11/15/43)	1,000	1,021,839
TransAlta Corp.
1.90%, 06/03/17	200	199,108
4.50%, 11/15/22 (Call 08/15/22)	3,500	3,468,015
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	3,355	3,717,655
UIL Holdings Corp.
4.63%, 10/01/20	800	844,797
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[b]	1,500	1,557,061
6.70%, 02/01/19	100	116,591
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	200	203,543
3.10%, 05/15/25 (Call 02/15/25)	1,000	1,009,546
4.20%, 05/15/45 (Call 11/15/44)	795	803,522
5.40%, 04/30/18	4,250	4,711,371
5.95%, 09/15/17	200	221,005
8.88%, 11/15/38	2,000	3,094,482
Series D

Security	Principal (000s)	Value

4.65%, 08/15/43 (Call 02/15/43)[b]	$3,000	$3,205,630
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	450	451,964
4.63%, 09/01/43 (Call 03/01/43)	250	270,861
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,498,967
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,173,966
3.10%, 06/01/25 (Call 03/01/25)	1,500	1,522,000
4.25%, 06/01/44 (Call 12/01/43)	325	333,296
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	5,000	4,985,208
6.38%, 08/15/37	50	65,623
Xcel Energy Inc.
6.50%, 07/01/36	200	255,782

		421,380,264
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	3,000	3,029,242
4.25%, 11/15/20[b]	1,825	2,005,965
5.25%, 11/15/39	1,250	1,447,842

		6,483,049
ELECTRONICS — 0.15%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)[b]	2,000	2,036,576
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)[b]	675	681,574
3.13%, 09/15/21 (Call 08/15/21)	1,000	1,014,665
4.00%, 02/01/22 (Call 11/01/21)	400	416,869
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	785	778,248
Avnet Inc.
4.88%, 12/01/22	1,750	1,849,993
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	725	734,600
Honeywell International Inc.
4.25%, 03/01/21	2,250	2,492,001
5.00%, 02/15/19	3,100	3,469,938
5.30%, 03/15/17	750	809,000
5.70%, 03/15/37	475	584,765
Jabil Circuit Inc.
7.75%, 07/15/16	1,100	1,171,355
Koninklijke Philips NV
3.75%, 03/15/22	3,550	3,653,712
5.00%, 03/15/42	2,225	2,302,680
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	554,307
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	1,250	1,253,396
2.40%, 02/01/19	1,275	1,285,484
3.20%, 03/01/16	3,050	3,100,447
3.60%, 08/15/21 (Call 05/15/21)	2,600	2,689,502
4.50%, 03/01/21	2,600	2,816,595
5.30%, 02/01/44 (Call 08/01/43)[b]	3,200	3,569,221

		37,264,928
ENGINEERING & CONSTRUCTION — 0.01%
ABB Finance USA Inc.
2.88%, 05/08/22	1,265	1,272,035

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.38%, 05/08/42	$100	$103,011
Fluor Corp.
3.38%, 09/15/21	1,400	1,448,939

		2,823,985
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	2,000	1,975,709
3.55%, 06/01/22 (Call 03/01/22)	3,398	3,491,397
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,109,875
5.00%, 03/01/20	100	111,056
5.25%, 11/15/21	548	620,379
5.50%, 09/15/19	600	677,047
6.09%, 03/15/35	1,000	1,211,098
6.20%, 03/01/40	1,500	1,889,349
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	1,735	1,717,500
3.50%, 05/15/24 (Call 02/15/24)	3,000	3,080,349
3.90%, 03/01/35 (Call 09/01/34)	915	888,242
4.10%, 03/01/45 (Call 09/01/44)	1,755	1,674,352
6.10%, 03/15/18	1,000	1,122,431
6.13%, 11/30/39	250	324,681

		20,893,465
FOOD — 0.40%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,500	1,500,465
4.25%, 04/15/21[b]	2,000	2,163,281
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	723	697,861
3.25%, 09/15/22	3,825	3,728,651
4.65%, 01/25/43 (Call 07/25/42)	1,275	1,187,272
6.63%, 08/15/39	2,020	2,258,511
7.00%, 04/15/19[b]	200	230,891
General Mills Inc.
1.40%, 10/20/17	1,000	999,566
3.15%, 12/15/21 (Call 09/15/21)	215	220,125
3.65%, 02/15/24 (Call 11/15/23)	2,250	2,333,587
5.40%, 06/15/40	675	763,775
5.65%, 02/15/19	2,170	2,432,045
5.70%, 02/15/17	4,400	4,729,425
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,310,798
4.13%, 12/01/20	800	871,349
Hillshire Brands Co. (The)
4.10%, 09/15/20	500	530,085
Ingredion Inc.
4.63%, 11/01/20	1,000	1,068,014
JM Smucker Co. (The)
1.75%, 03/15/18[d]	805	806,670
2.50%, 03/15/20[d]	295	296,787
3.50%, 03/15/25[d]	785	785,227
4.25%, 03/15/35[d]	1,250	1,214,487
4.38%, 03/15/45[d]	430	416,584
Kellogg Co.
1.88%, 11/17/16	2,350	2,377,061
3.25%, 05/21/18[b]	1,800	1,878,219
4.00%, 12/15/20	1,500	1,606,457
Series B
7.45%, 04/01/31	4,220	5,495,746
Kraft Foods Group Inc.

Security	Principal (000s)	Value

2.25%, 06/05/17	$650	$660,290
3.50%, 06/06/22	5,023	5,111,888
5.00%, 06/04/42	2,520	2,608,506
6.13%, 08/23/18	2,000	2,255,006
6.88%, 01/26/39	2,550	3,160,524
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	2,000	2,019,362
2.95%, 11/01/21 (Call 10/01/21)	2,500	2,519,432
3.85%, 08/01/23 (Call 05/01/23)	2,025	2,116,965
4.00%, 02/01/24 (Call 11/01/23)	1,900	1,997,595
5.40%, 07/15/40 (Call 01/15/40)	2,500	2,746,844
6.90%, 04/15/38	550	716,833
7.50%, 04/01/31	250	330,292
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,407,322
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	350	353,796
6.13%, 02/01/18	3,900	4,367,149
6.13%, 08/23/18[b]	600	682,149
6.50%, 08/11/17	3,533	3,929,232
6.88%, 01/26/39	1,075	1,414,173
Sysco Corp.
2.60%, 06/12/22	500	492,207
3.00%, 10/02/21 (Call 08/02/21)	1,700	1,732,186
3.50%, 10/02/24 (Call 07/02/24)	500	507,947
4.35%, 10/02/34 (Call 04/02/34)[b]	400	404,228
4.50%, 10/02/44 (Call 04/02/44)	5,000	5,066,724
5.25%, 02/12/18	100	109,865
6.63%, 03/17/39	18	24,040
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	3,960	4,035,303
4.88%, 08/15/34 (Call 02/15/34)	840	883,051
5.15%, 08/15/44 (Call 02/15/44)	250	271,042
Unilever Capital Corp.
2.20%, 03/06/19[b]	1,100	1,121,368
4.25%, 02/10/21	750	829,901
5.90%, 11/15/32	2,295	3,057,407

		98,835,566
FOREST PRODUCTS & PAPER — 0.11%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[b]	1,100	1,131,908
10.75%, 06/01/17	2,000	2,377,500
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,000	1,033,750
Georgia-Pacific LLC
7.38%, 12/01/25	750	971,586
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[b]	2,500	2,513,874
3.80%, 01/15/26 (Call 10/15/25)	1,400	1,416,007
4.80%, 06/15/44 (Call 12/15/43)	200	193,981
5.15%, 05/15/46 (Call 11/15/45)	1,000	1,022,177
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,665,856
7.30%, 11/15/39	750	940,087
7.50%, 08/15/21	4,865	6,154,126
7.95%, 06/15/18	4,948	5,816,055
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,597,882
4.70%, 03/15/21 (Call 12/15/20)	300	323,225

		27,158,014

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

GAS — 0.10%
AGL Capital Corp.
5.25%, 08/15/19	$1,000	$1,119,060
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,575,506
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	150	148,932
4.15%, 01/15/43 (Call 07/15/42)[b]	1,400	1,396,015
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,589,504
Dominion Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)[b]	1,325	1,350,831
KeySpan Corp.
5.80%, 04/01/35	700	811,995
8.00%, 11/15/30	250	337,336
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,950	1,941,337
4.90%, 12/01/21 (Call 09/01/21)	700	749,946
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	750	755,299
3.61%, 02/01/24 (Call 11/01/23)	483	499,454
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	500	510,040
Sempra Energy
2.30%, 04/01/17	200	203,506
2.40%, 03/15/20 (Call 02/15/20)	1,000	1,002,867
4.05%, 12/01/23 (Call 09/01/23)	50	52,816
6.00%, 10/15/39	100	121,934
6.50%, 06/01/16	2,152	2,269,958
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	2,150	2,187,979
4.45%, 03/15/44 (Call 09/15/43)[b]	2,000	2,134,805
5.13%, 11/15/40	1,800	2,090,634
Series KK
5.75%, 11/15/35	50	62,005

		23,911,759
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)[b]	1,000	1,005,504
Snap-On Inc.
4.25%, 01/15/18[b]	450	470,753
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	950	988,304
5.20%, 09/01/40	3,450	3,830,117

		6,294,678
HEALTH CARE — PRODUCTS — 0.42%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,125,299
1.85%, 06/15/18[b]	250	251,525
2.40%, 08/15/22	1,880	1,790,153
3.20%, 06/15/23 (Call 03/15/23)	650	645,614
3.65%, 08/15/42	3,400	3,038,690
4.50%, 08/15/19	2,500	2,735,473
6.25%, 12/01/37	50	63,065
Becton Dickinson and Co.
1.45%, 05/15/17	2,055	2,059,804
1.75%, 11/08/16	1,600	1,615,268
1.80%, 12/15/17	160	160,998
2.68%, 12/15/19	265	269,085
3.13%, 11/08/21[b]	1,250	1,267,484

Security	Principal (000s)	Value

3.25%, 11/12/20	$1,200	$1,239,052
3.73%, 12/15/24 (Call 09/15/24)	275	281,693
3.88%, 05/15/24 (Call 02/15/24)[b]	310	319,932
4.69%, 12/15/44 (Call 06/15/44)	3,140	3,199,018
4.88%, 05/15/44 (Call 11/15/43)	160	164,432
5.00%, 11/12/40	2,687	2,798,763
6.00%, 05/15/39	500	591,441
6.38%, 08/01/19	1,500	1,735,979
Boston Scientific Corp.
2.65%, 10/01/18	2,100	2,134,026
2.85%, 05/15/20	315	316,954
3.85%, 05/15/25	3,000	3,003,364
4.13%, 10/01/23 (Call 07/01/23)	625	648,006
6.00%, 01/15/20	2,500	2,846,230
7.38%, 01/15/40	950	1,208,814
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)[b]	1,000	995,305
3.20%, 06/15/22 (Call 03/15/22)	4,000	4,079,449
4.20%, 06/15/20[b]	300	327,492
6.00%, 10/15/17	1,826	2,025,882
6.55%, 10/15/37	20	26,192
CR Bard Inc.
1.38%, 01/15/18	1,550	1,540,152
4.40%, 01/15/21 (Call 10/15/20)	500	540,552
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,000	1,024,325
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	715,245
Medtronic Inc.
0.88%, 02/27/17	500	499,539
1.50%, 03/15/18[d]	5,000	5,019,984
2.50%, 03/15/20[d]	200	203,028
2.75%, 04/01/23 (Call 01/01/23)	4,000	3,953,684
3.15%, 03/15/22[b,d]	1,900	1,947,271
3.50%, 03/15/25[d]	6,500	6,664,702
3.63%, 03/15/24 (Call 12/15/23)[b]	825	857,516
4.00%, 04/01/43 (Call 10/01/42)	1,000	967,728
4.13%, 03/15/21 (Call 12/15/20)[b]	1,800	1,953,802
4.38%, 03/15/35[d]	2,950	3,019,803
4.45%, 03/15/20	1,500	1,651,479
4.50%, 03/15/42 (Call 09/15/41)	4,500	4,628,161
4.63%, 03/15/44 (Call 09/15/43)	100	104,656
4.63%, 03/15/45[d]	4,000	4,184,260
5.55%, 03/15/40	500	584,763
6.50%, 03/15/39	600	780,668
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,010,470
4.75%, 04/15/43 (Call 10/15/42)	1,150	1,191,727
Stryker Corp.
1.30%, 04/01/18	2,550	2,539,881
2.00%, 09/30/16	1,000	1,014,799
3.38%, 05/15/24 (Call 02/15/24)	2,000	2,034,656
4.10%, 04/01/43 (Call 10/01/42)	1,000	949,397
4.38%, 05/15/44 (Call 11/15/43)	1,000	985,056
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)[b]	800	814,019
3.55%, 04/01/25 (Call 01/01/25)	1,750	1,736,121
4.25%, 08/15/35 (Call 02/15/35)[b]	4,890	4,730,431
4.45%, 08/15/45 (Call 02/15/45)[b]	3,000	2,894,889

		104,707,246

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 0.34%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	$700	$702,797
1.75%, 05/15/17 (Call 04/15/17)[b]	1,700	1,719,524
2.75%, 11/15/22 (Call 08/15/22)	800	789,562
3.50%, 11/15/24 (Call 08/15/24)	1,635	1,654,820
3.95%, 09/01/20	5,850	6,284,101
4.13%, 06/01/21 (Call 03/01/21)	1,800	1,944,272
6.63%, 06/15/36	2,026	2,608,400
Anthem Inc.
1.88%, 01/15/18	1,500	1,508,491
2.25%, 08/15/19	2,000	1,998,764
3.13%, 05/15/22[b]	1,050	1,049,918
3.30%, 01/15/23	2,050	2,057,358
3.50%, 08/15/24 (Call 05/15/24)[b]	1,000	1,007,957
4.63%, 05/15/42	2,250	2,242,259
4.65%, 08/15/44 (Call 02/15/44)	1,200	1,206,115
4.85%, 08/15/54 (Call 02/15/54)	500	507,232
5.85%, 01/15/36	1,550	1,790,976
5.88%, 06/15/17[b]	500	544,199
6.38%, 06/15/37	1,000	1,210,060
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	2,150	2,352,491
4.50%, 03/15/21 (Call 12/15/20)	3,700	4,067,451
5.38%, 02/15/42 (Call 08/15/41)[b]	1,200	1,387,535
5.88%, 03/15/41 (Call 09/15/40)	1,750	2,151,381
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	3,400	3,895,110
Dignity Health
2.64%, 11/01/19	400	405,372
5.27%, 11/01/64	500	522,705
Humana Inc.
2.63%, 10/01/19	215	216,842
3.15%, 12/01/22 (Call 09/01/22)	50	49,847
3.85%, 10/01/24 (Call 07/01/24)	1,150	1,181,433
4.63%, 12/01/42 (Call 06/01/42)	2,400	2,384,481
4.95%, 10/01/44 (Call 04/01/44)	1,550	1,618,944
Laboratory Corp. of America Holdings
2.63%, 02/01/20	260	260,676
3.60%, 02/01/25 (Call 11/01/24)	590	580,689
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,819,881
4.70%, 02/01/45 (Call 08/01/44)	1,535	1,471,549
Quest Diagnostics Inc.
2.70%, 04/01/19	3,500	3,549,083
4.25%, 04/01/24 (Call 01/01/24)[b]	2,750	2,871,437
4.70%, 04/01/21	1,925	2,075,858
4.70%, 03/30/45 (Call 09/30/44)	110	105,437
UnitedHealth Group Inc.
1.63%, 03/15/19	100	99,415
2.30%, 12/15/19	3,010	3,050,932
2.75%, 02/15/23 (Call 11/15/22)	1,500	1,484,926
2.88%, 03/15/22 (Call 12/15/21)[b]	750	756,645
2.88%, 03/15/23[b]	2,000	1,997,027
3.95%, 10/15/42 (Call 04/15/42)[b]	1,100	1,057,657
4.25%, 03/15/43 (Call 09/15/42)[b]	550	557,409
4.63%, 11/15/41 (Call 05/15/41)	2,050	2,157,714
5.70%, 10/15/40 (Call 04/15/40)	1,000	1,221,711
5.80%, 03/15/36	500	611,162
5.95%, 02/15/41 (Call 08/15/40)	500	630,910
6.00%, 02/15/18	1,200	1,346,934
6.50%, 06/15/37	500	659,288
6.63%, 11/15/37	500	669,197

Security	Principal (000s)	Value

6.88%, 02/15/38	$2,025	$2,776,882
WellPoint Inc.
7.00%, 02/15/19	500	580,767

		84,453,583
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,528,726
4.88%, 11/30/18	500	527,108
FS Investment Corp.
4.75%, 05/15/22 (Call 04/15/22)	2,000	1,977,102
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	100	103,485
6.63%, 10/23/43 (Call 07/23/43)	750	718,346
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	2,000	1,938,206
Prospect Capital Corp.
5.88%, 03/15/23	100	103,003

		6,895,976
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)[b]	2,000	2,041,198
Whirlpool Corp.
3.70%, 03/01/23	1,850	1,881,637
3.70%, 05/01/25	1,100	1,109,438
4.70%, 06/01/22[b]	500	543,562
4.85%, 06/15/21	1,900	2,099,980

		7,675,815
HOUSEHOLD PRODUCTS & WARES — 0.06%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	2,250	2,227,486
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	502,419
2.88%, 10/01/22	1,000	983,633
3.35%, 12/15/15	350	354,852
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,100,356
3.80%, 11/15/21	1,800	1,914,904
Kimberly-Clark Corp.
1.85%, 03/01/20[b]	565	563,331
1.90%, 05/22/19	3,680	3,706,030
2.65%, 03/01/25[b]	860	842,112
3.88%, 03/01/21	750	814,732
5.30%, 03/01/41	1,000	1,177,749
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,279,812

		15,467,416
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	420	426,814
4.00%, 06/15/22 (Call 03/15/22)	3,450	3,603,128

		4,029,942

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

INSURANCE — 0.87%
ACE Capital Trust II
9.70%, 04/01/30	$500	$745,000
ACE INA Holdings Inc.
4.15%, 03/13/43	2,125	2,146,870
5.70%, 02/15/17	2,520	2,715,357
5.90%, 06/15/19	2,000	2,291,544
Aflac Inc.
3.63%, 11/15/24	2,275	2,331,614
4.00%, 02/15/22[b]	800	855,964
6.45%, 08/15/40	150	188,848
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)[b]	775	772,882
4.95%, 06/27/22	1,500	1,635,565
5.63%, 09/15/20	500	560,733
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	650	726,522
Allstate Corp. (The)
1.00%, 05/15/67 (Call 05/15/17)[a]	500	527,500
5.55%, 05/09/35	3,618	4,362,494
7.45%, 05/16/19	1,000	1,194,395
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	2,960	2,981,083
3.88%, 01/15/35 (Call 07/15/34)	4,815	4,565,423
4.13%, 02/15/24[b]	1,540	1,629,880
4.38%, 01/15/55 (Call 07/15/54)	1,300	1,220,462
4.50%, 07/16/44 (Call 01/16/44)	2,395	2,407,442
4.88%, 06/01/22	2,000	2,233,035
5.85%, 01/16/18	5,280	5,851,137
6.25%, 03/15/87	750	817,500
Aon Corp.
3.13%, 05/27/16	1,650	1,687,242
5.00%, 09/30/20	50	55,843
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	5,000	5,058,249
4.60%, 06/14/44 (Call 03/14/44)	910	922,044
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	650	687,862
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	750	776,711
6.00%, 12/15/20	500	570,127
Assurant Inc.
4.00%, 03/15/23	2,000	2,033,941
6.75%, 02/15/34[b]	300	364,632
AXA SA
8.60%, 12/15/30	2,300	3,197,000
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	75,448
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[b]	750	751,664
1.60%, 05/15/17	3,000	3,040,706
3.00%, 05/15/22	6,900	7,076,257
4.40%, 05/15/42	2,000	2,068,286
5.40%, 05/15/18[b]	9,650	10,786,535
5.75%, 01/15/40	650	801,647
Berkshire Hathaway Inc.
2.10%, 08/14/19[b]	4,000	4,058,870
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,836,180
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,241,299
5.75%, 08/15/21	150	172,411

Security	Principal (000s)	Value

6.50%, 08/15/16	$1,450	$1,541,159
Fidelity National Financial Inc.
5.50%, 09/01/22	3,500	3,771,161
First American Financial Corp.
4.60%, 11/15/24	1,000	1,023,393
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,166,202
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,000	1,121,406
5.38%, 03/15/17	3,420	3,654,332
6.30%, 03/15/18	1,700	1,903,500
Lincoln National Corp.
3.35%, 03/09/25	520	515,013
4.20%, 03/15/22	4,000	4,243,169
4.85%, 06/24/21	200	221,950
7.00%, 06/15/40	1,000	1,315,473
8.75%, 07/01/19	1,000	1,247,983
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,500	1,455,660
4.13%, 05/15/43 (Call 11/15/42)	2,500	2,337,563
Markel Corp.
4.90%, 07/01/22	1,500	1,640,925
5.35%, 06/01/21	1,700	1,911,412
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,530	1,543,105
2.35%, 03/06/20 (Call 02/06/20)	2,320	2,328,681
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,269,280
MetLife Inc.
1.76%, 12/15/17	16,500	16,676,746
3.00%, 03/01/25	625	614,785
3.60%, 04/10/24[b]	5,000	5,166,304
4.05%, 03/01/45[b]	1,835	1,753,159
4.72%, 12/15/44	2,500	2,669,388
4.75%, 02/08/21	400	449,330
4.88%, 11/13/43	20	21,644
5.88%, 02/06/41	4,000	4,889,835
6.40%, 12/15/66 (Call 12/15/31)	1,250	1,425,000
7.72%, 02/15/19	750	902,817
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	20	20,632
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	1,000	1,047,664
Primerica Inc.
4.75%, 07/15/22[b]	750	811,268
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	1,000	1,006,917
6.05%, 10/15/36	2,005	2,392,455
8.88%, 05/15/19	1,224	1,520,558
Progressive Corp. (The)
3.75%, 08/23/21	2,660	2,868,889
4.35%, 04/25/44	1,500	1,532,996
6.70%, 06/15/67 (Call 06/15/17)[a,b]	1,605	1,685,250
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,701,644
3.50%, 05/15/24	1,300	1,313,348
4.50%, 11/16/21	300	330,214
4.60%, 05/15/44	500	498,610
5.38%, 06/21/20	400	455,001
5.63%, 05/12/41	1,000	1,126,885
5.63%, 06/15/43 (Call 06/15/23)[a]	5,350	5,650,937
5.80%, 11/16/41	2,050	2,366,327
6.20%, 11/15/40	1,500	1,814,857
7.38%, 06/15/19[b]	500	599,145

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

8.88%, 06/15/68 (Call 06/15/18)[a]	$600	$702,000
Series B
5.75%, 07/15/33	500	577,709
Series D
6.00%, 12/01/17	2,902	3,217,596
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,400	1,545,820
Symetra Financial Corp.
4.25%, 07/15/24	300	306,916
Travelers Companies Inc. (The)
3.90%, 11/01/20	2,250	2,434,101
5.35%, 11/01/40	3,500	4,175,788
6.25%, 06/15/37	250	325,880
Trinity Acquisition PLC
4.63%, 08/15/23[b]	1,750	1,813,854
Unum Group
4.00%, 03/15/24[b]	4,000	4,135,904
Validus Holdings Ltd.
8.88%, 01/26/40	1,000	1,340,672
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,286,689
WR Berkley Corp.
4.63%, 03/15/22	1,400	1,501,712
5.38%, 09/15/20	1,000	1,122,321
6.25%, 02/15/37	35	41,702
XLIT Ltd.
2.30%, 12/15/18	225	227,115
5.75%, 10/01/21	1,300	1,505,964

		217,809,919
INTERNET — 0.17%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[d]	1,080	1,081,252
2.50%, 11/28/19 (Call 10/28/19)[d]	2,130	2,128,273
3.13%, 11/28/21 (Call 09/28/21)[b,d]	550	549,865
3.60%, 11/28/24 (Call 08/28/24)[d]	1,555	1,535,766
4.50%, 11/28/34 (Call 05/28/34)[b,d]	335	335,110
Amazon.com Inc.
1.20%, 11/29/17	1,500	1,498,222
2.50%, 11/29/22 (Call 08/29/22)	2,700	2,624,855
3.80%, 12/05/24 (Call 09/05/24)	2,000	2,060,571
4.80%, 12/05/34 (Call 06/05/34)	3,000	3,107,393
4.95%, 12/05/44 (Call 06/05/44)	2,000	2,057,072
Baidu Inc.
2.75%, 06/09/19	600	605,264
3.50%, 11/28/22	500	502,094
eBay Inc.
1.35%, 07/15/17	950	948,444
2.20%, 08/01/19 (Call 07/01/19)[b]	1,000	999,388
2.60%, 07/15/22 (Call 04/15/22)[b]	1,050	1,002,629
2.88%, 08/01/21 (Call 06/01/21)	300	299,318
3.25%, 10/15/20 (Call 07/15/20)[b]	2,400	2,478,437
3.45%, 08/01/24 (Call 05/01/24)[b]	1,000	984,802
4.00%, 07/15/42 (Call 01/15/42)	1,950	1,657,626
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[b]	1,000	1,007,606
5.95%, 08/15/20[b]	2,000	2,229,698
7.46%, 08/15/18	500	572,968
Google Inc.
2.13%, 05/19/16	1,950	1,981,879
3.38%, 02/25/24[b]	675	704,009
3.63%, 05/19/21	4,650	5,041,596

Security	Principal (000s)	Value

Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	$845	$852,043
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	2,250	2,283,151
3.95%, 06/15/22 (Call 03/15/22)	750	763,163

		41,892,494
IRON & STEEL — 0.07%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,536,438
5.85%, 06/01/18	3,785	4,227,995
6.40%, 12/01/37	200	240,396
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,300	1,300,321
Vale Overseas Ltd.
4.38%, 01/11/22[b]	2,550	2,512,349
5.63%, 09/15/19[b]	500	537,098
6.88%, 11/21/36	3,752	3,697,159
6.88%, 11/10/39[b]	1,500	1,476,836
8.25%, 01/17/34	1,000	1,130,293
Vale SA
5.63%, 09/11/42	50	43,823

		17,702,708
LEISURE TIME — 0.01%
Carnival Corp.
3.95%, 10/15/20	3,400	3,573,711

		3,573,711
LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,855	1,852,194
5.38%, 08/15/21 (Call 05/15/21)	750	850,195
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	1,650	1,696,191
3.25%, 09/15/22 (Call 06/15/22)	1,500	1,505,052
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,675	1,708,742
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,303,065
3.75%, 03/15/25 (Call 12/15/24)	500	488,108
6.75%, 05/15/18	500	560,577
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	750	753,402
3.90%, 03/01/23 (Call 12/01/22)	1,975	1,949,406
4.25%, 03/01/22 (Call 12/01/21)[b]	2,500	2,535,993

		15,202,925
MACHINERY — 0.28%
Caterpillar Financial Services Corp.
1.00%, 03/03/17[b]	2,686	2,694,009
1.25%, 08/18/17	2,000	2,004,420
1.63%, 06/01/17[b]	1,250	1,262,986
2.00%, 03/05/20[b]	1,500	1,503,029
2.05%, 08/01/16	2,870	2,910,609
2.10%, 06/09/19	150	151,650
3.25%, 12/01/24[b]	1,000	1,015,884
3.30%, 06/09/24	3,000	3,064,439
3.75%, 11/24/23	500	530,352

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

7.15%, 02/15/19	$3,905	$4,637,354
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	3,660	3,625,815
3.40%, 05/15/24 (Call 02/15/24)	1,850	1,915,534
3.80%, 08/15/42	15	14,115
3.90%, 05/27/21	1,915	2,080,463
4.30%, 05/15/44 (Call 11/15/43)[b]	670	679,111
5.20%, 05/27/41	2,475	2,822,659
6.05%, 08/15/36	300	370,748
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,105,017
7.13%, 03/01/28	18	24,229
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,650	1,599,693
5.38%, 10/16/29	100	120,705
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,000	2,067,062
John Deere Capital Corp.
1.30%, 03/12/18	100	99,991
1.35%, 01/16/18	3,680	3,689,150
1.85%, 09/15/16	4,850	4,920,894
2.05%, 03/10/20	1,000	1,003,839
2.30%, 09/16/19	2,000	2,031,544
2.80%, 03/04/21	3,379	3,453,942
3.15%, 10/15/21	3,950	4,077,893
3.35%, 06/12/24	1,705	1,763,353
3.90%, 07/12/21[b]	2,600	2,815,090
Joy Global Inc.
5.13%, 10/15/21[b]	1,000	1,104,366
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,520	1,523,685
2.88%, 03/01/25 (Call 12/01/24)	910	905,285
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,610,915
Xylem Inc./NY
3.55%, 09/20/16	2,900	2,984,804

		69,184,634
MANUFACTURING — 0.31%
3M Co.
1.38%, 09/29/16	2,750	2,778,928
1.63%, 06/15/19	100	99,650
2.00%, 06/26/22[b]	1,500	1,468,273
3.88%, 06/15/44	2,000	1,999,150
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,990	2,021,976
Cooper U.S. Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	104,825
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,065,189
Danaher Corp.
2.30%, 06/23/16	150	152,695
3.90%, 06/23/21 (Call 03/23/21)	2,700	2,908,595
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,100	2,311,812
5.38%, 03/01/41 (Call 12/01/40)	900	1,057,082
Eaton Corp.
1.50%, 11/02/17	6,000	6,024,414
2.75%, 11/02/22	4,650	4,614,088
4.00%, 11/02/32	800	801,239
General Electric Co.
2.70%, 10/09/22	5,975	5,996,291

Security	Principal (000s)	Value

3.38%, 03/11/24	$5,100	$5,316,127
4.13%, 10/09/42	100	100,942
4.50%, 03/11/44	3,765	3,954,100
5.25%, 12/06/17	5,987	6,570,266
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,363,008
3.50%, 03/01/24 (Call 12/01/23)	2,300	2,396,922
4.88%, 09/15/41 (Call 03/15/41)	1,550	1,724,870
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	1,500	1,591,599
5.75%, 06/15/43	100	114,261
6.88%, 08/15/18	3,500	4,030,242
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	570	571,507
4.65%, 11/01/44 (Call 05/01/44)[b]	150	148,868
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	4,500	4,656,862
Pentair Finance SA
2.65%, 12/01/19	1,635	1,637,407
3.15%, 09/15/22 (Call 06/15/22)	1,200	1,181,035
Textron Inc.
3.65%, 03/01/21	1,180	1,223,663
3.88%, 03/01/25 (Call 12/01/24)	130	132,579
4.63%, 09/21/16	800	835,605
5.95%, 09/21/21 (Call 06/21/21)	1,050	1,216,250
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	505	507,642
2.38%, 12/17/18 (Call 11/17/18)	470	476,288
3.45%, 08/01/24 (Call 05/01/24)	425	432,651
4.88%, 01/15/21	35	39,013
6.55%, 10/01/17	2,800	3,121,015

		76,746,929
MEDIA — 0.97%
21st Century Fox America Inc.
3.00%, 09/15/22	1,716	1,716,389
4.00%, 10/01/23	1,000	1,062,134
4.75%, 09/15/44 (Call 03/15/44)[b]	1,000	1,038,846
5.40%, 10/01/43[b]	1,000	1,126,354
6.15%, 02/15/41	996	1,198,729
6.20%, 12/15/34	6,947	8,453,411
6.40%, 12/15/35	1,425	1,770,583
6.55%, 03/15/33	750	940,247
6.65%, 11/15/37	750	961,685
6.90%, 03/01/19	3,600	4,217,710
6.90%, 08/15/39	500	656,456
7.75%, 12/01/45	750	1,072,976
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)[b]	50	49,870
3.38%, 03/01/22 (Call 12/01/21)	500	504,331
3.50%, 01/15/25 (Call 10/15/24)[b]	310	302,649
3.70%, 08/15/24 (Call 05/15/24)	1,000	996,397
4.30%, 02/15/21 (Call 11/15/20)	750	803,993
4.60%, 01/15/45 (Call 07/15/44)	1,000	925,775
4.85%, 07/01/42 (Call 01/01/42)	500	487,658
4.90%, 08/15/44 (Call 02/15/44)	1,750	1,692,527
5.50%, 05/15/33	1,250	1,313,232
5.90%, 10/15/40 (Call 04/15/40)	750	835,408
7.88%, 07/30/30	1,268	1,698,309
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	1,500	2,124,515

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Comcast Cable Communications LLC
8.88%, 05/01/17	$500	$572,712
Comcast Corp.
3.13%, 07/15/22	1,400	1,424,984
3.38%, 08/15/25 (Call 05/15/25)	1,120	1,137,032
3.60%, 03/01/24	6,250	6,489,572
4.20%, 08/15/34 (Call 02/15/34)[b]	1,415	1,430,074
4.25%, 01/15/33	5,600	5,727,547
4.65%, 07/15/42	3,500	3,684,834
4.75%, 03/01/44[b]	1,440	1,537,004
5.15%, 03/01/20	3,850	4,393,979
5.65%, 06/15/35	600	706,499
6.45%, 03/15/37	3,718	4,768,189
6.50%, 01/15/17	2,500	2,717,343
6.50%, 11/15/35	1,800	2,344,662
6.55%, 07/01/39	100	129,646
6.95%, 08/15/37	2,650	3,547,566
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	1,500	1,495,279
3.80%, 03/15/22	50	51,458
3.95%, 01/15/25 (Call 10/15/24)	755	763,483
4.45%, 04/01/24 (Call 01/01/24)	1,015	1,068,546
4.60%, 02/15/21 (Call 11/15/20)	1,100	1,178,511
5.00%, 03/01/21	5,915	6,464,944
5.15%, 03/15/42[b]	1,085	1,072,883
5.20%, 03/15/20	3,925	4,350,746
6.35%, 03/15/40	50	57,212
6.38%, 03/01/41	4,250	4,811,136
Discovery Communications LLC
3.30%, 05/15/22[b]	900	893,570
3.45%, 03/15/25 (Call 12/15/24)	270	260,902
4.38%, 06/15/21	2,350	2,511,814
4.88%, 04/01/43[b]	500	476,388
4.95%, 05/15/42	3,067	2,992,303
5.05%, 06/01/20	2,200	2,438,658
6.35%, 06/01/40	1,000	1,154,107
Grupo Televisa SAB
6.63%, 01/15/40	2,000	2,390,758
Historic TW Inc.
6.63%, 05/15/29	500	622,463
6.88%, 06/15/18	50	57,354
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,197,600
2.88%, 01/15/23	1,500	1,487,674
4.38%, 04/01/21	3,900	4,280,050
4.45%, 01/15/43	750	758,647
5.15%, 04/30/20	150	170,762
5.95%, 04/01/41	2,623	3,192,315
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,451,820
2.80%, 06/15/20 (Call 03/15/20)	2,000	1,996,711
3.90%, 11/15/24 (Call 08/15/24)	1,000	1,011,908
TCI Communications Inc.
7.13%, 02/15/28	750	986,378
7.88%, 02/15/26	1,250	1,701,633
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	2,500	2,542,963
3.95%, 09/30/21 (Call 06/30/21)	2,200	2,344,975
4.30%, 11/23/23 (Call 08/23/23)[b]	1,175	1,248,980
4.50%, 05/23/43 (Call 11/23/42)	1,000	958,914
4.70%, 10/15/19	500	548,646
5.85%, 04/15/40	600	688,257
6.50%, 07/15/18	500	568,194

Security	Principal (000s)	Value

Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	$7,690	$7,944,757
4.13%, 02/15/21 (Call 11/15/20)	1,000	1,037,580
4.50%, 09/15/42 (Call 03/15/42)[b]	2,870	2,500,486
5.00%, 02/01/20	620	668,969
6.55%, 05/01/37	4,768	5,172,417
6.75%, 07/01/18	6,600	7,407,742
6.75%, 06/15/39	2,520	2,787,217
7.30%, 07/01/38	779	905,970
8.25%, 04/01/19	2,840	3,362,905
8.75%, 02/14/19	500	597,774
Time Warner Inc.
2.10%, 06/01/19	1,000	991,827
3.40%, 06/15/22	1,300	1,314,940
3.55%, 06/01/24 (Call 03/01/24)[b]	500	505,797
3.60%, 07/15/25	2,000	2,002,254
4.00%, 01/15/22	7,300	7,656,445
4.65%, 06/01/44 (Call 12/01/43)	1,000	994,107
4.70%, 01/15/21	1,000	1,094,627
4.75%, 03/29/21[b]	550	603,709
4.88%, 03/15/20	100	110,581
4.90%, 06/15/42	100	104,337
5.35%, 12/15/43	1,150	1,240,691
6.25%, 03/29/41	6,520	7,804,113
6.50%, 11/15/36	1,250	1,535,087
7.63%, 04/15/31	132	176,309
7.70%, 05/01/32	6,031	8,171,016
Viacom Inc.
2.50%, 12/15/16	1,600	1,632,149
3.13%, 06/15/22 (Call 03/15/22)	2,550	2,491,380
3.88%, 04/01/24 (Call 01/01/24)[b]	2,700	2,705,639
4.25%, 09/01/23 (Call 06/01/23)	2,790	2,900,076
4.38%, 03/15/43	1,000	863,931
4.50%, 03/01/21[b]	1,750	1,862,382
4.50%, 02/27/42	2,500	2,219,754
4.85%, 12/15/34 (Call 06/15/34)	1,000	970,801
5.25%, 04/01/44 (Call 10/01/43)	1,475	1,449,635
5.85%, 09/01/43 (Call 03/01/43)	431	451,203
6.88%, 04/30/36	1,300	1,508,417
Walt Disney Co. (The)
0.88%, 05/30/17	1,750	1,749,882
1.35%, 08/16/16	950	958,237
2.35%, 12/01/22[b]	1,300	1,284,448
2.75%, 08/16/21	500	513,959
3.70%, 12/01/42	2,150	2,064,742
3.75%, 06/01/21	1,300	1,407,727
4.38%, 08/16/41	1,750	1,862,537
7.00%, 03/01/32	1,000	1,403,390
Series E
4.13%, 12/01/41	1,775	1,820,622

		241,623,337
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18[b]	1,395	1,390,581
2.50%, 01/15/23 (Call 10/15/22)	975	952,663
3.90%, 01/15/43 (Call 07/15/42)	1,400	1,350,014
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	700	659,217
5.25%, 10/01/54 (Call 04/01/54)	50	45,631

		4,398,106

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

MINING — 0.42%
Barrick Gold Corp.
3.85%, 04/01/22	$1,170	$1,154,310
6.95%, 04/01/19	700	815,526
Barrick North America Finance LLC
4.40%, 05/30/21	4,100	4,249,722
5.70%, 05/30/41	4,320	4,196,142
6.80%, 09/15/18	500	572,167
7.50%, 09/15/38	1,550	1,767,634
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	1,000	1,096,438
5.95%, 10/15/39	500	494,420
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	4,000	4,046,325
2.05%, 09/30/18[b]	675	685,616
2.88%, 02/24/22[b]	2,250	2,252,531
3.25%, 11/21/21	6,250	6,465,965
4.13%, 02/24/42	2,020	1,936,953
5.00%, 09/30/43	3,948	4,250,568
6.50%, 04/01/19	1,620	1,891,246
Freeport-McMoRan Inc.
2.30%, 11/14/17	400	401,153
3.10%, 03/15/20[b]	4,400	4,406,664
3.55%, 03/01/22 (Call 12/01/21)[b]	1,270	1,200,649
3.88%, 03/15/23 (Call 12/15/22)	3,874	3,656,177
4.00%, 11/14/21	500	499,566
5.40%, 11/14/34 (Call 05/14/34)	50	44,646
5.45%, 03/15/43 (Call 09/15/42)	5,615	4,907,763
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[b]	700	703,929
5.95%, 03/15/24 (Call 12/15/23)	750	722,811
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	1,800	1,766,180
4.88%, 03/15/42 (Call 09/15/41)	20	17,529
5.88%, 04/01/35[b]	250	249,617
6.25%, 10/01/39	3,450	3,542,571
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	850	863,397
3.75%, 09/20/21	3,820	3,991,090
5.20%, 11/02/40	4,320	4,646,774
9.00%, 05/01/19[b]	13,505	16,993,535
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	1,015	1,026,031
4.13%, 08/21/42 (Call 02/21/42)[b]	1,000	941,818
Southern Copper Corp.
3.50%, 11/08/22[b]	1,450	1,431,730
3.88%, 04/23/25	200	196,266
5.25%, 11/08/42	750	673,127
5.88%, 04/23/45	970	945,631
6.75%, 04/16/40	3,000	3,173,121
7.50%, 07/27/35	1,800	2,036,093
Teck Resources Ltd.
2.50%, 02/01/18	2,155	2,150,918
3.15%, 01/15/17	233	236,959
3.75%, 02/01/23 (Call 11/01/22)[b]	900	815,848
4.75%, 01/15/22 (Call 10/15/21)[b]	2,700	2,640,472
5.20%, 03/01/42 (Call 09/01/41)	2,500	2,005,324
6.25%, 07/15/41 (Call 01/15/41)	975	864,722

		103,627,674

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	$2,700	$2,772,590
4.75%, 05/15/18[b]	2,513	2,667,691
6.25%, 03/15/19	500	557,476
Xerox Corp.
2.80%, 05/15/20[b]	2,100	2,103,355
2.95%, 03/15/17	800	819,983
4.50%, 05/15/21[b]	3,015	3,231,858
4.80%, 03/01/35[b]	590	554,974
6.35%, 05/15/18	2,670	2,995,690
6.75%, 12/15/39[b]	850	981,093

		16,684,710
OIL & GAS — 2.12%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[b]	3,000	3,007,729
4.50%, 07/15/44 (Call 01/15/44)	2,000	1,916,177
5.95%, 09/15/16	5,232	5,546,817
6.45%, 09/15/36	4,625	5,539,836
Apache Corp.
1.75%, 04/15/17	2,000	2,009,982
2.63%, 01/15/23 (Call 10/15/22)[b]	50	47,656
3.25%, 04/15/22 (Call 01/15/22)[b]	4,050	4,062,944
3.63%, 02/01/21 (Call 11/01/20)	1,750	1,829,705
4.75%, 04/15/43 (Call 10/15/42)	5,275	5,141,524
5.10%, 09/01/40 (Call 03/01/40)	100	101,156
6.00%, 01/15/37	1,015	1,145,630
Apache Finance Canada Corp.
7.75%, 12/15/29	750	1,023,002
BP Capital Markets PLC
1.38%, 11/06/17	150	150,166
1.38%, 05/10/18	1,450	1,443,835
1.85%, 05/05/17	3,000	3,040,929
2.24%, 05/10/19	2,000	2,022,037
2.25%, 11/01/16	2,700	2,748,100
2.32%, 02/13/20	2,000	2,013,298
2.50%, 11/06/22	2,750	2,647,223
3.06%, 03/17/22	840	848,554
3.20%, 03/11/16	1,500	1,529,610
3.25%, 05/06/22[b]	2,900	2,944,831
3.51%, 03/17/25	710	712,897
3.54%, 11/04/24	1,645	1,660,618
3.56%, 11/01/21	1,000	1,046,486
3.99%, 09/26/23	3,000	3,151,151
4.74%, 03/11/21[b]	3,150	3,498,067
4.75%, 03/10/19	5,045	5,549,769
British Transco Finance Inc.
6.63%, 06/01/18	2,700	3,093,877
Burlington Resources Finance Co.
7.20%, 08/15/31	600	795,876
7.40%, 12/01/31	1,000	1,361,134
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	120	121,915
3.80%, 04/15/24 (Call 01/15/24)[b]	1,275	1,282,829
3.90%, 02/01/25 (Call 11/01/24)	1,550	1,566,314
5.70%, 05/15/17	5,918	6,367,983
5.85%, 02/01/35	500	554,954
6.00%, 08/15/16	250	264,693
6.25%, 03/15/38[b]	2,565	2,991,204
6.45%, 06/30/33	500	574,741

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.50%, 02/15/37	$500	$597,305
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,250	1,195,355
5.70%, 10/15/19	5,200	5,824,261
6.75%, 11/15/39[b]	930	1,082,841
Chevron Corp.
1.35%, 11/15/17	3,000	3,013,509
1.37%, 03/02/18	955	956,584
1.72%, 06/24/18 (Call 05/24/18)	5,000	5,045,784
1.96%, 03/03/20 (Call 02/03/20)	2,000	2,001,401
2.19%, 11/15/19 (Call 10/15/19)	630	638,636
2.36%, 12/05/22 (Call 09/05/22)	2,500	2,440,697
2.41%, 03/03/22 (Call 01/03/22)	1,140	1,129,825
2.43%, 06/24/20 (Call 05/24/20)	3,750	3,822,850
3.19%, 06/24/23 (Call 03/24/23)	2,100	2,153,412
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	2,500	2,565,625
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	1,750	1,743,650
3.00%, 05/09/23	2,250	2,177,728
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	1,200	1,261,230
4.88%, 04/30/44[b]	2,500	2,685,678
Conoco Funding Co.
7.25%, 10/15/31	250	337,189
ConocoPhillips
5.75%, 02/01/19	1,540	1,751,039
5.90%, 10/15/32	8,567	10,293,704
5.90%, 05/15/38	750	909,379
6.00%, 01/15/20	550	642,281
6.50%, 02/01/39	145	187,019
ConocoPhillips Co.
1.50%, 05/15/18	705	706,763
2.20%, 05/15/20 (Call 04/15/20)	695	698,684
2.88%, 11/15/21 (Call 09/15/21)	500	509,535
3.35%, 11/15/24 (Call 08/15/24)[b]	1,295	1,308,741
4.15%, 11/15/34 (Call 05/15/34)[b]	1,160	1,164,927
4.30%, 11/15/44 (Call 05/15/44)[b]	1,615	1,610,318
ConocoPhillips Holding Co.
6.95%, 04/15/29	3,225	4,284,926
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	360	335,287
4.50%, 04/15/23 (Call 01/15/23)	3,870	3,807,849
4.90%, 06/01/44 (Call 12/01/43)	235	204,967
5.00%, 09/15/22 (Call 03/15/17)[b]	1,700	1,691,500
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	450	452,640
4.00%, 07/15/21 (Call 04/15/21)	3,650	3,832,126
4.75%, 05/15/42 (Call 11/15/41)[b]	1,000	997,357
5.60%, 07/15/41 (Call 01/15/41)	900	986,113
6.30%, 01/15/19	7,371	8,371,938
7.95%, 04/15/32	125	166,385
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[b]	250	209,846
5.70%, 10/15/39[b]	500	473,700
Ecopetrol SA
4.13%, 01/16/25	500	472,500
4.25%, 09/18/18	1,750	1,841,875
5.88%, 09/18/23[b]	1,250	1,337,500
5.88%, 05/28/45	1,550	1,436,757
7.38%, 09/18/43	5,250	5,670,000
7.63%, 07/23/19	500	588,750
Encana Corp.

Security	Principal (000s)	Value

3.90%, 11/15/21 (Call 08/15/21)	$250	$259,568
6.50%, 05/15/19[b]	500	572,536
6.50%, 08/15/34	50	56,731
6.50%, 02/01/38	5,650	6,362,649
Ensco PLC
4.70%, 03/15/21[b]	2,965	3,061,065
5.20%, 03/15/25 (Call 12/15/24)[b]	250	256,302
5.75%, 10/01/44 (Call 04/01/44)[b]	2,450	2,376,428
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)[b]	750	757,897
2.50%, 02/01/16	1,500	1,511,862
2.63%, 03/15/23 (Call 12/15/22)[b]	1,215	1,192,152
2.95%, 06/01/15	150	150,000
3.90%, 04/01/35 (Call 10/01/34)	3,795	3,713,923
4.10%, 02/01/21	2,650	2,855,921
EQT Corp.
4.88%, 11/15/21	3,400	3,545,104
Exxon Mobil Corp.
1.31%, 03/06/18	2,000	2,007,135
1.82%, 03/15/19 (Call 02/15/19)	1,600	1,614,563
2.71%, 03/06/25 (Call 12/06/24)	1,000	990,890
3.18%, 03/15/24 (Call 12/15/23)[b]	1,500	1,560,388
3.57%, 03/06/45 (Call 09/06/44)	5,270	5,036,291
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	102	108,120
6.75%, 02/01/22 (Call 02/01/17)[b]	1,300	1,384,500
6.88%, 02/15/23 (Call 02/15/18)[b]	1,500	1,608,750
Hess Corp.
1.30%, 06/15/17	740	735,144
3.50%, 07/15/24 (Call 04/15/24)[b]	540	529,795
5.60%, 02/15/41	4,800	5,114,492
7.13%, 03/15/33	750	904,636
7.30%, 08/15/31	1,000	1,209,774
7.88%, 10/01/29	500	640,053
8.13%, 02/15/19	1,850	2,211,272
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	125	127,217
4.00%, 04/15/24 (Call 01/15/24)[b]	300	302,702
6.15%, 06/15/19	500	560,188
7.25%, 12/15/19	3,350	3,955,343
Kerr-McGee Corp.
6.95%, 07/01/24	500	620,179
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[b]	2,000	1,916,030
6.00%, 10/01/17	2,248	2,466,612
6.60%, 10/01/37	1,000	1,159,193
Marathon Petroleum Corp.
3.50%, 03/01/16	150	152,839
4.75%, 09/15/44 (Call 03/15/44)	620	594,655
5.00%, 09/15/54 (Call 03/15/54)	150	142,885
5.13%, 03/01/21	2,350	2,616,413
6.50%, 03/01/41 (Call 09/01/40)	2,215	2,586,748
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	2,550	2,352,898
4.00%, 06/01/22 (Call 03/01/22)	500	473,715
5.13%, 12/01/42 (Call 06/01/42)	1,000	834,065
7.05%, 05/01/29	500	564,420
Nabors Industries Inc.
5.00%, 09/15/20[b]	1,500	1,548,022
5.10%, 09/15/23 (Call 06/15/23)[b]	2,400	2,400,439
9.25%, 01/15/19	600	695,040
Nexen Energy ULC
6.20%, 07/30/19	2,000	2,285,283

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.40%, 05/15/37	$2,570	$3,169,398
7.50%, 07/30/39	3,050	4,210,493
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,700	1,789,881
5.25%, 11/15/43 (Call 05/15/43)	375	381,780
6.00%, 03/01/41 (Call 09/01/40)	2,300	2,526,768
Noble Holding International Ltd.
3.95%, 03/15/22	200	184,802
4.00%, 03/16/18	500	510,941
4.63%, 03/01/21[b]	500	495,241
4.90%, 08/01/20	2,500	2,532,255
5.95%, 04/01/25 (Call 01/01/25)	500	503,731
6.05%, 03/01/41	1,950	1,695,328
6.20%, 08/01/40	1,000	877,367
6.95%, 04/01/45 (Call 10/01/44)	250	243,295
Occidental Petroleum Corp.
1.75%, 02/15/17	700	708,276
2.50%, 02/01/16	1,000	1,011,245
3.13%, 02/15/22 (Call 11/15/21)	4,225	4,289,035
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,520	1,647,694
Petrobras Global Finance BV
3.00%, 01/15/19[b]	5,000	4,677,730
3.25%, 03/17/17	800	789,292
3.50%, 02/06/17	3,000	2,974,368
4.38%, 05/20/23	6,500	5,801,924
5.38%, 01/27/21	2,650	2,581,820
5.75%, 01/20/20	4,880	4,876,642
6.25%, 03/17/24	3,255	3,233,780
6.75%, 01/27/41	6,395	5,942,016
6.88%, 01/20/40	1,038	980,171
7.25%, 03/17/44[b]	2,650	2,612,619
7.88%, 03/15/19	3,548	3,805,306
8.38%, 12/10/18	750	826,460
Petroleos Mexicanos
3.50%, 01/30/23	5,800	5,575,250
4.50%, 01/23/26[d]	500	501,250
4.88%, 01/24/22	2,800	2,947,000
4.88%, 01/18/24	3,250	3,392,188
5.50%, 01/21/21	1,988	2,171,890
5.50%, 06/27/44[b]	800	780,000
5.63%, 01/23/46[d]	7,000	6,912,500
5.75%, 03/01/18	3,645	3,991,275
6.38%, 01/23/45	3,000	3,258,750
6.50%, 06/02/41	9,200	10,097,000
6.63%, 06/15/35	3,094	3,457,545
6.63%, 06/15/38	100	110,446
8.00%, 05/03/19	9,020	10,711,250
Phillips 66
2.95%, 05/01/17	2,760	2,847,060
4.30%, 04/01/22	2,715	2,920,021
4.65%, 11/15/34 (Call 05/15/34)	705	707,870
4.88%, 11/15/44 (Call 05/15/44)[b]	2,400	2,410,204
5.88%, 05/01/42	2,020	2,290,463
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[b]	4,100	4,217,881
Pride International Inc.
6.88%, 08/15/20	2,000	2,311,840
7.88%, 08/15/40[b]	1,000	1,119,812
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[b]	1,250	1,203,164
4.88%, 06/01/22 (Call 03/01/22)	500	493,559
5.85%, 01/15/44 (Call 07/15/43)	1,025	895,040

Security	Principal (000s)	Value

Shell International Finance BV
0.90%, 11/15/16	$3,000	$3,003,099
1.13%, 08/21/17[b]	2,200	2,203,684
2.00%, 11/15/18[b]	3,850	3,905,035
2.13%, 05/11/20	385	387,704
2.38%, 08/21/22	1,175	1,154,161
3.25%, 05/11/25	1,365	1,382,847
3.40%, 08/12/23	500	520,107
4.13%, 05/11/35	2,000	2,029,303
4.30%, 09/22/19	4,450	4,886,768
4.38%, 05/11/45	1,000	1,024,920
4.55%, 08/12/43	6,600	6,881,669
5.50%, 03/25/40	500	587,783
6.38%, 12/15/38	2,151	2,774,583
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	3,800	3,811,626
7.50%, 02/01/18	500	561,691
Statoil ASA
1.80%, 11/23/16	1,000	1,014,240
2.45%, 01/17/23	550	535,887
2.65%, 01/15/24	250	244,022
3.13%, 08/17/17	9,725	10,154,265
3.15%, 01/23/22	2,000	2,058,533
3.70%, 03/01/24[b]	1,000	1,053,794
3.95%, 05/15/43	2,000	1,928,577
4.80%, 11/08/43	2,000	2,191,916
5.10%, 08/17/40	1,500	1,686,638
5.25%, 04/15/19	8,200	9,232,062
7.75%, 06/15/23	500	648,744
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	935	950,052
6.10%, 06/01/18	2,951	3,304,049
6.50%, 06/15/38[b]	5,770	7,205,489
6.85%, 06/01/39	1,741	2,235,345
Sunoco Inc.
5.75%, 01/15/17[b]	750	792,187
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,450	2,411,172
7.75%, 06/01/19	2,750	3,186,615
Tosco Corp.
7.80%, 01/01/27	500	682,238
8.13%, 02/15/30	300	427,519
Total Capital International SA
2.70%, 01/25/23	2,000	1,977,285
2.88%, 02/17/22[b]	2,900	2,933,369
3.75%, 04/10/24[b]	2,050	2,161,237
Total Capital SA
2.13%, 08/10/18[b]	9,000	9,182,141
2.30%, 03/15/16	1,500	1,521,478
4.13%, 01/28/21	50	54,495
4.45%, 06/24/20	5,500	6,107,958
Valero Energy Corp.
6.63%, 06/15/37	6,070	7,181,152
7.50%, 04/15/32	800	997,974
9.38%, 03/15/19	1,919	2,395,728
XTO Energy Inc.
5.50%, 06/15/18	2,200	2,472,800
6.75%, 08/01/37	500	717,956

		529,620,855
OIL & GAS SERVICES — 0.17%
Baker Hughes Inc.

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.20%, 08/15/21 (Call 05/15/21)	$3,400	$3,499,530
5.13%, 09/15/40	800	860,168
7.50%, 11/15/18	1,150	1,367,652
Cameron International Corp.
1.40%, 06/15/17[b]	1,000	989,483
4.50%, 06/01/21 (Call 03/01/21)	2,950	3,115,921
5.95%, 06/01/41 (Call 12/01/40)[b]	500	522,398
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,750	1,711,483
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	3,508	3,606,796
4.50%, 11/15/41 (Call 05/15/41)	2,050	2,082,332
4.75%, 08/01/43 (Call 02/01/43)	100	105,276
6.15%, 09/15/19	3,200	3,715,197
6.70%, 09/15/38[b]	715	910,406
7.45%, 09/15/39	715	978,871
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	2,215	2,144,848
3.95%, 12/01/42 (Call 06/01/42)	1,250	1,120,818
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)[b]	1,700	1,706,853
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	1,715	1,793,925
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[b]	4,750	4,587,303
5.13%, 09/15/20	1,500	1,525,350
6.00%, 03/15/18	1,000	1,062,600
6.50%, 08/01/36	500	469,025
7.00%, 03/15/38[b]	1,250	1,219,645
9.63%, 03/01/19[b]	3,190	3,740,275

		42,836,155
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	218,830
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	768,183
4.50%, 11/01/23 (Call 08/01/23)	2,000	2,112,472
Rock-Tenn Co.
3.50%, 03/01/20	500	513,989
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	128,424
5.75%, 11/01/40 (Call 05/01/40)	2,378	2,716,503

		6,458,401
PHARMACEUTICALS — 1.09%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,920	1,904,425
4.13%, 05/27/20[b]	1,700	1,861,810
5.13%, 04/01/19	2,310	2,592,746
5.30%, 05/27/40	1,200	1,430,698
6.00%, 04/01/39	750	955,022
AbbVie Inc.
1.75%, 11/06/17	3,050	3,062,419
1.80%, 05/14/18	1,995	1,998,810
2.00%, 11/06/18	3,750	3,753,288
2.50%, 05/14/20 (Call 04/14/20)	530	530,854
2.90%, 11/06/22	3,040	2,994,698
3.20%, 11/06/22 (Call 09/06/22)	380	382,328
3.60%, 05/14/25 (Call 02/14/25)	695	701,480
4.40%, 11/06/42	3,349	3,261,734

Security	Principal (000s)	Value

4.50%, 05/14/35 (Call 11/14/34)	$1,335	$1,347,528
4.70%, 05/14/45 (Call 11/14/44)	430	437,772
Actavis Funding SCS
2.35%, 03/12/18	940	950,032
3.00%, 03/12/20 (Call 02/12/20)	5,800	5,877,461
3.45%, 03/15/22 (Call 01/15/22)	1,615	1,631,647
3.80%, 03/15/25 (Call 12/15/24)	220	221,468
3.85%, 06/15/24 (Call 03/15/24)	290	293,764
4.55%, 03/15/35 (Call 09/15/34)	6,315	6,259,763
4.75%, 03/15/45 (Call 09/15/44)	1,490	1,478,760
4.85%, 06/15/44 (Call 12/15/43)	400	402,004
Actavis Inc.
1.88%, 10/01/17	3,200	3,207,005
3.25%, 10/01/22 (Call 07/01/22)	2,600	2,567,129
4.63%, 10/01/42 (Call 04/01/42)	5,065	4,940,044
6.13%, 08/15/19	850	962,610
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	2,400	2,285,296
3.38%, 09/15/20	4,700	4,812,055
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)[b]	2,250	2,276,112
AstraZeneca PLC
4.00%, 09/18/42[b]	1,100	1,070,096
5.90%, 09/15/17	2,050	2,266,926
6.45%, 09/15/37	5,493	7,205,829
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,600	1,595,774
2.00%, 08/01/22[b]	2,750	2,652,150
3.25%, 11/01/23[b]	1,950	2,015,942
3.25%, 08/01/42	1,750	1,503,113
5.88%, 11/15/36	2,040	2,530,850
Cardinal Health Inc.
1.70%, 03/15/18	3,300	3,302,366
3.20%, 06/15/22	2,300	2,290,488
3.50%, 11/15/24 (Call 08/15/24)	1,000	1,012,122
4.50%, 11/15/44 (Call 05/15/44)	1,550	1,533,150
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,268,750
Eli Lilly & Co.
1.25%, 03/01/18	155	155,111
1.95%, 03/15/19	1,475	1,487,643
2.75%, 06/01/25 (Call 03/01/25)	335	329,346
3.70%, 03/01/45 (Call 09/01/44)[b]	265	247,410
5.20%, 03/15/17	300	322,957
5.50%, 03/15/27[b]	700	851,186
5.55%, 03/15/37[b]	3,168	3,816,516
6.77%, 01/01/36	500	674,424
Express Scripts Holding Co.
2.25%, 06/15/19	300	299,594
2.65%, 02/15/17	100	102,152
3.13%, 05/15/16	2,400	2,448,873
3.50%, 06/15/24 (Call 03/15/24)	1,300	1,308,243
3.90%, 02/15/22[b]	3,600	3,762,796
4.75%, 11/15/21	2,250	2,477,404
6.13%, 11/15/41	1,500	1,804,298
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	4,514	5,071,244
6.38%, 05/15/38	4,630	6,008,765
GlaxoSmithKline Capital PLC
1.50%, 05/08/17[b]	2,000	2,020,725
2.85%, 05/08/22	5,920	5,958,544
Johnson & Johnson
1.65%, 12/05/18[b]	1,950	1,965,089

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.15%, 05/15/16	$1,000	$1,016,399
3.38%, 12/05/23[b]	2,750	2,901,857
3.55%, 05/15/21	1,300	1,406,128
4.38%, 12/05/33 (Call 06/05/33)	2,000	2,185,350
4.50%, 09/01/40	50	55,239
5.55%, 08/15/17	6,250	6,879,055
5.95%, 08/15/37	3,150	4,104,727
6.95%, 09/01/29	500	708,497
McKesson Corp.
1.29%, 03/10/17	600	600,981
2.70%, 12/15/22 (Call 09/15/22)	1,725	1,671,439
2.85%, 03/15/23 (Call 12/15/22)	2,250	2,219,552
3.80%, 03/15/24 (Call 12/15/23)	300	308,826
4.75%, 03/01/21 (Call 12/01/20)	3,500	3,857,821
5.70%, 03/01/17	750	806,512
6.00%, 03/01/41 (Call 09/01/40)	500	606,647
7.50%, 02/15/19	1,500	1,780,456
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	595	600,926
5.90%, 11/01/39	1,500	1,736,342
Medco Health Solutions Inc.
4.13%, 09/15/20[b]	500	534,496
7.13%, 03/15/18	3,176	3,617,735
Merck & Co. Inc.
1.10%, 01/31/18[b]	250	249,586
1.30%, 05/18/18	2,150	2,152,912
2.75%, 02/10/25 (Call 11/10/24)	270	263,772
2.80%, 05/18/23	1,000	1,003,826
3.70%, 02/10/45 (Call 08/10/44)	2,625	2,438,130
3.88%, 01/15/21 (Call 10/15/20)	4,400	4,751,796
4.15%, 05/18/43	3,175	3,181,562
6.50%, 12/01/33	1,750	2,313,330
6.55%, 09/15/37[b]	2,000	2,652,218
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	5,968	6,707,234
5.95%, 12/01/28	250	319,306
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	575	616,947
Novartis Capital Corp.
2.40%, 09/21/22[b]	2,749	2,704,276
3.40%, 05/06/24	2,125	2,217,216
4.40%, 05/06/44	4,023	4,299,164
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,085	4,581,123
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	2,380	2,439,317
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	200	202,916
3.90%, 12/15/24 (Call 09/15/24)[b]	1,000	1,015,925
4.90%, 12/15/44 (Call 06/15/44)	1,000	1,005,020
Pfizer Inc.
1.10%, 05/15/17	1,000	1,003,898
1.50%, 06/15/18	8,515	8,559,666
3.40%, 05/15/24[b]	1,750	1,791,301
4.30%, 06/15/43	5,100	5,143,660
4.40%, 05/15/44	50	51,095
6.20%, 03/15/19	5,645	6,540,446
7.20%, 03/15/39	1,035	1,446,681
Pharmacia Corp.
6.50%, 12/01/18	500	582,638
6.60%, 12/01/28	1,000	1,319,039
Sanofi
1.25%, 04/10/18[b]	2,400	2,398,428

Security	Principal (000s)	Value

4.00%, 03/29/21	$4,725	$5,129,700
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,219,161
Series 2
3.65%, 11/10/21	2,350	2,433,939
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,700	1,760,722
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	2,250	2,233,231
Wyeth LLC
5.95%, 04/01/37	2,403	2,934,576
6.00%, 02/15/36	500	618,283
6.45%, 02/01/24[b]	500	625,726
6.50%, 02/01/34	500	646,413
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,695	1,661,513
4.70%, 02/01/43 (Call 08/01/42)	4,150	4,044,757

		271,600,072
PIPELINES — 0.90%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	3,500	3,215,642
5.75%, 09/15/19	500	534,848
5.88%, 11/15/16	18	18,842
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,637,951
4.15%, 07/01/23 (Call 04/01/23)	4,475	4,430,612
4.35%, 10/15/24 (Call 07/15/24)	1,000	996,445
4.88%, 02/01/21 (Call 11/01/20)	100	105,895
5.85%, 11/15/43 (Call 05/15/43)[b]	1,000	990,746
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	4,050	4,409,114
5.85%, 01/15/41 (Call 07/15/40)	500	586,907
6.00%, 05/15/18[b]	2,500	2,791,436
6.63%, 11/01/37	320	401,306
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)[b]	1,750	1,874,345
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	500	616,586
8.63%, 01/15/22	500	614,814
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[b,d]	650	619,374
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,970,236
5.50%, 09/15/40 (Call 03/15/40)	350	351,509
Series B
6.50%, 04/15/18[b]	1,250	1,390,522
7.50%, 04/15/38	830	981,719
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[b]	2,750	2,651,504
4.50%, 06/10/44 (Call 12/10/43)	1,340	1,173,540
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	250	243,184
4.15%, 10/01/20 (Call 08/01/20)	2,175	2,274,241
4.65%, 06/01/21 (Call 03/01/21)	100	105,866
4.90%, 03/15/35 (Call 09/15/34)	250	235,842
5.15%, 03/15/45 (Call 09/15/44)	3,000	2,798,037
5.20%, 02/01/22 (Call 11/01/21)	1,000	1,070,464
6.50%, 02/01/42 (Call 08/01/41)	4,450	4,823,684
6.70%, 07/01/18	1,000	1,132,671
7.60%, 02/01/24 (Call 11/01/23)	3,000	3,576,856
9.70%, 03/15/19	2,362	2,947,202

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)[b]	$2,000	$2,055,262
5.05%, 04/01/45 (Call 10/01/44)	250	238,243
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	600	605,720
3.35%, 03/15/23 (Call 12/15/22)	5,850	5,863,096
3.70%, 02/15/26 (Call 12/15/25)	1,470	1,479,515
3.75%, 02/15/25 (Call 11/15/24)[b]	1,660	1,680,308
3.90%, 02/15/24 (Call 11/15/23)	1,050	1,082,358
4.85%, 08/15/42 (Call 02/15/42)	4,300	4,269,525
4.85%, 03/15/44 (Call 09/15/43)[b]	2,140	2,127,558
4.90%, 05/15/46 (Call 12/15/45)	470	475,406
5.10%, 02/15/45 (Call 08/15/44)	4,515	4,641,763
5.95%, 02/01/41	475	537,016
6.13%, 10/15/39	50	57,350
6.45%, 09/01/40	150	178,141
Series L
6.30%, 09/15/17	5,515	6,111,138
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	1,500	1,464,346
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,000	997,722
3.50%, 03/01/21 (Call 01/01/21)	500	498,817
3.50%, 09/01/23 (Call 06/01/23)	2,050	1,969,260
3.95%, 09/01/22 (Call 06/01/22)	900	904,583
4.15%, 02/01/24 (Call 11/01/23)	4,000	3,992,284
4.30%, 05/01/24 (Call 02/01/24)	1,000	1,000,288
5.00%, 10/01/21 (Call 07/01/21)	1,500	1,604,075
5.00%, 03/01/43 (Call 09/01/42)	50	45,551
5.30%, 09/15/20	2,235	2,462,149
5.40%, 09/01/44 (Call 03/01/44)	1,130	1,082,317
5.50%, 03/01/44 (Call 09/01/43)	400	389,411
5.95%, 02/15/18[b]	900	982,599
6.00%, 02/01/17	500	532,791
6.50%, 09/01/39[b]	500	529,197
6.55%, 09/15/40	500	532,962
6.85%, 02/15/20	550	639,231
6.95%, 01/15/38	5,422	6,027,670
7.30%, 08/15/33	500	570,295
Kinder Morgan Inc./DE
2.00%, 12/01/17	80	80,042
3.05%, 12/01/19 (Call 11/01/19)	380	382,115
4.30%, 06/01/25 (Call 03/01/25)	2,920	2,932,570
5.05%, 02/15/46 (Call 08/15/45)	1,000	913,285
5.30%, 12/01/34 (Call 06/01/34)	5,390	5,232,336
5.55%, 06/01/45 (Call 12/01/44)	3,505	3,421,304
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	400	362,582
4.20%, 03/15/45 (Call 09/15/44)	150	136,523
4.25%, 02/01/21	2,000	2,133,071
6.40%, 05/01/37	1,250	1,496,854
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,650	1,647,049
3.20%, 09/15/18 (Call 08/15/18)	4,975	5,085,710
3.38%, 10/01/22 (Call 07/01/22)	1,000	951,629
6.13%, 02/01/41 (Call 08/01/40)	2,950	2,952,568
6.65%, 10/01/36	750	783,428
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	2,000	1,969,144
4.90%, 02/15/45 (Call 08/15/44)	1,000	974,274
5.00%, 02/01/21 (Call 11/01/20)	5,175	5,671,244
5.15%, 06/01/42 (Call 12/01/41)	1,050	1,070,290
6.50%, 05/01/18	500	563,076

Security	Principal (000s)	Value

6.65%, 01/15/37	$400	$467,984
8.75%, 05/01/19	250	307,785
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	2,000	2,190,000
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	2,948,383
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	2,540	2,357,938
7.50%, 09/15/38	450	526,648
8.00%, 10/01/19	1,900	2,286,211
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,250	1,282,119
3.50%, 03/15/25 (Call 12/15/24)[b]	2,000	1,963,108
4.50%, 03/15/45 (Call 09/15/44)[b]	2,000	1,878,955
4.60%, 06/15/21 (Call 03/15/21)	742	799,969
5.95%, 09/25/43 (Call 03/25/43)	50	55,976
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	11	11,571
5.35%, 05/15/45 (Call 11/15/44)[b]	500	484,231
6.10%, 02/15/42	1,500	1,556,958
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	1,000	984,222
4.65%, 06/15/21 (Call 03/15/21)	550	578,040
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	500	603,393
7.50%, 04/01/17	2,800	3,074,236
TransCanada PipeLines Ltd.
1.88%, 01/12/18	1,270	1,279,768
2.50%, 08/01/22[b]	1,650	1,584,094
3.75%, 10/16/23 (Call 07/16/23)	1,750	1,802,439
3.80%, 10/01/20[b]	1,015	1,079,686
4.63%, 03/01/34 (Call 12/01/33)[b]	1,875	1,923,793
5.85%, 03/15/36	500	574,467
6.10%, 06/01/40	2,000	2,393,508
6.50%, 08/15/18	400	456,633
7.13%, 01/15/19	1,778	2,083,578
7.25%, 08/15/38	100	133,585
7.63%, 01/15/39	2,044	2,848,149
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,822,847
5.38%, 06/01/21 (Call 03/01/21)	1,700	1,877,359
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	450	438,415
4.55%, 06/24/24 (Call 03/24/24)	1,355	1,385,035
5.75%, 06/24/44 (Call 12/24/43)	500	507,212
7.50%, 01/15/31	500	576,563
7.88%, 09/01/21	3,400	4,182,108
8.75%, 03/15/32[b]	1,619	2,062,132
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	350	360,380
4.00%, 09/15/25 (Call 06/15/25)[b]	50	49,143
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,530,606
4.30%, 03/04/24 (Call 12/04/23)	1,875	1,915,731
4.90%, 01/15/45 (Call 10/15/44)	1,250	1,146,452
5.25%, 03/15/20	1,175	1,305,070
5.80%, 11/15/43 (Call 05/15/43)[b]	600	609,385
6.30%, 04/15/40	2,870	3,090,254
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	2,000	2,025,000
4.88%, 03/15/24 (Call 03/15/19)	2,750	2,777,500
6.13%, 07/15/22 (Call 01/15/17)	2,500	2,687,500

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17[b]	$2,300	$2,509,674

		223,334,774
REAL ESTATE — 0.01%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	500	503,430
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	507,650
5.88%, 06/15/17	500	542,934
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)[b]	500	511,528

		2,065,542
REAL ESTATE INVESTMENT TRUSTS — 0.66%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	1,000	997,179
3.90%, 06/15/23 (Call 03/15/23)	500	505,842
American Tower Corp.
3.40%, 02/15/19	2,265	2,339,494
3.45%, 09/15/21	500	500,962
3.50%, 01/31/23	1,550	1,495,631
4.50%, 01/15/18	1,525	1,624,987
4.70%, 03/15/22	2,900	3,043,034
5.00%, 02/15/24	3,750	4,004,383
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	491,528
3.45%, 06/01/25 (Call 03/03/25)	1,150	1,163,701
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,799,928
4.20%, 12/15/23 (Call 09/16/23)	250	268,160
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	700	723,343
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	2,700	2,689,974
3.70%, 11/15/18 (Call 08/15/18)	2,000	2,119,591
3.80%, 02/01/24 (Call 11/01/23)	1,000	1,036,770
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	100	100,345
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	500	486,895
4.25%, 01/15/24 (Call 10/15/23)[b]	1,150	1,216,742
4.63%, 06/15/21 (Call 03/15/21)	122	133,041
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	3,500	3,668,098
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	2,250	2,160,040
3.70%, 06/15/21 (Call 04/15/21)	2,000	2,003,693
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	500	529,551
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	3,500	3,434,943
3.50%, 01/15/21 (Call 11/15/20)	20	20,434
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	3,350	3,313,483
5.25%, 03/15/21 (Call 12/15/20)	1,500	1,661,754
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,811,597
4.38%, 06/15/22 (Call 03/15/22)	1,200	1,281,974
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	1,000	1,004,128

Security	Principal (000s)	Value

Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	$100	$100,340
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[b]	50	49,839
4.50%, 07/01/44 (Call 01/01/44)[b]	2,000	2,056,249
4.50%, 06/01/45 (Call 12/01/44)	575	593,374
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,420,627
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)[b]	250	255,854
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)[b]	200	192,063
4.00%, 06/01/25 (Call 03/01/25)	2,800	2,812,306
4.25%, 11/15/23 (Call 08/15/23)	2,000	2,070,672
5.38%, 02/01/21 (Call 11/03/20)	4,640	5,183,961
5.63%, 05/01/17	2,025	2,181,076
Health Care REIT Inc.
3.63%, 03/15/16	200	204,098
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,704,713
4.95%, 01/15/21 (Call 10/15/20)[b]	2,200	2,421,142
5.13%, 03/15/43 (Call 09/15/42)	850	898,758
6.50%, 03/15/41 (Call 09/15/40)	3,025	3,774,590
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	500	495,740
5.75%, 01/15/21	1,100	1,236,311
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,750	2,767,526
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	250	254,377
4.50%, 03/15/25 (Call 09/15/24)	500	505,801
5.00%, 08/15/22 (Call 02/15/22)	3,800	4,022,241
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	2,255	2,285,026
5.88%, 06/15/19 (Call 06/15/15)	500	515,000
Series D
3.75%, 10/15/23 (Call 07/15/23)[b]	1,625	1,625,439
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	2,875	3,085,790
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	500	510,154
4.25%, 04/01/45 (Call 10/01/44)[b]	3,000	2,776,562
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,172,220
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	200	200,340
3.15%, 05/15/23 (Call 02/15/23)	2,500	2,261,333
4.50%, 04/18/22 (Call 01/18/22)	1,750	1,750,386
7.75%, 08/15/19	2,010	2,318,683
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	2,500	2,622,999
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	500	511,373
5.50%, 07/15/21 (Call 04/15/21)	700	790,966
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[b,d]	50	49,113
4.95%, 04/01/24 (Call 01/01/24)[b]	1,500	1,564,303
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	1,750	1,852,146
4.50%, 08/15/17[b]	1,800	1,910,688
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,650,539
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	2,000	2,154,085
5.75%, 01/15/21 (Call 10/15/20)	75	85,503
Senior Housing Properties Trust

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.25%, 05/01/19 (Call 02/01/19)	$1,000	$1,011,576
4.75%, 05/01/24 (Call 11/01/23)	2,500	2,570,457
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	2,050	2,012,863
4.38%, 03/01/21 (Call 12/01/20)	10,000	11,045,985
4.75%, 03/15/42 (Call 09/15/41)[b]	2,000	2,144,933
5.65%, 02/01/20 (Call 11/01/19)[b]	5,170	5,948,532
6.75%, 02/01/40 (Call 11/01/39)	100	134,264
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	2,300	2,362,064
UDR Inc.
4.25%, 06/01/18	1,550	1,652,307
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,622,456
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	4,050	4,284,072
4.75%, 06/01/21 (Call 03/01/21)	1,650	1,812,023
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	1,000	1,097,474
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,750	1,897,067
Weyerhaeuser Co.
6.88%, 12/15/33	2,990	3,667,532
7.38%, 03/15/32	1,975	2,519,917

		165,309,053
RETAIL — 0.82%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,250	1,324,798
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,056,756
AutoZone Inc.
1.30%, 01/13/17	1,075	1,077,427
3.13%, 07/15/23 (Call 04/15/23)	1,000	987,871
3.25%, 04/15/25 (Call 01/15/25)	1,295	1,277,090
3.70%, 04/15/22 (Call 01/15/22)[b]	500	517,955
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	915	931,516
5.17%, 08/01/44 (Call 02/01/44)[b]	450	463,486
Costco Wholesale Corp.
1.70%, 12/15/19	4,500	4,493,121
2.25%, 02/15/22	680	670,988
5.50%, 03/15/17	1,700	1,840,708
CVS Health Corp.
1.20%, 12/05/16	1,300	1,305,286
2.25%, 12/05/18 (Call 11/05/18)	750	762,597
2.25%, 08/12/19 (Call 07/12/19)	2,500	2,518,125
2.75%, 12/01/22 (Call 09/01/22)	1,700	1,666,476
3.38%, 08/12/24 (Call 05/12/24)	2,500	2,515,160
4.00%, 12/05/23 (Call 09/05/23)[b]	1,250	1,317,842
4.75%, 05/18/20 (Call 11/18/19)	2,050	2,266,936
5.75%, 06/01/17	500	544,842
6.13%, 09/15/39	1,995	2,481,967
6.25%, 06/01/27	500	620,117
Darden Restaurants Inc.
6.45%, 10/15/17	1,250	1,357,612
7.05%, 10/15/37	150	183,755
Dollar General Corp.
4.13%, 07/15/17	50	52,272
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,700	3,091,449
Home Depot Inc. (The)
2.00%, 06/15/19	1,350	1,363,100
2.25%, 09/10/18 (Call 08/10/18)	200	205,141

Security	Principal (000s)	Value

3.75%, 02/15/24 (Call 11/15/23)[b]	$2,000	$2,121,091
4.20%, 04/01/43 (Call 10/01/42)	3,300	3,295,910
4.25%, 04/01/46	1,000	1,007,315
4.40%, 04/01/21 (Call 01/01/21)	7,600	8,412,832
4.40%, 03/15/45 (Call 09/15/44)	410	420,408
5.40%, 03/01/16	3,112	3,226,640
5.88%, 12/16/36	2,290	2,820,021
5.95%, 04/01/41 (Call 10/01/40)	2,765	3,465,996
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	316,517
4.75%, 12/15/23 (Call 09/15/23)	3,250	3,528,958
6.00%, 01/15/33	100	108,338
6.88%, 12/15/37	500	616,732
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[b]	1,750	1,770,015
3.75%, 04/15/21 (Call 01/15/21)[b]	2,000	2,139,578
3.80%, 11/15/21 (Call 08/15/21)[b]	650	693,865
4.65%, 04/15/42 (Call 10/15/41)	550	585,808
5.00%, 09/15/43 (Call 03/15/43)	225	252,455
5.13%, 11/15/41 (Call 05/15/41)	2,000	2,257,379
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,437,313
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[b]	2,000	2,042,067
3.88%, 01/15/22 (Call 10/15/21)[b]	1,750	1,845,906
4.50%, 12/15/34 (Call 06/15/34)[b]	1,000	1,004,130
5.13%, 01/15/42 (Call 07/15/41)	750	803,826
5.90%, 12/01/16	2,700	2,891,089
6.38%, 03/15/37	1,900	2,355,579
6.65%, 07/15/24	250	305,645
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	2,675	2,675,611
2.63%, 01/15/22[b]	2,250	2,240,321
3.38%, 05/26/25 (Call 02/26/25)	1,400	1,409,167
3.70%, 02/15/42	3,175	2,842,721
4.60%, 05/26/45 (Call 11/26/44)	920	939,883
5.35%, 03/01/18	2,202	2,429,927
5.80%, 10/15/17	200	220,714
6.30%, 10/15/37	500	608,605
6.30%, 03/01/38[b]	1,500	1,828,877
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,800	1,940,187
4.75%, 05/01/20[b]	3,100	3,464,103
5.00%, 01/15/44 (Call 07/15/43)	450	498,157
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,803,998
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,205,369
QVC Inc.
3.13%, 04/01/19	200	201,146
5.13%, 07/02/22	2,200	2,300,735
5.45%, 08/15/34 (Call 02/15/34)[b]	2,000	1,893,383
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	250	251,529
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	3,000	2,957,660
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	1,025	1,040,576
3.85%, 10/01/23 (Call 07/01/23)	1,500	1,619,300
Target Corp.
2.30%, 06/26/19	1,000	1,014,993
2.90%, 01/15/22[b]	1,500	1,529,381
3.50%, 07/01/24	1,000	1,040,603
4.00%, 07/01/42[b]	170	165,671
7.00%, 01/15/38	6,032	8,375,309

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	$450	$441,903
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	975	944,346
6.95%, 04/15/19	232	273,959
Wal-Mart Stores Inc.
1.95%, 12/15/18	8,400	8,546,320
2.55%, 04/11/23 (Call 01/11/23)	1,020	1,010,919
2.80%, 04/15/16	7,400	7,550,227
3.30%, 04/22/24 (Call 01/22/24)[b]	4,320	4,479,374
4.00%, 04/11/43 (Call 10/11/42)	3,000	2,956,521
4.25%, 04/15/21[b]	2,624	2,905,768
4.30%, 04/22/44 (Call 10/22/43)	900	924,282
4.75%, 10/02/43 (Call 04/02/43)	6,929	7,590,036
5.00%, 10/25/40	1,800	2,036,466
5.38%, 04/05/17	1,000	1,083,232
5.63%, 04/01/40	225	274,235
5.63%, 04/15/41	278	340,259
5.80%, 02/15/18[b]	1,050	1,177,484
6.50%, 08/15/37[b]	8,897	11,883,437
Walgreen Co.
1.80%, 09/15/17	1,000	1,007,880
3.10%, 09/15/22	3,815	3,754,598
4.40%, 09/15/42	50	46,847
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	1,200	1,215,135
4.50%, 11/18/34 (Call 05/18/34)	4,610	4,540,930
4.80%, 11/18/44 (Call 05/18/44)	937	927,157
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)[b]	1,300	1,324,038
3.88%, 11/01/20 (Call 08/01/20)[b]	900	934,595
3.88%, 11/01/23 (Call 08/01/23)	1,250	1,248,091
6.88%, 11/15/37	1,250	1,485,016

		205,020,787
SAVINGS & LOANS — 0.02%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)[b]	500	503,315
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)[b]	3,175	3,283,205
4.63%, 04/19/16	550	567,366

		4,353,886
SEMICONDUCTORS — 0.21%
Altera Corp.
2.50%, 11/15/18	1,500	1,526,260
4.10%, 11/15/23	650	682,887
Applied Materials Inc.
2.65%, 06/15/16	250	254,570
4.30%, 06/15/21	800	872,503
5.85%, 06/15/41	1,600	1,862,053
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)[b]	2,500	2,423,263
2.70%, 11/01/18[b]	900	921,200
4.50%, 08/01/34 (Call 02/01/34)[b]	1,130	1,148,935
Intel Corp.
1.35%, 12/15/17	11,235	11,241,020
1.95%, 10/01/16	950	966,004
2.70%, 12/15/22[b]	3,250	3,239,840
3.30%, 10/01/21[b]	5,670	5,979,967
4.00%, 12/15/32	600	594,958

Security	Principal (000s)	Value

4.25%, 12/15/42[b]	$475	$469,866
4.80%, 10/01/41	1,329	1,407,610
KLA-Tencor Corp.
2.38%, 11/01/17	255	257,976
3.38%, 11/01/19 (Call 10/01/19)	190	196,668
4.65%, 11/01/24 (Call 08/01/24)[b]	1,860	1,898,146
5.65%, 11/01/34 (Call 07/01/34)[b]	625	645,919
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	565	565,152
Maxim Integrated Products Inc.
2.50%, 11/15/18	950	957,114
QUALCOMM Inc.
1.40%, 05/18/18	1,605	1,605,311
2.25%, 05/20/20	525	527,087
3.00%, 05/20/22	1,250	1,257,406
3.45%, 05/20/25 (Call 02/20/25)	1,500	1,497,967
4.65%, 05/20/35 (Call 11/20/34)	1,000	1,004,211
4.80%, 05/20/45 (Call 11/20/44)	1,000	998,819
Texas Instruments Inc.
0.88%, 03/12/17	500	498,649
1.65%, 08/03/19	200	198,677
1.75%, 05/01/20 (Call 04/01/20)	2,000	1,973,442
2.38%, 05/16/16	2,700	2,747,594
2.75%, 03/12/21 (Call 02/12/21)	1,150	1,176,539
Xilinx Inc.
2.13%, 03/15/19	225	225,895
3.00%, 03/15/21	200	205,734

		52,029,242
SOFTWARE — 0.39%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	810	806,905
Autodesk Inc.
1.95%, 12/15/17	875	880,880
3.60%, 12/15/22 (Call 09/15/22)	500	499,795
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,500	1,575,009
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	3,710	3,900,847
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	1,000	1,036,431
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,493,252
3.50%, 04/15/23 (Call 01/15/23)	500	496,716
Fiserv Inc.
3.13%, 06/15/16	125	128,345
3.50%, 10/01/22 (Call 07/01/22)	2,250	2,291,600
4.75%, 06/15/21	1,000	1,106,754
Intuit Inc.
5.75%, 03/15/17	3,207	3,444,929
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	1,000	1,004,626
2.13%, 11/15/22	1,000	974,892
2.38%, 05/01/23 (Call 02/01/23)[b]	1,200	1,178,576
2.70%, 02/12/25 (Call 11/12/24)[b]	590	577,816
3.50%, 02/12/35 (Call 08/12/34)[b]	5,965	5,601,747
3.50%, 11/15/42	1,500	1,337,174
3.63%, 12/15/23 (Call 09/15/23)	1,725	1,843,340
3.75%, 02/12/45 (Call 08/12/44)[b]	4,200	3,895,990
4.00%, 02/08/21[b]	3,750	4,120,389
4.00%, 02/12/55 (Call 08/12/54)	630	580,947
4.20%, 06/01/19	3,610	3,965,637

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.50%, 10/01/40	$1,200	$1,275,654
4.88%, 12/15/43 (Call 06/15/43)	500	555,526
5.20%, 06/01/39[b]	2,900	3,351,547
5.30%, 02/08/41	500	584,383
Oracle Corp.
1.20%, 10/15/17	8,565	8,575,285
2.25%, 10/08/19	200	202,196
2.38%, 01/15/19	275	281,149
2.50%, 10/15/22	4,700	4,629,387
2.95%, 05/15/25 (Call 02/15/25)	1,000	983,500
3.25%, 05/15/30 (Call 02/15/30)	5,000	4,819,000
3.40%, 07/08/24 (Call 04/08/24)	400	410,601
3.63%, 07/15/23	550	578,818
3.90%, 05/15/35 (Call 11/15/34)	1,000	969,400
4.13%, 05/15/45 (Call 11/15/44)	1,000	967,900
4.30%, 07/08/34 (Call 01/08/34)	3,384	3,459,222
4.38%, 05/15/55 (Call 11/15/54)	1,000	964,900
5.00%, 07/08/19[b]	2,025	2,266,070
5.25%, 01/15/16[b]	3,432	3,537,362
5.38%, 07/15/40	4,704	5,375,474
5.75%, 04/15/18	3,710	4,157,888
6.13%, 07/08/39	2,720	3,367,249
6.50%, 04/15/38	3,250	4,157,233

		98,212,341
TELECOMMUNICATIONS — 1.47%
America Movil SAB de CV
2.38%, 09/08/16	700	710,428
3.13%, 07/16/22	1,850	1,866,343
4.38%, 07/16/42[b]	2,750	2,672,240
5.00%, 03/30/20	7,600	8,523,562
6.13%, 11/15/37	1,750	2,099,755
6.13%, 03/30/40[b]	1,250	1,507,777
6.38%, 03/01/35	50	60,642
AT&T Inc.
1.70%, 06/01/17	3,405	3,425,184
2.30%, 03/11/19[b]	500	503,332
2.40%, 08/15/16	8,000	8,119,471
2.45%, 06/30/20 (Call 05/30/20)	855	847,082
2.95%, 05/15/16	4,832	4,921,445
3.00%, 02/15/22[b]	300	297,899
3.00%, 06/30/22 (Call 04/30/22)	1,240	1,222,355
3.40%, 05/15/25 (Call 02/15/25)	2,500	2,433,000
3.88%, 08/15/21	4,820	5,038,908
3.90%, 03/11/24 (Call 12/11/23)[b]	4,000	4,130,142
4.35%, 06/15/45 (Call 12/15/44)	12,200	11,030,751
4.45%, 05/15/21	5,020	5,409,933
4.50%, 05/15/35 (Call 11/15/34)	1,740	1,659,090
4.75%, 05/15/46 (Call 11/15/45)	925	875,328
4.80%, 06/15/44 (Call 12/15/43)	1,640	1,580,908
5.35%, 09/01/40	4,100	4,239,914
5.50%, 02/01/18	80	87,928
5.55%, 08/15/41	5,780	6,164,222
6.15%, 09/15/34[b]	750	853,136
6.40%, 05/15/38	1,500	1,746,834
6.45%, 06/15/34	500	589,219
6.50%, 09/01/37	1,750	2,053,515
6.55%, 02/15/39	1,015	1,203,887
BellSouth Capital Funding Corp.
7.88%, 02/15/30	500	647,996
BellSouth Corp.
6.00%, 11/15/34[b]	2,500	2,683,148

Security	Principal (000s)	Value

6.55%, 06/15/34[b]	$1,500	$1,696,365
British Telecommunications PLC
2.35%, 02/14/19	2,725	2,758,340
5.95%, 01/15/18	900	1,000,045
9.63%, 12/15/30	2,570	4,040,226
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,000	1,000,161
Cisco Systems Inc.
1.10%, 03/03/17[b]	2,150	2,161,276
3.63%, 03/04/24[b]	2,900	3,048,627
4.45%, 01/15/20	3,650	4,048,810
5.50%, 01/15/40	1,980	2,322,786
5.90%, 02/15/39	1,530	1,861,126
Corning Inc.
4.75%, 03/15/42[b]	1,825	1,890,462
5.75%, 08/15/40	1,750	2,043,290
Deutsche Telekom International Finance BV
6.00%, 07/08/19	300	346,201
6.75%, 08/20/18	750	866,274
8.75%, 06/15/30	6,443	9,442,298
9.25%, 06/01/32	50	78,432
Embarq Corp.
7.08%, 06/01/16	3,032	3,192,241
8.00%, 06/01/36	3,400	3,918,500
Harris Corp.
2.00%, 04/27/18	435	435,311
3.83%, 04/27/25 (Call 01/27/25)	110	109,870
4.40%, 12/15/20	1,950	2,123,120
4.85%, 04/27/35 (Call 10/27/34)	530	525,743
5.05%, 04/27/45 (Call 10/27/44)	240	239,497
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[b]	200	202,458
4.50%, 03/15/24[b]	2,000	2,051,579
4.60%, 03/15/21	1,900	2,027,546
5.95%, 03/15/41	1,225	1,297,332
Motorola Solutions Inc.
3.50%, 03/01/23	2,600	2,540,079
3.75%, 05/15/22	1,950	1,962,323
4.00%, 09/01/24[b]	1,000	996,423
5.50%, 09/01/44	500	484,597
7.50%, 05/15/25	1,000	1,229,880
New Cingular Wireless Services Inc.
8.75%, 03/01/31	1,000	1,407,032
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	401,353
Orange SA
2.75%, 09/14/16	3,050	3,116,890
2.75%, 02/06/19	4,100	4,218,079
5.38%, 07/08/19	4,063	4,572,271
5.38%, 01/13/42	1,250	1,355,841
9.00%, 03/01/31	2,070	3,050,251
Pacific Bell Telephone Co.
7.13%, 03/15/26	4,500	5,589,521
Qwest Corp.
6.75%, 12/01/21	3,115	3,504,375
6.88%, 09/15/33 (Call 06/29/15)	1,750	1,760,938
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	4,625	4,820,267
5.45%, 10/01/43 (Call 04/01/43)	1,775	1,957,626
6.80%, 08/15/18	3,220	3,711,212
7.50%, 08/15/38	300	414,302
Telefonica Emisiones SAU
3.19%, 04/27/18	5,000	5,178,373

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.99%, 02/16/16	$2,300	$2,346,550
5.13%, 04/27/20[b]	3,000	3,338,405
5.46%, 02/16/21[b]	2,850	3,221,038
7.05%, 06/20/36[b]	3,254	4,165,562
Verizon Communications Inc.
2.00%, 11/01/16	4,075	4,133,413
2.55%, 06/17/19[b]	22,325	22,673,266
3.45%, 03/15/21	450	466,370
3.50%, 11/01/21	700	722,134
3.50%, 11/01/24 (Call 08/01/24)[b]	1,000	1,004,213
3.65%, 09/14/18	7,575	8,001,840
3.85%, 11/01/42 (Call 05/01/42)	900	767,028
4.15%, 03/15/24 (Call 12/15/23)	500	526,217
4.40%, 11/01/34 (Call 05/01/34)	1,500	1,450,961
4.50%, 09/15/20	850	926,435
4.60%, 04/01/21[b]	3,250	3,554,452
5.01%, 08/21/54	4,500	4,324,257
5.05%, 03/15/34 (Call 12/15/33)	4,250	4,417,896
5.15%, 09/15/23	4,005	4,502,409
5.50%, 02/15/18	1,000	1,099,390
5.85%, 09/15/35	1,000	1,128,482
6.00%, 04/01/41	1,750	1,994,540
6.10%, 04/15/18	1,500	1,678,683
6.25%, 04/01/37	250	292,418
6.35%, 04/01/19	2,513	2,895,769
6.40%, 09/15/33	15,450	18,441,092
6.40%, 02/15/38[b]	200	236,901
6.55%, 09/15/43	24,050	29,501,575
7.35%, 04/01/39	600	779,231
7.75%, 12/01/30	13,692	18,701,466
Verizon Florida LLC Series E
6.86%, 02/01/28[b]	750	796,564
Verizon Maryland LLC Series B
5.13%, 06/15/33[b]	1,750	1,711,213
Verizon New England Inc.
7.88%, 11/15/29	250	313,961
Vodafone Group PLC
1.25%, 09/26/17	300	296,749
1.50%, 02/19/18	100	99,015
2.50%, 09/26/22	2,900	2,661,676
2.95%, 02/19/23[b]	2,520	2,354,316
4.38%, 02/19/43[b]	4,675	4,088,573
4.63%, 07/15/18[b]	3,250	3,499,407
5.63%, 02/27/17	7,247	7,741,388

		367,059,778
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	685	697,727
6.15%, 08/15/36	27	33,395
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,750	1,772,997

		2,504,119
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[b]	205	205,384
5.10%, 05/15/44 (Call 11/15/43)	2,629	2,649,708
Mattel Inc.

Security	Principal (000s)	Value

2.50%, 11/01/16	$150	$152,351
3.15%, 03/15/23 (Call 12/15/22)[b]	2,025	1,977,506
4.35%, 10/01/20[b]	400	426,720
5.45%, 11/01/41 (Call 05/01/41)	2,800	2,812,502
6.20%, 10/01/40	7	7,719

		8,231,890
TRANSPORTATION — 0.46%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)[b]	300	300,480
3.05%, 09/01/22 (Call 06/01/22)	2,050	2,082,874
3.40%, 09/01/24 (Call 06/01/24)	7,450	7,603,073
3.60%, 09/01/20 (Call 06/01/20)	500	530,896
3.85%, 09/01/23 (Call 06/01/23)	800	847,100
4.15%, 04/01/45 (Call 10/01/44)	495	473,133
4.55%, 09/01/44 (Call 03/01/44)	1,775	1,810,093
4.70%, 10/01/19	3,600	3,999,062
4.90%, 04/01/44 (Call 10/01/43)	3,240	3,474,728
5.15%, 09/01/43 (Call 03/01/43)	100	111,130
5.75%, 03/15/18	550	614,026
5.75%, 05/01/40 (Call 11/01/39)	200	239,229
6.15%, 05/01/37[b]	3,403	4,303,429
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	3,300	3,209,878
2.85%, 12/15/21 (Call 09/15/21)	950	970,079
2.95%, 11/21/24 (Call 08/21/24)	2,610	2,634,014
3.50%, 11/15/42 (Call 05/15/42)	500	458,767
5.55%, 03/01/19	3,600	4,078,197
6.90%, 07/15/28	100	137,104
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	1,800	1,750,080
5.95%, 05/15/37	248	303,056
7.13%, 10/15/31	2,250	2,985,944
7.25%, 05/15/19	1,000	1,189,663
Con–way Inc.
6.70%, 05/01/34	2,000	2,183,812
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[b]	750	764,703
3.70%, 10/30/20 (Call 07/30/20)[b]	450	479,043
3.95%, 05/01/50 (Call 11/01/49)	1,000	915,497
4.50%, 08/01/54 (Call 02/01/54)	250	246,927
6.00%, 10/01/36	5,832	7,125,909
6.22%, 04/30/40	100	125,475
FedEx Corp.
2.63%, 08/01/22	2,900	2,853,083
3.20%, 02/01/25	1,000	989,609
3.90%, 02/01/35[b]	1,785	1,682,294
4.00%, 01/15/24[b]	1,000	1,060,913
4.10%, 02/01/45[b]	1,125	1,046,863
4.90%, 01/15/34[b]	2,225	2,360,237
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	1,500	1,565,933
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)	700	678,951
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)[b]	3,700	3,727,312
3.25%, 12/01/21 (Call 09/01/21)	2,000	2,072,823
3.85%, 01/15/24 (Call 10/15/23)[b]	3,000	3,152,118
4.45%, 06/15/45	1,000	1,006,985
4.84%, 10/01/41	4,157	4,413,268
7.25%, 02/15/31	450	599,346

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	$750	$770,241
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,650	1,684,501
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,786,188
2.50%, 05/11/20 (Call 04/11/20)	405	406,026
2.55%, 06/01/19 (Call 05/01/19)	750	758,535
2.65%, 03/02/20 (Call 02/02/20)	240	242,260
3.50%, 06/01/17	700	729,198
3.60%, 03/01/16[b]	1,000	1,020,339
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	150	153,586
3.38%, 02/01/35 (Call 08/01/34)	140	130,562
3.75%, 03/15/24 (Call 12/15/23)	1,825	1,942,133
3.88%, 02/01/55 (Call 08/01/54)	395	363,346
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,451,528
4.15%, 01/15/45 (Call 07/15/44)	1,000	1,003,775
4.16%, 07/15/22 (Call 04/15/22)	1,000	1,098,045
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,524,397
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,096,511
4.75%, 12/15/43 (Call 06/15/43)	1,700	1,871,847
4.82%, 02/01/44 (Call 08/01/43)	50	55,652
United Parcel Service Inc.
2.45%, 10/01/22	5,415	5,380,298
3.13%, 01/15/21[b]	825	864,464
3.63%, 10/01/42	525	494,318
5.13%, 04/01/19	1,220	1,373,674
5.50%, 01/15/18	500	554,324
6.20%, 01/15/38	1,846	2,376,118

		114,289,002
TRUCKING & LEASING — 0.03%
GATX Corp.
1.25%, 03/04/17	500	498,195
2.38%, 07/30/18	16	16,171
2.50%, 03/15/19	3,230	3,247,980
2.50%, 07/30/19	750	751,904
3.25%, 03/30/25 (Call 12/30/24)	1,000	975,516
3.50%, 07/15/16	1,000	1,025,231
3.90%, 03/30/23	500	517,178
4.75%, 06/15/22	750	810,651
4.85%, 06/01/21	600	660,014

		8,502,840
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	1,750	1,779,023
4.30%, 12/01/42 (Call 06/01/42)	2,250	2,225,870

		4,004,893

TOTAL CORPORATE BONDS & NOTES (Cost: $6,102,008,501)		6,237,447,164

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.65%

BRAZIL — 0.19%
Brazilian Government International Bond
2.63%, 01/05/23[b]	5,500	4,985,750
4.25%, 01/07/25[b]	4,631	4,561,535
4.88%, 01/22/21[b]	4,100	4,366,500

Security	Principal (000s)	Value

5.63%, 01/07/41[b]	$7,150	$7,282,275
5.88%, 01/15/19[b]	2,760	3,080,160
7.13%, 01/20/37[b]	7,592	9,129,380
8.00%, 01/15/18	1,062	1,152,632
8.25%, 01/20/34[b]	1,500	1,953,750
8.75%, 02/04/25	1,000	1,340,000
8.88%, 04/15/24	500	672,500
10.13%, 05/15/27[b]	3,750	5,700,000
11.00%, 08/17/40 (Call 08/17/15)	2,600	2,665,000

		46,889,482
CANADA — 0.45%
Canada Government International Bond
0.88%, 02/14/17	5,150	5,173,582
1.63%, 02/27/19	4,000	4,052,954
Export Development Canada
0.63%, 12/15/16[b]	4,000	4,003,455
0.75%, 12/15/17[b]	6,000	5,980,394
1.00%, 05/15/17	200	201,089
Province of British Columbia Canada
1.20%, 04/25/17	8,850	8,930,052
2.10%, 05/18/16	3,000	3,047,762
2.65%, 09/22/21[b]	2,000	2,083,883
Province of Manitoba Canada
1.13%, 06/01/18[b]	8,650	8,640,937
3.05%, 05/14/24	750	786,915
Province of Ontario Canada
1.20%, 02/14/18[b]	2,500	2,505,906
1.65%, 09/27/19[b]	29,150	29,219,488
2.00%, 09/27/18[b]	8,425	8,612,819
2.00%, 01/30/19	100	102,075
2.30%, 05/10/16	3,425	3,483,660
3.00%, 07/16/18	3,100	3,265,372
3.15%, 12/15/17[b]	3,000	3,158,572
4.40%, 04/14/20[b]	520	583,910
Province of Quebec Canada
2.88%, 10/16/24	6,500	6,721,982
7.50%, 09/15/29	7,527	11,131,239

		111,686,046
CHILE — 0.03%
Chile Government International Bond
2.25%, 10/30/22[b]	500	493,750
3.13%, 03/27/25[b]	500	511,750
3.25%, 09/14/21[b]	3,050	3,248,250
3.63%, 10/30/42[b]	350	329,875
3.88%, 08/05/20[b]	3,250	3,534,375

		8,118,000
COLOMBIA — 0.14%
Colombia Government International Bond
4.38%, 07/12/21[b]	9,948	10,520,010
5.63%, 02/26/44 (Call 08/26/43)	5,322	5,747,760
6.13%, 01/18/41[b]	3,216	3,677,496
7.38%, 01/27/17	3,500	3,832,500
7.38%, 03/18/19	3,550	4,162,375
7.38%, 09/18/37	4,200	5,449,500
8.13%, 05/21/24[b]	750	984,375

		34,374,016

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

GERMANY — 0.06%
FMS Wertmanagement AoeR
1.13%, 10/14/16	$5,000	$5,038,724
1.13%, 09/05/17	10,000	10,061,122

		15,099,846
ISRAEL — 0.02%
Israel Government International Bond
4.50%, 01/30/43	2,000	2,070,000
5.13%, 03/26/19	3,000	3,393,750

		5,463,750
ITALY — 0.07%
Italy Government International Bond
5.25%, 09/20/16	8,542	9,010,315
6.88%, 09/27/23	7,000	8,944,818

		17,955,133
JAPAN — 0.08%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	8,600	8,716,459
3.00%, 05/29/24	5,000	5,264,444
Japan Finance Corp.
2.13%, 02/07/19	5,000	5,122,089

		19,102,992
MEXICO — 0.24%
Mexico Government International Bond
3.63%, 03/15/22[b]	11,150	11,412,025
4.00%, 10/02/23[b]	4,568	4,750,720
4.60%, 01/23/46	3,000	2,955,000
4.75%, 03/08/44	11,634	11,663,086
5.13%, 01/15/20[b]	3,334	3,712,409
5.55%, 01/21/45[b]	5,350	6,018,750
5.63%, 01/15/17	3,802	4,073,843
5.95%, 03/19/19	1,500	1,698,750
6.05%, 01/11/40	2,200	2,622,400
6.75%, 09/27/34	7,118	9,342,375
7.50%, 04/08/33	1,000	1,415,000

		59,664,358
PANAMA — 0.05%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	4,000	4,100,000
5.20%, 01/30/20[b]	700	771,750
6.70%, 01/26/36[b]	5,100	6,515,250

		11,387,000
PERU — 0.07%
Peruvian Government International Bond
5.63%, 11/18/50	1,250	1,475,000
6.55%, 03/14/37	4,738	6,159,400
7.13%, 03/30/19	4,830	5,699,399
8.75%, 11/21/33	3,000	4,665,000

		17,998,799

Security	Principal (000s)	Value

PHILIPPINES — 0.16%
Philippine Government International Bond
3.95%, 01/20/40[b]	$5,300	$5,545,125
4.00%, 01/15/21[b]	5,840	6,380,200
4.20%, 01/21/24[b]	16,150	17,987,062
6.38%, 10/23/34[b]	4,125	5,728,594
6.50%, 01/20/20[b]	1,000	1,192,500
8.38%, 06/17/19	3,000	3,738,000
9.50%, 02/02/30	100	167,125

		40,738,606
POLAND — 0.07%
Poland Government International Bond
3.00%, 03/17/23[b]	700	699,272
4.00%, 01/22/24[b]	4,168	4,470,180
5.00%, 03/23/22[b]	4,575	5,164,992
6.38%, 07/15/19	5,000	5,841,350

		16,175,794
SOUTH AFRICA — 0.05%
South Africa Government International Bond
4.67%, 01/17/24[b]	1,100	1,148,125
5.38%, 07/24/44	2,000	2,085,000
5.50%, 03/09/20[b]	5,500	6,036,250
6.25%, 03/08/41	2,750	3,255,313

		12,524,688
SOUTH KOREA — 0.10%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	5,006,971
2.88%, 09/17/18	4,000	4,128,142
3.25%, 08/12/26	5,900	6,007,620
4.00%, 01/11/17[b]	2,000	2,085,557
5.00%, 04/11/22	250	285,346
5.13%, 06/29/20	250	283,671
Republic of Korea
3.88%, 09/11/23	200	219,562
4.13%, 06/10/44[b]	2,736	3,140,169
7.13%, 04/16/19	3,000	3,594,120

		24,751,158
SUPRANATIONAL — 1.56%
African Development Bank
0.88%, 03/15/18	2,000	1,993,111
1.25%, 09/02/16[b]	5,000	5,043,511
1.63%, 10/02/18	2,000	2,030,306
2.38%, 09/23/21[b]	2,917	3,010,647
Asian Development Bank
0.50%, 06/20/16	4,200	4,201,604
1.13%, 03/15/17[b]	400	403,303
1.38%, 03/23/20[b]	4,500	4,468,301
1.50%, 09/28/18[b]	5,000	5,059,968
1.75%, 03/21/19[b]	2,150	2,185,688
1.88%, 02/18/22	10,200	10,181,777
6.22%, 08/15/27	4,000	5,457,546
Corp. Andina de Fomento
1.50%, 08/08/17	210	211,772
3.75%, 01/15/16	2,100	2,131,769

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.38%, 06/15/22	$3,100	$3,410,746
Council of Europe Development Bank
1.00%, 03/07/18[b]	3,400	3,399,001
1.13%, 05/31/18	5,100	5,106,633
1.75%, 11/14/19[b]	200	202,208
European Bank for Reconstruction & Development
0.75%, 09/01/17	7,500	7,486,555
1.00%, 06/15/18	7,000	6,979,022
1.50%, 03/16/20	100	99,621
1.75%, 11/26/19	5,000	5,050,175
European Investment Bank
0.50%, 08/15/16[b]	13,100	13,098,621
0.88%, 04/18/17	10,000	10,032,840
1.00%, 12/15/17[b]	26,700	26,772,926
1.00%, 03/15/18	6,400	6,401,611
1.00%, 06/15/18	7,750	7,732,531
1.13%, 12/15/16[b]	3,000	3,024,998
1.13%, 09/15/17[b]	150	151,047
1.63%, 12/18/18	6,500	6,587,411
1.63%, 03/16/20[b]	6,200	6,220,622
1.75%, 06/17/19[b]	400	405,941
1.88%, 03/15/19	5,000	5,103,775
1.88%, 02/10/25[b]	5,000	4,851,674
2.13%, 07/15/16	5,000	5,092,019
2.50%, 10/15/24[b]	5,000	5,137,238
2.88%, 09/15/20	2,000	2,124,753
3.25%, 01/29/24	3,050	3,318,820
4.00%, 02/16/21[b]	20,650	23,175,825
4.88%, 02/15/36	150	194,289
5.13%, 05/30/17	12,900	14,012,720
Inter-American Development Bank
0.88%, 03/15/18[b]	9,350	9,320,349
1.38%, 10/18/16[b]	24,000	24,286,411
1.38%, 07/15/20[b]	2,200	2,175,501
1.75%, 10/15/19	100	101,275
2.13%, 11/09/20	5,450	5,580,418
3.00%, 02/21/24[b]	7,550	8,082,700
3.88%, 10/28/41	3,000	3,395,244
4.38%, 01/24/44	250	306,562
Series E
3.88%, 09/17/19[b]	5,000	5,507,281
International Bank for Reconstruction & Development
0.63%, 10/14/16	22,000	22,026,831
0.88%, 04/17/17[b]	16,250	16,311,150
1.00%, 09/15/16	6,250	6,287,607
1.38%, 04/10/18	700	707,763
1.88%, 03/15/19	3,700	3,779,550
2.13%, 02/13/23[b]	4,000	4,069,976
2.13%, 03/03/25	5,000	4,967,455
2.50%, 11/25/24	10,250	10,516,724
4.75%, 02/15/35	1,000	1,266,174
5.00%, 04/01/16[b]	2,420	2,513,289
7.63%, 01/19/23[b]	1,200	1,674,297
International Finance Corp.
0.88%, 06/15/18	100	99,506
1.00%, 04/24/17[b]	2,000	2,011,692
1.13%, 11/23/16	6,675	6,724,431
1.75%, 09/04/18	8,000	8,157,742
1.75%, 09/16/19	5,000	5,069,915
2.13%, 11/17/17	6,500	6,696,836
Nordic Investment Bank
1.00%, 03/07/17	400	402,459

Security	Principal (000s)	Value

5.00%, 02/01/17	$5,000	$5,359,734

		388,951,797
SWEDEN — 0.02%
Svensk Exportkredit AB
1.13%, 04/05/18	6,000	6,002,371

		6,002,371
TURKEY — 0.24%
Turkey Government International Bond
3.25%, 03/23/23[b]	10,000	9,412,500
4.88%, 04/16/43	15,150	14,496,733
5.75%, 03/22/24[b]	8,900	9,834,500
6.00%, 01/14/41[b]	3,050	3,370,250
6.25%, 09/26/22	8,000	9,040,000
6.75%, 04/03/18	6,900	7,636,023
7.25%, 03/05/38	2,000	2,526,240
7.38%, 02/05/25[b]	3,500	4,277,280
11.88%, 01/15/30	100	173,031

		60,766,557
URUGUAY — 0.05%
Uruguay Government International Bond
4.13%, 11/20/45	2,400	2,190,000
4.50%, 08/14/24	6,100	6,551,400
5.10%, 06/18/50[b]	2,000	2,027,000
7.63%, 03/21/36	600	834,000

		11,602,400

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $896,048,057)		909,252,793

MUNICIPAL DEBT OBLIGATIONS — 0.86%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	175	203,971

		203,971
CALIFORNIA — 0.30%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	950	1,302,460
6.91%, 10/01/50	1,300	1,828,203
Series S1
7.04%, 04/01/50[b]	2,950	4,208,116
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,097,125
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	2,000	2,393,620
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	4,300	5,539,862
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,500	3,629,825
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	815	1,016,126

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	$1,050	$1,495,378
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	2,000	2,774,800
6.60%, 07/01/50[b]	325	466,031
Series A
5.72%, 07/01/39	1,000	1,242,890
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	2,375	2,903,722
5.76%, 07/01/29	260	313,971
6.76%, 07/01/34	1,250	1,686,975
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	650	903,962
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	695	907,823
Series F
6.58%, 05/15/49	1,000	1,300,680
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	850	1,120,963
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	925	1,128,981
State of California GO
5.95%, 04/01/16	7,127	7,445,933
State of California GO BAB
6.65%, 03/01/22	500	616,440
7.30%, 10/01/39	7,000	10,095,400
7.50%, 04/01/34	3,500	5,056,240
7.55%, 04/01/39	3,750	5,661,412
7.60%, 11/01/40	700	1,072,407
7.70%, 11/01/30 (Call 11/01/20)	500	615,885
7.95%, 03/01/36 (Call 03/01/20)	500	609,075
University of California RB
Series AD
4.86%, 05/15/12	2,700	2,580,012
Series AQ
4.77%, 05/15/15	400	378,372
University of California RB BAB
5.77%, 05/15/43	1,000	1,249,720
5.95%, 05/15/45	900	1,100,610

		75,743,019
COLORADO — 0.01%
Denver City & County School District No. 1 COP Series B
4.24%, 12/15/37	600	604,944
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	500	662,570

		1,267,514
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,500	1,840,905

		1,840,905

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB Series E
5.59%, 12/01/34	$700	$858,039
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	600	635,784

		1,493,823
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
2.11%, 07/01/18	1,500	1,516,695
3.00%, 07/01/20	1,000	1,022,120

		2,538,815
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	1,800	2,270,718
Project M, Series 2010A
6.66%, 04/01/57	750	927,743
Project P, Series 2010A
7.06%, 04/01/57	300	343,356
State of Georgia GO BAB Series H
4.50%, 11/01/25	300	332,247

		3,874,064
ILLINOIS — 0.10%
Chicago Board of Education GO Series C
6.32%, 11/01/29	500	444,100
Chicago O’Hare International Airport RB BAB Series B
6.40%, 01/01/40	500	641,615
Chicago Transit Authority RB Series A
6.90%, 12/01/40	2,400	2,844,936
City of Chicago IL GO Series C
7.78%, 01/01/35	400	419,304
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	300	351,390
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	1,000	1,280,990
State of Illinois GO
5.10%, 06/01/33[b]	13,483	12,705,975
5.37%, 03/01/17	2,500	2,617,650
5.88%, 03/01/19	2,450	2,659,475

		23,965,435
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB BAB Series B-2
6.12%, 01/15/40	1,000	1,295,980

		1,295,980

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	$500	$564,590

		564,590
MARYLAND — 0.01%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	1,933,890

		1,933,890
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	200	234,014
Series E
4.20%, 12/01/21	400	443,920
5.46%, 12/01/39	1,000	1,263,040
Commonwealth of Massachusetts RB BAB Series A
5.73%, 06/01/40	1,400	1,773,646
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	225	273,877

		3,988,497
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
5.25%, 11/01/34	1,000	1,151,660

		1,151,660
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	1,050	1,269,366

		1,269,366
NEW JERSEY — 0.07%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,844,850
Series B
0.00%, 02/15/19 (AGM)	500	439,170
0.00%, 02/15/21 (AGM)	1,145	943,400
0.00%, 02/15/22 (AGM)	1,000	774,330
0.00%, 02/15/23 (AGM)	1,400	1,023,316
Series Q
1.10%, 06/15/16	1,600	1,595,136
New Jersey State Turnpike Authority RB BAB Series F
7.41%, 01/01/40	4,044	5,886,891
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	1,660	1,839,230
6.10%, 12/15/28 (Call 12/15/20)	1,200	1,279,008
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40 (GOI)	900	1,091,763

		16,717,094

Security	Principal (000s)	Value

NEW YORK — 0.13%
City of New York NY GO BAB
5.85%, 06/01/40	$100	$126,723
5.97%, 03/01/36	1,250	1,578,500
5.99%, 12/01/36	1,470	1,827,078
6.27%, 12/01/37	170	224,458
Series C-1
5.52%, 10/01/37	1,000	1,208,870
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	100	130,701
7.34%, 11/15/39	1,790	2,654,731
Series C-1
6.69%, 11/15/40	1,500	2,023,455
Series E
6.81%, 11/15/40	500	680,630
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	1,000	1,234,900
5.57%, 11/01/38	100	124,411
Series C-2
5.77%, 08/01/36	2,000	2,456,220
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	2,645	3,368,328
5.88%, 06/15/44	1,350	1,785,712
New York State Dormitory Authority RB BAB
Series D
5.60%, 03/15/40	1,500	1,878,750
Series H
5.43%, 03/15/39	1,000	1,203,810
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	1,260	1,526,452
Port Authority of New York & New Jersey RB
4.93%, 10/01/51 (GOI)	1,000	1,136,320
5.65%, 11/01/40 (GOI)	1,600	1,929,520
5.65%, 11/01/40 (GOI)	2,205	2,705,116
Series 181
4.96%, 08/01/46[b]	2,000	2,331,640
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,000	1,075,930

		33,212,255
NORTH CAROLINA — 0.00%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	500	514,255

		514,255
OHIO — 0.03%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,588,275
8.08%, 02/15/50	1,525	2,362,042
Series E
6.27%, 02/15/50	1,200	1,480,404
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,027,845
Ohio State University (The) RB BAB
4.91%, 06/01/40	1,045	1,228,199

		7,686,765

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security		Principal (000s)	Value

OREGON — 0.03%
Oregon School Boards Association GOL
5.53%, 06/30/28	(AGM)	$1,000	$1,169,480
Series B
5.68%, 06/30/28	(NPFGC)	1,000	1,215,150
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34		550	705,419
State of Oregon GO
5.89%, 06/01/27		3,020	3,675,340

			6,765,389
PENNSYLVANIA — 0.01%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26		2,500	2,765,825
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45		1,000	1,188,750

			3,954,575
SOUTH CAROLINA — 0.00%
South Carolina State Public Service Authority RB BAB Series C
6.45%, 01/01/50		250	326,965

			326,965
TEXAS — 0.09%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28		575	606,027
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41		1,175	1,522,964
Series C
5.99%, 02/01/39		1,000	1,309,260
Dallas Area Rapid Transit RB BAB
4.92%, 12/01/41		1,285	1,492,682
5.02%, 12/01/48		950	1,116,744
6.00%, 12/01/44		350	467,621
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42		700	901,432
Dallas Independent School District GO BAB
6.45%, 02/15/35	(Call 02/15/21) (PSF)	400	473,644
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[b]		1,500	2,125,245
State of Texas GO BAB
5.52%, 04/01/39		500	649,685
Series A
4.63%, 04/01/33		1,200	1,349,724
4.68%, 04/01/40		2,000	2,330,740
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30		5,000	5,881,850
University of Texas System (The) RB BAB Series C
4.79%, 08/15/46		1,500	1,752,465
Series D
5.13%, 08/15/42		200	243,140

			22,223,223

Security	Principal (000s)	Value

UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	$500	$535,375

		535,375
WASHINGTON — 0.00%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,217,880

		1,217,880
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $194,353,420)		214,285,305

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.37%

MORTGAGE-BACKED SECURITIES — 28.40%
Federal Home Loan Mortgage Corp.
2.30%, 12/01/38[a]	7,133	7,638,910
2.50%, 02/01/28	7,824	8,024,941
2.50%, 01/01/30	66,546	68,064,924
2.50%, 06/01/30[g]	29,763	30,391,285
2.50%, 06/01/45[g]	9,500	9,263,984
2.61%, 01/01/42[a]	1,676	1,770,115
2.91%, 09/01/41[a]	2,328	2,483,727
2.98%, 05/01/42[a]	2,349	2,437,746
3.00%, 04/01/27	1,728	1,811,652
3.00%, 05/01/27	12,822	13,424,432
3.00%, 06/01/27	11,610	12,151,637
3.00%, 07/01/27	475	497,686
3.00%, 08/01/27	1,304	1,364,852
3.00%, 09/01/27	5,684	5,953,962
3.00%, 11/01/27	1,963	2,057,122
3.00%, 12/01/27	1,348	1,412,794
3.00%, 01/01/28	765	801,350
3.00%, 05/01/29	25,466	26,636,256
3.00%, 06/01/30[g]	24,056	25,119,866
3.00%, 05/01/33	7,274	7,526,724
3.00%, 02/01/43	45,790	46,455,522
3.00%, 04/01/43	38,441	38,987,526
3.00%, 06/01/45[g]	130,260	131,786,021
3.03%, 11/01/40[a]	3,854	4,104,695
3.16%, 11/01/40[a]	3,058	3,257,939
3.17%, 08/01/41[a]	2,382	2,540,871
3.29%, 11/01/40[a]	5,973	6,351,646
3.45%, 11/01/41[a]	8,545	9,013,945
3.50%, 11/01/25	10,460	11,113,752
3.50%, 03/01/26	7,965	8,464,181
3.50%, 06/01/26	2,226	2,363,963
3.50%, 06/01/30[g]	46,419	49,189,634
3.50%, 03/01/32	4,055	4,287,084
3.50%, 10/01/42	3,143	3,285,132
3.50%, 11/01/42	2,699	2,821,584
3.50%, 06/01/43	3,617	3,789,786
3.50%, 10/01/43	4,966	5,204,109
3.50%, 01/01/44	9,323	9,769,935
3.50%, 02/01/44	32,825	34,398,577
3.50%, 01/01/45	81,929	85,551,324
3.50%, 06/01/45[g]	244,168	254,659,594

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.00%, 05/01/25	$1,301	$1,393,089
4.00%, 10/01/25	7,178	7,701,640
4.00%, 02/01/26	4,204	4,464,074
4.00%, 05/01/26	5,854	6,266,775
4.00%, 06/01/30[g]	3,353	3,532,700
4.00%, 09/01/41	13,492	14,510,368
4.00%, 02/01/42	10,184	10,927,942
4.00%, 03/01/42	2,650	2,834,426
4.00%, 07/01/44	6,720	7,239,118
4.00%, 06/01/45[g]	259,700	277,026,859
4.50%, 04/01/22	4,357	4,579,271
4.50%, 05/01/23	2,301	2,418,037
4.50%, 07/01/24	2,178	2,337,788
4.50%, 08/01/24	464	498,346
4.50%, 09/01/24	1,201	1,288,742
4.50%, 10/01/24	1,126	1,209,428
4.50%, 08/01/30	8,696	9,492,482
4.50%, 03/01/39	5,657	6,217,429
4.50%, 05/01/39	7,210	7,918,785
4.50%, 10/01/39	5,390	5,861,053
4.50%, 01/01/40	1,446	1,572,414
4.50%, 02/01/41	3,544	3,852,525
4.50%, 05/01/41	14,929	16,547,151
4.50%, 06/01/45[g]	125,800	136,650,250
5.00%, 12/01/24	6,496	6,896,526
5.00%, 08/01/25	5,141	5,696,518
5.00%, 06/01/33	2,106	2,365,951
5.00%, 12/01/33	6,216	7,000,432
5.00%, 07/01/35	7,882	8,819,985
5.00%, 01/01/36	4,098	4,560,350
5.00%, 01/01/37	491	547,133
5.00%, 02/01/37	432	480,826
5.00%, 02/01/38	2,258	2,515,358
5.00%, 03/01/38	16,456	18,235,584
5.00%, 12/01/38	2,139	2,370,691
5.00%, 08/01/40	3,210	3,583,335
5.00%, 09/01/40	12,240	13,678,761
5.00%, 08/01/41	3,443	3,850,256
5.00%, 06/01/45[g]	2,000	2,219,688
5.50%, 02/01/34	8,165	9,259,933
5.50%, 05/01/35	5,377	6,096,686
5.50%, 06/01/35	3,227	3,658,263
5.50%, 05/01/36	4,498	5,074,041
5.50%, 07/01/36	8,009	9,022,185
5.50%, 03/01/38	5,275	5,945,481
5.50%, 04/01/38	1,520	1,721,175
5.50%, 01/01/39	3,060	3,474,069
5.50%, 11/01/39	3,819	4,354,060
6.00%, 10/01/36	3,275	3,773,388
6.00%, 02/01/37	3,698	4,224,358
6.00%, 11/01/37	10,927	12,447,010
6.00%, 09/01/38	199	226,573
Federal National Mortgage Association
2.43%, 02/01/42[a]	2,442	2,555,375
2.50%, 05/01/27	8,896	9,133,550
2.50%, 10/01/27	9,261	9,507,715
2.50%, 03/01/30	26,094	26,701,058
2.50%, 06/01/30[g]	233,449	238,592,304
2.50%, 06/01/45[g]	18,250	17,833,672
2.80%, 08/01/41[a]	4,001	4,246,706
2.91%, 10/01/41[a]	4,114	4,378,657
3.00%, 01/01/27	16,467	17,234,853
3.00%, 10/01/27	14,664	15,348,043

Security	Principal (000s)	Value

3.00%, 11/01/27	$11,625	$12,182,076
3.00%, 06/01/30[g]	245,828	256,698,207
3.00%, 05/01/33	1,938	2,009,233
3.00%, 08/01/42	74	75,682
3.00%, 09/01/42	282	286,358
3.00%, 10/01/42	11,954	12,159,314
3.00%, 11/01/42	40	40,371
3.00%, 12/01/42	11,555	11,753,109
3.00%, 01/01/43	28,578	29,068,105
3.00%, 02/01/43	800	813,400
3.00%, 03/01/43	17,778	18,077,968
3.00%, 04/01/43	37,916	38,544,088
3.00%, 05/01/43	20,153	20,480,653
3.00%, 06/01/43	30,349	30,829,451
3.00%, 07/01/43	40,189	40,827,161
3.00%, 08/01/43	31,342	31,844,866
3.00%, 09/01/43	30,666	31,143,726
3.00%, 10/01/43	251	254,661
3.00%, 11/01/43	6,800	6,906,310
3.00%, 06/01/45[g]	329,800	334,334,750
3.50%, 06/01/30[g]	139,613	148,077,038
3.50%, 01/01/32	5,777	6,117,797
3.50%, 02/01/32	6,421	6,799,743
3.50%, 05/01/42	3,885	4,077,177
3.50%, 12/01/42	4,648	4,870,956
3.50%, 05/01/43	33,516	35,116,111
3.50%, 06/01/43	15,076	15,777,031
3.50%, 02/01/45	45,699	47,916,773
3.50%, 03/01/45	51,019	53,685,478
3.50%, 05/01/45	105,996	111,255,557
3.50%, 06/01/45[g]	329,453	344,278,385
4.00%, 10/01/25	16,133	17,165,148
4.00%, 11/01/25	1,238	1,319,190
4.00%, 03/01/26	2,962	3,158,052
4.00%, 06/01/26	4,241	4,521,328
4.00%, 09/01/26	1,872	2,001,848
4.00%, 06/01/30[g]	41,967	44,229,284
4.00%, 12/01/30	6,463	6,953,501
4.00%, 01/01/31	2,284	2,455,528
4.00%, 02/01/31	2,026	2,179,124
4.00%, 10/01/31	7,729	8,333,356
4.00%, 02/01/32	9,761	10,526,337
4.00%, 11/01/41	9,804	10,523,777
4.00%, 03/01/42	12,933	13,887,431
4.00%, 06/01/42	7,158	7,686,293
4.00%, 12/01/44	48,426	52,177,516
4.00%, 02/01/45	75,682	81,825,402
4.00%, 05/01/45	45,434	49,121,310
4.00%, 06/01/45[g]	463,366	494,788,047
4.50%, 09/01/18	2,780	2,903,088
4.50%, 10/01/24	2,657	2,853,988
4.50%, 02/01/25	1,075	1,155,245
4.50%, 04/01/25	1,350	1,449,934
4.50%, 06/01/25	6,677	7,172,231
4.50%, 06/01/30[g]	14,750	15,395,313
4.50%, 08/01/31	7,061	7,736,487
4.50%, 09/01/40	18,964	20,668,372
4.50%, 12/01/40	9,111	9,936,856
4.50%, 01/01/41	24,216	26,397,263
4.50%, 05/01/41	12,815	14,008,108
4.50%, 06/01/41	75,702	82,703,829
4.50%, 08/01/41	20,189	22,028,064
4.50%, 09/01/41	8,832	9,696,149

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.50%, 06/01/45[g]	$173,793	$188,918,422
5.00%, 08/01/20	3,672	3,853,821
5.00%, 07/01/23	2,381	2,542,148
5.00%, 12/01/23	2,078	2,256,349
5.00%, 06/01/30[g]	3,000	3,142,031
5.00%, 11/01/33	15,538	17,336,296
5.00%, 12/01/39	695	772,829
5.00%, 01/01/40	17	18,802
5.00%, 03/01/40	11,022	12,312,501
5.00%, 04/01/40	1,430	1,590,424
5.00%, 05/01/40	124	137,506
5.00%, 06/01/40	140	157,650
5.00%, 07/01/40	9	9,883
5.00%, 08/01/40	6,010	6,792,361
5.00%, 09/01/40	50	55,394
5.00%, 10/01/40	153	171,409
5.00%, 05/01/41	18,858	21,032,474
5.00%, 06/01/41	4,156	4,652,792
5.00%, 08/01/41	6,348	7,121,995
5.00%, 10/01/41	21,081	23,437,970
5.00%, 01/01/42[h]	90,090	100,152,900
5.00%, 05/01/42	44,817	49,832,308
5.00%, 06/01/45[g]	28,462	31,659,088
5.50%, 12/01/19	2,680	2,826,643
5.50%, 05/01/33	6,162	7,004,308
5.50%, 11/01/33	12,057	13,708,194
5.50%, 09/01/34	17,410	19,787,031
5.50%, 09/01/36	1,364	1,550,280
5.50%, 03/01/38	1,455	1,651,528
5.50%, 06/01/38	35,459	40,093,960
5.50%, 11/01/38	2,552	2,912,347
5.50%, 07/01/40	6,756	7,733,980
5.50%, 06/01/45[g]	104,327	118,085,123
6.00%, 03/01/34	9,103	10,508,737
6.00%, 05/01/34	772	895,997
6.00%, 08/01/34	1,479	1,701,081
6.00%, 11/01/34	484	556,915
6.00%, 09/01/36	3,534	4,035,229
6.00%, 08/01/37	9,062	10,339,381
6.00%, 03/01/38	1,762	2,028,407
6.00%, 05/01/38	979	1,126,945
6.00%, 09/01/38	861	983,393
6.00%, 06/01/39	12,996	14,946,436
6.00%, 10/01/39	1,070	1,234,884
6.00%, 06/01/45[g]	12,220	13,961,350
6.50%, 08/01/36	165	194,224
6.50%, 09/01/36	1,149	1,341,444
6.50%, 10/01/36	172	198,836
6.50%, 12/01/36	196	233,550
6.50%, 07/01/37	294	340,808
6.50%, 08/01/37	11,428	13,260,144
6.50%, 10/01/37	538	622,003
6.50%, 11/01/37	79	94,271
6.50%, 12/01/37	3,836	4,418,470
6.50%, 06/01/38	102	117,637
6.50%, 10/01/39	3,630	4,181,560
6.50%, 05/01/40	100	115,386
7.00%, 04/01/37	4,046	4,734,576
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	2,500	2,569,400
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,479,626

Security	Principal (000s)	Value

Series K004, Class A1
3.41%, 05/25/19	$4,938	$5,169,428
Series K006, Class A1
3.40%, 07/25/19	3,274	3,425,734
Series K006, Class A2
4.25%, 01/25/20	2,425	2,676,958
Series K007, Class A2
4.22%, 03/25/20	18,775	20,744,685
Series K008, Class A1
2.75%, 12/25/19	1,477	1,525,845
Series K010, Class A1
3.32%, 07/25/20	286	298,053
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	4,000	4,410,920
Series K014, Class A1
2.79%, 10/25/20	1,406	1,459,887
Series K020, Class A2
2.37%, 05/25/22	12,400	12,483,948
Series K024, Class A2
2.57%, 09/25/22	890	906,723
Series K026, Class A2
2.51%, 11/25/22	11,900	12,056,961
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,424,972
Series K033, Class A2
3.06%, 07/25/23[a]	2,900	3,030,210
Series K036, Class A2
3.53%, 10/25/23[a]	3,350	3,610,027
Series K037, Class A2
3.49%, 01/25/24	10,700	11,486,878
Series K038, Class A1
2.60%, 10/25/23	3,051	3,147,244
Government National Mortgage Association
3.00%, 09/15/42	34	34,606
3.00%, 10/15/42	90	92,742
3.00%, 03/15/43	869	893,281
3.00%, 06/15/43	225	231,665
3.00%, 07/15/43	413	424,904
3.00%, 08/15/43	890	915,327
3.00%, 09/20/43	28,288	29,109,245
3.00%, 11/15/43	2,473	2,542,257
3.00%, 08/20/44	81,457	83,820,999
3.00%, 09/15/44	3,822	3,918,517
3.00%, 10/15/44	3,460	3,547,217
3.00%, 06/01/45[g]	152,350	156,100,094
3.50%, 09/15/41	1,009	1,059,906
3.50%, 12/15/41	10,442	10,962,846
3.50%, 01/15/42	1,601	1,681,135
3.50%, 06/15/42	111	116,464
3.50%, 08/20/42	56,033	58,965,400
3.50%, 09/15/42	3,401	3,580,641
3.50%, 10/15/42	2,190	2,304,802
3.50%, 10/20/42	3,671	3,862,855
3.50%, 11/15/42	2,774	2,912,102
3.50%, 02/15/43	898	942,285
3.50%, 03/15/43	1,043	1,102,344
3.50%, 04/15/43	218	228,686
3.50%, 05/15/43	3,253	3,414,988
3.50%, 06/15/43	4,306	4,556,104
3.50%, 08/15/43	839	881,067
3.50%, 01/20/44	36,953	38,884,392
3.50%, 06/20/44	51,679	54,379,536
3.50%, 08/15/44	246	258,103

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.50%, 08/20/44	$48,179	$50,697,392
3.50%, 09/15/44	1,172	1,230,547
3.50%, 09/20/44	38,385	40,391,636
3.50%, 10/15/44	1,272	1,340,269
3.50%, 06/01/45[g]	248,000	260,400,000
4.00%, 06/15/39	43	46,654
4.00%, 09/20/40	17,509	18,762,224
4.00%, 01/15/41	22	24,112
4.00%, 01/20/41	5,154	5,522,899
4.00%, 02/15/41	12,508	13,447,705
4.00%, 05/20/41	102	109,359
4.00%, 07/15/41	7,865	8,448,144
4.00%, 08/15/41	36	38,202
4.00%, 09/15/41	146	157,353
4.00%, 09/20/41	7,179	7,692,479
4.00%, 10/15/41	2,421	2,601,103
4.00%, 11/15/41	1,156	1,242,226
4.00%, 12/15/41	4,431	4,791,891
4.00%, 12/20/41	22,351	23,950,976
4.00%, 01/15/42	371	398,830
4.00%, 01/20/42	9,592	10,278,582
4.00%, 02/15/42	1,898	2,059,360
4.00%, 03/15/42	9,295	10,086,695
4.00%, 04/15/42	4,105	4,409,589
4.00%, 09/20/42	3,486	3,735,633
4.00%, 11/15/42	178	191,445
4.00%, 05/15/43	1,072	1,151,694
4.00%, 08/15/43	181	193,948
4.00%, 03/15/44	2,188	2,350,539
4.00%, 04/15/44	437	468,967
4.00%, 06/15/44	433	464,652
4.00%, 08/15/44	114	122,566
4.00%, 08/20/44	2,261	2,408,505
4.00%, 09/15/44	572	614,422
4.00%, 10/15/44	272	291,910
4.00%, 10/20/44	47,793	50,945,002
4.00%, 11/20/44	52,770	56,279,407
4.00%, 01/20/45	21,388	22,781,005
4.00%, 06/01/45[g]	59,400	63,233,156
4.50%, 04/15/39	2,445	2,680,207
4.50%, 08/15/39	13,535	14,839,890
4.50%, 11/20/39	6,034	6,613,683
4.50%, 01/20/40	1,612	1,766,790
4.50%, 06/15/40	9,115	10,017,385
4.50%, 07/15/40	8,823	9,677,925
4.50%, 08/15/40	8,479	9,312,883
4.50%, 08/20/40	11,001	12,061,298
4.50%, 09/15/40	13,732	15,054,969
4.50%, 10/20/40	21,351	23,439,224
4.50%, 06/20/41	20,804	22,838,886
4.50%, 09/20/41	12,434	13,650,585
4.50%, 12/20/41	2,285	2,505,132
4.50%, 06/01/45[g]	69,250	75,009,571
5.00%, 12/15/36	2,477	2,769,784
5.00%, 01/15/39	9,055	10,133,674
5.00%, 07/15/39	17,028	19,057,591
5.00%, 05/15/40	6,700	7,495,220
5.00%, 07/20/40	34,559	38,739,495
5.00%, 08/20/40	11,526	12,920,859
5.50%, 03/15/36	3,443	3,978,408
5.50%, 06/20/38	4,590	5,220,709
5.50%, 03/20/39	5,827	6,682,136
5.50%, 12/15/39	1,727	1,956,696

Security	Principal (000s)	Value

5.50%, 01/15/40	$13,696	$15,520,734
6.00%, 03/15/37	11,439	13,391,431
6.00%, 09/20/38	5,379	6,132,746
6.00%, 11/15/39	2,239	2,565,568
6.50%, 10/20/38	6,789	7,950,235

		7,075,920,172
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.63%
Federal Home Loan Banks
1.00%, 06/21/17[b]	5,280	5,312,951
4.88%, 05/17/17[b]	700	757,647
5.00%, 11/17/17[b]	15,525	17,094,515
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18[b]	27,992	27,951,490
1.00%, 06/29/17[b]	7,000	7,043,200
1.00%, 09/29/17	2,200	2,210,099
1.25%, 10/02/19[b]	410	406,843
1.38%, 05/01/20[b]	18,400	18,293,192
1.75%, 09/10/15	2,290	2,300,589
1.75%, 05/30/19[b]	18,920	19,224,822
2.38%, 01/13/22[b]	118,020	121,254,598
2.50%, 05/27/16	52,094	53,201,560
2.51%, 11/08/23 (Call 08/08/15)[b]	100	97,619
6.25%, 07/15/32[b]	13,923	20,000,834
6.75%, 03/15/31	320	474,037
Federal National Mortgage Association
0.50%, 09/28/15	600	600,747
0.75%, 04/20/17[b]	30,400	30,466,865
0.88%, 02/08/18[b]	24,496	24,477,349
0.88%, 05/21/18[b]	33,025	32,916,321
1.00%, 09/27/17[b]	2,600	2,612,866
1.75%, 06/20/19[b]	1,100	1,117,276
1.75%, 09/12/19[b]	99,800	101,195,244
2.38%, 04/11/16	6,220	6,330,144
2.58%, 04/01/44[a]	5,123	5,363,172
5.00%, 05/11/17[b]	76,953	83,352,688
5.38%, 06/12/17	510	558,188
6.25%, 05/15/29[b]	5,075	7,133,310
6.63%, 11/15/30[b]	13,390	19,564,979
7.25%, 05/15/30[b]	6,826	10,492,970
NCUA Guaranteed Notes Series A4
3.00%, 06/12/19	9,500	10,077,931
Tennessee Valley Authority
4.88%, 01/15/48[b]	8,035	9,630,626
5.50%, 07/18/17	6,964	7,660,083
7.13%, 05/01/30[b]	3,556	5,205,075

		654,379,830
U.S. GOVERNMENT OBLIGATIONS — 38.34%
U.S. Treasury Note/Bond
0.25%, 07/31/15[b]	61,200	61,217,752
0.25%, 08/15/15[b]	69,800	69,824,433
0.25%, 11/30/15	139,500	139,594,850
0.38%, 06/15/15	1,678	1,678,067
0.38%, 04/30/16	244,000	244,239,120
0.50%, 07/31/16[b]	154,700	154,972,277
0.50%, 09/30/16[b]	32,000	32,037,122
0.50%, 11/30/16	30,000	30,016,802
0.50%, 01/31/17[b]	33,000	32,996,699
0.50%, 03/31/17[b]	9,000	8,990,730

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

0.50%, 04/30/17[b]	$35,000	$34,947,849
0.63%, 05/31/17[b]	284,331	284,430,527
0.63%, 08/31/17[b]	64,600	64,495,992
0.63%, 09/30/17[b]	50,000	49,872,502
0.63%, 11/30/17	22,160	22,071,360
0.75%, 12/31/17[b]	225,000	224,669,243
0.75%, 02/28/18[b]	131,875	131,418,711
0.88%, 12/31/16	7,200	7,245,720
0.88%, 04/15/17[b]	15,000	15,085,800
0.88%, 04/30/17[b]	50,370	50,659,119
0.88%, 06/15/17[b]	46,560	46,800,714
0.88%, 11/15/17[b]	60,000	60,145,198
0.88%, 01/31/18	30,000	30,024,600
0.88%, 07/31/19	1,250	1,228,463
1.00%, 08/31/16[b]	61,798	62,263,956
1.00%, 09/30/16[b]	103,461	104,278,343
1.00%, 03/31/17[b]	361,132	364,096,865
1.00%, 05/15/18[b]	20,000	20,044,601
1.00%, 05/31/18[b]	30,000	30,043,499
1.00%, 11/30/19[b]	219,500	215,779,475
1.13%, 05/31/19[b]	60,000	59,718,599
1.13%, 03/31/20[b]	73,200	72,067,598
1.25%, 09/30/15[b]	32,921	33,047,744
1.25%, 10/31/18[b]	238,260	239,498,926
1.25%, 11/30/18[b]	1,000	1,004,530
1.25%, 10/31/19[b]	108,000	107,519,400
1.25%, 01/31/20[b]	9,000	8,930,340
1.38%, 07/31/18[b]	60,000	60,679,198
1.38%, 09/30/18[b]	201,773	203,790,528
1.38%, 11/30/18	40,000	40,371,600
1.38%, 12/31/18	46,800	47,183,292
1.38%, 01/31/20	20,400	20,365,728
1.38%, 02/29/20	50,000	49,875,000
1.38%, 03/31/20[b]	10,000	9,966,200
1.38%, 05/31/20	29,804	29,660,344
1.50%, 12/31/18[b]	25,000	25,314,501
1.50%, 01/31/19	30,000	30,361,201
1.50%, 02/28/19	4,000	4,045,720
1.50%, 05/31/19	105,000	105,985,953
1.50%, 10/31/19	18,720	18,826,517
1.50%, 11/30/19[b]	192,500	193,510,613
1.50%, 01/31/22[b]	7,000	6,860,280
1.63%, 08/31/19[b]	172,280	174,436,944
1.63%, 08/15/22	2,091	2,057,586
1.63%, 11/15/22[b]	1,181	1,159,152
1.75%, 07/31/15	73,750	73,955,025
1.75%, 09/30/19	15,000	15,254,699
1.75%, 10/31/20[b]	30,000	30,257,103
1.75%, 03/31/22[b]	90,000	89,510,401
1.75%, 05/15/22[b]	51,350	51,058,331
1.75%, 05/15/23[b]	82,888	81,617,329
1.88%, 06/30/15	2,480	2,483,397
1.88%, 08/31/17[b]	199,780	204,976,290
1.88%, 09/30/17	75,000	76,979,999
1.88%, 10/31/17	97,887	100,500,581
1.88%, 06/30/20[b]	23,744	24,185,876
1.88%, 11/30/21[b]	75,500	75,897,131
2.00%, 01/31/16	101,967	103,200,800
2.00%, 04/30/16	216,614	220,006,180
2.00%, 07/31/20[b]	3,000	3,072,450
2.00%, 09/30/20[b]	67,000	68,505,491
2.00%, 11/30/20[b]	50,000	51,042,495
2.00%, 05/31/21	40,000	40,667,600

Security	Principal (000s)	Value

2.00%, 08/31/21[b]	$50,000	$50,742,501
2.00%, 11/15/21	60,000	60,823,201
2.00%, 02/15/23[b]	570	573,477
2.00%, 02/15/25	4,000	3,964,200
2.13%, 08/31/20[b]	15,820	16,285,108
2.13%, 01/31/21[b]	49,400	50,690,324
2.13%, 08/15/21	19,232	19,660,874
2.13%, 09/30/21[b]	53,100	54,244,835
2.13%, 12/31/21	30,000	30,603,001
2.25%, 11/30/17	20,000	20,732,800
2.25%, 07/31/21[b]	125,200	129,009,835
2.25%, 11/15/24[b]	172,500	174,859,793
2.38%, 05/31/18[b]	113,125	117,909,052
2.38%, 06/30/18	12,000	12,510,241
2.38%, 08/15/24	25,000	25,637,753
2.50%, 06/30/17[b]	3,432	3,564,269
2.50%, 08/15/23	55,211	57,465,265
2.50%, 05/15/24[b]	201,850	209,274,045
2.50%, 02/15/45[b]	60,000	55,610,999
2.63%, 04/30/18	53,088	55,693,027
2.63%, 08/15/20	9,024	9,516,259
2.75%, 11/30/16	34,340	35,512,022
2.75%, 12/31/17[b]	23,000	24,136,199
2.75%, 02/15/19[b]	11,000	11,630,301
2.75%, 11/15/23	8,760	9,278,942
2.75%, 02/15/24[b]	97,000	102,630,850
2.75%, 08/15/42	2,878	2,811,403
2.75%, 11/15/42	175,571	171,352,029
2.88%, 05/15/43	9,484	9,488,836
3.00%, 08/31/16	106,533	109,977,214
3.00%, 09/30/16[b]	19,000	19,649,990
3.00%, 02/28/17[b]	36,169	37,716,669
3.00%, 11/15/44[b]	147,150	151,224,579
3.00%, 05/15/45	50,000	51,529,495
3.13%, 01/31/17[b]	62,241	64,937,898
3.13%, 05/15/21[b]	24,431	26,411,133
3.13%, 11/15/41	10,000	10,547,800
3.13%, 02/15/43	47,600	49,960,008
3.13%, 08/15/44[b]	65,000	68,405,999
3.25%, 12/31/16[b]	132,400	138,167,348
3.25%, 03/31/17[b]	2,964	3,109,592
3.38%, 11/15/19	12,320	13,387,158
3.38%, 05/15/44	36,600	40,322,219
3.50%, 05/15/20[b]	109,654	120,258,636
3.63%, 02/15/20[b]	214,155	235,797,511
3.63%, 02/15/21[b]	17,747	19,670,242
3.63%, 08/15/43	24,600	28,321,979
3.63%, 02/15/44	30,450	35,071,397
3.75%, 08/15/41	4,000	4,695,640
3.75%, 11/15/43	38,650	45,501,095
3.88%, 08/15/40	4,776	5,691,894
4.25%, 08/15/15[b]	7,649	7,715,011
4.25%, 05/15/39	1,040	1,305,283
4.25%, 11/15/40[b]	31	39,124
4.38%, 11/15/39[b]	28,622	36,626,427
4.38%, 05/15/40[b]	40,371	51,770,966
4.38%, 05/15/41[b]	2,949	3,805,360
4.50%, 02/15/36[b]	41,360	53,776,684
4.50%, 08/15/39[b]	40,170	52,284,066
4.63%, 02/15/40	93,400	123,942,738
4.75%, 08/15/17[b]	6,200	6,750,746
4.75%, 02/15/37[b]	77	103,334
4.75%, 02/15/41	48,258	65,545,948

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

5.00%, 05/15/37[b]	$6,108	$8,474,056
5.25%, 11/15/28[b]	127	169,483
5.25%, 02/15/29[b]	6,440	8,608,541
5.38%, 02/15/31[b]	23,640	32,601,687
6.13%, 08/15/29[b]	33,800	48,992,764
6.25%, 05/15/30[b]	20,053	29,659,790
6.38%, 08/15/27[b]	32,080	46,227,923
6.50%, 11/15/26[b]	12,200	17,517,248
6.88%, 08/15/25[b]	56,000	80,696,003
7.25%, 08/15/22	69,000	94,556,911
7.50%, 11/15/16[b]	261,828	288,458,521
7.50%, 11/15/24[b]	40,000	58,888,000
7.63%, 02/15/25[b]	13,817	20,634,170
8.13%, 08/15/19[b]	73,984	94,694,338
8.75%, 05/15/17[b]	5,318	6,162,073
8.75%, 05/15/20	22,000	29,651,382
8.88%, 08/15/17[b]	20,002	23,593,360

		9,554,397,935

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $16,954,424,739)		17,284,697,937

SHORT-TERM INVESTMENTS — 30.95%

MONEY MARKET FUNDS — 30.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,i,j]	3,731,631	3,731,631,101
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,i,j]	3,979,824	3,979,823,657
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,i]	100	100,000

		7,711,554,758

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,711,554,758)		7,711,554,758

TOTAL INVESTMENTS IN SECURITIES — 131.09% (Cost: $32,147,103,735)		32,664,451,938
Other Assets, Less Liabilities — (31.09)%		(7,746,045,171)

NET ASSETS — 100.00%		$24,918,406,767

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	All or a portion of this security has been pledged as collateral for TBA transactions. See Note 1.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

111

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.10%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$262	$267,873
4.00%, 03/15/22	100	103,569
Omnicom Group Inc.
3.63%, 05/01/22	402	418,447
4.45%, 08/15/20[a]	200	217,745
WPP Finance 2010
3.75%, 09/19/24	150	153,595
4.75%, 11/21/21[a]	75	83,297
5.63%, 11/15/43[a]	200	225,544

		1,470,070
AEROSPACE & DEFENSE — 1.06%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	200	203,229
4.70%, 10/27/19	10	11,193
Boeing Co. (The)
0.95%, 05/15/18[a]	200	197,843
2.35%, 10/30/21	400	399,638
2.85%, 10/30/24 (Call 07/30/24)	85	85,506
3.30%, 03/01/35 (Call 09/01/34)[a]	80	75,568
4.88%, 02/15/20	200	226,030
5.88%, 02/15/40	250	320,922
6.88%, 03/15/39	62	88,370
Embraer SA
5.15%, 06/15/22	112	117,180
General Dynamics Corp.
2.25%, 07/15/16	78	79,412
2.25%, 11/15/22 (Call 08/15/22)	350	338,364
3.88%, 07/15/21 (Call 04/15/21)	250	270,583
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)[a]	300	296,508
4.95%, 02/15/21 (Call 11/15/20)	262	281,861
5.20%, 10/15/19	252	275,468
Lockheed Martin Corp.
2.13%, 09/15/16	200	203,317
3.35%, 09/15/21	384	403,674
3.80%, 03/01/45 (Call 09/01/44)	380	355,683
4.07%, 12/15/42	254	248,338
4.25%, 11/15/19	60	65,767
Series B
6.15%, 09/01/36	150	189,674
Northrop Grumman Corp.
3.50%, 03/15/21[a]	232	241,056
3.85%, 04/15/45 (Call 10/15/44)	165	150,805
4.75%, 06/01/43	250	262,047
5.05%, 08/01/19[a]	500	552,954
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	312	308,901
3.13%, 10/15/20	300	312,975
4.20%, 12/15/44 (Call 06/15/44)	200	202,781
4.88%, 10/15/40	130	144,316
6.40%, 12/15/18	150	173,982
Rockwell Collins Inc.

Security	Principal (000s)	Value

3.10%, 11/15/21 (Call 08/15/21)	$50	$51,381
4.80%, 12/15/43 (Call 06/15/43)	100	109,178
5.25%, 07/15/19	100	109,984
United Technologies Corp.
1.00%, 05/04/18	250	251,104
1.80%, 06/01/17	550	559,258
3.10%, 06/01/22	550	565,857
4.15%, 05/15/45	250	246,750
4.50%, 04/15/20	114	126,521
4.50%, 06/01/42	500	519,358
5.70%, 04/15/40	500	604,752
6.05%, 06/01/36[a]	285	356,833
6.13%, 02/01/19	157	180,893
6.70%, 08/01/28	150	199,230

		10,965,044
AGRICULTURE — 0.89%
Altria Group Inc.
4.00%, 01/31/24[a]	1,250	1,291,958
4.75%, 05/05/21	250	276,235
5.38%, 01/31/44	500	533,332
9.25%, 08/06/19	396	501,182
10.20%, 02/06/39[a]	193	323,622
Archer-Daniels-Midland Co.
5.38%, 09/15/35	371	430,252
5.45%, 03/15/18	72	79,856
5.77%, 03/01/41[b]	250	308,139
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	300	365,060
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	100	102,522
6.88%, 05/01/20	500	586,315
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	500	507,050
Philip Morris International Inc.
1.63%, 03/20/17	250	253,105
2.50%, 08/22/22	192	187,438
2.90%, 11/15/21	377	382,217
3.25%, 11/10/24[a]	400	401,740
4.13%, 05/17/21	100	108,283
4.13%, 03/04/43	212	202,129
4.25%, 11/10/44	500	484,674
5.65%, 05/16/18	600	672,280
6.38%, 05/16/38	450	568,680
Reynolds American Inc.
4.75%, 11/01/42	250	235,831
6.75%, 06/15/17	180	198,030
7.25%, 06/15/37	114	140,349

		9,140,279
AIRLINES — 0.30%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	36	38,940
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	916	977,659
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	300	298,500

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	$636	$735,791
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	235	243,302
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	141	161,944
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	63	67,321
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	250	268,226
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	75	76,498
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	200	203,500

		3,071,681
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	78,030
3.63%, 05/01/43 (Call 11/01/42)	125	118,826
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	300	320,326

		517,182
AUTO MANUFACTURERS — 0.69%
American Honda Finance Corp.
1.20%, 07/14/17	600	600,645
2.15%, 03/13/20	250	250,618
2.25%, 08/15/19[a]	250	253,060
Daimler Finance North America LLC
8.50%, 01/18/31	210	318,468
Ford Motor Co.
4.75%, 01/15/43[a]	950	962,067
6.38%, 02/01/29	100	121,314
6.50%, 08/01/18[a]	105	118,654
7.45%, 07/16/31	40	52,457
PACCAR Financial Corp.
1.10%, 06/06/17	250	250,356
1.45%, 03/09/18	295	295,612
Toyota Motor Credit Corp.
1.25%, 10/05/17	250	250,700
1.38%, 01/10/18	312	312,811
1.45%, 01/12/18	945	949,277
2.00%, 09/15/16	700	711,849
2.13%, 07/18/19	800	808,221
2.63%, 01/10/23	350	349,010
3.30%, 01/12/22	350	366,615
3.40%, 09/15/21	100	105,892

		7,077,626
AUTO PARTS & EQUIPMENT — 0.12%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	110	107,267
4.63%, 09/15/20	100	110,384

Security	Principal (000s)	Value

Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	$250	$263,298
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	75	76,474
3.75%, 12/01/21 (Call 09/01/21)	182	190,630
4.25%, 03/01/21	80	86,272
4.95%, 07/02/64 (Call 01/02/64)	200	197,542
5.00%, 03/30/20	92	102,556
5.70%, 03/01/41	136	153,592

		1,288,015
BANKS — 18.37%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	500	500,406
4.00%, 03/13/24	600	632,896
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17[a]	750	749,573
2.25%, 06/13/19	50	50,395
Banco do Brasil SA/Cayman
3.88%, 10/10/22	500	468,125
Bancolombia SA
5.95%, 06/03/21[a]	200	221,260
Bank of America Corp.
1.70%, 08/25/17	170	170,637
2.00%, 01/11/18	800	805,623
2.65%, 04/01/19[a]	1,500	1,526,594
3.30%, 01/11/23	450	450,709
4.00%, 04/01/24	750	780,797
4.00%, 01/22/25[a]	250	249,077
4.13%, 01/22/24	400	420,438
4.88%, 04/01/44	700	748,331
5.00%, 05/13/21	125	139,140
5.42%, 03/15/17	700	745,948
5.63%, 07/01/20[a]	1,950	2,227,632
5.65%, 05/01/18	550	607,527
5.70%, 01/24/22	370	427,947
5.75%, 12/01/17	650	712,015
5.88%, 01/05/21	375	434,000
5.88%, 02/07/42	250	300,105
6.11%, 01/29/37	600	699,081
6.40%, 08/28/17	526	579,915
6.50%, 08/01/16	425	450,351
6.50%, 07/15/18	100	113,314
6.88%, 04/25/18	575	654,048
7.63%, 06/01/19	520	623,806
7.75%, 05/14/38	550	753,477
Series 1
3.75%, 07/12/16	1,075	1,106,705
Series L
4.75%, 04/21/45	600	577,062
Bank of America N.A.
1.25%, 02/14/17	750	752,922
5.30%, 03/15/17	1,500	1,599,422
6.00%, 10/15/36	426	521,972
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	950	952,889
1.45%, 04/09/18 (Call 03/09/18)	682	681,554
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	500	498,334
1.97%, 06/20/17[b]	450	455,817
2.20%, 05/15/19 (Call 04/15/19)	200	201,893
2.30%, 07/28/16	550	559,308

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.00%, 02/24/25 (Call 01/24/25)	$85	$84,528
3.55%, 09/23/21 (Call 08/23/21)	400	422,537
3.65%, 02/04/24 (Call 01/05/24)	600	631,852
5.45%, 05/15/19	400	451,982
Bank of Nova Scotia (The)
1.10%, 12/13/16	500	500,923
1.30%, 07/21/17	370	370,946
1.45%, 04/25/18	1,150	1,149,238
2.55%, 01/12/17	182	186,568
4.38%, 01/13/21	150	165,186
Barclays Bank PLC
3.75%, 05/15/24	400	412,721
5.00%, 09/22/16	350	367,919
5.13%, 01/08/20	350	395,144
5.14%, 10/14/20	250	276,405
6.75%, 05/22/19	450	529,113
Barclays PLC
3.65%, 03/16/25	700	686,058
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	457,443
2.25%, 02/01/19 (Call 01/02/19)	500	504,907
2.45%, 01/15/20 (Call 12/15/19)	750	757,559
6.85%, 04/30/19	255	299,593
BNP Paribas SA
1.38%, 03/17/17	1,000	999,934
2.38%, 09/14/17	225	229,006
2.70%, 08/20/18	450	461,564
3.25%, 03/03/23	600	605,066
4.25%, 10/15/24	200	203,773
5.00%, 01/15/21	400	450,679
BPCE SA
1.63%, 02/10/17[a]	500	503,726
2.50%, 07/15/19	500	508,545
4.00%, 04/15/24[a]	250	259,918
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	250,119
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	450	451,428
Capital One Financial Corp.
3.15%, 07/15/16	50	51,152
3.20%, 02/05/25 (Call 01/05/25)	105	101,874
3.75%, 04/24/24 (Call 03/24/24)	400	407,643
4.75%, 07/15/21	40	44,158
6.75%, 09/15/17	150	167,187
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	750	748,362
2.40%, 09/05/19 (Call 08/15/19)[a]	250	250,146
Citigroup Inc.
1.70%, 04/27/18	500	498,261
1.80%, 02/05/18	695	694,573
2.50%, 07/29/19	1,400	1,412,967
3.30%, 04/27/25	155	152,598
3.38%, 03/01/23	400	406,241
3.88%, 10/25/23	600	625,290
3.88%, 03/26/25	1,000	989,399
3.95%, 06/15/16	300	309,042
4.45%, 01/10/17	600	629,404
4.50%, 01/14/22	100	109,092
5.30%, 05/06/44	200	213,671
5.38%, 08/09/20	950	1,077,398
5.50%, 09/13/25	850	953,065
6.00%, 08/15/17	475	519,576
6.00%, 10/31/33	655	744,513

Security	Principal (000s)	Value

6.13%, 11/21/17	$650	$718,534
6.13%, 05/15/18	225	251,689
6.88%, 03/05/38[a]	475	629,085
8.13%, 07/15/39	600	904,197
8.50%, 05/22/19	675	831,797
Comerica Bank
5.75%, 11/21/16	500	533,643
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	400	399,622
1.90%, 09/18/17[a]	500	507,580
2.30%, 09/06/19	500	503,743
2.30%, 03/12/20[a]	500	501,908
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	500	487,915
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	150	155,437
3.88%, 02/08/22	930	991,359
4.50%, 01/11/21	75	82,950
5.75%, 12/01/43	500	589,256
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[a]	1,700	1,708,192
CorpBanca SA
3.13%, 01/15/18	200	201,250
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[c]	1,255	1,254,685
3.75%, 03/26/25[c]	250	246,832
Credit Suisse/New York NY
1.75%, 01/29/18	800	802,624
3.00%, 10/29/21	1,250	1,267,123
3.63%, 09/09/24	250	254,510
4.38%, 08/05/20	1,000	1,097,378
5.40%, 01/14/20	160	178,896
Deutsche Bank AG
4.50%, 04/01/25[a]	200	196,003
Deutsche Bank AG/London
1.88%, 02/13/18	660	660,889
3.70%, 05/30/24[a]	950	962,642
6.00%, 09/01/17[a]	600	656,302
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	250	249,087
7.00%, 04/15/20	550	645,871
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	30	30,949
8.25%, 03/01/38	325	472,280
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	500	499,794
2.88%, 10/01/21 (Call 09/01/21)	200	201,825
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	800	813,400
2.55%, 10/23/19	830	836,359
2.60%, 04/23/20 (Call 03/23/20)	1,500	1,504,377
3.63%, 01/22/23	500	509,319
3.85%, 07/08/24 (Call 04/08/24)	2,050	2,096,988
5.25%, 07/27/21	800	902,125
5.38%, 03/15/20	350	392,865
5.63%, 01/15/17	592	629,223
5.75%, 01/24/22	700	810,806
5.95%, 01/18/18	420	464,310
5.95%, 01/15/27	250	287,504
6.00%, 06/15/20	100	115,371
6.13%, 02/15/33	850	1,044,747
6.15%, 04/01/18	706	788,296
6.25%, 09/01/17	500	550,248

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.25%, 02/01/41	$1,180	$1,467,855
6.75%, 10/01/37	217	266,135
7.50%, 02/15/19	450	532,726
HSBC Bank USA N.A.
4.88%, 08/24/20	750	838,161
HSBC Holdings PLC
5.10%, 04/05/21[a]	64	72,565
6.10%, 01/14/42	312	399,482
6.50%, 05/02/36	1,200	1,500,924
6.50%, 09/15/37	349	439,823
6.80%, 06/01/38	600	784,362
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,500,058
2.35%, 03/05/20	250	250,050
3.50%, 06/23/24	550	566,549
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	500	500,012
1.70%, 02/26/18 (Call 01/26/18)	250	249,511
2.40%, 04/01/20 (Call 03/01/20)	250	248,915
Intesa Sanpaolo SpA
3.88%, 01/16/18	700	729,310
5.25%, 01/12/24	200	219,952
JPMorgan Chase & Co.
1.35%, 02/15/17	500	501,695
2.20%, 10/22/19	1,250	1,249,201
2.25%, 01/23/20 (Call 12/23/19)	600	596,971
3.13%, 01/23/25 (Call 10/23/24)	1,450	1,417,862
3.15%, 07/05/16	400	409,431
3.20%, 01/25/23	2,500	2,507,343
3.63%, 05/13/24	350	358,309
3.88%, 09/10/24	500	501,871
4.13%, 12/15/26[a]	1,000	1,009,041
4.25%, 10/15/20	600	649,477
4.35%, 08/15/21	280	303,971
4.40%, 07/22/20	442	482,381
4.50%, 01/24/22	1,000	1,092,521
4.63%, 05/10/21	250	275,745
4.85%, 02/01/44[a]	500	540,931
5.40%, 01/06/42	480	553,350
5.50%, 10/15/40	300	347,729
5.60%, 07/15/41	250	295,540
6.00%, 01/15/18	719	798,470
6.30%, 04/23/19	380	437,602
6.40%, 05/15/38	225	287,791
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,421,930
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	500,344
KeyCorp
5.10%, 03/24/21	300	337,370
KfW
0.88%, 12/15/17	2,600	2,598,004
1.25%, 10/05/16	2,350	2,373,639
2.00%, 06/01/16	1,800	1,828,439
2.00%, 05/02/25	1,300	1,273,596
2.13%, 01/17/23	3,150	3,170,264
2.38%, 08/25/21	175	180,644
2.50%, 11/20/24	250	256,173
2.75%, 09/08/20	2,000	2,110,719
2.75%, 10/01/20	1,500	1,583,220
4.00%, 01/27/20	1,650	1,832,820
4.50%, 07/16/18	450	496,849
4.88%, 01/17/17	500	534,340

Security	Principal (000s)	Value

4.88%, 06/17/19	$500	$568,824
Korea Development Bank (The)
1.50%, 01/22/18	500	497,972
3.75%, 01/22/24[a]	200	214,233
3.88%, 05/04/17	1,100	1,148,581
4.63%, 11/16/21	300	335,726
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	650	649,442
1.38%, 10/23/19	400	398,516
1.88%, 09/17/18	450	460,340
2.00%, 01/13/25	500	491,402
2.13%, 07/15/16	325	330,981
2.38%, 09/13/17	625	646,730
5.00%, 11/08/16[a]	170	180,574
Lloyds Bank PLC
2.35%, 09/05/19	800	804,352
4.20%, 03/28/17	500	526,260
6.38%, 01/21/21	55	65,774
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,109
2.25%, 07/25/19 (Call 06/25/19)	500	502,612
2.90%, 02/06/25 (Call 01/06/25)	250	242,910
Morgan Stanley
2.13%, 04/25/18	1,100	1,109,948
2.50%, 01/24/19[a]	600	609,114
2.65%, 01/27/20	500	504,694
3.95%, 04/23/27	100	97,528
4.10%, 05/22/23	500	512,098
4.30%, 01/27/45	700	680,813
4.35%, 09/08/26	565	573,729
4.88%, 11/01/22	400	431,681
5.00%, 11/24/25	250	268,876
5.45%, 01/09/17	450	478,988
5.50%, 07/28/21	155	177,901
5.63%, 09/23/19	200	225,952
5.75%, 10/18/16	1,354	1,434,645
5.75%, 01/25/21	400	462,041
5.95%, 12/28/17	2,000	2,206,388
6.38%, 07/24/42	1,250	1,594,816
6.63%, 04/01/18	532	601,423
7.25%, 04/01/32	350	471,877
7.30%, 05/13/19	525	621,492
Series F
3.88%, 04/29/24	350	360,612
MUFG Americas Holdings Corp.
3.50%, 06/18/22	400	410,154
National Australia Bank Ltd./New York
2.30%, 07/25/18	500	509,572
National City Corp.
6.88%, 05/15/19	400	466,909
Northern Trust Corp.
3.38%, 08/23/21	500	529,069
Oesterreichische Kontrollbank AG
1.63%, 03/12/19	850	859,175
5.00%, 04/25/17	700	755,185
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[d]	1,900	1,913,428
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	350	361,462
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	312	323,444
4.38%, 08/11/20[d]	250	275,060
5.13%, 02/08/20[d]	395	445,881

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Regions Bank/Birmingham AL
6.45%, 06/26/37	$250	$305,860
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	150	150,028
Royal Bank of Canada
1.50%, 01/16/18	550	551,789
2.15%, 03/15/19[a]	1,000	1,010,363
2.30%, 07/20/16	675	686,978
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	400	456,137
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	275	315,207
6.13%, 01/11/21	90	105,870
Santander Bank N.A.
8.75%, 05/30/18	250	292,296
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	150	148,876
Societe Generale SA
2.63%, 10/01/18	250	255,228
State Street Corp.
3.30%, 12/16/24[a]	250	254,803
3.70%, 11/20/23	350	369,111
4.38%, 03/07/21	212	234,235
4.96%, 03/15/18	152	163,167
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	500	498,255
1.50%, 01/18/18	750	747,816
2.25%, 07/11/19[a]	500	502,048
2.45%, 01/16/20[a]	250	253,226
3.40%, 07/11/24	350	358,380
SunTrust Bank/Atlanta GA
5.00%, 09/01/15	77	77,791
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	620,427
SVB Financial Group
3.50%, 01/29/25	250	244,051
Svenska Handelsbanken AB
2.25%, 06/17/19	500	506,095
2.88%, 04/04/17	500	515,405
Toronto-Dominion Bank (The)
1.40%, 04/30/18	650	648,644
2.25%, 11/05/19[a]	400	403,958
2.38%, 10/19/16	112	114,455
2.50%, 07/14/16	680	693,404
2.63%, 09/10/18	250	258,358
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	250	253,532
3.00%, 03/15/22 (Call 02/15/22)	250	253,860
4.13%, 05/24/21 (Call 04/23/21)	700	765,401
Series F
2.20%, 11/15/16 (Call 10/14/16)	460	468,258
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	500	501,735
2.80%, 01/27/25 (Call 12/27/24)	750	737,731
UBS AG/Stamford CT
2.38%, 08/14/19	2,400	2,415,281
4.88%, 08/04/20	500	559,480
5.75%, 04/25/18	450	500,358
Series 10
5.88%, 07/15/16	400	420,876
Wachovia Corp.
5.50%, 08/01/35	100	112,909
5.63%, 10/15/16	260	276,239

Security	Principal (000s)	Value

5.75%, 06/15/17	$850	$927,149
5.75%, 02/01/18	1,175	1,304,274
7.50%, 04/15/35	100	137,220
Wells Fargo & Co.
1.50%, 01/16/18	400	401,301
3.00%, 02/19/25	415	406,535
3.30%, 09/09/24	2,100	2,117,323
3.50%, 03/08/22[a]	620	648,678
3.68%, 06/15/16[b]	500	515,490
3.90%, 05/01/45	200	189,261
4.10%, 06/03/26[a]	1,200	1,234,736
4.13%, 08/15/23	200	211,384
4.60%, 04/01/21	275	305,918
5.13%, 09/15/16	150	157,905
5.38%, 11/02/43	100	110,398
5.61%, 01/15/44	1,470	1,671,394
5.63%, 12/11/17	555	612,620
Series M
3.45%, 02/13/23[a]	270	273,715
Series N
2.15%, 01/30/20	500	499,440
Westpac Banking Corp.
1.60%, 01/12/18	700	701,368
2.00%, 08/14/17	1,082	1,100,081
4.88%, 11/19/19	380	422,758

		189,480,957
BEVERAGES — 1.58%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	120	132,546
6.45%, 09/01/37	478	617,119
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17[a]	1,100	1,103,903
2.63%, 01/17/23	200	195,370
3.70%, 02/01/24[a]	800	832,743
4.00%, 01/17/43	75	71,527
4.63%, 02/01/44[a]	400	418,077
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	900	904,638
4.38%, 02/15/21	75	82,160
5.38%, 01/15/20	96	109,391
6.38%, 01/15/40	210	269,445
6.88%, 11/15/19	250	299,164
7.75%, 01/15/19	250	299,832
8.20%, 01/15/39	230	349,961
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	148,559
Coca-Cola Co. (The)
1.65%, 03/14/18	300	303,577
1.80%, 09/01/16	300	304,368
3.15%, 11/15/20	420	443,838
3.20%, 11/01/23[a]	552	569,867
3.30%, 09/01/21	462	488,877
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	250	253,080
4.50%, 09/01/21 (Call 06/01/21)	400	441,614
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	200	203,983
5.25%, 11/26/43	300	335,540
Diageo Capital PLC
1.13%, 04/29/18	450	445,422
2.63%, 04/29/23 (Call 01/29/23)	700	687,146

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.88%, 04/29/43 (Call 10/29/42)[a]	$35	$33,431
5.75%, 10/23/17	526	580,757
5.88%, 09/30/36	78	95,690
Diageo Investment Corp.
4.25%, 05/11/42	200	201,685
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	450	458,519
Molson Coors Brewing Co.
2.00%, 05/01/17	250	252,217
5.00%, 05/01/42[a]	250	249,718
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	785	1,083,186
PepsiCo Inc.
1.25%, 08/13/17	300	300,789
2.75%, 04/30/25 (Call 01/30/25)	800	779,850
3.00%, 08/25/21[a]	750	776,108
3.60%, 03/01/24 (Call 12/01/23)	500	524,423
4.00%, 03/05/42[a]	228	221,151
7.90%, 11/01/18	367	441,487

		16,310,758
BIOTECHNOLOGY — 0.93%
Amgen Inc.
2.13%, 05/15/17	302	306,980
2.20%, 05/22/19 (Call 04/22/19)	500	502,699
2.30%, 06/15/16	180	182,546
2.50%, 11/15/16	1,400	1,429,276
3.88%, 11/15/21 (Call 08/15/21)	192	203,853
4.10%, 06/15/21 (Call 03/15/21)	762	818,617
4.40%, 05/01/45 (Call 11/01/44)	670	646,485
5.15%, 11/15/41 (Call 05/15/41)	950	1,011,126
5.38%, 05/15/43 (Call 11/15/42)	250	276,390
5.65%, 06/15/42 (Call 12/15/41)	180	205,257
5.75%, 03/15/40	50	57,495
5.85%, 06/01/17	275	299,518
6.38%, 06/01/37	30	36,528
Celgene Corp.
3.25%, 08/15/22	400	403,937
3.63%, 05/15/24 (Call 02/15/24)	500	510,465
3.95%, 10/15/20	200	214,124
4.63%, 05/15/44 (Call 11/15/43)	200	200,868
Gilead Sciences Inc.
2.35%, 02/01/20	500	507,408
3.05%, 12/01/16	100	103,199
3.70%, 04/01/24 (Call 01/01/24)	250	259,962
4.40%, 12/01/21 (Call 09/01/21)	250	277,104
4.50%, 04/01/21 (Call 01/01/21)	200	222,431
4.50%, 02/01/45 (Call 08/01/44)	750	766,226
5.65%, 12/01/41 (Call 06/01/41)	152	178,181

		9,620,675
BUILDING MATERIALS — 0.03%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	352	363,706

		363,706
CHEMICALS — 1.77%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	445,735

Security	Principal (000s)	Value

4.13%, 03/15/35 (Call 09/15/34)	$45	$42,142
5.25%, 01/15/45 (Call 07/15/44)	300	319,685
6.75%, 01/15/19	78	89,803
Air Products & Chemicals Inc.
2.00%, 08/02/16	88	89,249
3.00%, 11/03/21	200	204,521
4.38%, 08/21/19	150	163,810
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	112	113,988
3.65%, 07/15/24 (Call 04/15/24)	200	202,942
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	212,913
Cabot Corp.
3.70%, 07/15/22	50	50,953
CF Industries Inc.
5.38%, 03/15/44	400	412,339
7.13%, 05/01/20	350	417,912
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	210,613
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	650	643,300
4.13%, 11/15/21 (Call 08/15/21)	290	308,944
4.25%, 10/01/34 (Call 04/01/34)	500	479,741
4.38%, 11/15/42 (Call 05/15/42)	352	327,404
8.55%, 05/15/19	600	740,614
9.40%, 05/15/39	170	261,805
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	450	460,970
3.80%, 03/15/25 (Call 12/15/24)	500	509,381
5.50%, 11/15/19	480	543,273
Ecolab Inc.
1.45%, 12/08/17	100	99,881
3.00%, 12/08/16	102	104,915
4.35%, 12/08/21[a]	512	558,507
5.50%, 12/08/41	100	114,590
EI du Pont de Nemours & Co.
2.80%, 02/15/23	212	209,729
3.63%, 01/15/21	436	461,214
4.15%, 02/15/43[a]	300	297,184
4.63%, 01/15/20	182	201,165
5.25%, 12/15/16	108	114,943
6.00%, 07/15/18	479	541,780
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	102,995
Lubrizol Corp.
8.88%, 02/01/19	250	308,611
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	400	405,373
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)[a]	1,500	1,647,387
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	300	303,536
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	500	471,208
3.38%, 07/15/24 (Call 04/15/24)	670	661,114
4.40%, 07/15/44 (Call 01/15/44)	450	420,737
5.88%, 04/15/38	25	27,896
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	560	590,281
5.63%, 11/15/43 (Call 05/15/43)	225	252,746
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	250	244,848
3.25%, 12/01/17	180	188,024

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.63%, 12/01/40[a]	$182	$215,426
6.50%, 05/15/19[a]	160	186,817
PPG Industries Inc.
3.60%, 11/15/20	100	105,759
5.50%, 11/15/40[a]	82	94,797
Praxair Inc.
1.25%, 11/07/18	130	128,471
2.20%, 08/15/22 (Call 05/15/22)	400	385,546
2.45%, 02/15/22 (Call 11/15/21)	92	90,673
2.65%, 02/05/25 (Call 11/05/24)	170	165,225
3.00%, 09/01/21	100	102,786
4.05%, 03/15/21	52	56,566
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	400	416,500
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	180	176,559
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	100	96,005
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	52,071
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	209,963
4.40%, 02/01/45 (Call 08/01/44)	200	191,445

		18,255,310
COMMERCIAL SERVICES — 0.48%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	177,521
Catholic Health Initiatives
4.35%, 11/01/42	200	186,111
Emory University
5.63%, 09/01/19	40	46,294
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	199,388
6.30%, 07/01/17	100	109,529
Massachusetts Institute of Technology
4.68%, 07/01/14	200	211,637
5.60%, 07/01/11	80	101,093
MasterCard Inc.
3.38%, 04/01/24	250	259,266
McGraw Hill Financial Inc.
4.00%, 06/15/25 (Call 03/15/25)[c]	500	508,274
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)[a]	200	203,334
4.88%, 02/15/24 (Call 11/15/23)	250	272,750
5.50%, 09/01/20	100	113,275
Princeton University Series A
4.95%, 03/01/19	250	279,728
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	200,400
3.00%, 08/15/19 (Call 07/15/19)	300	304,834
4.25%, 08/15/24 (Call 05/15/24)	400	410,002
Vanderbilt University (The)
5.25%, 04/01/19	125	141,323
Verisk Analytics Inc.
4.13%, 09/12/22	350	362,886
Western Union Co. (The)
3.65%, 08/22/18	200	207,878
5.25%, 04/01/20	160	175,608
5.93%, 10/01/16	230	244,411
6.20%, 11/17/36	100	97,482

Security	Principal (000s)	Value

6.20%, 06/21/40	$160	$160,654

		4,973,678
COMPUTERS — 1.68%
Apple Inc.
1.00%, 05/03/18	200	198,323
1.55%, 02/07/20	200	197,273
2.00%, 05/06/20	485	487,383
2.10%, 05/06/19[a]	1,700	1,726,707
2.40%, 05/03/23[a]	700	681,385
2.50%, 02/09/25	1,375	1,311,264
3.45%, 05/06/24	600	622,146
3.45%, 02/09/45	370	321,596
3.85%, 05/04/43	600	562,142
4.45%, 05/06/44	500	515,077
Computer Sciences Corp.
6.50%, 03/15/18	240	265,194
EMC Corp./MA
1.88%, 06/01/18	912	918,696
3.38%, 06/01/23 (Call 03/01/23)[a]	450	460,160
Hewlett-Packard Co.
2.60%, 09/15/17	350	358,003
2.65%, 06/01/16	352	357,664
2.75%, 01/14/19	100	102,024
3.00%, 09/15/16	500	512,130
4.30%, 06/01/21	162	171,068
4.38%, 09/15/21	300	317,904
4.65%, 12/09/21[a]	450	483,604
6.00%, 09/15/41	502	528,173
International Business Machines Corp.
1.25%, 02/06/17	500	503,259
1.63%, 05/15/20	250	246,003
1.95%, 07/22/16	100	101,558
2.90%, 11/01/21[a]	900	928,494
3.63%, 02/12/24[a]	300	310,616
4.00%, 06/20/42[a]	265	247,634
5.60%, 11/30/39	342	401,028
5.70%, 09/14/17	1,534	1,693,639
6.50%, 01/15/28	150	192,463
7.63%, 10/15/18	570	681,805
NetApp Inc.
2.00%, 12/15/17[a]	330	331,398
Seagate HDD Cayman
4.75%, 06/01/23	500	518,657
5.75%, 12/01/34 (Call 06/01/34)[c]	60	61,630

		17,316,100
COSMETICS & PERSONAL CARE — 0.31%
Colgate-Palmolive Co.
1.30%, 01/15/17	250	251,936
2.95%, 11/01/20	200	208,189
3.25%, 03/15/24[a]	550	571,496
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[a]	100	97,425
Procter & Gamble Co. (The)
1.45%, 08/15/16[a]	140	141,463
1.90%, 11/01/19	410	412,686
2.30%, 02/06/22	452	447,945
4.70%, 02/15/19[a]	450	499,727
5.55%, 03/05/37	428	536,919

		3,167,786

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 0.07%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	$250	$258,911
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	200	205,308
5.25%, 09/01/17	200	214,095

		678,314
DIVERSIFIED FINANCIAL SERVICES — 3.85%
Affiliated Managers Group Inc.
3.50%, 08/01/25	250	246,495
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	250	251,497
3.88%, 04/01/21 (Call 03/01/21)[a]	375	386,499
Alterra Finance LLC
6.25%, 09/30/20	100	116,511
American Express Co.
1.55%, 05/22/18	302	300,924
2.65%, 12/02/22	212	207,802
3.63%, 12/05/24 (Call 11/04/24)	250	251,173
4.05%, 12/03/42	275	259,005
6.15%, 08/28/17	150	165,358
6.80%, 09/01/66 (Call 09/01/16)[e]	128	133,120
7.00%, 03/19/18	406	464,302
American Express Credit Corp.
1.13%, 06/05/17	1,800	1,795,601
1.30%, 07/29/16	500	502,718
1.55%, 09/22/17	145	145,562
2.80%, 09/19/16	1,050	1,075,327
Ameriprise Financial Inc.
3.70%, 10/15/24	200	208,101
4.00%, 10/15/23	50	53,120
Associates Corp. of North America
6.95%, 11/01/18	505	584,007
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	450	479,220
7.25%, 02/01/18	475	542,449
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	500	498,760
8.80%, 07/15/19	850	1,050,380
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	380	378,518
3.23%, 09/01/22	205	210,050
CME Group Inc./IL
3.00%, 09/15/22	112	114,236
5.30%, 09/15/43 (Call 03/15/43)	250	294,037
Credit Suisse USA Inc.
7.13%, 07/15/32	200	267,455
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	73,696
3.95%, 11/06/24 (Call 08/06/24)	200	201,289
5.20%, 04/27/22	160	174,848
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	506,392
3.66%, 09/08/24[a]	450	454,142
4.25%, 02/03/17	600	627,154
5.00%, 05/15/18	1,400	1,516,865
5.75%, 02/01/21	1,500	1,723,105
8.00%, 12/15/16	300	329,657
Franklin Resources Inc.
2.80%, 09/15/22	62	62,218

Security	Principal (000s)	Value

2.85%, 03/30/25	$300	$295,027
General Electric Capital Corp.
1.63%, 04/02/18[a]	900	908,032
2.20%, 01/09/20 (Call 12/09/19)	1,500	1,516,472
3.45%, 05/15/24 (Call 02/13/24)	2,300	2,408,218
4.63%, 01/07/21	225	251,894
4.65%, 10/17/21	575	646,182
5.30%, 02/11/21	470	540,906
5.40%, 02/15/17	270	290,474
5.63%, 09/15/17	900	989,665
5.63%, 05/01/18	275	307,893
5.88%, 01/14/38	1,300	1,638,587
6.00%, 08/07/19	1,895	2,204,709
6.38%, 11/15/67 (Call 11/15/17)[e]	600	654,000
6.88%, 01/10/39	950	1,328,678
Series A
6.75%, 03/15/32	467	632,074
Goldman Sachs Capital I
6.35%, 02/15/34	945	1,121,574
HSBC Finance Corp.
6.68%, 01/15/21	514	603,362
International Lease Finance Corp.
6.75%, 09/01/16[c]	500	528,100
Invesco Finance PLC
4.00%, 01/30/24	450	475,427
Jefferies Group LLC
5.13%, 04/13/18	450	477,039
6.45%, 06/08/27	125	134,247
6.50%, 01/20/43	175	170,230
6.88%, 04/15/21	100	114,823
8.50%, 07/15/19	200	239,636
Lazard Group LLC
6.85%, 06/15/17	54	59,224
Legg Mason Inc.
5.63%, 01/15/44	130	144,042
Murray Street Investment Trust I
4.65%, 03/09/17[b]	450	474,860
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	90,211
5.55%, 01/15/20[a]	250	278,628
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	400	399,187
2.30%, 11/15/19 (Call 10/15/19)	100	101,187
3.05%, 02/15/22 (Call 11/15/21)	80	81,429
10.38%, 11/01/18	500	639,079
Series C
8.00%, 03/01/32	200	282,677
Nomura Holdings Inc.
2.00%, 09/13/16	390	393,468
2.75%, 03/19/19	500	509,503
6.70%, 03/04/20	250	296,754
NYSE Holdings LLC
2.00%, 10/05/17	500	506,563
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	287,210

		39,672,864
ELECTRIC — 5.46%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)[a]	95	93,184
3.38%, 10/01/20	175	183,982
3.75%, 03/01/45 (Call 09/01/44)	365	343,301

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.10%, 01/15/42	$150	$151,764
4.15%, 08/15/44 (Call 02/15/44)	400	400,155
6.00%, 03/01/39	225	284,791
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	202,515
4.30%, 07/01/44 (Call 01/01/44)	250	260,633
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	450	450,234
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	250	248,494
7.00%, 04/01/38	250	337,828
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	200	200,299
4.50%, 04/01/42 (Call 10/01/41)	350	369,645
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	250	251,439
2.40%, 02/01/20 (Call 01/01/20)	200	201,425
4.50%, 02/01/45 (Call 08/01/44)[a]	500	509,163
5.15%, 11/15/43 (Call 05/15/43)	400	445,395
5.75%, 04/01/18	250	278,082
6.13%, 04/01/36	388	466,882
6.50%, 09/15/37	430	556,137
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	400	424,051
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250	286,241
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	100	101,183
3.10%, 11/01/24 (Call 08/01/24)	300	302,484
3.40%, 09/01/21 (Call 06/01/21)	200	208,664
3.70%, 03/01/45 (Call 09/01/44)	300	280,086
5.80%, 03/15/18	165	185,059
6.45%, 01/15/38	500	652,976
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	145,459
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	400	408,143
3.95%, 03/01/43 (Call 09/01/42)	300	285,524
4.63%, 12/01/54 (Call 06/01/54)	400	405,646
5.50%, 12/01/39	5	5,764
6.30%, 08/15/37	448	577,800
6.65%, 04/01/19	200	234,024
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	200	202,334
3.38%, 08/15/23 (Call 05/15/23)	125	129,586
4.35%, 08/31/64 (Call 02/28/64)[a]	250	245,139
6.70%, 09/15/19	400	476,248
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	51,822
4.00%, 06/01/42 (Call 12/01/41)	350	343,342
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	200	205,373
Dominion Resources Inc./VA
1.25%, 03/15/17	150	149,924
2.50%, 12/01/19 (Call 11/01/19)	150	151,474
4.45%, 03/15/21	225	245,394
4.70%, 12/01/44 (Call 06/01/44)	150	154,404
7.00%, 06/15/38	500	646,713
7.50%, 06/30/66 (Call 06/30/16)[e]	500	495,000
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	260	253,830
DTE Electric Co.

Security	Principal (000s)	Value

3.70%, 03/15/45 (Call 09/15/44)	$180	$169,522
5.70%, 10/01/37	500	610,654
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)[a]	345	347,383
3.85%, 12/01/23 (Call 09/01/23)	100	104,049
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	210	203,076
3.90%, 06/15/21 (Call 03/15/21)	450	484,644
4.25%, 12/15/41 (Call 06/15/41)	360	367,578
6.05%, 04/15/38	182	230,629
Duke Energy Corp.
1.63%, 08/15/17	250	251,768
2.15%, 11/15/16	630	642,481
3.05%, 08/15/22 (Call 05/15/22)	300	302,889
3.55%, 09/15/21 (Call 06/15/21)	200	208,788
3.75%, 04/15/24 (Call 01/15/24)	775	807,129
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	300	289,270
5.65%, 04/01/40[a]	100	123,688
6.40%, 06/15/38	97	127,491
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	267,040
Duke Energy Progress Inc.
4.15%, 12/01/44 (Call 06/01/44)	505	507,774
5.30%, 01/15/19	200	222,908
Edison International
3.75%, 09/15/17	200	210,555
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	317,205
4.95%, 12/15/44 (Call 12/15/24)	100	101,932
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	150	150,257
Entergy Texas Inc.
7.13%, 02/01/19	600	705,491
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	270	273,035
4.00%, 10/01/20 (Call 07/01/20)	150	157,637
5.20%, 10/01/19	200	221,475
5.60%, 06/15/42 (Call 12/15/41)	355	377,038
6.25%, 10/01/39	100	114,433
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	382,723
6.80%, 08/15/39	352	360,517
Florida Power & Light Co.
4.05%, 10/01/44 (Call 04/01/44)	500	502,749
5.25%, 02/01/41 (Call 08/01/40)	200	241,311
5.95%, 02/01/38	175	221,956
5.96%, 04/01/39	235	307,605
Georgia Power Co.
4.30%, 03/15/42	245	243,544
5.40%, 06/01/40	150	172,174
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,399
Hydro-Quebec
1.38%, 06/19/17	600	605,780
2.00%, 06/30/16	180	182,818
8.05%, 07/07/24	435	608,108
Iberdrola International BV
6.75%, 07/15/36	200	253,036
Indiana Michigan Power Co.
7.00%, 03/15/19[a]	200	235,144
Integrys Energy Group Inc.
4.17%, 11/01/20	100	107,542

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Interstate Power & Light Co.
6.25%, 07/15/39	$100	$130,579
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	250	274,384
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	225,380
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	110	129,452
LG&E and KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	150	161,693
Nevada Power Co.
6.65%, 04/01/36	250	325,488
7.13%, 03/15/19	314	371,982
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	250	250,944
4.50%, 06/01/21 (Call 03/01/21)	100	108,780
6.00%, 03/01/19	150	169,334
Series D
7.30%, 09/01/67 (Call 09/01/17)[e]	1,100	1,133,000
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)	250	291,126
5.80%, 02/01/42 (Call 08/01/41)	350	412,468
6.40%, 03/15/18	116	131,045
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	600	605,788
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	240,597
5.50%, 03/15/40	125	148,850
Oglethorpe Power Corp.
5.25%, 09/01/50	200	218,201
5.38%, 11/01/40[a]	95	105,698
Ohio Power Co. Series M
5.38%, 10/01/21	185	214,031
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	100	104,107
5.25%, 05/15/41 (Call 11/15/40)	155	177,715
6.35%, 09/01/18	100	114,491
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	300	300,506
2.95%, 04/01/25 (Call 01/01/25)[c]	250	245,873
6.80%, 09/01/18	150	173,293
7.00%, 09/01/22	170	212,166
7.50%, 09/01/38	380	554,148
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	500	484,625
3.40%, 08/15/24 (Call 05/15/24)	140	141,662
3.75%, 02/15/24 (Call 11/15/23)	325	338,244
4.75%, 02/15/44 (Call 08/15/43)	500	534,204
5.40%, 01/15/40	5	5,733
6.05%, 03/01/34	600	744,136
6.25%, 03/01/39	450	570,514
8.25%, 10/15/18	200	240,899
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	478	483,698
3.60%, 04/01/24 (Call 01/01/24)	400	419,708
3.85%, 06/15/21 (Call 03/15/21)	260	280,339
5.25%, 06/15/35	100	114,020
6.00%, 01/15/39	250	315,793
Portland General Electric Co.
6.10%, 04/15/19	200	227,478
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	208,579

Security	Principal (000s)	Value

PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)	$400	$425,850
5.00%, 03/15/44 (Call 09/15/43)	250	272,523
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	153,290
5.20%, 07/15/41 (Call 01/15/41)	275	319,444
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	108,892
7.75%, 03/01/31	225	306,315
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	250	251,995
4.15%, 09/15/21 (Call 06/15/21)	100	105,375
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	500	485,320
4.75%, 08/15/41 (Call 02/15/41)	50	55,922
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	350	362,695
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	217,254
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,400	1,358,201
4.05%, 05/01/45 (Call 11/01/44)	250	252,262
5.50%, 03/01/40	110	134,044
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[c]	250	254,210
Puget Sound Energy Inc.
5.76%, 10/01/39	400	491,016
5.76%, 07/15/40	250	312,689
San Diego Gas & Electric Co.
1.91%, 02/01/22	400	401,576
3.00%, 08/15/21	200	204,494
3.95%, 11/15/41	300	295,278
6.00%, 06/01/39	50	63,817
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	204,057
4.75%, 05/15/21 (Call 02/15/21)	50	53,115
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	400	405,171
6.05%, 01/15/38	125	152,976
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	150	163,207
4.65%, 10/01/43 (Call 04/01/43)	600	650,529
5.50%, 08/15/18	300	336,577
5.50%, 03/15/40	350	420,415
5.75%, 04/01/35	260	325,268
6.00%, 01/15/34	62	76,613
Southern Co. (The)
1.95%, 09/01/16	325	329,522
Southern Power Co.
5.15%, 09/15/41	100	108,054
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	50	51,763
3.90%, 04/01/45 (Call 10/01/44)	400	365,852
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	492,914
4.20%, 05/15/45 (Call 11/15/44)	250	252,650
TECO Finance Inc.
6.57%, 11/01/17	135	150,239
TransAlta Corp.
1.90%, 06/03/17	500	497,769
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	138,512

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

UIL Holdings Corp.
4.63%, 10/01/20	$100	$105,600
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[a]	100	103,804
6.70%, 02/01/19	110	128,250
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	200	203,543
4.45%, 02/15/44 (Call 08/15/43)	565	584,631
5.40%, 04/30/18	211	233,906
8.88%, 11/15/38	205	317,184
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	250	250,096
4.13%, 03/01/42 (Call 09/01/41)	50	50,218
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	204,168
4.25%, 12/15/19	450	489,534
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	150	149,556
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	55,333
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	550	605,221
6.50%, 07/01/36	225	287,754

		56,283,474
ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	500	493,412
4.25%, 11/15/20[a]	250	274,789
5.00%, 04/15/19	175	195,399
Energizer Holdings Inc.
4.70%, 05/24/22[a]	250	251,831

		1,215,431
ELECTRONICS — 0.57%
Agilent Technologies Inc.
5.00%, 07/15/20	332	366,366
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	312,652
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	175	173,495
Avnet Inc.
4.88%, 12/01/22	152	160,685
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	187,450
Honeywell International Inc.
4.25%, 03/01/21	712	788,580
5.00%, 02/15/19	130	145,513
5.30%, 03/01/18	132	146,316
5.70%, 03/15/37	280	344,704
Jabil Circuit Inc.
4.70%, 09/15/22[a]	312	321,767
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)[a,c]	200	199,294
Koninklijke Philips NV
3.75%, 03/15/22	400	411,686
5.00%, 03/15/42	400	413,965
5.75%, 03/11/18	62	68,652
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	55,431
Thermo Fisher Scientific Inc.

Security	Principal (000s)	Value

1.85%, 01/15/18	$150	$150,407
2.25%, 08/15/16	90	91,259
4.15%, 02/01/24 (Call 11/01/23)	900	945,939
4.50%, 03/01/21	500	541,653
5.30%, 02/01/44 (Call 08/01/43)[a]	100	111,538

		5,937,352
ENGINEERING & CONSTRUCTION — 0.10%
ABB Finance USA Inc.
1.63%, 05/08/17	40	40,302
2.88%, 05/08/22	700	703,893
Fluor Corp.
3.38%, 09/15/21	250	258,739

		1,002,934
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	300	296,356
3.80%, 05/15/18	150	158,626
4.75%, 05/15/23 (Call 02/15/23)	750	832,846
5.25%, 11/15/21	102	115,472
5.70%, 05/15/41 (Call 11/15/40)	200	235,560
6.20%, 03/01/40	72	90,689
Waste Management Inc.
2.60%, 09/01/16	100	102,009
2.90%, 09/15/22 (Call 06/15/22)	150	149,839
3.13%, 03/01/25 (Call 12/01/24)	60	59,395
4.10%, 03/01/45 (Call 09/01/44)	540	515,185
6.10%, 03/15/18	82	92,039

		2,648,016
FOOD — 1.21%
Campbell Soup Co.
3.05%, 07/15/17	500	516,140
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	370	357,135
3.25%, 09/15/22	500	487,405
4.95%, 08/15/20	100	109,001
6.63%, 08/15/39	100	111,807
7.00%, 04/15/19[a]	28	32,325
Delhaize Group SA
6.50%, 06/15/17	180	196,035
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	716,686
5.65%, 02/15/19	317	355,280
Hershey Co. (The)
1.50%, 11/01/16	112	112,930
4.13%, 12/01/20	100	108,919
Ingredion Inc.
4.63%, 11/01/20	150	160,202
JM Smucker Co. (The)
1.75%, 03/15/18[c]	200	200,415
3.50%, 03/15/25[c]	200	200,058
4.38%, 03/15/45[c]	45	43,596
Kellogg Co.
1.75%, 05/17/17	200	201,627
1.88%, 11/17/16	160	161,842
4.00%, 12/15/20	80	85,678
Series B
7.45%, 04/01/31	222	289,113

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Kraft Foods Group Inc.
2.25%, 06/05/17	$570	$579,024
3.50%, 06/06/22	600	610,618
5.00%, 06/04/42	400	414,049
6.88%, 01/26/39	232	287,546
Kroger Co. (The)
2.20%, 01/15/17	350	355,330
2.95%, 11/01/21 (Call 10/01/21)	500	503,886
3.40%, 04/15/22 (Call 01/15/22)	350	358,435
5.40%, 07/15/40 (Call 01/15/40)	330	362,583
7.50%, 04/01/31	225	297,263
8.00%, 09/15/29	150	207,870
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	30	32,477
Mondelez International Inc.
5.38%, 02/10/20	350	395,844
6.13%, 02/01/18	172	192,602
6.13%, 08/23/18	200	227,383
6.50%, 02/09/40	350	452,596
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	250	253,701
4.35%, 10/02/34 (Call 04/02/34)	250	252,643
4.50%, 10/02/44 (Call 04/02/44)	450	456,005
6.63%, 03/17/39	100	133,554
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	342	369,030
4.88%, 08/15/34 (Call 02/15/34)	430	452,038
Unilever Capital Corp.
4.25%, 02/10/21	600	663,920
5.90%, 11/15/32	167	222,478

		12,527,069
FOREST PRODUCTS & PAPER — 0.36%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	206,500
4.75%, 01/11/22 (Call 10/11/21)	112	118,160
7.25%, 07/29/19	100	117,262
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	152	156,409
6.25%, 09/01/42	160	166,033
10.75%, 06/01/17	300	356,625
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	206,750
Georgia-Pacific LLC
7.75%, 11/15/29	250	344,896
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	400	402,220
4.75%, 02/15/22 (Call 11/15/21)	150	164,415
4.80%, 06/15/44 (Call 12/15/43)	450	436,456
5.00%, 09/15/35 (Call 03/15/35)	250	254,198
6.00%, 11/15/41 (Call 05/15/41)	50	55,529
7.50%, 08/15/21	100	126,498
7.95%, 06/15/18	179	210,403
8.70%, 06/15/38	100	140,053
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	245,828

		3,708,235
GAS — 0.40%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	208,349

Security	Principal (000s)	Value

5.25%, 08/15/19	$200	$223,812
5.88%, 03/15/41 (Call 09/15/40)	200	242,386
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	202	201,425
5.50%, 06/15/41 (Call 12/15/40)	100	119,058
8.50%, 03/15/19	132	161,983
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	500	505,589
KeySpan Corp.
5.80%, 04/01/35	125	144,999
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	248,889
4.90%, 12/01/21 (Call 09/01/21)	120	128,562
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	500	503,533
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	200	204,016
Sempra Energy
2.30%, 04/01/17	226	229,962
2.40%, 03/15/20 (Call 02/15/20)	250	250,717
6.00%, 10/15/39	280	341,416
9.80%, 02/15/19	40	50,783
Southern California Gas Co.
4.45%, 03/15/44 (Call 09/15/43)[a]	150	160,110
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	200	208,607

		4,134,196
HAND & MACHINE TOOLS — 0.07%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	502	504,763
Stanley Black & Decker Inc.
2.90%, 11/01/22	250	250,892
3.40%, 12/01/21 (Call 09/01/21)	22	22,887

		778,542
HEALTH CARE — PRODUCTS — 1.36%
Baxter International Inc.
1.85%, 01/15/17	100	101,205
3.20%, 06/15/23 (Call 03/15/23)	928	921,738
4.50%, 08/15/19	200	218,838
4.50%, 06/15/43 (Call 12/15/42)	200	202,614
5.38%, 06/01/18	350	387,755
Becton Dickinson and Co.
2.68%, 12/15/19	300	304,625
3.25%, 11/12/20	400	413,017
3.88%, 05/15/24 (Call 02/15/24)	80	82,563
4.69%, 12/15/44 (Call 06/15/44)	430	438,082
4.88%, 05/15/44 (Call 11/15/43)	300	308,311
6.00%, 05/15/39	100	118,288
6.38%, 08/01/19	250	289,330
Boston Scientific Corp.
5.13%, 01/12/17	100	105,760
6.00%, 01/15/20[a]	800	910,794
Covidien International Finance SA
6.00%, 10/15/17	550	610,205
6.55%, 10/15/37	270	353,589
CR Bard Inc.
1.38%, 01/15/18	300	298,094
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	165,057

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.00%, 03/01/20	$252	$288,403
Medtronic Inc.
1.38%, 04/01/18	550	549,871
2.50%, 03/15/20[c]	800	812,112
3.50%, 03/15/25[c]	800	820,271
4.38%, 03/15/35[c]	850	870,113
4.45%, 03/15/20	300	330,296
4.63%, 03/15/44 (Call 09/15/43)	300	313,966
4.63%, 03/15/45[c]	800	836,852
5.55%, 03/15/40	140	163,733
5.60%, 03/15/19	250	283,800
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	232	240,418
Stryker Corp.
1.30%, 04/01/18	112	111,556
2.00%, 09/30/16	300	304,440
4.38%, 05/15/44 (Call 11/15/43)	250	246,264
Zimmer Holdings Inc.
2.00%, 04/01/18	600	604,398
3.38%, 11/30/21 (Call 08/30/21)	500	508,762
4.45%, 08/15/45 (Call 02/15/45)[a]	400	385,985
5.75%, 11/30/39	150	169,524

		14,070,629
HEALTH CARE — SERVICES —1.15%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	64	64,735
2.75%, 11/15/22 (Call 08/15/22)	450	444,128
3.95%, 09/01/20	100	107,420
4.13%, 06/01/21 (Call 03/01/21)	130	140,420
4.13%, 11/15/42 (Call 05/15/42)[a]	450	436,147
6.63%, 06/15/36	142	182,820
Anthem Inc.
1.88%, 01/15/18	522	524,955
3.50%, 08/15/24 (Call 05/15/24)	600	604,774
3.70%, 08/15/21 (Call 05/15/21)[a]	282	294,806
4.35%, 08/15/20	200	217,082
4.63%, 05/15/42	500	498,280
5.85%, 01/15/36	150	173,320
6.38%, 06/15/37[a]	480	580,829
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	164,127
4.50%, 03/15/21 (Call 12/15/20)	512	562,847
5.13%, 06/15/20	337	380,933
5.38%, 02/15/42 (Call 08/15/41)	180	208,130
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	30	34,369
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	211,353
4.95%, 10/01/44 (Call 04/01/44)	200	208,896
7.20%, 06/15/18[a]	252	290,259
Kaiser Foundation Hospitals
3.50%, 04/01/22	150	153,701
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	925	910,402
3.75%, 08/23/22 (Call 05/23/22)	250	255,454
Quest Diagnostics Inc.
2.70%, 04/01/19	200	202,805
4.70%, 04/01/21	200	215,674
4.70%, 03/30/45 (Call 09/30/44)	300	287,557
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	500	494,975

Security	Principal (000s)	Value

2.88%, 03/15/22 (Call 12/15/21)	$300	$302,658
2.88%, 03/15/23	250	249,628
4.25%, 03/15/43 (Call 09/15/42)	500	506,736
4.63%, 11/15/41 (Call 05/15/41)	550	578,899
4.70%, 02/15/21 (Call 11/15/20)	350	391,596
5.80%, 03/15/36	99	121,010
6.00%, 02/15/18	248	278,366
6.88%, 02/15/38	250	342,825
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	200	202,276

		11,825,192
HOLDING COMPANIES — DIVERSIFIED — 0.09%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	250	254,788
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	200	202,338
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	250	258,712
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	200	193,821

		909,659
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	204,991

		204,991
HOME FURNISHINGS — 0.06%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	102,060
Whirlpool Corp.
3.70%, 05/01/25	250	252,145
4.00%, 03/01/24[a]	100	103,385
4.85%, 06/15/21	105	116,051

		573,641
HOUSEHOLD PRODUCTS & WARES — 0.15%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	82	81,179
Clorox Co. (The)
3.80%, 11/15/21	200	212,767
Kimberly-Clark Corp.
1.90%, 05/22/19	190	191,344
2.40%, 06/01/23	128	124,838
2.65%, 03/01/25	45	44,064
3.88%, 03/01/21	250	271,577
5.30%, 03/01/41	200	235,550
6.63%, 08/01/37	150	202,993
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	213,302

		1,577,614
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	112	116,971

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.00%, 12/01/24 (Call 09/01/24)	$250	$257,497

		374,468
INSURANCE — 2.84%
ACE INA Holdings Inc.
3.35%, 05/15/24	700	716,557
5.90%, 06/15/19	80	91,662
Aflac Inc.
3.63%, 11/15/24	500	512,443
6.45%, 08/15/40	150	188,848
Alleghany Corp.
4.95%, 06/27/22	150	163,556
5.63%, 09/15/20	100	112,147
Allstate Corp. (The)
4.50%, 06/15/43	200	211,966
5.55%, 05/09/35	334	402,729
7.45%, 05/16/19	112	133,772
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	500	503,561
3.88%, 01/15/35 (Call 07/15/34)	700	663,717
4.50%, 07/16/44 (Call 01/16/44)	100	100,519
4.88%, 06/01/22	500	558,259
5.85%, 01/16/18	686	760,205
6.25%, 03/15/87	400	436,000
6.40%, 12/15/20	322	384,093
Aon Corp.
5.00%, 09/30/20	130	145,191
6.25%, 09/30/40	170	211,183
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	202,330
4.60%, 06/14/44 (Call 03/14/44)	100	101,324
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	158,737
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100	114,025
Assurant Inc.
2.50%, 03/15/18	300	304,263
AXA SA
8.60%, 12/15/30	225	312,750
Axis Specialty Finance LLC
5.88%, 06/01/20	250	285,197
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	400	413,657
5.40%, 05/15/18[a]	1,290	1,441,931
5.75%, 01/15/40	130	160,329
Berkshire Hathaway Inc.
1.55%, 02/09/18	500	504,704
1.90%, 01/31/17[a]	380	386,904
3.75%, 08/15/21	200	216,856
4.50%, 02/11/43	128	134,516
Chubb Corp. (The)
5.75%, 05/15/18	175	196,566
6.50%, 05/15/38	350	471,788
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	250	254,693
5.88%, 08/15/20	82	93,853
Fidelity National Financial Inc.
5.50%, 09/01/22	250	269,369
First American Financial Corp.
4.60%, 11/15/24	100	102,339
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	233,240

Security	Principal (000s)	Value

Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	$600	$672,844
6.30%, 03/15/18	200	223,941
6.63%, 03/30/40	192	246,903
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	268,195
Lincoln National Corp.
3.35%, 03/09/25	65	64,377
4.20%, 03/15/22	262	277,928
4.85%, 06/24/21	50	55,487
7.00%, 06/15/40	230	302,559
8.75%, 07/01/19	255	318,236
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	339,654
Manulife Financial Corp.
4.90%, 09/17/20	250	276,758
Markel Corp.
4.90%, 07/01/22	100	109,395
5.35%, 06/01/21	300	337,308
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	156,328
3.50%, 03/10/25 (Call 12/10/24)	400	404,982
4.80%, 07/15/21 (Call 04/15/21)	200	223,069
MetLife Inc.
3.05%, 12/15/22	240	241,822
4.05%, 03/01/45	215	205,411
4.72%, 12/15/44	500	533,878
4.75%, 02/08/21	350	393,164
5.88%, 02/06/41	200	244,492
6.40%, 12/15/66 (Call 12/15/31)	565	644,100
6.75%, 06/01/16	50	52,891
7.72%, 02/15/19	175	210,657
Series D
4.37%, 09/15/23	500	544,890
Principal Financial Group Inc.
1.85%, 11/15/17	312	314,408
3.13%, 05/15/23[a]	202	200,015
3.30%, 09/15/22	102	102,880
6.05%, 10/15/36	132	157,508
Progressive Corp. (The)
3.70%, 01/26/45	200	183,525
3.75%, 08/23/21	500	539,265
6.70%, 06/15/67 (Call 06/15/17)[e]	40	42,000
Protective Life Corp.
8.45%, 10/15/39	230	329,808
Prudential Financial Inc.
1.00%, 05/15/45 (Call 05/15/25)	250	251,875
5.10%, 08/15/43	250	262,806
5.40%, 06/13/35	100	111,271
5.63%, 06/15/43 (Call 06/15/23)[e]	150	158,438
5.70%, 12/14/36	685	780,427
5.88%, 09/15/42 (Call 09/15/22)[e]	250	268,750
7.38%, 06/15/19	250	299,572
8.88%, 06/15/68 (Call 06/15/18)[e]	500	585,000
Series D
6.63%, 12/01/37	55	69,273
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	441,663
Torchmark Corp.
9.25%, 06/15/19	125	156,046
Transatlantic Holdings Inc.
8.00%, 11/30/39	125	169,560
Travelers Companies Inc. (The)

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.80%, 05/15/18	$285	$320,092
5.90%, 06/02/19	300	345,227
6.25%, 06/15/37	350	456,232
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	192,401
Trinity Acquisition PLC
6.13%, 08/15/43	200	219,703
Unum Group
4.00%, 03/15/24	200	206,795
7.13%, 09/30/16	175	188,330
Voya Financial Inc.
5.50%, 07/15/22	500	569,425
WR Berkley Corp.
4.63%, 03/15/22	55	58,996
4.75%, 08/01/44	200	199,443
5.38%, 09/15/20	200	224,464
XLIT Ltd.
5.75%, 10/01/21	162	187,666
6.25%, 05/15/27	250	301,813
6.50%, 10/29/49 (Call 04/15/17)[a,e]	450	393,750

		29,293,475
INTERNET — 0.58%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[c]	345	344,720
3.60%, 11/28/24 (Call 08/28/24)[c]	200	197,526
4.50%, 11/28/34 (Call 05/28/34)[a,c]	400	400,132
Amazon.com Inc.
1.20%, 11/29/17	250	249,704
3.80%, 12/05/24 (Call 09/05/24)[a]	800	824,228
4.80%, 12/05/34 (Call 06/05/34)	200	207,159
4.95%, 12/05/44 (Call 06/05/44)	300	308,561
Baidu Inc.
3.25%, 08/06/18[a]	400	413,357
3.50%, 11/28/22	400	401,675
eBay Inc.
1.35%, 07/15/17	134	133,780
2.60%, 07/15/22 (Call 04/15/22)	650	620,675
3.25%, 10/15/20 (Call 07/15/20)	100	103,268
4.00%, 07/15/42 (Call 01/15/42)	200	170,013
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[a]	100	100,761
5.95%, 08/15/20	352	392,427
Google Inc.
3.63%, 05/19/21	700	758,950
Symantec Corp.
4.20%, 09/15/20[a]	302	317,099

		5,944,035
IRON & STEEL — 0.33%
Nucor Corp.
5.75%, 12/01/17	329	362,941
6.40%, 12/01/37	350	420,693
Vale Overseas Ltd.
4.63%, 09/15/20[a]	450	466,846
6.25%, 01/23/17	789	836,340
6.88%, 11/21/36	826	813,927
Vale SA
5.63%, 09/11/42	600	525,871

		3,426,618

Security	Principal (000s)	Value

LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20	$300	$315,328

		315,328
LODGING — 0.14%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	175	174,735
5.38%, 08/15/21 (Call 05/15/21)	60	68,016
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	80	82,240
3.25%, 09/15/22 (Call 06/15/22)	202	202,680
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)[a]	500	488,108
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	203,996
4.25%, 03/01/22 (Call 12/01/21)[a]	200	202,879

		1,422,654
MACHINERY — 0.88%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	50	50,111
2.05%, 08/01/16	210	212,971
2.25%, 12/01/19	500	506,754
3.25%, 12/01/24	250	253,971
3.30%, 06/09/24	550	561,814
7.15%, 02/15/19	400	475,017
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	1,140	1,180,383
4.30%, 05/15/44 (Call 11/15/43)[a]	50	50,680
5.20%, 05/27/41	300	342,140
5.70%, 08/15/16	290	307,270
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	200	219,674
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	176	175,036
4.38%, 10/16/19[a]	80	88,114
5.38%, 10/16/29	430	519,033
John Deere Capital Corp.
1.30%, 03/12/18	250	249,977
1.35%, 01/16/18	520	521,293
1.85%, 09/15/16	200	202,923
2.05%, 03/10/20	400	401,536
2.25%, 06/07/16	200	203,384
2.30%, 09/16/19	700	711,040
2.75%, 03/15/22	550	553,859
3.15%, 10/15/21	70	72,266
3.35%, 06/12/24	240	248,214
Joy Global Inc.
5.13%, 10/15/21[a]	282	311,431
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	79,585
6.70%, 01/15/28	125	164,530
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	150	147,340
Xylem Inc./NY
3.55%, 09/20/16	260	267,603

		9,077,949

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

MANUFACTURING — 0.82%
3M Co.
1.00%, 06/26/17	$500	$501,243
1.38%, 09/29/16	150	151,578
5.70%, 03/15/37	250	313,198
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	205,246
Cooper U.S. Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	52,413
Danaher Corp.
2.30%, 06/23/16	50	50,899
3.90%, 06/23/21 (Call 03/23/21)	210	226,224
5.40%, 03/01/19	102	114,800
Dover Corp.
5.38%, 10/15/35	85	98,357
5.38%, 03/01/41 (Call 12/01/40)	82	96,312
5.45%, 03/15/18	100	110,912
Eaton Corp.
1.50%, 11/02/17	400	401,628
2.75%, 11/02/22	200	198,455
4.00%, 11/02/32	432	432,669
5.60%, 05/15/18	62	68,953
General Electric Co.
2.70%, 10/09/22	480	481,710
4.13%, 10/09/42	1,050	1,059,887
5.25%, 12/06/17	693	760,513
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	104,847
3.50%, 03/01/24 (Call 12/01/23)	150	156,321
3.90%, 09/01/42 (Call 03/01/42)	200	193,227
4.88%, 09/15/41 (Call 03/15/41)	100	111,282
6.25%, 04/01/19	112	129,320
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	230,300
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)[a]	250	250,676
4.65%, 11/01/44 (Call 05/01/44)	190	188,566
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	350	360,231
Series A
6.25%, 05/15/38	100	129,354
Pentair Finance SA
2.65%, 12/01/19	62	62,091
3.15%, 09/15/22 (Call 06/15/22)	202	198,807
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	54,823
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	55	56,091
4.63%, 09/21/16	100	104,451
5.95%, 09/21/21 (Call 06/21/21)	350	405,417
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	85	86,530
3.50%, 02/03/22 (Call 11/03/21)	150	155,007
6.55%, 10/01/17	127	141,560

		8,443,898
MEDIA — 3.19%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	200	207,219
4.50%, 02/15/21	400	438,596
6.15%, 02/15/41	400	481,417

Security	Principal (000s)	Value

6.40%, 12/15/35	$250	$310,629
6.65%, 11/15/37	726	930,911
6.90%, 03/01/19	500	585,793
6.90%, 08/15/39	150	196,937
7.75%, 12/01/45	250	357,659
CBS Corp.
1.95%, 07/01/17	302	304,599
3.38%, 03/01/22 (Call 12/01/21)	250	252,166
3.50%, 01/15/25 (Call 10/15/24)[a]	50	48,814
4.90%, 08/15/44 (Call 02/15/44)	400	386,863
5.75%, 04/15/20	182	207,488
7.88%, 07/30/30	245	328,143
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	283,269
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,000	1,010,653
4.25%, 01/15/33	500	511,388
4.60%, 08/15/45 (Call 02/15/45)	500	521,900
4.65%, 07/15/42	550	579,045
4.75%, 03/01/44[a]	675	720,471
5.70%, 07/01/19	242	277,294
6.45%, 03/15/37	225	288,554
6.50%, 01/15/17	1,000	1,086,937
6.95%, 08/15/37[a]	265	354,757
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	249,213
3.80%, 03/15/22	50	51,458
3.95%, 01/15/25 (Call 10/15/24)	550	556,180
5.00%, 03/01/21	350	382,541
5.15%, 03/15/42	700	692,183
5.20%, 03/15/20	252	279,334
5.88%, 10/01/19	400	454,835
6.00%, 08/15/40 (Call 05/15/40)	240	260,380
6.38%, 03/01/41	50	56,602
Discovery Communications LLC
4.38%, 06/15/21	700	748,200
4.88%, 04/01/43[a]	400	381,110
5.05%, 06/01/20	100	110,848
6.35%, 06/01/40	112	129,260
Grupo Televisa SAB
6.63%, 03/18/25[a]	550	679,320
NBCUniversal Media LLC
4.38%, 04/01/21	412	452,149
5.15%, 04/30/20	408	464,472
5.95%, 04/01/41	350	425,966
6.40%, 04/30/40	150	193,299
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	204,318
2.75%, 11/15/19 (Call 10/15/19)[a]	250	250,871
TCI Communications Inc.
7.13%, 02/15/28	500	657,585
Thomson Reuters Corp.
1.65%, 09/29/17	400	400,195
3.85%, 09/29/24 (Call 06/29/24)	500	508,593
3.95%, 09/30/21 (Call 06/30/21)	200	213,180
5.65%, 11/23/43 (Call 05/23/43)	100	110,907
6.50%, 07/15/18	92	104,548
Time Warner Cable Inc.
5.00%, 02/01/20	300	323,695
5.50%, 09/01/41 (Call 03/01/41)	452	439,282
5.85%, 05/01/17	600	643,467
6.55%, 05/01/37	263	285,307
6.75%, 07/01/18	250	280,596

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.75%, 06/15/39	$700	$774,227
7.30%, 07/01/38	250	290,748
8.25%, 04/01/19	1,080	1,278,851
Time Warner Inc.
2.10%, 06/01/19	500	495,914
3.40%, 06/15/22	550	556,321
3.60%, 07/15/25	250	250,282
4.65%, 06/01/44 (Call 12/01/43)	500	497,053
4.75%, 03/29/21	210	230,507
4.88%, 03/15/20	140	154,813
5.35%, 12/15/43	200	215,772
5.88%, 11/15/16	130	138,981
6.10%, 07/15/40	300	354,718
6.25%, 03/29/41	58	69,423
7.63%, 04/15/31	700	934,970
7.70%, 05/01/32	597	808,837
Viacom Inc.
3.50%, 04/01/17	130	134,495
3.88%, 12/15/21	350	358,326
4.50%, 03/01/21	200	212,844
4.85%, 12/15/34 (Call 06/15/34)	600	582,481
5.85%, 09/01/43 (Call 03/01/43)	232	242,875
6.88%, 04/30/36	512	594,084
Walt Disney Co. (The)
1.10%, 12/01/17	434	434,765
1.13%, 02/15/17	142	142,952
1.35%, 08/16/16	500	504,335
2.35%, 12/01/22	50	49,402
3.70%, 12/01/42	100	96,035
4.38%, 08/16/41	200	212,861
5.50%, 03/15/19	130	147,972
7.00%, 03/01/32	335	470,136

		32,896,376
METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
1.25%, 01/15/18	192	191,392
3.90%, 01/15/43 (Call 07/15/42)	130	125,358
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	200	182,522

		499,272
MINING — 1.37%
Barrick Gold Corp.
2.50%, 05/01/18[a]	100	100,635
3.85%, 04/01/22	300	295,977
6.95%, 04/01/19	62	72,232
Barrick North America Finance LLC
4.40%, 05/30/21	550	570,085
5.70%, 05/30/41	600	582,798
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	600	600,675
3.85%, 09/30/23[a]	750	785,036
5.00%, 09/30/43	600	645,983
6.50%, 04/01/19	405	472,811
Freeport-McMoRan Inc.
2.15%, 03/01/17	180	180,836
2.38%, 03/15/18	802	800,948
3.10%, 03/15/20[a]	750	751,136
3.55%, 03/01/22 (Call 12/01/21)[a]	380	359,249
5.40%, 11/14/34 (Call 05/14/34)	200	178,584

Security	Principal (000s)	Value

5.45%, 03/15/43 (Call 09/15/42)	$510	$445,763
Glencore Canada Corp.
5.50%, 06/15/17	250	266,212
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	200	195,537
5.45%, 06/09/44 (Call 12/09/43)[a]	200	198,058
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	210	211,179
5.95%, 03/15/24 (Call 12/15/23)	75	72,281
6.88%, 09/01/41 (Call 03/01/41)	100	91,608
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	180	176,618
4.88%, 03/15/42 (Call 09/15/41)	175	153,380
5.13%, 10/01/19	280	306,201
6.25%, 10/01/39	352	361,445
Placer Dome Inc.
6.45%, 10/15/35	300	306,227
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	250	253,940
3.75%, 09/20/21	150	156,718
5.20%, 11/02/40	280	301,180
6.50%, 07/15/18	555	633,415
9.00%, 05/01/19	332	417,760
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	700	690,480
4.13%, 08/21/42 (Call 02/21/42)[a]	400	376,727
4.75%, 03/22/42 (Call 09/22/41)	130	133,002
Southern Copper Corp.
3.88%, 04/23/25[a]	50	49,067
6.75%, 04/16/40	75	79,328
7.50%, 07/27/35	500	565,581
Teck Resources Ltd.
3.00%, 03/01/19[a]	152	151,915
3.85%, 08/15/17	250	258,398
4.75%, 01/15/22 (Call 10/15/21)[a]	414	404,872
5.40%, 02/01/43 (Call 08/01/42)	500	412,265
6.13%, 10/01/35	62	55,433

		14,121,575
OFFICE & BUSINESS EQUIPMENT — 0.17%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	255	261,856
6.25%, 03/15/19	100	111,495
Xerox Corp.
2.80%, 05/15/20	100	100,160
2.95%, 03/15/17	700	717,485
4.50%, 05/15/21[a]	150	160,789
4.80%, 03/01/35[a]	120	112,876
6.35%, 05/15/18	130	145,858
6.75%, 12/15/39[a]	130	150,049

		1,760,568
OIL & GAS — 7.12%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	100	100,258
5.95%, 09/15/16	310	328,653
6.20%, 03/15/40	280	324,456
6.38%, 09/15/17	290	320,449
6.45%, 09/15/36	499	597,703
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	250	238,280

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.25%, 04/15/22 (Call 01/15/22)	$500	$501,598
4.25%, 01/15/44 (Call 07/15/43)[a]	400	364,932
5.10%, 09/01/40 (Call 03/01/40)	70	70,809
5.63%, 01/15/17	90	96,109
6.00%, 01/15/37	450	507,915
BP Capital Markets PLC
1.38%, 05/10/18	1,500	1,493,622
1.85%, 05/05/17	100	101,364
2.32%, 02/13/20	400	402,660
2.50%, 11/06/22	250	240,657
3.51%, 03/17/25	355	356,449
3.54%, 11/04/24	600	605,696
3.56%, 11/01/21	250	261,621
3.99%, 09/26/23	250	262,596
4.50%, 10/01/20	300	331,589
4.74%, 03/11/21	100	111,050
4.75%, 03/10/19	250	275,013
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	450	457,179
3.90%, 02/01/25 (Call 11/01/24)	250	252,631
5.70%, 05/15/17	450	484,216
6.25%, 03/15/38	221	257,722
6.50%, 02/15/37	175	209,057
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	250	223,901
5.70%, 10/15/19	400	448,020
6.75%, 11/15/39	300	349,304
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	800	797,940
1.72%, 06/24/18 (Call 05/24/18)	650	655,952
1.96%, 03/03/20 (Call 02/03/20)	500	500,350
2.19%, 11/15/19 (Call 10/15/19)	400	405,483
2.36%, 12/05/22 (Call 09/05/22)[a]	800	781,023
2.41%, 03/03/22 (Call 01/03/22)	145	143,706
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	307,875
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	500	483,939
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,200	1,191,411
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	400	400,206
4.25%, 04/30/24	700	735,717
4.88%, 04/30/44	250	268,568
Conoco Funding Co.
7.25%, 10/15/31	300	404,626
ConocoPhillips
5.75%, 02/01/19	400	454,815
6.00%, 01/15/20	650	759,060
6.50%, 02/01/39	675	870,606
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	120,740
ConocoPhillips Co.
1.50%, 05/15/18	95	95,238
2.40%, 12/15/22 (Call 09/15/22)	150	145,190
3.35%, 11/15/24 (Call 08/15/24)	450	454,775
4.15%, 11/15/34 (Call 05/15/34)[a]	500	502,124
ConocoPhillips Holding Co.
6.95%, 04/15/29	478	635,099
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	550	541,167
4.90%, 06/01/44 (Call 12/01/43)	225	196,245
Devon Energy Corp.

Security	Principal (000s)	Value

4.75%, 05/15/42 (Call 11/15/41)[a]	$350	$349,075
5.60%, 07/15/41 (Call 01/15/41)	100	109,568
6.30%, 01/15/19	280	318,022
7.95%, 04/15/32	320	425,946
Devon Financing Corp. LLC
7.88%, 09/30/31	100	132,256
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	250	236,850
5.88%, 05/01/19	250	281,636
Ecopetrol SA
5.88%, 05/28/45	800	741,552
7.63%, 07/23/19	600	706,500
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	200	207,654
6.50%, 02/01/38	622	700,454
Ensco PLC
4.70%, 03/15/21[a]	82	84,657
5.20%, 03/15/25 (Call 12/15/24)	315	322,940
5.75%, 10/01/44 (Call 04/01/44)[a]	200	193,994
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	462	453,312
3.90%, 04/01/35 (Call 10/01/34)	235	229,979
4.10%, 02/01/21	100	107,771
5.63%, 06/01/19	180	205,223
5.88%, 09/15/17	25	27,524
EQT Corp.
4.88%, 11/15/21	202	210,621
8.13%, 06/01/19	50	59,456
Exxon Mobil Corp.
0.92%, 03/15/17	500	500,819
2.71%, 03/06/25 (Call 12/06/24)	1,000	990,890
3.18%, 03/15/24 (Call 12/15/23)	450	468,116
3.57%, 03/06/45 (Call 09/06/44)	45	43,004
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.75%, 02/01/22 (Call 02/01/17)	162	172,530
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	345	338,480
5.60%, 02/15/41	250	266,380
6.00%, 01/15/40	200	221,546
7.13%, 03/15/33	37	44,629
7.30%, 08/15/31	100	120,977
7.88%, 10/01/29	300	384,032
8.13%, 02/15/19	162	193,636
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	130	132,306
4.00%, 04/15/24 (Call 01/15/24)[a]	100	100,901
6.80%, 09/15/37	100	118,047
7.25%, 12/15/19	205	242,043
Kerr-McGee Corp.
6.95%, 07/01/24	500	620,179
Marathon Oil Corp.
5.90%, 03/15/18	450	496,413
6.00%, 10/01/17	250	274,312
6.60%, 10/01/37	200	231,839
Marathon Petroleum Corp.
5.00%, 09/15/54 (Call 03/15/54)	300	285,769
5.13%, 03/01/21	54	60,122
6.50%, 03/01/41 (Call 09/01/40)	300	350,350
Murphy Oil Corp.
2.50%, 12/01/17	250	245,955
3.70%, 12/01/22 (Call 09/01/22)	490	452,125
5.13%, 12/01/42 (Call 06/01/42)	100	83,406
Nabors Industries Inc.

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.63%, 09/15/21	$350	$349,220
6.15%, 02/15/18	300	322,558
Nexen Energy ULC
5.88%, 03/10/35	150	173,213
6.20%, 07/30/19	150	171,396
6.40%, 05/15/37	171	210,882
7.50%, 07/30/39	42	57,981
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	242	254,795
5.05%, 11/15/44 (Call 05/15/44)	100	100,341
6.00%, 03/01/41 (Call 09/01/40)	500	549,297
8.25%, 03/01/19	250	299,497
Noble Holding International Ltd.
3.95%, 03/15/22	250	231,002
4.63%, 03/01/21[a]	230	227,811
4.90%, 08/01/20	102	103,316
6.05%, 03/01/41	150	130,410
6.20%, 08/01/40	200	175,473
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	299,260
1.75%, 02/15/17	352	356,162
2.70%, 02/15/23 (Call 11/15/22)	252	246,553
3.13%, 02/15/22 (Call 11/15/21)	42	42,637
Petro-Canada
6.80%, 05/15/38	110	140,631
9.25%, 10/15/21	75	101,144
Petrobras Global Finance BV
3.50%, 02/06/17	450	446,155
4.38%, 05/20/23	250	223,151
5.38%, 01/27/21	1,600	1,558,835
5.75%, 01/20/20	250	249,828
5.88%, 03/01/18	534	546,187
6.75%, 01/27/41	850	789,791
6.88%, 01/20/40	300	283,286
7.25%, 03/17/44[a]	650	640,831
7.88%, 03/15/19	400	429,009
Petroleos Mexicanos
3.50%, 07/23/20[c]	700	712,250
3.50%, 01/30/23	650	624,812
4.88%, 01/24/22	600	631,500
4.88%, 01/18/24	750	782,813
5.50%, 01/21/21	840	917,700
5.63%, 01/23/46[c]	700	691,250
5.75%, 03/01/18	400	438,000
6.38%, 01/23/45	1,800	1,955,250
6.50%, 06/02/41	200	219,500
6.63%, 06/15/35	320	357,600
8.00%, 05/03/19	200	237,500
Phillips 66
2.95%, 05/01/17	534	550,844
4.88%, 11/15/44 (Call 05/15/44)	700	702,976
5.88%, 05/01/42	273	309,553
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	257,188
Pride International Inc.
6.88%, 08/15/20	278	321,346
7.88%, 08/15/40	200	223,962
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	240	236,909
5.00%, 09/01/17	100	103,590
5.85%, 01/15/44 (Call 07/15/43)	200	174,642
Shell International Finance BV
2.00%, 11/15/18	225	228,216

Security	Principal (000s)	Value

2.13%, 05/11/20	$350	$352,458
2.25%, 01/06/23	900	869,561
2.38%, 08/21/22	255	250,478
3.25%, 05/11/25	665	673,695
4.30%, 09/22/19	1,200	1,317,780
4.38%, 05/11/45	500	512,460
4.55%, 08/12/43	450	469,205
5.50%, 03/25/40	250	293,891
6.38%, 12/15/38[a]	200	257,981
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	250	250,765
4.95%, 01/23/25 (Call 10/23/24)	325	334,943
Statoil ASA
3.13%, 08/17/17	2,000	2,088,281
3.15%, 01/23/22	300	308,780
3.25%, 11/10/24	650	660,796
4.80%, 11/08/43	350	383,585
5.10%, 08/17/40	150	168,664
5.25%, 04/15/19	420	472,862
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[a]	700	711,268
6.10%, 06/01/18	187	209,372
6.50%, 06/15/38	400	499,514
6.85%, 06/01/39	130	166,913
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	500	492,076
7.75%, 06/01/19	500	579,385
Total Capital Canada Ltd.
2.75%, 07/15/23	400	393,794
Total Capital International SA
1.50%, 02/17/17	362	365,750
1.55%, 06/28/17	1,100	1,110,613
2.70%, 01/25/23	600	593,185
3.75%, 04/10/24[a]	250	263,565
Total Capital SA
4.13%, 01/28/21	125	136,237
4.45%, 06/24/20	200	222,108
Valero Energy Corp.
4.90%, 03/15/45	100	98,187
6.13%, 02/01/20	250	288,303
6.63%, 06/15/37	304	359,649
7.50%, 04/15/32	335	417,902
XTO Energy Inc.
5.50%, 06/15/18	450	505,800

		73,439,019
OIL & GAS SERVICES — 0.44%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	128	131,747
5.13%, 09/15/40	400	430,084
7.50%, 11/15/18	40	47,571
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	150	146,656
4.50%, 06/01/21 (Call 03/01/21)	250	264,061
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	102	104,804
3.50%, 08/01/23 (Call 05/01/23)	652	670,362
4.50%, 11/15/41 (Call 05/15/41)	60	60,946
6.15%, 09/15/19	150	174,150
7.45%, 09/15/39	375	513,394
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	48,416

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.95%, 12/01/42 (Call 06/01/42)	$192	$172,158
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	500	523,010
Weatherford International LLC
6.35%, 06/15/17	271	289,889
6.80%, 06/15/37[a]	150	143,934
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	230	222,122
6.50%, 08/01/36	50	46,903
6.75%, 09/15/40	300	285,430
9.63%, 03/01/19[a]	187	219,257

		4,494,894
PACKAGING & CONTAINERS — 0.06%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,707
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	212	217,140
4.50%, 11/01/23 (Call 08/01/23)	200	211,247
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,053
5.75%, 11/01/40 (Call 05/01/40)	132	150,790

		649,937
PHARMACEUTICALS — 3.96%
Abbott Laboratories
4.13%, 05/27/20	200	219,037
5.13%, 04/01/19	476	534,263
5.30%, 05/27/40	418	498,360
AbbVie Inc.
1.75%, 11/06/17	542	544,207
2.50%, 05/14/20 (Call 04/14/20)	2,070	2,073,335
2.90%, 11/06/22	650	640,314
3.60%, 05/14/25 (Call 02/14/25)	490	494,568
4.40%, 11/06/42	525	511,320
4.50%, 05/14/35 (Call 11/14/34)	820	827,695
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	2,000	2,026,711
3.80%, 03/15/25 (Call 12/15/24)	555	558,703
4.55%, 03/15/35 (Call 09/15/34)	465	460,933
4.75%, 03/15/45 (Call 09/15/44)	600	595,474
4.85%, 06/15/44 (Call 12/15/43)	350	351,754
Actavis Inc.
1.88%, 10/01/17	50	50,109
3.25%, 10/01/22 (Call 07/01/22)	350	345,575
4.63%, 10/01/42 (Call 04/01/42)	30	29,260
6.13%, 08/15/19	400	452,993
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	500	476,103
3.38%, 09/15/20	250	255,960
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	99,202
3.50%, 11/15/21 (Call 08/15/21)	300	313,544
4.25%, 03/01/45 (Call 09/01/44)	200	194,473
AstraZeneca PLC
4.00%, 09/18/42	310	301,573
5.90%, 09/15/17	1,057	1,168,849
6.45%, 09/15/37	350	459,137
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	385,767
4.50%, 03/01/44 (Call 09/01/43)	300	321,662

Security	Principal (000s)	Value

5.88%, 11/15/36	$276	$342,409
Cardinal Health Inc.
1.90%, 06/15/17	702	709,618
3.20%, 06/15/22	180	179,256
4.60%, 03/15/43[a]	130	130,656
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	105,729
Eli Lilly & Co.
1.95%, 03/15/19	550	554,714
2.75%, 06/01/25 (Call 03/01/25)	60	58,987
3.70%, 03/01/45 (Call 09/01/44)	250	233,406
4.65%, 06/15/44 (Call 12/15/43)	200	217,783
5.55%, 03/15/37	290	349,365
Express Scripts Holding Co.
2.25%, 06/15/19	250	249,662
2.65%, 02/15/17	200	204,304
3.50%, 06/15/24 (Call 03/15/24)	500	503,170
3.90%, 02/15/22	210	219,496
4.75%, 11/15/21	186	204,799
6.13%, 11/15/41	242	291,093
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	700	697,741
5.65%, 05/15/18	600	674,069
6.38%, 05/15/38[a]	504	654,086
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	202,073
2.85%, 05/08/22	600	603,906
Johnson & Johnson
3.38%, 12/05/23	100	105,522
4.50%, 12/05/43 (Call 06/05/43)	600	664,579
5.15%, 07/15/18	1,275	1,424,978
5.55%, 08/15/17	400	440,259
5.95%, 08/15/37	30	39,093
McKesson Corp.
1.29%, 03/10/17	150	150,245
2.28%, 03/15/19	250	251,617
2.70%, 12/15/22 (Call 09/15/22)	462	447,655
3.80%, 03/15/24 (Call 12/15/23)	250	257,355
4.75%, 03/01/21 (Call 12/01/20)	100	110,223
5.70%, 03/01/17	171	183,885
6.00%, 03/01/41 (Call 09/01/40)	130	157,728
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	250	252,490
4.90%, 11/01/19	250	274,222
Medco Health Solutions Inc.
7.13%, 03/15/18	250	284,771
Merck & Co. Inc.
1.10%, 01/31/18[a]	180	179,702
1.30%, 05/18/18	800	801,084
2.75%, 02/10/25 (Call 11/10/24)	750	732,700
2.80%, 05/18/23	42	42,161
3.70%, 02/10/45 (Call 08/10/44)	610	566,575
4.15%, 05/18/43	300	300,620
6.50%, 12/01/33	100	132,190
6.55%, 09/15/37	200	265,222
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	440,556
5.85%, 06/30/39	100	123,840
Mylan Inc.
1.35%, 11/29/16	400	399,244
Novartis Capital Corp.
2.40%, 09/21/22	200	196,746
3.40%, 05/06/24[a]	400	417,358

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.40%, 05/06/44	$480	$512,950
Novartis Securities Investment Ltd.
5.13%, 02/10/19	786	881,460
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	300	307,477
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)[a]	500	507,963
Pfizer Inc.
1.10%, 05/15/17	800	803,119
3.00%, 06/15/23	400	400,108
3.40%, 05/15/24[a]	300	307,080
6.20%, 03/15/19	432	500,527
7.20%, 03/15/39	900	1,257,984
Sanofi
1.25%, 04/10/18	350	349,771
4.00%, 03/29/21	350	379,978
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	203,193
Series 2
3.65%, 11/10/21	200	207,144
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	165	197,201
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	250	248,137
Wyeth LLC
5.95%, 04/01/37	230	280,879
6.45%, 02/01/24	600	750,871
Zoetis Inc.
1.88%, 02/01/18	200	199,645
3.25%, 02/01/23 (Call 11/01/22)	100	98,024
4.70%, 02/01/43 (Call 08/01/42)	300	292,392

		40,905,726
PIPELINES — 3.07%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	450	476,527
5.50%, 08/15/19	40	43,566
5.85%, 11/15/43 (Call 05/15/43)	100	99,075
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	469,217
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)[c]	300	310,931
El Paso Natural Gas Co. LLC
8.38%, 06/15/32[a]	250	308,293
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[c]	250	241,582
3.90%, 05/15/24 (Call 02/15/24)[a,c]	300	285,865
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	186,654
9.88%, 03/01/19	132	164,934
Series B
6.50%, 04/15/18	150	166,863
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	100	101,060
4.50%, 06/10/44 (Call 12/10/43)	200	175,155
5.60%, 04/01/17	150	160,996
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	400	389,094
4.65%, 06/01/21 (Call 03/01/21)	102	107,984
4.90%, 03/15/35 (Call 09/15/34)	500	471,683
5.15%, 02/01/43 (Call 08/01/42)	400	372,814
5.20%, 02/01/22 (Call 11/01/21)	150	160,570

Security	Principal (000s)	Value

6.05%, 06/01/41 (Call 12/01/40)	$250	$257,681
9.00%, 04/15/19	290	355,948
9.70%, 03/15/19	111	138,501
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)[a]	200	205,526
5.05%, 04/01/45 (Call 10/01/44)	250	238,243
Enterprise Products Operating LLC
1.65%, 05/07/18	500	500,380
3.35%, 03/15/23 (Call 12/15/22)	350	350,783
4.85%, 08/15/42 (Call 02/15/42)	200	198,583
4.90%, 05/15/46 (Call 12/15/45)	275	278,163
5.10%, 02/15/45 (Call 08/15/44)	600	616,846
5.20%, 09/01/20	1,000	1,128,611
5.70%, 02/15/42	20	21,995
6.45%, 09/01/40	100	118,761
7.55%, 04/15/38	250	331,404
Series D
6.88%, 03/01/33	400	486,601
Series L
6.30%, 09/15/17	400	443,237
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	202	195,415
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	433,531
3.50%, 09/01/23 (Call 06/01/23)	650	624,400
4.15%, 03/01/22[a]	200	202,979
4.15%, 02/01/24 (Call 11/01/23)	250	249,518
5.30%, 09/15/20	350	385,571
5.40%, 09/01/44 (Call 03/01/44)	100	95,780
5.50%, 03/01/44 (Call 09/01/43)	50	48,676
5.95%, 02/15/18	88	96,076
6.50%, 02/01/37	84	88,863
6.55%, 09/15/40	200	213,185
6.95%, 01/15/38	310	344,629
7.50%, 11/15/40	260	302,338
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,500	1,508,349
4.30%, 06/01/25 (Call 03/01/25)	65	65,280
5.05%, 02/15/46 (Call 08/15/45)	250	228,321
5.30%, 12/01/34 (Call 06/01/34)	300	291,225
5.55%, 06/01/45 (Call 12/01/44)	665	649,120
Magellan Midstream Partners LP
4.25%, 02/01/21	180	191,976
5.15%, 10/15/43 (Call 04/15/43)	250	263,459
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	149,732
3.38%, 10/01/22 (Call 07/01/22)	155	147,503
6.13%, 02/01/41 (Call 08/01/40)	240	240,209
6.65%, 10/01/36	371	387,536
8.63%, 03/01/19[a]	180	215,184
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	340,933
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	200	191,373
3.65%, 06/01/22 (Call 03/01/22)	250	253,808
3.85%, 10/15/23 (Call 07/15/23)	400	405,689
4.30%, 01/31/43 (Call 07/31/42)	200	181,428
4.90%, 02/15/45 (Call 08/15/44)	300	292,282
5.15%, 06/01/42 (Call 12/01/41)	210	214,058
8.75%, 05/01/19	130	160,048
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	1,000	1,095,000

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	$163	$174,296
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	154,366
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	350	324,913
8.00%, 10/01/19	250	300,817
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	250	245,388
4.60%, 06/15/21 (Call 03/15/21)	200	215,625
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)[a]	710	687,896
6.10%, 02/15/42	250	259,493
TC PipeLines LP
4.65%, 06/15/21 (Call 03/15/21)	100	105,098
Texas Eastern Transmission LP
7.00%, 07/15/32	500	636,437
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	65,500
2.50%, 08/01/22[a]	450	432,026
3.80%, 10/01/20	85	90,417
4.63%, 03/01/34 (Call 12/01/33)	400	410,409
5.85%, 03/15/36	200	229,787
6.20%, 10/15/37	207	247,190
6.35%, 05/15/67 (Call 05/15/17)[e]	150	142,500
6.50%, 08/15/18	175	199,777
7.63%, 01/15/39	500	696,710
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	458,742
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	292	284,483
4.55%, 06/24/24 (Call 03/24/24)	850	868,841
8.75%, 03/15/32[a]	109	138,834
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	200	196,743
4.30%, 03/04/24 (Call 12/04/23)	550	561,948
5.25%, 03/15/20	300	333,209
5.80%, 11/15/43 (Call 05/15/43)[a]	250	253,910
6.30%, 04/15/40	442	475,921
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	1,050	1,128,750
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17[a]	230	250,967

		31,688,593
REAL ESTATE — 0.09%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	300	301,256
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	300	304,590
5.88%, 06/15/17	105	114,016
WP Carey Inc.
4.00%, 02/01/25 (Call 12/01/24)	200	195,345

		915,207
REAL ESTATE INVESTMENT TRUSTS — 2.11%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	250	257,942
American Tower Corp.
3.45%, 09/15/21	600	601,154
4.00%, 06/01/25	400	393,947

Security	Principal (000s)	Value

4.50%, 01/15/18	$112	$119,343
5.00%, 02/15/24	250	266,959
5.05%, 09/01/20	100	109,553
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	248,433
3.50%, 11/15/24 (Call 08/15/24)	200	202,900
3.95%, 01/15/21 (Call 10/15/20)	50	52,939
5.70%, 03/15/17	125	134,510
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	442	456,740
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	105,980
3.80%, 02/01/24 (Call 11/01/23)	200	207,354
4.13%, 05/15/21 (Call 02/15/21)	375	406,466
5.88%, 10/15/19 (Call 07/17/19)	200	230,517
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	350	351,207
4.95%, 04/15/18 (Call 03/15/18)	200	213,547
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	97,379
4.25%, 01/15/24 (Call 10/15/23)[a]	350	370,313
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	262,007
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	150	161,153
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	450	478,818
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	210	232,646
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	450	480,740
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	251,032
Equity Commonwealth
6.25%, 06/15/17 (Call 12/15/16)	250	266,105
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	200,680
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	150	154,219
4.75%, 07/15/20 (Call 04/15/20)	350	387,188
5.75%, 06/15/17	332	361,642
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	400	398,097
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)[a]	100	101,344
HCP Inc.
3.88%, 08/15/24 (Call 05/15/24)	550	551,188
4.00%, 06/01/25 (Call 03/01/25)	250	251,099
4.25%, 11/15/23 (Call 08/15/23)	250	258,834
5.38%, 02/01/21 (Call 11/03/20)	250	279,308
6.70%, 01/30/18	75	84,361
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	426,178
4.95%, 01/15/21 (Call 10/15/20)	262	288,336
5.25%, 01/15/22 (Call 10/15/21)	400	443,381
6.20%, 06/01/16	200	210,058
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	500	529,242
6.70%, 01/15/18 (Call 07/15/17)	125	135,178
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	190	192,530
6.00%, 11/01/20 (Call 11/01/15)[a]	250	262,500
Series D

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.75%, 10/15/23 (Call 07/15/23)	$225	$225,061
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	300	306,468
4.80%, 07/15/18 (Call 05/15/18)	250	268,330
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	150	153,046
4.25%, 04/01/45 (Call 10/01/44)	75	69,414
4.30%, 02/01/18 (Call 11/01/17)	200	212,637
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	434,444
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	90,453
4.50%, 04/18/22 (Call 01/18/22)	160	160,035
7.75%, 08/15/19	212	244,558
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[a]	300	296,788
5.50%, 07/15/21 (Call 04/15/21)	200	225,990
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	500	540,000
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	200	211,674
4.50%, 08/15/17	120	127,379
6.88%, 03/15/20 (Call 12/16/19)	345	406,740
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	700	697,886
6.75%, 08/15/19	125	145,994
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	300	298,912
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	200	204,025
2.75%, 02/01/23 (Call 11/01/22)	500	490,942
3.38%, 10/01/24 (Call 07/01/24)	350	356,008
4.25%, 10/01/44 (Call 04/01/44)[a]	200	201,073
5.65%, 02/01/20 (Call 11/01/19)	258	296,851
6.13%, 05/30/18	197	223,152
6.75%, 02/01/40 (Call 11/01/39)	100	134,264
UDR Inc.
4.25%, 06/01/18	125	133,251
4.63%, 01/10/22 (Call 10/10/21)	250	270,409
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	250	239,080
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	500	504,557
4.75%, 06/01/21 (Call 03/01/21)	200	219,639
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	219,495
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	100	108,404
Weyerhaeuser Co.
4.63%, 09/15/23	250	269,772
6.88%, 12/15/33	275	337,315

		21,799,093
RETAIL — 2.68%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	100	105,984
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	148,181
3.25%, 04/15/25 (Call 01/15/25)	130	128,202
3.70%, 04/15/22 (Call 01/15/22)	350	362,569
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	100	101,539

Security	Principal (000s)	Value

5.17%, 08/01/44 (Call 02/01/44)[a]	$150	$154,495
Costco Wholesale Corp.
1.13%, 12/15/17	125	125,052
1.70%, 12/15/19	625	624,045
2.25%, 02/15/22	70	69,072
5.50%, 03/15/17	43	46,559
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	201,450
3.38%, 08/12/24 (Call 05/12/24)	150	150,910
5.30%, 12/05/43 (Call 06/05/43)[a]	500	566,154
5.75%, 06/01/17	980	1,067,891
6.13%, 08/15/16	171	181,626
6.25%, 06/01/27	178	220,762
Darden Restaurants Inc.
7.05%, 10/15/37	100	122,504
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	302	291,279
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	252	288,535
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	450	446,967
4.20%, 04/01/43 (Call 10/01/42)	500	499,380
4.25%, 04/01/46	200	201,463
4.40%, 04/01/21 (Call 01/01/21)	780	863,422
4.40%, 03/15/45 (Call 09/15/44)	300	307,615
5.88%, 12/16/36	150	184,717
5.95%, 04/01/41 (Call 10/01/40)	440	551,551
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	164	173,029
6.88%, 12/15/37	250	308,366
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,144
3.12%, 04/15/22 (Call 01/15/22)	210	216,526
4.63%, 04/15/20 (Call 10/15/19)	152	168,184
5.40%, 10/15/16	40	42,490
5.50%, 10/15/35	175	203,891
6.65%, 09/15/37	500	664,107
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	196,579
3.88%, 01/15/22 (Call 10/15/21)	130	137,124
6.38%, 03/15/37	427	529,385
6.65%, 07/15/24	400	489,033
7.00%, 02/15/28	50	62,959
McDonald’s Corp.
2.63%, 01/15/22	425	423,172
3.38%, 05/26/25 (Call 02/26/25)	300	301,964
3.70%, 02/15/42	250	223,836
5.35%, 03/01/18	685	755,904
6.30%, 10/15/37	325	395,593
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	222	245,758
6.25%, 01/15/18	212	236,207
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	276,139
QVC Inc.
3.13%, 04/01/19	50	50,286
4.38%, 03/15/23	462	465,584
4.85%, 04/01/24	50	51,459
5.13%, 07/02/22	352	368,118
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	160	157,742
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	400	431,813

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Target Corp.
4.00%, 07/01/42	$162	$157,875
5.38%, 05/01/17[a]	100	108,227
6.00%, 01/15/18	750	839,059
6.35%, 11/01/32	127	161,080
6.50%, 10/15/37	300	394,352
7.00%, 01/15/38	325	451,256
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	325	314,782
2.75%, 06/15/21 (Call 04/15/21)	50	50,912
Wal-Mart Stores Inc.
1.00%, 04/21/17	250	250,943
1.13%, 04/11/18[a]	250	249,311
3.25%, 10/25/20	700	740,696
3.30%, 04/22/24 (Call 01/22/24)[a]	350	362,912
4.00%, 04/11/43 (Call 10/11/42)	630	620,869
4.13%, 02/01/19[a]	150	163,629
4.25%, 04/15/21	192	212,617
5.00%, 10/25/40	220	248,901
5.25%, 09/01/35	985	1,152,099
5.63%, 04/15/41	580	709,892
5.80%, 02/15/18[a]	400	448,565
6.20%, 04/15/38	630	816,510
6.50%, 08/15/37	240	320,560
Walgreen Co.
1.80%, 09/15/17	250	251,970
3.10%, 09/15/22	402	395,635
5.25%, 01/15/19	180	198,447
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	1,250	1,265,766
4.80%, 11/18/44 (Call 05/18/44)	500	494,747
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	203,698
5.30%, 09/15/19	250	273,863
5.35%, 11/01/43 (Call 05/01/43)	100	100,467
6.25%, 03/15/18	29	32,098

		27,680,054
SEMICONDUCTORS — 0.58%
Altera Corp.
2.50%, 11/15/18	500	508,753
Applied Materials Inc.
2.65%, 06/15/16	100	101,828
4.30%, 06/15/21	200	218,126
5.85%, 06/15/41	100	116,378
Broadcom Corp.
2.70%, 11/01/18	162	165,816
3.50%, 08/01/24 (Call 05/01/24)	300	304,691
4.50%, 08/01/34 (Call 02/01/34)[a]	100	101,676
Intel Corp.
1.35%, 12/15/17	1,200	1,200,643
1.95%, 10/01/16	137	139,308
2.70%, 12/15/22[a]	352	350,900
3.30%, 10/01/21	228	240,464
4.80%, 10/01/41	492	521,102
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)[a]	415	423,511
QUALCOMM Inc.
1.40%, 05/18/18	205	205,040
2.25%, 05/20/20	130	130,517
3.00%, 05/20/22	210	211,244
4.80%, 05/20/45 (Call 11/20/44)	400	399,528

Security	Principal (000s)	Value

Texas Instruments Inc.
1.65%, 08/03/19	$400	$397,354
1.75%, 05/01/20 (Call 04/01/20)	300	296,016

		6,032,895
SOFTWARE — 1.42%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	300	298,854
4.75%, 02/01/20	250	276,189
Autodesk Inc.
1.95%, 12/15/17	112	112,753
CA Inc.
2.88%, 08/15/18	300	305,545
5.38%, 12/01/19	42	46,608
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	400	414,572
Fidelity National Information Services Inc.
2.00%, 04/15/18	250	249,836
3.88%, 06/05/24 (Call 03/05/24)	200	203,413
5.00%, 03/15/22 (Call 03/15/17)[a]	302	320,255
Fiserv Inc.
3.13%, 06/15/16	25	25,669
3.50%, 10/01/22 (Call 07/01/22)	162	164,995
4.75%, 06/15/21	100	110,675
Microsoft Corp.
1.63%, 12/06/18[a]	750	758,261
1.85%, 02/12/20 (Call 01/12/20)	800	803,701
2.38%, 05/01/23 (Call 02/01/23)[a]	230	225,894
3.00%, 10/01/20[a]	380	399,814
3.50%, 02/12/35 (Call 08/12/34)[a]	365	342,772
3.50%, 11/15/42	250	222,862
4.00%, 02/12/55 (Call 08/12/54)	950	876,032
4.20%, 06/01/19	222	243,870
5.20%, 06/01/39	150	173,356
5.30%, 02/08/41	342	399,718
Oracle Corp.
1.20%, 10/15/17	1,100	1,101,321
2.25%, 10/08/19	1,100	1,112,081
2.50%, 10/15/22	700	689,483
3.25%, 05/15/30 (Call 02/15/30)	500	481,900
3.40%, 07/08/24 (Call 04/08/24)	200	205,300
3.88%, 07/15/20	100	108,499
3.90%, 05/15/35 (Call 11/15/34)	1,200	1,163,280
4.30%, 07/08/34 (Call 01/08/34)	650	664,449
4.38%, 05/15/55 (Call 11/15/54)	100	96,490
4.50%, 07/08/44 (Call 01/08/44)	200	205,959
5.00%, 07/08/19	212	237,238
5.38%, 07/15/40	800	914,196
5.75%, 04/15/18	233	261,129
6.50%, 04/15/38	350	447,702

		14,664,671
TELECOMMUNICATIONS — 4.82%
Alltel Corp.
7.88%, 07/01/32	35	47,611
America Movil SAB de CV
2.38%, 09/08/16	300	304,469
3.13%, 07/16/22	250	252,209
4.38%, 07/16/42[a]	850	825,965
5.00%, 10/16/19	300	334,779
5.00%, 03/30/20	50	56,076

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.13%, 11/15/37	$150	$179,979
6.13%, 03/30/40[a]	100	120,622
AT&T Inc.
1.40%, 12/01/17	250	248,972
1.60%, 02/15/17[a]	400	402,161
2.45%, 06/30/20 (Call 05/30/20)	400	396,296
2.63%, 12/01/22 (Call 09/01/22)[a]	500	479,474
3.00%, 02/15/22[a]	30	29,790
3.40%, 05/15/25 (Call 02/15/25)	1,000	973,200
3.88%, 08/15/21	486	508,072
3.90%, 03/11/24 (Call 12/11/23)[a]	900	929,282
4.35%, 06/15/45 (Call 12/15/44)[a]	400	361,664
4.45%, 05/15/21	584	629,363
4.50%, 05/15/35 (Call 11/15/34)	155	147,792
4.75%, 05/15/46 (Call 11/15/45)	500	473,150
5.35%, 09/01/40	578	597,724
5.50%, 02/01/18	480	527,566
5.80%, 02/15/19	300	338,389
6.30%, 01/15/38	351	404,163
6.40%, 05/15/38	82	95,494
6.45%, 06/15/34	500	589,219
6.50%, 09/01/37	492	577,331
6.55%, 02/15/39	875	1,037,834
BellSouth Corp.
6.00%, 11/15/34	450	482,967
BellSouth Telecommunications LLC
6.38%, 06/01/28	450	508,808
British Telecommunications PLC
1.63%, 06/28/16	500	503,448
5.95%, 01/15/18	400	444,464
9.63%, 12/15/30	478	751,451
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	600	600,097
Cisco Systems Inc.
1.10%, 03/03/17	1,000	1,005,245
4.45%, 01/15/20[a]	692	767,610
4.95%, 02/15/19	262	292,097
5.50%, 01/15/40	60	70,387
5.90%, 02/15/39	675	821,085
Corning Inc.
4.75%, 03/15/42[a]	250	258,967
5.75%, 08/15/40	150	175,139
Deutsche Telekom International Finance BV
6.75%, 08/20/18	400	462,013
8.75%, 06/15/30	721	1,056,635
Embarq Corp.
8.00%, 06/01/36	250	288,125
GTE Corp.
6.94%, 04/15/28	200	245,154
Harris Corp.
4.40%, 12/15/20	200	217,756
4.85%, 04/27/35 (Call 10/27/34)	65	64,478
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	150	151,843
4.60%, 03/15/21	250	266,782
5.95%, 03/15/41	50	52,952
Koninklijke KPN NV
8.38%, 10/01/30	250	349,702
Motorola Solutions Inc.
3.50%, 03/01/23	300	293,086
3.75%, 05/15/22	302	303,908
5.50%, 09/01/44	100	96,919

Security	Principal (000s)	Value

New Cingular Wireless Services Inc.
8.75%, 03/01/31	$250	$351,758
Orange SA
2.75%, 09/14/16	302	308,623
5.38%, 01/13/42	350	379,635
5.50%, 02/06/44 (Call 08/06/43)[a]	300	333,360
9.00%, 03/01/31	220	324,181
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	621,058
Qwest Corp.
6.75%, 12/01/21	600	675,000
6.88%, 09/15/33 (Call 06/29/15)	57	57,356
7.13%, 11/15/43 (Call 06/29/15)	100	101,500
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	428	446,070
6.80%, 08/15/18	180	207,459
Telefonica Emisiones SAU
3.19%, 04/27/18	600	621,405
4.57%, 04/27/23	500	539,303
5.46%, 02/16/21[a]	200	226,038
5.88%, 07/15/19	210	238,798
Telefonica Europe BV
8.25%, 09/15/30	570	796,871
Verizon Communications Inc.
2.00%, 11/01/16	130	131,863
2.45%, 11/01/22 (Call 08/01/22)[a]	400	382,729
2.63%, 02/21/20	950	956,713
3.45%, 03/15/21[a]	150	155,457
3.50%, 11/01/21	368	379,636
3.50%, 11/01/24 (Call 08/01/24)[a]	1,500	1,506,319
3.65%, 09/14/18	2,900	3,063,411
3.85%, 11/01/42 (Call 05/01/42)	1,650	1,406,218
4.40%, 11/01/34 (Call 05/01/34)	1,150	1,112,404
4.50%, 09/15/20	150	163,488
5.01%, 08/21/54	800	768,757
5.15%, 09/15/23	850	955,567
5.85%, 09/15/35	1,080	1,218,760
6.00%, 04/01/41	282	321,406
6.10%, 04/15/18	220	246,207
6.40%, 09/15/33	1,500	1,790,397
6.40%, 02/15/38[a]	350	414,577
6.55%, 09/15/43	1,707	2,093,937
7.75%, 12/01/30	925	1,263,428
Vodafone Group PLC
1.50%, 02/19/18	700	693,105
2.50%, 09/26/22	100	91,782
2.95%, 02/19/23	300	280,276
5.45%, 06/10/19	450	502,080
5.63%, 02/27/17	150	160,233
6.15%, 02/27/37	955	1,067,231

		49,754,160
TEXTILES — 0.06%
Cintas Corp. No. 2
2.85%, 06/01/16	350	356,503
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	253,285

		609,788

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	$55	$55,103
Mattel Inc.
2.50%, 11/01/16	100	101,567
3.15%, 03/15/23 (Call 12/15/22)[a]	100	97,655
4.35%, 10/01/20	100	106,680
5.45%, 11/01/41 (Call 05/01/41)	200	200,893

		561,898
TRANSPORTATION — 1.39%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	162	165,123
3.45%, 09/15/21 (Call 06/15/21)	178	186,759
3.75%, 04/01/24 (Call 01/01/24)	1,150	1,207,182
4.15%, 04/01/45 (Call 10/01/44)	50	47,791
4.45%, 03/15/43 (Call 09/15/42)	500	502,542
4.55%, 09/01/44 (Call 03/01/44)	650	662,851
4.90%, 04/01/44 (Call 10/01/43)	250	268,112
5.75%, 05/01/40 (Call 11/01/39)	92	110,045
6.15%, 05/01/37	37	46,790
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	151,346
2.95%, 11/21/24 (Call 08/21/24)	500	504,601
5.55%, 03/01/19	300	339,850
6.38%, 11/15/37	250	334,405
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	200	194,453
5.95%, 05/15/37	102	124,644
7.13%, 10/15/31	275	364,949
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[a]	250	254,901
3.70%, 10/30/20 (Call 07/30/20)	200	212,908
3.95%, 05/01/50 (Call 11/01/49)	200	183,100
4.10%, 03/15/44 (Call 09/15/43)[a]	652	620,477
4.25%, 06/01/21 (Call 03/01/21)	300	326,203
6.15%, 05/01/37	102	126,813
6.22%, 04/30/40	100	125,475
FedEx Corp.
2.63%, 08/01/22	500	491,911
4.00%, 01/15/24	450	477,411
4.50%, 02/01/65	400	362,239
5.10%, 01/15/44	100	107,285
8.00%, 01/15/19	92	110,887
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)	250	242,483
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	503,691
4.45%, 06/15/45	250	251,746
4.80%, 08/15/43 (Call 02/15/43)[a]	400	423,634
4.84%, 10/01/41	403	427,844
5.90%, 06/15/19	282	322,872
7.70%, 05/15/17	30	33,740
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	204,182
2.50%, 03/01/18 (Call 02/01/18)	200	204,136
2.65%, 03/02/20 (Call 02/02/20)	75	75,706
3.50%, 06/01/17	100	104,171
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)[a]	300	279,776
4.15%, 01/15/45 (Call 07/15/44)	300	301,132

Security	Principal (000s)	Value

4.16%, 07/15/22 (Call 04/15/22)	$400	$439,218
5.78%, 07/15/40	390	487,404
United Parcel Service Inc.
2.45%, 10/01/22[a]	750	745,194
5.13%, 04/01/19	137	154,257
6.20%, 01/15/38	400	514,868

		14,327,107
TRUCKING & LEASING — 0.06%
GATX Corp.
3.50%, 07/15/16	250	256,307
4.85%, 06/01/21	200	220,005
5.20%, 03/15/44 (Call 09/15/43)	100	105,073

		581,385
WATER — 0.05%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	50	50,829
6.59%, 10/15/37	352	454,176

		505,005
TOTAL CORPORATE BONDS & NOTES (Cost: $839,161,698)		846,952,668

FOREIGN GOVERNMENT OBLIGATIONS[f] — 12.06%

BRAZIL — 0.62%
Brazilian Government International Bond
2.63%, 01/05/23[a]	1,100	997,150
4.88%, 01/22/21[a]	250	266,250
5.00%, 01/27/45[a]	1,300	1,207,050
5.88%, 01/15/19[a]	300	334,800
6.00%, 01/17/17[a]	650	696,150
7.13%, 01/20/37	637	765,992
8.00%, 01/15/18	129	139,965
8.25%, 01/20/34[a]	275	358,188
8.75%, 02/04/25	175	234,500
10.13%, 05/15/27	600	912,000
11.00%, 08/17/40 (Call 08/17/15)	507	519,675

		6,431,720
CANADA — 1.30%
Canada Government International Bond
0.88%, 02/14/17	900	904,121
1.63%, 02/27/19	600	607,943
Export Development Canada
1.00%, 05/15/17[a]	1,500	1,508,166
1.63%, 12/03/19[a]	200	201,324
Province of British Columbia Canada
1.20%, 04/25/17	400	403,618
2.65%, 09/22/21[a]	355	369,889
7.25%, 09/01/36	50	77,264
Province of Manitoba Canada
2.10%, 09/06/22[a]	750	744,817
4.90%, 12/06/16	150	159,427
Province of Nova Scotia
5.13%, 01/26/17	250	267,593
Province of Ontario Canada
1.10%, 10/25/17	900	902,320

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

1.20%, 02/14/18[a]	$600	$601,418
1.60%, 09/21/16	400	405,080
3.20%, 05/16/24	800	848,337
4.00%, 10/07/19	1,300	1,430,564
4.40%, 04/14/20[a]	450	505,307
4.95%, 11/28/16	850	902,681
Province of Quebec Canada
2.63%, 02/13/23	300	306,737
2.75%, 08/25/21	75	77,833
2.88%, 10/16/24	300	310,245
3.50%, 07/29/20	505	546,239
5.13%, 11/14/16	188	200,080
7.50%, 09/15/29	770	1,138,708

		13,419,711
CHILE — 0.11%
Chile Government International Bond
3.13%, 03/27/25[a]	500	511,750
3.25%, 09/14/21[a]	300	319,500
3.88%, 08/05/20	250	271,875

		1,103,125
COLOMBIA — 0.42%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	500	465,000
4.00%, 02/26/24 (Call 11/26/23)[a]	500	508,250
4.38%, 07/12/21[a]	400	423,000
5.00%, 06/15/45 (Call 12/15/44)	800	790,000
6.13%, 01/18/41[a]	400	457,400
7.38%, 01/27/17[a]	500	547,500
7.38%, 03/18/19	400	469,000
7.38%, 09/18/37[a]	550	713,625

		4,373,775
GERMANY — 0.18%
FMS Wertmanagement AoeR
0.63%, 01/30/17	1,300	1,299,499
1.63%, 11/20/18	500	506,665

		1,806,164
ISRAEL — 0.05%
Israel Government International Bond
4.50%, 01/30/43	500	517,500
5.13%, 03/26/19	30	33,938

		551,438
ITALY — 0.24%
Italy Government International Bond
5.25%, 09/20/16	350	369,189
5.38%, 06/12/17	1,000	1,082,680
5.38%, 06/15/33[a]	700	822,084
6.88%, 09/27/23[a]	125	159,729

		2,433,682
JAPAN — 0.36%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	602,322

Security	Principal (000s)	Value

1.75%, 05/29/19	$800	$807,073
2.13%, 02/10/25[a]	950	933,644
Japan Finance Corp.
2.13%, 02/07/19[a]	800	819,534
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	539,406

		3,701,979
MEXICO — 0.84%
Mexico Government International Bond
3.63%, 03/15/22	200	204,700
4.75%, 03/08/44	1,300	1,303,250
5.13%, 01/15/20[a]	710	790,585
5.55%, 01/21/45[a]	1,350	1,518,750
5.63%, 01/15/17	1,350	1,446,525
5.95%, 03/19/19	665	753,113
6.05%, 01/11/40	1,150	1,370,800
6.75%, 09/27/34	500	656,250
7.50%, 04/08/33	120	169,800
11.38%, 09/15/16[a]	400	454,600

		8,668,373
PANAMA — 0.19%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	500	512,500
5.20%, 01/30/20	500	551,250
6.70%, 01/26/36	725	926,187

		1,989,937
PERU — 0.24%
Peruvian Government International Bond
5.63%, 11/18/50	700	826,000
6.55%, 03/14/37	500	650,000
7.13%, 03/30/19	150	177,000
7.35%, 07/21/25	400	537,400
8.75%, 11/21/33	155	241,025

		2,431,425
PHILIPPINES — 0.44%
Philippine Government International Bond
3.95%, 01/20/40	1,250	1,307,812
4.00%, 01/15/21[a]	1,300	1,420,250
6.38%, 10/23/34[a]	1,300	1,805,375

		4,533,437
POLAND — 0.28%
Poland Government International Bond
4.00%, 01/22/24	700	750,750
5.00%, 03/23/22[a]	355	400,781
5.13%, 04/21/21[a]	300	338,706
6.38%, 07/15/19	1,225	1,431,131

		2,921,368
SOUTH AFRICA — 0.15%
South Africa Government International Bond
5.38%, 07/24/44	650	677,625
5.50%, 03/09/20[a]	300	329,250

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.88%, 05/27/19	$500	$573,750

		1,580,625
SOUTH KOREA — 0.30%
Export-Import Bank of Korea
2.88%, 01/21/25	300	298,215
3.25%, 08/12/26	200	203,648
4.00%, 01/11/17	500	521,389
5.00%, 04/11/22	500	570,692
5.13%, 06/29/20	250	283,671
Republic of Korea
4.13%, 06/10/44[a]	250	286,931
7.13%, 04/16/19	750	898,530

		3,063,076
SUPRANATIONAL — 5.27%
African Development Bank
0.88%, 03/15/18	420	418,553
1.13%, 03/15/17	1,000	1,007,920
1.25%, 09/02/16	620	625,395
2.38%, 09/23/21[a]	109	112,499
Asian Development Bank
0.50%, 06/20/16[a]	830	830,317
1.13%, 03/15/17	1,250	1,260,323
1.75%, 03/21/19	1,500	1,524,898
1.88%, 10/23/18	205	209,789
2.00%, 01/22/25	1,650	1,621,557
Corp. Andina de Fomento
4.38%, 06/15/22	609	670,046
Council of Europe Development Bank
1.00%, 03/07/18	350	349,897
1.50%, 02/22/17	1,150	1,165,924
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,100	1,106,352
1.38%, 10/20/16	600	607,009
1.75%, 06/14/19	1,500	1,520,756
European Investment Bank
0.50%, 08/15/16	500	499,947
0.88%, 04/18/17	5,000	5,016,420
1.00%, 12/15/17	1,150	1,153,141
1.00%, 06/15/18	2,350	2,344,703
1.13%, 09/15/17[a]	1,850	1,862,913
1.25%, 05/15/18	500	503,105
1.38%, 06/15/20	300	296,713
1.75%, 06/17/19[a]	1,500	1,522,278
1.88%, 02/10/25[a]	1,400	1,358,469
2.13%, 07/15/16[a]	500	509,202
2.50%, 04/15/21	200	207,958
2.50%, 10/15/24[a]	750	770,586
2.88%, 09/15/20	830	881,773
4.00%, 02/16/21	1,100	1,234,548
4.88%, 01/17/17	120	128,191
4.88%, 02/15/36[a]	250	323,814
5.13%, 05/30/17	210	228,114
Inter-American Development Bank
0.88%, 03/15/18[a]	2,700	2,691,438
1.13%, 03/15/17	825	831,813
1.38%, 10/18/16	475	480,669
3.00%, 02/21/24	1,750	1,873,474
3.88%, 02/14/20	600	663,600
4.38%, 01/24/44	400	490,500

Security	Principal (000s)	Value

5.13%, 09/13/16	$305	$322,807
International Bank for Reconstruction & Development
0.88%, 04/17/17	3,300	3,312,418
1.00%, 09/15/16	950	955,716
1.13%, 07/18/17	1,500	1,512,477
1.88%, 03/15/19	2,700	2,758,050
2.13%, 03/03/25	500	496,746
2.50%, 11/25/24	600	615,613
7.63%, 01/19/23	700	976,673
International Finance Corp.
1.13%, 11/23/16	1,150	1,158,516
1.75%, 09/16/19[a]	1,750	1,774,470
2.13%, 11/17/17[a]	900	927,254
Nordic Investment Bank
0.75%, 01/17/18	650	647,047
1.00%, 03/07/17	42	42,258

		54,404,649
SWEDEN — 0.10%
Svensk Exportkredit AB
1.13%, 04/05/18	900	900,356
5.13%, 03/01/17	135	145,219

		1,045,575
TURKEY — 0.78%
Turkey Government International Bond
3.25%, 03/23/23[a]	1,600	1,506,000
4.88%, 04/16/43	2,300	2,200,824
5.75%, 03/22/24[a]	1,000	1,105,000
6.63%, 02/17/45[a]	900	1,083,996
6.75%, 04/03/18	1,500	1,660,005
6.75%, 05/30/40	200	240,750
7.50%, 07/14/17[a]	200	221,662

		8,018,237
URUGUAY — 0.19%
Uruguay Government International Bond
4.50%, 08/14/24	1,250	1,342,500
5.10%, 06/18/50[a]	600	608,100

		1,950,600
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $123,885,949)		124,428,896

MUNICIPAL DEBT OBLIGATIONS — 3.16%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	250	291,388

		291,388
CALIFORNIA — 1.03%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	50	68,551
6.91%, 10/01/50	100	140,631
Series S1
6.79%, 04/01/30	400	511,616
7.04%, 04/01/50	430	613,386

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	$225	$278,741
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	250	299,203
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	180	231,901
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	275	399,281
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	74,807
Los Angeles County Public Works Financing Authority RB BAB
7.49%, 08/01/33	40	52,482
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	130	180,362
6.60%, 07/01/50	165	236,600
Los Angeles Department of Water RB
6.01%, 07/01/39	230	290,393
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	300	366,786
6.76%, 07/01/34	275	371,134
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	200	278,142
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	250	334,198
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	100	131,878
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	122,052
State of California GO
6.20%, 03/01/19	400	460,616
State of California GO BAB
5.70%, 11/01/21	200	238,930
7.50%, 04/01/34	650	939,016
7.55%, 04/01/39	755	1,139,831
7.60%, 11/01/40	915	1,401,789
7.70%, 11/01/30 (Call 11/01/20)	400	492,708
University of California RB
Series AD
4.86%, 05/15/12	200	191,112
Series AN
4.77%, 05/15/44 (Call 05/15/24)[a]	100	104,815
University of California RB BAB
5.77%, 05/15/43	450	562,374
5.95%, 05/15/45	100	122,290

		10,635,625
COLORADO — 0.01%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	100	127,792

		127,792
CONNECTICUT — 0.05%
State of Connecticut GO Series A
5.85%, 03/15/32	300	368,181

Security	Principal (000s)	Value

State of Connecticut GO BAB
5.09%, 10/01/30	$150	$168,992

		537,173
DISTRICT OF COLUMBIA — 0.01%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	158,946

		158,946
FLORIDA — 0.04%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	400	408,848

		408,848
GEORGIA — 0.08%
Municipal Electric Authority of Georgia RB BAB Project J, Series 2010A
6.64%, 04/01/57	250	315,378
Project M, Series 2010A
6.66%, 04/01/57	200	247,398
State of Georgia GO BAB Series H
4.50%, 11/01/25	200	221,498

		784,274
ILLINOIS — 0.42%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	375	322,174
Chicago Transit Authority RB Series A
6.90%, 12/01/40	340	403,032
City of Chicago IL GO
Series B
6.31%, 01/01/44	100	90,214
Series C
7.78%, 01/01/35	125	131,032
City of Chicago IL Wastewater Transmission Revenue RB BAB Series B
6.90%, 01/01/40	105	124,841
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	50	58,565
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	105	131,987
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	75	91,486
State of Illinois GO
4.95%, 06/01/23	500	514,235
5.10%, 06/01/33	600	565,422
5.37%, 03/01/17	250	261,765
5.88%, 03/01/19	360	390,780
State of Illinois GO BAB Series 3
6.73%, 04/01/35	100	105,196

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Series 5
7.35%, 07/01/35	$1,000	$1,096,390

		4,287,119
KENTUCKY — 0.01%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	100	133,575

		133,575
MASSACHUSETTS — 0.07%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	230	250,465
Series E
4.20%, 12/01/21	85	94,333
Commonwealth of Massachusetts RB BAB Series A
5.73%, 06/01/40	100	126,689
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	205	257,382

		728,869
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
5.25%, 11/01/34	100	115,166

		115,166
MISSOURI — 0.01%
University of Missouri RB BAB
5.79%, 11/01/41	40	52,509

		52,509
NEVADA — 0.01%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	40	56,485

		56,485
NEW JERSEY — 0.26%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	300	368,970
Series B
0.00%, 02/15/20 (AGM)	300	255,798
0.00%, 02/15/24 (AGM)	200	138,754
0.01%, 02/15/23 (AGM)	120	87,713
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	77	108,689
Series F
7.41%, 01/01/40	435	633,234
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	150	161,522
Series C
5.75%, 12/15/28	250	276,992
6.10%, 12/15/28 (Call 12/15/20)	500	532,920

Security	Principal (000s)	Value

Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	$100	$121,307

		2,685,899
NEW YORK — 0.48%
City of New York NY GO BAB
5.85%, 06/01/40	250	316,808
5.97%, 03/01/36	150	189,420
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39	400	544,004
7.34%, 11/15/39	250	370,772
Series C-1
6.69%, 11/15/40	155	209,090
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	205	253,155
5.57%, 11/01/38	300	373,233
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	125	156,176
5.75%, 06/15/41	320	414,128
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	250	304,660
Series H
5.43%, 03/15/39	200	240,762
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	275	333,154
Port Authority of New York & New Jersey RB
4.46%, 10/01/62[a]	250	257,893
4.93%, 10/01/51 (GOI)	250	284,080
5.86%, 12/01/24 (GOI)	325	398,898
6.04%, 12/01/29 (GOI)	250	315,730

		4,961,963
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	100	102,851

		102,851
OHIO — 0.12%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	395	555,176
8.08%, 02/15/50	100	154,888
Series E
6.27%, 02/15/50	100	123,367
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	100	114,205
Ohio State University (The) RB BAB
4.91%, 06/01/40	270	317,334

		1,264,970
OREGON — 0.08%
Oregon School Boards Association GOL
4.76%, 06/30/28 (AMBAC GTD)	230	256,280
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	250	320,645
State of Oregon GO
5.89%, 06/01/27[a]	200	243,400

		820,325

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

PENNSYLVANIA — 0.04%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	$300	$331,899
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	40	47,550

		379,449
SOUTH CAROLINA — 0.02%
South Carolina State Public Service Authority RB Series C
6.45%, 01/01/50	200	261,572

		261,572
TEXAS — 0.31%
City of Houston TX GOL Series A
6.29%, 03/01/32[a]	145	179,997
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41	250	317,942
Series C
5.99%, 02/01/39	130	170,204
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	175	233,811
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	126,807
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	250	354,207
State of Texas GO BAB
5.52%, 04/01/39	300	389,811
Series A
4.63%, 04/01/33	300	337,431
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	100	116,688
5.18%, 04/01/30	400	470,548
University of Texas System (The) RB BAB Series B
6.28%, 08/15/41 (Call 08/15/19)	225	255,789
Series D
5.13%, 08/15/42	220	267,454

		3,220,689
UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	75	84,389

		84,389
WASHINGTON — 0.04%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	311,212

Security	Principal or Shares (000s)	Value

Washington State Convention Center Public Facilities District RB BAB
6.79%, 07/01/40	$50	$63,649

		374,861
WISCONSIN — 0.01%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	125	150,118

		150,118

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $31,083,814)		32,624,855

SHORT-TERM INVESTMENTS — 12.48%

MONEY MARKET FUNDS — 12.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,g,h]	92,129	92,129,385
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,g,h]	5,159	5,159,401
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	31,458	31,457,626

		128,746,412

TOTAL SHORT-TERM INVESTMENTS (Cost: $128,746,412)		128,746,412

TOTAL INVESTMENTS IN SECURITIES — 109.80% (Cost: $1,122,877,873)		1,132,752,831
Other Assets, Less Liabilities — (9.80)%		(101,107,549)

NET ASSETS — 100.00%		$1,031,645,282

BAB  —  Build America Bond

GO  —   General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

142

Schedule of Investments  (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 34.15%

ADVERTISING — 0.07%
Omnicom Group Inc.
3.63%, 05/01/22	$25	$26,023
WPP Finance 2010
3.75%, 09/19/24	50	51,198
4.75%, 11/21/21[a]	50	55,531

		132,752
AEROSPACE & DEFENSE — 0.44%
Boeing Co. (The)
0.95%, 05/15/18[a]	75	74,191
2.85%, 10/30/24 (Call 07/30/24)	50	50,297
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	25	23,156
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	53,790
Lockheed Martin Corp.
4.07%, 12/15/42	83	81,150
Series B
6.15%, 09/01/36	25	31,612
Northrop Grumman Corp.
3.25%, 08/01/23	113	114,162
3.50%, 03/15/21	50	51,952
4.75%, 06/01/43	25	26,205
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	24,752
3.13%, 10/15/20	30	31,297
4.20%, 12/15/44 (Call 06/15/44)	25	25,348
United Technologies Corp.
1.80%, 06/01/17	60	61,010
4.15%, 05/15/45	25	24,675
4.50%, 06/01/42	125	129,840
6.05%, 06/01/36	26	32,553

		835,990
AGRICULTURE — 0.32%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	100	100,680
5.38%, 01/31/44	50	53,333
10.20%, 02/06/39	20	33,536
Archer-Daniels-Midland Co.
5.38%, 09/15/35	36	41,750
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	20	20,546
Lorillard Tobacco Co.
2.30%, 08/21/17	60	60,547
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	25	25,176
Philip Morris International Inc.
2.50%, 08/22/22	25	24,406
4.38%, 11/15/41	25	24,835
4.88%, 11/15/43	25	26,632
5.65%, 05/16/18	40	44,819
6.38%, 05/16/38	75	94,780

Security	Principal (000s)	Value

Reynolds American Inc.
4.75%, 11/01/42[a]	$25	$23,583
7.25%, 06/15/37	26	32,009

		606,632
AIRLINES — 0.11%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	73	73,712
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	40	42,562
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	32	33,660
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	50	50,875

		200,809
AUTO MANUFACTURERS — 0.54%
American Honda Finance Corp.
0.95%, 05/05/17	250	249,864
2.13%, 10/10/18	100	101,534
Daimler Finance North America LLC
8.50%, 01/18/31	50	75,826
Ford Motor Co.
4.75%, 01/15/43[a]	50	50,635
7.45%, 07/16/31	110	144,258
PACCAR Financial Corp.
1.40%, 05/18/18	150	150,116
Toyota Motor Credit Corp.
1.25%, 10/05/17	130	130,364
3.30%, 01/12/22	60	62,848
3.40%, 09/15/21	40	42,357

		1,007,802
AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	25,492
4.25%, 03/01/21	50	53,920

		79,412
BANKS — 7.66%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	100	103,986
4.00%, 03/13/24	100	105,483
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	50	50,394
Bank of America Corp.
4.00%, 01/22/25	150	149,446
4.13%, 01/22/24	133	139,796
4.25%, 10/22/26	125	125,376
5.00%, 01/21/44[a]	30	32,566
5.42%, 03/15/17	100	106,564
5.65%, 05/01/18[a]	450	497,067
5.70%, 01/24/22	50	57,831
5.75%, 12/01/17	100	109,541
6.11%, 01/29/37	100	116,513

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.40%, 08/28/17	$208	$229,320
6.50%, 08/01/16	100	105,965
Bank of Montreal
1.40%, 04/10/18	35	34,977
2.50%, 01/11/17	100	102,426
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	100	99,667
2.10%, 01/15/19 (Call 12/15/18)	100	100,972
3.65%, 02/04/24 (Call 01/05/24)[a]	100	105,309
Bank of Nova Scotia (The)
1.10%, 12/13/16	50	50,092
2.05%, 06/05/19	50	50,163
4.38%, 01/13/21	25	27,531
Barclays Bank PLC
5.13%, 01/08/20	200	225,797
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	50	50,504
6.85%, 04/30/19	84	98,690
BNP Paribas SA
2.40%, 12/12/18[a]	125	127,239
5.00%, 01/15/21	20	22,534
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	20	20,063
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	25	24,256
3.50%, 06/15/23	75	75,281
6.15%, 09/01/16	100	105,955
Citigroup Inc.
1.55%, 08/14/17	50	49,915
1.70%, 04/27/18	25	24,913
1.80%, 02/05/18	125	124,923
2.55%, 04/08/19	75	76,060
3.38%, 03/01/23	50	50,780
3.75%, 06/16/24	84	86,495
3.88%, 03/26/25[a]	50	49,470
4.00%, 08/05/24	36	36,563
5.30%, 05/06/44	50	53,418
5.38%, 08/09/20	28	31,755
6.00%, 10/31/33	107	121,623
6.13%, 11/21/17	290	320,577
8.50%, 05/22/19	30	36,969
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	100	102,807
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	200	207,250
3.88%, 02/08/22	175	186,546
Credit Suisse/New York NY
5.30%, 08/13/19	100	111,877
5.40%, 01/14/20	100	111,810
6.00%, 02/15/18	25	27,569
Deutsche Bank AG/London
3.70%, 05/30/24[a]	175	177,329
6.00%, 09/01/17	72	78,756
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)[a]	50	52,568
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	45	45,131
3.50%, 01/23/25 (Call 10/23/24)	30	29,766
3.63%, 01/22/23	75	76,398
3.75%, 05/22/25 (Call 02/22/25)	125	126,467
4.00%, 03/03/24	200	206,773
4.80%, 07/08/44 (Call 01/08/44)	50	52,254
5.25%, 07/27/21	125	140,957

Security	Principal (000s)	Value

6.13%, 02/15/33	$25	$30,728
6.15%, 04/01/18	60	66,994
6.75%, 10/01/37	31	38,019
HSBC Holdings PLC
5.10%, 04/05/21	55	62,361
6.10%, 01/14/42	125	160,049
6.50%, 05/02/36	102	127,579
HSBC USA Inc.
2.38%, 11/13/19	100	100,885
3.50%, 06/23/24	100	103,009
JPMorgan Chase & Co.
2.20%, 10/22/19	250	249,840
2.25%, 01/23/20 (Call 12/23/19)	300	298,485
3.13%, 01/23/25 (Call 10/23/24)	75	73,338
3.88%, 09/10/24[a]	100	100,374
4.13%, 12/15/26[a]	150	151,356
4.25%, 10/15/20	120	129,895
4.85%, 02/01/44	125	135,233
5.60%, 07/15/41	55	65,019
KeyCorp
5.10%, 03/24/21	50	56,228
KfW
0.00%, 06/29/37	100	51,387
0.63%, 12/15/16	600	600,518
1.00%, 01/26/18[a]	100	100,154
1.88%, 04/01/19	350	357,348
2.63%, 01/25/22[a]	100	104,595
2.75%, 09/08/20	150	158,304
Korea Development Bank (The)
1.50%, 01/22/18	200	199,189
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	150	149,871
5.00%, 11/08/16	42	44,613
Lloyds Bank PLC
1.75%, 05/14/18	100	100,220
4.20%, 03/28/17	30	31,576
6.38%, 01/21/21	100	119,590
Morgan Stanley
1.88%, 01/05/18	270	271,033
3.70%, 10/23/24	115	117,046
3.75%, 02/25/23	500	517,091
3.95%, 04/23/27	50	48,764
4.30%, 01/27/45[a]	30	29,178
4.75%, 03/22/17	20	21,181
5.50%, 07/24/20	100	113,547
6.38%, 07/24/42	75	95,689
MUFG Americas Holdings Corp.
3.50%, 06/18/22	50	51,269
Northern Trust Corp.
2.38%, 08/02/22	40	39,039
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	100	107,883
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	150	153,299
3.30%, 03/08/22 (Call 02/06/22)[b]	150	155,502
Royal Bank of Canada
2.20%, 07/27/18	25	25,480
2.30%, 07/20/16	175	178,105
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	100	114,621
State Street Corp.
3.70%, 11/20/23	100	105,460
Sumitomo Mitsui Banking Corp.

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.25%, 07/11/19[a]	$250	$251,024
3.95%, 01/10/24	250	265,628
SunTrust Banks Inc.
6.00%, 09/11/17	28	30,725
Toronto-Dominion Bank (The)
2.13%, 07/02/19	100	100,899
U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)	100	101,233
2.95%, 07/15/22 (Call 06/15/22)	100	100,531
UBS AG/Stamford CT
5.75%, 04/25/18	100	111,191
5.88%, 12/20/17	100	110,310
Wachovia Corp.
5.75%, 06/15/17	35	38,177
Wells Fargo & Co.
2.15%, 01/15/19[a]	200	202,195
3.00%, 02/19/25	100	97,960
3.90%, 05/01/45	50	47,315
4.10%, 06/03/26	250	257,237
5.61%, 01/15/44	75	85,275
5.63%, 12/11/17	90	99,344
Series M
3.45%, 02/13/23	100	101,376
Westpac Banking Corp.
1.20%, 05/19/17	100	100,139
1.60%, 01/12/18[a]	100	100,195
2.25%, 07/30/18	50	50,885

		14,411,606
BEVERAGES — 0.69%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	100	97,685
4.63%, 02/01/44[a]	75	78,389
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,544
5.00%, 04/15/20[a]	20	22,509
5.38%, 01/15/20	50	56,975
7.75%, 01/15/19	60	71,960
8.20%, 01/15/39	43	65,427
Coca-Cola Co. (The)
1.65%, 11/01/18	100	100,686
3.20%, 11/01/23	50	51,618
3.30%, 09/01/21	50	52,909
Diageo Capital PLC
1.50%, 05/11/17	50	50,404
3.88%, 04/29/43 (Call 10/29/42)	25	23,880
5.88%, 09/30/36	41	50,298
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18[a]	100	114,190
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	50	50,935
PepsiCo Inc.
1.25%, 08/13/17	20	20,053
1.25%, 04/30/18	150	149,345
2.75%, 03/01/23	50	50,012
2.75%, 04/30/25 (Call 01/30/25)	50	48,741
3.60%, 08/13/42	25	22,704
5.50%, 01/15/40	50	58,909
7.90%, 11/01/18	30	36,089

		1,293,262

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.46%
Amgen Inc.
2.13%, 05/15/17	$75	$76,237
2.13%, 05/01/20 (Call 04/01/20)	250	246,655
3.63%, 05/15/22 (Call 02/15/22)	25	25,949
4.95%, 10/01/41	50	51,740
5.15%, 11/15/41 (Call 05/15/41)	60	63,861
5.38%, 05/15/43 (Call 11/15/42)	50	55,278
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	150	153,139
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	50	51,143
4.40%, 12/01/21 (Call 09/01/21)	25	27,710
4.50%, 02/01/45 (Call 08/01/44)	25	25,541
4.80%, 04/01/44 (Call 10/01/43)	50	53,325
5.65%, 12/01/41 (Call 06/01/41)[a]	25	29,306

		859,884
BUILDING MATERIALS — 0.07%
CRH America Inc.
8.13%, 07/15/18	50	59,184
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	20	20,665
4.20%, 12/01/24 (Call 09/01/24)	50	50,861

		130,710
CHEMICALS — 0.69%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	75	75,529
4.90%, 06/01/43 (Call 12/01/42)	25	25,351
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	31	30,822
CF Industries Inc.
5.38%, 03/15/44	50	51,542
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	50	49,620
4.13%, 11/15/21 (Call 08/15/21)	50	53,266
4.25%, 11/15/20 (Call 08/15/20)	50	53,879
4.38%, 11/15/42 (Call 05/15/42)	69	64,179
4.63%, 10/01/44 (Call 04/01/44)[a]	25	24,057
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	50	50,938
4.65%, 10/15/44 (Call 04/15/44)	25	24,537
Ecolab Inc.
3.00%, 12/08/16	50	51,429
EI du Pont de Nemours & Co.
2.80%, 02/15/23	56	55,400
4.25%, 04/01/21	75	81,592
LYB International Finance BV
5.25%, 07/15/43[a]	75	79,605
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	25	23,560
3.95%, 04/15/45 (Call 10/15/44)	25	21,583
4.40%, 07/15/44 (Call 01/15/44)	25	23,374
5.50%, 08/15/25	50	57,150
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	50	52,561
5.45%, 11/15/33 (Call 05/15/33)	20	22,069
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	31,337

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.63%, 03/15/24 (Call 12/15/23)	$50	$51,781
5.63%, 12/01/40[a]	30	35,510
PPG Industries Inc.
3.60%, 11/15/20	50	52,880
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)[a]	75	73,919
Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	50	49,965
Valspar Corp. (The)
3.30%, 02/01/25 (Call 11/01/24)	30	29,641

		1,297,076
COMMERCIAL SERVICES — 0.11%
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	25	24,453
MasterCard Inc.
3.38%, 04/01/24	50	51,853
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	50	51,250
Verisk Analytics Inc.
4.00%, 06/15/25	50	50,343
Western Union Co. (The)
5.25%, 04/01/20	34	37,317

		215,216
COMPUTERS — 0.67%
Apple Inc.
0.90%, 05/12/17	100	100,099
1.00%, 05/03/18	75	74,371
1.55%, 02/07/20	100	98,637
2.00%, 05/06/20	100	100,491
2.40%, 05/03/23[a]	100	97,341
3.20%, 05/13/25	40	40,559
3.45%, 05/06/24	55	57,030
3.85%, 05/04/43	100	93,690
Computer Sciences Corp.
4.45%, 09/15/22	33	33,313
EMC Corp./MA
2.65%, 06/01/20	60	61,229
Hewlett-Packard Co.
3.75%, 12/01/20	50	51,978
6.00%, 09/15/41	50	52,607
International Business Machines Corp.
1.25%, 02/08/18	100	100,070
5.60%, 11/30/39	56	65,665
6.22%, 08/01/27	75	94,930
Seagate HDD Cayman
3.75%, 11/15/18	100	104,541
5.75%, 12/01/34 (Call 06/01/34)[c]	25	25,679

		1,252,230
COSMETICS & PERSONAL CARE — 0.13%
Colgate-Palmolive Co.
1.30%, 01/15/17	60	60,464
Procter & Gamble Co. (The)
1.45%, 08/15/16	50	50,523
1.90%, 11/01/19	50	50,327
3.10%, 08/15/23	20	20,740
5.55%, 03/05/37	55	68,997

		251,051

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
5.13%, 03/01/21	$25	$27,282
Ingram Micro Inc.
5.25%, 09/01/17	15	16,057

		43,339
DIVERSIFIED FINANCIAL SERVICES — 1.37%
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	25	25,150
American Express Co.
4.05%, 12/03/42	94	88,533
American Express Credit Corp.
1.55%, 09/22/17	35	35,136
2.13%, 03/18/19	100	100,764
2.38%, 03/24/17	100	102,322
2.80%, 09/19/16	50	51,206
Ameriprise Financial Inc.
3.70%, 10/15/24	50	52,025
Associates Corp. of North America
6.95%, 11/01/18	83	95,985
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	50	53,247
Charles Schwab Corp. (The)
2.20%, 07/25/18 (Call 06/25/18)	50	50,934
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	25	29,404
Discover Financial Services
5.20%, 04/27/22	50	54,640
Franklin Resources Inc.
2.85%, 03/30/25	25	24,586
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[d]	400	436,000
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)[a]	100	101,098
2.30%, 04/27/17	215	220,350
5.50%, 01/08/20	100	115,148
5.88%, 01/14/38	72	90,753
Series A
6.75%, 03/15/32	173	234,151
HSBC Finance Corp.
6.68%, 01/15/21	67	78,648
Intercontinental Exchange Inc.
4.00%, 10/15/23	50	52,855
Jefferies Group LLC
5.13%, 01/20/23[a]	25	26,170
6.50%, 01/20/43	25	24,319
Lazard Group LLC
3.75%, 02/13/25	25	24,312
Murray Street Investment Trust I
4.65%, 03/09/17[e]	130	137,182
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	100	99,491
3.05%, 02/15/22 (Call 11/15/21)	30	30,536
Nomura Holdings Inc.
6.70%, 03/04/20	25	29,675
ORIX Corp.
3.75%, 03/09/17	50	51,934

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	$50	$50,375

		2,566,929
ELECTRIC — 2.29%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	50	47,027
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	60	59,701
3.25%, 03/01/25 (Call 12/01/24)	25	25,314
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	50	50,639
4.40%, 05/15/44 (Call 11/15/43)	30	29,819
6.38%, 04/01/36	25	31,031
7.00%, 04/01/38	50	67,566
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	50	50,075
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	51,876
5.15%, 11/15/43 (Call 05/15/43)[a]	85	94,646
6.13%, 04/01/36	62	74,605
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	27,323
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	53,669
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)[a]	50	46,681
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54 (Call 06/01/54)	25	25,353
5.50%, 12/01/39	35	40,350
5.85%, 04/01/18	50	56,020
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	14,715
Dominion Resources Inc./VA
1.25%, 03/15/17	50	49,975
3.63%, 12/01/24 (Call 09/01/24)	100	101,410
4.70%, 12/01/44 (Call 06/01/44)	50	51,468
7.00%, 06/15/38	50	64,671
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	31,358
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	50	52,682
DTE Energy Co. Series C
3.50%, 06/01/24 (Call 03/01/24)	50	50,581
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	35	33,846
6.05%, 04/15/38	50	63,360
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	100	104,146
Duke Energy Florida Inc.
6.40%, 06/15/38	50	65,717
Duke Energy Indiana Inc.
6.45%, 04/01/39	25	32,885
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	63,441
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	50	52,546
5.20%, 10/01/19	100	110,737
5.60%, 06/15/42 (Call 12/15/41)	50	53,104
FirstEnergy Solutions Corp.
6.80%, 08/15/39	35	35,847

Security	Principal (000s)	Value

Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	$125	$125,661
5.95%, 02/01/38	19	24,098
Georgia Power Co.
4.30%, 03/15/42[a]	50	49,703
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[a,e]	40	44,514
Hydro-Quebec
2.00%, 06/30/16	170	172,661
Indiana Michigan Power Co.
7.00%, 03/15/19	24	28,217
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	50	54,877
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	15	17,653
Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	50	54,135
MidAmerican Energy Co.
4.40%, 10/15/44 (Call 04/15/44)	25	26,099
Mississippi Power Co.
2.35%, 10/15/16	20	20,400
Nevada Power Co.
6.50%, 08/01/18	20	22,965
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	50	50,214
6.35%, 10/01/66 (Call 10/01/16)[d]	25	23,250
NiSource Finance Corp.
6.13%, 03/01/22[a]	100	117,187
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	75	72,094
3.40%, 08/15/42 (Call 02/15/42)	50	44,918
Oglethorpe Power Corp.
4.55%, 06/01/44	25	25,131
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	75	78,080
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	50	52,611
5.25%, 09/30/40	25	28,780
7.00%, 09/01/22	61	76,130
Pacific Gas & Electric Co.
4.75%, 02/15/44 (Call 08/15/43)	50	53,420
5.13%, 11/15/43 (Call 05/15/43)	25	27,695
6.05%, 03/01/34[a]	100	124,023
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	50	53,911
4.10%, 02/01/42 (Call 08/01/41)	30	29,916
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	25	25,050
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	54,446
7.75%, 03/01/31	50	68,070
PSEG Power LLC
8.63%, 04/15/31	61	86,987
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	50	51,814
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	50	48,507
3.00%, 05/15/25 (Call 02/15/25)	25	25,219
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	75	85,762
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	25	26,016

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[a]	$50	$51,014
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	25	25,323
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	65	65,343
6.00%, 01/15/34	42	51,899
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	50	50,228
Southern Power Co.
5.15%, 09/15/41	30	32,416
TransAlta Corp.
1.90%, 06/03/17	50	49,777
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	25	24,926
6.38%, 08/15/37	50	65,623
Xcel Energy Inc.
6.50%, 07/01/36	50	63,945

		4,314,892
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	50	50,487
4.25%, 11/15/20[a]	30	32,975

		83,462
ELECTRONICS — 0.28%
Corning Inc.
1.50%, 05/08/18	100	100,220
2.90%, 05/15/22 (Call 03/15/22)	40	40,530
Honeywell International Inc.
4.25%, 03/01/21	125	138,444
5.38%, 03/01/41	25	30,095
Koninklijke Philips NV
3.75%, 03/15/22	60	61,753
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	49,960
3.15%, 01/15/23 (Call 10/15/22)	50	49,677
3.60%, 08/15/21 (Call 05/15/21)	30	31,033
5.30%, 02/01/44 (Call 08/01/43)	25	27,884

		529,596
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	50	50,278

		50,278
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	50	49,393
4.75%, 05/15/23 (Call 02/15/23)	25	27,761
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	50	49,946
3.13%, 03/01/25 (Call 12/01/24)	50	49,496

		176,596

Security	Principal (000s)	Value

FOOD — 0.48%
Campbell Soup Co.
3.05%, 07/15/17	$50	$51,614
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	61	56,803
7.00%, 10/01/28	25	30,658
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	102,384
Hershey Co. (The)
4.13%, 12/01/20	50	54,459
JM Smucker Co. (The)
3.50%, 03/15/25[c]	40	40,012
Kellogg Co.
4.15%, 11/15/19	70	75,407
Kraft Foods Group Inc.
2.25%, 06/05/17	50	50,792
5.00%, 06/04/42	75	77,634
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	50	52,897
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	50	53,135
6.13%, 02/01/18	50	55,989
6.50%, 02/09/40	25	32,328
Sysco Corp.
4.50%, 10/02/44 (Call 04/02/44)	25	25,334
5.25%, 02/12/18	50	54,932
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	52,563
Unilever Capital Corp.
5.90%, 11/15/32	25	33,305

		900,246
FOREST PRODUCTS & PAPER — 0.13%
Georgia-Pacific LLC
8.00%, 01/15/24	50	65,201
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	50	50,278
4.80%, 06/15/44 (Call 12/15/43)	25	24,248
7.30%, 11/15/39	35	43,871
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	56	55,065

		238,663
GAS — 0.12%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	15	18,179
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	25	24,822
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	50	50,728
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	77	81,337
6.00%, 10/15/39	20	24,387
9.80%, 02/15/19	25	31,739

		231,192
HEALTH CARE — PRODUCTS — 0.73%
Baxter International Inc.
3.20%, 06/15/23 (Call 03/15/23)	90	89,393

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Becton Dickinson and Co.
3.13%, 11/08/21	$50	$50,699
3.88%, 05/15/24 (Call 02/15/24)	35	36,121
4.69%, 12/15/44 (Call 06/15/44)	25	25,470
6.38%, 08/01/19	250	289,330
Boston Scientific Corp.
2.85%, 05/15/20	100	100,621
3.85%, 05/15/25	25	25,028
6.00%, 01/15/20[a]	80	91,079
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)[a]	50	49,765
4.20%, 06/15/20	50	54,582
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	63	64,233
4.00%, 04/01/43 (Call 10/01/42)	50	48,387
4.38%, 03/15/35[c]	150	153,549
4.50%, 03/15/42 (Call 09/15/41)	20	20,570
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	100	100,699
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	60	61,040
4.38%, 05/15/44 (Call 11/15/43)	25	24,626
Zimmer Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	95	91,900

		1,377,092
HEALTH CARE — SERVICES — 0.53%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	25	25,287
3.95%, 09/01/20	50	53,710
4.75%, 03/15/44 (Call 09/15/43)	50	53,341
6.75%, 12/15/37	40	52,887
Anthem Inc.
2.30%, 07/15/18	50	50,674
3.50%, 08/15/24 (Call 05/15/24)	50	50,398
4.85%, 08/15/54 (Call 02/15/54)	25	25,362
5.10%, 01/15/44	50	53,560
5.85%, 01/15/36	30	34,664
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	63,874
5.38%, 02/15/42 (Call 08/15/41)	50	57,814
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	75	74,771
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	25	25,620
4.70%, 02/01/45 (Call 08/01/44)[a]	30	28,760
Quest Diagnostics Inc.
4.70%, 04/01/21	100	107,837
UnitedHealth Group Inc.
1.40%, 10/15/17	50	50,293
1.63%, 03/15/19	25	24,854
2.75%, 02/15/23 (Call 11/15/22)	50	49,497
4.25%, 03/15/43 (Call 09/15/42)[a]	50	50,674
5.80%, 03/15/36	51	62,338
		996,215
HOLDING COMPANIES — DIVERSIFIED — 0.03%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	50	49,871

		49,871

Security	Principal (000s)	Value

HOME FURNISHINGS — 0.01%
Whirlpool Corp.
3.70%, 03/01/23	$25	$25,428

		25,428
HOUSEHOLD PRODUCTS & WARES — 0.08%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	50	49,688
Kimberly-Clark Corp.
3.70%, 06/01/43	25	23,275
6.13%, 08/01/17	63	69,790

		142,753
HOUSEWARES — 0.03%
Newell Rubbermaid Inc.
2.05%, 12/01/17	50	50,331

		50,331
INSURANCE — 0.97%
ACE INA Holdings Inc.
2.70%, 03/13/23	50	49,148
Aflac Inc.
3.63%, 11/15/24	75	76,866
6.45%, 08/15/40	25	31,475
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	24,932
Allstate Corp. (The)
5.55%, 05/09/35	32	38,585
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	50	50,356
4.38%, 01/15/55 (Call 07/15/54)	50	46,941
6.40%, 12/15/20	75	89,463
Aon PLC
4.25%, 12/12/42	50	47,005
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	50	50,922
5.40%, 05/15/18[a]	100	111,778
Chubb Corp. (The)
5.75%, 05/15/18	25	28,081
6.50%, 05/15/38	25	33,699
CNA Financial Corp.
5.88%, 08/15/20[a]	25	28,614
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	24,620
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	75	85,303
Lincoln National Corp.
4.20%, 03/15/22	80	84,863
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	50	46,751
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	25	25,386
MetLife Inc.
1.90%, 12/15/17	100	101,188
4.05%, 03/01/45[a]	45	42,993
4.13%, 08/13/42	100	96,622
6.40%, 12/15/66 (Call 12/15/31)	50	57,000
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	30	30,949

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Principal Financial Group Inc.
4.63%, 09/15/42[a]	$30	$30,266
Progressive Corp. (The)
3.70%, 01/26/45	25	22,941
3.75%, 08/23/21	50	53,926
4.35%, 04/25/44	50	51,100
Prudential Financial Inc.
3.50%, 05/15/24	50	50,513
4.60%, 05/15/44	50	49,861
5.63%, 06/15/43 (Call 06/15/23)[d]	35	36,969
5.70%, 12/14/36	26	29,622
6.20%, 11/15/40	50	60,495
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	54,262
5.80%, 05/15/18	30	33,694
Voya Financial Inc.
5.70%, 07/15/43[a]	25	29,236
XLIT Ltd.
6.50%, 10/29/49 (Call 04/15/17)[d]	25	21,875

		1,828,300
INTERNET — 0.22%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[c]	200	199,838
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	48,608
2.60%, 12/05/19 (Call 11/05/19)	100	101,700
eBay Inc.
1.35%, 07/15/17	50	49,918
4.00%, 07/15/42 (Call 01/15/42)	25	21,252

		421,316
IRON & STEEL — 0.10%
Vale Overseas Ltd.
4.63%, 09/15/20[a]	50	51,872
6.88%, 11/21/36	35	34,488
6.88%, 11/10/39	75	73,842
Vale SA
5.63%, 09/11/42	25	21,911

		182,113
LODGING — 0.04%
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	50	49,352
4.25%, 03/01/22 (Call 12/01/21)	20	20,288

		69,640
MACHINERY — 0.33%
Caterpillar Financial Services Corp.
2.25%, 12/01/19	250	253,377
Caterpillar Inc.
4.30%, 05/15/44 (Call 11/15/43)	75	76,020
5.70%, 08/15/16	34	36,025
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	48,475
John Deere Capital Corp.
1.40%, 03/15/17	110	110,527
3.90%, 07/12/21[a]	45	48,723

Security	Principal (000s)	Value

Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	$35	$34,819
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	20	19,645

		627,611
MANUFACTURING — 0.31%
3M Co.
5.70%, 03/15/37	25	31,320
Danaher Corp.
2.30%, 06/23/16	50	50,899
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	25	29,363
Eaton Corp.
4.00%, 11/02/32	50	50,077
General Electric Co.
4.13%, 10/09/42	45	45,424
4.50%, 03/11/44	50	52,511
5.25%, 12/06/17	50	54,871
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,212
3.90%, 09/01/42 (Call 03/01/42)	71	68,596
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	50	53,053
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	25,731
Pentair Finance SA
2.65%, 12/01/19	20	20,030
Textron Inc.
3.65%, 03/01/21	20	20,740
Tyco Electronics Group SA
6.55%, 10/01/17	50	55,732

		584,559
MEDIA — 1.34%
21st Century Fox America Inc.
6.15%, 02/15/41	115	138,408
6.65%, 11/15/37	50	64,112
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	35	34,170
4.85%, 07/01/42 (Call 01/01/42)	50	48,766
4.90%, 08/15/44 (Call 02/15/44)	25	24,179
Comcast Corp.
2.85%, 01/15/23	10	9,935
3.60%, 03/01/24	20	20,767
4.20%, 08/15/34 (Call 02/15/34)	100	101,065
5.70%, 07/01/19	100	114,584
6.40%, 05/15/38	50	64,209
6.45%, 03/15/37	117	150,048
6.55%, 07/01/39	15	19,447
6.95%, 08/15/37	40	53,548
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	75	76,148
5.00%, 03/01/21	75	81,973
5.15%, 03/15/42	50	49,442
6.38%, 03/01/41	50	56,602
Discovery Communications LLC
3.25%, 04/01/23[a]	42	41,070
3.30%, 05/15/22	75	74,464
4.88%, 04/01/43	25	23,819
5.05%, 06/01/20[a]	20	22,170

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Historic TW Inc.
6.88%, 06/15/18	$50	$57,354
NBCUniversal Media LLC
5.95%, 04/01/41	30	36,511
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 03/15/20)	25	24,959
Thomson Reuters Corp.
1.30%, 02/23/17	50	49,933
4.30%, 11/23/23 (Call 08/23/23)	50	53,148
5.65%, 11/23/43 (Call 05/23/43)	25	27,727
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	50	51,656
5.85%, 05/01/17	100	107,245
6.55%, 05/01/37[a]	56	60,750
6.75%, 06/15/39	60	66,362
Time Warner Entertainment Co. LP
8.38%, 03/15/23	50	62,397
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	50	50,580
4.00%, 01/15/22	50	52,441
4.05%, 12/15/23	50	52,785
4.65%, 06/01/44 (Call 12/01/43)	50	49,705
6.50%, 11/15/36	50	61,404
7.70%, 05/01/32	77	104,322
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	75	77,959
5.25%, 04/01/44 (Call 10/01/43)	50	49,140
Walt Disney Co. (The)
2.55%, 02/15/22	100	99,716
Series E
4.13%, 12/01/41	50	51,285

		2,516,305
MINING — 0.67%
Barrick North America Finance LLC
4.40%, 05/30/21	185	191,756
5.75%, 05/01/43	25	25,112
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	100	100,112
3.85%, 09/30/23[a]	25	26,168
5.00%, 09/30/43	50	53,832
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	50	50,076
3.55%, 03/01/22 (Call 12/01/21)[a]	25	23,635
3.88%, 03/15/23 (Call 12/15/22)	50	47,189
5.45%, 03/15/43 (Call 09/15/42)[a]	50	43,702
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	48,884
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	25	21,911
6.25%, 10/01/39	50	51,342
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	50	52,609
5.20%, 11/02/40[a]	45	48,404
7.13%, 07/15/28	25	32,776
9.00%, 05/01/19	128	161,064
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	100	101,087
Southern Copper Corp.
6.75%, 04/16/40	25	26,443
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	100	90,650

Security	Principal (000s)	Value

4.50%, 01/15/21 (Call 10/15/20)	$40	$40,735
5.40%, 02/01/43 (Call 08/01/42)	25	20,613

		1,258,100
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	25	25,672
Xerox Corp.
4.80%, 03/01/35	30	28,219
5.63%, 12/15/19[a]	75	84,602

		138,493
OIL & GAS — 3.11%
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	50	47,904
5.95%, 09/15/16	22	23,324
6.38%, 09/15/17	50	55,250
6.45%, 09/15/36	50	59,890
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	75	71,484
4.25%, 01/15/44 (Call 07/15/43)	25	22,808
4.75%, 04/15/43 (Call 10/15/42)	50	48,735
BP Capital Markets PLC
1.67%, 02/13/18	175	176,157
3.06%, 03/17/22	65	65,662
3.25%, 05/06/22	50	50,773
3.56%, 11/01/21	60	62,789
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	75	75,789
6.25%, 03/15/38	61	71,136
Cenovus Energy Inc.
6.75%, 11/15/39	50	58,217
Chevron Corp.
1.35%, 11/15/17	350	351,576
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	25	25,656
ConocoPhillips
6.50%, 02/01/39	50	64,489
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	35	35,186
3.35%, 11/15/24 (Call 08/15/24)	100	101,061
4.15%, 11/15/34 (Call 05/15/34)	50	50,212
4.30%, 11/15/44 (Call 05/15/44)	25	24,928
ConocoPhillips Holding Co.
6.95%, 04/15/29	34	45,174
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	25	24,598
5.00%, 09/15/22 (Call 03/15/17)	50	49,750
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	25	27,392
7.95%, 04/15/32	87	115,804
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	25	20,985
Ecopetrol SA
4.13%, 01/16/25	150	141,750
5.88%, 05/28/45	75	69,520
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	75	73,749
Ensco PLC
4.70%, 03/15/21[a]	110	113,564

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

EOG Resources Inc.
4.10%, 02/01/21	$60	$64,662
EQT Corp.
4.88%, 11/15/21	25	26,067
Exxon Mobil Corp.
0.92%, 03/15/17	200	200,328
1.82%, 03/15/19 (Call 02/15/19)[a]	15	15,137
3.57%, 03/06/45 (Call 09/06/44)	50	47,783
Hess Corp.
5.60%, 02/15/41	50	53,276
8.13%, 02/15/19	100	119,528
Husky Energy Inc.
7.25%, 12/15/19	65	76,745
Marathon Oil Corp.
6.00%, 10/01/17	48	52,668
6.60%, 10/01/37	50	57,960
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	50	47,956
Nabors Industries Inc.
4.63%, 09/15/21	75	74,833
Nexen Energy ULC
5.88%, 03/10/35	25	28,869
6.20%, 07/30/19	50	57,132
6.40%, 05/15/37	100	123,323
7.50%, 07/30/39	30	41,415
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	25	25,452
6.00%, 03/01/41 (Call 09/01/40)	30	32,958
8.25%, 03/01/19	25	29,950
Noble Holding International Ltd.
5.25%, 03/15/42[a]	50	40,148
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	50	48,919
Petrobras Global Finance BV
3.50%, 02/06/17	50	49,573
5.38%, 01/27/21	50	48,714
5.63%, 05/20/43	50	40,485
5.75%, 01/20/20	199	198,863
6.25%, 03/17/24	50	49,674
Petroleos Mexicanos
4.50%, 01/23/26[c]	200	200,500
5.50%, 06/27/44	75	73,125
5.63%, 01/23/46[c]	50	49,375
5.75%, 03/01/18	50	54,750
6.63%, 06/15/35	102	113,985
8.00%, 05/03/19	100	118,750
Phillips 66
4.30%, 04/01/22	25	26,888
4.65%, 11/15/34 (Call 05/15/34)	50	50,204
5.88%, 05/01/42	25	28,347
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	25	25,719
Shell International Finance BV
2.00%, 11/15/18	50	50,715
2.13%, 05/11/20	150	151,053
3.25%, 05/11/25	70	70,915
6.38%, 12/15/38	85	109,642
Statoil ASA
2.45%, 01/17/23	100	97,434
2.65%, 01/15/24	25	24,402
4.80%, 11/08/43	50	54,798
5.25%, 04/15/19	110	123,845
Suncor Energy Inc.

Security	Principal (000s)	Value

6.10%, 06/01/18	$75	$83,973
6.50%, 06/15/38[a]	105	131,122
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	49,208
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	50	49,224
Total Capital International SA
1.50%, 02/17/17[a]	50	50,518
3.75%, 04/10/24[a]	50	52,713
Total Capital SA
2.13%, 08/10/18	50	51,012
Valero Energy Corp.
4.90%, 03/15/45	50	49,094
6.63%, 06/15/37	25	29,576

		5,848,617
OIL & GAS SERVICES — 0.24%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	100	102,927
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	49,708
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	50,789
4.75%, 08/01/43 (Call 02/01/43)	50	52,638
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	48,416
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	50	48,287
5.13%, 09/15/20	50	50,845
5.95%, 04/15/42 (Call 10/17/41)	25	22,342
9.63%, 03/01/19[a]	25	29,313

		455,265
PHARMACEUTICALS — 1.44%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	35	34,716
5.30%, 05/27/40	50	59,612
AbbVie Inc.
1.75%, 11/06/17[a]	63	63,257
1.80%, 05/14/18	100	100,191
2.50%, 05/14/20 (Call 04/14/20)	150	150,242
4.40%, 11/06/42	38	37,010
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	100	101,336
4.75%, 03/15/45 (Call 09/15/44)	100	99,246
4.85%, 06/15/44 (Call 12/15/43)	25	25,125
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	75	74,052
4.63%, 10/01/42 (Call 04/01/42)	25	24,383
Allergan Inc./U.S.
3.38%, 09/15/20	10	10,238
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	50	49,601
AstraZeneca PLC
4.00%, 09/18/42[a]	80	77,825
6.45%, 09/15/37	25	32,795
Bristol-Myers Squibb Co.
1.75%, 03/01/19[a]	50	50,063
5.88%, 11/15/36	50	62,031
Cardinal Health Inc.
3.20%, 03/15/23	50	50,012

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Eli Lilly & Co.
5.55%, 03/15/37	$41	$49,393
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	50	50,317
4.75%, 11/15/21	20	22,021
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43[a]	50	49,856
5.38%, 04/15/34	50	58,699
5.65%, 05/15/18	38	42,691
Johnson & Johnson
3.38%, 12/05/23	50	52,761
4.85%, 05/15/41	30	34,910
5.55%, 08/15/17	50	55,032
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	51,471
4.88%, 03/15/44 (Call 09/15/43)	25	26,244
5.70%, 03/01/17	61	65,596
Medco Health Solutions Inc.
7.13%, 03/15/18	20	22,782
Merck & Co. Inc.
1.30%, 05/18/18[a]	90	90,122
2.40%, 09/15/22 (Call 06/15/22)	20	19,701
2.80%, 05/18/23	100	100,383
3.88%, 01/15/21 (Call 10/15/20)	20	21,599
4.15%, 05/18/43	100	100,207
Novartis Capital Corp.
2.40%, 09/21/22[a]	30	29,512
3.40%, 05/06/24	50	52,170
3.70%, 09/21/42	50	48,348
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	67,287
Pfizer Inc.
3.40%, 05/15/24	50	51,180
4.30%, 06/15/43	25	25,214
6.20%, 03/15/19	100	115,863
7.20%, 03/15/39	20	27,955
Sanofi
1.25%, 04/10/18	50	49,967
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	36	43,026
Wyeth LLC
5.95%, 04/01/37	75	91,591
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	63	61,755
4.70%, 02/01/43 (Call 08/01/42)	25	24,366

		2,703,754
PIPELINES — 1.22%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	25,100
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	25	26,474
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	27,217
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	30	31,109
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	50	48,209
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	75	77,622
6.13%, 02/15/17	50	53,809
6.63%, 10/15/36	25	27,450

Security	Principal (000s)	Value

6.70%, 07/01/18	$25	$28,317
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	100,953
3.35%, 03/15/23 (Call 12/15/22)	60	60,134
5.10%, 02/15/45 (Call 08/15/44)	125	128,510
6.50%, 01/31/19	50	57,689
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	50	49,886
3.45%, 02/15/23 (Call 11/15/22)	25	24,085
4.25%, 09/01/24 (Call 06/01/24)	50	50,199
5.00%, 10/01/21 (Call 07/01/21)	50	53,469
5.30%, 09/15/20	50	55,082
5.50%, 03/01/44 (Call 09/01/43)[a]	50	48,676
6.50%, 02/01/37	52	55,011
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	50	50,215
5.05%, 02/15/46 (Call 08/15/45)	50	45,664
5.55%, 06/01/45 (Call 12/01/44)	50	48,806
Magellan Midstream Partners LP
4.25%, 02/01/21	20	21,331
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	100	95,163
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,178
4.90%, 02/15/45 (Call 08/15/44)	25	24,357
6.65%, 01/15/37	50	58,498
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	100	109,500
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	18,566
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)[a]	25	27,988
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	50	48,088
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	25	25,749
5.00%, 10/16/43 (Call 04/16/43)	50	52,818
5.85%, 03/15/36	25	28,723
7.13%, 01/15/19	49	57,421
7.63%, 01/15/39	60	83,605
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	50,971
5.38%, 06/01/21 (Call 03/01/21)	50	55,216
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	48,713
4.55%, 06/24/24 (Call 03/24/24)	100	102,217
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	50	49,186
4.90%, 01/15/45 (Call 10/15/44)	62	56,864
5.25%, 03/15/20	44	48,871

		2,287,709
REAL ESTATE — 0.01%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	25	25,383

		25,383
REAL ESTATE INVESTMENT TRUSTS — 1.00%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	24,947
3.50%, 01/31/23	19	18,334

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.05%, 09/01/20	$50	$54,777
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	49,687
3.45%, 06/01/25 (Call 03/03/25)	100	101,191
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	52,990
3.80%, 02/01/24 (Call 11/01/23)	50	51,839
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	97,379
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	55	56,193
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	26,708
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	100	110,625
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)[a]	50	48,016
5.38%, 02/01/21 (Call 11/03/20)	25	27,931
6.75%, 02/01/41 (Call 08/01/40)	25	31,699
Health Care REIT Inc.
2.25%, 03/15/18	50	50,577
4.50%, 01/15/24 (Call 10/15/23)	25	26,491
5.13%, 03/15/43 (Call 09/15/42)[a]	75	79,302
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	75	79,386
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	125	125,034
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	25,539
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	49,230
3.20%, 05/01/21 (Call 03/01/21)	100	102,031
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	52,535
Omega Healthcare Investors Inc.
6.75%, 10/15/22 (Call 10/15/15)	40	42,050
Prologis LP
6.88%, 03/15/20 (Call 12/16/19)	50	58,948
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	53,852
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	51,006
2.75%, 02/01/23 (Call 11/01/22)	75	73,641
3.38%, 10/01/24 (Call 07/01/24)	25	25,429
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	50	47,816
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	110	116,358
Weyerhaeuser Co.
7.38%, 03/15/32	50	63,795

		1,875,336
RETAIL — 1.20%
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	50	49,634
3.25%, 04/15/25 (Call 01/15/25)	35	34,516
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	50	50,770
5.17%, 08/01/44 (Call 02/01/44)[a]	25	25,749
Costco Wholesale Corp.
1.70%, 12/15/19	50	49,924

Security	Principal (000s)	Value

5.50%, 03/15/17	$141	$152,671
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	201,450
4.75%, 05/18/20 (Call 11/18/19)	25	27,646
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[a]	25	25,643
3.75%, 02/15/24 (Call 11/15/23)	25	26,514
4.20%, 04/01/43 (Call 10/01/42)	25	24,969
4.88%, 02/15/44 (Call 08/15/43)	25	27,476
5.88%, 12/16/36	88	108,368
5.95%, 04/01/41 (Call 10/01/40)	25	31,338
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	75	79,129
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	50	51,554
5.00%, 09/15/43 (Call 03/15/43)	50	56,101
6.88%, 02/15/28	25	32,998
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	100	105,480
4.30%, 02/15/43 (Call 08/15/42)	50	47,531
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	25,006
3.70%, 02/15/42	50	44,767
5.35%, 03/01/18	50	55,176
6.30%, 03/01/38	25	30,481
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	25	27,676
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	25	23,667
Target Corp.
4.00%, 07/01/42	75	73,090
Wal-Mart Stores Inc.
1.95%, 12/15/18[a]	100	101,742
3.25%, 10/25/20	75	79,360
3.30%, 04/22/24 (Call 01/22/24)	100	103,689
4.00%, 04/11/43 (Call 10/11/42)	50	49,275
4.25%, 04/15/21[a]	45	49,832
5.00%, 10/25/40	20	22,627
5.63%, 04/15/41	75	91,796
6.50%, 08/15/37	50	66,783
Walgreen Co.
3.10%, 09/15/22	75	73,813
4.40%, 09/15/42	25	23,423
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	100	100,032

		2,251,696
SEMICONDUCTORS — 0.14%
Intel Corp.
1.35%, 12/15/17	150	150,080
4.25%, 12/15/42	30	29,676
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	50	52,126
QUALCOMM Inc.
2.25%, 05/20/20	30	30,119

		262,001
SOFTWARE — 0.67%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	49,809

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	$75	$76,280
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	50,924
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)[a]	25	24,484
3.75%, 05/01/43 (Call 11/01/42)	50	46,341
4.00%, 02/08/21[a]	50	54,938
4.00%, 02/12/55 (Call 08/12/54)	25	23,053
4.20%, 06/01/19	200	219,703
4.50%, 10/01/40	60	63,783
4.88%, 12/15/43 (Call 06/15/43)	25	27,776
Oracle Corp.
1.20%, 10/15/17	80	80,096
2.50%, 05/15/22 (Call 03/15/22)	250	246,917
2.95%, 05/15/25 (Call 02/15/25)	100	98,350
3.63%, 07/15/23	50	52,620
4.30%, 07/08/34 (Call 01/08/34)	75	76,667
5.38%, 07/15/40	60	68,565

		1,260,306
TELECOMMUNICATIONS — 2.10%
America Movil SAB de CV
5.63%, 11/15/17	50	54,803
6.13%, 03/30/40	100	120,622
AT&T Inc.
1.70%, 06/01/17	60	60,356
2.30%, 03/11/19[a]	100	100,666
2.45%, 06/30/20 (Call 05/30/20)	150	148,611
3.00%, 02/15/22	225	223,424
3.90%, 03/11/24 (Call 12/11/23)[a]	125	129,067
4.35%, 06/15/45 (Call 12/15/44)[a]	50	45,208
4.50%, 05/15/35 (Call 11/15/34)	50	47,675
4.80%, 06/15/44 (Call 12/15/43)	75	72,298
5.35%, 09/01/40	75	77,559
6.50%, 09/01/37	50	58,672
6.55%, 02/15/39	40	47,444
British Telecommunications PLC
9.63%, 12/15/30	31	48,734
Cisco Systems Inc.
2.13%, 03/01/19	50	50,795
3.63%, 03/04/24	125	131,406
4.95%, 02/15/19	75	83,615
5.50%, 01/15/40	30	35,194
Corning Inc.
4.75%, 03/15/42	25	25,897
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	89,396
Embarq Corp.
8.00%, 06/01/36	25	28,813
GTE Corp.
6.94%, 04/15/28	50	61,289
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	50	50,614
4.60%, 03/15/21	40	42,685
Motorola Solutions Inc.
3.50%, 03/01/23	33	32,239
New Cingular Wireless Services Inc.
8.75%, 03/01/31	35	49,246
Orange SA
2.75%, 02/06/19	100	102,880
5.38%, 01/13/42	25	27,117

Security	Principal (000s)	Value

9.00%, 03/01/31[a]	$32	$47,154
Qwest Corp.
6.75%, 12/01/21	85	95,625
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	50	52,361
5.00%, 03/15/44 (Call 09/15/43)	50	52,111
Telefonica Europe BV
8.25%, 09/15/30	87	121,628
Verizon Communications Inc.
1.35%, 06/09/17	100	99,884
2.00%, 11/01/16	50	50,717
3.50%, 11/01/21	50	51,581
3.65%, 09/14/18	50	52,817
4.15%, 03/15/24 (Call 12/15/23)[a]	125	131,554
4.40%, 11/01/34 (Call 05/01/34)	350	338,558
5.01%, 08/21/54	50	48,047
5.15%, 09/15/23	50	56,210
6.40%, 09/15/33	225	268,560
6.55%, 09/15/43	100	122,668
7.35%, 04/01/39	64	83,118
Vodafone Group PLC
1.50%, 02/19/18[a]	154	152,483
6.15%, 02/27/37	75	83,814

		3,955,215
TRANSPORTATION — 0.67%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	50	49,010
3.05%, 09/01/22 (Call 06/01/22)	60	60,962
3.40%, 09/01/24 (Call 06/01/24)	100	102,055
4.55%, 09/01/44 (Call 03/01/44)	25	25,494
6.15%, 05/01/37	62	78,405
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	51,057
2.95%, 11/21/24 (Call 08/21/24)	50	50,460
4.50%, 11/07/43 (Call 05/07/43)	25	26,752
Canadian Pacific Railway Co.
5.95%, 05/15/37	25	30,550
7.25%, 05/15/19	50	59,483
Con–way Inc.
6.70%, 05/01/34	25	27,298
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[a]	50	50,980
6.00%, 10/01/36	50	61,093
6.22%, 04/30/40	25	31,369
FedEx Corp.
3.88%, 08/01/42	20	17,856
3.90%, 02/01/35[a]	50	47,123
4.00%, 01/15/24	25	26,523
4.90%, 01/15/34	25	26,520
8.00%, 01/15/19	50	60,265
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)	25	26,477
4.84%, 10/01/41	62	65,822
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,774
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	50	53,209
4.75%, 12/15/43 (Call 06/15/43)	50	55,054
4.82%, 02/01/44 (Call 08/01/43)	25	27,826

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

United Parcel Service Inc.
2.45%, 10/01/22[a]	$100	$99,359

		1,261,776
TRUCKING & LEASING — 0.01%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	25	26,268

		26,268
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	50	50,829

		50,829

TOTAL CORPORATE BONDS & NOTES
(Cost: $63,673,802)		64,241,907

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.08%

BRAZIL — 0.29%
Brazilian Government International Bond
4.25%, 01/07/25	200	197,000
4.88%, 01/22/21[a]	100	106,500
7.13%, 01/20/37[a]	155	186,388
8.00%, 01/15/18	50	54,250

		544,138
CANADA — 0.53%
Canada Government International Bond
0.88%, 02/14/17	125	125,572
Export Development Canada
0.75%, 12/15/17[a]	25	24,918
1.50%, 10/03/18	25	25,309
1.63%, 12/03/19[a]	50	50,331
Province of British Columbia Canada
2.00%, 10/23/22	50	49,699
Province of Manitoba Canada
1.30%, 04/03/17	10	10,095
3.05%, 05/14/24	50	52,461
Province of Ontario Canada
1.65%, 09/27/19	50	50,119
3.20%, 05/16/24	100	106,042
4.40%, 04/14/20[a]	55	61,760
4.95%, 11/28/16	30	31,859
Province of Quebec Canada
2.63%, 02/13/23	100	102,246
7.13%, 02/09/24	150	198,671
7.50%, 09/15/29	72	106,477

		995,559
CHILE — 0.17%
Chile Government International Bond
3.88%, 08/05/20	300	326,250

		326,250
COLOMBIA — 0.24%
Colombia Government International Bond

Security	Principal (000s)	Value

6.13%, 01/18/41	$100	$114,350
7.38%, 03/18/19	200	234,500
8.13%, 05/21/24	75	98,437

		447,287
GERMANY — 0.11%
FMS Wertmanagement AoeR
0.63%, 01/30/17	200	199,923

		199,923
ISRAEL — 0.06%
Israel Government International Bond
5.13%, 03/26/19	100	113,125

		113,125
ITALY — 0.11%
Italy Government International Bond
5.25%, 09/20/16	150	158,224
5.38%, 06/15/33	50	58,720

		216,944
JAPAN — 0.21%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	200	200,774
1.75%, 05/28/20	200	199,739

		400,513
MEXICO — 0.36%
Mexico Government International Bond
3.60%, 01/30/25[a]	400	402,000
4.75%, 03/08/44	100	100,250
7.50%, 04/08/33	129	182,535

		684,785
PANAMA — 0.07%
Panama Government International Bond
6.70%, 01/26/36	100	127,750

		127,750
PERU — 0.07%
Peruvian Government International Bond
6.55%, 03/14/37	105	136,500

		136,500
PHILIPPINES — 0.15%
Philippine Government International Bond
6.38%, 10/23/34	100	138,875
7.75%, 01/14/31	100	149,500

		288,375
POLAND — 0.07%
Poland Government International Bond
4.00%, 01/22/24	75	80,437

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.38%, 07/15/19	$50	$58,414

		138,851
SOUTH AFRICA — 0.12%
South Africa Government International Bond
4.67%, 01/17/24[a]	100	104,375
6.88%, 05/27/19	100	114,750

		219,125
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
4.00%, 01/29/21	150	161,894

		161,894
SUPRANATIONAL — 2.01%
African Development Bank
1.13%, 03/15/17[a]	25	25,198
2.38%, 09/23/21[a]	50	51,605
Asian Development Bank
0.50%, 06/20/16[a]	100	100,038
0.75%, 07/28/17	250	249,900
1.50%, 09/28/18	50	50,600
1.75%, 03/21/19	20	20,332
2.00%, 01/22/25	100	98,276
Corp. Andina de Fomento
4.38%, 06/15/22	50	55,012
Council of Europe Development Bank
1.13%, 05/31/18	75	75,098
European Bank for Reconstruction & Development
1.00%, 02/16/17	50	50,289
1.00%, 09/17/18	50	49,693
1.88%, 02/23/22	50	49,832
European Investment Bank
1.00%, 06/15/18	325	324,267
1.13%, 12/15/16	200	201,667
1.13%, 09/15/17[a]	225	226,571
1.63%, 03/16/20[a]	200	200,665
1.88%, 02/10/25	200	194,067
2.13%, 07/15/16	100	101,840
3.25%, 01/29/24	125	136,017
4.00%, 02/16/21	25	28,058
Inter-American Development Bank
0.88%, 03/15/18	200	199,366
2.13%, 11/09/20	100	102,393
3.88%, 02/14/20	110	121,660
4.38%, 01/24/44	50	61,312
5.13%, 09/13/16	83	87,846
International Bank for Reconstruction & Development
1.00%, 06/15/18	250	249,846
1.88%, 10/07/19[a]	125	127,299
2.13%, 11/01/20	200	204,934
2.13%, 02/13/23[a]	100	101,749
International Finance Corp.
1.00%, 04/24/17[a]	75	75,439
1.13%, 11/23/16	50	50,370
1.75%, 09/16/19[a]	100	101,398

		3,772,637

Security	Principal (000s)	Value

SWEDEN — 0.06%
Svensk Exportkredit AB
2.13%, 07/13/16	$60	$61,060
5.13%, 03/01/17	50	53,785

		114,845
TURKEY — 0.31%
Turkey Government International Bond
3.25%, 03/23/23[a]	200	188,250
4.25%, 04/14/26	200	195,000
4.88%, 04/16/43	200	191,376

		574,626
URUGUAY — 0.05%
Uruguay Government International Bond
4.50%, 08/14/24[a]	50	53,700
7.63%, 03/21/36	35	48,650

		102,350

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $9,567,620)		9,565,477

MUNICIPAL DEBT OBLIGATIONS — 1.47%

CALIFORNIA — 0.39%
Bay Area Toll Authority RB BAB Series S1
7.04%, 04/01/50	40	57,059
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB Series DE
6.00%, 11/01/40	25	31,152
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	30	35,904
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	30	43,558
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	30	41,622
Los Angeles Unified School District/CA GO BAB
6.76%, 07/01/34	50	67,479
Regents of the University of California Medical Center Pooled Revenue RB BAB Series F
6.58%, 05/15/49	50	65,034
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	50	66,840
State of California GO
6.20%, 10/01/19	20	23,556
State of California GO BAB
7.30%, 10/01/39	50	72,110
7.50%, 04/01/34	110	158,910
University of California RB Series AD
4.86%, 05/15/12	75	71,667

		734,891

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

COLORADO — 0.01%
Denver City & County School District No. 1 COP Series B
4.24%, 12/15/37	$25	$25,206

		25,206
CONNECTICUT — 0.02%
State of Connecticut GO BAB
5.63%, 12/01/29	25	30,469

		30,469
FLORIDA — 0.03%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	50	51,106

		51,106
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB Project M, Series 2010A
6.66%, 04/01/57	20	24,740

		24,740
ILLINOIS — 0.18%
State of Illinois GO
4.35%, 06/01/18	25	25,760
5.10%, 06/01/33	125	117,796
5.65%, 12/01/38	200	190,302

		333,858
MASSACHUSETTS — 0.11%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	50	54,449
Series E
5.46%, 12/01/39	125	157,880

		212,329
NEW JERSEY — 0.09%
New Jersey Economic Development Authority RB Series B
0.00%, 02/15/23 (AGM)	100	73,094
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	80	88,638

		161,732
NEW YORK — 0.31%
City of New York NY GO BAB
5.97%, 03/01/36	50	63,140
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	40	59,324
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	50	58,757

Security	Principal (000s)	Value

New York City Water & Sewer System RB BAB
5.44%, 06/15/43	$75	$93,706
5.72%, 06/15/42	40	50,939
6.01%, 06/15/42	75	99,968
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	60	73,118
Port Authority of New York & New Jersey RB
5.86%, 12/01/24 (GOI)	25	30,684
Series 181
4.96%, 08/01/46	50	58,291

		587,927
OHIO — 0.03%
American Municipal Power Inc. RB BAB Series E
6.27%, 02/15/50	25	30,842
Ohio State Water Development Authority RB BAB
4.88%, 12/01/34	25	28,476

		59,318
OREGON — 0.13%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28	100	117,508
5.68%, 06/30/28 (NPFGC)	50	60,757
State of Oregon GO
5.89%, 06/01/27	50	60,850

		239,115
SOUTH CAROLINA — 0.02%
South Carolina State Public Service Authority RB Series C
5.78%, 12/01/41	40	47,134

		47,134
TEXAS — 0.12%
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	50	64,807
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[a]	25	35,421
State of Texas GO BAB
5.52%, 04/01/39	25	32,484
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	25	29,409
University of Texas System (The) RB Series D
5.13%, 08/15/42	50	60,785

		222,906
WASHINGTON — 0.02%
State of Washington GO BAB
5.14%, 08/01/40	25	30,447

		30,447

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,680,271)		2,761,178

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.08%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.41%
Federal Home Loan Banks
0.63%, 12/28/16	$800	$801,294
5.00%, 11/17/17	890	979,976
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18[a]	100	99,855
1.25%, 08/01/19[a]	130	129,343
1.75%, 05/30/19[a]	140	142,256
2.00%, 10/09/19	2,000	2,046,942
2.38%, 01/13/22[a]	325	333,907
2.51%, 11/08/23 (Call 08/08/15)[a]	260	253,811
4.88%, 06/13/18	354	394,891
5.63%, 11/23/35 (Call 11/23/15)	360	368,557
6.25%, 07/15/32	200	287,306
6.75%, 09/15/29[a]	150	220,989
Federal National Mortgage Association
1.25%, 01/30/17	260	262,853
1.63%, 11/27/18[a]	100	101,550
1.75%, 09/12/19	1,200	1,216,777
5.38%, 06/12/17[a]	185	202,480
5.63%, 07/15/37	86	118,893
6.25%, 05/15/29	200	281,116
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	48,830

		8,291,626
U.S. GOVERNMENT OBLIGATIONS — 53.67%
U.S. Treasury Note/Bond
0.50%, 08/31/16	750	751,013
0.50%, 11/30/16	2,000	2,001,120
0.50%, 04/30/17[a]	5,000	4,992,550
0.63%, 10/15/16	2,000	2,005,520
0.63%, 12/31/16	1,000	1,002,280
0.75%, 01/15/17[a]	1,700	1,706,902
0.75%, 10/31/17	420	419,933
0.75%, 04/15/18[a]	2,800	2,787,064
0.88%, 11/30/16	1,000	1,006,150
0.88%, 12/31/16[a]	1,170	1,177,430
0.88%, 02/28/17[a]	1,460	1,468,716
0.88%, 07/31/19[a]	2,650	2,604,340
1.00%, 09/30/16[a]	760	766,004
1.00%, 12/15/17[a]	500	502,510
1.00%, 03/15/18[a]	5,000	5,015,100
1.00%, 11/30/19	250	245,763
1.13%, 12/31/19	1,520	1,500,878
1.13%, 04/30/20	250	246,025
1.25%, 10/31/18[a]	2,350	2,362,220
1.25%, 11/30/18[a]	820	823,715
1.25%, 10/31/19[a]	1,500	1,493,325
1.25%, 02/29/20	200	198,278
1.38%, 07/31/18	550	556,226
1.38%, 11/30/18	700	706,503
1.38%, 01/31/20	1,750	1,747,060
1.38%, 04/30/20[a]	6,500	6,472,310
1.50%, 08/31/18[a]	1,970	1,998,860
1.50%, 12/31/18[a]	400	405,032
1.50%, 10/31/19	800	804,552
1.63%, 08/31/19	300	303,756

Security	Principal (000s)	Value

1.63%, 11/15/22[a]	$250	$245,375
1.75%, 10/31/20[a]	500	504,285
1.75%, 04/30/22[a]	3,200	3,180,256
1.75%, 05/15/22	600	596,592
1.75%, 05/15/23[a]	315	310,171
1.88%, 05/31/22	1,000	1,001,950
2.00%, 07/31/20	200	204,830
2.00%, 11/15/21	1,000	1,013,720
2.00%, 02/15/22	4,000	4,050,840
2.00%, 02/15/25[a]	750	743,288
2.13%, 12/31/21	700	714,070
2.25%, 11/15/24[a]	170	172,326
2.38%, 06/30/18	620	646,362
2.38%, 08/15/24	700	717,857
2.50%, 08/15/23	300	312,249
2.50%, 05/15/24[a]	1,200	1,244,136
2.50%, 02/15/45[a]	1,800	1,668,330
2.63%, 04/30/18	180	188,833
2.75%, 11/30/16	8,150	8,428,159
2.75%, 02/15/19[a]	750	792,975
2.75%, 11/15/23	300	317,772
2.75%, 02/15/24	600	634,830
2.88%, 05/15/43	200	200,102
3.00%, 08/31/16	600	619,398
3.00%, 05/15/42[a]	170	174,615
3.00%, 11/15/44[a]	1,600	1,644,304
3.00%, 05/15/45	800	824,472
3.13%, 01/31/17	1,000	1,043,330
3.13%, 05/15/21	280	302,694
3.13%, 02/15/43	130	136,445
3.13%, 08/15/44[a]	300	315,720
3.25%, 12/31/16	5,000	5,217,800
3.25%, 03/31/17	262	274,869
3.38%, 05/15/44	450	495,765
3.63%, 08/15/19	2,270	2,485,264
3.63%, 02/15/44	100	115,177
3.75%, 11/15/18	1,100	1,199,561
3.75%, 08/15/41[a]	220	258,260
3.75%, 11/15/43	200	235,452
3.88%, 08/15/40	30	35,753
4.25%, 11/15/40	160	201,928
4.38%, 02/15/38[a]	100	127,682
4.38%, 11/15/39[a]	1,700	2,175,422
4.38%, 05/15/41	110	141,943
4.50%, 08/15/39	338	439,931
4.63%, 11/15/16[a]	276	292,651
4.63%, 02/15/40	1,350	1,791,464
4.75%, 02/15/37[a]	100	134,200
4.75%, 02/15/41	210	285,230
5.25%, 02/15/29[a]	150	200,510
6.13%, 08/15/29[a]	600	869,694
6.88%, 08/15/25[a]	600	864,600
7.50%, 11/15/24[a]	500	736,100
7.63%, 02/15/25[a]	600	896,034
8.13%, 08/15/19[a]	360	460,775

		100,957,486

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $108,877,537)		109,249,112

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 32.98%

MONEY MARKET FUNDS — 32.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,g,h]	53,852	$53,852,379
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,g,h]	3,016	3,015,824
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,g]	5,171	5,170,932

		62,039,135

TOTAL SHORT-TERM INVESTMENTS (Cost: $62,039,135)		62,039,135

TOTAL INVESTMENTS IN SECURITIES — 131.76%
(Cost: $246,838,365)		247,856,809
Other Assets, Less Liabilities — (31.76)%		(59,748,726)

NET ASSETS — 100.00%		$188,108,083

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

160

Schedule of Investments  (Unaudited)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.76%

ADVERTISING — 0.47%
Affinion Group Inc.
7.88%, 12/15/18 (Call 06/29/15)[a]	$8,200	$5,760,500
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	12,500	13,093,901
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	9,509	9,651,635
5.38%, 01/15/24 (Call 01/15/19)[a]	8,125	8,378,906
5.88%, 02/01/22 (Call 02/01/17)	9,500	9,998,750
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	8,925	9,215,063
5.63%, 02/15/24 (Call 02/15/19)	7,450	7,822,500
5.88%, 03/15/25 (Call 09/15/19)[a]	8,800	9,306,000

		73,227,255
AEROSPACE & DEFENSE — 0.62%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	20,590	20,873,113
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	9,650	10,626,580
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a]	7,000	7,017,500
6.00%, 07/15/22 (Call 07/15/17)	18,580	18,858,700
6.50%, 07/15/24 (Call 07/15/19)[a]	23,910	24,391,786
6.50%, 05/15/25 (Call 05/15/20)[b]	3,000	3,067,500
7.50%, 07/15/21 (Call 07/15/16)[a]	9,850	10,650,313

		95,485,492
AIRLINES — 0.35%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	7,075	7,534,875
7.75%, 04/15/21[a,b]	7,980	8,538,600
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	10,265	9,969,881
5.50%, 10/01/19[b]	11,340	11,425,050
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	8,000	8,400,000
U.S. Airways Group Inc.
6.13%, 06/01/18[a]	8,418	8,733,675

		54,602,081
APPAREL — 0.26%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	18,280	19,308,250
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	9,755	9,706,225
6.88%, 05/01/22 (Call 05/01/17)[a]	10,196	11,113,640

		40,128,115

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 1.61%
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)[a]	$55,557	$61,251,592
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a,b]	27,005	27,443,831
5.25%, 04/15/23[a,b]	27,940	28,149,550
General Motors Co.
3.50%, 10/02/18	23,341	23,981,477
4.00%, 04/01/25	11,250	11,187,450
4.88%, 10/02/23[a]	24,000	25,552,800
General Motors Financial Co. Inc.
2.40%, 04/10/18[a]	2,000	1,995,360
3.45%, 04/10/22 (Call 02/10/22)[a]	11,320	11,103,788
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	6,600	6,567,000
4.13%, 12/15/18[a,b]	10,100	10,365,125
4.25%, 11/15/19[b]	10,240	10,508,800
5.63%, 02/01/23 (Call 02/01/18)[a,b]	10,450	11,090,063
Navistar International Corp.
8.25%, 11/01/21 (Call 06/29/15)[a]	20,804	20,804,000

		250,000,836
AUTO PARTS & EQUIPMENT — 1.04%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[a]	7,881	8,314,455
6.63%, 10/15/22 (Call 10/15/17)	9,175	9,851,656
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[a]	7,750	8,060,000
5.50%, 12/15/24 (Call 12/15/19)	8,550	8,721,000
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	15,305	16,299,825
7.00%, 05/15/22 (Call 05/15/17)[a]	11,445	12,503,662
8.25%, 08/15/20 (Call 08/15/15)	15,845	16,657,056
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	9,458	9,576,225
5.25%, 01/15/25 (Call 01/15/20)	11,105	11,216,050
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	12,932,250
4.75%, 05/15/21 (Call 05/15/16)[b]	18,550	18,967,375
4.75%, 05/15/23 (Call 05/15/18)[b]	6,400	6,472,000
ZF North America Capital Inc.
4.00%, 04/29/20[b]	4,200	4,257,750
4.50%, 04/29/22[a,b]	3,750	3,810,938
4.75%, 04/29/25[b]	13,555	13,555,000

		161,195,242
BANKS — 2.86%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,c]	10,341	10,651,230
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,c]	7,400	9,953,000
CIT Group Inc.
3.88%, 02/19/19[a]	17,750	17,772,188
4.25%, 08/15/17[a]	29,650	30,280,062
5.00%, 05/15/17[a]	17,496	18,130,230
5.00%, 08/15/22	21,300	21,925,688
5.00%, 08/01/23[a]	14,560	14,887,600
5.25%, 03/15/18[a]	26,401	27,622,046
5.38%, 05/15/20[a]	11,200	11,900,000
5.50%, 02/15/19[a,b]	30,830	32,515,220

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.63%, 04/01/18[b]	$13,200	$14,223,000
Commerzbank AG
8.13%, 09/19/23[a,b]	19,850	23,731,469
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	15,345	16,284,881
8.38%, 10/29/49 (Call 10/13/19)[b,c]	18,060	21,220,500
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[a,c]	10,500	9,948,750
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	37,920	38,924,706
6.00%, 12/19/23[a]	35,071	38,111,403
6.10%, 06/10/23[a]	18,747	20,432,507
6.13%, 12/15/22	35,975	39,696,563
Royal Bank of Scotland NV
4.65%, 06/04/18	10,250	10,726,113
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	14,665	15,251,600

		444,188,756
BEVERAGES — 0.63%
Constellation Brands Inc.
3.75%, 05/01/21	9,600	9,660,000
3.88%, 11/15/19	7,125	7,320,937
4.25%, 05/01/23	18,275	18,389,219
4.75%, 11/15/24[a]	7,831	8,105,085
6.00%, 05/01/22[a]	8,550	9,618,750
7.25%, 09/01/16	11,750	12,543,125
7.25%, 05/15/17	10,674	11,714,715
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[b]	9,075	8,893,500
6.75%, 01/01/20 (Call 01/01/17)[b]	11,305	11,870,250

		98,115,581
BUILDING MATERIALS — 0.80%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a,b]	17,060	17,145,300
6.75%, 05/01/21 (Call 05/01/16)[b]	18,750	19,828,125
Lafarge SA
6.20%, 07/09/15[b]	775	780,270
6.50%, 07/15/16[a]	6,100	6,443,125
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)[a]	3,000	3,067,500
5.95%, 03/15/22	8,677	9,761,625
6.13%, 10/03/16[a]	14,953	15,775,415
7.13%, 03/15/20[a]	9,845	11,543,262
USG Corp.
6.30%, 11/15/16	8,569	8,976,027
9.75%, 01/15/18	9,598	11,037,700
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	7,775	7,833,313
7.50%, 06/15/21	9,850	11,647,625

		123,839,287
CHEMICALS — 1.63%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)	1,650	1,666,500
3.88%, 04/15/18 (Call 03/15/18)[a]	13,050	13,408,875
4.75%, 08/15/22 (Call 05/15/22)[a]	20,250	20,705,625
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	8,830	8,697,550

Security	Principal (000s)	Value

Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[b]	$17,105	$17,297,431
7.00%, 05/15/25 (Call 05/15/20)[b]	7,020	7,125,300
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	11,125	11,041,563
Evolution Escrow Issuer LLC
7.50%, 03/15/22 (Call 03/15/18)[a,b]	13,700	13,631,500
Hexion Inc.
6.63%, 04/15/20 (Call 06/29/15)	26,500	24,943,125
8.88%, 02/01/18 (Call 06/29/15)	19,200	17,568,000
9.00%, 11/15/20 (Call 11/15/15)	10,100	7,979,000
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	12,075	12,225,938
5.13%, 11/15/22 (Call 08/15/22)[a,b]	5,150	5,175,750
8.63%, 03/15/21 (Call 09/15/15)[a]	4,616	4,881,420
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[a,b]	12,575	12,763,625
6.13%, 08/15/18 (Call 06/29/15)[a,b]	12,825	13,177,687
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	8,845	9,021,900
5.25%, 08/01/23 (Call 08/01/18)[b]	8,600	8,815,000
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	14,525	15,251,250
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/15/15)	15,100	14,496,000
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	11,850	12,205,500

		252,078,539
COAL — 0.79%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/29/15)[a]	10,815	1,460,025
6.25%, 06/01/21 (Call 06/01/16)[a]	11,790	1,709,550
7.50%, 08/01/20 (Call 08/01/16)[a,b]	9,075	1,951,125
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/29/15)[a]	15,450	2,781,000
7.25%, 10/01/20 (Call 10/01/15)	7,380	2,214,000
7.25%, 06/15/21 (Call 06/15/16)[a]	15,500	2,635,000
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	31,610	29,634,375
8.00%, 04/01/23 (Call 04/01/18)[a,b]	8,500	8,776,250
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a,b]	23,900	22,944,000
Peabody Energy Corp.
6.00%, 11/15/18[a]	25,440	18,189,600
6.25%, 11/15/21[a]	23,028	11,629,140
6.50%, 09/15/20[a]	12,345	6,481,125
10.00%, 03/15/22 (Call 03/15/18)[a,b]	16,055	12,362,350

		122,767,540
COMMERCIAL SERVICES — 3.05%
ADT Corp. (The)
2.25%, 07/15/17[a]	14,173	14,146,426
3.50%, 07/15/22[a]	16,850	15,502,000
4.13%, 04/15/19[a]	9,375	9,559,259
4.13%, 06/15/23[a]	12,925	12,181,812
6.25%, 10/15/21[a]	13,950	15,007,418
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a]	17,300	17,300,000
8.75%, 12/01/20 (Call 12/01/15)[a]	14,771	13,367,755

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	$10,535	$10,982,738
6.50%, 07/15/22 (Call 07/15/17)[b]	14,350	15,426,250
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	8,215	8,276,613
5.50%, 04/01/23 (Call 04/01/18)[a]	11,850	12,101,812
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	7,180	6,821,000
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	18,450	17,413,110
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	13,030	12,411,075
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[a]	10,000	10,175,000
6.25%, 10/15/22 (Call 10/15/17)[a]	10,000	10,275,000
6.75%, 04/15/19 (Call 06/29/15)[a]	21,690	22,394,925
7.38%, 01/15/21 (Call 01/15/16)[a]	9,733	10,170,985
7.50%, 10/15/18 (Call 06/29/15)	11,300	11,709,625
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	17,867	18,358,342
6.00%, 08/15/23 (Call 08/15/18)[a]	8,300	8,798,000
7.75%, 10/01/19 (Call 10/01/15)	7,030	7,425,438
8.38%, 08/15/21 (Call 06/09/15)	1,739	1,810,299
Jaguar Holding Co. II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 06/29/15)[b]	11,061	11,876,749
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[a,b]	24,600	23,739,000
RR Donnelley & Sons Co.
6.00%, 04/01/24	6,225	6,411,750
7.00%, 02/15/22[a]	6,850	7,500,750
7.88%, 03/15/21[a]	8,325	9,594,563
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)[a]	8,050	8,593,375
5.38%, 05/15/24 (Call 05/15/19)[a]	9,675	10,207,125
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/15/15)	506	536,360
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[a]	12,495	12,510,619
5.50%, 07/15/25 (Call 07/15/20)[a]	13,520	13,486,200
5.75%, 11/15/24 (Call 05/15/19)[a]	15,325	15,574,031
6.13%, 06/15/23 (Call 12/15/17)[a]	16,664	17,413,880
7.38%, 05/15/20 (Call 05/15/16)	15,400	16,593,500
7.63%, 04/15/22 (Call 04/15/17)	25,450	27,835,937
8.25%, 02/01/21 (Call 02/01/16)[a]	8,156	8,777,895

		472,266,616
COMPUTERS — 0.67%
Dell Inc.
4.63%, 04/01/21[a]	5,460	5,405,400
5.65%, 04/15/18	7,209	7,659,563
5.88%, 06/15/19[a]	11,200	12,096,000
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	8,950	8,838,125
5.00%, 07/15/22 (Call 07/15/17)	10,810	10,620,825
5.88%, 12/15/21 (Call 12/15/17)[a]	7,625	7,758,437
6.38%, 12/15/23 (Call 12/15/18)[a]	13,125	13,551,562
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	14,050	14,647,125
7.38%, 11/15/18 (Call 06/29/15)[a]	8,225	8,554,000
7.63%, 11/15/20 (Call 11/15/15)	13,636	14,403,025

		103,534,062

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.10%
Avon Products Inc.
5.35%, 03/15/20	$8,350	$7,598,500
5.75%, 03/15/23[a]	9,168	8,022,000

		15,620,500
DISTRIBUTION & WHOLESALE — 0.51%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	21,305	22,157,200
7.50%, 07/15/20 (Call 10/15/16)[a]	20,940	22,641,375
11.00%, 04/15/20 (Call 04/15/16)[a]	12,695	14,377,088
11.50%, 07/15/20 (Call 10/15/16)[a]	16,850	19,714,500

		78,890,163
DIVERSIFIED FINANCIAL SERVICES — 7.22%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	7,500	7,500,000
3.75%, 05/15/19[b]	14,450	14,666,750
4.50%, 05/15/21[a,b]	18,100	18,778,750
5.00%, 10/01/21[b]	13,640	14,458,400
Aircastle Ltd.
4.63%, 12/15/18[a]	7,550	7,870,875
5.13%, 03/15/21	9,050	9,434,625
5.50%, 02/15/22	6,475	6,839,219
6.25%, 12/01/19	9,550	10,505,000
6.75%, 04/15/17	7,900	8,492,500
Ally Financial Inc.
2.75%, 01/30/17[a]	19,065	19,112,662
3.25%, 02/13/18[a]	12,110	12,049,450
3.50%, 07/18/16[a]	10,550	10,728,031
3.50%, 01/27/19	11,750	11,705,938
3.60%, 05/21/18	6,050	6,065,125
3.75%, 11/18/19[a]	11,250	11,235,938
4.13%, 03/30/20[a]	14,190	14,225,475
4.13%, 02/13/22[a]	12,245	11,847,038
4.63%, 05/19/22	6,750	6,733,125
4.63%, 03/30/25[a]	9,700	9,518,125
4.75%, 09/10/18	12,775	13,190,188
5.13%, 09/30/24[a]	12,980	13,174,700
5.50%, 02/15/17[a]	25,767	26,894,306
6.25%, 12/01/17	17,260	18,489,775
7.50%, 09/15/20	14,300	16,731,000
8.00%, 12/31/18	10,825	12,151,063
8.00%, 03/15/20[a]	18,560	21,900,800
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	13,380	14,023,913
General Motors Financial Co. Inc.
2.63%, 07/10/17[a]	12,512	12,656,013
2.75%, 05/15/16	2,140	2,171,244
3.00%, 09/25/17[a]	14,125	14,358,063
3.15%, 01/15/20 (Call 12/15/19)[a]	15,925	15,913,852
3.25%, 05/15/18	14,520	14,813,885
3.50%, 07/10/19[a]	14,950	15,191,891
4.00%, 01/15/25 (Call 10/15/24)	18,175	18,033,235
4.25%, 05/15/23[a]	16,615	16,986,179
4.38%, 09/25/21	24,050	25,019,215
4.75%, 08/15/17	15,609	16,489,972
6.75%, 06/01/18[a]	9,215	10,323,541
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	19,125	19,340,156

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.88%, 03/15/19 (Call 07/15/16)	$22,975	$23,664,250
5.88%, 02/01/22 (Call 08/01/17)[a]	25,395	26,633,006
6.00%, 08/01/20 (Call 02/01/17)[a]	27,775	29,858,147
International Lease Finance Corp.
3.88%, 04/15/18	13,450	13,752,625
4.63%, 04/15/21[a]	9,850	10,268,625
5.75%, 05/15/16[a]	2,910	3,000,612
5.88%, 04/01/19[a]	14,300	15,610,779
5.88%, 08/15/22[a]	14,000	15,557,500
6.25%, 05/15/19	22,050	24,426,088
8.25%, 12/15/20[a]	16,820	20,428,411
8.63%, 01/15/22[a]	12,121	15,253,927
8.75%, 03/15/17[a]	24,925	27,580,176
8.88%, 09/01/17[a]	10,340	11,703,053
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a,b]	900	869,973
7.38%, 04/01/20 (Call 04/01/16)[a,b]	11,500	11,557,500
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,550	8,528,625
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)[a]	7,450	7,524,500
6.50%, 07/01/21 (Call 01/01/17)[a]	10,600	10,070,000
7.88%, 10/01/20 (Call 10/01/16)	7,750	7,846,875
Navient Corp.
4.63%, 09/25/17	7,921	8,119,025
4.88%, 06/17/19[a]	16,610	16,713,812
5.00%, 10/26/20[a]	9,875	9,850,313
5.50%, 01/15/19[a]	22,650	23,357,812
5.50%, 01/25/23[a]	13,315	12,848,975
5.88%, 03/25/21	7,300	7,336,500
5.88%, 10/25/24[a]	9,750	9,311,250
6.00%, 01/25/17[a]	18,871	19,767,372
6.13%, 03/25/24[a]	13,768	13,441,010
7.25%, 01/25/22	13,300	14,231,000
8.00%, 03/25/20	23,400	26,383,500
8.45%, 06/15/18[a]	42,350	47,432,000
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	12,650	13,567,125
7.25%, 12/15/21 (Call 12/15/17)[b]	13,702	14,626,885
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b]	16,860	16,838,925
Springleaf Finance Corp.
5.25%, 12/15/19[a]	12,300	12,407,625
6.90%, 12/15/17	25,076	26,768,630
7.75%, 10/01/21[a]	12,000	13,274,400

		1,120,030,848

ELECTRIC — 3.58%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	13,805	13,321,825
5.50%, 03/15/24 (Call 03/15/19)[a]	13,800	13,886,250
5.50%, 04/15/25 (Call 04/15/20)[a]	7,700	7,584,500
7.38%, 07/01/21 (Call 06/01/21)[a]	13,225	14,828,531
8.00%, 06/01/20[a]	12,580	14,718,600
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[a]	23,150	23,265,750
5.50%, 02/01/24 (Call 02/01/19)	10,500	10,473,750
5.75%, 01/15/25 (Call 10/15/19)[a]	27,050	27,219,063
5.88%, 01/15/24 (Call 11/01/18)[a,b]	8,950	9,554,125
6.00%, 01/15/22 (Call 11/01/16)[a,b]	13,200	14,091,000
7.88%, 01/15/23 (Call 01/15/17)[b]	13,176	14,394,780
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	1,115	1,170,750

Security	Principal (000s)	Value

7.25%, 10/15/21 (Call 07/15/21)[a]	$15,190	$16,505,260
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)[a]	2,050	2,029,500
6.75%, 11/01/19 (Call 05/01/17)[a,b]	38,275	40,475,812
7.38%, 11/01/22 (Call 11/01/18)[a,b]	27,710	29,441,875
7.63%, 11/01/24 (Call 11/01/19)[a,b]	22,470	24,099,075
EDP Finance BV
5.25%, 01/14/21[b]	1,698	1,820,358
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[a,b,c]	25,257	29,929,545
FirstEnergy Corp. Series A
2.75%, 03/15/18 (Call 02/15/18)[a]	9,400	9,579,929
Series B
4.25%, 03/15/23 (Call 12/15/22)	14,900	15,353,483
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a,b]	10,300	10,817,775
GenOn Energy Inc.
7.88%, 06/15/17[a]	13,120	13,251,748
9.50%, 10/15/18[a]	10,885	11,211,550
9.88%, 10/15/20 (Call 10/15/15)[a]	10,050	10,351,500
IPALCO Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)[a]	6,250	6,623,083
7.25%, 04/01/16[a,b]	2,195	2,288,297
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	20,530	21,453,850
6.25%, 05/01/24 (Call 05/01/19)[a]	18,750	19,171,875
6.63%, 03/15/23 (Call 09/15/17)	15,835	16,626,750
7.63%, 01/15/18	18,280	20,381,834
7.88%, 05/15/21 (Call 05/15/16)[a]	16,608	17,832,840
8.25%, 09/01/20 (Call 09/01/15)	17,295	18,202,988
PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	8,650	7,958,000
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	14,620	13,809,172
6.50%, 05/01/18[a]	3,850	4,143,234
6.50%, 06/01/25 (Call 06/01/20)[a,b]	5,660	5,751,281
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[b]	21,875	21,726,064

		555,345,602
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Edgewell Personal Care Co.
5.50%, 06/15/25 (Call 06/15/20)[b]	925	925,000

		925,000
ELECTRONICS — 0.25%
Flextronics International Ltd.
4.63%, 02/15/20[a]	8,900	9,345,000
5.00%, 02/15/23[a]	8,450	8,840,813
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[a,b]	9,850	10,298,175
6.13%, 12/15/19 (Call 06/22/15)[a,b]	9,950	10,626,600

		39,110,588
ENGINEERING & CONSTRUCTION — 0.34%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	9,070	9,024,650
8.88%, 11/01/17[a,b]	14,243	14,919,543

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	$14,575	$15,012,250
5.88%, 10/15/24 (Call 07/15/24)[b]	13,364	13,898,560

		52,855,003
ENTERTAINMENT — 1.50%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[a]	7,600	7,619,000
5.13%, 12/15/22 (Call 12/15/17)[a]	7,500	7,687,500
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	10,350	10,725,188
4.88%, 11/01/20 (Call 08/01/20)[a]	15,575	16,120,125
5.38%, 11/01/23 (Call 08/01/23)[a]	9,550	10,003,625
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	12,380	12,132,400
6.25%, 02/15/22 (Call 08/15/21)[b]	28,675	27,743,062
6.50%, 02/15/25 (Call 08/15/24)[b]	17,040	16,017,600
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	15,640	16,617,500
7.50%, 04/15/21 (Call 06/29/15)	18,321	19,397,359
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[a]	14,050	14,436,375
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	16,260	16,910,400
10.00%, 12/01/22 (Call 12/01/18)[b]	250	240,625
10.00%, 12/01/22 (Call 12/01/18)[a]	39,250	37,876,250
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[a,b]	7,939	8,177,170
6.75%, 04/15/22 (Call 04/15/17)[a,b]	11,900	11,483,500

		233,187,679
ENVIRONMENTAL CONTROL — 0.38%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	10,575	10,733,625
5.25%, 08/01/20 (Call 08/01/16)[a]	13,979	14,328,475
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	6,000	6,120,000
6.38%, 10/01/22 (Call 04/01/17)[a]	7,875	8,367,188
7.25%, 12/01/20 (Call 12/01/15)	7,898	8,371,880
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	11,350	10,640,625

		58,561,793
FOOD — 1.41%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	10,972	11,794,900
Aramark Services Inc.
5.75%, 03/15/20 (Call 06/29/15)[a]	16,450	17,190,250
HJ Heinz Co.
4.88%, 02/15/25 (Call 02/15/20)[b]	34,350	36,969,187
HJ Heinz Finance Co.
4.25%, 10/15/20 (Call 06/29/15)	51,200	52,416,000
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a,b]	12,400	11,594,000
6.75%, 12/01/21 (Call 12/01/17)[b]	15,725	15,607,063
7.38%, 02/15/22 (Call 02/15/17)[a]	24,400	24,705,000
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	8,425	8,614,563
6.63%, 08/15/22 (Call 08/15/17)	16,919	18,251,371
7.75%, 07/01/17[a]	8,329	9,203,545

Security	Principal (000s)	Value

SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	$7,850	$8,046,250
8.00%, 05/01/16	1,661	1,752,355
U.S. Foods Inc.
8.50%, 06/30/19 (Call 06/29/15)[a]	2,700	2,821,500

		218,965,984
FOREST PRODUCTS & PAPER — 0.03%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 06/29/15)[a]	7,240	5,212,800

		5,212,800
GAS — 0.32%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	7,200	7,155,000
6.88%, 10/15/21 (Call 10/15/16)	8,125	8,500,781
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	7,900	8,289,095
7.50%, 11/30/16	23,450	25,033,335

		48,978,211
HEALTH CARE — PRODUCTS — 1.50%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a]	7,675	8,077,938
7.25%, 07/01/18 (Call 12/15/15)	8,350	8,840,562
8.63%, 10/01/18 (Call 06/29/15)	7,737	8,007,795
Biomet Inc.
6.50%, 08/01/20 (Call 06/26/15)	32,470	34,321,030
6.50%, 10/01/20 (Call 06/26/15)	14,600	15,344,600
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 06/29/15)[b]	12,147	12,815,085
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	23,325	20,438,531
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	8,950	9,218,500
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	17,651	18,290,849
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	28,576	30,719,200
12.50%, 11/01/19 (Call 11/01/15)[a]	12,340	13,481,450
Mallinckrodt International Finance SA
4.75%, 04/15/23[a]	13,100	12,608,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	9,620	9,860,500
5.50%, 04/15/25 (Call 04/15/20)[a,b]	12,830	12,894,150
5.75%, 08/01/22 (Call 08/01/17)[a,b]	16,950	17,755,125

		232,674,065
HEALTH CARE — SERVICES — 6.22%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	17,300	17,646,000
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)[a]	24,400	25,101,500
5.13%, 08/01/21 (Call 02/01/17)[a]	17,100	17,719,875
6.88%, 02/01/22 (Call 02/01/18)[a]	52,250	55,711,562
7.13%, 07/15/20 (Call 07/15/16)	20,340	21,662,100
8.00%, 11/15/19 (Call 11/15/15)[a]	35,289	37,450,451
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[a]	17,305	17,131,950

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.13%, 07/15/24 (Call 07/15/19)	$32,000	$32,252,800
5.75%, 08/15/22 (Call 08/15/17)[a]	24,650	26,221,437
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	9,550	9,776,813
4.75%, 10/15/24 (Call 07/17/24)[b]	5,940	6,029,100
5.63%, 07/31/19[a,b]	13,350	14,518,125
5.88%, 01/31/22[b]	11,549	12,501,793
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	11,900	12,881,750
6.50%, 09/15/18[b]	6,241	6,896,305
6.88%, 07/15/17	9,000	9,855,000
HCA Holdings Inc.
6.25%, 02/15/21[a]	19,225	21,003,312
7.75%, 05/15/21 (Call 06/05/15)[a]	22,662	24,248,340
HCA Inc.
3.75%, 03/15/19	25,955	26,344,325
4.25%, 10/15/19[a]	10,200	10,557,000
4.75%, 05/01/23	21,235	21,925,137
5.00%, 03/15/24	35,000	36,487,500
5.25%, 04/15/25[a]	24,625	26,102,500
5.38%, 02/01/25[a]	30,480	31,394,400
5.88%, 03/15/22[a]	24,400	27,145,000
5.88%, 05/01/23[a]	21,050	22,681,375
6.50%, 02/15/20[a]	51,080	57,081,900
7.50%, 02/15/22	34,155	39,875,962
8.00%, 10/01/18[a]	8,600	9,997,500
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	14,165	14,625,363
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[a]	9,225	9,374,906
8.00%, 01/15/20[a,b]	13,300	14,380,625
8.75%, 01/15/23 (Call 01/15/18)[a,b]	10,465	11,616,150
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)[a]	19,650	20,657,063
6.63%, 10/01/20 (Call 10/01/15)[a]	7,100	7,455,000
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	17,375	18,352,344
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	19,270	18,908,688
4.50%, 04/01/21[a]	12,125	12,003,750
4.75%, 06/01/20[a]	9,674	9,807,018
5.00%, 03/01/19[b]	19,655	19,556,725
5.50%, 03/01/19[a,b]	9,000	9,101,250
6.00%, 10/01/20	31,564	33,773,480
6.25%, 11/01/18	18,160	19,703,600
8.00%, 08/01/20 (Call 08/01/15)[a]	14,360	15,024,150
8.13%, 04/01/22[a]	47,300	51,852,625

		964,393,549
HOLDING COMPANIES — DIVERSIFIED — 0.55%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	31,660	33,480,450
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)[a]	12,300	11,931,000
7.75%, 01/15/22 (Call 01/15/17)[b]	2,050	1,998,750
7.88%, 07/15/19 (Call 01/15/16)	10,225	10,787,375
7.88%, 07/15/19 (Call 01/15/16)[b]	1,215	1,286,685
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	13,100	13,507,334
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	12,450	12,745,688

		85,737,282

Security	Principal (000s)	Value

HOME BUILDERS — 1.15%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[b]	$11,150	$11,456,625
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	7,900	7,939,500
Centex LLC
6.50%, 05/01/16[a]	1,900	1,976,000
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	6,700	6,817,250
3.75%, 03/01/19 (Call 12/01/18)[a]	7,250	7,286,250
4.00%, 02/15/20[a]	9,400	9,447,000
5.75%, 08/15/23 (Call 05/15/23)[a]	7,300	7,829,250
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	10,650	11,129,250
KB Home
4.75%, 05/15/19 (Call 02/15/19)	7,524	7,505,190
7.00%, 12/15/21 (Call 09/15/21)[a]	7,238	7,527,520
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	9,250	9,481,250
4.50%, 11/15/19 (Call 08/15/19)[a]	9,115	9,320,088
4.75%, 11/15/22 (Call 08/15/22)	11,050	10,953,312
4.75%, 05/30/25 (Call 02/28/25)	8,375	8,186,563
12.25%, 06/01/17	7,325	8,725,906
Standard Pacific Corp.
8.38%, 05/15/18[a]	8,625	9,854,062
8.38%, 01/15/21[a]	7,570	8,847,438
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	10,400	10,426,000
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	7,000	7,122,500
5.88%, 02/15/22 (Call 11/15/21)	8,491	9,297,645
8.91%, 10/15/17	5,800	6,641,000

		177,769,599
HOUSEHOLD PRODUCTS & WARES — 1.20%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[a]	56,925	59,273,156
6.88%, 02/15/21 (Call 02/15/16)[a]	19,400	20,467,000
7.88%, 08/15/19 (Call 08/15/15)	10,370	10,862,575
8.25%, 02/15/21 (Call 02/15/16)[a]	13,955	14,652,750
8.50%, 05/15/18 (Call 06/29/15)	20,860	21,355,425
9.88%, 08/15/19 (Call 08/15/15)[a]	31,921	33,836,260
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b]	5,900	6,062,250
6.38%, 11/15/20 (Call 11/15/16)	9,460	10,074,900
6.63%, 11/15/22 (Call 11/15/17)[a]	8,860	9,480,200

		186,064,516
INSURANCE — 0.59%
Genworth Holdings Inc.
4.80%, 02/15/24	6,100	5,304,611
4.90%, 08/15/23	7,700	6,826,628
6.15%, 11/15/66 (Call 11/15/16)[a,c]	12,000	7,515,000
6.52%, 05/22/18	8,652	9,082,243
7.20%, 02/15/21	7,400	7,770,000
7.63%, 09/24/21	12,825	13,544,687
7.70%, 06/15/20	4,600	4,962,250
Hartford Financial Services Group Inc. (The)
8.13%, 06/15/68 (Call 06/15/18)[a,c]	1,592	1,794,980

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	$20,420	$21,032,600
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,c]	13,675	14,290,375

		92,123,374
INTERNET — 1.05%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	8,500	8,776,250
5.38%, 01/01/22 (Call 01/01/18)	13,650	14,144,813
5.38%, 04/01/23 (Call 04/01/18)	17,150	17,664,500
5.75%, 01/01/25 (Call 01/01/20)[a]	8,530	8,785,900
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)[a]	8,950	8,905,250
4.88%, 11/30/18 (Call 06/29/15)[a]	9,350	9,677,250
Netflix Inc.
5.38%, 02/01/21[a]	9,050	9,457,250
5.50%, 02/15/22[b]	13,780	14,400,100
5.75%, 03/01/24[a]	5,700	5,970,750
5.88%, 02/15/25[a,b]	13,045	13,632,025
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	11,950	11,830,500
5.25%, 04/01/25 (Call 01/01/25)[b]	10,340	10,546,800
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	25,505	25,728,426
10.13%, 07/01/20 (Call 07/01/16)	2,202	2,488,260

		162,008,074
IRON & STEEL — 1.98%
AK Steel Corp.
7.63%, 05/15/20 (Call 06/29/15)[a]	10,700	9,389,250
7.63%, 10/01/21 (Call 10/01/17)	6,150	5,150,625
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	8,980	9,405,429
6.38%, 08/15/23 (Call 05/15/23)[a]	7,400	7,641,297
ArcelorMittal
5.13%, 06/01/20	3,640	3,694,600
5.25%, 02/25/17	22,251	23,196,668
6.00%, 08/05/20[a]	16,628	17,459,400
6.13%, 06/01/18[a]	23,200	24,853,000
6.13%, 06/01/25	3,045	3,094,481
6.25%, 03/01/21[a]	24,585	25,937,175
7.00%, 02/25/22[a]	19,650	21,418,500
10.60%, 06/01/19	26,840	32,610,600
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)	425	231,625
5.95%, 01/15/18[a]	11,750	9,693,750
7.75%, 03/31/20 (Call 03/31/17)[a,b]	24,797	16,985,945
8.25%, 03/31/20 (Call 03/31/18)[a,b]	4,950	4,789,125
Commercial Metals Co.
6.50%, 07/15/17	8,178	8,627,790
7.35%, 08/15/18[a]	8,850	9,602,250
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a]	12,674	12,895,795
5.25%, 04/15/23 (Call 04/15/18)	7,350	7,497,000
5.50%, 10/01/24 (Call 10/01/19)[a]	7,400	7,696,000
6.13%, 08/15/19 (Call 08/15/16)	6,800	7,225,000
U.S. Steel Corp.
6.05%, 06/01/17	7,034	7,368,115
7.00%, 02/01/18[a]	8,900	9,500,750
7.38%, 04/01/20[a]	11,050	11,851,125

Security	Principal (000s)	Value

7.50%, 03/15/22 (Call 03/15/17)[a]	$8,350	$8,767,500

		306,582,795
LEISURE TIME — 0.08%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	11,195	11,824,719

		11,824,719
LODGING — 1.99%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)	6,465	6,553,894
9.13%, 12/01/18 (Call 06/08/15)[a]	10,712	11,194,040
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	18,100	18,281,000
11.00%, 10/01/21 (Call 10/01/16)[a]	22,950	21,400,875
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	10,350	10,789,875
6.00%, 06/01/25 (Call 06/01/20)[b]	1,365	1,399,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a]	25,584	26,927,160
MGM Resorts International
5.25%, 03/31/20[a]	9,900	10,172,250
6.00%, 03/15/23[a]	22,885	23,571,550
6.63%, 12/15/21	22,100	23,702,250
6.75%, 10/01/20[a]	18,050	19,515,660
7.50%, 06/01/16[a]	5,920	6,208,600
7.63%, 01/15/17[a]	13,350	14,384,625
7.75%, 03/15/22[a]	16,450	18,629,625
8.63%, 02/01/19	13,162	15,119,847
10.00%, 11/01/16	10,450	11,495,000
11.38%, 03/01/18[a]	10,170	12,204,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	9,300	8,742,000
5.38%, 03/15/22 (Call 03/15/17)[a]	14,750	15,155,625
5.50%, 03/01/25[a,b]	32,695	32,531,525

		307,978,526
MACHINERY — 0.75%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a,b]	13,700	14,111,000
Case New Holland Industrial Inc.
7.88%, 12/01/17	26,760	29,636,700
CNH Industrial Capital LLC
3.25%, 02/01/17[a]	8,200	8,220,500
3.38%, 07/15/19	8,500	8,287,500
3.63%, 04/15/18[a]	10,650	10,703,250
3.88%, 11/01/15[a]	1,870	1,879,350
6.25%, 11/01/16[a]	9,970	10,468,500
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	13,150	13,347,250
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a,b]	18,495	20,159,550

		116,813,600
MANUFACTURING — 0.91%
Bombardier Inc.
4.75%, 04/15/19[b]	11,250	11,025,000
5.50%, 09/15/18[a,b]	12,700	12,585,700
5.75%, 03/15/22[a,b]	9,550	8,666,625

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.00%, 10/15/22 (Call 04/15/17)[a,b]	$19,087	$17,321,452
6.13%, 01/15/23[a,b]	21,075	19,204,594
7.50%, 03/15/18[a,b]	12,300	12,961,125
7.50%, 03/15/25 (Call 03/15/20)[a,b]	28,630	27,413,225
7.75%, 03/15/20[a,b]	13,970	14,389,100
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	19,025	17,503,000

		141,069,821
MEDIA — 8.52%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	10,975	11,194,500
7.75%, 07/15/21 (Call 07/15/16)	12,720	13,833,000
Cablevision Systems Corp.
5.88%, 09/15/22[a]	13,300	13,200,250
7.75%, 04/15/18[a]	10,950	11,990,250
8.00%, 04/15/20[a]	10,200	11,271,000
8.63%, 09/15/17	16,220	17,983,925
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	17,500	17,587,500
5.13%, 05/01/23 (Call 05/01/18)[b]	20,450	20,603,375
5.25%, 03/15/21 (Call 03/15/16)	9,750	9,969,375
5.25%, 09/30/22 (Call 09/30/17)[a]	22,500	23,006,250
5.38%, 05/01/25 (Call 05/01/20)[b]	8,285	8,367,850
5.75%, 09/01/23 (Call 03/01/18)[a]	9,450	9,745,313
5.75%, 01/15/24 (Call 07/15/18)[a]	19,042	19,708,470
5.88%, 05/01/27 (Call 05/01/21)[a,b]	12,600	12,694,500
6.50%, 04/30/21 (Call 06/29/15)	26,845	28,287,919
6.63%, 01/31/22 (Call 01/31/17)	13,689	14,587,341
7.00%, 01/15/19 (Call 06/29/15)	11,046	11,487,840
7.38%, 06/01/20 (Call 12/01/15)[a]	13,720	14,611,800
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	14,175	13,421,953
5.13%, 12/15/21 (Call 06/15/16)[b]	9,050	8,552,250
6.38%, 09/15/20 (Call 09/15/15)[a,b]	21,425	21,907,062
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	15,660	16,443,000
6.50%, 11/15/22 (Call 11/15/17)	32,575	34,594,650
Series A
7.63%, 03/15/20 (Call 06/29/15)	500	521,875
Series B
7.63%, 03/15/20 (Call 06/29/15)[a]	31,030	32,851,461
CSC Holdings LLC
5.25%, 06/01/24[b]	12,150	11,876,625
6.75%, 11/15/21[a]	17,820	19,379,250
8.63%, 02/15/19	7,564	8,622,960
DISH DBS Corp.
4.25%, 04/01/18	20,250	20,806,875
4.63%, 07/15/17[a]	16,900	17,533,750
5.00%, 03/15/23	24,425	23,448,000
5.13%, 05/01/20[a]	19,650	20,092,125
5.88%, 07/15/22	37,150	37,753,687
5.88%, 11/15/24	34,560	34,387,200
6.75%, 06/01/21[a]	33,080	35,312,900
7.88%, 09/01/19	25,376	28,738,320
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	10,529	10,976,483
5.13%, 07/15/20 (Call 07/15/16)[a]	9,950	10,348,000
6.38%, 10/15/23 (Call 10/15/18)	11,380	12,062,800
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	26,650	26,117,000
9.00%, 03/01/21 (Call 03/01/16)	30,840	29,143,800

Security	Principal (000s)	Value

9.00%, 09/15/22 (Call 09/15/17)	$18,600	$17,484,000
10.00%, 01/15/18 (Call 07/15/16)[a]	15,500	13,330,000
10.63%, 03/15/23 (Call 03/15/18)[b]	16,770	16,811,925
11.25%, 03/01/21 (Call 03/01/16)	8,500	8,585,000
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a]	9,796	9,502,120
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[a]	13,800	15,283,500
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	11,700	11,875,500
5.00%, 04/15/22 (Call 04/15/17)[a,b]	39,070	39,167,675
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a,b]	41,750	41,854,375
6.00%, 05/15/22 (Call 05/15/17)[a,b]	70,450	70,978,375
6.25%, 05/15/24 (Call 05/15/19)[a,b]	26,050	26,310,500
Quebecor Media Inc.
5.75%, 01/15/23[a]	15,250	15,898,125
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	9,200	9,407,000
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,300	10,403,000
6.13%, 10/01/22 (Call 10/01/17)[a]	9,625	10,130,313
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	9,400	9,353,000
4.63%, 05/15/23 (Call 05/15/18)[b]	9,775	9,457,313
5.38%, 04/15/25 (Call 04/15/20)[b]	13,450	13,433,187
5.75%, 08/01/21 (Call 08/01/16)[a,b]	11,125	11,597,813
5.88%, 10/01/20 (Call 10/01/16)[a,b]	12,850	13,396,125
6.00%, 07/15/24 (Call 07/15/19)[a,b]	27,600	28,704,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	10,350	10,220,625
5.50%, 01/15/23 (Call 01/15/18)[a,b]	18,700	19,377,875
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	17,300	17,905,500
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	22,285	22,340,712
5.13%, 02/15/25 (Call 02/15/20)[a,b]	25,795	25,666,025
6.75%, 09/15/22 (Call 09/15/17)[b]	20,203	21,895,001
8.50%, 05/15/21 (Call 11/15/15)[b]	13,350	14,234,437
Videotron Ltd.
5.00%, 07/15/22	12,550	12,895,125
5.38%, 06/15/24 (Call 03/15/24)[a,b]	11,000	11,385,000
9.13%, 04/15/18 (Call 06/29/15)	1,829	1,863,294
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	14,975	16,060,687

		1,321,829,611
MINING — 1.57%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	21,350	22,791,125
5.40%, 04/15/21 (Call 01/15/21)[a]	17,224	18,709,570
5.55%, 02/01/17[a]	3,300	3,498,000
5.72%, 02/23/19[a]	12,240	13,372,200
5.87%, 02/23/22[a]	11,990	13,338,875
6.15%, 08/15/20	17,563	19,758,375
6.75%, 07/15/18[a]	17,035	19,206,963
Aleris International Inc.
7.63%, 02/15/18 (Call 06/29/15)[a]	9,800	10,167,500
7.88%, 11/01/20 (Call 11/01/15)	8,750	9,078,125
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	19,375	15,015,625
8.25%, 11/01/19 (Call 11/01/15)[a,b]	28,820	26,548,984
9.75%, 03/01/22 (Call 03/01/18)[b]	5,980	6,308,900

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	$9,485	$10,243,800
7.88%, 11/01/22 (Call 11/01/18)[b]	8,300	8,964,000
Novelis Inc.
8.38%, 12/15/17 (Call 06/29/15)[a]	19,143	19,980,506
8.75%, 12/15/20 (Call 12/15/15)[a]	24,480	26,071,200

		243,053,748
OFFICE & BUSINESS EQUIPMENT — 0.20%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[a]	8,435	8,603,700
5.50%, 12/01/24 (Call 06/01/24)[a]	10,435	10,904,575
6.00%, 08/15/22 (Call 08/15/17)[a]	10,800	11,610,000

		31,118,275
OIL & GAS — 9.32%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	9,600	6,576,000
7.38%, 11/01/21 (Call 07/31/17)[a,b]	10,905	7,469,925
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[a]	19,082	18,986,590
5.38%, 11/01/21 (Call 11/01/16)	14,350	14,549,976
5.63%, 06/01/23 (Call 06/01/18)[a,b]	13,000	13,292,500
6.00%, 12/01/20 (Call 12/01/15)[a]	10,300	10,634,750
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	11,350	9,307,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[a]	13,100	11,586,443
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[a]	17,350	16,612,625
5.50%, 09/15/21 (Call 06/15/21)[a]	30,300	28,557,750
6.00%, 11/15/24 (Call 08/15/24)[a]	39,150	36,213,750
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	14,875	14,875,000
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	11,595	11,855,888
7.50%, 09/15/20 (Call 09/15/16)[a]	11,350	12,073,562
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	9,800	7,840,000
8.25%, 09/01/21 (Call 09/01/16)[a]	7,770	6,293,700
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[a]	25,950	24,717,375
5.38%, 06/15/21 (Call 06/15/16)[a]	13,500	13,263,750
5.75%, 03/15/23[a]	19,600	19,355,000
6.13%, 02/15/21[a]	17,730	18,040,275
6.50%, 08/15/17	12,590	13,345,400
6.63%, 08/15/20[a]	22,750	23,887,500
6.88%, 11/15/20[a]	8,776	9,214,800
7.25%, 12/15/18[a]	11,595	12,479,119
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	10,125	10,441,015
5.88%, 05/01/22 (Call 05/01/17)[a]	10,350	11,144,807
Citgo Holding Inc.
10.75%, 02/15/20[a,b]	24,875	25,994,375
Comstock Resources Inc.
7.75%, 04/01/19 (Call 06/29/15)[a]	6,050	2,904,000
10.00%, 03/15/20 (Call 03/15/16)[a,b]	13,375	12,957,031
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[a]	10,300	10,454,500
5.50%, 04/01/23 (Call 10/01/17)[a]	26,333	26,727,995
6.50%, 01/15/22 (Call 01/15/17)[a]	11,580	12,169,354

Security	Principal (000s)	Value

7.00%, 01/15/21 (Call 01/15/16)	$10,517	$11,148,110
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	19,600	17,954,115
5.50%, 05/01/22 (Call 05/01/17)	22,725	21,816,000
6.38%, 08/15/21 (Call 08/15/16)[a]	7,625	7,548,750
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a,b]	11,400	4,075,500
7.50%, 12/15/21 (Call 12/15/16)[a]	9,190	3,400,300
9.25%, 12/15/17 (Call 06/29/15)[a]	10,950	7,446,000
11.00%, 03/15/20 (Call 09/15/17)[a,b]	27,300	25,047,750
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)[b]	3,570	3,570,000
6.88%, 05/01/19 (Call 06/29/15)[a]	14,250	14,783,370
9.38%, 05/01/20 (Call 05/01/16)	35,465	38,614,352
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 06/29/15)[a]	9,400	6,486,000
EXCO Resources Inc.
7.50%, 09/15/18 (Call 06/29/15)[a]	13,285	9,131,280
8.50%, 04/15/22 (Call 04/15/17)[a]	9,475	5,614,172
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[b]	740	751,100
9.25%, 02/15/22 (Call 08/15/17)	5,575	3,909,469
Harvest Operations Corp.
6.88%, 10/01/17	9,599	8,831,132
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[b]	6,850	2,283,106
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	8,845	8,601,763
5.75%, 10/01/25 (Call 04/01/20)[b]	5,225	5,221,734
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	17,300	14,791,500
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	8,625	8,668,125
7.38%, 05/01/22 (Call 05/01/17)	8,250	8,790,168
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	30,350	25,949,250
6.50%, 05/15/19 (Call 06/29/15)[a]	22,800	19,807,500
6.50%, 09/15/21 (Call 09/15/17)[a]	12,325	9,921,625
7.75%, 02/01/21 (Call 09/15/15)	15,560	13,420,500
8.63%, 04/15/20 (Call 06/29/15)[a]	23,545	21,425,950
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	11,900	11,245,500
6.50%, 03/15/21 (Call 06/29/15)[b]	13,750	13,475,000
7.00%, 03/31/24 (Call 09/30/18)[a,b]	19,075	18,359,687
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[a,b]	9,300	8,835,000
7.63%, 05/01/21 (Call 05/01/17)	12,050	11,748,750
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[a]	11,700	5,367,375
10.75%, 10/01/20 (Call 10/01/16)[a]	2,564	1,230,720
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[a]	9,500	9,785,000
5.63%, 07/01/24[a]	19,380	20,349,000
5.75%, 01/30/22[a]	15,250	16,050,625
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,600	7,657,000
6.88%, 03/15/22 (Call 09/15/17)[a]	15,975	16,414,312
6.88%, 01/15/23 (Call 07/15/17)	7,267	7,394,173
7.25%, 02/01/19 (Call 06/29/15)[a]	8,115	8,317,875
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	14,225	9,958,193
7.50%, 11/01/19 (Call 11/01/15)[a]	17,800	12,818,556

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[b]	$11,275	$9,358,976
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[a,b]	9,075	8,326,313
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	14,750	14,012,500
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	7,695	6,800,456
6.63%, 11/15/20 (Call 11/15/15)	10,170	10,042,875
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	20,300	21,070,312
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	11,525	11,525,000
5.38%, 10/01/22 (Call 07/01/22)[a]	9,410	9,457,050
6.88%, 03/01/21	10,600	11,289,000
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	10,103	10,103,000
5.00%, 03/15/23 (Call 03/15/18)[a]	13,500	13,432,500
5.75%, 06/01/21 (Call 06/01/16)	8,300	8,590,500
6.75%, 08/01/20 (Call 08/01/15)	9,250	9,620,000
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)[a]	11,355	12,037,436
5.88%, 06/01/22 (Call 12/01/17)[a]	11,410	12,237,225
5.88%, 06/01/24 (Call 06/01/19)	7,800	8,443,500
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)	39,830	3,385,550
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	22,235	21,123,250
7.75%, 06/15/21 (Call 06/15/17)[a]	9,300	9,579,000
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	6,170	3,563,175
7.50%, 02/15/23 (Call 08/15/17)	12,231	6,849,360
8.13%, 10/15/22 (Call 04/15/17)	13,700	7,980,250
8.75%, 01/15/20 (Call 06/29/15)	8,625	5,584,688
8.75%, 06/01/20	14,350	14,233,406
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	7,965	8,025,851
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	8,365	5,312,880
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)[a]	11,610	9,537,470
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	9,455	9,265,900
5.63%, 06/01/25 (Call 06/01/20)	680	686,800
6.13%, 11/15/22 (Call 11/15/18)[a,b]	9,650	10,084,250
6.50%, 01/01/23 (Call 07/01/17)	7,627	7,989,283
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	4,200	4,362,750
5.38%, 10/01/22 (Call 10/01/17)[a]	11,025	11,493,563
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[b]	16,420	14,860,100
6.25%, 04/15/22 (Call 04/15/17)[b]	8,000	7,160,000
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	8,570	8,227,200
6.13%, 10/01/24 (Call 10/01/19)[b]	15,350	14,006,875
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	15,709	16,572,995
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	18,750	18,750,000
5.75%, 03/15/21 (Call 12/15/20)	21,755	22,135,712
6.25%, 04/01/23 (Call 01/01/23)[b]	13,320	13,653,000
WPX Energy Inc.
5.25%, 01/15/17	5,580	5,719,500

Security	Principal (000s)	Value

5.25%, 09/15/24 (Call 06/15/24)	$8,320	$7,904,000
6.00%, 01/15/22 (Call 10/15/21)	19,030	19,267,875

		1,445,498,468
OIL & GAS SERVICES — 0.13%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,360	9,656,000
6.88%, 01/15/22 (Call 07/15/17)[a]	9,975	8,478,750
7.75%, 05/15/17 (Call 06/29/15)	1,912	1,873,760

		20,008,510
PACKAGING & CONTAINERS — 1.27%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[a,b]	12,796	13,627,740
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a,b]	5,050	5,075,250
6.25%, 01/31/19 (Call 01/31/16)[a,b]	8,075	8,256,688
6.75%, 01/31/21 (Call 01/31/17)[b]	9,700	10,015,250
Ball Corp.
4.00%, 11/15/23[a]	17,250	16,624,687
5.00%, 03/15/22	13,446	13,798,957
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[a]	9,500	9,749,375
9.75%, 01/15/21 (Call 01/15/16)[a]	14,415	15,892,537
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[b]	8,175	8,215,875
6.00%, 06/15/17 (Call 06/15/16)[a,b]	11,550	11,665,500
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)[a]	13,080	13,766,700
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	16,400	16,154,000
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	9,300	9,462,750
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	6,975	7,027,313
5.13%, 12/01/24 (Call 09/01/24)[b]	7,575	7,707,563
5.25%, 04/01/23 (Call 01/01/23)[a,b]	7,600	7,809,000
6.50%, 12/01/20 (Call 09/01/20)[a,b]	7,550	8,418,250
8.38%, 09/15/21 (Call 09/15/16)[a,b]	12,395	13,944,375

		197,211,810
PHARMACEUTICALS — 2.44%
DPX Holdings BV
7.50%, 02/01/22 (Call 02/01/17)[b]	2,000	2,092,500
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	12,925	13,135,031
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	12,500	12,187,500
7.00%, 07/15/19 (Call 07/15/15)[b]	9,675	10,049,906
7.00%, 12/15/20 (Call 12/15/15)[a,b]	1,370	1,441,925
Endo Finance LLC/Endo Ltd./Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a,b]	22,820	22,934,100
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	20,435	20,945,875
NBTY Inc.
9.00%, 10/01/18 (Call 06/29/15)[a]	12,625	13,130,000
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a,b]	38,590	39,988,887
5.50%, 03/01/23 (Call 03/01/18)[a,b]	19,160	19,471,350
5.63%, 12/01/21 (Call 12/01/16)[a,b]	17,300	17,905,500

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.88%, 05/15/23 (Call 05/15/18)[b]	$18,050	$18,708,825
6.13%, 04/15/25 (Call 04/15/20)[a,b]	23,130	24,084,113
6.38%, 10/15/20 (Call 10/15/16)[a,b]	47,950	50,946,875
6.75%, 08/15/18 (Call 08/15/15)[a,b]	31,888	33,681,700
6.75%, 08/15/21 (Call 02/15/16)[b]	13,070	13,723,500
7.00%, 10/01/20 (Call 10/01/15)[b]	13,131	13,754,723
7.25%, 07/15/22 (Call 07/15/16)[a,b]	9,950	10,621,625
7.50%, 07/15/21 (Call 07/15/16)[a,b]	35,548	38,978,382

		377,782,317
PIPELINES — 3.46%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[a]	9,865	10,345,919
6.13%, 03/01/22 (Call 11/01/16)	12,999	13,616,452
6.25%, 04/01/23 (Call 04/01/18)[b]	6,850	7,218,188
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	8,461	7,065,020
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	5,390	5,416,950
5.88%, 01/15/24 (Call 10/15/23)	18,375	19,569,375
7.50%, 10/15/20[a]	19,330	22,084,525
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	3,950	4,004,313
Kinder Morgan Inc./DE
8.25%, 02/15/16	1,050	1,102,514
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	18,100	17,873,750
4.88%, 12/01/24 (Call 09/01/24)[a]	19,500	19,695,000
5.50%, 02/15/23 (Call 08/15/17)[a]	11,225	11,674,000
6.25%, 06/15/22 (Call 12/15/16)[a]	6,376	7,088,199
6.75%, 11/01/20 (Call 11/01/15)[a]	9,853	10,394,915
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	21,240	21,877,200
9.63%, 06/01/19 (Call 06/29/15)[a,b]	9,415	9,650,375
NuStar Logistics LP
4.80%, 09/01/20	7,518	7,518,000
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	9,450	9,163,909
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.50%, 05/15/21 (Call 05/15/16)	875	934,494
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	6,050	6,081,460
5.00%, 10/01/22 (Call 07/01/22)	4,875	5,112,656
5.50%, 04/15/23 (Call 10/15/17)[a]	7,024	7,304,960
5.75%, 09/01/20 (Call 06/01/20)	6,900	7,572,750
5.88%, 03/01/22 (Call 12/01/21)	2,279	2,495,505
6.50%, 07/15/21 (Call 07/15/16)	8,650	9,233,875
8.38%, 06/01/19 (Call 06/01/15)[b]	1,250	1,302,500
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	15,040	15,698,000
6.00%, 01/15/19[a,b]	9,525	10,072,687
6.85%, 07/15/18[a,b]	8,945	9,638,238
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	33,435	34,605,225
5.63%, 04/15/23 (Call 01/15/23)[a]	26,175	26,633,062
5.63%, 03/01/25 (Call 12/01/24)[a,b]	31,445	31,523,612
5.75%, 05/15/24 (Call 02/15/24)[a]	36,720	37,316,700
6.25%, 03/15/22 (Call 12/15/21)[a]	16,700	17,597,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[b]	10,900	10,900,000
4.25%, 11/15/23 (Call 05/15/18)	8,550	8,165,250
5.00%, 01/15/18 (Call 10/15/17)[b]	18,941	19,603,935

Security	Principal (000s)	Value

5.25%, 05/01/23 (Call 11/01/17)	$10,550	$10,642,312
6.63%, 10/01/20 (Call 10/01/16)[b]	8,050	8,512,875
6.88%, 02/01/21 (Call 02/01/16)	9,100	9,555,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	8,547	9,059,820
5.88%, 10/01/20 (Call 10/01/16)[a]	10,100	10,625,200
6.13%, 10/15/21 (Call 10/15/16)	9,100	9,600,500
6.25%, 10/15/22 (Call 10/15/18)[a,b]	10,080	10,710,000
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	847	859,705

		536,716,550
REAL ESTATE — 0.28%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	13,907	14,358,977
5.25%, 03/15/25 (Call 12/15/24)	6,700	7,135,500
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	9,677	10,342,294
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	8,450	8,619,000
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	3,500	3,517,500

		43,973,271
REAL ESTATE INVESTMENT TRUSTS — 0.95%
ARC Properties Operating Partnership LP
2.00%, 02/06/17	22,300	21,798,250
3.00%, 02/06/19 (Call 01/06/19)	12,350	11,886,875
4.60%, 02/06/24 (Call 11/06/23)	9,350	9,209,750
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (Call 04/15/18)[b]	3,715	3,715,000
8.25%, 10/15/23 (Call 04/15/19)[b]	21,200	21,465,000
Crown Castle International Corp.
4.88%, 04/15/22[a]	16,329	16,982,160
5.25%, 01/15/23[a]	29,075	30,565,094
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	10,050	9,899,250
5.00%, 07/01/19 (Call 07/01/16)	13,625	13,488,750
MPT Operating Partnership LP/MPT Finance Corp.
6.88%, 05/01/21 (Call 05/01/16)	8,425	8,972,625

		147,982,754
RETAIL — 3.39%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[b]	20,200	20,174,750
6.00%, 04/01/22 (Call 10/01/17)[b]	38,020	39,398,225
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	11,350	12,031,000
7.00%, 05/20/22 (Call 05/20/17)	12,760	13,780,800
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	7,480	7,760,500
Best Buy Co. Inc.
5.00%, 08/01/18[a]	7,806	8,235,330
5.50%, 03/15/21 (Call 12/15/20)[a]	12,000	12,630,000
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 06/29/15)[a]	6,930	3,413,025
9.00%, 03/15/19 (Call 06/29/15)[b]	19,650	17,439,375
Family Tree Escrow LLC
5.25%, 03/01/20 (Call 03/01/17)[b]	7,507	7,882,350
5.75%, 03/01/23 (Call 03/01/18)[b]	24,330	25,607,325

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	$9,000	$9,147,230
6.75%, 01/15/22 (Call 11/15/16)[a]	8,450	8,639,785
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	7,550	6,832,750
8.13%, 10/01/19[a]	7,825	7,864,125
L Brands Inc.
5.63%, 02/15/22[a]	16,283	17,707,762
5.63%, 10/15/23	8,500	9,328,750
6.63%, 04/01/21[a]	14,770	16,690,100
6.90%, 07/15/17	13,162	14,478,200
7.00%, 05/01/20	7,410	8,502,975
8.50%, 06/15/19[a]	9,700	11,627,875
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	9,475	10,007,969
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	17,350	18,564,500
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[a]	13,800	14,855,700
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 06/29/15)[a,b]	10,350	10,867,500
QVC Inc.
3.13%, 04/01/19	8,480	8,515,709
4.38%, 03/15/23[a]	13,975	13,996,617
4.45%, 02/15/25	8,400	8,382,395
4.85%, 04/01/24	12,775	13,110,980
5.13%, 07/02/22	8,065	8,496,000
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[b]	12,370	12,880,263
6.75%, 06/15/21 (Call 06/15/16)	15,766	16,652,837
8.00%, 08/15/20 (Call 08/15/15)	9,950	10,459,938
9.25%, 03/15/20 (Call 03/15/16)[a]	17,358	19,039,556
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	14,418	15,319,125
6.88%, 11/15/19 (Call 11/15/15)	13,050	13,735,125
Sears Holdings Corp.
6.63%, 10/15/18[a]	21,830	21,338,825
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	10,100	10,453,500
Toys R Us Inc.
10.38%, 08/15/17 (Call 06/29/15)[a]	8,390	7,341,250
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/29/15)[a]	12,575	12,669,313

		525,859,334
SEMICONDUCTORS — 1.34%
Advanced Micro Devices Inc.
6.75%, 03/01/19	11,100	9,962,250
7.00%, 07/01/24 (Call 07/01/19)[a]	6,775	5,657,125
7.50%, 08/15/22[a]	8,950	7,898,375
7.75%, 08/01/20 (Call 08/01/15)[a]	6,335	5,416,425
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	9,025	9,250,625
6.63%, 06/01/21 (Call 06/29/15)[a]	7,125	7,285,313
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	9,500	9,951,250
6.00%, 01/15/22 (Call 11/15/16)[b]	16,540	17,801,175
10.75%, 08/01/20 (Call 08/01/15)	5,422	5,801,540
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	17,170	17,127,075
5.25%, 01/15/24 (Call 05/01/18)[b]	5,000	4,937,500
5.50%, 02/01/25 (Call 08/01/19)[a,b]	19,835	19,636,650

Security	Principal (000s)	Value

5.63%, 01/15/26 (Call 05/01/20)[b]	$7,500	$7,368,750
5.88%, 02/15/22 (Call 02/15/17)[a]	10,650	11,155,875
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	10,750	10,924,687
3.75%, 06/01/18[a,b]	5,216	5,326,840
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,654,312
5.75%, 03/15/23 (Call 03/15/18)[a,b]	9,350	9,981,125
Sensata Technologies BV
4.88%, 10/15/23[b]	9,623	9,815,460
5.00%, 10/01/25[b]	13,000	13,065,000
5.63%, 11/01/24 [a,b]	8,130	8,658,450

		207,675,802
SHIPBUILDING — 0.15%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	9,921	10,317,840
7.13%, 03/15/21 (Call 03/15/16)	11,460	12,262,200

		22,580,040
SOFTWARE — 2.29%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	25,100	26,794,250
6.13%, 09/15/23 (Call 09/15/18)[a,b]	14,025	15,392,438
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a,b]	26,865	27,872,437
6.13%, 11/01/23 (Call 11/01/18)[a,b]	10,270	10,680,800
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a,b]	27,475	24,727,500
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a,b]	19,952	21,273,820
7.38%, 06/15/19 (Call 06/29/15)[a,b]	24,550	25,501,312
8.25%, 01/15/21 (Call 01/15/16)[b]	34,607	36,856,455
8.88%, 08/15/20 (Call 08/15/15)[a,b]	6,927	7,333,961
10.63%, 06/15/21 (Call 04/15/16)	10,531	11,873,703
11.25%, 01/15/21 (Call 01/15/16)	10,705	12,016,363
11.75%, 08/15/21 (Call 05/15/16)	28,535	32,717,486
12.63%, 01/15/21 (Call 01/15/16)	53,782	62,992,167
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a,b]	20,310	21,071,625
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	18,515	18,700,150

		355,804,467
STORAGE & WAREHOUSING — 0.19%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	19,500	19,378,125
10.75%, 10/15/19 (Call 10/15/16)[a,b]	12,550	10,165,500

		29,543,625
TELECOMMUNICATIONS — 13.59%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	12,400	12,756,500
6.75%, 11/15/20 (Call 11/15/16)[b]	20,522	21,804,625
8.88%, 01/01/20 (Call 07/01/16)[a,b]	10,260	11,260,350
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	17,700	18,098,250
6.63%, 02/15/23 (Call 02/15/18)[a,b]	34,736	35,778,080
7.88%, 12/15/19 (Call 12/15/15)[a,b]	5,800	6,155,250
Altice Finco SA

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

8.13%, 01/15/24 (Call 12/15/18)[a,b]	$9,550	$10,003,625
9.88%, 12/15/20 (Call 12/15/16)[b]	7,750	8,544,375
Altice SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	29,510	29,067,350
7.75%, 05/15/22 (Call 05/15/17)[a,b]	47,720	47,839,300
Altice U.S. Finance I Corp.
5.38%, 07/15/23	1,050	1,050,000
Avaya Inc.
7.00%, 04/01/19 (Call 06/29/15)[a,b]	15,116	15,116,000
10.50%, 03/01/21 (Call 03/01/17)[a,b]	25,545	21,936,769
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[a,b]	9,650	9,312,250
5.80%, 03/15/22[a]	26,589	27,386,670
6.00%, 04/01/17[a]	8,600	9,137,500
6.45%, 06/15/21[a]	19,100	20,341,500
Series V
5.63%, 04/01/20[a]	17,305	18,083,725
Series W
6.75%, 12/01/23[a]	11,050	11,795,875
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	10,044	10,621,530
CommScope Inc.
4.38%, 06/15/20	615	620,381
5.00%, 06/15/21 (Call 06/15/17)[a,b]	10,175	10,098,688
5.50%, 06/15/24 (Call 06/15/19)[b]	10,860	10,805,700
CommScope Technologies Finance LLC
6.00%, 06/15/25	2,290	2,318,625
Embarq Corp.
7.08%, 06/01/16	16,440	17,290,561
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	14,900	14,341,250
6.88%, 01/15/25 (Call 10/15/24)[a]	12,825	11,750,906
7.13%, 03/15/19[a]	8,200	8,712,500
7.13%, 01/15/23	14,890	14,257,175
7.63%, 04/15/24	12,800	12,352,000
8.13%, 10/01/18[a]	11,855	13,070,138
8.25%, 04/15/17[a]	10,770	11,820,075
8.50%, 04/15/20[a]	15,080	16,135,600
8.75%, 04/15/22[a]	9,510	9,973,613
9.25%, 07/01/21[a]	9,650	10,542,625
Hughes Satellite Systems Corp.
6.50%, 06/15/19	18,477	20,278,740
7.63%, 06/15/21	14,915	16,816,661
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	17,975	17,862,656
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	34,285	31,627,912
6.63%, 12/15/22 (Call 12/15/17)	22,250	20,664,687
7.25%, 04/01/19 (Call 06/29/15)[a]	24,013	24,703,374
7.25%, 10/15/20 (Call 10/15/15)[a]	38,420	38,948,275
7.50%, 04/01/21 (Call 04/01/16)[a]	19,400	19,642,500
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[a]	9,550	9,406,750
7.75%, 06/01/21 (Call 06/01/17)[a]	35,475	32,016,187
8.13%, 06/01/23 (Call 06/01/18)[a]	17,800	15,708,500
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,c]	10,210	10,899,175
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	12,150	12,408,188
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[a,b]	12,940	12,923,825
5.38%, 08/15/22 (Call 08/15/17)[a]	17,950	18,331,438
5.38%, 05/01/25 (Call 05/01/20)[b]	13,675	13,606,625

Security	Principal (000s)	Value

5.63%, 02/01/23 (Call 02/01/18)[a,b]	$9,730	$10,021,900
6.13%, 01/15/21 (Call 11/15/16)	12,175	12,905,500
7.00%, 06/01/20 (Call 06/01/16)	15,250	16,336,563
8.63%, 07/15/20 (Call 01/15/16)	15,945	17,220,600
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	10,378	10,326,110
6.00%, 03/15/25 (Call 03/15/20)[a,b]	7,750	7,846,875
6.63%, 10/15/21 (Call 10/15/17)[b]	16,160	17,129,600
Nokia OYJ
5.38%, 05/15/19[a]	17,400	18,792,000
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a,b]	13,292	13,367,764
5.63%, 10/01/19 (Call 10/01/16)[a]	9,550	10,087,188
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	13,907	14,602,350
SoftBank Corp.
4.50%, 04/15/20[a,b]	40,510	41,676,688
Sprint Communications Inc.
6.00%, 12/01/16	31,550	32,890,875
6.00%, 11/15/22[a]	38,650	37,007,375
7.00%, 03/01/20[b]	15,350	16,976,471
7.00%, 08/15/20[a]	26,300	26,829,140
8.38%, 08/15/17	24,770	26,968,337
9.00%, 11/15/18[a,b]	50,620	58,104,167
9.13%, 03/01/17	19,450	21,273,437
11.50%, 11/15/21	19,014	23,149,545
Sprint Corp.
7.13%, 06/15/24	43,800	42,376,500
7.25%, 09/15/21	38,400	38,640,000
7.63%, 02/15/25 (Call 11/15/24)[a]	25,815	25,492,312
7.88%, 09/15/23	75,991	77,510,820
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	10,550	10,919,250
6.00%, 03/01/23 (Call 09/01/18)[a]	22,730	23,582,375
6.13%, 01/15/22 (Call 01/15/18)[a]	18,800	19,646,000
6.25%, 04/01/21 (Call 04/01/17)[a]	29,350	30,890,875
6.38%, 03/01/25 (Call 09/01/19)[a]	28,820	30,152,925
6.46%, 04/28/19 (Call 06/09/15)	19,450	20,106,437
6.50%, 01/15/24 (Call 01/15/19)[a]	17,775	18,797,062
6.54%, 04/28/20 (Call 04/28/16)[a]	21,675	22,921,312
6.63%, 11/15/20 (Call 11/15/15)	16,420	17,210,213
6.63%, 04/28/21 (Call 04/28/17)[a]	21,975	23,485,781
6.63%, 04/01/23 (Call 04/01/18)	30,433	32,163,877
6.73%, 04/28/22 (Call 04/28/17)[a]	22,529	23,993,385
6.84%, 04/28/23 (Call 04/28/18)[a]	11,355	12,064,688
Telecom Italia Capital SA
7.00%, 06/04/18[a]	17,940	19,913,400
7.18%, 06/18/19[a]	17,535	19,858,387
Telecom Italia SpA
5.30%, 05/30/24[a,b]	19,450	20,202,715
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[b]	16,282	16,220,943
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a,b]	14,058	15,270,503
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a,b]	11,259	12,145,646
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[b]	9,605	9,821,113
6.00%, 10/15/24 (Call 10/15/19)[a,b]	9,400	9,799,500
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,850	11,473,875
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	7,200	7,632,000
5.25%, 01/15/26 (Call 01/15/20)[b]	18,200	18,245,500

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

5.38%, 04/15/21 (Call 04/15/17)[a,b]	$15,930	$16,646,850
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,450	7,636,250
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	18,193	17,601,728
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	34,165	34,250,412
6.50%, 04/30/20 (Call 04/30/16)[a,b]	12,242	13,007,125
7.38%, 04/23/21 (Call 04/23/17)[b]	50,200	52,459,000
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a]	11,350	9,534,000
7.50%, 06/01/22 (Call 06/01/17)[a]	9,050	8,235,500
7.50%, 04/01/23 (Call 04/01/16)[a]	11,050	9,986,438
7.75%, 10/15/20 (Call 10/15/15)[a]	13,365	13,448,531
7.75%, 10/01/21 (Call 10/01/16)[a]	16,250	15,356,250
7.88%, 11/01/17[a]	18,477	19,955,160

		2,108,191,977
TRANSPORTATION — 0.27%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	17,810	15,094,060
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	15,081	15,005,595
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[b]	12,850	11,725,625

		41,825,280

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,450,284,581)		15,160,809,332

SHORT-TERM INVESTMENTS — 18.40%

MONEY MARKET FUNDS — 18.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	2,560,255	2,560,254,807
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	143,379	143,378,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	150,576	150,575,963

		2,854,209,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,854,209,369)		2,854,209,369

TOTAL INVESTMENTS IN SECURITIES — 116.16%
(Cost: $18,304,493,950)		18,015,018,701
Other Assets, Less Liabilities — (16.16)%		(2,506,169,325)

NET ASSETS — 100.00%		$15,508,849,376

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

174

Schedule of Investments  (Unaudited)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.27%

ADVERTISING — 0.22%
Omnicom Group Inc.
3.63%, 05/01/22	$3,714	$3,831,712
3.65%, 11/01/24 (Call 08/01/24)[a]	10,333	10,377,573
4.45%, 08/15/20	14,195	15,445,587
WPP Finance 2010
3.75%, 09/19/24[a]	15,475	15,714,618
4.75%, 11/21/21[a]	2,610	2,895,038

		48,264,528
AEROSPACE & DEFENSE — 1.36%
Boeing Co. (The)
4.88%, 02/15/20	4,277	4,869,604
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)[a]	14,580	14,149,890
L-3 Communications Corp.
4.75%, 07/15/20	14,618	15,642,285
5.20%, 10/15/19	13,215	14,633,457
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)[a]	10,500	10,369,357
3.35%, 09/15/21	20,363	21,389,723
3.80%, 03/01/45 (Call 09/01/44)	11,225	10,416,437
4.07%, 12/15/42	14,444	14,185,920
4.25%, 11/15/19[a]	5,243	5,747,196
Northrop Grumman Corp.
1.75%, 06/01/18	5,197	5,217,690
3.25%, 08/01/23	17,745	17,911,083
4.75%, 06/01/43	11,153	11,693,152
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[a]	4,319	4,292,643
3.13%, 10/15/20	22,677	23,728,403
United Technologies Corp.
3.10%, 06/01/22	32,398	33,334,749
4.15%, 05/15/45	2,000	1,972,730
4.50%, 04/15/20	8,615	9,610,996
4.50%, 06/01/42	40,304	41,505,644
5.70%, 04/15/40[a]	8,912	10,744,227
6.13%, 02/01/19	14,238	16,434,132
6.13%, 07/15/38	9,791	12,198,858

		300,048,176
AGRICULTURE — 1.38%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	19,375	19,493,926
2.85%, 08/09/22[a]	11,552	11,358,900
4.00%, 01/31/24[a]	16,237	16,832,836
4.25%, 08/09/42	17,027	15,695,911
4.75%, 05/05/21	13,844	15,293,665
5.38%, 01/31/44[a]	19,477	20,876,574
9.25%, 08/06/19	11,878	15,053,539
9.70%, 11/10/18	5,589	6,969,785
Archer-Daniels-Midland Co.
4.48%, 03/01/21	9,455	10,540,753
Lorillard Tobacco Co.

Security	Principal (000s)	Value

6.88%, 05/01/20[a]	$11,201	$13,132,618
8.13%, 06/23/19[a]	7,224	8,731,187
Philip Morris International Inc.
1.88%, 01/15/19[a]	11,300	11,347,673
2.50%, 08/22/22	14,983	14,718,758
2.90%, 11/15/21[a]	11,041	11,201,286
3.25%, 11/10/24	8,550	8,603,225
3.88%, 08/21/42	9,331	8,565,046
4.13%, 03/04/43	11,695	11,175,336
4.25%, 11/10/44	5,125	4,975,172
4.38%, 11/15/41[a]	7,310	7,274,297
4.50%, 03/26/20[a]	9,614	10,650,086
4.88%, 11/15/43	8,300	8,836,734
5.65%, 05/16/18	4,306	4,833,650
6.38%, 05/16/38	20,146	25,462,717
Reynolds American Inc.
3.25%, 11/01/22[a]	9,549	9,353,543
4.75%, 11/01/42	14,245	13,328,114

		304,305,331
AUTO MANUFACTURERS — 0.86%
American Honda Finance Corp.
2.13%, 10/10/18[a]	14,390	14,599,907
2.25%, 08/15/19[a]	9,500	9,614,576
Daimler Finance North America LLC
8.50%, 01/18/31	17,144	26,103,204
Ford Motor Co.
4.75%, 01/15/43[a]	26,493	26,866,437
7.45%, 07/16/31	12,612	16,539,688
Ford Motor Credit Co. LLC
3.22%, 01/09/22	6,500	6,528,600
Toyota Motor Credit Corp.
2.00%, 10/24/18	18,660	18,933,182
2.10%, 01/17/19	4,732	4,791,643
2.13%, 07/18/19[a]	15,260	15,404,071
2.15%, 03/12/20[a]	14,970	15,089,928
3.30%, 01/12/22	7,455	7,815,297
3.40%, 09/15/21	16,822	17,867,790
4.25%, 01/11/21	2,500	2,753,110
Series B
4.50%, 06/17/20	5,604	6,246,749

		189,154,182
AUTO PARTS & EQUIPMENT — 0.00%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)[a]	246	265,360

		265,360
BANKS — 26.07%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	6,828	6,895,454
2.38%, 03/16/20	18,348	18,424,225
3.05%, 08/23/18	8,919	9,277,169
4.00%, 03/13/24[a]	12,840	13,554,202
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	15,700	15,866,335
Bank of America Corp.
2.60%, 01/15/19[a]	46,314	47,166,831
2.65%, 04/01/19[a]	32,655	33,268,470
3.30%, 01/11/23[a]	49,222	49,298,491

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.00%, 04/01/24[a]	$44,122	$46,048,667
4.00%, 01/22/25[a]	34,900	34,868,360
4.10%, 07/24/23	12,656	13,320,334
4.13%, 01/22/24	25,341	26,634,212
4.20%, 08/26/24	29,997	30,498,610
4.25%, 10/22/26[a]	41,992	42,333,433
4.88%, 04/01/44[a]	13,991	14,992,339
5.00%, 05/13/21[a]	23,575	26,269,747
5.00%, 01/21/44[a]	24,200	26,282,127
5.63%, 07/01/20[a]	30,935	35,435,189
5.65%, 05/01/18	16,540	18,259,866
5.70%, 01/24/22[a]	30,104	34,828,284
5.88%, 01/05/21[a]	14,920	17,259,787
5.88%, 02/07/42	9,116	10,956,346
6.11%, 01/29/37	23,652	27,327,559
6.88%, 04/25/18	645	733,671
6.88%, 11/15/18[a]	12,113	13,998,464
7.63%, 06/01/19	25,425	30,470,543
7.75%, 05/14/38	13,377	18,322,991
Series L
2.25%, 04/21/20[a]	16,565	16,404,109
3.95%, 04/21/25[a]	18,085	17,910,505
Bank of America N.A.
6.00%, 10/15/36	9,305	11,451,329
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	4,450	4,536,680
2.55%, 11/06/22 (Call 10/06/22)[a]	11,200	11,057,165
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	7,668	7,763,367
2.20%, 05/15/19 (Call 04/15/19)	7,941	8,046,214
2.30%, 09/11/19 (Call 08/11/19)[a]	19,185	19,448,090
3.00%, 02/24/25 (Call 01/24/25)	7,160	7,129,202
3.55%, 09/23/21 (Call 08/23/21)	17,280	18,333,757
3.65%, 02/04/24 (Call 01/05/24)[a]	6,150	6,478,173
Series G
2.15%, 02/24/20 (Call 01/24/20)	17,000	17,053,278
Bank of Nova Scotia (The)
2.05%, 10/30/18	20,788	21,066,698
2.05%, 06/05/19[a]	25,495	25,593,263
2.80%, 07/21/21	3,279	3,337,395
4.38%, 01/13/21	3,424	3,773,546
Barclays Bank PLC
2.50%, 02/20/19[a]	22,516	22,909,881
3.75%, 05/15/24[a]	32,275	33,414,724
5.13%, 01/08/20[a]	16,405	18,476,820
5.14%, 10/14/20[a]	4,484	4,958,240
6.75%, 05/22/19[a]	22,664	26,619,403
Barclays PLC
2.75%, 11/08/19	19,300	19,527,423
3.65%, 03/16/25	20,540	20,124,780
4.38%, 09/11/24[a]	16,935	16,825,703
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	10,700	10,816,590
BNP Paribas SA
2.38%, 05/21/20	3,820	3,823,996
2.40%, 12/12/18[a]	16,895	17,186,320
2.45%, 03/17/19[a]	19,500	19,831,151
2.70%, 08/20/18[a]	8,705	8,950,239
3.25%, 03/03/23	24,675	24,950,647
4.25%, 10/15/24[a]	12,555	12,786,522
5.00%, 01/15/21	21,440	24,082,444
BPCE SA
2.25%, 01/27/20	11,500	11,544,423

Security	Principal (000s)	Value

2.50%, 12/10/18[a]	$24,750	$25,327,512
2.50%, 07/15/19	4,250	4,325,212
4.00%, 04/15/24[a]	18,450	19,208,607
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	15,500	15,850,901
3.80%, 10/30/26 (Call 09/30/26)	7,750	7,988,563
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	8,383	8,460,923
3.20%, 02/05/25 (Call 01/05/25)[a]	12,100	11,727,368
3.75%, 04/24/24 (Call 03/24/24)	18,460	18,800,567
4.75%, 07/15/21	11,047	12,231,078
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)[a]	31,775	31,798,927
2.95%, 07/23/21 (Call 06/23/21)	6,740	6,767,329
Citigroup Inc.
1.75%, 05/01/18[a]	159	158,770
2.40%, 02/18/20[a]	13,005	13,001,606
2.50%, 09/26/18[a]	13,869	14,113,752
2.50%, 07/29/19[a]	20,855	21,078,005
2.55%, 04/08/19[a]	25,860	26,260,621
3.30%, 04/27/25	24,695	24,359,178
3.38%, 03/01/23	19,148	19,409,265
3.50%, 05/15/23[a]	20,285	20,142,658
3.75%, 06/16/24[a]	19,206	19,791,230
3.88%, 10/25/23	20,786	21,664,023
3.88%, 03/26/25[a]	8,500	8,435,274
4.00%, 08/05/24	14,000	14,195,240
4.05%, 07/30/22[a]	11,775	12,233,494
4.30%, 11/20/26[a]	10,085	10,287,791
4.50%, 01/14/22[a]	29,727	32,437,065
5.30%, 05/06/44	13,670	14,653,849
5.38%, 08/09/20	25,416	28,873,115
5.50%, 09/13/25	28,595	31,941,124
5.88%, 02/22/33	6,443	7,365,950
5.88%, 01/30/42	5,575	6,764,996
6.00%, 10/31/33	3,848	4,457,223
6.13%, 05/15/18[a]	8,443	9,473,042
6.13%, 08/25/36	22,270	26,234,795
6.63%, 06/15/32	7,600	9,350,491
6.68%, 09/13/43	7,950	10,059,355
6.88%, 03/05/38[a]	4,284	5,673,684
8.13%, 07/15/39	28,790	43,442,797
8.50%, 05/22/19[a]	33,659	41,562,995
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	36,750	37,250,608
2.30%, 09/06/19	15,000	15,139,647
2.30%, 03/12/20[a]	5,250	5,261,707
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19[a]	27,250	27,638,242
3.88%, 02/08/22	36,701	39,145,026
3.95%, 11/09/22[a]	20,490	20,962,497
4.50%, 01/11/21[a]	18,685	20,706,222
4.63%, 12/01/23	9,800	10,419,573
5.25%, 05/24/41	19,965	23,074,299
5.75%, 12/01/43	10,620	12,411,096
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2.25%, 01/14/20[a]	7,250	7,291,585
3.38%, 05/21/25	6,500	6,553,350
Credit Suisse/New York NY
2.30%, 05/28/19[a]	31,570	31,633,307
3.00%, 10/29/21	8,704	8,769,748
3.63%, 09/09/24	50,250	51,187,715
4.38%, 08/05/20	12,880	14,156,355

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.30%, 08/13/19[a]	$17,152	$19,231,706
5.40%, 01/14/20[a]	16,848	18,793,647
Deutsche Bank AG
4.50%, 04/01/25[a]	8,380	8,237,486
Deutsche Bank AG/London
2.50%, 02/13/19[a]	26,978	27,391,551
3.70%, 05/30/24[a]	8,570	8,705,226
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	8,994	8,969,974
4.20%, 08/08/23	16,235	16,678,953
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)[a]	9,335	9,834,213
8.25%, 03/01/38	9,223	13,484,484
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	13,250	13,414,285
2.88%, 10/01/21 (Call 09/01/21)	10,000	10,046,269
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19[a]	44,000	44,322,903
2.60%, 04/23/20 (Call 03/23/20)[a]	29,845	29,968,185
2.63%, 01/31/19[a]	20,744	21,135,350
2.90%, 07/19/18[a]	36,099	37,203,846
3.50%, 01/23/25 (Call 10/23/24)	34,450	34,188,332
3.63%, 01/22/23	32,863	33,536,225
3.75%, 05/22/25 (Call 02/22/25)	1,485	1,499,595
3.85%, 07/08/24 (Call 04/08/24)[a]	39,923	40,707,794
4.00%, 03/03/24	14,612	15,147,110
4.80%, 07/08/44 (Call 01/08/44)	29,338	30,719,427
5.15%, 05/22/45	5,255	5,369,517
5.25%, 07/27/21	45,970	51,784,617
5.38%, 03/15/20	16,802	18,883,486
5.75%, 01/24/22[a]	48,581	56,146,296
5.95%, 01/15/27	13,101	15,083,348
6.00%, 06/15/20	19,245	22,216,264
6.13%, 02/15/33	27,982	34,320,603
6.25%, 02/01/41	16,411	20,358,366
6.45%, 05/01/36	15,106	17,888,796
6.75%, 10/01/37	70,933	87,129,401
7.50%, 02/15/19	29,825	35,340,296
HSBC Bank USA N.A.
4.88%, 08/24/20	8,510	9,499,670
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,743	2,048,307
5.88%, 11/01/34	5,000	6,053,777
HSBC Holdings PLC
4.00%, 03/30/22	27,823	29,792,679
4.25%, 03/14/24[a]	19,900	20,721,667
4.88%, 01/14/22[a]	14,395	16,120,190
5.10%, 04/05/21[a]	32,734	37,026,066
5.25%, 03/14/44[a]	26,359	28,999,874
6.10%, 01/14/42	5,943	7,592,184
6.50%, 05/02/36	31,225	38,786,149
6.50%, 09/15/37[a]	28,334	35,360,857
6.80%, 06/01/38	18,610	24,027,892
HSBC USA Inc.
2.25%, 06/23/19[a]	5,300	5,312,012
2.35%, 03/05/20[a]	18,285	18,303,126
2.38%, 11/13/19	7,400	7,450,117
2.63%, 09/24/18	3,413	3,497,325
3.50%, 06/23/24[a]	10,500	10,830,451
5.00%, 09/27/20[a]	3,490	3,907,561
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	15,150	15,839,058
5.25%, 01/12/24	10,710	11,803,148

Security	Principal (000s)	Value

JPMorgan Chase & Co.
1.63%, 05/15/18	$3,346	$3,343,184
2.20%, 10/22/19	8,574	8,557,795
2.25%, 01/23/20 (Call 12/23/19)	35,022	34,888,902
2.35%, 01/28/19	28,900	29,321,307
3.13%, 01/23/25 (Call 10/23/24)[a]	26,500	26,015,821
3.20%, 01/25/23[a]	35,133	35,393,585
3.25%, 09/23/22[a]	19,514	19,722,130
3.38%, 05/01/23	30,061	29,964,113
3.63%, 05/13/24	20,664	21,103,149
3.88%, 02/01/24	23,568	24,569,487
3.88%, 09/10/24	34,275	34,523,408
4.13%, 12/15/26[a]	20,950	21,220,102
4.25%, 10/15/20[a]	28,425	30,821,173
4.35%, 08/15/21	27,162	29,526,713
4.40%, 07/22/20	21,283	23,181,316
4.50%, 01/24/22[a]	43,330	47,479,601
4.63%, 05/10/21	39,724	43,738,654
4.85%, 02/01/44[a]	7,523	8,119,839
4.95%, 03/25/20[a]	12,793	14,280,239
4.95%, 06/01/45	5,000	5,088,631
5.40%, 01/06/42[a]	12,740	14,518,597
5.50%, 10/15/40	19,448	22,634,749
5.60%, 07/15/41	22,430	26,362,239
5.63%, 08/16/43[a]	15,567	17,535,167
6.30%, 04/23/19	25,608	29,540,042
6.40%, 05/15/38[a]	24,184	30,979,167
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	11,000	11,001,843
2.50%, 12/15/19	8,500	8,625,847
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	6,053	6,140,058
5.10%, 03/24/21[a]	9,901	11,154,085
Lloyds Bank PLC
2.30%, 11/27/18	12,530	12,730,317
2.35%, 09/05/19	16,876	16,998,496
2.40%, 03/17/20[a]	1,000	1,006,103
3.50%, 05/14/25	10,000	10,063,570
6.38%, 01/21/21	12,855	15,358,888
Lloyds Banking Group PLC
4.50%, 11/04/24	15,000	15,347,476
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	15,000	14,917,326
2.30%, 01/30/19 (Call 12/30/18)	2,600	2,637,982
2.90%, 02/06/25 (Call 01/06/25)	13,250	12,868,189
Morgan Stanley
2.38%, 07/23/19	28,660	28,844,622
2.50%, 01/24/19[a]	28,605	28,968,338
2.65%, 01/27/20[a]	30,700	31,037,912
3.70%, 10/23/24	31,950	32,580,306
3.75%, 02/25/23[a]	30,956	32,038,955
3.95%, 04/23/27	24,150	23,594,081
4.10%, 05/22/23[a]	24,261	24,952,106
4.30%, 01/27/45	36,350	35,416,452
4.35%, 09/08/26[a]	28,604	29,175,422
4.88%, 11/01/22	21,675	23,449,860
5.00%, 11/24/25	23,462	25,330,952
5.50%, 01/26/20	24,306	27,388,781
5.50%, 07/24/20	16,841	19,176,358
5.50%, 07/28/21	17,933	20,571,488
5.63%, 09/23/19	34,877	39,412,049
5.75%, 01/25/21	33,534	38,758,936
6.38%, 07/24/42[a]	27,099	34,160,945

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

7.25%, 04/01/32	$5,012	$6,755,124
7.30%, 05/13/19[a]	30,910	36,680,647
Series F
3.88%, 04/29/24	28,462	29,285,369
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	18,935	19,450,229
National Australia Bank Ltd./New York
2.30%, 07/25/18	7,750	7,909,941
3.00%, 01/20/23[a]	12,939	13,011,889
Northern Trust Corp.
3.95%, 10/30/25	9,000	9,482,549
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[b]	17,525	17,714,068
2.25%, 07/02/19 (Call 06/02/19)[b]	5,250	5,296,717
2.40%, 10/18/19 (Call 09/18/19)[a,b]	2,250	2,278,861
2.70%, 11/01/22 (Call 10/01/22)[b]	20,837	20,412,509
2.95%, 01/30/23 (Call 12/30/22)[b]	5,800	5,736,229
2.95%, 02/23/25 (Call 01/24/25)[a,b]	4,800	4,732,245
3.80%, 07/25/23 (Call 06/25/23)[a,b]	19,928	20,760,442
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[a,b]	10,470	10,828,367
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	8,069	8,372,322
4.38%, 08/11/20[b]	7,773	8,566,644
5.13%, 02/08/20[b]	3,965	4,492,191
Royal Bank of Canada
2.15%, 03/15/19[a]	8,909	9,008,571
2.15%, 03/06/20[a]	5,000	5,037,832
2.20%, 07/27/18	24,853	25,348,715
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	16,912	19,338,735
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	9,994	11,467,157
6.13%, 01/11/21	20,045	23,621,072
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	18,100	17,980,004
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,757,589
State Street Corp.
3.10%, 05/15/23[a]	15,207	15,274,601
3.30%, 12/16/24[a]	8,810	8,975,444
3.70%, 11/20/23	8,680	9,171,242
4.38%, 03/07/21[a]	7,765	8,679,977
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[a]	9,000	9,044,805
2.45%, 01/10/19	11,335	11,523,924
2.45%, 01/16/20[a]	20,000	20,243,164
3.20%, 07/18/22	6,949	7,044,640
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	5,084	5,155,422
2.50%, 05/01/19 (Call 04/01/19)	5,000	5,061,276
Svenska Handelsbanken AB
2.25%, 06/17/19[a]	6,250	6,319,888
2.50%, 01/25/19[a]	22,375	22,892,999
Toronto-Dominion Bank (The)
2.13%, 07/02/19[a]	16,675	16,850,558
2.25%, 11/05/19	16,499	16,703,629
2.63%, 09/10/18	16,282	16,851,820
U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)[a]	8,905	9,060,516
2.20%, 04/25/19 (Call 03/25/19)	13,310	13,552,041
2.95%, 07/15/22 (Call 06/15/22)	16,297	16,377,307
3.00%, 03/15/22 (Call 02/15/22)	8,087	8,265,485

Security	Principal (000s)	Value

3.70%, 01/30/24 (Call 12/29/23)[a]	$6,250	$6,611,440
4.13%, 05/24/21 (Call 04/23/21)	12,649	13,866,342
Series F
3.60%, 09/11/24 (Call 08/11/24)[a]	12,100	12,430,409
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	20,235	20,467,393
2.80%, 01/27/25 (Call 12/27/24)	15,950	15,672,274
UBS AG/Stamford CT
2.35%, 03/26/20[a]	8,750	8,752,451
2.38%, 08/14/19	24,706	24,872,558
4.88%, 08/04/20	23,775	26,671,893
Wachovia Corp.
5.50%, 08/01/35	12,448	14,117,562
Wells Fargo & Co.
2.13%, 04/22/19[a]	19,725	19,902,073
2.15%, 01/15/19	15,338	15,534,323
3.00%, 01/22/21[a]	22,510	23,174,491
3.00%, 02/19/25	41,535	40,710,833
3.30%, 09/09/24	33,261	33,565,544
3.50%, 03/08/22	38,300	40,139,392
3.90%, 05/01/45	27,905	26,226,910
4.10%, 06/03/26[a]	9,248	9,518,699
4.13%, 08/15/23[a]	16,669	17,655,388
4.60%, 04/01/21[a]	23,629	26,272,426
4.65%, 11/04/44	10,610	10,558,857
5.38%, 02/07/35	1,074	1,249,432
5.38%, 11/02/43	22,399	24,857,239
5.61%, 01/15/44	32,461	36,365,568
Series M
3.45%, 02/13/23[a]	25,308	25,616,651
Series N
2.15%, 01/30/20[a]	23,495	23,517,146
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,000	12,369,515
6.60%, 01/15/38	18,634	24,992,610
Westpac Banking Corp.
2.25%, 07/30/18[a]	5,845	5,965,384
2.25%, 01/17/19[a]	20,524	20,850,664
2.30%, 05/26/20	5,000	5,015,135
4.88%, 11/19/19[a]	18,910	21,106,086

		5,747,161,093
BEVERAGES — 2.36%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	17,513	17,781,898
2.63%, 01/17/23[a]	26,018	25,427,964
3.70%, 02/01/24[a]	19,926	20,818,489
4.00%, 01/17/43	11,567	11,019,334
4.63%, 02/01/44[a]	6,800	7,129,801
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	26,210	25,631,907
3.75%, 07/15/42	20,024	18,337,238
5.00%, 04/15/20[a]	11,712	13,245,281
5.38%, 01/15/20	14,937	17,033,018
6.88%, 11/15/19	14,527	17,410,111
7.75%, 01/15/19[a]	21,153	25,339,568
8.20%, 01/15/39[a]	9,670	14,718,976
Bottling Group LLC
5.13%, 01/15/19[a]	6,332	7,059,647
Coca-Cola Co. (The)
1.65%, 11/01/18[a]	19,360	19,556,969
2.45%, 11/01/20	11,563	11,849,669

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.50%, 04/01/23	$4,890	$4,815,977
3.15%, 11/15/20	11,206	11,866,335
3.20%, 11/01/23[a]	22,375	23,126,749
3.30%, 09/01/21	8,653	9,178,411
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	12,252	12,010,999
Diageo Investment Corp.
2.88%, 05/11/22	10,404	10,489,726
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	11,865	16,387,406
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	10,600	10,542,168
2.25%, 01/07/19 (Call 12/07/18)[a]	4,600	4,698,825
2.75%, 03/05/22[a]	8,984	9,102,945
2.75%, 03/01/23[a]	13,592	13,588,068
2.75%, 04/30/25 (Call 01/30/25)	8,000	7,832,062
3.00%, 08/25/21[a]	5,596	5,798,255
3.13%, 11/01/20	11,429	11,981,183
3.60%, 03/01/24 (Call 12/01/23)[a]	18,650	19,578,677
4.00%, 03/05/42[a]	9,023	8,814,866
4.50%, 01/15/20[a]	16,840	18,715,727
4.88%, 11/01/40	15,686	17,202,944
5.00%, 06/01/18	16,069	17,751,211
5.50%, 01/15/40	13,511	16,092,656
7.90%, 11/01/18	15,940	19,174,146

		521,109,206
BIOTECHNOLOGY — 1.63%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	7,000	6,914,463
2.20%, 05/22/19 (Call 04/22/19)	15,665	15,754,679
3.13%, 05/01/25 (Call 02/01/25)	5,000	4,863,172
3.45%, 10/01/20	9,610	10,074,640
3.63%, 05/15/22 (Call 02/15/22)[a]	18,159	18,898,011
3.63%, 05/22/24 (Call 02/22/24)	17,525	17,943,823
3.88%, 11/15/21 (Call 08/15/21)	18,448	19,689,757
4.10%, 06/15/21 (Call 03/15/21)	7,861	8,490,981
4.40%, 05/01/45 (Call 11/01/44)	5,000	4,834,002
5.15%, 11/15/41 (Call 05/15/41)	20,257	21,730,328
5.38%, 05/15/43 (Call 11/15/42)[a]	16,182	17,904,431
5.65%, 06/15/42 (Call 12/15/41)	9,758	11,141,554
5.70%, 02/01/19	8,694	9,820,341
6.38%, 06/01/37	11,434	13,923,428
6.40%, 02/01/39	13,422	16,468,944
Celgene Corp.
3.25%, 08/15/22	20,381	20,829,977
3.63%, 05/15/24 (Call 02/15/24)	4,988	5,106,995
4.63%, 05/15/44 (Call 11/15/43)[a]	8,250	8,318,757
Gilead Sciences Inc.
2.35%, 02/01/20[a]	980	994,519
3.50%, 02/01/25 (Call 11/01/24)	20,172	20,708,559
3.70%, 04/01/24 (Call 01/01/24)[a]	20,387	21,265,527
4.40%, 12/01/21 (Call 09/01/21)[a]	9,649	10,724,077
4.50%, 04/01/21 (Call 01/01/21)[a]	18,134	20,205,799
4.50%, 02/01/45 (Call 08/01/44)	23,195	23,754,561
4.80%, 04/01/44 (Call 10/01/43)	12,745	13,583,841
5.65%, 12/01/41 (Call 06/01/41)	12,225	14,391,665

		358,336,831

Security	Principal (000s)	Value

CHEMICALS — 2.17%
CF Industries Inc.
3.45%, 06/01/23	$11,750	$11,643,988
4.95%, 06/01/43[a]	9,096	8,837,632
5.15%, 03/15/34	9,755	9,997,332
5.38%, 03/15/44	9,354	9,627,097
6.88%, 05/01/18	1,300	1,474,347
7.13%, 05/01/20	2,310	2,757,085
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	13,652	13,557,217
3.50%, 10/01/24 (Call 07/01/24)[a]	10,000	9,970,103
4.13%, 11/15/21 (Call 08/15/21)	20,608	22,089,390
4.25%, 11/15/20 (Call 08/15/20)	19,231	20,731,018
4.38%, 11/15/42 (Call 05/15/42)	15,250	14,196,231
5.25%, 11/15/41 (Call 05/15/41)	9,645	10,117,636
7.38%, 11/01/29	9,627	12,620,389
8.55%, 05/15/19	11,487	14,125,571
9.40%, 05/15/39	9,801	15,058,979
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	16,555	16,707,170
3.60%, 08/15/22 (Call 05/15/22)	7,688	7,892,258
3.80%, 03/15/25 (Call 12/15/24)	11,750	11,958,269
4.65%, 10/15/44 (Call 04/15/44)	6,500	6,358,729
Ecolab Inc.
4.35%, 12/08/21[a]	9,700	10,559,232
5.50%, 12/08/41	9,698	11,098,164
EI du Pont de Nemours & Co.
2.80%, 02/15/23	23,102	22,987,190
3.63%, 01/15/21[a]	23,574	25,049,671
4.15%, 02/15/43[a]	6,215	6,188,726
4.63%, 01/15/20	9,423	10,451,839
6.00%, 07/15/18	3,534	4,009,518
LYB International Finance BV
4.00%, 07/15/23[a]	6,181	6,464,150
4.88%, 03/15/44 (Call 09/15/43)[a]	7,500	7,578,699
5.25%, 07/15/43[a]	13,109	13,946,139
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	10,400	9,597,120
5.00%, 04/15/19 (Call 01/15/19)	26,050	28,726,984
5.75%, 04/15/24 (Call 01/15/24)	11,370	13,246,136
6.00%, 11/15/21 (Call 08/17/21)	16,453	19,227,951
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	15,759	15,558,653
4.40%, 07/15/44 (Call 01/15/44)	9,500	8,848,995
4.70%, 07/15/64 (Call 01/15/64)[a]	9,745	8,608,051
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	10,955	11,516,581
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	8,853	9,174,506
Rohm & Haas Co.
7.85%, 07/15/29[a]	12,506	16,944,167

		479,502,913
COMMERCIAL SERVICES — 0.20%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	13,900	14,146,515
3.75%, 08/15/21 (Call 06/15/21)	13,440	13,785,763
4.25%, 08/15/24 (Call 05/15/24)	15,045	15,382,864

		43,315,142

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

COMPUTERS — 2.88%
Apple Inc.
1.00%, 05/03/18	$15,356	$15,246,456
1.55%, 02/07/20[a]	12,000	11,845,070
2.00%, 05/06/20	15,580	15,644,271
2.10%, 05/06/19[a]	23,360	23,773,231
2.15%, 02/09/22	5,791	5,656,101
2.40%, 05/03/23	68,867	67,000,511
2.50%, 02/09/25	18,130	17,338,152
2.70%, 05/13/22	10,000	10,088,583
2.85%, 05/06/21	35,875	36,932,215
3.20%, 05/13/25	12,250	12,378,332
3.45%, 05/06/24	31,411	32,588,806
3.45%, 02/09/45	25,700	22,427,969
3.85%, 05/04/43[a]	30,378	28,585,987
4.38%, 05/13/45	17,130	17,369,859
4.45%, 05/06/44[a]	9,650	9,969,843
EMC Corp./MA
1.88%, 06/01/18	18,806	18,947,229
2.65%, 06/01/20	28,280	28,871,278
3.38%, 06/01/23 (Call 03/01/23)[a]	8,745	8,866,044
Hewlett-Packard Co.
2.75%, 01/14/19	16,993	17,367,002
3.75%, 12/01/20	13,416	13,975,047
4.30%, 06/01/21[a]	17,755	18,782,216
4.38%, 09/15/21	10,506	11,157,437
4.65%, 12/09/21[a]	14,893	16,055,046
6.00%, 09/15/41	19,702	20,587,081
International Business Machines Corp.
1.63%, 05/15/20[a]	16,955	16,704,997
1.88%, 08/01/22	13,151	12,412,674
1.95%, 02/12/19[a]	9,140	9,253,911
3.38%, 08/01/23	8,925	9,153,186
3.63%, 02/12/24[a]	25,470	26,400,106
4.00%, 06/20/42[a]	13,631	12,682,333
7.63%, 10/15/18	23,048	27,591,706
8.38%, 11/01/19	4,987	6,351,124
Seagate HDD Cayman
3.75%, 11/15/18	7,075	7,382,197
4.75%, 06/01/23	18,120	18,826,044
4.75%, 01/01/25[a,c]	7,600	7,762,966

		635,975,010
COSMETICS & PERSONAL CARE — 0.29%
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	5,000	5,032,144
2.30%, 02/06/22[a]	12,448	12,570,427
3.10%, 08/15/23	14,834	15,400,002
4.70%, 02/15/19	14,644	16,321,186
5.55%, 03/05/37[a]	12,397	15,561,119

		64,884,878
DIVERSIFIED FINANCIAL SERVICES — 4.43%
American Express Co.
1.55%, 05/22/18[a]	3,206	3,199,582
2.65%, 12/02/22	26,497	25,939,392
4.05%, 12/03/42	5,204	4,969,677
American Express Credit Corp.
2.13%, 07/27/18	12,163	12,353,022
2.13%, 03/18/19	9,889	9,970,008

Security	Principal (000s)	Value

2.25%, 08/15/19[a]	$12,100	$12,194,543
2.38%, 05/26/20 (Call 04/25/20)	7,860	7,890,477
Ameriprise Financial Inc.
4.00%, 10/15/23	13,700	14,643,033
5.30%, 03/15/20	100	114,045
Associates Corp. of North America
6.95%, 11/01/18	2,825	3,284,328
BP Capital Markets PLC
2.52%, 01/15/20[a]	16,275	16,568,059
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	15,720	15,742,046
3.38%, 02/15/23	16,080	16,026,774
CME Group Inc./IL
3.00%, 09/15/22	2,897	2,964,196
3.00%, 03/15/25 (Call 12/15/24)	7,000	6,970,235
5.30%, 09/15/43 (Call 03/15/43)	13,068	15,335,555
Ford Motor Credit Co. LLC
2.38%, 03/12/19	14,400	14,437,440
2.60%, 11/04/19	3,500	3,513,650
2.88%, 10/01/18	13,175	13,485,930
3.66%, 09/08/24[a]	11,950	12,038,430
4.25%, 09/20/22	12,995	13,746,397
4.38%, 08/06/23	15,499	16,490,936
5.00%, 05/15/18	8,691	9,419,027
5.75%, 02/01/21	16,670	19,106,165
5.88%, 08/02/21	31,204	36,085,195
8.13%, 01/15/20	14,508	17,932,951
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)[a]	24,000	24,196,800
2.30%, 01/14/19	18,768	19,147,114
3.10%, 01/09/23[a]	38,737	39,871,858
3.15%, 09/07/22	8,987	9,237,468
3.45%, 05/15/24 (Call 02/13/24)[a]	14,918	15,687,532
4.38%, 09/16/20[a]	6,229	6,891,777
4.63%, 01/07/21	24,763	27,659,776
4.65%, 10/17/21	38,117	43,032,198
5.30%, 02/11/21	26,360	30,353,071
5.50%, 01/08/20	26,904	30,891,173
5.63%, 05/01/18	13,823	15,473,466
5.88%, 01/14/38	63,578	80,165,932
6.00%, 08/07/19	20,284	23,599,558
6.15%, 08/07/37	23,192	30,066,944
6.88%, 01/10/39	51,745	72,793,314
Series A
5.55%, 05/04/20[a]	14,815	17,170,775
6.75%, 03/15/32[a]	44,187	59,666,148
HSBC Finance Corp.
6.68%, 01/15/21[a]	34,201	40,240,431
Intercontinental Exchange Inc.
4.00%, 10/15/23	13,025	13,866,833
Jefferies Group LLC
5.13%, 04/13/18	12,674	13,435,551
6.88%, 04/15/21[a]	5,652	6,472,532
8.50%, 07/15/19	3,600	4,319,830
Nomura Holdings Inc.
2.75%, 03/19/19[a]	6,450	6,570,065
6.70%, 03/04/20	13,843	16,442,300
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)[a]	4,235	4,237,547

		975,911,086

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

ELECTRIC — 1.14%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	$10,000	$10,206,883
5.15%, 11/15/43 (Call 05/15/43)	7,380	8,305,129
6.13%, 04/01/36	18,860	22,981,736
6.50%, 09/15/37[a]	10,746	13,665,396
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	12,280	12,679,448
4.63%, 12/01/54 (Call 06/01/54)[a]	7,535	7,703,908
Duke Energy Carolinas LLC
5.30%, 02/15/40	6,920	8,193,496
Duke Energy Florida Inc.
6.40%, 06/15/38	15,553	20,868,989
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	1,100	1,114,009
5.60%, 06/15/42 (Call 12/15/41)	14,680	15,906,137
6.25%, 10/01/39[a]	8,920	10,333,227
Georgia Power Co.
4.30%, 03/15/42	13,175	13,202,690
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,713	6,106,024
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	11,391	14,329,171
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	2,016	2,124,652
5.40%, 01/15/40[a]	9,949	11,630,093
5.80%, 03/01/37[a]	13,047	15,742,875
6.05%, 03/01/34	35,334	43,996,119
8.25%, 10/15/18	5,633	6,766,782
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	5,570	6,091,861

		251,948,625
ELECTRONICS — 0.51%
Honeywell International Inc.
4.25%, 03/01/21[a]	14,826	16,576,409
5.00%, 02/15/19	11,324	12,661,901
Koninklijke Philips NV
3.75%, 03/15/22	4,481	4,624,259
6.88%, 03/11/38	8,988	11,396,107
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	9,772	9,857,036
3.15%, 01/15/23 (Call 10/15/22)	10,998	10,951,133
3.30%, 02/15/22	1,592	1,614,704
3.60%, 08/15/21 (Call 05/15/21)	24,756	25,773,511
4.15%, 02/01/24 (Call 11/01/23)	4,351	4,586,825
4.50%, 03/01/21	12,781	13,878,349

		111,920,234
ENGINEERING & CONSTRUCTION — 0.14%
ABB Finance USA Inc.
2.88%, 05/08/22	27,295	27,474,653
4.38%, 05/08/42	3,075	3,189,959

		30,664,612
ENVIRONMENTAL CONTROL — 0.17%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	11,995	12,342,703
5.00%, 03/01/20[a]	8,107	9,006,770

Security	Principal (000s)	Value

Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)[a]	$15,950	$15,181,685

		36,531,158
FOOD — 1.52%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	9,847	9,497,151
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	17,374	17,869,541
5.65%, 02/15/19	8,850	9,966,043
JM Smucker Co. (The)
3.50%, 03/15/25[c]	16,000	15,998,581
Kellogg Co.
4.00%, 12/15/20	8,232	8,875,513
Series B
7.45%, 04/01/31	10,126	13,253,647
Kraft Foods Group Inc.
3.50%, 06/06/22	26,651	27,207,540
5.00%, 06/04/42	25,753	26,524,362
5.38%, 02/10/20	10,580	11,891,967
6.13%, 08/23/18	750	845,059
6.50%, 02/09/40	11,644	14,052,172
6.88%, 01/26/39	7,305	9,062,519
Kroger Co. (The)
6.15%, 01/15/20	7,327	8,503,448
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)[a]	9,134	9,230,875
4.00%, 02/01/24 (Call 11/01/23)[a]	15,504	16,504,468
5.38%, 02/10/20	42	47,501
6.50%, 02/09/40[a]	1,961	2,535,829
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)[a]	10,000	10,151,161
3.00%, 10/02/21 (Call 08/02/21)	8,217	8,383,496
3.50%, 10/02/24 (Call 07/02/24)[a]	12,147	12,336,647
4.35%, 10/02/34 (Call 04/02/34)	11,975	12,137,265
4.50%, 10/02/44 (Call 04/02/44)	6,100	6,154,968
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	15,000	15,282,774
3.95%, 08/15/24 (Call 05/15/24)[a]	15,000	15,559,111
4.50%, 06/15/22 (Call 03/15/22)	9,095	9,866,534
Unilever Capital Corp.
2.20%, 03/06/19	13,511	13,762,414
4.25%, 02/10/21	10,763	11,921,528
4.80%, 02/15/19	7,064	7,853,289
5.90%, 11/15/32	7,955	10,583,343

		335,858,746
FOREST PRODUCTS & PAPER — 0.27%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	13,600	13,660,792
4.75%, 02/15/22 (Call 11/15/21)[a]	9,127	9,994,686
4.80%, 06/15/44 (Call 12/15/43)[a]	9,150	8,893,131
7.30%, 11/15/39	3,050	3,823,021
7.50%, 08/15/21	10,233	12,824,573
7.95%, 06/15/18	8,263	9,702,820

		58,899,023

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

GAS — 0.05%
Sempra Energy
6.00%, 10/15/39	$9,190	$11,356,729

		11,356,729
HEALTH CARE — PRODUCTS — 1.83%
Baxter International Inc.
1.85%, 06/15/18[a]	8,238	8,283,449
3.20%, 06/15/23 (Call 03/15/23)[a]	8,285	8,234,761
Becton Dickinson and Co.
2.68%, 12/15/19	17,000	17,250,327
3.13%, 11/08/21	3,191	3,258,666
3.73%, 12/15/24 (Call 09/15/24)	19,180	19,586,846
4.69%, 12/15/44 (Call 06/15/44)	18,300	18,564,554
Boston Scientific Corp.
6.00%, 01/15/20	11,706	13,326,937
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)[a]	2,000	1,997,482
6.55%, 10/15/37	12,935	16,930,804
Medtronic Inc.
2.50%, 03/15/20[c]	34,068	34,566,384
2.75%, 04/01/23 (Call 01/01/23)[a]	11,099	10,991,534
3.15%, 03/15/22[c]	13,980	14,287,285
3.50%, 03/15/25[c]	49,250	50,466,657
3.63%, 03/15/24 (Call 12/15/23)[a]	4,494	4,707,779
4.00%, 04/01/43 (Call 10/01/42)[a]	8,025	7,673,843
4.38%, 03/15/35[c]	28,200	28,865,156
4.45%, 03/15/20[a]	13,593	14,995,236
4.63%, 03/15/45[c]	56,589	59,213,371
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	8,510	8,610,757
Zimmer Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	15,000	15,098,922
3.15%, 04/01/22 (Call 02/01/22)	8,000	7,984,437
3.55%, 04/01/25 (Call 01/01/25)	26,250	26,028,114
4.45%, 08/15/45 (Call 02/15/45)[a]	13,400	12,997,753

		403,921,054
HEALTH CARE — SERVICES — 1.22%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	14,939	14,753,547
3.50%, 11/15/24 (Call 08/15/24)	5,000	5,069,302
3.95%, 09/01/20	13,415	14,424,385
6.63%, 06/15/36	7,798	9,981,569
Anthem Inc.
2.25%, 08/15/19	11,675	11,669,165
3.13%, 05/15/22	16,318	16,357,320
3.30%, 01/15/23[a]	7,150	7,166,556
3.50%, 08/15/24 (Call 05/15/24)	10,250	10,365,612
4.63%, 05/15/42	11,619	11,557,043
4.65%, 01/15/43	11,075	11,130,426
4.65%, 08/15/44 (Call 02/15/44)	9,844	9,899,731
5.85%, 01/15/36	5,405	6,176,076
6.38%, 06/15/37[a]	2,220	2,686,333
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	12,000	12,023,905
4.00%, 02/15/22 (Call 11/15/21)	6,764	7,246,624
5.38%, 02/15/42 (Call 08/15/41)	9,735	11,439,698
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,075	8,430,880

Security	Principal (000s)	Value

Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	$11,958	$11,830,671
4.70%, 02/01/45 (Call 08/01/44)[a]	13,000	12,544,346
UnitedHealth Group Inc.
2.88%, 12/15/21[a]	2,900	2,944,498
2.88%, 03/15/22 (Call 12/15/21)	22,854	23,023,803
2.88%, 03/15/23[a]	6,700	6,705,694
4.25%, 03/15/43 (Call 09/15/42)[a]	11,230	11,427,240
5.80%, 03/15/36[a]	4,000	4,866,803
6.88%, 02/15/38	18,008	24,547,002

		268,268,229
HOLDING COMPANIES — DIVERSIFIED — 0.03%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	6,250	6,227,856

		6,227,856
INSURANCE — 1.95%
ACE INA Holdings Inc.
3.15%, 03/15/25	13,000	12,993,928
Aflac Inc.
3.63%, 11/15/24	12,729	13,098,406
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	1,742	1,754,452
3.38%, 08/15/20	14,455	15,072,557
3.88%, 01/15/35 (Call 07/15/34)	19,640	18,568,550
4.13%, 02/15/24	15,195	16,096,914
4.38%, 01/15/55 (Call 07/15/54)	5,064	4,765,550
4.50%, 07/16/44 (Call 01/16/44)	28,714	28,667,317
4.88%, 06/01/22	33,644	37,717,262
6.25%, 05/01/36	11,280	13,927,909
6.40%, 12/15/20	1,357	1,619,735
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	8,917	9,180,834
4.25%, 01/15/21[a]	8,971	9,914,852
5.40%, 05/15/18[a]	1,221	1,363,036
5.75%, 01/15/40	11,550	14,326,762
Berkshire Hathaway Inc.
2.10%, 08/14/19	10,400	10,548,855
4.50%, 02/11/43	11,571	12,108,430
Chubb Corp. (The)
6.00%, 05/11/37	4,275	5,397,478
MetLife Inc.
3.60%, 04/10/24[a]	18,975	19,619,828
4.05%, 03/01/45[a]	12,995	12,506,797
4.13%, 08/13/42	4,658	4,532,138
4.75%, 02/08/21	14,686	16,515,702
4.88%, 11/13/43	14,765	15,988,369
5.70%, 06/15/35[a]	3,955	4,779,161
5.88%, 02/06/41	12,600	15,283,661
6.38%, 06/15/34	8,149	10,491,037
7.72%, 02/15/19	12,497	15,065,560
Series A
6.82%, 08/15/18	7,724	8,968,394
Series D
4.37%, 09/15/23	15,899	17,328,414
Prudential Financial Inc.
4.60%, 05/15/44[a]	13,200	13,215,006
5.70%, 12/14/36	150	171,281
7.38%, 06/15/19	15,082	18,096,682
Series D
6.63%, 12/01/37	9,050	11,517,954

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Travelers Companies Inc. (The)
5.35%, 11/01/40	$7,075	$8,379,424
6.25%, 06/15/37	8,805	11,458,966

		431,041,201
INTERNET — 0.73%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	5,855	5,668,534
2.60%, 12/05/19 (Call 11/05/19)	17,395	17,742,109
3.30%, 12/05/21 (Call 10/05/21)	14,250	14,695,975
3.80%, 12/05/24 (Call 09/05/24)[a]	17,932	18,524,341
4.80%, 12/05/34 (Call 06/05/34)	20,996	21,780,280
4.95%, 12/05/44 (Call 06/05/44)	11,970	12,279,846
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	11,850	11,834,509
2.60%, 07/15/22 (Call 04/15/22)[a]	20,974	19,919,587
2.88%, 08/01/21 (Call 06/01/21)	2,348	2,346,371
3.45%, 08/01/24 (Call 05/01/24)[a]	7,502	7,382,154
4.00%, 07/15/42 (Call 01/15/42)[a]	10,324	8,730,132
Google Inc.
3.38%, 02/25/24	8,096	8,424,906
3.63%, 05/19/21	11,343	12,251,100

		161,579,844
MACHINERY — 0.65%
Caterpillar Financial Services Corp.
2.10%, 06/09/19[a]	10,250	10,359,197
7.15%, 02/15/19	8,815	10,485,376
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	15,295	15,878,243
3.80%, 08/15/42	17,060	16,094,760
3.90%, 05/27/21	21,222	23,053,142
5.20%, 05/27/41	11,060	12,607,521
7.90%, 12/15/18	6,700	8,124,692
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	13,121	13,087,795
3.90%, 06/09/42 (Call 12/09/41)	13,510	13,120,164
4.38%, 10/16/19[a]	12,021	13,315,651
John Deere Capital Corp.
1.95%, 12/13/18[a]	6,259	6,332,467

		142,459,008
MANUFACTURING — 0.63%
3M Co.
5.70%, 03/15/37	3,350	4,208,549
Danaher Corp.
5.40%, 03/01/19	2,919	3,282,245
Eaton Corp.
2.75%, 11/02/22	19,967	19,818,362
4.15%, 11/02/42[a]	9,590	9,404,242
General Electric Co.
2.70%, 10/09/22	36,759	36,842,200
3.38%, 03/11/24[a]	5,000	5,218,524
4.13%, 10/09/42	19,258	19,321,586
4.50%, 03/11/44	20,000	21,170,122
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	16,402	15,874,659

Security	Principal (000s)	Value

Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	$2,998	$3,451,804

		138,592,293
MEDIA — 5.57%
21st Century Fox America Inc.
3.00%, 09/15/22	14,352	14,412,929
4.50%, 02/15/21	7,001	7,689,259
6.15%, 03/01/37	8,575	10,283,170
6.15%, 02/15/41	19,131	22,923,137
6.20%, 12/15/34	14,674	17,779,509
6.40%, 12/15/35	16,905	21,044,892
6.65%, 11/15/37	9,357	11,808,393
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	2,065	2,016,032
4.60%, 01/15/45 (Call 07/15/44)	5,000	4,628,873
7.88%, 07/30/30	3,130	4,180,588
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	21,498	30,497,005
Comcast Corp.
2.85%, 01/15/23	7,385	7,347,123
3.13%, 07/15/22	14,025	14,216,145
3.38%, 02/15/25 (Call 11/15/24)[a]	21,750	22,010,232
3.38%, 08/15/25 (Call 05/15/25)	3,305	3,354,717
3.60%, 03/01/24	9,996	10,326,724
4.20%, 08/15/34 (Call 02/15/34)	6,350	6,387,062
4.25%, 01/15/33	12,245	12,388,251
4.40%, 08/15/35 (Call 02/15/35)	3,000	3,088,872
4.60%, 08/15/45 (Call 02/15/45)	10,415	10,795,971
4.65%, 07/15/42	19,292	20,162,447
4.75%, 03/01/44[a]	20,906	22,172,118
5.15%, 03/01/20	16,568	18,851,213
5.65%, 06/15/35	12,002	14,034,930
5.70%, 05/15/18	4,177	4,693,422
6.40%, 05/15/38	1,850	2,354,551
6.40%, 03/01/40[a]	9,379	12,023,772
6.45%, 03/15/37	30,385	38,514,343
6.50%, 11/15/35[a]	4,347	5,565,951
6.55%, 07/01/39	15,003	19,429,067
6.95%, 08/15/37	11,360	15,181,705
7.05%, 03/15/33	3,910	5,143,593
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22[a]	16,371	16,815,360
3.95%, 01/15/25 (Call 10/15/24)	12,300	12,411,276
4.45%, 04/01/24 (Call 01/01/24)[a]	20,278	21,338,028
4.60%, 02/15/21 (Call 11/15/20)	6,755	7,273,133
5.00%, 03/01/21	18,329	20,144,000
5.15%, 03/15/42[a]	12,468	12,115,833
5.20%, 03/15/20	15,905	17,705,691
5.88%, 10/01/19	10,949	12,470,049
6.00%, 08/15/40 (Call 05/15/40)	11,075	11,910,666
6.38%, 03/01/41	17,677	19,842,747
Discovery Communications LLC
4.88%, 04/01/43	18,123	17,161,901
5.05%, 06/01/20[a]	14,835	16,442,452
6.35%, 06/01/40	7,350	8,339,818
Historic TW Inc.
6.63%, 05/15/29	15,075	18,993,164
NBCUniversal Media LLC
2.88%, 01/15/23	15,161	15,030,562
4.38%, 04/01/21	18,102	19,906,737
4.45%, 01/15/43	12,122	12,157,122

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.15%, 04/30/20[a]	$24,305	$27,665,827
5.95%, 04/01/41	17,724	21,439,581
6.40%, 04/30/40	16,093	20,501,610
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	7,932,107
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	12,348	12,802,078
4.50%, 09/15/42 (Call 03/15/42)[a]	28,620	24,791,402
5.00%, 02/01/20	28,173	30,326,947
5.50%, 09/01/41 (Call 03/01/41)	14,112	13,623,554
5.88%, 11/15/40 (Call 05/15/40)	13,641	13,793,011
6.55%, 05/01/37	18,092	19,555,703
6.75%, 07/01/18	21,203	23,780,305
6.75%, 06/15/39	11,469	12,604,329
7.30%, 07/01/38[a]	20,097	23,124,705
8.25%, 04/01/19	24,586	29,097,138
8.75%, 02/14/19[a]	13,124	15,686,157
Time Warner Entertainment Co. LP
8.38%, 03/15/23	10,473	13,115,324
8.38%, 07/15/33	2,790	3,509,250
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[a]	30,725	30,783,464
4.70%, 01/15/21	11,103	12,181,416
4.75%, 03/29/21[a]	10,410	11,441,427
4.88%, 03/15/20	7,076	7,852,058
6.10%, 07/15/40	12,940	15,008,632
6.25%, 03/29/41	11,095	12,890,972
6.50%, 11/15/36	10,583	12,760,826
7.63%, 04/15/31	18,756	25,065,500
7.70%, 05/01/32	21,011	28,553,365
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	4,425	4,574,006
4.38%, 03/15/43	20,595	17,454,077
5.85%, 09/01/43 (Call 03/01/43)	23,867	24,854,908
6.88%, 04/30/36	9,739	11,463,402
Walt Disney Co. (The)
1.85%, 05/30/19	9,388	9,453,102
2.35%, 12/01/22[a]	8,896	8,789,829
2.75%, 08/16/21	5,376	5,518,633

		1,227,359,180
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	7,904	7,725,200

		7,725,200
MINING — 2.46%
Barrick Gold Corp.
3.85%, 04/01/22[a]	9,428	9,332,813
4.10%, 05/01/23	17,360	17,131,758
5.25%, 04/01/42	3,150	2,949,976
6.95%, 04/01/19[a]	3,094	3,603,376
Barrick North America Finance LLC
4.40%, 05/30/21	20,539	21,219,486
5.70%, 05/30/41	17,124	16,678,041
5.75%, 05/01/43[a]	14,929	14,947,330
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	7,050	7,030,111
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	19,318	19,305,870
3.25%, 11/21/21[a]	7,779	8,050,016

Security	Principal (000s)	Value

3.85%, 09/30/23[a]	$9,260	$9,754,261
4.13%, 02/24/42	17,115	16,403,663
5.00%, 09/30/43	30,279	32,773,893
6.50%, 04/01/19	21,658	25,259,156
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	15,923	15,945,071
3.55%, 03/01/22 (Call 12/01/21)[a]	18,683	17,716,661
3.88%, 03/15/23 (Call 12/15/22)[a]	25,367	23,791,575
4.55%, 11/14/24 (Call 08/14/24)[a]	9,450	9,063,007
5.40%, 11/14/34 (Call 05/14/34)[a]	11,050	9,821,661
5.45%, 03/15/43 (Call 09/15/42)	25,145	21,726,110
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	6,035	5,901,630
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	25,644	25,198,105
4.88%, 03/15/42 (Call 09/15/41)	23,029	20,311,638
5.13%, 10/01/19[a]	5,319	5,834,331
6.25%, 10/01/39	4,549	4,653,867
Rio Tinto Alcan Inc.
6.13%, 12/15/33	2,500	2,955,119
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	1,652	1,736,831
3.75%, 09/20/21[a]	22,980	24,064,284
4.13%, 05/20/21	12,238	13,112,901
5.20%, 11/02/40	16,770	18,093,824
6.50%, 07/15/18	12,119	13,818,321
7.13%, 07/15/28	4,500	5,765,607
9.00%, 05/01/19[a]	11,079	13,962,891
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	15,714	15,874,448
2.88%, 08/21/22 (Call 05/21/22)[a]	19,656	19,367,819
3.50%, 03/22/22 (Call 12/22/21)	17,571	18,033,628
4.13%, 08/21/42 (Call 02/21/42)[a]	13,621	12,869,249
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	2,580	2,329,255
6.25%, 07/15/41 (Call 01/15/41)	19,235	17,085,571

		543,473,154
OFFICE & BUSINESS EQUIPMENT — 0.08%
Xerox Corp.
4.50%, 05/15/21	14,716	15,785,690
6.35%, 05/15/18	2,622	2,946,056

		18,731,746
OIL & GAS — 8.83%
Anadarko Finance Co.
7.50%, 05/01/31[a]	5,250	6,763,440
Anadarko Petroleum Corp.
6.20%, 03/15/40	7,666	8,948,601
6.45%, 09/15/36	29,854	35,780,189
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	15,883	16,121,463
4.25%, 01/15/44 (Call 07/15/43)[a]	11,144	10,153,941
4.75%, 04/15/43 (Call 10/15/42)	15,960	15,498,180
5.10%, 09/01/40 (Call 03/01/40)	12,135	12,278,106
6.00%, 01/15/37	13,868	15,635,812
BP Capital Markets PLC
2.24%, 09/26/18[a]	6,201	6,320,648
2.24%, 05/10/19[a]	12,935	13,081,610
2.32%, 02/13/20	13,900	14,009,077
2.50%, 11/06/22[a]	16,912	16,314,643

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.75%, 05/10/23[a]	$19,105	$18,550,391
3.06%, 03/17/22[a]	5,890	5,956,169
3.25%, 05/06/22[a]	16,613	16,848,695
3.51%, 03/17/25	13,670	13,750,716
3.54%, 11/04/24	12,488	12,593,367
3.56%, 11/01/21	14,829	15,599,647
3.81%, 02/10/24[a]	13,459	13,930,594
3.99%, 09/26/23	2,940	3,087,658
4.50%, 10/01/20	16,186	17,900,963
4.74%, 03/11/21[a]	16,580	18,596,627
4.75%, 03/10/19	8,707	9,604,510
Canadian Natural Resources Ltd.
6.25%, 03/15/38[a]	11,429	13,292,919
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	13,357	12,019,215
5.70%, 10/15/19	5,542	6,207,044
6.75%, 11/15/39	10,949	12,860,584
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	20,499	20,751,117
1.96%, 03/03/20 (Call 02/03/20)[a]	15,000	15,039,402
2.36%, 12/05/22 (Call 09/05/22)	35,458	34,633,470
2.43%, 06/24/20 (Call 05/24/20)	19,889	20,302,516
3.19%, 06/24/23 (Call 03/24/23)	14,035	14,447,969
4.95%, 03/03/19[a]	19,039	21,243,225
ConocoPhillips
5.75%, 02/01/19	24,608	28,006,215
6.00%, 01/15/20[a]	10,988	12,852,806
6.50%, 02/01/39	42,069	54,436,142
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	1,740	1,749,224
2.40%, 12/15/22 (Call 09/15/22)[a]	19,375	18,832,624
2.88%, 11/15/21 (Call 09/15/21)	4,900	4,990,626
3.35%, 11/15/24 (Call 08/15/24)[a]	7,100	7,192,688
4.30%, 11/15/44 (Call 05/15/44)[a]	10,285	10,282,387
ConocoPhillips Holding Co.
6.95%, 04/15/29	8,043	10,647,651
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	23,160	21,651,094
4.50%, 04/15/23 (Call 01/15/23)	3,497	3,440,471
5.00%, 09/15/22 (Call 03/15/17)[a]	27,622	27,554,677
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	10,150	10,250,215
3.25%, 05/15/22 (Call 02/15/22)[a]	4,731	4,742,485
4.75%, 05/15/42 (Call 11/15/41)[a]	13,708	13,616,446
5.60%, 07/15/41 (Call 01/15/41)	16,658	18,233,110
7.95%, 04/15/32[a]	13,352	17,866,692
Devon Financing Corp. LLC
7.88%, 09/30/31[a]	11,788	15,616,256
Encana Corp.
6.50%, 08/15/34	14,385	16,229,764
6.50%, 02/01/38	5,400	6,034,414
Ensco PLC
4.70%, 03/15/21[a]	18,675	19,349,720
5.75%, 10/01/44 (Call 04/01/44)[a]	10,425	10,071,166
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	19,325	19,058,922
4.10%, 02/01/21	6,446	6,987,456
5.63%, 06/01/19	10,184	11,627,307
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	15,895	16,050,897
1.91%, 03/06/20 (Call 02/06/20)	19,000	19,106,516
2.40%, 03/06/22 (Call 01/06/22)[a]	13,000	12,994,067
2.71%, 03/06/25 (Call 12/06/24)	24,450	24,272,180

Security	Principal (000s)	Value

3.18%, 03/15/24 (Call 12/15/23)[a]	$14,000	$14,580,882
3.57%, 03/06/45 (Call 09/06/44)	7,850	7,504,989
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	1,429	1,514,740
6.88%, 02/15/23 (Call 02/15/18)	4,923	5,279,917
Hess Corp.
5.60%, 02/15/41[a]	14,053	15,009,613
6.00%, 01/15/40	9,855	10,826,717
7.30%, 08/15/31	13,368	16,193,633
8.13%, 02/15/19	4,422	5,301,851
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	12,508	12,640,956
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	17,376	16,619,901
6.60%, 10/01/37[a]	9,706	11,253,351
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	11,220	11,323,264
4.75%, 09/15/44 (Call 03/15/44)	12,840	12,409,070
5.13%, 03/01/21	6,060	6,755,623
6.50%, 03/01/41 (Call 09/01/40)	13,273	15,845,103
Nexen Energy ULC
5.88%, 03/10/35	12,888	14,867,967
6.40%, 05/15/37	12,360	15,122,202
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	10,510	11,093,958
5.05%, 11/15/44 (Call 05/15/44)	11,560	11,602,430
5.25%, 11/15/43 (Call 05/15/43)	12,190	12,454,822
6.00%, 03/01/41 (Call 09/01/40)	7,665	8,423,357
8.25%, 03/01/19	14,302	17,149,407
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,806	9,628,504
3.13%, 02/15/22 (Call 11/15/21)	8,621	8,803,904
Series 1
4.10%, 02/01/21 (Call 11/01/20)	21,970	23,909,555
Petro-Canada
6.80%, 05/15/38	12,231	15,664,298
Phillips 66
4.30%, 04/01/22	19,394	20,821,786
4.65%, 11/15/34 (Call 05/15/34)	12,585	12,612,687
4.88%, 11/15/44 (Call 05/15/44)	20,445	20,453,996
5.88%, 05/01/42[a]	18,790	21,232,700
Pride International Inc.
6.88%, 08/15/20[a]	12,930	14,940,343
Shell International Finance BV
1.90%, 08/10/18[a]	14,452	14,667,059
2.00%, 11/15/18[a]	9,278	9,459,395
2.13%, 05/11/20	14,490	14,581,685
2.25%, 01/06/23	14,642	14,150,811
2.38%, 08/21/22	11,763	11,548,403
3.25%, 05/11/25	19,855	20,111,938
3.40%, 08/12/23	22,908	23,797,343
4.13%, 05/11/35	5,000	5,067,587
4.30%, 09/22/19	35,771	39,318,850
4.38%, 03/25/20	5,575	6,179,618
4.38%, 05/11/45	22,000	22,548,691
4.55%, 08/12/43	19,651	20,523,644
5.50%, 03/25/40	16,800	19,790,576
6.38%, 12/15/38[a]	19,470	25,317,003
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	7,900	8,194,253
4.10%, 03/15/22 (Call 12/15/21)[a]	10,600	10,640,121
4.95%, 01/23/25 (Call 10/23/24)	16,038	16,561,466

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Statoil ASA
1.95%, 11/08/18	$11,905	$12,055,396
2.25%, 11/08/19[a]	5,500	5,580,986
2.45%, 01/17/23	21,703	21,201,910
2.65%, 01/15/24	2,849	2,784,225
2.75%, 11/10/21	1,880	1,903,855
2.90%, 11/08/20	6,377	6,609,231
3.15%, 01/23/22	15,792	16,259,570
3.70%, 03/01/24[a]	7,600	7,988,099
3.95%, 05/15/43	9,857	9,513,485
4.80%, 11/08/43	15,361	16,828,846
5.10%, 08/17/40	6,852	7,753,914
5.25%, 04/15/19	9,548	10,759,148
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[a]	9,000	9,138,779
6.10%, 06/01/18	7,230	8,094,796
6.50%, 06/15/38	8,028	10,039,985
6.85%, 06/01/39	10,670	13,735,920
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	18,237	17,968,416
Total Capital International SA
2.10%, 06/19/19[a]	13,650	13,814,532
2.13%, 01/10/19[a]	9,000	9,155,854
2.70%, 01/25/23	16,959	16,745,732
2.75%, 06/19/21[a]	9,100	9,262,086
2.88%, 02/17/22	8,212	8,304,917
3.70%, 01/15/24[a]	12,250	12,862,687
3.75%, 04/10/24[a]	19,406	20,502,515
Total Capital SA
2.13%, 08/10/18	4,787	4,898,267
4.45%, 06/24/20	4,206	4,674,190
Valero Energy Corp.
6.13%, 02/01/20[a]	11,824	13,634,998
6.63%, 06/15/37	20,333	23,990,618
7.50%, 04/15/32	8,781	10,943,009
9.38%, 03/15/19	2,314	2,883,954

		1,946,056,615
OIL & GAS SERVICES — 0.79%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	1,950	1,997,762
5.13%, 09/15/40	18,532	20,118,589
7.50%, 11/15/18	11,901	14,152,185
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	12,594	12,970,916
4.75%, 08/01/43 (Call 02/01/43)	12,100	12,738,780
6.15%, 09/15/19	11,236	13,041,206
6.70%, 09/15/38	7,395	9,430,648
7.45%, 09/15/39	13,270	18,158,035
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	17,203	16,625,724
3.95%, 12/01/42 (Call 06/01/42)[a]	11,109	10,036,300
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	11,772	12,417,778
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	17,145	16,637,866
5.13%, 09/15/20[a]	11,969	12,263,701
9.63%, 03/01/19[a]	3,304	3,885,140

		174,474,630
PHARMACEUTICALS — 5.83%
Abbott Laboratories

Security	Principal (000s)	Value

2.00%, 03/15/20[a]	$5,550	$5,565,354
2.55%, 03/15/22[a]	9,838	9,833,069
2.95%, 03/15/25 (Call 12/15/24)	15,350	15,240,812
5.13%, 04/01/19	10,821	12,143,127
AbbVie Inc.
2.00%, 11/06/18	5,386	5,404,811
2.50%, 05/14/20 (Call 04/14/20)	38,985	39,045,945
2.90%, 11/06/22[a]	36,814	36,293,133
3.20%, 11/06/22 (Call 09/06/22)	2,260	2,272,646
3.60%, 05/14/25 (Call 02/14/25)	31,745	31,999,677
4.40%, 11/06/42	32,337	31,512,057
4.50%, 05/14/35 (Call 11/14/34)	23,340	23,504,118
4.70%, 05/14/45 (Call 11/14/44)	22,170	22,580,276
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	40,895	41,510,907
3.45%, 03/15/22 (Call 01/15/22)	32,615	32,946,029
3.80%, 03/15/25 (Call 12/15/24)[a]	41,440	41,771,172
3.85%, 06/15/24 (Call 03/15/24)[a]	11,000	11,159,927
4.55%, 03/15/35 (Call 09/15/34)	28,635	28,380,272
4.75%, 03/15/45 (Call 09/15/44)	25,290	25,186,435
4.85%, 06/15/44 (Call 12/15/43)	14,060	14,148,786
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	23,773	23,524,491
4.63%, 10/01/42 (Call 04/01/42)	16,769	16,324,082
AstraZeneca PLC
1.95%, 09/18/19[a]	6,138	6,175,437
4.00%, 09/18/42[a]	11,200	10,987,848
6.45%, 09/15/37	32,491	42,919,627
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	9,509	9,248,907
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)[a]	7,330	7,210,951
3.70%, 03/01/45 (Call 09/01/44)[a]	10,140	9,569,949
5.55%, 03/15/37	9,739	11,727,705
Express Scripts Holding Co.
2.25%, 06/15/19	3,306	3,305,141
3.50%, 06/15/24 (Call 03/15/24)	10,537	10,616,241
3.90%, 02/15/22	9,377	9,835,814
4.75%, 11/15/21	24,185	26,801,058
Forest Laboratories Inc.
4.38%, 02/01/19[c]	1,900	2,028,018
4.88%, 02/15/21[c]	1,800	1,967,234
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	19,435	19,363,567
5.65%, 05/15/18	15,814	17,748,416
6.38%, 05/15/38	29,881	38,523,473
GlaxoSmithKline Capital PLC
2.85%, 05/08/22[a]	22,569	22,775,933
Johnson & Johnson
3.38%, 12/05/23[a]	4,161	4,400,250
4.38%, 12/05/33 (Call 06/05/33)[a]	9,250	10,152,588
5.15%, 07/15/18	12,957	14,509,262
5.95%, 08/15/37	12,830	16,748,693
McKesson Corp.
2.28%, 03/15/19	11,862	11,925,581
3.80%, 03/15/24 (Call 12/15/23)	4,081	4,211,852
4.88%, 03/15/44 (Call 09/15/43)	11,429	12,044,421
Merck & Co. Inc.
1.85%, 02/10/20[a]	14,735	14,741,022
2.35%, 02/10/22	8,385	8,293,212
2.40%, 09/15/22 (Call 06/15/22)	19,181	18,874,430
2.75%, 02/10/25 (Call 11/10/24)	32,040	31,373,212
2.80%, 05/18/23	19,067	19,166,940

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.70%, 02/10/45 (Call 08/10/44)	$20,975	$19,491,669
3.88%, 01/15/21 (Call 10/15/20)[a]	6,405	6,941,245
4.15%, 05/18/43	16,475	16,544,383
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	17,536	19,717,901
Novartis Capital Corp.
2.40%, 09/21/22[a]	24,234	23,948,851
3.40%, 05/06/24	30,725	32,008,789
4.40%, 04/24/20[a]	4,182	4,664,827
4.40%, 05/06/44	24,383	26,126,570
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25,392	28,465,722
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)[a]	3,721	3,780,259
Pfizer Inc.
1.50%, 06/15/18	2,195	2,207,775
2.10%, 05/15/19[a]	24,820	25,202,161
3.00%, 06/15/23[a]	7,060	7,091,776
3.40%, 05/15/24[a]	11,525	11,841,259
4.30%, 06/15/43	10,091	10,123,789
6.20%, 03/15/19	40,426	46,818,216
7.20%, 03/15/39[a]	28,121	39,457,413
Sanofi
4.00%, 03/29/21[a]	9,093	9,908,869
Wyeth LLC
5.95%, 04/01/37	25,282	31,130,462
6.50%, 02/01/34[a]	7,594	9,863,731
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	10,860	10,646,189
4.70%, 02/01/43 (Call 08/01/42)[a]	11,875	11,684,728

		1,285,260,492
PIPELINES — 3.07%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[c]	3,000	3,028,607
4.50%, 06/01/25 (Call 03/01/25)[c]	3,000	3,049,431
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	12,000	12,061,924
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)[a]	11,344	11,061,536
4.05%, 03/15/25 (Call 12/15/24)	12,595	12,304,501
4.65%, 06/01/21 (Call 03/01/21)	18,563	19,640,229
5.15%, 03/15/45 (Call 09/15/44)	19,250	17,965,026
5.20%, 02/01/22 (Call 11/01/21)	5,975	6,395,499
6.50%, 02/01/42 (Call 08/01/41)	3,610	3,974,212
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	6,700	6,787,877
3.35%, 03/15/23 (Call 12/15/22)	14,147	14,150,346
3.70%, 02/15/26 (Call 12/15/25)	470	472,198
3.75%, 02/15/25 (Call 11/15/24)[a]	19,155	19,388,909
3.90%, 02/15/24 (Call 11/15/23)	4,945	5,101,946
4.45%, 02/15/43 (Call 08/15/42)	7,838	7,350,411
4.85%, 08/15/42 (Call 02/15/42)	8,670	8,664,235
4.85%, 03/15/44 (Call 09/15/43)	17,090	17,022,956
4.90%, 05/15/46 (Call 12/15/45)	3,420	3,452,489
5.10%, 02/15/45 (Call 08/15/44)	18,386	18,994,029
5.20%, 09/01/20	11,723	13,204,661
5.95%, 02/01/41	7,210	8,159,744
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	13,792	13,759,861
3.50%, 03/01/21 (Call 01/01/21)[a]	10,451	10,484,892
3.95%, 09/01/22 (Call 06/01/22)	20,501	20,626,948

Security	Principal (000s)	Value

5.50%, 03/01/44 (Call 09/01/43)	$10,150	$9,964,343
6.95%, 01/15/38[a]	16,719	18,711,963
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	12,500	12,578,219
4.30%, 06/01/25 (Call 03/01/25)	17,900	17,983,385
5.05%, 02/15/46 (Call 08/15/45)	5,550	5,070,777
5.30%, 12/01/34 (Call 06/01/34)	20,129	19,653,948
5.55%, 06/01/45 (Call 12/01/44)	7,800	7,613,606
7.75%, 01/15/32[a]	10,934	12,808,887
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	13,901	13,306,704
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,000	5,906,239
3.65%, 06/01/22 (Call 03/01/22)	10,711	10,885,293
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	11,000	12,045,000
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	10,838	11,814,766
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	14,760	14,394,745
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	8,452	8,158,390
3.80%, 10/01/20[a]	5,742	6,106,726
4.63%, 03/01/34 (Call 12/01/33)[a]	15,500	16,067,081
6.10%, 06/01/40	11,514	13,883,227
6.20%, 10/15/37	9,590	11,507,823
6.50%, 08/15/18	8,737	9,980,854
7.13%, 01/15/19	8,197	9,598,833
7.63%, 01/15/39[a]	16,815	23,434,569
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	7,700	7,488,135
4.55%, 06/24/24 (Call 03/24/24)	13,020	13,301,358
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[a]	17,585	17,202,099
3.60%, 03/15/22 (Call 01/15/22)	7,600	7,554,988
3.90%, 01/15/25 (Call 10/15/24)[a]	13,050	12,957,196
4.00%, 09/15/25 (Call 06/15/25)[a]	15,175	14,970,128
4.30%, 03/04/24 (Call 12/04/23)	6,670	6,847,607
5.10%, 09/15/45 (Call 03/15/45)[a]	15,000	14,291,459
5.25%, 03/15/20	16,468	18,381,508
6.30%, 04/15/40	15,458	16,698,951
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	5,000	5,075,000
4.88%, 03/15/24 (Call 03/15/19)[a]	12,725	12,852,250

		676,198,524
REAL ESTATE INVESTMENT TRUSTS — 0.89%
American Tower Corp.
3.40%, 02/15/19	3,909	4,038,950
3.50%, 01/31/23	14,356	14,025,256
4.70%, 03/15/22	2,100	2,203,576
5.00%, 02/15/24	10,060	10,752,631
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	12,820	13,656,709
3.85%, 02/01/23 (Call 11/01/22)	15,583	16,318,708
4.13%, 05/15/21 (Call 02/15/21)	4,226	4,573,100
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)[a]	9,025	9,287,070
4.63%, 12/15/21 (Call 09/15/21)[a]	13,535	15,001,915
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	12,876	12,895,877
3.88%, 08/15/24 (Call 05/15/24)	10,850	10,820,020

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.25%, 11/15/23 (Call 08/15/23)	$3,575	$3,702,462
5.38%, 02/01/21 (Call 11/03/20)	15,350	17,196,544
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)[a]	14,954	15,227,899
4.38%, 03/01/21 (Call 12/01/20)	21,859	24,109,861
5.65%, 02/01/20 (Call 11/01/19)[a]	4,395	5,064,451
6.13%, 05/30/18	3,499	3,959,449
Weyerhaeuser Co.
7.38%, 03/15/32	11,034	14,141,746

		196,976,224
RETAIL — 3.69%
Costco Wholesale Corp.
1.70%, 12/15/19	13,678	13,651,466
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	13,472	13,723,040
2.25%, 08/12/19 (Call 07/12/19)[a]	5,000	5,043,135
2.75%, 12/01/22 (Call 09/01/22)	4,000	3,939,174
4.00%, 12/05/23 (Call 09/05/23)[a]	4,493	4,762,905
5.30%, 12/05/43 (Call 06/05/43)[a]	11,550	13,183,573
6.13%, 09/15/39	4,045	5,032,359
Home Depot Inc. (The)
2.00%, 06/15/19[a]	5,006	5,073,683
2.25%, 09/10/18 (Call 08/10/18)[a]	13,451	13,843,117
2.63%, 06/01/22	4,505	4,507,755
2.70%, 04/01/23 (Call 01/01/23)[a]	11,343	11,288,760
3.75%, 02/15/24 (Call 11/15/23)[a]	13,804	14,683,675
4.20%, 04/01/43 (Call 10/01/42)	12,780	12,768,529
4.40%, 04/01/21 (Call 01/01/21)	8,868	9,876,806
4.40%, 03/15/45 (Call 09/15/44)	12,265	12,643,655
4.88%, 02/15/44 (Call 08/15/43)	13,022	14,189,748
5.88%, 12/16/36	34,972	43,124,921
5.95%, 04/01/41 (Call 10/01/40)	10,560	13,086,253
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	22,555	23,325,050
4.65%, 04/15/42 (Call 10/15/41)	3,310	3,544,422
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7,240	7,094,283
McDonald’s Corp.
2.63%, 01/15/22	11,843	11,757,813
6.30%, 10/15/37	4,301	5,300,152
6.30%, 03/01/38[a]	14,859	18,386,868
Target Corp.
2.30%, 06/26/19[a]	7,544	7,686,752
2.90%, 01/15/22[a]	12,655	12,941,684
3.50%, 07/01/24[a]	11,500	11,993,687
3.88%, 07/15/20[a]	6,671	7,258,714
4.00%, 07/01/42[a]	22,750	22,141,686
6.50%, 10/15/37[a]	14,364	18,887,433
7.00%, 01/15/38	3,295	4,540,624
Wal-Mart Stores Inc.
1.95%, 12/15/18	10,217	10,422,999
2.55%, 04/11/23 (Call 01/11/23)	23,771	23,470,325
3.25%, 10/25/20	6,683	7,086,807
3.30%, 04/22/24 (Call 01/22/24)[a]	24,460	25,258,553
3.63%, 07/08/20	21,129	22,823,692
4.00%, 04/11/43 (Call 10/11/42)	16,265	15,983,993
4.25%, 04/15/21	24,919	27,693,860
4.30%, 04/22/44 (Call 10/22/43)	14,460	14,800,442
4.75%, 10/02/43 (Call 04/02/43)	7,759	8,500,945
4.88%, 07/08/40[a]	7,434	8,240,559
5.00%, 10/25/40	3,373	3,811,227

Security	Principal (000s)	Value

5.25%, 09/01/35[a]	$26,076	$30,546,076
5.63%, 04/01/40	22,169	27,015,585
5.63%, 04/15/41	24,229	29,533,688
5.88%, 04/05/27	3,829	4,859,784
6.20%, 04/15/38	15,337	19,841,946
6.50%, 08/15/37	40,880	54,455,995
7.55%, 02/15/30	12,619	18,326,261
Walgreen Co.
3.10%, 09/15/22[a]	4,434	4,393,629
5.25%, 01/15/19[a]	13,988	15,541,531
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	15,000	15,219,123
3.30%, 11/18/21 (Call 09/18/21)	26,050	26,408,091
3.80%, 11/18/24 (Call 08/18/24)[a]	8,425	8,463,720
4.80%, 11/18/44 (Call 05/18/44)	21,920	21,855,362

		813,835,915
SEMICONDUCTORS — 0.68%
Intel Corp.
2.70%, 12/15/22[a]	16,424	16,391,929
3.30%, 10/01/21	20,126	21,280,641
4.00%, 12/15/32[a]	10,175	9,914,543
4.25%, 12/15/42[a]	9,325	9,063,527
4.80%, 10/01/41	20,579	21,600,928
QUALCOMM Inc.
2.25%, 05/20/20	15,250	15,287,855
3.00%, 05/20/22	14,025	14,097,861
3.45%, 05/20/25 (Call 02/20/25)	14,000	13,947,968
4.65%, 05/20/35 (Call 11/20/34)	9,000	8,975,321
4.80%, 05/20/45 (Call 11/20/44)	13,000	12,948,618
Texas Instruments Inc.
1.65%, 08/03/19[a]	6,519	6,482,782

		149,991,973
SOFTWARE — 2.62%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	9,050	8,965,702
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	5,000	5,009,433
3.85%, 06/01/25 (Call 03/01/25)	3,000	3,036,814
Microsoft Corp.
1.63%, 12/06/18[a]	7,221	7,301,062
1.85%, 02/12/20 (Call 01/12/20)[a]	23,200	23,336,244
2.13%, 11/15/22[a]	5,427	5,238,435
2.38%, 02/12/22 (Call 01/12/22)	15,120	14,985,809
2.38%, 05/01/23 (Call 02/01/23)[a]	11,957	11,776,488
2.70%, 02/12/25 (Call 11/12/24)[a]	31,580	30,913,558
3.00%, 10/01/20[a]	12,557	13,225,056
3.50%, 02/12/35 (Call 08/12/34)[a]	15,185	14,161,012
3.50%, 11/15/42	15,384	13,786,119
3.63%, 12/15/23 (Call 09/15/23)[a]	20,461	21,861,138
3.75%, 02/12/45 (Call 08/12/44)	18,560	17,078,199
4.00%, 02/12/55 (Call 08/12/54)	28,875	26,385,764
4.20%, 06/01/19	7,283	7,997,325
4.50%, 10/01/40	9,750	10,118,700
5.20%, 06/01/39[a]	5,344	6,106,069
5.30%, 02/08/41	10,573	12,213,037
Oracle Corp.
2.25%, 10/08/19	36,090	36,609,411
2.38%, 01/15/19[a]	7,998	8,186,179
2.50%, 05/15/22 (Call 03/15/22)	22,000	21,727,966

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.50%, 10/15/22	$16,559	$16,228,128
2.80%, 07/08/21	16,102	16,441,805
2.95%, 05/15/25 (Call 02/15/25)	17,000	16,686,048
3.40%, 07/08/24 (Call 04/08/24)[a]	35,204	36,067,677
3.63%, 07/15/23	11,388	11,952,007
3.88%, 07/15/20	3,874	4,210,994
3.90%, 05/15/35 (Call 11/15/34)	11,000	10,616,734
4.13%, 05/15/45 (Call 11/15/44)	18,000	17,320,450
4.30%, 07/08/34 (Call 01/08/34)	36,422	37,119,237
4.38%, 05/15/55 (Call 11/15/54)	2,000	1,938,594
4.50%, 07/08/44 (Call 01/08/44)[a]	18,887	19,331,468
5.00%, 07/08/19	21,966	24,578,930
5.38%, 07/15/40	16,075	18,393,240
6.13%, 07/08/39	16,660	20,503,099
6.50%, 04/15/38[a]	4,539	5,803,210

		577,211,141
TELECOMMUNICATIONS — 8.17%
AT&T Corp.
8.00%, 11/15/31	11,544	16,277,202
AT&T Inc.
2.30%, 03/11/19[a]	10,015	10,093,608
2.38%, 11/27/18[a]	19,116	19,413,625
2.45%, 06/30/20 (Call 05/30/20)	26,760	26,559,996
2.63%, 12/01/22 (Call 09/01/22)[a]	8,437	8,092,134
3.00%, 02/15/22[a]	24,865	24,734,265
3.00%, 06/30/22 (Call 04/30/22)	29,960	29,505,471
3.40%, 05/15/25 (Call 02/15/25)	50,000	48,594,155
3.88%, 08/15/21	9,953	10,413,797
3.90%, 03/11/24 (Call 12/11/23)[a]	16,725	17,251,518
4.30%, 12/15/42 (Call 06/15/42)	4,110	3,679,170
4.35%, 06/15/45 (Call 12/15/44)	39,529	35,448,852
4.45%, 05/15/21	10,045	10,822,103
4.50%, 05/15/35 (Call 11/15/34)	28,210	26,929,593
4.75%, 05/15/46 (Call 11/15/45)	36,785	34,968,299
4.80%, 06/15/44 (Call 12/15/43)[a]	25,075	24,068,978
5.35%, 09/01/40[a]	39,640	40,649,849
5.55%, 08/15/41[a]	29,397	30,904,931
5.60%, 05/15/18[a]	5,616	6,217,746
5.80%, 02/15/19[a]	20,850	23,520,941
6.30%, 01/15/38	19,040	21,668,954
6.50%, 09/01/37	7,600	8,875,650
6.55%, 02/15/39	17,500	20,528,776
British Telecommunications PLC
2.35%, 02/14/19	19,420	19,654,368
9.63%, 12/15/30[a]	23,493	37,136,783
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	6,757	6,758,830
Cisco Systems Inc.
2.13%, 03/01/19[a]	16,035	16,316,408
3.63%, 03/04/24[a]	13,050	13,682,331
4.45%, 01/15/20	25,847	28,721,166
4.95%, 02/15/19	17,763	19,822,460
5.50%, 01/15/40	25,971	30,432,955
5.90%, 02/15/39	23,325	28,315,164
Deutsche Telekom International Finance BV
6.00%, 07/08/19	9,461	10,912,774
6.75%, 08/20/18	7,082	8,176,162
8.75%, 06/15/30	39,969	58,721,763
GTE Corp.
6.94%, 04/15/28	2,224	2,742,980

Security	Principal (000s)	Value

New Cingular Wireless Services Inc.
8.75%, 03/01/31	$8,743	$12,394,253
Orange SA
2.75%, 02/06/19	21,919	22,520,370
4.13%, 09/14/21[a]	13,724	14,868,916
5.38%, 07/08/19	6,051	6,823,793
5.38%, 01/13/42	12,527	13,614,635
5.50%, 02/06/44 (Call 08/06/43)[a]	11,722	13,039,471
9.00%, 03/01/31	26,928	39,926,057
Qwest Corp.
6.75%, 12/01/21	6,652	7,483,500
6.88%, 09/15/33 (Call 06/29/15)[a]	6,680	6,680,000
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	12,179	12,745,242
5.00%, 03/15/44 (Call 09/15/43)	7,340	7,618,389
6.80%, 08/15/18	16,365	18,831,191
Telefonica Emisiones SAU
4.57%, 04/27/23	11,350	12,240,877
5.13%, 04/27/20[a]	17,589	19,553,507
5.46%, 02/16/21[a]	11,526	13,011,983
5.88%, 07/15/19[a]	12,111	13,790,235
7.05%, 06/20/36[a]	25,185	32,254,971
Telefonica Europe BV
8.25%, 09/15/30	11,928	16,598,908
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	13,806	13,161,385
2.63%, 02/21/20[a]	3,000	3,029,033
3.00%, 11/01/21 (Call 09/01/21)	15,879	16,014,045
3.45%, 03/15/21	11,000	11,405,173
3.50%, 11/01/21	19,912	20,625,385
3.50%, 11/01/24 (Call 08/01/24)[a]	18,850	18,869,084
3.65%, 09/14/18	11,072	11,695,965
3.85%, 11/01/42 (Call 05/01/42)	9,700	8,253,731
4.15%, 03/15/24 (Call 12/15/23)[a]	9,987	10,480,176
4.27%, 01/15/36[c]	4,000	3,742,552
4.40%, 11/01/34 (Call 05/01/34)	25,294	24,365,801
4.50%, 09/15/20[a]	30,416	33,247,000
4.52%, 09/15/48[c]	21,500	19,860,195
4.60%, 04/01/21[a]	9,349	10,236,155
4.67%, 03/15/55[a,c]	16,500	15,046,662
4.75%, 11/01/41	10,300	10,011,603
4.86%, 08/21/46	28,972	28,210,865
5.01%, 08/21/54[a]	38,250	36,554,397
5.05%, 03/15/34 (Call 12/15/33)	17,402	18,063,359
5.15%, 09/15/23[a]	77,800	87,164,918
5.85%, 09/15/35	12,625	14,229,409
6.00%, 04/01/41	5,393	6,127,882
6.25%, 04/01/37	4,982	5,919,497
6.35%, 04/01/19	12,335	14,252,990
6.40%, 09/15/33	55,041	65,128,386
6.40%, 02/15/38[a]	15,012	18,036,199
6.55%, 09/15/43	73,856	89,693,356
6.90%, 04/15/38	7,595	9,502,662
7.35%, 04/01/39	2,415	3,136,404
7.75%, 12/01/30	23,272	31,844,288
Vodafone Group PLC
2.50%, 09/26/22[a]	13,319	12,232,676
2.95%, 02/19/23[a]	24,260	22,891,738
4.38%, 02/19/43[a]	12,543	11,066,950
5.45%, 06/10/19	13,650	15,286,597
6.15%, 02/27/37[a]	12,511	14,177,919
7.88%, 02/15/30	2,500	3,137,917

		1,801,312,409

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

TRANSPORTATION — 0.87%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	$5,000	$4,901,022
3.85%, 09/01/23 (Call 06/01/23)	5,200	5,501,357
4.15%, 04/01/45 (Call 10/01/44)[a]	5,895	5,646,618
4.45%, 03/15/43 (Call 09/15/42)[a]	4,981	5,010,530
4.55%, 09/01/44 (Call 03/01/44)[a]	13,225	13,480,414
4.70%, 10/01/19	9,268	10,300,514
4.90%, 04/01/44 (Call 10/01/43)	18,220	19,710,046
5.75%, 05/01/40 (Call 11/01/39)	6,197	7,406,522
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	9,400	9,007,689
FedEx Corp.
4.00%, 01/15/24[a]	13,151	13,911,943
5.10%, 01/15/44	10,730	11,575,710
8.00%, 01/15/19[a]	1,765	2,130,610
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	10,791	11,865,491
United Parcel Service Inc.
2.45%, 10/01/22	5,470	5,451,738
3.13%, 01/15/21[a]	21,264	22,442,189
5.13%, 04/01/19	19,434	21,938,670
6.20%, 01/15/38	17,037	21,897,847

		192,178,910

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,513,422,327)		21,668,288,461

SHORT-TERM INVESTMENTS — 9.05%

MONEY MARKET FUNDS — 9.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,d,e]	1,413,298	1,413,298,274
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,d,e]	79,147	79,147,093
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	502,249	502,249,099

		1,994,694,466

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,994,694,466)		1,994,694,466

TOTAL INVESTMENTS IN SECURITIES — 107.32% (Cost: $23,508,116,793)		23,662,982,927
Other Assets, Less Liabilities — (7.32)%		(1,614,771,881)

NET ASSETS — 100.00%		$22,048,211,046

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

190

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.93%

ADVERTISING — 0.22%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$700	$707,894
3.75%, 02/15/23	1,226	1,253,482
4.00%, 03/15/22	595	616,234
4.20%, 04/15/24[a]	1,250	1,302,038
Omnicom Group Inc.
3.63%, 05/01/22	4,692	4,883,959
4.45%, 08/15/20	1,615	1,758,290
6.25%, 07/15/19	1,000	1,153,825
WPP Finance 2010
3.63%, 09/07/22[a]	1,900	1,952,404

		13,628,126
AEROSPACE & DEFENSE — 0.94%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,133,901
2.90%, 08/15/18 (Call 07/15/18)	575	600,479
4.70%, 10/27/19	1,500	1,679,024
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	555	541,510
2.85%, 10/30/24 (Call 07/30/24)[a]	1,400	1,408,328
4.88%, 02/15/20	997	1,126,758
6.00%, 03/15/19[a]	1,400	1,611,877
8.75%, 08/15/21	420	572,453
Embraer Overseas Ltd.
5.70%, 09/16/23[a,b]	2,146	2,293,537
Exelis Inc.
4.25%, 10/01/16	150	155,163
5.55%, 10/01/21	700	771,440
General Dynamics Corp.
1.00%, 11/15/17	500	499,052
2.25%, 07/15/16	1,650	1,679,869
2.25%, 11/15/22 (Call 08/15/22)	2,450	2,368,545
3.88%, 07/15/21 (Call 04/15/21)	500	541,167
L-3 Communications Corp.
1.50%, 05/28/17	1,450	1,433,160
3.95%, 11/15/16	950	981,453
3.95%, 05/28/24 (Call 02/28/24)[a]	1,560	1,541,840
4.75%, 07/15/20	1,092	1,170,539
4.95%, 02/15/21 (Call 11/15/20)	1,188	1,278,056
5.20%, 10/15/19	1,210	1,322,682
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,185,654
2.90%, 03/01/25 (Call 12/01/24)	225	222,050
3.35%, 09/15/21	1,146	1,204,714
4.25%, 11/15/19	1,322	1,449,065
Northrop Grumman Corp.
1.75%, 06/01/18	3,275	3,277,550
3.25%, 08/01/23	1,173	1,185,061
3.50%, 03/15/21	1,500	1,558,551
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	2,988	2,958,324
3.15%, 12/15/24 (Call 09/15/24)[a]	570	581,254
4.40%, 02/15/20	1,100	1,213,538

Security	Principal (000s)	Value

6.40%, 12/15/18	$760	$881,510
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	950	976,242
3.70%, 12/15/23 (Call 09/15/23)	700	733,843
5.25%, 07/15/19	350	384,943
United Technologies Corp.
1.80%, 06/01/17	1,411	1,434,750
3.10%, 06/01/22	3,846	3,956,884
4.50%, 04/15/20	1,778	1,973,291
5.38%, 12/15/17	112	123,425
6.13%, 02/01/19	6,210	7,155,086
8.75%, 03/01/21	100	132,548

		59,299,116
AGRICULTURE — 0.72%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	3,741	3,766,458
2.85%, 08/09/22	2,750	2,694,429
2.95%, 05/02/23	500	485,634
4.00%, 01/31/24[a]	2,500	2,583,915
4.75%, 05/05/21	1,550	1,712,656
9.25%, 08/06/19	2,101	2,659,050
9.70%, 11/10/18	250	313,014
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,645	1,826,196
5.45%, 03/15/18	750	831,836
Bunge Ltd. Finance Corp.
8.50%, 06/15/19[a]	1,540	1,873,972
Bunge N.A. Finance LP
5.90%, 04/01/17	250	268,263
Lorillard Tobacco Co.
3.50%, 08/04/16	385	394,710
3.75%, 05/20/23 (Call 02/20/23)	1,200	1,197,032
6.88%, 05/01/20	2,077	2,435,551
8.13%, 06/23/19	1,947	2,353,555
Philip Morris International Inc.
1.13%, 08/21/17[a]	3,900	3,903,965
1.63%, 03/20/17	2,050	2,075,462
1.88%, 01/15/19[a]	1,800	1,806,898
2.63%, 03/06/23[a]	250	244,119
2.90%, 11/15/21	205	207,837
3.25%, 11/10/24[a]	2,965	2,977,898
3.60%, 11/15/23[a]	575	597,273
4.13%, 05/17/21	1,000	1,082,833
4.50%, 03/26/20	1,746	1,927,361
5.65%, 05/16/18	2,610	2,924,417
Reynolds American Inc.
3.25%, 11/01/22	1,400	1,374,042
4.85%, 09/15/23[a]	500	538,622
6.75%, 06/15/17	522	574,287

		45,631,285
AIRLINES — 0.18%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	289	311,522
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,748	2,932,976
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18[a]	179	191,639

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	$320	$340,495
Delta Air Lines Inc. 2007-1 Pass Through Trust Class A
6.82%, 02/10/24	1,452	1,695,557
Delta Air Lines Inc. 2010-1 Pass Through Trust Class A
6.20%, 01/02/20[a]	866	945,991
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	956	1,028,202
Northwest Airlines Inc. 2007-1 Pass Through Trust Class A
7.03%, 05/01/21	21	24,267
Southwest Airlines Co.
5.13%, 03/01/17	200	212,908
5.75%, 12/15/16	901	962,625
Southwest Airlines Co. 2007-1 Pass Through Trust
6.15%, 02/01/24	1,433	1,644,187
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	950	1,032,859

		11,323,228
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,350	1,316,745
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	880	939,623
5.95%, 11/01/17	725	802,771

		3,059,139
AUTO MANUFACTURERS — 0.86%
American Honda Finance Corp.
1.50%, 03/13/18	1,000	1,001,536
1.55%, 12/11/17	5,800	5,841,941
2.13%, 10/10/18	4,000	4,061,361
2.25%, 08/15/19	1,750	1,771,423
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,695,054
Ford Motor Credit Co. LLC
2.46%, 03/27/20	2,500	2,482,381
PACCAR Financial Corp.
1.40%, 11/17/17	2,450	2,461,939
1.45%, 03/09/18	3,175	3,181,586
Toyota Motor Credit Corp.
1.13%, 05/16/17[a]	3,500	3,509,925
1.25%, 10/05/17	1,825	1,830,113
1.38%, 01/10/18	788	790,047
1.45%, 01/12/18[a]	7,625	7,659,507
2.00%, 09/15/16	1,669	1,697,251
2.05%, 01/12/17	1,797	1,832,114
2.10%, 01/17/19	1,650	1,671,066
2.15%, 03/12/20	4,200	4,221,820
2.63%, 01/10/23[a]	3,900	3,888,971
3.30%, 01/12/22	912	955,293
3.40%, 09/15/21	1,982	2,098,779
4.25%, 01/11/21	1,700	1,872,115
Series B

Security	Principal (000s)	Value

4.50%, 06/17/20	$146	$162,206

		54,686,428
AUTO PARTS & EQUIPMENT — 0.16%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	395	397,208
4.63%, 09/15/20	600	662,305
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	1,275	1,342,819
5.00%, 02/15/23 (Call 02/15/18)	2,000	2,157,400
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,022,580
3.63%, 07/02/24 (Call 04/02/24)	460	469,041
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,309,272
4.25%, 03/01/21	1,450	1,563,686
5.00%, 03/30/20	400	445,896
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)[a]	475	476,035

		9,846,242
BANKS — 23.20%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	1,000	1,000,813
1.65%, 09/29/17	1,750	1,754,836
2.38%, 03/16/20	2,900	2,914,347
4.00%, 03/13/24	2,300	2,426,100
AgriBank FCB
Series AI
9.13%, 07/15/19	1,000	1,255,006
American Express Bank FSB
6.00%, 09/13/17	810	890,949
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,374,922
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17[a]	3,000	3,008,178
1.50%, 01/16/18	2,000	2,006,504
1.88%, 10/06/17	2,000	2,022,848
2.25%, 06/13/19	2,320	2,338,305
Banco do Brasil SA/Cayman
3.88%, 01/23/17	2,000	2,045,200
3.88%, 10/10/22	4,500	4,213,125
Bancolombia SA
5.95%, 06/03/21[a]	2,700	2,987,010
Bank of America Corp.
1.70%, 08/25/17	7,500	7,528,092
2.00%, 01/11/18	5,300	5,337,253
2.60%, 01/15/19	5,300	5,389,092
2.65%, 04/01/19[a]	2,814	2,863,890
3.30%, 01/11/23	11,500	11,518,120
3.88%, 03/22/17	5,911	6,166,005
4.00%, 04/01/24	8,700	9,057,247
4.00%, 01/22/25[a]	2,500	2,490,773
4.10%, 07/24/23	2,000	2,102,304
4.13%, 01/22/24	2,500	2,627,740
4.20%, 08/26/24	6,150	6,269,572
5.00%, 05/13/21[a]	2,390	2,660,355
5.42%, 03/15/17[a]	4,050	4,315,840
5.49%, 03/15/19	2,800	3,083,142
5.63%, 10/14/16	1,090	1,153,327
5.63%, 07/01/20[a]	3,030	3,461,397
5.65%, 05/01/18	3,845	4,247,165

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.70%, 05/02/17[a]	$1,110	$1,193,954
5.70%, 01/24/22	1,240	1,434,199
5.75%, 08/15/16	1,080	1,134,228
5.75%, 12/01/17[a]	3,030	3,319,084
5.88%, 01/05/21	3,695	4,276,345
6.00%, 09/01/17	1,500	1,640,755
6.40%, 08/28/17	3,265	3,599,663
6.50%, 08/01/16	4,450	4,715,442
6.50%, 07/15/18	4,830	5,473,048
6.88%, 04/25/18	2,175	2,474,007
6.88%, 11/15/18	1,807	2,088,336
7.63%, 06/01/19	3,185	3,820,812
7.80%, 09/15/16	1,850	1,997,455
Series 1
3.75%, 07/12/16	4,750	4,890,090
Series L
2.25%, 04/21/20	4,885	4,832,376
3.95%, 04/21/25	1,235	1,220,407
Bank of America N.A.
1.25%, 02/14/17	5,000	5,019,479
1.65%, 03/26/18	5,000	5,003,632
5.30%, 03/15/17	5,875	6,264,403
6.10%, 06/15/17	3,850	4,197,900
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	2,500	2,507,603
1.40%, 09/11/17	1,000	1,002,716
1.45%, 04/09/18 (Call 03/09/18)	5,500	5,496,406
2.38%, 01/25/19 (Call 12/25/18)	1,920	1,956,956
2.50%, 01/11/17	1,695	1,736,118
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[c]	500	506,463
2.10%, 08/01/18 (Call 07/02/18)	2,250	2,288,967
2.10%, 01/15/19 (Call 12/15/18)	1,950	1,968,954
2.20%, 05/15/19 (Call 04/15/19)	2,250	2,271,298
2.30%, 07/28/16	1,410	1,433,863
2.30%, 09/11/19 (Call 08/11/19)	1,295	1,309,759
3.00%, 02/24/25 (Call 01/24/25)	415	412,696
3.40%, 05/15/24 (Call 04/15/24)	3,340	3,444,433
3.55%, 09/23/21 (Call 08/23/21)	2,025	2,139,094
4.15%, 02/01/21	1,250	1,360,716
4.60%, 01/15/20	1,090	1,208,649
5.45%, 05/15/19	800	903,965
5.50%, 12/01/17	2,590	2,838,020
Series G
2.15%, 02/24/20 (Call 01/24/20)	3,000	3,004,590
Bank of Nova Scotia (The)
1.10%, 12/13/16	1,500	1,502,768
1.25%, 04/11/17	1,500	1,504,725
1.30%, 07/21/17	5,000	5,012,785
1.38%, 07/15/16	1,600	1,610,641
1.45%, 04/25/18	3,839	3,836,458
2.55%, 01/12/17	1,979	2,028,670
4.38%, 01/13/21	1,634	1,799,421
Barclays Bank PLC
2.50%, 02/20/19	4,350	4,428,290
3.75%, 05/15/24	5,800	5,984,459
5.00%, 09/22/16	2,563	2,694,222
5.13%, 01/08/20	1,595	1,800,729
5.14%, 10/14/20	2,376	2,626,955
6.75%, 05/22/19	2,194	2,579,720
Barclays PLC
2.75%, 11/08/19	5,950	6,020,763
3.65%, 03/16/25	1,440	1,411,319

Security	Principal (000s)	Value

BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	$2,900	$2,898,327
1.60%, 08/15/17 (Call 07/14/17)	1,567	1,575,861
2.15%, 03/22/17 (Call 02/22/17)	2,201	2,237,403
2.25%, 02/01/19 (Call 01/02/19)	1,800	1,817,664
2.45%, 01/15/20 (Call 12/15/19)	1,200	1,212,095
3.95%, 03/22/22 (Call 02/22/22)	2,425	2,549,802
4.90%, 06/30/17	200	213,117
5.25%, 11/01/19	1,100	1,227,428
BNP Paribas SA
1.25%, 12/12/16[a]	600	600,195
1.38%, 03/17/17	330	329,978
2.38%, 09/14/17	3,300	3,358,760
2.38%, 05/21/20	1,530	1,532,129
2.40%, 12/12/18[a]	500	508,955
2.45%, 03/17/19[a]	3,000	3,047,386
2.70%, 08/20/18	3,010	3,087,350
3.25%, 03/03/23	2,563	2,584,641
4.25%, 10/15/24	1,500	1,528,294
5.00%, 01/15/21	4,880	5,498,288
BNY Mellon N.A.
5.45%, 04/01/16[a]	170	176,692
BPCE SA
2.25%, 01/27/20[a]	4,000	4,018,444
2.50%, 12/10/18[a]	5,250	5,361,720
2.50%, 07/15/19	3,500	3,559,812
4.00%, 04/15/24[a]	1,725	1,793,433
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	4,000	3,995,348
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	5,494	5,530,902
3.15%, 07/15/16	1,238	1,266,521
3.20%, 02/05/25 (Call 01/05/25)	1,040	1,009,035
3.50%, 06/15/23	1,200	1,204,495
4.75%, 07/15/21	1,200	1,324,731
6.15%, 09/01/16	1,053	1,115,707
6.75%, 09/15/17	883	984,173
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	4,000	3,991,263
1.65%, 02/05/18 (Call 01/05/18)	250	249,066
2.40%, 09/05/19 (Call 08/15/19)	2,500	2,501,456
2.95%, 07/23/21 (Call 06/23/21)	2,000	2,001,619
Citigroup Inc.
1.30%, 11/15/16	6,000	5,997,541
1.35%, 03/10/17[a]	3,400	3,395,324
1.70%, 04/27/18	7,000	6,975,649
1.75%, 05/01/18[a]	2,350	2,348,440
1.80%, 02/05/18	7,865	7,860,167
2.40%, 02/18/20	7,335	7,323,467
2.50%, 07/29/19	6,000	6,055,573
2.55%, 04/08/19[a]	8,500	8,620,189
3.30%, 04/27/25	1,235	1,215,861
3.38%, 03/01/23	1,000	1,015,602
3.50%, 05/15/23[a]	2,000	1,984,046
3.88%, 10/25/23	1,000	1,042,151
4.00%, 08/05/24	5,000	5,078,173
4.05%, 07/30/22[a]	4,125	4,268,534
4.45%, 01/10/17	1,862	1,953,251
4.50%, 01/14/22	3,085	3,365,484
5.38%, 08/09/20[a]	1,738	1,971,072
5.50%, 02/15/17	4,075	4,335,651
6.00%, 08/15/17	3,920	4,287,868
6.13%, 11/21/17	1,000	1,105,437

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.13%, 05/15/18	$1,700	$1,901,650
8.50%, 05/22/19[a]	2,400	2,957,499
City National Corp./CA
5.25%, 09/15/20	500	569,962
Comerica Bank
5.20%, 08/22/17	3,050	3,287,013
5.75%, 11/21/16	110	117,401
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	4,500	4,495,753
1.63%, 03/12/18	3,000	3,008,256
1.90%, 09/18/17	3,500	3,553,058
2.25%, 03/13/19	2,000	2,020,650
2.30%, 09/06/19	2,000	2,014,971
2.50%, 09/20/18	500	514,036
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	5,000	5,007,824
6.40%, 10/01/17[a]	320	348,267
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	7,000	7,069,276
3.38%, 01/19/17	5,551	5,752,211
3.88%, 02/08/22	735	783,494
3.95%, 11/09/22	5,000	5,130,944
4.50%, 01/11/21	2,160	2,388,967
4.63%, 12/01/23	4,800	5,111,888
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
3.38%, 05/21/25	1,750	1,770,565
CorpBanca SA
3.88%, 09/22/19[b]	5,000	5,062,500
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[b]	5,755	5,753,557
3.75%, 03/26/25[b]	1,775	1,752,508
Credit Suisse/New York NY
1.38%, 05/26/17	750	749,950
1.70%, 04/27/18	5,000	4,989,646
1.75%, 01/29/18	4,500	4,514,761
2.30%, 05/28/19	3,500	3,524,642
3.00%, 10/29/21	5,330	5,403,013
3.63%, 09/09/24	5,281	5,376,267
4.38%, 08/05/20	2,620	2,875,131
5.30%, 08/13/19	2,058	2,302,435
5.40%, 01/14/20[a]	635	709,993
6.00%, 02/15/18[a]	6,533	7,204,336
Deutsche Bank AG
4.50%, 04/01/25	2,000	1,960,025
Deutsche Bank AG/London
1.35%, 05/30/17	3,150	3,142,068
1.40%, 02/13/17	1,500	1,501,791
1.88%, 02/13/18	5,000	5,006,735
2.50%, 02/13/19[a]	1,200	1,217,622
3.70%, 05/30/24[a]	1,430	1,449,029
4.30%, 05/24/28 (Call 05/24/23)[a,d]	5,000	4,848,658
6.00%, 09/01/17	2,920	3,194,003
Discover Bank/Greenwood DE
4.20%, 08/08/23	5,000	5,158,507
7.00%, 04/15/20	1,000	1,174,311
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	1,850	1,858,731
3.50%, 03/15/22 (Call 02/15/22)	1,300	1,341,104
4.30%, 01/16/24 (Call 12/16/23)[a]	1,000	1,051,358
4.50%, 06/01/18	1,180	1,262,874
5.45%, 01/15/17	950	1,006,297
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	3,200	3,198,681

Security	Principal (000s)	Value

2.38%, 04/25/19 (Call 03/25/19)	$2,500	$2,523,698
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	320	322,537
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	1,007,650
FirstMerit Corp.
4.35%, 02/04/23	250	261,678
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	7,100	7,218,925
2.55%, 10/23/19	8,000	8,061,293
2.60%, 04/23/20 (Call 03/23/20)[a]	8,210	8,233,959
2.63%, 01/31/19	6,000	6,111,478
2.90%, 07/19/18[a]	7,500	7,710,080
3.50%, 01/23/25 (Call 10/23/24)	5,750	5,705,120
3.63%, 01/22/23	4,250	4,329,216
3.75%, 05/22/25 (Call 02/22/25)	1,385	1,401,257
3.85%, 07/08/24 (Call 04/08/24)[a]	6,550	6,700,133
4.00%, 03/03/24	6,300	6,513,347
5.25%, 07/27/21	2,600	2,931,908
5.38%, 03/15/20	1,330	1,492,886
5.63%, 01/15/17	5,798	6,162,562
5.75%, 10/01/16[a]	2,581	2,733,045
5.75%, 01/24/22	1,850	2,142,845
5.95%, 01/18/18	2,270	2,509,483
6.00%, 06/15/20	2,100	2,422,796
6.15%, 04/01/18	6,256	6,985,237
6.25%, 09/01/17	2,780	3,059,381
7.50%, 02/15/19	3,330	3,942,173
HSBC Bank USA N.A.
4.88%, 08/24/20	4,100	4,581,947
HSBC Holdings PLC
4.00%, 03/30/22	2,111	2,257,118
4.25%, 03/14/24	4,675	4,863,981
4.88%, 01/14/22	2,000	2,239,345
5.10%, 04/05/21	2,358	2,673,573
HSBC USA Inc.
1.63%, 01/16/18	3,600	3,600,138
1.70%, 03/05/18	5,000	4,996,832
2.25%, 06/23/19[a]	2,000	2,010,434
2.35%, 03/05/20[a]	5,000	5,001,010
2.38%, 11/13/19	4,100	4,136,298
3.50%, 06/23/24[a]	1,500	1,545,134
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	1,900	1,900,045
2.20%, 04/01/19 (Call 03/01/19)	2,500	2,494,022
2.40%, 04/01/20 (Call 03/01/20)	2,500	2,489,148
Intesa Sanpaolo SpA
2.38%, 01/13/17	500	504,329
3.88%, 01/16/18[a]	4,000	4,167,486
3.88%, 01/15/19	1,500	1,567,518
5.25%, 01/12/24	2,975	3,271,787
JPMorgan Chase & Co.
1.35%, 02/15/17	5,400	5,418,309
1.63%, 05/15/18	3,300	3,290,686
1.80%, 01/25/18[a]	5,500	5,517,952
2.00%, 08/15/17	1,900	1,926,799
2.20%, 10/22/19	5,500	5,496,484
2.25%, 01/23/20 (Call 12/23/19)	7,000	6,964,661
2.35%, 01/28/19	6,500	6,587,816
3.13%, 01/23/25 (Call 10/23/24)	3,500	3,422,426
3.15%, 07/05/16	5,850	5,987,925
3.20%, 01/25/23[a]	8,344	8,368,507
3.25%, 09/23/22	2,000	2,025,179

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.38%, 05/01/23	$5,050	$5,007,925
3.63%, 05/13/24	2,500	2,559,349
3.88%, 02/01/24	6,600	6,875,653
3.88%, 09/10/24	4,000	4,014,972
4.25%, 10/15/20	2,010	2,175,748
4.35%, 08/15/21	2,050	2,225,503
4.40%, 07/22/20	4,450	4,856,552
4.50%, 01/24/22	4,800	5,244,102
4.63%, 05/10/21	1,300	1,433,872
4.95%, 03/25/20	3,000	3,346,626
6.00%, 01/15/18	3,280	3,642,534
6.13%, 06/27/17	3,460	3,771,996
6.30%, 04/23/19	2,175	2,504,695
Series H
1.70%, 03/01/18 (Call 02/01/18)	2,250	2,255,651
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	7,161	7,883,382
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	1,000	1,000,688
2.25%, 03/16/20[a]	1,405	1,404,000
2.50%, 12/15/19	625	632,645
3.18%, 10/15/27	1,500	1,526,781
3.30%, 06/01/25	1,000	1,000,330
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	2,650	2,678,751
5.10%, 03/24/21[a]	1,199	1,348,354
KfW
0.63%, 12/15/16[a]	5,000	5,004,319
0.75%, 03/17/17	25,150	25,190,899
0.88%, 12/15/17	10,000	9,992,323
1.00%, 01/26/18[a]	10,000	10,015,443
1.00%, 06/11/18[a]	6,000	5,988,304
1.25%, 10/05/16	7,200	7,272,426
1.25%, 02/15/17	5,200	5,253,682
1.50%, 04/20/20	10,000	9,970,664
1.75%, 10/15/19[a]	6,000	6,077,783
1.88%, 04/01/19	9,700	9,903,636
2.00%, 06/01/16	2,850	2,895,028
2.00%, 05/02/25	5,000	4,898,445
2.13%, 01/17/23	10,300	10,366,260
2.38%, 08/25/21[a]	5,250	5,419,319
2.50%, 11/20/24	11,300	11,579,026
2.63%, 01/25/22	4,750	4,968,243
2.75%, 09/08/20[a]	1,850	1,952,415
2.75%, 10/01/20	6,200	6,543,975
4.00%, 01/27/20	6,398	7,106,898
4.50%, 07/16/18	1,747	1,928,880
4.88%, 01/17/17	6,850	7,320,455
4.88%, 06/17/19	2,690	3,060,273
Series G
4.38%, 03/15/18[a]	2,850	3,114,110
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,485,802
2.50%, 03/11/20	1,500	1,518,971
3.00%, 09/14/22	3,000	3,055,885
3.50%, 08/22/17	2,930	3,051,990
3.88%, 05/04/17	450	469,874
4.00%, 09/09/16	1,500	1,552,900
4.63%, 11/16/21	3,000	3,357,263
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	2,250	2,248,068
1.38%, 10/23/19	4,650	4,632,754
1.88%, 09/17/18	2,500	2,557,445

Security	Principal (000s)	Value

2.00%, 01/13/25	$5,500	$5,405,418
2.13%, 07/15/16	1,550	1,578,526
2.25%, 10/01/21	500	511,860
2.38%, 09/13/17	2,000	2,069,535
5.00%, 11/08/16	2,330	2,474,933
5.13%, 02/01/17	850	912,687
Lloyds Bank PLC
1.75%, 03/16/18	2,000	2,004,152
2.35%, 09/05/19	500	502,720
2.40%, 03/17/20[a]	2,500	2,512,932
3.50%, 05/14/25	3,000	3,036,235
4.20%, 03/28/17	465	489,422
6.38%, 01/21/21	2,717	3,249,252
Lloyds Banking Group PLC
4.50%, 11/04/24	610	623,814
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,500	3,483,633
2.25%, 07/25/19 (Call 06/25/19)	2,000	2,010,450
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,457,462
5.63%, 12/01/21 (Call 12/01/16)[d]	2,000	2,066,783
6.63%, 12/04/17	1,000	1,119,691
Mellon Funding Corp.
5.50%, 11/15/18	1,160	1,298,058
Morgan Stanley
2.13%, 04/25/18	6,400	6,457,877
2.38%, 07/23/19[a]	3,000	3,012,930
2.50%, 01/24/19	6,300	6,395,698
2.65%, 01/27/20	5,560	5,612,192
3.70%, 10/23/24	12,300	12,518,796
3.75%, 02/25/23	2,600	2,688,871
4.10%, 05/22/23	1,000	1,024,195
4.75%, 03/22/17	7,000	7,413,478
4.88%, 11/01/22	2,500	2,698,006
5.45%, 01/09/17	2,115	2,251,245
5.50%, 01/26/20	2,650	2,992,691
5.50%, 07/24/20	3,800	4,314,800
5.50%, 07/28/21	3,820	4,384,398
5.63%, 09/23/19	1,333	1,505,969
5.75%, 10/18/16	3,495	3,703,164
5.75%, 01/25/21	2,830	3,268,941
5.95%, 12/28/17[a]	4,150	4,578,256
6.25%, 08/28/17	1,714	1,886,043
6.63%, 04/01/18	7,124	8,053,636
7.30%, 05/13/19	3,150	3,728,951
Series F
3.88%, 04/29/24	1,000	1,030,320
5.55%, 04/27/17	3,300	3,551,495
MUFG Union Bank N.A.
2.13%, 06/16/17	4,500	4,567,396
2.25%, 05/06/19 (Call 04/06/19)	3,500	3,517,358
2.63%, 09/26/18 (Call 08/26/18)	750	768,808
3.00%, 06/06/16	2,000	2,040,690
National Australia Bank Ltd./New York
2.75%, 03/09/17	4,500	4,635,669
3.00%, 01/20/23	2,500	2,509,101
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,992,967
National City Bank of Indiana
4.25%, 07/01/18	220	235,597
National City Corp.
6.88%, 05/15/19	970	1,132,254
Northern Trust Corp.
3.38%, 08/23/21	2,575	2,724,705

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.45%, 11/04/20	$2,065	$2,194,652
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	3,000	3,000,377
1.38%, 02/10/20	4,000	3,964,428
2.00%, 06/03/16	1,200	1,218,315
2.38%, 10/01/21	2,500	2,566,941
5.00%, 04/25/17	2,300	2,481,321
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,960,138
3.80%, 07/25/23 (Call 06/25/23)[a,e]	1,500	1,558,528
4.88%, 09/21/17[e]	340	364,871
5.25%, 01/15/17[e]	290	307,704
6.00%, 12/07/17[e]	2,250	2,497,462
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	3,400	3,379,243
3.90%, 04/29/24 (Call 03/29/24)[e]	1,000	1,032,750
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	1,693	1,730,235
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,930,299
4.38%, 08/11/20[e]	6,642	7,307,804
5.13%, 02/08/20[a,e]	1,391	1,570,179
5.63%, 02/01/17[e]	1,750	1,868,990
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	1,000	1,000,190
Royal Bank of Canada
1.20%, 01/23/17	1,800	1,806,486
1.40%, 10/13/17	4,900	4,913,825
1.45%, 09/09/16	1,400	1,411,875
1.50%, 01/16/18[a]	3,400	3,411,056
2.15%, 03/15/19[a]	5,200	5,253,888
2.20%, 07/27/18	2,000	2,038,423
2.30%, 07/20/16	140	142,484
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,500	1,499,894
6.40%, 10/21/19	2,233	2,546,388
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	1,120	1,283,750
6.13%, 01/11/21	1,070	1,258,673
Santander Bank N.A.
8.75%, 05/30/18	250	292,297
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	1,205	1,195,971
Societe Generale SA
2.63%, 10/01/18[a]	2,500	2,552,279
2.75%, 10/12/17	1,500	1,538,843
State Street Bank & Trust Co.
5.25%, 10/15/18	1,000	1,109,828
State Street Corp.
3.10%, 05/15/23	2,150	2,150,567
3.70%, 11/20/23	2,350	2,478,314
4.38%, 03/07/21	1,910	2,110,324
4.96%, 03/15/18	500	536,735
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	5,500	5,483,987
2.45%, 01/16/20	5,000	5,064,514
3.20%, 07/18/22	2,750	2,798,099
3.40%, 07/11/24	5,000	5,119,718
3.95%, 01/10/24	2,750	2,921,913
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	2,500	2,502,859
2.75%, 05/01/23 (Call 04/01/23)	500	487,925
5.00%, 09/01/15	62	62,637
7.25%, 03/15/18	700	792,576

Security	Principal (000s)	Value

SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	$200	$202,419
3.50%, 01/20/17 (Call 12/20/16)	850	878,938
6.00%, 09/11/17	1,350	1,481,399
SVB Financial Group
3.50%, 01/29/25	750	732,152
5.38%, 09/15/20	150	169,527
Svenska Handelsbanken AB
2.50%, 01/25/19	5,250	5,367,022
2.88%, 04/04/17	2,564	2,642,997
3.13%, 07/12/16	2,010	2,062,199
Toronto-Dominion Bank (The)
1.13%, 05/02/17	4,350	4,353,832
1.40%, 04/30/18	3,700	3,692,283
1.63%, 03/13/18	2,000	2,010,958
2.25%, 11/05/19	3,000	3,029,686
2.38%, 10/19/16	1,545	1,578,868
2.50%, 07/14/16	1,725	1,759,002
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,143,325
2.20%, 04/25/19 (Call 03/25/19)	1,500	1,521,194
2.95%, 07/15/22 (Call 06/15/22)	3,663	3,682,438
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,180,957
3.70%, 01/30/24 (Call 12/29/23)	2,400	2,532,501
4.13%, 05/24/21 (Call 04/23/21)	2,151	2,351,968
Series F
2.20%, 11/15/16 (Call 10/14/16)	1,171	1,192,022
3.60%, 09/11/24 (Call 08/11/24)[a]	1,000	1,023,916
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	5,935	5,986,464
UBS AG/Stamford CT
1.80%, 03/26/18	4,870	4,873,521
2.35%, 03/26/20[a]	2,000	1,998,600
2.38%, 08/14/19	5,750	5,786,611
4.88%, 08/04/20	4,640	5,191,971
5.75%, 04/25/18	2,015	2,240,493
5.88%, 12/20/17	1,675	1,847,701
7.38%, 06/15/17[a]	120	131,485
Series 10
5.88%, 07/15/16	2,318	2,438,978
Wachovia Corp.
5.63%, 10/15/16	2,397	2,546,715
5.75%, 06/15/17	2,255	2,459,673
5.75%, 02/01/18	4,530	5,028,391
Wells Fargo & Co.
1.40%, 09/08/17	500	500,795
1.50%, 01/16/18	3,500	3,511,382
2.10%, 05/08/17	2,450	2,497,821
2.13%, 04/22/19	3,500	3,527,393
2.63%, 12/15/16	3,500	3,585,092
3.00%, 01/22/21	4,550	4,677,369
3.00%, 02/19/25	2,045	2,003,287
3.30%, 09/09/24[a]	10,800	10,889,087
3.50%, 03/08/22[a]	1,780	1,862,332
3.68%, 06/15/16[c]	2,420	2,494,972
4.60%, 04/01/21	3,820	4,249,486
5.13%, 09/15/16	1,000	1,052,700
5.63%, 12/11/17	3,082	3,401,971
Series M
3.45%, 02/13/23[a]	2,645	2,681,397
Series N
2.15%, 01/30/20	15,020	15,003,174

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Wells Fargo Bank N.A.
5.60%, 03/15/16	$100	$104,012
6.00%, 11/15/17	3,279	3,643,631
Westpac Banking Corp.
1.20%, 05/19/17	5,200	5,207,216
1.55%, 05/25/18	1,900	1,897,613
1.60%, 01/12/18	2,950	2,955,764
2.00%, 08/14/17	1,995	2,028,338
2.25%, 07/30/18[a]	2,100	2,137,150
2.25%, 01/17/19[a]	1,000	1,011,673
2.30%, 05/26/20	1,150	1,153,501
4.63%, 06/01/18	580	622,833
4.88%, 11/19/19	1,520	1,691,031

		1,468,373,335
BEVERAGES — 1.72%
Anheuser-Busch Companies LLC
5.00%, 03/01/19	220	244,439
5.05%, 10/15/16	270	285,709
5.50%, 01/15/18	3,930	4,340,874
5.60%, 03/01/17	250	269,767
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	3,000	3,010,645
1.25%, 01/17/18[a]	2,200	2,191,886
2.15%, 02/01/19	2,000	2,021,501
2.63%, 01/17/23	5,300	5,177,302
3.70%, 02/01/24[a]	3,675	3,825,413
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	500	502,577
2.50%, 07/15/22	1,000	977,181
4.38%, 02/15/21	795	870,892
5.00%, 04/15/20	298	335,388
5.38%, 01/15/20	3,155	3,595,099
6.88%, 11/15/19	500	598,329
7.75%, 01/15/19[a]	4,288	5,142,718
Beam Suntory Inc.
1.88%, 05/15/17	1,200	1,210,296
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,237,993
Bottling Group LLC
5.13%, 01/15/19	2,733	3,048,682
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	500	497,597
1.65%, 03/14/18	1,536	1,554,314
1.65%, 11/01/18[a]	150	151,030
1.80%, 09/01/16	4,114	4,173,905
2.45%, 11/01/20	3,100	3,172,036
2.50%, 04/01/23[a]	4,000	3,939,302
3.15%, 11/15/20	2,204	2,329,091
3.20%, 11/01/23	1,688	1,742,636
3.30%, 09/01/21	1,085	1,148,120
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	200	202,464
3.25%, 08/19/21 (Call 05/19/21)	1,200	1,239,819
3.50%, 09/15/20[a]	1,100	1,158,891
4.50%, 09/01/21 (Call 06/01/21)	3,034	3,349,643
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	4,400	4,487,618
Diageo Capital PLC
1.13%, 04/29/18	225	222,711
1.50%, 05/11/17	1,608	1,621,007
2.63%, 04/29/23 (Call 01/29/23)	3,500	3,435,729
4.83%, 07/15/20	2,150	2,415,020
5.50%, 09/30/16	1,310	1,388,993

Security	Principal (000s)	Value

5.75%, 10/23/17	$1,053	$1,162,619
Diageo Investment Corp.
2.88%, 05/11/22	1,396	1,404,653
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	1,600	1,575,928
2.60%, 01/15/19	180	183,468
2.70%, 11/15/22 (Call 08/15/22)	1,000	970,550
3.20%, 11/15/21 (Call 08/15/21)	680	692,873
Molson Coors Brewing Co.
2.00%, 05/01/17	1,300	1,311,530
3.50%, 05/01/22[a]	500	509,353
PepsiAmericas Inc.
5.00%, 05/15/17	180	193,914
PepsiCo Inc.
0.95%, 02/22/17	4,050	4,052,866
1.25%, 08/13/17	2,100	2,105,524
1.25%, 04/30/18	675	672,054
1.85%, 04/30/20 (Call 03/30/20)	1,000	995,557
2.25%, 01/07/19 (Call 12/07/18)	500	509,948
2.75%, 03/05/22	3,196	3,236,173
2.75%, 03/01/23	2,100	2,100,520
2.75%, 04/30/25 (Call 01/30/25)	1,000	974,812
3.00%, 08/25/21[a]	2,065	2,136,883
3.60%, 03/01/24 (Call 12/01/23)	2,488	2,609,528
4.50%, 01/15/20	1,396	1,551,601
5.00%, 06/01/18	1,615	1,780,549
7.90%, 11/01/18	1,045	1,257,094

		109,104,614
BIOTECHNOLOGY — 0.83%
Amgen Inc.
1.25%, 05/22/17	3,100	3,098,285
2.13%, 05/15/17	1,884	1,915,069
2.13%, 05/01/20 (Call 04/01/20)	1,500	1,479,927
2.20%, 05/22/19 (Call 04/22/19)	2,675	2,689,437
2.30%, 06/15/16	1,850	1,876,171
2.50%, 11/15/16	1,496	1,527,283
2.70%, 05/01/22 (Call 03/01/22)	2,220	2,183,371
3.13%, 05/01/25 (Call 02/01/25)	1,000	975,670
3.63%, 05/22/24 (Call 02/22/24)	1,606	1,643,353
3.88%, 11/15/21 (Call 08/15/21)	2,420	2,569,402
4.10%, 06/15/21 (Call 03/15/21)[a]	3,188	3,424,870
4.50%, 03/15/20[a]	2,125	2,324,155
5.70%, 02/01/19	1,593	1,799,424
5.85%, 06/01/17	602	655,673
6.15%, 06/01/18	1,500	1,693,331
Biogen Inc.
6.88%, 03/01/18	750	856,582
Celgene Corp.
1.90%, 08/15/17	1,700	1,717,702
2.25%, 05/15/19	2,500	2,507,992
3.25%, 08/15/22	1,650	1,666,238
3.63%, 05/15/24 (Call 02/15/24)	500	510,465
3.95%, 10/15/20	1,800	1,927,119
Gilead Sciences Inc.
2.05%, 04/01/19[a]	4,300	4,345,171
3.05%, 12/01/16	395	407,634
3.50%, 02/01/25 (Call 11/01/24)	2,500	2,557,162
3.70%, 04/01/24 (Call 01/01/24)	3,000	3,119,548
4.40%, 12/01/21 (Call 09/01/21)	2,274	2,520,535
4.50%, 04/01/21 (Call 01/01/21)	674	749,593

		52,741,162

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

BUILDING MATERIALS — 0.10%
CRH America Inc.
5.75%, 01/15/21	$2,200	$2,521,184
8.13%, 07/15/18	1,200	1,420,417
Martin Marietta Materials Inc.
6.60%, 04/15/18	250	280,496
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)[a]	1,500	1,549,884
6.50%, 12/01/16	72	76,913
9.00%, 06/15/19	155	186,504

		6,035,398
CHEMICALS — 1.56%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	300	297,157
3.38%, 03/15/25 (Call 12/15/24)	845	826,241
3.50%, 06/01/23 (Call 03/01/23)	1,100	1,107,762
Air Products & Chemicals Inc.
1.20%, 10/15/17	900	897,934
2.00%, 08/02/16	715	725,145
3.00%, 11/03/21	850	869,215
3.35%, 07/31/24 (Call 04/30/24)[a]	2,000	2,040,851
4.38%, 08/21/19	250	273,016
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)[a]	1,300	1,269,562
3.65%, 07/15/24 (Call 04/15/24)[a]	1,900	1,927,945
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)[a]	1,000	1,023,502
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,064,565
Braskem Finance Ltd.
6.45%, 02/03/24[a]	1,250	1,268,750
Cabot Corp.
3.70%, 07/15/22	1,250	1,273,818
5.00%, 10/01/16[a]	125	131,299
CF Industries Inc.
6.88%, 05/01/18	3,900	4,423,709
7.13%, 05/01/20	975	1,164,184
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,279,571
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,979,385
3.50%, 10/01/24 (Call 07/01/24)[a]	2,094	2,078,093
4.13%, 11/15/21 (Call 08/15/21)	1,634	1,740,738
4.25%, 11/15/20 (Call 08/15/20)	1,529	1,647,633
5.70%, 05/15/18	1,210	1,342,887
8.55%, 05/15/19	1,657	2,045,329
Eastman Chemical Co.
2.40%, 06/01/17	1,400	1,427,561
2.70%, 01/15/20 (Call 12/15/19)	5,570	5,644,936
3.60%, 08/15/22 (Call 05/15/22)	2,612	2,675,676
4.50%, 01/15/21 (Call 10/15/20)	350	380,487
Ecolab Inc.
1.45%, 12/08/17	1,250	1,248,508
2.25%, 01/12/20	800	800,162
3.00%, 12/08/16	1,582	1,627,205
4.35%, 12/08/21[a]	512	558,507
EI du Pont de Nemours & Co.
2.80%, 02/15/23	5,588	5,528,146
4.25%, 04/01/21	650	707,128
4.63%, 01/15/20	1,195	1,320,835
5.75%, 03/15/19	550	625,632

Security	Principal (000s)	Value

6.00%, 07/15/18	$536	$606,251
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	720,962
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,039,997
Lubrizol Corp.
8.88%, 02/01/19	926	1,143,096
LYB International Finance BV
4.00%, 07/15/23	970	1,013,351
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	3,450	3,788,990
5.75%, 04/15/24 (Call 01/15/24)	1,100	1,273,432
Monsanto Co.
2.13%, 07/15/19	3,810	3,789,062
2.75%, 07/15/21[a]	100	99,356
2.85%, 04/15/25 (Call 01/15/25)	970	914,143
3.38%, 07/15/24 (Call 04/15/24)	830	818,992
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	840	885,422
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,051,211
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	1,500	1,469,089
3.25%, 12/01/17	1,100	1,149,038
3.63%, 03/15/24 (Call 12/15/23)[a]	1,775	1,838,208
4.88%, 03/30/20	105	117,214
6.50%, 05/15/19[a]	355	414,501
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	500	503,843
3.60%, 11/15/20	2,200	2,326,702
Praxair Inc.
1.25%, 11/07/18	1,050	1,037,654
2.45%, 02/15/22 (Call 11/15/21)	613	604,161
2.65%, 02/05/25 (Call 11/05/24)	1,240	1,205,168
2.70%, 02/21/23 (Call 11/21/22)	3,000	2,969,737
4.05%, 03/15/21	800	870,241
5.20%, 03/15/17	450	484,436
Rohm & Haas Co.
6.00%, 09/15/17	3,071	3,376,450
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[a]	1,200	1,177,057
6.13%, 10/15/19	1,280	1,444,663
Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	1,600	1,598,867
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,050	1,093,499
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,784,683
7.25%, 06/15/19	400	465,610
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	397,600

		98,715,760
COMMERCIAL SERVICES — 0.57%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[a]	1,200	1,291,556
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	355,043
Catholic Health Initiatives
1.60%, 11/01/17	2,700	2,704,558
Cornell University
5.45%, 02/01/19	750	849,116
Emory University
5.63%, 09/01/19	1,000	1,157,345

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	$1,300	$1,296,023
MasterCard Inc.
2.00%, 04/01/19	1,675	1,689,505
3.38%, 04/01/24	1,250	1,296,329
McGraw Hill Financial Inc.
4.00%, 06/15/25 (Call 03/15/25)[b]	1,000	1,016,548
5.90%, 11/15/17	1,225	1,330,354
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[a]	2,900	3,163,897
5.50%, 09/01/20	800	906,199
Princeton University Series A
4.95%, 03/01/19	2,240	2,506,362
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	2,000	2,032,226
3.75%, 08/15/21 (Call 06/15/21)	745	763,825
4.25%, 08/15/24 (Call 05/15/24)	3,500	3,587,517
Total System Services Inc.
2.38%, 06/01/18	1,600	1,602,386
Trustees of Dartmouth College
4.75%, 06/01/19	500	558,421
Vanderbilt University (The)
5.25%, 04/01/19	750	847,935
Verisk Analytics Inc.
4.00%, 06/15/25	1,000	1,006,857
4.13%, 09/12/22	800	829,453
5.80%, 05/01/21	125	142,063
Western Union Co. (The)
2.88%, 12/10/17	1,500	1,536,692
3.35%, 05/22/19	500	510,934
3.65%, 08/22/18	850	883,479
5.25%, 04/01/20	500	548,776
5.93%, 10/01/16	1,400	1,487,720

		35,901,119
COMPUTERS — 1.88%
Apple Inc.
1.00%, 05/03/18	5,350	5,305,139
1.05%, 05/05/17	5,000	5,014,447
1.55%, 02/07/20	2,000	1,972,733
2.00%, 05/06/20	2,500	2,512,282
2.10%, 05/06/19	3,000	3,047,130
2.40%, 05/03/23[a]	8,100	7,884,601
2.50%, 02/09/25	4,035	3,847,963
2.70%, 05/13/22	2,500	2,518,101
2.85%, 05/06/21	3,700	3,802,832
3.20%, 05/13/25[a]	750	760,481
3.45%, 05/06/24	6,825	7,076,914
Cadence Design Systems Inc.
4.38%, 10/15/24	600	610,551
Computer Sciences Corp.
4.45%, 09/15/22	1,300	1,312,333
6.50%, 03/15/18	1,810	2,000,003
EMC Corp./MA
1.88%, 06/01/18	288	290,115
2.65%, 06/01/20	2,250	2,296,072
3.38%, 06/01/23 (Call 03/01/23)[a]	2,650	2,709,832
Hewlett-Packard Co.
2.60%, 09/15/17	2,800	2,864,022
2.65%, 06/01/16	1,396	1,418,464
2.75%, 01/14/19	1,000	1,020,243

Security	Principal (000s)	Value

3.00%, 09/15/16	$2,418	$2,476,662
3.30%, 12/09/16	1,862	1,917,136
3.75%, 12/01/20	2,666	2,771,476
4.05%, 09/15/22[a]	1,000	1,034,024
4.30%, 06/01/21[a]	1,940	2,048,596
4.38%, 09/15/21	1,150	1,218,630
4.65%, 12/09/21[a]	3,203	3,442,187
5.40%, 03/01/17	1,000	1,069,277
5.50%, 03/01/18	597	655,596
International Business Machines Corp.
1.13%, 02/06/18	3,000	2,993,814
1.25%, 02/06/17	2,308	2,323,041
1.25%, 02/08/18	2,500	2,501,750
1.63%, 05/15/20[a]	2,400	2,361,628
1.88%, 08/01/22	3,100	2,929,247
1.95%, 07/22/16	1,875	1,904,216
2.90%, 11/01/21	3,050	3,146,563
3.38%, 08/01/23	2,000	2,042,825
3.63%, 02/12/24	2,694	2,789,333
5.70%, 09/14/17	3,150	3,477,812
7.63%, 10/15/18	3,179	3,802,559
8.38%, 11/01/19	2,402	3,050,228
Lexmark International Inc.
5.13%, 03/15/20	1,450	1,542,123
6.65%, 06/01/18[a]	550	605,968
NetApp Inc.
2.00%, 12/15/17	1,950	1,958,258
3.25%, 12/15/22 (Call 09/15/22)	250	245,951
3.38%, 06/15/21 (Call 04/15/21)	845	856,715
Seagate HDD Cayman
3.75%, 11/15/18	3,000	3,136,225
4.75%, 06/01/23	1,200	1,244,776
4.75%, 01/01/25[a,b]	1,300	1,330,510

		119,141,384
COSMETICS & PERSONAL CARE — 0.29%
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,209,291
1.75%, 03/15/19[a]	2,000	1,994,506
2.30%, 05/03/22	1,500	1,481,393
2.63%, 05/01/17	500	513,569
5.20%, 11/07/16	750	796,060
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[a]	450	438,410
Procter & Gamble Co. (The)
1.45%, 08/15/16	2,313	2,337,179
1.60%, 11/15/18[a]	2,250	2,263,358
1.90%, 11/01/19	1,065	1,071,977
2.30%, 02/06/22	4,500	4,459,635
4.70%, 02/15/19	1,423	1,580,247
Series A
9.36%, 01/01/21	86	104,430

		18,250,055
DISTRIBUTION & WHOLESALE — 0.07%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	2,000	2,071,288
6.00%, 04/01/20[a]	125	141,059
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	1,500	1,539,809

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.25%, 09/01/17	$700	$749,333

		4,501,489
DIVERSIFIED FINANCIAL SERVICES — 4.32%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	1,000	1,023,816
3.88%, 04/01/21 (Call 03/01/21)[a]	1,650	1,700,593
4.75%, 03/01/20	3,100	3,307,910
5.63%, 04/01/17	500	532,654
Alterra Finance LLC
6.25%, 09/30/20	400	466,042
American Express Co.
2.65%, 12/02/22[a]	3,200	3,136,634
3.63%, 12/05/24 (Call 11/04/24)	5,700	5,726,750
5.50%, 09/12/16	1,440	1,522,633
6.15%, 08/28/17	2,045	2,254,379
6.80%, 09/01/66 (Call 09/01/16)[d]	972	1,010,880
7.00%, 03/19/18	2,350	2,687,464
American Express Credit Corp.
1.13%, 06/05/17	750	748,167
2.13%, 03/18/19	2,300	2,317,571
2.25%, 08/15/19[a]	5,000	5,043,029
2.38%, 03/24/17	3,600	3,683,595
2.38%, 05/26/20 (Call 04/25/20)	6,905	6,943,247
2.80%, 09/19/16	1,674	1,714,379
Ameriprise Financial Inc.
3.70%, 10/15/24	1,500	1,560,758
4.00%, 10/15/23	930	988,025
5.30%, 03/15/20	2,250	2,569,148
7.30%, 06/28/19	135	161,604
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,579,708
Associates Corp. of North America
6.95%, 11/01/18	3,080	3,561,865
Bear Stearns Companies Inc. (The)
4.65%, 07/02/18	885	954,194
5.55%, 01/22/17	902	960,570
7.25%, 02/01/18	8,363	9,550,526
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	2,975	3,301,193
BP Capital Markets PLC
2.52%, 01/15/20[a]	500	508,222
Capital One Bank USA N.A.
1.30%, 06/05/17 (Call 05/05/17)	450	448,238
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,002,399
3.38%, 02/15/23	2,000	1,983,693
8.80%, 07/15/19	3,143	3,883,934
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	1,175	1,178,299
3.00%, 03/10/25 (Call 12/10/24)	320	318,752
3.23%, 09/01/22	1,360	1,393,505
4.45%, 07/22/20[a]	1,500	1,669,748
CME Group Inc./IL
3.00%, 09/15/22	1,500	1,529,947
3.00%, 03/15/25 (Call 12/15/24)	2,000	1,980,474
Credit Suisse USA Inc.
5.85%, 08/16/16	1,500	1,588,477
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	290	284,957
3.85%, 11/21/22	650	658,595
5.20%, 04/27/22	550	601,039
6.45%, 06/12/17	475	519,358

Security	Principal (000s)	Value

Eaton Vance Corp.
6.50%, 10/02/17	$1,250	$1,382,910
Ford Motor Credit Co. LLC
1.50%, 01/17/17	3,500	3,504,000
1.68%, 09/08/17	3,000	2,995,028
1.72%, 12/06/17	4,100	4,091,528
2.38%, 01/16/18	4,500	4,557,525
2.60%, 11/04/19	3,600	3,619,753
2.88%, 10/01/18	4,500	4,611,158
3.00%, 06/12/17	4,596	4,716,745
3.66%, 09/08/24[a]	900	908,285
4.25%, 02/03/17	3,292	3,440,983
4.25%, 09/20/22	4,600	4,876,414
5.00%, 05/15/18	2,429	2,631,761
6.63%, 08/15/17	1,792	1,976,914
8.00%, 12/15/16	2,527	2,776,808
8.13%, 01/15/20	1,792	2,214,767
Franklin Resources Inc.
1.38%, 09/15/17	1,900	1,905,401
2.80%, 09/15/22	900	903,164
2.85%, 03/30/25	1,000	983,425
4.63%, 05/20/20	350	389,133
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a,d]	1,250	1,362,500
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)	8,100	8,140,603
1.63%, 04/02/18[a]	5,400	5,448,190
2.20%, 01/09/20 (Call 12/09/19)	1,000	1,010,981
2.30%, 04/27/17	6,500	6,661,758
2.30%, 01/14/19	500	511,101
2.90%, 01/09/17	4,900	5,065,529
3.10%, 01/09/23	3,130	3,205,511
3.15%, 09/07/22	4,800	4,942,782
3.35%, 10/17/16	1,490	1,541,982
3.45%, 05/15/24 (Call 02/13/24)[a]	7,100	7,434,063
4.38%, 09/16/20[a]	1,520	1,679,038
4.63%, 01/07/21	2,280	2,552,528
4.65%, 10/17/21	3,930	4,416,514
5.30%, 02/11/21	1,735	1,996,749
5.38%, 10/20/16	899	955,594
5.40%, 02/15/17	980	1,054,314
5.50%, 01/08/20	1,540	1,773,284
5.63%, 09/15/17	5,423	5,963,284
5.63%, 05/01/18	5,250	5,877,962
6.00%, 08/07/19	3,410	3,967,313
6.38%, 11/15/67 (Call 11/15/17)[d]	1,550	1,689,500
Series A
5.55%, 05/04/20	2,281	2,642,115
HSBC Finance Corp.
6.68%, 01/15/21	963	1,130,423
Intercontinental Exchange Inc.
4.00%, 10/15/23	2,500	2,642,768
International Lease Finance Corp.
7.13%, 09/01/18[b]	5,000	5,643,500
Invesco Finance PLC
4.00%, 01/30/24	3,100	3,275,164
Jefferies Group LLC
5.13%, 04/13/18	1,406	1,490,483
5.13%, 01/20/23	2,500	2,616,985
6.88%, 04/15/21	543	623,488
8.50%, 07/15/19[a]	1,600	1,917,085
Lazard Group LLC
3.75%, 02/13/25	1,000	972,470

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.25%, 11/14/20	$2,000	$2,123,304
Legg Mason Inc.
2.70%, 07/15/19	185	187,272
3.95%, 07/15/24[a]	1,090	1,119,739
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,900	2,004,965
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	120	130,426
5.55%, 01/15/20[a]	2,576	2,870,978
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	2,000	1,995,934
2.15%, 02/01/19 (Call 01/01/19)	1,200	1,213,042
2.30%, 11/15/19 (Call 10/15/19)	1,100	1,113,056
3.05%, 02/15/22 (Call 11/15/21)	1,200	1,221,436
3.40%, 11/15/23 (Call 08/15/23)	500	516,443
5.45%, 02/01/18	1,000	1,101,382
10.38%, 11/01/18	2,300	2,939,764
Nomura Holdings Inc.
2.00%, 09/13/16	2,060	2,078,319
2.75%, 03/19/19	2,000	2,038,013
6.70%, 03/04/20[a]	2,522	2,993,655
NYSE Holdings LLC
2.00%, 10/05/17	119	120,562
Raymond James Financial Inc.
8.60%, 08/15/19	200	246,018
Stifel Financial Corp.
4.25%, 07/18/24	250	251,380
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)[a]	1,575	1,573,930
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	2,000	2,015,006
5.60%, 12/01/19	1,000	1,148,840
XTRA Finance Corp.
5.15%, 04/01/17	250	265,599

		273,517,297
ELECTRIC — 3.79%
Alabama Power Co.
5.50%, 10/15/17	190	208,680
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,350	1,343,264
6.13%, 11/15/17	1,150	1,278,681
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	1,200	1,200,624
2.95%, 12/15/22 (Call 09/15/22)	1,000	986,922
Appalachian Power Co.
Series K
5.00%, 06/01/17	650	694,814
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	1,950	1,952,919
3.15%, 05/15/25 (Call 02/15/25)	1,000	1,013,159
6.25%, 08/01/16	260	275,700
8.75%, 03/01/19	1,250	1,549,971
Avista Corp.
5.13%, 04/01/22	985	1,118,881
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	1,100	1,091,728
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	3,350	3,340,421
2.00%, 11/15/18 (Call 10/15/18)	1,250	1,257,197
2.40%, 02/01/20 (Call 01/01/20)	2,400	2,417,100
5.75%, 04/01/18	983	1,093,418

Security	Principal (000s)	Value

CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	$1,250	$1,204,345
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	770	881,623
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	625	649,274
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	525	531,208
2.15%, 01/15/19 (Call 12/15/18)[a]	500	502,803
3.10%, 11/01/24 (Call 08/01/24)	1,350	1,361,179
3.40%, 09/01/21 (Call 06/01/21)	1,350	1,408,482
4.00%, 08/01/20 (Call 05/01/20)	500	538,214
5.80%, 03/15/18	690	773,883
Series 104
5.95%, 08/15/16	210	222,478
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,450	1,406,103
5.65%, 05/01/18	1,025	1,150,210
Series 09-A
5.50%, 02/01/19	300	338,238
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	550	582,498
5.85%, 04/01/18	700	784,282
7.13%, 12/01/18	1,474	1,726,864
Series 06-D
5.30%, 12/01/16	140	148,771
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)[a]	1,200	1,335,906
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	925	958,938
5.15%, 02/15/17	1,230	1,315,473
5.65%, 09/15/18	250	281,507
5.65%, 04/15/20	280	324,601
6.13%, 03/15/19	750	871,404
6.70%, 09/15/19	1,775	2,113,352
Series P
5.50%, 08/15/16	94	99,325
Dominion Resources Inc./VA
1.25%, 03/15/17	2,600	2,598,685
1.95%, 08/15/16	450	454,954
3.63%, 12/01/24 (Call 09/01/24)	1,500	1,521,144
4.45%, 03/15/21	4,850	5,289,613
5.20%, 08/15/19	210	233,691
6.40%, 06/15/18	750	851,735
Series B
2.75%, 09/15/22 (Call 06/15/22)	240	234,304
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,053,639
3.90%, 06/01/21 (Call 03/01/21)	750	809,056
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)[a]	1,005	1,011,941
3.85%, 12/01/23 (Call 09/01/23)	1,000	1,040,491
6.35%, 06/01/16	210	221,198
Series C
3.50%, 06/01/24 (Call 03/01/24)	950	961,037
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	1,260	1,357,003
7.00%, 11/15/18	1,180	1,387,129
Duke Energy Corp.
1.63%, 08/15/17	3,450	3,474,399
2.15%, 11/15/16	1,000	1,019,812
3.05%, 08/15/22 (Call 05/15/22)	1,500	1,514,443

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.55%, 09/15/21 (Call 06/15/21)	$1,550	$1,618,108
3.75%, 04/15/24 (Call 01/15/24)	470	489,485
3.95%, 10/15/23 (Call 07/15/23)[a]	100	105,944
5.05%, 09/15/19	500	557,673
6.25%, 06/15/18	740	838,285
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	560	578,324
4.55%, 04/01/20	65	71,918
5.65%, 06/15/18	633	709,479
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,100	1,178,554
6.05%, 06/15/16	500	526,681
Duke Energy Ohio Inc.
5.45%, 04/01/19	300	337,822
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	2,000	1,987,955
3.00%, 09/15/21 (Call 06/15/21)[a]	1,000	1,019,124
5.30%, 01/15/19	950	1,058,813
Edison International
3.75%, 09/15/17	800	842,221
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	1,700	1,688,525
3.70%, 06/01/24 (Call 03/01/24)	1,600	1,658,686
3.75%, 02/15/21 (Call 11/15/20)	850	898,747
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,040,581
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	535,268
6.00%, 05/01/18	550	617,959
Entergy Texas Inc.
7.13%, 02/01/19	1,855	2,181,144
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	420	416,984
4.50%, 11/15/19	1,175	1,286,730
Series H
3.15%, 01/15/25 (Call 10/15/24)	1,955	1,918,895
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	500	505,621
4.00%, 10/01/20 (Call 07/01/20)	1,100	1,156,004
4.25%, 06/15/22 (Call 03/15/22)	1,000	1,034,228
5.20%, 10/01/19	1,200	1,328,850
6.20%, 10/01/17	1,000	1,099,383
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	1,500	1,640,242
Florida Power & Light Co.
5.55%, 11/01/17	845	929,978
Georgia Power Co.
2.85%, 05/15/22	1,000	992,743
4.25%, 12/01/19[a]	1,000	1,091,631
5.40%, 06/01/18	300	333,325
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	380,794
5.29%, 06/15/22 (Call 03/15/22)[a,c]	950	1,057,197
Hydro-Quebec
1.38%, 06/19/17	2,850	2,877,456
2.00%, 06/30/16	2,900	2,945,398
8.40%, 01/15/22	580	775,217
9.40%, 02/01/21	200	270,397
Indiana Michigan Power Co.
7.00%, 03/15/19[a]	1,050	1,234,507
Series J
3.20%, 03/15/23 (Call 12/15/22)	500	502,462

Security	Principal (000s)	Value

Integrys Energy Group Inc.
4.17%, 11/01/20	$500	$537,710
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	495	501,855
Jersey Central Power & Light Co.
5.65%, 06/01/17	1,300	1,403,002
7.35%, 02/01/19	1,000	1,158,774
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,086,843
6.38%, 03/01/18	100	112,669
7.15%, 04/01/19[a]	950	1,125,961
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	600	627,172
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	314,982
4.38%, 10/01/21 (Call 07/01/21)	1,450	1,563,027
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	1,422	1,501,361
5.30%, 03/15/18	850	938,783
Mississippi Power Co.
2.35%, 10/15/16	600	612,014
Nevada Power Co.
6.50%, 08/01/18	550	631,529
7.13%, 03/15/19	1,590	1,883,604
Series O
6.50%, 05/15/18[a]	500	570,395
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	2,500	2,510,696
2.40%, 09/15/19 (Call 08/15/19)	2,225	2,233,399
4.50%, 06/01/21 (Call 03/01/21)	500	543,899
6.00%, 03/01/19	500	564,448
6.65%, 06/15/67 (Call 06/15/17)[a,d]	768	721,920
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	1,175	1,211,424
5.45%, 09/15/20	880	1,007,119
6.13%, 03/01/22	900	1,054,684
6.40%, 03/15/18	505	570,500
6.80%, 01/15/19	420	489,849
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	1,000	961,253
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)[a]	500	481,193
5.63%, 11/15/17	250	274,779
Oglethorpe Power Corp.
6.10%, 03/15/19	1,250	1,422,084
Ohio Power Co.
6.00%, 06/01/16	575	603,960
Series M
5.38%, 10/01/21	830	960,249
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	120	137,389
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	1,250	1,252,108
4.10%, 06/01/22 (Call 03/01/22)	1,100	1,173,746
6.80%, 09/01/18	1,000	1,155,287
7.00%, 09/01/22	1,579	1,970,643
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	3,004,674
3.40%, 08/15/24 (Call 05/15/24)[a]	1,155	1,168,710
3.50%, 10/01/20 (Call 07/01/20)	931	977,678
3.75%, 02/15/24 (Call 11/15/23)	1,400	1,457,050
4.25%, 05/15/21 (Call 02/15/21)	1,000	1,088,919
5.63%, 11/30/17	300	329,301

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

8.25%, 10/15/18	$250	$301,124
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,300	1,315,496
3.85%, 06/15/21 (Call 03/15/21)	1,690	1,822,200
5.50%, 01/15/19	500	563,361
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	969,166
5.35%, 03/01/18	500	551,755
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	1,275	1,289,092
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,307,999
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,600	1,668,632
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	1,000	1,036,992
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,094,959
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,210	1,226,114
4.40%, 01/15/21 (Call 10/15/20)	1,900	2,068,951
4.88%, 12/01/19	250	277,200
7.05%, 03/15/19	823	966,154
PSEG Power LLC
2.75%, 09/15/16	500	510,989
4.15%, 09/15/21 (Call 06/15/21)[a]	750	790,310
4.30%, 11/15/23 (Call 08/15/23)[a]	1,250	1,316,612
5.13%, 04/15/20	868	954,509
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,455,961
2.90%, 05/15/25 (Call 12/15/24)	2,000	2,012,726
5.13%, 06/01/19	140	156,652
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	135,784
5.15%, 12/01/19	1,115	1,253,406
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,154	1,119,545
3.00%, 05/15/25 (Call 02/15/25)	3,000	3,026,235
3.05%, 11/15/24 (Call 08/15/24)	725	731,044
3.50%, 08/15/20	275	292,276
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[b]	2,000	2,033,680
5.63%, 07/15/22 (Call 04/15/22)[a]	2,150	2,458,523
San Diego Gas & Electric Co.
1.91%, 02/01/22	1,500	1,505,910
3.00%, 08/15/21	1,100	1,124,716
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[a]	950	969,271
4.75%, 05/15/21 (Call 02/15/21)	650	690,497
South Carolina Electric & Gas Co.
5.25%, 11/01/18	870	968,610
6.50%, 11/01/18	650	750,472
Southern California Edison Co.
1.85%, 02/01/22	1,000	995,817
3.88%, 06/01/21 (Call 03/01/21)	943	1,026,031
Series 14-B
1.13%, 05/01/17	560	560,281
Series C
3.50%, 10/01/23 (Call 07/01/23)	1,000	1,039,581
Southern Co. (The)
1.95%, 09/01/16	565	572,861
2.15%, 09/01/19 (Call 08/01/19)	4,150	4,168,928

Security	Principal (000s)	Value

Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	$1,475	$1,482,502
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	500	517,631
6.45%, 01/15/19	1,774	2,046,104
Series E
5.55%, 01/15/17	250	266,252
Series F
5.88%, 03/01/18	1,150	1,273,732
Southwestern Public Service Co.
Series G
8.75%, 12/01/18	1,125	1,367,964
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	1,050	1,074,328
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	492,914
6.10%, 05/15/18	1,000	1,127,742
TECO Finance Inc.
5.15%, 03/15/20	1,570	1,758,494
TransAlta Corp.
1.90%, 06/03/17	1,100	1,095,092
4.50%, 11/15/22 (Call 08/15/22)[a]	1,650	1,634,922
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,108,094
UIL Holdings Corp.
4.63%, 10/01/20	500	527,998
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[a]	1,100	1,141,845
6.40%, 06/15/17	500	549,560
6.70%, 02/01/19	740	862,772
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	356,201
3.10%, 05/15/25 (Call 02/15/25)	4,000	4,038,184
3.45%, 02/15/24 (Call 11/15/23)	1,047	1,086,228
5.00%, 06/30/19	500	557,551
5.95%, 09/15/17[a]	800	884,020
Westar Energy Inc.
5.10%, 07/15/20	140	158,005
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,498,967
2.95%, 09/15/21 (Call 06/15/21)	650	663,546
3.10%, 06/01/25 (Call 03/01/25)	2,000	2,029,333
4.25%, 12/15/19	250	271,963
Wisconsin Power & Light Co.
5.00%, 07/15/19	1,350	1,494,493
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	2,300	2,530,924

		239,562,477
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	1,000	986,824
3.15%, 06/01/25 (Call 03/01/25)	2,050	2,069,982
4.25%, 11/15/20[a]	125	137,395
4.88%, 10/15/19	1,650	1,846,506
5.25%, 10/15/18	884	988,160

		6,028,867
ELECTRONICS — 0.58%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)[a]	1,000	1,018,288

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

5.00%, 07/15/20	$700	$772,458
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)[a]	675	681,573
3.13%, 09/15/21 (Call 08/15/21)	1,400	1,420,531
4.00%, 02/01/22 (Call 11/01/21)	1,000	1,042,173
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	785	778,248
Avnet Inc.
4.88%, 12/01/22	800	845,711
5.88%, 06/15/20	1,150	1,288,394
6.63%, 09/15/16[a]	650	691,237
Flextronics International Ltd.
5.00%, 02/15/23	1,500	1,575,000
Honeywell International Inc.
4.25%, 03/01/21	1,850	2,048,979
5.00%, 02/15/19	1,713	1,917,421
5.30%, 03/15/17	250	269,667
5.30%, 03/01/18	1,106	1,225,956
Jabil Circuit Inc.
4.70%, 09/15/22[a]	800	825,043
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)[b]	1,500	1,514,184
Koninklijke Philips NV
3.75%, 03/15/22	2,896	2,980,606
5.75%, 03/11/18	1,056	1,169,302
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,000	1,108,613
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[a]	2,000	2,005,434
2.25%, 08/15/16	438	444,127
2.40%, 02/01/19	1,875	1,890,417
3.30%, 02/15/22	1,630	1,650,006
3.60%, 08/15/21 (Call 05/15/21)	2,054	2,124,707
4.15%, 02/01/24 (Call 11/01/23)	2,500	2,627,607
4.50%, 03/01/21	1,853	2,007,366
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)[a]	1,000	1,028,236

		36,951,284
ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance USA Inc.
1.63%, 05/08/17	1,700	1,712,856
2.88%, 05/08/22	2,346	2,359,046
Fluor Corp.
3.38%, 09/15/21	1,850	1,914,670

		5,986,572
ENVIRONMENTAL CONTROL — 0.27%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	3,500	3,457,491
3.55%, 06/01/22 (Call 03/01/22)	1,846	1,896,739
3.80%, 05/15/18	750	793,131
4.75%, 05/15/23 (Call 02/15/23)	250	277,615
5.00%, 03/01/20[a]	1,429	1,586,993
5.25%, 11/15/21	525	594,342
5.50%, 09/15/19	1,195	1,348,453
Waste Management Inc.
2.60%, 09/01/16	900	918,081
2.90%, 09/15/22 (Call 06/15/22)[a]	700	699,247
3.13%, 03/01/25 (Call 12/01/24)	1,475	1,460,122
3.50%, 05/15/24 (Call 02/15/24)	250	256,696

Security	Principal (000s)	Value

4.60%, 03/01/21 (Call 12/01/20)	$850	$939,114
6.10%, 03/15/18	2,552	2,864,443

		17,092,467
FOOD — 1.23%
Campbell Soup Co.
3.05%, 07/15/17	1,400	1,445,193
3.30%, 03/19/25 (Call 12/19/24)	1,500	1,500,465
4.25%, 04/15/21[a]	1,000	1,081,641
4.50%, 02/15/19	580	624,093
ConAgra Foods Inc.
1.90%, 01/25/18[a]	2,050	2,046,121
3.20%, 01/25/23 (Call 10/25/22)	1,248	1,204,606
3.25%, 09/15/22	525	511,776
7.00%, 04/15/19[a]	900	1,039,010
General Mills Inc.
1.40%, 10/20/17	1,500	1,499,348
3.15%, 12/15/21 (Call 09/15/21)	2,096	2,145,963
3.65%, 02/15/24 (Call 11/15/23)	1,000	1,037,150
5.65%, 02/15/19	1,358	1,521,989
5.70%, 02/15/17	830	892,142
Hershey Co. (The)
1.50%, 11/01/16	1,150	1,159,552
4.13%, 12/01/20	1,000	1,089,186
5.45%, 09/01/16	180	190,554
Hillshire Brands Co. (The)
4.10%, 09/15/20	798	846,016
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	136,174
Ingredion Inc.
4.63%, 11/01/20	1,150	1,228,217
JM Smucker Co. (The)
1.75%, 03/15/18[b]	1,125	1,127,334
2.50%, 03/15/20[b]	415	417,514
3.50%, 10/15/21[a]	1,200	1,247,610
3.50%, 03/15/25[b]	3,175	3,175,918
Kellogg Co.
1.88%, 11/17/16[a]	1,490	1,507,158
3.25%, 05/21/18	940	980,848
4.00%, 12/15/20	1,313	1,406,185
4.15%, 11/15/19	1,250	1,346,558
Kraft Foods Group Inc.
2.25%, 06/05/17	1,880	1,909,763
3.50%, 06/06/22	1,300	1,323,005
6.13%, 08/23/18	3,150	3,551,635
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,370,558
2.30%, 01/15/19 (Call 12/15/18)[a]	1,000	1,009,681
2.95%, 11/01/21 (Call 10/01/21)	1,000	1,007,773
3.30%, 01/15/21 (Call 12/15/20)	2,200	2,271,469
3.85%, 08/01/23 (Call 05/01/23)	1,150	1,202,227
4.00%, 02/01/24 (Call 11/01/23)	900	946,229
6.15%, 01/15/20	655	760,431
6.40%, 08/15/17	1,150	1,270,221
6.80%, 12/15/18	290	336,537
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,299,066
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	950	960,303
5.38%, 02/10/20[a]	1,809	2,045,948
6.13%, 02/01/18	2,119	2,372,818
6.13%, 08/23/18[a]	1,188	1,350,655

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.50%, 08/11/17	$1,848	$2,055,256
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	2,500	2,537,013
2.60%, 06/12/22	500	492,207
3.00%, 10/02/21 (Call 08/02/21)	3,071	3,129,143
5.25%, 02/12/18	1,700	1,867,705
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	1,000	1,019,016
3.95%, 08/15/24 (Call 05/15/24)[a]	550	566,912
4.50%, 06/15/22 (Call 03/15/22)	2,500	2,697,587
Unilever Capital Corp.
0.85%, 08/02/17[a]	1,700	1,695,322
2.20%, 03/06/19[a]	1,500	1,529,138
4.25%, 02/10/21	2,269	2,510,726
4.80%, 02/15/19[a]	186	207,007

		77,703,672
FOREST PRODUCTS & PAPER — 0.33%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	2,820	2,975,100
7.25%, 07/29/19[a]	525	615,626
Domtar Corp.
10.75%, 06/01/17	2,800	3,328,500
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,000	1,033,750
Georgia-Pacific LLC
8.00%, 01/15/24	1,000	1,304,027
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	1,600	1,608,879
7.50%, 08/15/21	2,316	2,929,693
7.95%, 06/15/18	3,147	3,699,096
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)[a]	3,100	3,339,988

		20,834,659
GAS — 0.21%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	550	572,958
5.25%, 08/15/19	550	615,483
6.38%, 07/15/16	425	449,050
Atmos Energy Corp.
6.35%, 06/15/17	150	165,101
8.50%, 03/15/19	168	206,161
CenterPoint Energy Inc.
5.95%, 02/01/17	200	214,768
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,100	1,095,113
4.90%, 12/01/21 (Call 09/01/21)	1,180	1,264,194
8.75%, 05/01/19	750	909,291
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	302,120
3.61%, 02/01/24 (Call 11/01/23)	425	439,478
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	1,000	1,002,867
2.88%, 10/01/22 (Call 07/01/22)	1,000	986,216
3.55%, 06/15/24 (Call 03/15/24)	500	507,716
6.15%, 06/15/18	1,284	1,447,498
9.80%, 02/15/19	1,150	1,460,013
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	1,500	1,526,497
Series HH

Security	Principal (000s)	Value

5.45%, 04/15/18	$200	$222,882
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	104,304

		13,491,710
HAND & MACHINE TOOLS — 0.05%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	442	451,600
Snap-On Inc.
4.25%, 01/15/18	450	470,753
6.13%, 09/01/21	125	147,533
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,505,351
3.40%, 12/01/21 (Call 09/01/21)	758	788,563

		3,363,800
HEALTH CARE — PRODUCTS — 1.49%
Baxter International Inc.
1.85%, 01/15/17	1,050	1,062,650
2.40%, 08/15/22	2,000	1,904,418
3.20%, 06/15/23 (Call 03/15/23)	1,350	1,340,891
4.25%, 03/15/20	1,300	1,416,443
4.50%, 08/15/19	1,950	2,133,669
5.38%, 06/01/18	500	553,936
5.90%, 09/01/16	1,100	1,168,502
Becton Dickinson and Co.
1.45%, 05/15/17	900	902,104
1.75%, 11/08/16	1,400	1,413,359
1.80%, 12/15/17	320	321,996
2.68%, 12/15/19	8,435	8,565,035
3.13%, 11/08/21	1,687	1,710,596
3.25%, 11/12/20	900	929,289
3.73%, 12/15/24 (Call 09/15/24)	205	209,989
3.88%, 05/15/24 (Call 02/15/24)	855	882,394
6.38%, 08/01/19	1,305	1,510,301
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,016,203
2.85%, 05/15/20	2,000	2,012,409
3.85%, 05/15/25	2,500	2,502,803
4.13%, 10/01/23 (Call 07/01/23)	525	544,325
6.00%, 01/15/20[a]	1,662	1,892,174
6.40%, 06/15/16	1,100	1,165,450
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)[a]	1,000	995,305
4.20%, 06/15/20[a]	2,850	3,111,178
6.00%, 10/15/17	1,061	1,177,142
CR Bard Inc.
1.38%, 01/15/18	1,575	1,564,994
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,216,242
Edwards Lifesciences Corp.
2.88%, 10/15/18	2,380	2,437,894
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	715,245
6.00%, 03/01/20	2,021	2,312,947
Medtronic Inc.
0.88%, 02/27/17	250	249,770
1.38%, 04/01/18[a]	1,940	1,939,546
1.50%, 03/15/18[b]	245	245,979
2.50%, 03/15/20[b]	3,115	3,162,161
2.75%, 04/01/23 (Call 01/01/23)	1,500	1,482,631
3.13%, 03/15/22 (Call 12/15/21)	3,600	3,670,451

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.15%, 03/15/22[b]	$4,100	$4,202,006
3.50%, 03/15/25[a,b]	5,000	5,126,694
3.63%, 03/15/24 (Call 12/15/23)[a]	2,050	2,130,796
4.13%, 03/15/21 (Call 12/15/20)[a]	1,650	1,790,985
4.45%, 03/15/20	1,394	1,534,775
5.60%, 03/15/19[a]	750	851,399
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	1,500	1,510,491
Stryker Corp.
1.30%, 04/01/18	475	473,115
2.00%, 09/30/16	990	1,004,651
3.38%, 05/15/24 (Call 02/15/24)	1,200	1,220,793
4.38%, 01/15/20	1,050	1,152,973
Zimmer Holdings Inc.
1.45%, 04/01/17	3,530	3,537,722
3.15%, 04/01/22 (Call 02/01/22)	4,000	4,001,038
3.38%, 11/30/21 (Call 08/30/21)[a]	1,180	1,200,678
3.55%, 04/01/25 (Call 01/01/25)	3,900	3,869,069
4.63%, 11/30/19	1,000	1,090,522

		94,138,128
HEALTH CARE — SERVICES — 1.03%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,350	2,359,389
1.75%, 05/15/17 (Call 04/15/17)[a]	1,438	1,454,515
2.20%, 03/15/19 (Call 02/15/19)	500	504,175
2.75%, 11/15/22 (Call 08/15/22)	950	937,604
3.50%, 11/15/24 (Call 08/15/24)	395	399,788
3.95%, 09/01/20	977	1,049,499
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,080,151
Anthem Inc.
1.88%, 01/15/18	1,430	1,438,094
2.25%, 08/15/19	2,750	2,748,300
2.30%, 07/15/18	500	506,741
2.38%, 02/15/17	1,000	1,018,774
3.13%, 05/15/22	1,396	1,395,891
3.30%, 01/15/23	1,500	1,505,384
3.70%, 08/15/21 (Call 05/15/21)[a]	2,200	2,299,902
4.35%, 08/15/20	1,450	1,573,845
5.88%, 06/15/17	1,850	2,013,538
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,450	1,444,330
4.00%, 02/15/22 (Call 11/15/21)	149	158,621
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,203,600
4.50%, 03/15/21 (Call 12/15/20)	1,736	1,908,404
5.13%, 06/15/20	288	325,545
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,066	1,221,231
5.95%, 03/15/17	600	649,626
Dignity Health
3.13%, 11/01/22	1,050	1,045,087
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	1,358	1,353,855
3.85%, 10/01/24 (Call 07/01/24)	1,500	1,541,000
6.30%, 08/01/18	200	225,773
7.20%, 06/15/18	2,500	2,879,551
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,800	1,824,379
3.60%, 02/01/25 (Call 11/01/24)	2,795	2,750,890
3.75%, 08/23/22 (Call 05/23/22)[a]	2,500	2,554,538
4.63%, 11/15/20 (Call 08/15/20)[a]	700	759,199
Quest Diagnostics Inc.

Security	Principal (000s)	Value

2.50%, 03/30/20 (Call 02/29/20)	$1,415	$1,407,611
3.50%, 03/30/25 (Call 12/30/24)	1,110	1,087,642
4.70%, 04/01/21	475	512,225
4.75%, 01/30/20	150	163,970
UnitedHealth Group Inc.
1.40%, 10/15/17[a]	1,650	1,659,681
1.63%, 03/15/19	3,435	3,414,908
1.88%, 11/15/16[a]	900	914,255
2.30%, 12/15/19	1,150	1,165,639
2.75%, 02/15/23 (Call 11/15/22)	750	742,463
2.88%, 12/15/21	840	852,531
2.88%, 03/15/22 (Call 12/15/21)	1,000	1,008,860
3.38%, 11/15/21 (Call 08/15/21)	1,150	1,203,135
3.88%, 10/15/20 (Call 07/15/20)	100	107,896
4.70%, 02/15/21 (Call 11/15/20)	900	1,006,961
6.00%, 06/15/17	1,650	1,813,319
6.00%, 02/15/18	969	1,087,649
Ventas Realty LP
1.25%, 04/17/17	2,500	2,494,982
WellPoint Inc.
7.00%, 02/15/19	250	290,383

		65,065,329
HOLDING COMPANIES — DIVERSIFIED — 0.14%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,000	1,019,151
4.88%, 11/30/18	500	527,108
FS Investment Corp.
4.00%, 07/15/19[a]	3,000	3,024,289
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	1,300	1,345,304
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	2,500	2,422,757
Prospect Capital Corp.
5.88%, 03/15/23	515	530,467

		8,869,076
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	1,000	1,012,291
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	1,000	1,020,599
Whirlpool Corp.
3.70%, 03/01/23	1,500	1,525,652
4.85%, 06/15/21	1,900	2,099,980

		5,658,522
HOUSEHOLD PRODUCTS & WARES — 0.22%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	841,495
5.38%, 04/15/20	150	166,641
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	983,633
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	1,000	993,755
3.50%, 12/15/24 (Call 09/15/24)	1,150	1,150,372
3.80%, 11/15/21	810	861,707
5.95%, 10/15/17	1,120	1,237,686
Kimberly-Clark Corp.
2.40%, 03/01/22	720	709,098

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.65%, 03/01/25	$430	$421,056
3.63%, 08/01/20[a]	750	807,039
3.88%, 03/01/21	1,400	1,520,834
6.13%, 08/01/17	1,058	1,172,021
6.25%, 07/15/18	640	731,885
7.50%, 11/01/18	900	1,074,417
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,306,474

		13,978,113
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
2.05%, 12/01/17	1,000	1,006,613
4.00%, 06/15/22 (Call 03/15/22)[a]	1,500	1,566,577
4.00%, 12/01/24 (Call 09/01/24)	475	489,244
6.25%, 04/15/18	200	222,992

		3,285,426
INSURANCE — 2.52%
ACE INA Holdings Inc.
3.15%, 03/15/25	1,000	1,004,493
3.35%, 05/15/24	1,500	1,535,480
5.70%, 02/15/17	1,500	1,616,284
5.80%, 03/15/18	200	223,147
5.90%, 06/15/19	1,325	1,518,148
AEGON Funding Co. LLC
5.75%, 12/15/20	360	412,839
Aflac Inc.
2.40%, 03/16/20[a]	1,500	1,519,352
2.65%, 02/15/17	1,750	1,797,241
3.63%, 06/15/23	1,000	1,040,993
3.63%, 11/15/24	1,975	2,024,149
4.00%, 02/15/22	450	481,480
Alleghany Corp.
5.63%, 09/15/20	650	728,953
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	575	642,693
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	1,700	1,810,500
7.45%, 05/16/19	1,473	1,759,343
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	5,400	5,438,461
3.38%, 08/15/20	2,900	3,020,887
4.13%, 02/15/24	2,000	2,116,727
4.88%, 06/01/22	1,731	1,932,692
5.60%, 10/18/16	1,140	1,208,808
5.85%, 01/16/18	2,430	2,692,853
6.40%, 12/15/20	1,194	1,424,247
Aon Corp.
5.00%, 09/30/20	950	1,061,013
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	1,520	1,537,707
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	517,807
6.00%, 12/15/20	650	741,165
Assurant Inc.
4.00%, 03/15/23	1,000	1,016,970
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,711,180
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	500	501,110

Security	Principal (000s)	Value

2.90%, 10/15/20	$100	$104,379
3.00%, 05/15/22	1,000	1,025,544
4.25%, 01/15/21[a]	1,108	1,225,312
5.40%, 05/15/18[a]	4,428	4,949,511
Berkshire Hathaway Inc.
1.90%, 01/31/17	2,385	2,428,331
2.10%, 08/14/19	1,500	1,522,076
2.20%, 08/15/16	2,682	2,731,880
3.00%, 02/11/23[a]	2,700	2,762,279
3.40%, 01/31/22	2,750	2,889,581
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,460,208
6.38%, 03/29/67 (Call 04/15/17)[d]	1,500	1,582,500
CNA Financial Corp.
5.75%, 08/15/21	740	850,562
5.88%, 08/15/20	1,400	1,602,368
6.50%, 08/15/16	210	223,202
7.35%, 11/15/19	105	125,049
Fidelity National Financial Inc.
5.50%, 09/01/22	1,700	1,831,707
First American Financial Corp.
4.60%, 11/15/24	1,000	1,023,393
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	932,962
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,000	1,121,406
5.50%, 03/30/20	200	227,475
6.00%, 01/15/19	2,100	2,367,319
6.30%, 03/15/18	1,437	1,609,018
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	148,844
Kemper Corp.
6.00%, 05/15/17	350	375,119
Lincoln National Corp.
3.35%, 03/09/25	390	386,260
4.20%, 03/15/22	1,388	1,472,380
4.85%, 06/24/21	1,650	1,831,085
6.25%, 02/15/20	550	640,068
7.00%, 05/17/66 (Call 05/17/16)[a,d]	1,000	910,000
8.75%, 07/01/19	830	1,035,826
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,450	2,377,578
Manulife Financial Corp.
4.90%, 09/17/20	1,000	1,107,034
Markel Corp.
5.35%, 06/01/21	1,800	2,023,848
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,550	1,563,276
2.35%, 03/06/20 (Call 02/06/20)	645	647,413
3.50%, 06/03/24 (Call 03/03/24)	1,450	1,472,365
4.80%, 07/15/21 (Call 04/15/21)	575	641,323
MetLife Inc.
1.76%, 12/15/17	1,000	1,010,712
3.00%, 03/01/25	2,500	2,459,142
3.05%, 12/15/22	360	362,733
3.60%, 04/10/24[a]	3,500	3,616,413
4.75%, 02/08/21	1,801	2,023,109
6.75%, 06/01/16	1,441	1,524,309
7.72%, 02/15/19	1,332	1,603,402
Series A
6.82%, 08/15/18	4,100	4,755,413
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	500	523,832

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

PartnerRe Finance B LLC
5.50%, 06/01/20	$800	$901,517
Primerica Inc.
4.75%, 07/15/22[a]	500	540,846
Principal Financial Group Inc.
1.85%, 11/15/17	1,000	1,007,719
3.30%, 09/15/22	1,550	1,563,366
3.40%, 05/15/25 (Call 02/15/25)	2,000	2,013,835
8.88%, 05/15/19	500	621,143
Progressive Corp. (The)
3.75%, 08/23/21	975	1,051,566
6.70%, 06/15/67 (Call 06/15/17)[d]	1,000	1,050,000
Protective Life Corp.
7.38%, 10/15/19	700	834,549
Prudential Financial Inc.
3.50%, 05/15/24	2,400	2,424,642
4.50%, 11/16/21	1,375	1,513,481
5.38%, 06/21/20	3,200	3,640,010
5.63%, 06/15/43 (Call 06/15/23)[d]	1,000	1,056,250
5.88%, 09/15/42 (Call 09/15/22)[a,d]	1,400	1,505,000
7.38%, 06/15/19	1,243	1,489,474
8.88%, 06/15/68 (Call 06/15/18)[d]	1,000	1,170,000
Series D
6.00%, 12/01/17	941	1,043,335
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,545	1,705,923
6.45%, 11/15/19	1,200	1,391,245
RenRe North America Holdings Inc.
5.75%, 03/15/20	125	139,541
StanCorp Financial Group Inc.
5.00%, 08/15/22	950	1,012,207
Symetra Financial Corp.
4.25%, 07/15/24	500	511,527
Torchmark Corp.
3.80%, 09/15/22	1,000	1,035,659
6.38%, 06/15/16	350	368,723
9.25%, 06/15/19	325	405,719
Travelers Companies Inc. (The)
3.90%, 11/01/20	1,500	1,622,734
5.75%, 12/15/17	530	588,311
5.80%, 05/15/18	1,537	1,726,253
6.25%, 06/20/16	500	528,626
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,658,381
Unum Group
4.00%, 03/15/24	500	516,988
5.63%, 09/15/20	600	677,561
7.13%, 09/30/16	650	699,512
Voya Financial Inc.
5.50%, 07/15/22[a]	1,500	1,708,274
Willis Group Holdings PLC
5.75%, 03/15/21	400	447,544
WR Berkley Corp.
4.63%, 03/15/22[a]	1,200	1,287,182
5.38%, 09/15/20	300	336,696
7.38%, 09/15/19[a]	1,050	1,249,117
XLIT Ltd.
2.30%, 12/15/18	150	151,410
4.45%, 03/31/25	4,000	4,026,379

		159,366,513

Security	Principal (000s)	Value

INTERNET — 0.80%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	$5,005	$5,000,942
3.13%, 11/28/21 (Call 09/28/21)[b]	4,330	4,328,937
3.60%, 11/28/24 (Call 08/28/24)[b]	2,680	2,646,851
Amazon.com Inc.
1.20%, 11/29/17	1,800	1,797,866
2.50%, 11/29/22 (Call 08/29/22)	2,050	1,992,945
2.60%, 12/05/19 (Call 11/05/19)	3,400	3,457,810
3.80%, 12/05/24 (Call 09/05/24)[a]	2,250	2,318,143
Baidu Inc.
2.25%, 11/28/17	3,650	3,686,517
2.75%, 06/09/19	3,800	3,833,339
3.50%, 11/28/22	2,000	2,008,374
eBay Inc.
1.35%, 07/15/17	1,578	1,575,416
2.20%, 08/01/19 (Call 07/01/19)	2,250	2,248,624
2.60%, 07/15/22 (Call 04/15/22)	3,422	3,267,614
3.25%, 10/15/20 (Call 07/15/20)[a]	2,200	2,271,901
Expedia Inc.
5.95%, 08/15/20	2,100	2,341,183
7.46%, 08/15/18	1,720	1,971,009
Google Inc.
3.38%, 02/25/24	1,825	1,903,431
3.63%, 05/19/21	536	581,139
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	845	852,043
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,014,734
3.95%, 06/15/22 (Call 03/15/22)	750	763,163
4.20%, 09/15/20	600	629,997

		50,491,978
IRON & STEEL — 0.26%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[a]	1,500	1,552,921
5.75%, 12/01/17	550	606,740
5.85%, 06/01/18[a]	1,200	1,340,448
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,100	1,100,271
6.20%, 11/15/16	290	307,477
Vale Overseas Ltd.
4.38%, 01/11/22[a]	4,900	4,827,652
4.63%, 09/15/20[a]	1,200	1,244,922
5.63%, 09/15/19[a]	3,950	4,243,072
6.25%, 01/23/17	922	977,320

		16,200,823
LEISURE TIME — 0.05%
Carnival Corp.
1.88%, 12/15/17	1,850	1,854,411
3.95%, 10/15/20	1,200	1,261,310

		3,115,721
LODGING — 0.24%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	940	938,578
3.88%, 08/15/16 (Call 07/15/16)	170	175,095
5.38%, 08/15/21 (Call 05/15/21)	938	1,063,310

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	$1,450	$1,490,592
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,003,368
3.38%, 10/15/20 (Call 07/15/20)[a]	1,500	1,565,304
6.20%, 06/15/16[a]	200	210,660
Series N
3.13%, 10/15/21 (Call 07/15/21)	700	714,101
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,250	1,206,542
6.75%, 05/15/18	1,150	1,289,328
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,050	1,054,763
2.95%, 03/01/17 (Call 02/01/17)	850	866,981
3.90%, 03/01/23 (Call 12/01/22)[a]	2,370	2,339,287
4.25%, 03/01/22 (Call 12/01/21)[a]	1,000	1,014,397
5.63%, 03/01/21	305	338,221
6.00%, 12/01/16	14	14,849

		15,285,376
MACHINERY — 1.05%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	3,300	3,309,840
1.63%, 06/01/17	650	656,753
2.00%, 03/05/20[a]	3,000	3,006,058
2.10%, 06/09/19	2,750	2,780,252
2.25%, 12/01/19	3,500	3,547,279
2.63%, 03/01/23	1,360	1,336,396
5.85%, 09/01/17	280	308,559
7.15%, 02/15/19	3,585	4,257,340
Caterpillar Inc.
1.50%, 06/26/17[a]	2,400	2,424,591
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,485,990
3.40%, 05/15/24 (Call 02/15/24)	1,050	1,087,195
3.90%, 05/27/21	1,293	1,404,720
5.70%, 08/15/16	904	957,835
7.90%, 12/15/18	3,374	4,047,832
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	1,152	1,145,690
4.38%, 10/16/19	2,053	2,261,212
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	1,000	1,008,949
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	263,196
John Deere Capital Corp.
1.13%, 06/12/17	2,000	2,006,281
1.20%, 10/10/17[a]	2,700	2,705,732
1.30%, 03/12/18	1,800	1,799,831
1.35%, 01/16/18	1,840	1,844,575
1.40%, 03/15/17	300	301,437
1.85%, 09/15/16	800	811,694
2.05%, 03/10/20	4,000	4,015,355
2.25%, 06/07/16	855	869,466
2.30%, 09/16/19	1,000	1,015,772
2.75%, 03/15/22	1,639	1,650,499
2.80%, 09/18/17	1,500	1,552,183
2.80%, 03/04/21	1,050	1,073,288
3.15%, 10/15/21	680	702,017
3.35%, 06/12/24	805	832,551
3.90%, 07/12/21[a]	1,150	1,245,136
Series D
5.35%, 04/03/18	1,100	1,221,365

Security	Principal (000s)	Value

Joy Global Inc.
5.13%, 10/15/21[a]	$1,500	$1,656,549
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	990	992,400
2.88%, 03/01/25 (Call 12/01/24)	305	303,420
5.65%, 12/01/17	300	326,738
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,473,398
6.25%, 09/01/19	1,350	1,550,205
Xylem Inc./NY
3.55%, 09/20/16	490	504,329
4.88%, 10/01/21	800	870,728

		66,614,636
MANUFACTURING — 0.88%
3M Co.
1.00%, 06/26/17[a]	1,300	1,303,233
1.38%, 09/29/16	1,312	1,325,801
1.63%, 06/15/19	550	548,073
2.00%, 06/26/22	1,500	1,468,273
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,524,102
Cooper U.S. Inc.
3.88%, 12/15/20 (Call 09/15/20)	1,110	1,163,562
6.10%, 07/01/17	200	219,455
Crane Co.
2.75%, 12/15/18	250	256,174
4.45%, 12/15/23 (Call 09/15/23)	500	532,594
Danaher Corp.
2.30%, 06/23/16	100	101,797
3.90%, 06/23/21 (Call 03/23/21)[a]	1,840	1,982,153
5.40%, 03/01/19	558	628,024
5.63%, 01/15/18	1,100	1,217,028
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	715,561
5.45%, 03/15/18	100	110,912
Eaton Corp.
1.50%, 11/02/17	3,200	3,213,021
2.75%, 11/02/22	2,000	1,984,554
5.60%, 05/15/18[a]	788	876,376
6.95%, 03/20/19	405	473,419
General Electric Co.
2.70%, 10/09/22	4,000	4,014,254
3.38%, 03/11/24	2,000	2,084,756
5.25%, 12/06/17	6,532	7,168,361
Illinois Tool Works Inc.
0.90%, 02/25/17	20	20,007
1.95%, 03/01/19[a]	500	502,972
3.38%, 09/15/21 (Call 06/15/21)	955	1,001,287
3.50%, 03/01/24 (Call 12/01/23)	2,100	2,188,494
6.25%, 04/01/19	500	577,319
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	512,295
4.25%, 06/15/23	1,450	1,538,545
6.88%, 08/15/18	1,592	1,833,185
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	1,145	1,148,027
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	1,500	1,543,846
3.50%, 09/15/22	1,000	1,050,141
Pentair Finance SA
1.88%, 09/15/17	1,000	1,003,266

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.65%, 12/01/19	$1,068	$1,069,572
3.15%, 09/15/22 (Call 06/15/22)	400	393,678
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	986,806
Textron Inc.
3.65%, 03/01/21	1,000	1,037,002
3.88%, 03/01/25 (Call 12/01/24)[a]	760	775,079
4.63%, 09/21/16	725	757,267
5.60%, 12/01/17	895	971,397
5.95%, 09/21/21 (Call 06/21/21)	725	839,792
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	565	575,172
4.88%, 01/15/21	1,450	1,616,240
6.55%, 10/01/17	1,000	1,114,648

		55,967,520
MEDIA — 2.32%
21st Century Fox America Inc.
3.00%, 09/15/22	2,050	2,050,465
3.70%, 09/15/24 (Call 06/15/24)	500	518,048
4.00%, 10/01/23	1,000	1,062,134
4.50%, 02/15/21	2,363	2,591,005
5.65%, 08/15/20	200	230,932
6.90%, 03/01/19	2,300	2,694,648
7.25%, 05/18/18	500	578,722
8.25%, 08/10/18	100	119,662
CBS Corp.
1.95%, 07/01/17	900	907,747
2.30%, 08/15/19 (Call 07/15/19)[a]	950	947,522
3.38%, 03/01/22 (Call 12/01/21)	1,075	1,084,312
3.50%, 01/15/25 (Call 10/15/24)[a]	825	805,436
4.30%, 02/15/21 (Call 11/15/20)	1,000	1,071,990
4.63%, 05/15/18	170	183,133
5.75%, 04/15/20	1,600	1,824,072
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	3,000	4,249,030
Comcast Cable Communications LLC
8.88%, 05/01/17	1,530	1,752,498
Comcast Corp.
2.85%, 01/15/23[a]	1,000	993,463
3.13%, 07/15/22	3,200	3,257,106
3.60%, 03/01/24	1,850	1,920,913
4.95%, 06/15/16	1,070	1,116,092
5.15%, 03/01/20	1,942	2,216,391
5.70%, 05/15/18	1,425	1,594,163
5.70%, 07/01/19	3,300	3,781,283
6.30%, 11/15/17	1,798	2,013,241
6.50%, 01/15/17	1,763	1,916,270
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	2,250	2,242,919
2.40%, 03/15/17	2,262	2,296,635
3.80%, 03/15/22[a]	2,412	2,482,341
3.95%, 01/15/25 (Call 10/15/24)	2,380	2,406,742
4.45%, 04/01/24 (Call 01/01/24)	2,500	2,631,887
4.60%, 02/15/21 (Call 11/15/20)	1,628	1,744,196
5.00%, 03/01/21	1,189	1,299,547
5.20%, 03/15/20	850	942,200
5.88%, 10/01/19	1,388	1,578,276
Discovery Communications LLC
3.30%, 05/15/22[a]	1,250	1,241,069
4.38%, 06/15/21	1,400	1,496,400
5.05%, 06/01/20	477	528,745

Security	Principal (000s)	Value

5.63%, 08/15/19	$1,050	$1,181,733
Graham Holdings Co.
7.25%, 02/01/19	1,100	1,242,129
Historic TW Inc.
6.88%, 06/15/18	830	952,070
7.25%, 10/15/17	400	452,608
9.15%, 02/01/23	500	671,828
NBCUniversal Media LLC
2.88%, 01/15/23	1,000	991,783
4.38%, 04/01/21	1,950	2,140,025
5.15%, 04/30/20	2,439	2,776,589
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	84	83,609
8.63%, 01/15/19	1,400	1,700,821
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,021,592
2.80%, 06/15/20 (Call 03/15/20)	1,725	1,722,163
3.90%, 11/15/24 (Call 08/15/24)	1,000	1,011,908
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,250	1,271,481
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,065,898
4.30%, 11/23/23 (Call 08/23/23)	1,000	1,062,962
4.70%, 10/15/19[a]	1,300	1,426,479
6.50%, 07/15/18	1,482	1,684,127
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	1,113	1,149,872
4.13%, 02/15/21 (Call 11/15/20)	2,400	2,490,193
5.00%, 02/01/20	2,687	2,899,225
5.85%, 05/01/17	3,244	3,479,013
6.75%, 07/01/18	1,701	1,909,177
8.25%, 04/01/19	1,948	2,306,669
8.75%, 02/14/19	1,996	2,386,315
Time Warner Companies Inc.
7.57%, 02/01/24	500	631,870
Time Warner Entertainment Co. LP
8.38%, 03/15/23	1,500	1,871,908
Time Warner Inc.
2.10%, 06/01/19	500	495,914
3.40%, 06/15/22	2,450	2,478,156
3.60%, 07/15/25	1,500	1,501,690
4.00%, 01/15/22	1,800	1,887,891
4.05%, 12/15/23	500	527,850
4.70%, 01/15/21	2,477	2,711,392
4.75%, 03/29/21	1,480	1,624,526
4.88%, 03/15/20	1,145	1,266,152
5.88%, 11/15/16	1,359	1,452,881
Viacom Inc.
2.20%, 04/01/19[a]	150	148,552
2.50%, 12/15/16	650	663,061
2.75%, 12/15/19 (Call 11/11/19)	1,000	1,001,457
3.13%, 06/15/22 (Call 03/15/22)	1,500	1,465,518
3.50%, 04/01/17	1,150	1,189,761
3.88%, 12/15/21	2,250	2,303,522
3.88%, 04/01/24 (Call 01/01/24)[a]	1,325	1,327,767
4.25%, 09/01/23 (Call 06/01/23)	2,800	2,910,471
4.50%, 03/01/21	1,250	1,330,273
5.63%, 09/15/19	600	670,209
6.13%, 10/05/17	160	175,508
Walt Disney Co. (The)
1.10%, 12/01/17	1,130	1,131,992
1.13%, 02/15/17	1,947	1,960,060
1.35%, 08/16/16	2,006	2,023,392
1.85%, 05/30/19	1,500	1,510,682

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.35%, 12/01/22[a]	$2,150	$2,124,280
2.55%, 02/15/22	1,200	1,196,592
2.75%, 08/16/21	1,950	2,004,438
3.75%, 06/01/21	1,500	1,624,301
5.50%, 03/15/19	1,600	1,821,190
5.63%, 09/15/16	93	98,955
Series B
5.88%, 12/15/17	100	111,713

		146,695,428
METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
1.25%, 01/15/18	1,813	1,807,256
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,343,500

		3,150,756
MINING — 1.31%
Barrick Gold Corp.
3.85%, 04/01/22[a]	2,675	2,639,128
4.10%, 05/01/23	1,900	1,878,929
6.95%, 04/01/19[a]	1,296	1,509,889
Barrick North America Finance LLC
4.40%, 05/30/21	1,853	1,920,667
6.80%, 09/15/18	1,700	1,945,368
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	1,550	1,699,480
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	4,496	4,548,069
1.88%, 11/21/16	1,527	1,550,336
2.05%, 09/30/18[a]	2,520	2,559,634
2.88%, 02/24/22[a]	1,295	1,296,457
3.25%, 11/21/21	2,382	2,464,309
3.85%, 09/30/23[a]	1,000	1,046,714
6.50%, 04/01/19	1,485	1,733,642
Freeport-McMoRan Inc.
2.15%, 03/01/17	850	853,945
2.38%, 03/15/18	3,600	3,595,279
3.10%, 03/15/20[a]	1,000	1,001,514
3.55%, 03/01/22 (Call 12/01/21)[a]	1,862	1,760,321
3.88%, 03/15/23 (Call 12/15/22)[a]	1,250	1,179,716
4.00%, 11/14/21	2,000	1,998,263
4.55%, 11/14/24 (Call 08/14/24)[a]	4,450	4,282,302
Goldcorp Inc.
2.13%, 03/15/18[a]	1,350	1,357,344
3.70%, 03/15/23 (Call 12/15/22)	1,300	1,270,988
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	740	744,154
5.95%, 03/15/24 (Call 12/15/23)[a]	2,300	2,216,622
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	1,247	1,223,570
5.13%, 10/01/19[a]	1,758	1,922,502
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	1,913	1,943,152
3.50%, 11/02/20[a]	1,448	1,523,565
3.75%, 09/20/21[a]	2,032	2,123,009
4.13%, 05/20/21	3,210	3,430,431
6.50%, 07/15/18	5,000	5,706,438
9.00%, 05/01/19[a]	544	684,523
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	3,450	3,460,598
2.25%, 12/14/18 (Call 11/14/18)	2,050	2,072,280

Security	Principal (000s)	Value

2.88%, 08/21/22 (Call 05/21/22)	$2,000	$1,972,800
Southern Copper Corp.
3.50%, 11/08/22[a]	2,150	2,122,910
5.38%, 04/16/20[a]	1,150	1,269,140
Teck Resources Ltd.
2.50%, 02/01/18	1,400	1,397,348
3.00%, 03/01/19[a]	900	899,496
3.15%, 01/15/17	500	508,496
3.85%, 08/15/17	1,100	1,136,952
4.75%, 01/15/22 (Call 10/15/21)[a]	2,250	2,200,393

		82,650,673
OFFICE & BUSINESS EQUIPMENT — 0.19%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	1,400	1,437,639
4.75%, 05/15/18	1,300	1,380,023
5.75%, 09/15/17[a]	1,013	1,094,499
Xerox Corp.
2.75%, 09/01/20	800	795,522
2.80%, 05/15/20[a]	2,700	2,704,314
2.95%, 03/15/17	500	512,489
4.50%, 05/15/21	1,787	1,915,533
5.63%, 12/15/19[a]	900	1,015,218
6.35%, 05/15/18	976	1,095,054
6.75%, 02/01/17	200	217,115

		12,167,406
OIL & GAS — 6.54%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	1,500	1,503,865
5.95%, 09/15/16	1,202	1,274,326
6.38%, 09/15/17	1,142	1,261,907
6.95%, 06/15/19[a]	1,700	1,984,247
8.70%, 03/15/19[a]	1,119	1,365,288
Apache Corp.
1.75%, 04/15/17	1,100	1,105,490
2.63%, 01/15/23 (Call 10/15/22)[a]	950	905,463
3.25%, 04/15/22 (Call 01/15/22)	2,812	2,820,987
3.63%, 02/01/21 (Call 11/01/20)[a]	1,150	1,202,378
5.63%, 01/15/17	405	432,490
BP Capital Markets PLC
1.38%, 11/06/17[a]	3,000	3,003,324
1.38%, 05/10/18	4,320	4,301,632
1.67%, 02/13/18[a]	3,400	3,422,479
1.85%, 05/05/17	2,839	2,877,733
2.24%, 05/10/19	4,800	4,852,888
2.32%, 02/13/20	2,500	2,516,623
2.50%, 11/06/22	2,000	1,925,253
2.75%, 05/10/23	3,500	3,400,805
3.25%, 05/06/22	2,792	2,835,161
3.51%, 03/17/25	3,390	3,403,833
3.54%, 11/04/24	940	948,924
3.56%, 11/01/21	2,750	2,877,835
3.81%, 02/10/24	600	621,000
4.50%, 10/01/20	941	1,040,085
4.74%, 03/11/21	1,333	1,480,293
4.75%, 03/10/19	1,363	1,499,373
British Transco Finance Inc.
6.63%, 06/01/18	1,330	1,524,021
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	1,750	1,777,920

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.80%, 04/15/24 (Call 01/15/24)[a]	$1,000	$1,006,140
3.90%, 02/01/25 (Call 11/01/24)	521	526,484
5.70%, 05/15/17	1,416	1,523,667
5.90%, 02/01/18	850	932,772
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	956,284
3.80%, 09/15/23 (Call 06/15/23)[a]	1,000	996,711
5.70%, 10/15/19	1,173	1,313,819
Chevron Corp.
0.89%, 06/24/16	1,450	1,454,769
1.10%, 12/05/17 (Call 11/05/17)	7,500	7,480,687
1.72%, 06/24/18 (Call 05/24/18)	3,750	3,784,338
1.96%, 03/03/20 (Call 02/03/20)	5,000	5,003,503
2.36%, 12/05/22 (Call 09/05/22)	4,150	4,051,557
2.41%, 03/03/22 (Call 01/03/22)[a]	1,140	1,129,825
2.43%, 06/24/20 (Call 05/24/20)	500	509,713
3.19%, 06/24/23 (Call 03/24/23)	3,000	3,076,303
4.95%, 03/03/19	2,526	2,816,055
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	1,500	1,539,375
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	6,800	6,581,577
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	2,000	1,992,261
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	5,000	5,002,574
ConocoPhillips
5.20%, 05/15/18	1,050	1,161,149
5.75%, 02/01/19	1,100	1,250,742
6.00%, 01/15/20	837	977,435
6.65%, 07/15/18	1,240	1,428,166
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	5,200	5,170,416
1.50%, 05/15/18	970	972,426
2.20%, 05/15/20 (Call 04/15/20)	520	522,756
2.40%, 12/15/22 (Call 09/15/22)	5,894	5,704,991
3.35%, 11/15/24 (Call 08/15/24)[a]	445	449,722
3.35%, 05/15/25 (Call 02/15/25)	1,500	1,519,160
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,195	1,112,966
4.50%, 04/15/23 (Call 01/15/23)	4,400	4,329,338
5.00%, 09/15/22 (Call 03/15/17)	1,000	995,000
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	300	301,760
3.25%, 05/15/22 (Call 02/15/22)[a]	1,187	1,189,429
6.30%, 01/15/19	2,750	3,123,434
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	1,550	1,746,141
Ecopetrol SA
4.13%, 01/16/25	3,500	3,307,500
4.25%, 09/18/18	1,500	1,578,750
5.88%, 09/18/23[a]	1,500	1,605,000
7.63%, 07/23/19[a]	3,050	3,591,375
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	3,006	3,121,046
6.50%, 05/15/19	245	280,543
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	1,500	1,475,666
4.70%, 03/15/21	3,003	3,100,296
5.20%, 03/15/25 (Call 12/15/24)	250	256,302
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,850	1,869,478
2.63%, 03/15/23 (Call 12/15/22)[a]	1,288	1,263,779

Security	Principal (000s)	Value

3.15%, 04/01/25 (Call 01/01/25)[a]	$460	$458,204
4.10%, 02/01/21	1,229	1,324,501
4.40%, 06/01/20[a]	1,200	1,317,485
5.63%, 06/01/19[a]	796	907,543
5.88%, 09/15/17	453	498,730
6.88%, 10/01/18	400	465,756
EQT Corp.
4.88%, 11/15/21	1,350	1,407,615
6.50%, 04/01/18	550	609,422
8.13%, 06/01/19[a]	900	1,070,209
Exxon Mobil Corp.
0.92%, 03/15/17	3,600	3,605,899
1.31%, 03/06/18	2,000	2,007,135
1.82%, 03/15/19 (Call 02/15/19)	1,800	1,816,384
1.91%, 03/06/20 (Call 02/06/20)	2,000	2,008,648
2.40%, 03/06/22 (Call 01/06/22)	3,000	3,005,749
2.71%, 03/06/25 (Call 12/06/24)	6,000	5,945,338
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	1,225	1,298,500
6.63%, 05/01/21 (Call 05/01/16)	500	525,000
6.88%, 02/15/23 (Call 02/15/18)	1,888	2,024,880
Hess Corp.
1.30%, 06/15/17	500	496,719
3.50%, 07/15/24 (Call 04/15/24)[a]	360	353,197
8.13%, 02/15/19	1,226	1,465,416
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	1,900	1,917,112
6.15%, 06/15/19	150	168,056
7.25%, 12/15/19[a]	1,583	1,869,047
Kerr-McGee Corp.
6.95%, 07/01/24	1,000	1,240,358
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	425	407,156
5.90%, 03/15/18	874	964,145
6.00%, 10/01/17	1,167	1,280,488
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	670	671,476
5.13%, 03/01/21	2,061	2,294,650
Murphy Oil Corp.
2.50%, 12/01/17	850	836,247
3.70%, 12/01/22 (Call 09/01/22)	1,810	1,670,096
4.00%, 06/01/22 (Call 03/01/22)	1,000	947,430
Nabors Industries Inc.
4.63%, 09/15/21	1,750	1,746,099
5.00%, 09/15/20[a]	1,000	1,032,015
5.10%, 09/15/23 (Call 06/15/23)[a]	1,050	1,050,192
9.25%, 01/15/19	1,403	1,625,235
Nexen Energy ULC
6.20%, 07/30/19	1,750	1,999,623
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,148	2,261,567
8.25%, 03/01/19	828	991,934
Noble Holding International Ltd.
2.50%, 03/15/17	300	299,585
3.95%, 03/15/22	1,250	1,155,011
4.63%, 03/01/21[a]	250	247,620
4.90%, 08/01/20[a]	1,899	1,923,501
5.95%, 04/01/25 (Call 01/01/25)[a]	1,150	1,158,580
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	1,300	1,296,793
1.75%, 02/15/17	6,100	6,172,123
3.13%, 02/15/22 (Call 11/15/21)	1,154	1,171,490

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Series 1
4.10%, 02/01/21 (Call 11/01/20)	$1,590	$1,723,575
Petro-Canada
6.05%, 05/15/18	2,250	2,512,068
Petrobras Global Finance BV
3.00%, 01/15/19[a]	1,500	1,403,319
3.25%, 03/17/17	3,800	3,749,136
3.50%, 02/06/17	3,750	3,717,960
4.38%, 05/20/23	5,250	4,686,169
4.88%, 03/17/20	1,325	1,278,778
5.38%, 01/27/21	7,000	6,819,903
5.75%, 01/20/20	5,350	5,346,319
5.88%, 03/01/18	2,237	2,288,053
6.13%, 10/06/16	1,850	1,903,931
6.25%, 03/17/24[a]	4,000	3,973,924
7.88%, 03/15/19	2,250	2,413,173
Petroleos Mexicanos
3.13%, 01/23/19[a]	1,500	1,531,185
3.50%, 07/18/18	250	258,438
3.50%, 01/30/23	6,750	6,488,437
4.25%, 01/15/25[b]	2,500	2,481,250
4.88%, 01/24/22	4,600	4,841,500
4.88%, 01/18/24	1,550	1,617,813
5.50%, 01/21/21	5,300	5,790,250
5.75%, 03/01/18	967	1,058,865
6.00%, 03/05/20	2,900	3,273,375
8.00%, 05/03/19	1,700	2,018,750
Phillips 66
2.95%, 05/01/17[a]	1,412	1,456,540
4.30%, 04/01/22	3,844	4,134,277
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	1,050	1,080,189
5.88%, 07/15/16	175	183,730
6.65%, 03/15/17	1,300	1,410,977
7.50%, 01/15/20	2,200	2,612,184
Pride International Inc.
6.88%, 08/15/20	1,345	1,554,712
8.50%, 06/15/19[a]	1,000	1,192,384
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	275	264,696
4.88%, 06/01/22 (Call 03/01/22)[a]	2,160	2,132,177
5.00%, 09/01/17	800	828,719
7.88%, 08/01/19[a]	175	197,487
Sasol Financing International PLC
4.50%, 11/14/22	2,000	2,022,000
Shell International Finance BV
1.13%, 08/21/17	9,500	9,515,908
2.00%, 11/15/18[a]	2,560	2,596,595
2.13%, 05/11/20	3,500	3,524,580
2.25%, 01/06/23	2,000	1,932,357
2.38%, 08/21/22[a]	750	736,699
3.25%, 05/11/25	910	921,898
3.40%, 08/12/23[a]	2,350	2,444,505
4.30%, 09/22/19	1,359	1,492,386
4.38%, 03/25/20	630	696,378
5.20%, 03/22/17	475	511,295
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	3,458	3,468,580
4.95%, 01/23/25 (Call 10/23/24)	3,500	3,607,074
7.50%, 02/01/18	325	365,099
Statoil ASA
1.15%, 05/15/18[a]	790	784,453
1.20%, 01/17/18	1,700	1,696,785
1.80%, 11/23/16	500	507,120

Security	Principal (000s)	Value

2.45%, 01/17/23	$4,500	$4,384,527
2.75%, 11/10/21	1,000	1,012,689
3.13%, 08/17/17	2,660	2,777,413
3.15%, 01/23/22	158	162,624
3.25%, 11/10/24[a]	6,500	6,607,961
5.25%, 04/15/19	1,879	2,115,493
6.70%, 01/15/18	700	789,888
Suncor Energy Inc.
6.10%, 06/01/18	1,263	1,414,102
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	850	836,529
7.75%, 06/01/19	1,240	1,436,874
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	4,013,006
2.75%, 07/15/23	900	886,037
Total Capital International SA
1.50%, 02/17/17	1,792	1,810,563
1.55%, 06/28/17	2,792	2,818,939
2.10%, 06/19/19[a]	4,500	4,549,823
2.13%, 01/10/19	250	254,008
2.70%, 01/25/23	2,700	2,669,335
2.88%, 02/17/22	1,000	1,011,507
3.70%, 01/15/24	2,500	2,623,080
3.75%, 04/10/24[a]	1,400	1,475,966
Total Capital SA
4.13%, 01/28/21[a]	1,070	1,166,192
4.45%, 06/24/20	1,254	1,392,614
Valero Energy Corp.
3.65%, 03/15/25	2,000	1,992,400
6.13%, 06/15/17	1,612	1,760,176
6.13%, 02/01/20	834	961,778
9.38%, 03/15/19	1,131	1,411,969
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,686,000
6.25%, 08/01/17	750	834,545

		414,162,755
OIL & GAS SERVICES — 0.46%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,161,475
7.50%, 11/15/18	1,184	1,408,087
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	1,500	1,466,562
4.50%, 06/01/21 (Call 03/01/21)	1,400	1,478,742
6.38%, 07/15/18	1,450	1,616,623
FMC Technologies Inc.
2.00%, 10/01/17	900	905,558
3.45%, 10/01/22 (Call 07/01/22)	1,000	977,990
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[a]	500	503,685
3.25%, 11/15/21 (Call 08/15/21)[a]	2,000	2,054,982
3.50%, 08/01/23 (Call 05/01/23)[a]	1,050	1,079,571
6.15%, 09/15/19	1,814	2,106,052
National Oilwell Varco Inc.
1.35%, 12/01/17	900	892,793
2.60%, 12/01/22 (Call 09/01/22)	1,520	1,471,859
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	2,200	2,301,245
SESI LLC
6.38%, 05/01/19 (Call 06/29/15)[a]	1,100	1,130,250
7.13%, 12/15/21 (Call 12/15/16)[a]	1,430	1,514,013

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Weatherford International LLC
6.35%, 06/15/17[a]	$1,385	$1,481,535
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	1,164	1,124,131
5.13%, 09/15/20	1,030	1,047,407
6.00%, 03/15/18	1,000	1,062,600
9.63%, 03/01/19	1,038	1,217,055

		29,002,215
PACKAGING & CONTAINERS — 0.07%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	100	109,415
6.80%, 08/01/19	555	644,909
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,063,165
Rock-Tenn Co.
3.50%, 03/01/20	500	513,989
4.90%, 03/01/22	2,000	2,168,675
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	80,265

		4,580,418
PHARMACEUTICALS — 3.72%
Abbott Laboratories
2.00%, 03/15/20	1,225	1,224,699
2.55%, 03/15/22	1,460	1,454,064
2.95%, 03/15/25 (Call 12/15/24)	640	634,808
4.13%, 05/27/20[a]	800	876,146
5.13%, 04/01/19	1,678	1,883,389
AbbVie Inc.
1.75%, 11/06/17	6,150	6,175,042
1.80%, 05/14/18	10,000	10,019,097
2.00%, 11/06/18	2,950	2,952,587
2.50%, 05/14/20 (Call 04/14/20)	6,030	6,039,714
2.90%, 11/06/22	4,725	4,654,588
3.60%, 05/14/25 (Call 02/14/25)	5,695	5,748,096
Actavis Funding SCS
1.30%, 06/15/17	2,000	1,986,877
2.35%, 03/12/18	2,765	2,794,510
2.45%, 06/15/19	195	195,035
3.00%, 03/12/20 (Call 02/12/20)[a]	3,820	3,871,018
3.45%, 03/15/22 (Call 01/15/22)	5,945	6,006,281
3.80%, 03/15/25 (Call 12/15/24)	6,075	6,115,533
3.85%, 06/15/24 (Call 03/15/24)	500	506,490
Actavis Inc.
1.88%, 10/01/17	2,800	2,806,129
3.25%, 10/01/22 (Call 07/01/22)	3,500	3,455,751
6.13%, 08/15/19	1,195	1,353,317
Allergan Inc./U.S.
1.35%, 03/15/18	1,150	1,131,249
2.80%, 03/15/23 (Call 12/15/22)	3,100	2,951,840
3.38%, 09/15/20	2,750	2,815,564
AmerisourceBergen Corp.
1.15%, 05/15/17	900	896,564
3.40%, 05/15/24 (Call 02/15/24)[a]	1,000	1,011,605
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,123,531
AstraZeneca PLC
1.95%, 09/18/19[a]	2,300	2,308,002
5.90%, 09/15/17	4,217	4,663,234
Bristol-Myers Squibb Co.
0.88%, 08/01/17	3,163	3,154,647

Security	Principal (000s)	Value

2.00%, 08/01/22	$606	$584,437
3.25%, 11/01/23[a]	1,300	1,343,961
Cardinal Health Inc.
2.40%, 11/15/19	1,200	1,204,283
3.20%, 06/15/22	1,350	1,344,417
3.20%, 03/15/23	1,300	1,300,307
4.63%, 12/15/20	1,950	2,145,574
DENTSPLY International Inc.
2.75%, 08/15/16	140	142,540
4.13%, 08/15/21 (Call 05/15/21)	1,295	1,369,193
Eli Lilly & Co.
1.25%, 03/01/18[a]	305	305,219
1.95%, 03/15/19	2,000	2,017,142
5.20%, 03/15/17	996	1,072,218
Express Scripts Holding Co.
1.25%, 06/02/17	869	865,438
2.25%, 06/15/19	8,200	8,188,915
2.65%, 02/15/17	1,000	1,021,522
3.90%, 02/15/22	1,915	2,001,599
4.75%, 11/15/21	800	880,855
7.25%, 06/15/19	1,665	1,973,693
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	7,330	8,234,873
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	3,596	3,633,264
2.85%, 05/08/22	2,797	2,815,211
Johnson & Johnson
1.88%, 12/05/19	3,400	3,423,499
2.45%, 12/05/21	1,500	1,523,991
2.95%, 09/01/20[a]	1,200	1,261,726
3.38%, 12/05/23[a]	188	198,382
3.55%, 05/15/21[a]	1,900	2,055,110
5.15%, 07/15/18	538	601,285
5.55%, 08/15/17	2,828	3,112,635
McKesson Corp.
1.40%, 03/15/18	1,000	994,471
2.70%, 12/15/22 (Call 09/15/22)	1,563	1,514,469
2.85%, 03/15/23 (Call 12/15/22)[a]	500	493,234
3.80%, 03/15/24 (Call 12/15/23)	1,000	1,029,418
4.75%, 03/01/21 (Call 12/01/20)	750	826,676
5.70%, 03/01/17	567	609,723
7.50%, 02/15/19	1,985	2,356,137
Mead Johnson Nutrition Co.
4.90%, 11/01/19	1,450	1,590,490
Medco Health Solutions Inc.
4.13%, 09/15/20	500	534,496
7.13%, 03/15/18	1,338	1,524,096
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,750	1,747,098
1.30%, 05/18/18	10,700	10,714,492
2.75%, 02/10/25 (Call 11/10/24)	5,775	5,641,792
2.80%, 05/18/23	2,150	2,158,226
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,102,633
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	1,128	1,267,721
Mylan Inc.
2.55%, 03/28/19	3,050	3,048,275
Novartis Capital Corp.
2.40%, 09/21/22	2,200	2,164,208
3.40%, 05/06/24	6,300	6,573,392
4.40%, 04/24/20	168	187,007
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,313	4,836,813

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	$1,910	$1,957,603
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	3,600	3,652,490
3.90%, 12/15/24 (Call 09/15/24)	200	203,185
Pfizer Inc.
1.10%, 05/15/17	4,150	4,166,178
1.50%, 06/15/18	1,500	1,507,868
2.10%, 05/15/19[a]	2,000	2,031,617
3.00%, 06/15/23	4,275	4,276,150
4.65%, 03/01/18[a]	200	218,190
6.20%, 03/15/19	4,734	5,484,937
Pharmacia Corp.
6.50%, 12/01/18	2,140	2,493,692
Sanofi
1.25%, 04/10/18[a]	1,950	1,948,723
4.00%, 03/29/21	1,032	1,120,392
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	450	457,185
2.95%, 12/18/22[a]	591	583,262
Series 2
3.65%, 11/10/21	2,329	2,412,189
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,423	1,473,828
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	1,250	1,240,684
Wyeth LLC
5.45%, 04/01/17[a]	315	341,128
Zoetis Inc.
1.88%, 02/01/18[a]	1,225	1,222,825
3.25%, 02/01/23 (Call 11/01/22)	2,500	2,450,609

		235,588,298
PIPELINES — 2.44%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	114,473
5.75%, 09/15/19	2,200	2,353,330
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)[a]	3,225	3,193,011
4.88%, 02/01/21 (Call 11/01/20)	475	503,001
5.50%, 08/15/19	500	544,579
6.05%, 01/15/18	1,250	1,357,817
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,023	2,202,380
6.13%, 11/01/17	200	221,727
6.15%, 05/01/16	210	219,885
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)	1,600	1,713,687
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	350	374,746
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[b]	500	483,164
3.90%, 05/15/24 (Call 02/15/24)[a,b]	760	724,191
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	150	155,545
5.20%, 03/15/20	2,395	2,621,016
9.88%, 03/01/19	1,535	1,917,987
Series B
6.50%, 04/15/18[a]	1,000	1,112,417
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	3,740	3,606,046
5.60%, 04/01/17	975	1,046,477

Security	Principal (000s)	Value

Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	$500	$486,368
4.05%, 03/15/25 (Call 12/15/24)	2,500	2,437,452
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,751,427
4.65%, 06/01/21 (Call 03/01/21)	1,487	1,574,231
5.20%, 02/01/22 (Call 11/01/21)	1,966	2,104,533
6.13%, 02/15/17	230	247,523
6.70%, 07/01/18	2,150	2,435,243
9.00%, 04/15/19	840	1,031,023
9.70%, 03/15/19	665	829,758
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)[a]	1,535	1,577,414
Enterprise Products Operating LLC
1.65%, 05/07/18	355	355,269
2.55%, 10/15/19 (Call 09/15/19)	1,510	1,524,395
3.35%, 03/15/23 (Call 12/15/22)	3,000	3,006,716
3.75%, 02/15/25 (Call 11/15/24)	3,000	3,036,701
4.05%, 02/15/22	1,400	1,475,914
5.20%, 09/01/20	393	443,544
5.25%, 01/31/20	800	899,439
6.50%, 01/31/19	1,600	1,846,035
6.65%, 04/15/18[a]	800	909,966
Series L
6.30%, 09/15/17	2,412	2,672,722
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,000	963,403
3.50%, 03/01/21 (Call 01/01/21)[a]	1,375	1,371,746
3.95%, 09/01/22 (Call 06/01/22)	1,000	1,005,092
4.15%, 03/01/22[a]	900	913,404
4.25%, 09/01/24 (Call 06/01/24)	5,870	5,893,415
4.30%, 05/01/24 (Call 02/01/24)	1,000	1,000,288
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,138,767
5.30%, 09/15/20	3,400	3,745,551
5.80%, 03/01/21	150	166,212
5.95%, 02/15/18	1,105	1,206,413
6.00%, 02/01/17	1,000	1,065,582
6.50%, 04/01/20	675	775,118
6.85%, 02/15/20	2,165	2,516,247
9.00%, 02/01/19	900	1,087,329
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	255	256,419
Magellan Midstream Partners LP
4.25%, 02/01/21	770	821,232
5.65%, 10/15/16	220	233,348
6.55%, 07/15/19	2,025	2,351,589
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	104,828
Northwest Pipeline LLC
6.05%, 06/15/18	215	239,716
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,000	998,212
3.20%, 09/15/18 (Call 08/15/18)	2,400	2,453,408
3.38%, 10/01/22 (Call 07/01/22)	2,276	2,165,909
6.15%, 10/01/16	425	450,524
8.63%, 03/01/19[a]	1,120	1,338,923
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17[a]	300	329,737
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,100	2,107,478
3.60%, 11/01/24 (Call 08/01/24)	1,500	1,476,858
5.00%, 02/01/21 (Call 11/01/20)	1,975	2,164,388
5.75%, 01/15/20	690	778,766

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.50%, 05/01/18	$1,700	$1,914,459
8.75%, 05/01/19	1,550	1,908,266
Questar Pipeline Co.
5.83%, 02/01/18[a]	1,000	1,098,371
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	2,500	2,737,500
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	325	347,522
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	525	540,280
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	550	510,577
8.00%, 10/01/19	2,250	2,707,356
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,018,930
3.50%, 03/15/25 (Call 12/15/24)[a]	2,500	2,453,885
4.75%, 03/15/24 (Call 12/15/23)	50	53,904
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)[a]	2,640	2,557,810
4.65%, 02/15/22[a]	1,150	1,209,682
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	1,000	984,222
4.65%, 06/15/21 (Call 03/15/21)	450	472,942
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	975	1,070,493
TransCanada PipeLines Ltd.
1.88%, 01/12/18	510	513,922
2.50%, 08/01/22	1,150	1,104,066
3.75%, 10/16/23 (Call 07/16/23)	1,100	1,132,961
3.80%, 10/01/20	2,720	2,893,346
6.35%, 05/15/67 (Call 05/15/17)[d]	500	475,000
6.50%, 08/15/18	1,386	1,582,233
7.13%, 01/15/19	149	174,608
9.88%, 01/01/21	320	432,013
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,105	1,232,031
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	556,212
4.00%, 07/01/22 (Call 04/01/22)	1,850	1,885,938
5.38%, 06/01/21 (Call 03/01/21)	625	690,205
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	3,358	3,271,552
4.55%, 06/24/24 (Call 03/24/24)	85	86,884
7.88%, 09/01/21	1,300	1,599,041
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[a]	2,250	2,194,089
3.60%, 03/15/22 (Call 01/15/22)	446	443,178
4.00%, 11/15/21 (Call 08/15/21)[a]	2,750	2,831,561
4.30%, 03/04/24 (Call 12/04/23)	4,200	4,291,237
5.25%, 03/15/20	1,982	2,201,404
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	2,500	2,531,250
4.88%, 03/15/24 (Call 03/15/19)	1,000	1,010,000
6.13%, 07/15/22 (Call 01/15/17)	1,000	1,075,000
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	1,300	1,418,512

		154,443,496
REAL ESTATE — 0.08%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,000	1,004,187
5.80%, 04/25/17	250	269,674

Security	Principal (000s)	Value

Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	$500	$507,650
5.88%, 06/15/17	800	868,693
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)[a]	2,500	2,557,639

		5,207,843
REAL ESTATE INVESTMENT TRUSTS — 2.75%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	1,011,684
4.60%, 04/01/22 (Call 01/01/22)[a]	1,500	1,592,993
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,000	997,885
3.40%, 02/15/19	154	159,065
3.50%, 01/31/23	5,100	4,921,109
4.50%, 01/15/18	1,524	1,623,922
4.70%, 03/15/22	1,600	1,678,915
5.00%, 02/15/24	1,450	1,548,362
5.05%, 09/01/20	1,156	1,266,436
5.90%, 11/01/21	585	666,304
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	1,210	1,189,499
3.63%, 10/01/20 (Call 07/01/20)	2,000	2,110,197
3.95%, 01/15/21 (Call 10/15/20)[a]	550	582,330
5.70%, 03/15/17	750	807,060
5.75%, 09/15/16[a]	190	201,378
6.10%, 03/15/20	300	347,783
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	153,148
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,550,022
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[a]	2,800	2,789,602
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,151,385
3.80%, 02/01/24 (Call 11/01/23)[a]	1,000	1,036,770
3.85%, 02/01/23 (Call 11/01/22)	500	523,119
4.13%, 05/15/21 (Call 02/15/21)	1,049	1,137,020
5.63%, 11/15/20 (Call 08/15/20)	900	1,037,211
5.88%, 10/15/19 (Call 07/17/19)	2,650	3,054,354
Brandywine Operating Partnership LP
4.10%, 10/01/24 (Call 07/01/24)	500	502,027
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)[a]	1,750	1,851,563
4.63%, 06/15/21 (Call 03/15/21)	200	218,100
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	2,650	2,777,274
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	2,500	2,685,885
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	250	272,953
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	500	490,706
3.50%, 01/15/21 (Call 11/15/20)	103	105,235
3.63%, 02/01/25 (Call 11/01/24)	2,500	2,445,731
4.63%, 07/15/22 (Call 04/15/22)	2,550	2,713,300
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	1,000	989,099
5.25%, 03/15/21 (Call 12/15/20)	1,290	1,429,108
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,200	1,242,238
4.38%, 06/15/22 (Call 03/15/22)	1,850	1,976,377
5.95%, 02/15/17	117	125,838

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	$1,500	$1,639,329
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)[a]	600	663,264
6.25%, 06/15/17 (Call 12/15/16)	550	585,431
6.65%, 01/15/18 (Call 07/15/17)	200	216,295
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	1,000	996,774
4.63%, 12/15/21 (Call 09/15/21)	929	1,028,133
4.75%, 07/15/20 (Call 04/15/20)	1,488	1,646,100
5.38%, 08/01/16	750	787,698
5.75%, 06/15/17	1,322	1,440,031
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,023,416
3.88%, 05/01/24 (Call 02/01/24)	2,350	2,424,982
5.50%, 03/15/17	950	1,017,181
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	2,000	1,960,125
3.40%, 02/01/25 (Call 11/01/24)[a]	3,500	3,361,102
3.75%, 02/01/19 (Call 11/01/18)	1,050	1,104,523
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,035,336
5.38%, 02/01/21 (Call 11/03/20)	1,418	1,584,236
5.63%, 05/01/17	640	689,328
6.00%, 01/30/17	1,300	1,398,018
6.70%, 01/30/18[a]	1,426	1,603,993
Health Care REIT Inc.
2.25%, 03/15/18	950	960,963
3.75%, 03/15/23 (Call 12/15/22)	1,400	1,418,728
4.13%, 04/01/19 (Call 01/01/19)	650	692,540
4.50%, 01/15/24 (Call 10/15/23)	1,100	1,165,618
4.70%, 09/15/17	950	1,014,170
4.95%, 01/15/21 (Call 10/15/20)[a]	888	977,261
5.25%, 01/15/22 (Call 10/15/21)	1,108	1,228,164
6.20%, 06/01/16	745	782,466
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	196	194,330
5.75%, 01/15/21	650	730,547
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,150	2,163,702
5.85%, 03/15/17	250	268,296
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	1,500	1,526,126
5.00%, 08/15/22 (Call 02/15/22)	1,500	1,587,727
5.63%, 03/15/17	1,350	1,434,832
6.70%, 01/15/18 (Call 07/15/17)	200	216,285
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	750	759,987
5.88%, 06/15/19 (Call 06/15/15)	500	515,000
Series D
3.75%, 10/15/23 (Call 07/15/23)[a]	1,100	1,100,297
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,824,641
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	2,500	2,461,485
3.20%, 05/01/21 (Call 03/01/21)[a]	319	325,478
5.70%, 05/01/17	1,550	1,673,185
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,034,680
4.40%, 02/15/24 (Call 11/15/23)	2,200	2,311,554
4.75%, 10/01/20 (Call 07/01/20)	100	108,611
5.50%, 12/15/16	200	211,877
6.63%, 10/01/17	1,000	1,106,621
Mack-Cali Realty LP

Security	Principal (000s)	Value

2.50%, 12/15/17 (Call 11/15/17)	$1,350	$1,352,297
4.50%, 04/18/22 (Call 01/18/22)	1,000	1,000,221
7.75%, 08/15/19	1,000	1,153,574
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	2,000	2,098,399
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	1,500	1,534,120
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,129,952
Omega Healthcare Investors Inc.
6.75%, 10/15/22 (Call 10/15/15)	750	788,438
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	1,600	1,648,577
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	2,150	2,275,494
4.50%, 08/15/17	680	721,815
6.88%, 03/15/20 (Call 12/16/19)	1,240	1,461,906
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	1,097	1,103,613
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	2,700	2,718,770
3.25%, 10/15/22 (Call 07/15/22)	1,000	996,980
5.95%, 09/15/16	690	732,437
6.75%, 08/15/19	1,050	1,226,352
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	3,000	3,081,029
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,011,576
4.75%, 05/01/24 (Call 11/01/23)[a]	1,500	1,542,274
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	2,250	2,295,286
2.75%, 02/01/23 (Call 11/01/22)	500	490,942
2.80%, 01/30/17 (Call 10/30/16)	1,550	1,589,551
3.75%, 02/01/24 (Call 11/01/23)	500	522,174
4.13%, 12/01/21 (Call 09/01/21)	2,940	3,203,363
4.38%, 03/01/21 (Call 12/01/20)	4,371	4,828,200
5.65%, 02/01/20 (Call 11/01/19)	878	1,010,215
6.13%, 05/30/18	1,383	1,566,592
10.35%, 04/01/19 (Call 01/01/19)	2,303	2,954,161
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	1,900	1,951,270
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	500	523,235
4.25%, 06/01/18	950	1,012,704
4.63%, 01/10/22 (Call 10/10/21)	700	757,146
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,550	1,564,128
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,159,151
4.25%, 03/01/22 (Call 12/01/21)	1,700	1,798,252
4.75%, 06/01/21 (Call 03/01/21)	2,750	3,020,038
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	1,500	1,646,212
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,250	1,355,048
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	197,410
Weyerhaeuser Co.
4.63%, 09/15/23	500	539,543
7.38%, 10/01/19	2,000	2,376,676

		173,902,574
RETAIL — 2.40%
Advance Auto Parts Inc.

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.50%, 01/15/22 (Call 10/15/21)	$540	$572,313
5.75%, 05/01/20	500	560,825
AutoNation Inc.
5.50%, 02/01/20	445	488,715
AutoZone Inc.
1.30%, 01/13/17	1,100	1,102,484
3.25%, 04/15/25 (Call 01/15/25)	970	956,585
3.70%, 04/15/22 (Call 01/15/22)	2,150	2,227,208
4.00%, 11/15/20 (Call 08/15/20)	150	160,580
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	688	698,588
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	1,500	1,470,767
Costco Wholesale Corp.
1.13%, 12/15/17	1,500	1,500,620
1.70%, 12/15/19	1,900	1,897,096
1.75%, 02/15/20	1,000	997,067
2.25%, 02/15/22	850	838,735
5.50%, 03/15/17	2,000	2,165,539
CVS Health Corp.
1.20%, 12/05/16	3,581	3,595,560
3.38%, 08/12/24 (Call 05/12/24)[a]	5,000	5,030,320
4.00%, 12/05/23 (Call 09/05/23)[a]	2,900	3,057,394
4.75%, 05/18/20 (Call 11/18/19)	2,600	2,875,139
5.75%, 06/01/17	842	917,514
6.13%, 08/15/16	480	509,826
Darden Restaurants Inc.
6.45%, 10/15/17	1,515	1,645,425
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,300	1,253,850
4.13%, 07/15/17	475	496,585
Family Dollar Stores Inc.
5.00%, 02/01/21[a]	1,790	1,867,398
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,050	2,347,211
Home Depot Inc. (The)
2.00%, 06/15/19	3,400	3,432,994
2.25%, 09/10/18 (Call 08/10/18)	2,025	2,077,048
2.63%, 06/01/22	1,500	1,500,917
2.70%, 04/01/23 (Call 01/01/23)	1,750	1,738,207
4.40%, 04/01/21 (Call 01/01/21)	3,059	3,386,165
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	1,688	1,780,936
6.25%, 12/15/17	1,700	1,885,634
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,200	1,213,725
3.12%, 04/15/22 (Call 01/15/22)	1,503	1,549,704
3.75%, 04/15/21 (Call 01/15/21)	150	160,468
3.80%, 11/15/21 (Call 08/15/21)[a]	1,550	1,654,600
4.63%, 04/15/20 (Call 10/15/19)	1,050	1,161,797
5.40%, 10/15/16[a]	1,250	1,327,798
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	1,300	1,327,344
3.88%, 01/15/22 (Call 10/15/21)	1,510	1,592,753
5.90%, 12/01/16	1,373	1,470,172
7.45%, 07/15/17	1,850	2,079,929
McDonald’s Corp.
1.88%, 05/29/19[a]	1,800	1,795,172
2.63%, 01/15/22	848	844,352
3.25%, 06/10/24[a]	1,100	1,104,610
3.38%, 05/26/25 (Call 02/26/25)	1,500	1,509,821
3.63%, 05/20/21	1,250	1,319,342
5.30%, 03/15/17	245	263,045

Security	Principal (000s)	Value

5.35%, 03/01/18	$2,406	$2,655,043
5.80%, 10/15/17	500	551,784
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,000	1,077,882
4.75%, 05/01/20[a]	750	838,089
6.25%, 01/15/18	1,240	1,381,587
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,450	1,494,741
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,150,579
4.88%, 01/14/21 (Call 10/14/20)	115	126,850
QVC Inc.
3.13%, 04/01/19	175	176,002
4.85%, 04/01/24	250	257,296
5.13%, 07/02/22	4,450	4,653,759
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	500	503,058
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	1,840	1,814,032
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,600	2,639,510
3.85%, 10/01/23 (Call 07/01/23)	650	701,696
6.25%, 08/15/17	1,150	1,271,262
Target Corp.
2.30%, 06/26/19[a]	2,100	2,131,485
2.90%, 01/15/22	2,600	2,650,927
3.50%, 07/01/24[a]	1,500	1,560,905
3.88%, 07/15/20	1,127	1,214,258
5.38%, 05/01/17[a]	2,328	2,519,537
5.88%, 07/15/16	92	97,335
6.00%, 01/15/18	1,674	1,872,781
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	1,000	1,018,243
6.95%, 04/15/19	1,405	1,659,107
Wal-Mart Stores Inc.
1.00%, 04/21/17	500	501,885
1.13%, 04/11/18[a]	1,000	997,242
1.95%, 12/15/18	2,000	2,034,838
2.55%, 04/11/23 (Call 01/11/23)	6,150	6,095,247
3.25%, 10/25/20	1,454	1,538,532
3.30%, 04/22/24 (Call 01/22/24)[a]	1,425	1,477,571
3.63%, 07/08/20	1,577	1,698,708
4.13%, 02/01/19	1,450	1,581,743
4.25%, 04/15/21[a]	2,099	2,324,393
5.38%, 04/05/17	1,761	1,907,572
5.80%, 02/15/18	1,538	1,724,734
Walgreen Co.
1.80%, 09/15/17	2,550	2,570,093
3.10%, 09/15/22	2,500	2,460,418
5.25%, 01/15/19	627	691,256
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	4,300	4,354,234
3.80%, 11/18/24 (Call 08/18/24)	4,610	4,611,479
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	625	636,557
3.88%, 11/01/20 (Call 08/01/20)[a]	300	311,532
3.88%, 11/01/23 (Call 08/01/23)	1,200	1,198,167
5.30%, 09/15/19	925	1,013,292
6.25%, 04/15/16	200	209,187
6.25%, 03/15/18	392	433,879

		151,800,184

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

SAVINGS & LOANS — 0.04%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	$500	$503,314
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	2,000	2,068,161

		2,571,475
SEMICONDUCTORS — 0.90%
Altera Corp.
1.75%, 05/15/17	2,000	2,014,286
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	1,250	1,224,462
Applied Materials Inc.
2.65%, 06/15/16	500	509,140
4.30%, 06/15/21	2,800	3,053,759
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)[a]	550	533,118
2.70%, 11/01/18[a]	1,200	1,228,266
3.50%, 08/01/24 (Call 05/01/24)	1,175	1,193,374
Intel Corp.
1.35%, 12/15/17	6,900	6,903,697
1.95%, 10/01/16	1,484	1,509,000
2.70%, 12/15/22[a]	2,000	1,993,747
3.30%, 10/01/21	2,586	2,727,371
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	875	905,707
4.13%, 11/01/21 (Call 09/01/21)	3,240	3,377,759
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	2,000	2,013,614
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	1,000	991,770
National Semiconductor Corp.
6.60%, 06/15/17	1,200	1,330,679
QUALCOMM Inc.
1.40%, 05/18/18	6,605	6,606,280
2.25%, 05/20/20	6,050	6,074,054
3.00%, 05/20/22	3,500	3,520,735
3.45%, 05/20/25 (Call 02/20/25)	1,000	998,645
Texas Instruments Inc.
0.88%, 03/12/17	1,500	1,495,946
1.00%, 05/01/18	750	743,084
1.65%, 08/03/19	1,369	1,359,946
1.75%, 05/01/20 (Call 04/01/20)	1,000	986,721
2.75%, 03/12/21 (Call 02/12/21)	500	511,539
Xilinx Inc.
2.13%, 03/15/19[a]	1,500	1,505,965
3.00%, 03/15/21	1,475	1,517,288

		56,829,952
SOFTWARE — 1.34%
Adobe Systems Inc.
4.75%, 02/01/20	1,740	1,922,277
Autodesk Inc.
1.95%, 12/15/17	1,775	1,786,928
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,500	1,575,009
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	1,910	2,008,253
5.38%, 12/01/19	1,000	1,109,722

Security	Principal (000s)	Value

Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	$1,100	$1,140,074
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,493,252
3.50%, 04/15/23 (Call 01/15/23)	900	894,089
5.00%, 03/15/22 (Call 03/15/17)[a]	2,950	3,128,316
Fiserv Inc.
3.13%, 06/15/16	1,200	1,232,112
3.50%, 10/01/22 (Call 07/01/22)	1,300	1,324,035
4.63%, 10/01/20	1,000	1,089,015
4.75%, 06/15/21	850	940,741
6.80%, 11/20/17	1,250	1,420,975
Intuit Inc.
5.75%, 03/15/17	1,460	1,568,318
Microsoft Corp.
1.00%, 05/01/18[a]	2,300	2,289,914
1.63%, 12/06/18[a]	1,000	1,011,015
1.85%, 02/12/20 (Call 01/12/20)	1,400	1,406,476
2.13%, 11/15/22[a]	2,000	1,949,783
2.38%, 05/01/23 (Call 02/01/23)[a]	1,000	982,146
2.70%, 02/12/25 (Call 11/12/24)	6,775	6,635,090
3.63%, 12/15/23 (Call 09/15/23)	2,800	2,992,089
4.00%, 02/08/21[a]	2,150	2,362,357
4.20%, 06/01/19	2,274	2,498,022
Oracle Corp.
1.20%, 10/15/17[a]	3,800	3,804,563
2.25%, 10/08/19	7,350	7,430,720
2.38%, 01/15/19	2,050	2,095,841
2.50%, 05/15/22 (Call 03/15/22)	8,000	7,901,343
2.50%, 10/15/22	6,500	6,402,344
2.95%, 05/15/25 (Call 02/15/25)	4,000	3,934,000
3.63%, 07/15/23	3,100	3,262,426
3.88%, 07/15/20	326	353,707
5.00%, 07/08/19	1,219	1,364,118
5.75%, 04/15/18	3,071	3,441,745

		84,750,815
TELECOMMUNICATIONS — 3.68%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,943,203
3.13%, 07/16/22	6,750	6,809,631
5.00%, 10/16/19	500	557,965
5.00%, 03/30/20	2,800	3,140,260
5.63%, 11/15/17[a]	1,150	1,260,475
AT&T Inc.
1.40%, 12/01/17	1,900	1,892,186
1.60%, 02/15/17[a]	3,136	3,152,942
1.70%, 06/01/17	4,896	4,925,023
2.30%, 03/11/19[a]	3,500	3,523,325
2.38%, 11/27/18	200	202,967
2.40%, 08/15/16	1,851	1,878,643
2.45%, 06/30/20 (Call 05/30/20)	7,615	7,544,476
2.63%, 12/01/22 (Call 09/01/22)[a]	3,000	2,876,845
3.00%, 02/15/22[a]	1,000	992,995
3.00%, 06/30/22 (Call 04/30/22)	1,735	1,710,312
3.40%, 05/15/25 (Call 02/15/25)	11,500	11,191,800
3.88%, 08/15/21	1,423	1,487,628
3.90%, 03/11/24 (Call 12/11/23)[a]	500	516,268
4.45%, 05/15/21	5,085	5,479,982
5.50%, 02/01/18	3,283	3,608,334
5.80%, 02/15/19	4,588	5,175,099
British Telecommunications PLC

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

1.25%, 02/14/17	$595	$594,713
1.63%, 06/28/16	1,500	1,510,343
2.35%, 02/14/19	1,425	1,442,435
5.95%, 01/15/18[a]	2,313	2,570,115
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,750	2,750,443
Cisco Systems Inc.
1.10%, 03/03/17	6,200	6,232,517
2.13%, 03/01/19	3,000	3,047,729
2.90%, 03/04/21	250	257,835
3.15%, 03/14/17	2,301	2,393,410
3.63%, 03/04/24	3,700	3,889,628
4.45%, 01/15/20[a]	1,362	1,510,816
4.95%, 02/15/19	1,219	1,359,030
Corning Inc.
1.45%, 11/15/17	2,450	2,460,127
3.70%, 11/15/23 (Call 08/15/23)	500	523,588
4.25%, 08/15/20	365	398,500
6.63%, 05/15/19	40	46,977
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,089	1,256,710
6.75%, 08/20/18	2,518	2,908,370
Embarq Corp.
7.08%, 06/01/16	533	561,169
GTE Corp.
6.84%, 04/15/18	440	501,483
Harris Corp.
2.00%, 04/27/18	325	325,233
3.83%, 04/27/25 (Call 01/27/25)	160	159,811
4.40%, 12/15/20	200	217,756
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	950	961,674
4.50%, 03/15/24	1,200	1,230,947
4.60%, 03/15/21	1,360	1,451,296
Motorola Solutions Inc.
3.50%, 09/01/21	1,900	1,908,938
3.75%, 05/15/22	3,800	3,824,013
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,033	2,039,878
Orange SA
2.75%, 09/14/16	1,396	1,426,616
2.75%, 02/06/19	2,400	2,469,119
4.13%, 09/14/21	1,784	1,935,917
5.38%, 07/08/19	1,034	1,163,605
Qwest Corp.
6.50%, 06/01/17	1,250	1,351,500
6.75%, 12/01/21	1,181	1,328,625
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	1,770	1,853,590
6.80%, 08/15/18	1,700	1,959,336
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	1,500	1,586,265
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	500	517,837
4.57%, 04/27/23	2,000	2,157,211
5.13%, 04/27/20	1,799	2,001,931
5.46%, 02/16/21[a]	2,414	2,728,275
5.88%, 07/15/19	698	793,718
6.22%, 07/03/17	3,200	3,507,509
6.42%, 06/20/16	861	908,550
Verizon Communications Inc.
1.10%, 11/01/17	1,000	989,166
1.35%, 06/09/17[a]	3,500	3,495,935

Security	Principal (000s)	Value

2.00%, 11/01/16	$2,583	$2,620,026
2.45%, 11/01/22 (Call 08/01/22)[a]	3,000	2,870,466
2.55%, 06/17/19	4,100	4,163,959
2.63%, 02/21/20	10,000	10,070,666
3.00%, 11/01/21 (Call 09/01/21)	2,285	2,297,323
3.45%, 03/15/21	4,000	4,145,507
3.50%, 11/01/21	5,920	6,107,187
3.50%, 11/01/24 (Call 08/01/24)[a]	10,000	10,042,129
3.65%, 09/14/18	3,590	3,792,291
4.50%, 09/15/20	2,450	2,670,312
4.60%, 04/01/21	2,323	2,540,613
5.15%, 09/15/23	5,900	6,632,762
5.50%, 02/15/18	3,958	4,351,385
6.10%, 04/15/18	3,156	3,531,949
6.35%, 04/01/19	1,739	2,003,877
Vodafone Group PLC
1.25%, 09/26/17	1,200	1,186,995
1.50%, 02/19/18	1,999	1,979,309
1.63%, 03/20/17	350	350,596
2.95%, 02/19/23	6,375	5,955,859
4.38%, 03/16/21	500	538,623
4.63%, 07/15/18[a]	1,820	1,959,668
5.45%, 06/10/19	1,200	1,338,880
5.63%, 02/27/17	483	515,950

		233,046,880
TEXTILES — 0.06%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,298,689
4.30%, 06/01/21	340	364,393
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	2,050	2,076,939

		3,740,021
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	555	556,040
Mattel Inc.
1.70%, 03/15/18	1,000	990,193
2.35%, 05/06/19[a]	1,775	1,764,740
2.50%, 11/01/16	400	406,270
4.35%, 10/01/20	500	533,400

		4,250,643
TRANSPORTATION — 1.24%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	3,400	3,405,436
3.00%, 04/01/25 (Call 01/01/25)	1,950	1,911,399
3.05%, 03/15/22 (Call 12/15/21)[a]	1,600	1,630,842
3.05%, 09/01/22 (Call 06/01/22)	2,000	2,032,072
3.40%, 09/01/24 (Call 06/01/24)	1,550	1,581,847
3.75%, 04/01/24 (Call 01/01/24)	475	498,619
4.70%, 10/01/19	984	1,093,077
5.75%, 03/15/18	1,216	1,357,556
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,917,054
2.25%, 11/15/22 (Call 08/15/22)	550	534,980
2.95%, 11/21/24 (Call 08/21/24)	2,110	2,129,414
5.55%, 03/01/19	1,100	1,246,116
5.80%, 06/01/16	180	189,265

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	$3,600	$3,500,160
7.25%, 05/15/19	1,750	2,081,910
9.45%, 08/01/21	70	95,406
Con-Way Inc.
7.25%, 01/15/18[a]	1,100	1,230,785
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[a]	2,000	2,039,208
3.70%, 10/30/20 (Call 07/30/20)	256	272,522
4.25%, 06/01/21 (Call 03/01/21)	900	978,608
6.25%, 03/15/18	350	394,789
7.38%, 02/01/19	650	772,518
7.90%, 05/01/17	210	236,584
CSX Transportation Inc.
6.25%, 01/15/23	2,115	2,480,572
FedEx Corp.
2.30%, 02/01/20	1,130	1,132,712
2.63%, 08/01/22	1,750	1,721,688
3.20%, 02/01/25	1,000	989,609
4.00%, 01/15/24	1,200	1,273,095
8.00%, 01/15/19	750	903,970
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	800	835,164
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	294	288,358
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	2,650	2,625,859
3.00%, 04/01/22 (Call 01/01/22)[a]	1,350	1,359,965
3.25%, 12/01/21 (Call 09/01/21)	1,300	1,347,335
5.75%, 04/01/18	750	835,792
5.90%, 06/15/19	990	1,133,488
7.70%, 05/15/17	830	933,468
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)[a]	1,030	1,035,486
2.50%, 03/01/17 (Call 02/01/17)[a]	1,550	1,582,410
2.50%, 03/01/18 (Call 02/01/18)	1,250	1,275,849
2.55%, 06/01/19 (Call 05/01/19)	1,150	1,163,087
2.65%, 03/02/20 (Call 02/02/20)	360	363,390
3.50%, 06/01/17	950	989,625
5.85%, 11/01/16	750	799,072
Southern Railway Co.
9.75%, 06/15/20	150	199,797
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	69,734
2.25%, 02/15/19	1,150	1,174,061
2.75%, 04/15/23 (Call 01/15/23)	6,900	6,882,379
3.75%, 03/15/24 (Call 12/15/23)	450	478,882
4.00%, 02/01/21 (Call 11/01/20)[a]	500	544,784
4.16%, 07/15/22 (Call 04/15/22)	614	674,200
5.70%, 08/15/18	1,237	1,402,170
5.75%, 11/15/17[a]	1,000	1,111,611
United Parcel Service Inc.
2.45%, 10/01/22[a]	1,964	1,951,414
3.13%, 01/15/21	1,214	1,272,071
5.13%, 04/01/19	1,431	1,611,252
5.50%, 01/15/18	4,011	4,446,790
United Parcel Service of America Inc.
8.38%, 04/01/20[a]	350	449,215

		78,468,521
TRUCKING & LEASING — 0.10%
GATX Corp.

Security	Principal (000s)	Value

1.25%, 03/04/17	$500	$498,195
2.50%, 07/30/19[a]	575	576,460
2.60%, 03/30/20 (Call 02/28/20)[a]	550	549,615
3.25%, 03/30/25 (Call 12/30/24)	1,450	1,414,498
3.50%, 07/15/16	1,050	1,076,492
4.75%, 06/15/22	1,000	1,080,868
4.85%, 06/01/21	1,150	1,265,027

		6,461,155
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	1,000	1,016,585
United Utilities PLC
4.55%, 06/19/18	400	424,255
5.38%, 02/01/19	210	228,213

		1,669,053

TOTAL CORPORATE BONDS & NOTES (Cost: $5,185,152,146)		5,247,948,407

FOREIGN GOVERNMENT OBLIGATIONS[f] — 13.80%

BRAZIL — 0.48%
Brazilian Government International Bond
2.63%, 01/05/23[a]	7,200	6,526,800
4.25%, 01/07/25[a]	8,100	7,978,500
4.88%, 01/22/21[a]	4,575	4,872,375
5.88%, 01/15/19[a]	3,950	4,408,200
6.00%, 01/17/17[a]	2,225	2,382,975
8.00%, 01/15/18	686	744,310
8.88%, 10/14/19	1,500	1,882,500
12.75%, 01/15/20	1,000	1,392,500

		30,188,160
CANADA — 1.73%
Canada Government International Bond
0.88%, 02/14/17[a]	6,625	6,655,336
1.13%, 03/19/18	5,500	5,527,875
1.63%, 02/27/19	3,500	3,546,335
Export Development Canada
0.75%, 12/15/17[a]	5,000	4,983,661
1.00%, 05/15/17	2,000	2,010,888
1.25%, 10/26/16[a]	500	504,995
1.63%, 12/03/19[a]	3,000	3,019,856
Province of British Columbia Canada
1.20%, 04/25/17	1,250	1,261,307
2.00%, 10/23/22[a]	3,300	3,280,109
2.65%, 09/22/21[a]	2,250	2,344,369
Province of Manitoba Canada
2.10%, 09/06/22[a]	4,000	3,972,360
3.05%, 05/14/24	2,850	2,990,276
4.90%, 12/06/16[a]	1,400	1,487,988
Province of New Brunswick
5.20%, 02/21/17	850	913,399
Province of Nova Scotia
5.13%, 01/26/17	1,250	1,337,967
9.25%, 03/01/20	2,000	2,599,388
Province of Ontario Canada
1.00%, 07/22/16	5,000	5,027,134
1.10%, 10/25/17[a]	6,000	6,015,467

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

1.20%, 02/14/18[a]	$5,000	$5,011,812
1.60%, 09/21/16	1,350	1,367,145
1.65%, 09/27/19	2,100	2,105,006
1.88%, 05/21/20	5,000	5,024,261
2.00%, 01/30/19[a]	5,050	5,154,800
2.50%, 09/10/21	8,500	8,713,946
4.00%, 10/07/19	4,200	4,621,822
4.40%, 04/14/20[a]	1,850	2,077,372
4.95%, 11/28/16[a]	1,300	1,380,570
Province of Quebec Canada
2.63%, 02/13/23	3,600	3,680,844
2.75%, 08/25/21	2,050	2,127,423
2.88%, 10/16/24	1,000	1,034,151
3.50%, 07/29/20	4,950	5,354,226
4.63%, 05/14/18[a]	1,000	1,099,777
5.13%, 11/14/16	500	532,127
7.13%, 02/09/24[a]	1,900	2,516,502

		109,280,494
CHILE — 0.11%
Chile Government International Bond
2.25%, 10/30/22[a]	2,400	2,370,000
3.25%, 09/14/21[a]	1,850	1,970,250
3.88%, 08/05/20[a]	2,250	2,446,875

		6,787,125
COLOMBIA — 0.30%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[a]	1,500	1,524,750
4.38%, 07/12/21[a]	8,500	8,988,750
7.38%, 01/27/17[a]	1,700	1,861,500
7.38%, 03/18/19[a]	4,200	4,924,500
11.75%, 02/25/20	1,000	1,370,000

		18,669,500
GERMANY — 0.26%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,502,893
1.13%, 10/14/16	9,200	9,271,252
1.13%, 09/05/17	1,750	1,760,696
1.63%, 11/20/18	500	506,665
1.75%, 03/17/20	3,500	3,529,337

		16,570,843
ISRAEL — 0.12%
Israel Government International Bond
4.00%, 06/30/22	2,400	2,631,000
5.13%, 03/26/19	3,025	3,422,032
5.50%, 11/09/16	1,600	1,710,000

		7,763,032
ITALY — 0.27%
Italy Government International Bond
5.25%, 09/20/16	9,130	9,630,552
5.38%, 06/12/17	3,000	3,248,040
6.88%, 09/27/23[a]	3,400	4,344,626

		17,223,218

Security	Principal (000s)	Value

JAPAN — 0.56%
Development Bank of Japan Inc.
5.13%, 02/01/17[a]	$2,600	$2,784,338
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	3,500	3,513,548
1.75%, 07/31/18	4,200	4,256,876
1.75%, 11/13/18	1,000	1,011,703
1.75%, 05/28/20	3,000	2,996,084
2.13%, 02/10/25[a]	5,000	4,913,914
2.25%, 07/13/16	3,500	3,564,298
3.38%, 07/31/23	5,000	5,403,691
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,024,418
Japan Finance Organization for Municipalities
4.00%, 01/13/21	3,300	3,655,552
5.00%, 05/16/17	2,100	2,265,504

		35,389,926
MEXICO — 0.58%
Mexico Government International Bond
3.50%, 01/21/21[a]	3,800	3,910,200
3.60%, 01/30/25[a]	2,000	2,010,000
3.63%, 03/15/22[a]	8,600	8,802,100
4.00%, 10/02/23	8,500	8,840,000
5.13%, 01/15/20[a]	500	556,750
5.63%, 01/15/17	5,500	5,893,251
5.95%, 03/19/19	4,200	4,756,500
8.13%, 12/30/19	850	1,100,750
11.38%, 09/15/16[a]	800	909,200

		36,778,751
PANAMA — 0.12%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)[a]	2,500	2,500,000
4.00%, 09/22/24 (Call 06/22/24)	1,000	1,025,000
5.20%, 01/30/20[a]	3,900	4,299,750

		7,824,750
PERU — 0.03%
Peruvian Government International Bond
7.13%, 03/30/19[a]	1,425	1,681,500

		1,681,500
PHILIPPINES — 0.29%
Philippine Government International Bond
4.00%, 01/15/21	1,800	1,966,500
4.20%, 01/21/24[a]	9,500	10,580,625
8.38%, 06/17/19	300	373,800
9.88%, 01/15/19[a]	4,500	5,748,750

		18,669,675
POLAND — 0.34%
Poland Government International Bond
4.00%, 01/22/24[a]	6,600	7,078,500
5.00%, 03/23/22[a]	5,300	5,983,488
5.13%, 04/21/21[a]	1,950	2,201,589

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.38%, 07/15/19	$5,500	$6,425,485

		21,689,062
SOUTH AFRICA — 0.19%
South Africa Government International Bond
4.67%, 01/17/24[a]	4,500	4,696,875
5.50%, 03/09/20[a]	5,600	6,146,000
6.88%, 05/27/19	1,250	1,434,375

		12,277,250
SOUTH KOREA — 0.36%
Export-Import Bank of Korea
2.38%, 08/12/19	3,000	3,034,242
2.88%, 01/21/25	2,500	2,485,127
3.75%, 10/20/16	600	622,167
4.00%, 01/11/17[a]	750	782,084
4.00%, 01/29/21	500	539,646
4.00%, 01/14/24	2,000	2,172,063
4.38%, 09/15/21	3,200	3,527,629
5.00%, 04/11/22	1,000	1,141,385
5.13%, 06/29/20	2,550	2,893,439
Republic of Korea
5.13%, 12/07/16	750	798,300
7.13%, 04/16/19	3,800	4,552,553

		22,548,635
SUPRANATIONAL — 7.14%
African Development Bank
0.88%, 03/15/18	980	976,624
1.13%, 03/15/17	1,500	1,511,880
1.25%, 09/02/16	480	484,177
1.63%, 10/02/18	6,500	6,598,495
2.38%, 09/23/21[a]	3,646	3,763,051
Asian Development Bank
0.50%, 06/20/16	2,420	2,420,924
1.13%, 03/15/17	12,100	12,199,922
1.38%, 03/23/20[a]	4,900	4,865,483
1.50%, 09/28/18	3,500	3,541,977
1.50%, 01/22/20	6,950	6,949,200
1.75%, 03/21/19[a]	1,300	1,321,579
1.88%, 10/23/18	1,700	1,739,716
1.88%, 02/18/22	2,000	1,996,427
2.00%, 01/22/25[a]	6,100	5,994,846
2.13%, 11/24/21[a]	500	507,906
5.50%, 06/27/16	1,150	1,211,769
Corp. Andina de Fomento
1.50%, 08/08/17	6,800	6,857,394
4.38%, 06/15/22	2,584	2,843,022
Council of Europe Development Bank
1.13%, 05/31/18	4,200	4,205,462
1.50%, 02/22/17	2,100	2,129,079
1.50%, 06/19/17[a]	1,000	1,013,996
1.63%, 03/10/20	3,000	3,007,708
1.75%, 11/14/19[a]	2,000	2,022,078
European Bank for Reconstruction & Development
0.75%, 09/01/17	2,000	1,996,415
1.00%, 02/16/17	3,800	3,821,942
1.00%, 09/17/18	2,200	2,186,500
1.38%, 10/20/16	2,300	2,326,866
1.50%, 03/16/20	1,300	1,295,068

Security	Principal (000s)	Value

1.75%, 06/14/19	$4,500	$4,562,269
1.75%, 11/26/19	3,700	3,737,130
1.88%, 02/23/22	5,000	4,983,210
European Investment Bank
0.50%, 08/15/16	9,000	8,999,052
0.88%, 04/18/17	15,000	15,049,260
1.00%, 08/17/17	7,000	7,031,954
1.00%, 12/15/17[a]	6,350	6,367,344
1.00%, 03/15/18	17,550	17,554,417
1.00%, 06/15/18	13,000	12,970,698
1.13%, 09/15/17[a]	5,250	5,286,646
1.25%, 05/15/18	6,750	6,791,911
1.38%, 06/15/20[a]	5,000	4,945,220
1.63%, 06/15/17[a]	2,100	2,136,652
1.63%, 03/16/20[a]	5,000	5,016,631
1.75%, 03/15/17	4,200	4,280,388
1.75%, 06/17/19[a]	10,300	10,452,973
1.88%, 03/15/19	6,000	6,124,529
1.88%, 02/10/25[a]	10,000	9,703,348
2.13%, 07/15/16	6,150	6,263,183
2.13%, 10/15/21	10,000	10,159,332
2.50%, 04/15/21	6,000	6,238,745
2.50%, 10/15/24[a]	500	513,724
2.88%, 09/15/20[a]	2,570	2,730,308
3.25%, 01/29/24	5,350	5,821,536
4.00%, 02/16/21[a]	600	673,390
4.88%, 01/17/17[a]	4,330	4,625,558
5.13%, 09/13/16	2,750	2,911,099
5.13%, 05/30/17	1,600	1,738,012
Inter-American Development Bank
0.88%, 03/15/18	6,500	6,479,387
1.00%, 07/14/17	13,500	13,571,848
1.13%, 03/15/17	2,000	2,016,516
1.25%, 01/16/18[a]	500	503,992
1.38%, 10/18/16	2,200	2,226,254
1.75%, 08/24/18[a]	2,200	2,243,015
1.75%, 10/15/19	4,300	4,354,831
1.75%, 04/14/22[a]	7,250	7,171,810
2.13%, 11/09/20[a]	4,500	4,607,685
2.38%, 08/15/17[a]	2,000	2,068,960
3.00%, 10/04/23[a]	9,600	10,276,866
3.00%, 02/21/24	2,500	2,676,391
3.88%, 02/14/20	750	829,500
4.25%, 09/10/18[a]	2,000	2,198,305
5.13%, 09/13/16	1,592	1,684,945
Series E
3.88%, 09/17/19	5,500	6,058,009
International Bank for Reconstruction & Development
0.63%, 10/14/16	10,000	10,012,196
0.88%, 04/17/17[a]	5,650	5,671,262
1.00%, 09/15/16	7,500	7,545,128
1.00%, 06/15/18	10,000	9,993,838
1.13%, 07/18/17	2,000	2,016,637
1.38%, 04/10/18	6,100	6,167,652
1.88%, 03/15/19	4,600	4,698,900
1.88%, 10/07/19	5,000	5,091,959
2.13%, 02/13/23[a]	5,600	5,697,966
2.13%, 03/03/25	9,500	9,438,165
2.25%, 06/24/21[a]	12,500	12,834,148
2.50%, 11/25/24	950	974,721
International Finance Corp.
0.88%, 06/15/18	13,200	13,134,849
1.00%, 04/24/17[a]	500	502,923

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

1.13%, 11/23/16	$2,400	$2,417,773
1.75%, 09/04/18	11,400	11,624,782
1.75%, 09/16/19	600	608,390
2.13%, 11/17/17	950	978,768
Nordic Investment Bank
0.75%, 01/17/18	1,000	995,457
1.00%, 03/07/17	4,200	4,225,815
5.00%, 02/01/17	512	548,837

		451,606,505
SWEDEN — 0.13%
Svensk Exportkredit AB
1.13%, 04/05/18	1,500	1,500,593
2.13%, 07/13/16	4,750	4,833,882
5.13%, 03/01/17	1,788	1,923,351

		8,257,826
TURKEY — 0.73%
Turkey Government International Bond
3.25%, 03/23/23[a]	8,500	8,000,625
5.63%, 03/30/21	5,000	5,457,300
5.75%, 03/22/24[a]	4,800	5,304,000
6.25%, 09/26/22	4,800	5,424,000
6.75%, 04/03/18	17,400	19,256,058
7.00%, 06/05/20[a]	200	230,500
7.50%, 07/14/17[a]	2,500	2,770,775

		46,443,258
URUGUAY — 0.06%
Uruguay Government International Bond
4.50%, 08/14/24	2,300	2,470,200
8.00%, 11/18/22[a]	1,000	1,300,000

		3,770,200

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $864,147,639)		873,419,710

MUNICIPAL DEBT OBLIGATIONS — 0.37%

CALIFORNIA — 0.08%
Southern California Public Power Authority RB Series B
6.93%, 05/15/17 (AGM)	600	667,266
State of California GO
5.75%, 03/01/17	500	541,145
5.95%, 04/01/16	290	302,978
6.20%, 10/01/19	1,500	1,766,715
State of California GO BAB
5.70%, 11/01/21	500	597,325
University of California RB Series AH
1.80%, 07/01/19	1,000	993,760

		4,869,189
FLORIDA — 0.06%
State Board of Administration Finance Corp. RB
Series A
1.30%, 07/01/16	1,155	1,162,103

Security	Principal or Shares (000s)	Value

3.00%, 07/01/20	$2,500	$2,555,300

		3,717,403
ILLINOIS — 0.13%
State of Illinois GO
4.95%, 06/01/23	4,000	4,113,880
5.37%, 03/01/17	250	261,765
5.67%, 03/01/18	1,950	2,094,631
5.88%, 03/01/19	1,690	1,834,495

		8,304,771
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB Series E
4.20%, 12/01/21	600	665,880

		665,880
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	2,950	2,515,347
0.00%, 02/15/21 (AGM)	480	395,487
0.00%, 02/15/23 (AGM)	180	131,569
Series Q
1.10%, 06/15/16[a]	2,200	2,193,312

		5,235,715
NEW YORK — 0.00%
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	50	61,369

		61,369
WASHINGTON — 0.01%
Energy Northwest RB Series E
2.20%, 07/01/19	500	506,715

		506,715

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $22,623,045)		23,361,042

SHORT-TERM INVESTMENTS — 11.65%

MONEY MARKET FUNDS — 11.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,g,h]	575,007	575,006,990
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,g,h]	32,201	32,201,364

224

Schedule of Investments   (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	129,876	$129,876,249

		737,084,603

TOTAL SHORT-TERM INVESTMENTS (Cost: $737,084,603)		737,084,603

TOTAL INVESTMENTS IN SECURITIES — 108.75% (Cost: $6,809,007,433)		6,881,813,762
Other Assets, Less Liabilities — (8.75)%		(553,945,680)

NET ASSETS — 100.00%		$6,327,868,082

GOL  —  General Obligation Limited

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

225

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 31.88%

ADVERTISING — 0.09%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$300	$306,725
4.00%, 03/15/22	175	181,245
Omnicom Group Inc.
3.63%, 05/01/22	700	728,638
3.65%, 11/01/24 (Call 08/01/24)[a]	45	45,084
WPP Finance 2010
3.75%, 09/19/24[a]	200	204,794
4.75%, 11/21/21	150	166,593

		1,633,079
AEROSPACE & DEFENSE — 0.31%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	254,036
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	85	85,506
4.88%, 02/15/20	450	508,567
Embraer SA
5.15%, 06/15/22	250	261,562
Exelis Inc.
5.55%, 10/01/21	200	220,411
General Dynamics Corp.
1.00%, 11/15/17	200	199,621
2.25%, 07/15/16	500	509,051
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	475	511,007
Lockheed Martin Corp.
3.35%, 09/15/21	300	315,370
Northrop Grumman Corp.
1.75%, 06/01/18	400	400,311
3.50%, 03/15/21	25	25,976
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	625	618,793
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	250	262,087
United Technologies Corp.
1.80%, 06/01/17	500	508,416
3.10%, 06/01/22	300	308,649
5.38%, 12/15/17	473	521,252

		5,510,615
AGRICULTURE — 0.33%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	151,021
4.00%, 01/31/24	525	542,622
4.75%, 05/05/21	750	828,705
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	277,537
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	250	256,831
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	250	252,280
3.50%, 08/04/16	100	102,522

Security	Principal (000s)	Value

8.13%, 06/23/19[a]	$250	$302,203
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	250	253,525
Philip Morris International Inc.
1.13%, 08/21/17	250	250,254
2.50%, 08/22/22	150	146,436
3.25%, 11/10/24	250	251,088
3.60%, 11/15/23	200	207,747
4.50%, 03/26/20	250	275,968
5.65%, 05/16/18	935	1,047,636
Reynolds American Inc.
4.85%, 09/15/23[a]	200	215,449
6.75%, 06/15/17	447	491,774

		5,853,598
AIRLINES — 0.07%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	229	244,415
American Airlines 2015-1 Pass Through Trust Class B
3.70%, 11/01/24	250	248,750
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	80	85,124
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	32	33,660
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	416	447,044
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	90	91,797

		1,150,790
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	50	53,388

		53,388
AUTO MANUFACTURERS — 0.34%
American Honda Finance Corp.
1.20%, 07/14/17	350	350,376
2.15%, 03/13/20	500	501,236
2.25%, 08/15/19	250	253,061
Ford Motor Credit Co. LLC
2.46%, 03/27/20	400	397,181
3.22%, 01/09/22	500	503,061
PACCAR Financial Corp.
1.10%, 06/06/17	200	200,285
1.40%, 05/18/18	250	250,193
1.45%, 03/09/18	255	255,529
Toyota Motor Credit Corp.
1.25%, 10/05/17	600	601,681
1.45%, 01/12/18	425	426,923
1.75%, 05/22/17	500	507,331
2.13%, 07/18/19	500	505,138
2.15%, 03/12/20[a]	225	226,169
2.63%, 01/10/23[a]	775	772,808

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.40%, 09/15/21	$200	$211,784

		5,962,756
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	65	65,363
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	400	431,480
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	200	209,484
4.25%, 03/01/21[a]	200	215,681

		922,008
BANKS — 8.91%
Abbey National Treasury Services PLC/London
1.65%, 09/29/17[a]	400	401,105
2.38%, 03/16/20	250	251,237
4.00%, 04/27/16	300	308,748
4.00%, 03/13/24	250	263,707
American Express Centurion Bank
5.95%, 06/12/17	300	327,241
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18[a]	500	498,226
1.50%, 01/16/18	250	250,813
Banco do Brasil SA/Cayman
3.88%, 10/10/22	400	374,500
Bank of America Corp.
2.00%, 01/11/18	1,100	1,107,732
2.60%, 01/15/19	900	915,129
3.30%, 01/11/23	500	500,788
4.00%, 01/22/25[a]	1,100	1,095,940
4.13%, 01/22/24	850	893,431
4.20%, 08/26/24	405	412,874
5.42%, 03/15/17	1,000	1,065,639
5.63%, 07/01/20	950	1,085,256
5.65%, 05/01/18[a]	910	1,005,181
5.70%, 05/02/17	150	161,345
5.70%, 01/24/22	1,225	1,416,850
6.05%, 05/16/16	600	626,884
6.40%, 08/28/17[a]	300	330,750
6.50%, 08/01/16	3,000	3,178,949
6.50%, 07/15/18	100	113,314
6.88%, 04/25/18	350	398,116
7.63%, 06/01/19	262	314,302
Series L
2.25%, 04/21/20	485	479,775
3.95%, 04/21/25	155	153,168
Bank of America N.A.
5.30%, 03/15/17	500	533,141
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	250,760
1.45%, 04/09/18 (Call 03/09/18)	600	599,608
2.38%, 01/25/19 (Call 12/25/18)	550	560,586
2.50%, 01/11/17	200	204,852
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	600	598,857
1.35%, 03/06/18 (Call 02/06/18)	100	99,667
2.10%, 08/01/18 (Call 07/02/18)	180	183,117
2.10%, 01/15/19 (Call 12/15/18)	250	252,430
2.20%, 05/15/19 (Call 04/15/19)	1,000	1,009,466
2.30%, 07/28/16	600	610,155

Security	Principal (000s)	Value

2.30%, 09/11/19 (Call 08/11/19)	$150	$151,710
3.00%, 02/24/25 (Call 01/24/25)	85	84,528
3.40%, 05/15/24 (Call 04/15/24)	340	350,631
Bank of Nova Scotia (The)
1.10%, 12/13/16	500	500,923
1.30%, 07/21/17	250	250,639
2.05%, 10/30/18	1,000	1,012,444
4.38%, 01/13/21	150	165,185
Barclays Bank PLC
2.50%, 02/20/19[a]	700	712,598
3.75%, 05/15/24[a]	250	257,951
5.13%, 01/08/20	900	1,016,085
Barclays PLC
2.75%, 11/08/19	200	202,379
3.65%, 03/16/25	360	352,830
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	301,696
2.15%, 03/22/17 (Call 02/22/17)	225	228,721
2.45%, 01/15/20 (Call 12/15/19)	500	505,040
3.95%, 03/22/22 (Call 02/22/22)	100	105,146
6.85%, 04/30/19	162	190,330
BNP Paribas SA
2.38%, 09/14/17	550	559,793
2.45%, 03/17/19[a]	500	507,898
4.25%, 10/15/24	200	203,773
5.00%, 01/15/21	1,200	1,352,038
BPCE SA
2.25%, 01/27/20	250	251,153
2.50%, 12/10/18	250	255,320
2.50%, 07/15/19	250	254,272
4.00%, 04/15/24[a]	250	259,918
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	249,643
2.85%, 04/01/21 (Call 03/01/21)	500	511,604
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[a]	200	200,635
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	55	53,362
3.75%, 04/24/24 (Call 03/24/24)	200	203,821
6.15%, 09/01/16	300	317,865
6.75%, 09/15/17	226	251,895
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)[a]	400	396,256
1.65%, 02/05/18 (Call 01/05/18)	500	498,131
2.40%, 09/05/19 (Call 08/15/19)	250	250,146
2.95%, 07/23/21 (Call 06/23/21)	400	400,324
Citigroup Inc.
1.55%, 08/14/17	250	249,576
1.75%, 05/01/18	500	499,668
1.85%, 11/24/17	250	251,220
2.50%, 07/29/19	350	353,242
2.55%, 04/08/19	2,250	2,281,815
3.50%, 05/15/23[a]	650	644,815
3.88%, 10/25/23	675	703,452
3.88%, 03/26/25	700	692,579
4.45%, 01/10/17	1,575	1,652,186
4.50%, 01/14/22	250	272,730
5.50%, 02/15/17	100	106,396
6.13%, 05/15/18	835	934,046
8.50%, 05/22/19[a]	512	630,933
Comerica Bank
2.50%, 06/02/20	250	250,642

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	$85	$84,874
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	250	253,790
2.30%, 09/06/19	250	251,871
2.30%, 03/12/20	500	501,908
2.50%, 09/20/18	500	514,036
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	251,344
3.88%, 04/10/25 (Call 03/10/25)	250	243,958
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19[a]	1,000	1,009,897
3.38%, 01/19/17	725	751,280
3.95%, 11/09/22	500	513,094
4.50%, 01/11/21	375	414,751
CorpBanca SA
3.88%, 09/22/19[a],[b]	400	405,000
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[b]	390	385,058
Credit Suisse/New York NY
1.70%, 04/27/18	250	249,482
1.75%, 01/29/18	250	250,820
2.30%, 05/28/19	250	251,760
3.00%, 10/29/21	1,000	1,013,698
3.63%, 09/09/24	750	763,530
5.40%, 01/14/20	200	223,620
6.00%, 02/15/18	950	1,047,623
Deutsche Bank AG/London
1.88%, 02/13/18	250	250,337
2.50%, 02/13/19[a]	200	202,937
3.70%, 05/30/24[a]	915	927,176
6.00%, 09/01/17	448	490,039
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	200	200,944
4.30%, 01/16/24 (Call 12/16/23)[a]	200	210,272
5.45%, 01/15/17	526	557,171
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	400	403,792
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	85	85,248
3.50%, 01/23/25 (Call 10/23/24)	155	153,790
3.75%, 05/22/25 (Call 02/22/25)	125	126,467
3.85%, 07/08/24 (Call 04/08/24)	150	153,438
4.00%, 03/03/24	2,450	2,532,968
5.25%, 07/27/21	700	789,360
5.63%, 01/15/17	900	956,589
5.75%, 01/24/22	1,400	1,621,613
5.95%, 01/18/18	1,300	1,437,149
6.15%, 04/01/18	965	1,077,486
7.50%, 02/15/19	500	591,918
HSBC Bank USA N.A.
4.88%, 08/24/20	350	391,142
HSBC Holdings PLC
4.00%, 03/30/22	400	427,687
4.25%, 03/14/24[a]	200	208,085
5.10%, 04/05/21	200	226,766
HSBC USA Inc.
2.35%, 03/05/20	415	415,084
2.38%, 11/13/19	700	706,197
2.63%, 09/24/18	800	819,225
3.50%, 06/23/24	300	309,027
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	249,402

Security	Principal (000s)	Value

2.40%, 04/01/20 (Call 03/01/20)	$500	$497,830
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	750	783,759
JPMorgan Chase & Co.
1.35%, 02/15/17	250	250,848
1.63%, 05/15/18	1,300	1,296,331
1.80%, 01/25/18[a]	500	501,632
2.00%, 08/15/17	300	304,231
2.20%, 10/22/19	700	699,553
2.35%, 01/28/19	250	253,378
3.13%, 01/23/25 (Call 10/23/24)	500	488,918
3.15%, 07/05/16	600	614,146
3.20%, 01/25/23	550	551,615
3.25%, 09/23/22	450	455,665
3.38%, 05/01/23[a]	1,150	1,140,418
3.88%, 02/01/24	2,550	2,656,502
4.25%, 10/15/20	500	541,231
4.35%, 08/15/21	500	542,806
4.50%, 01/24/22[a]	300	327,756
4.63%, 05/10/21[a]	100	110,298
6.00%, 01/15/18[a]	800	888,423
6.13%, 06/27/17	200	218,034
6.30%, 04/23/19	262	301,715
Series H
1.70%, 03/01/18 (Call 02/01/18)[a]	500	501,256
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,100,877
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	500,344
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	202,170
5.10%, 03/24/21	600	674,739
KfW
0.88%, 09/05/17	4,300	4,306,638
2.00%, 06/01/16	4,100	4,164,777
2.13%, 01/17/23	2,850	2,868,334
2.50%, 11/20/24	1,200	1,229,631
2.63%, 01/25/22[a]	925	967,500
2.75%, 10/01/20	1,300	1,372,124
4.88%, 01/17/17	842	899,828
Series G
4.38%, 03/15/18	1,247	1,362,560
Korea Development Bank (The)
2.25%, 05/18/20	400	402,264
3.50%, 08/22/17	1,000	1,041,635
3.88%, 05/04/17	200	208,833
4.63%, 11/16/21	200	223,818
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	1,950	1,948,326
1.88%, 09/17/18	600	613,787
5.00%, 11/08/16	317	336,718
Lloyds Bank PLC
2.35%, 09/05/19	400	402,176
2.40%, 03/17/20[a]	250	251,293
3.50%, 05/14/25	250	253,020
4.20%, 03/28/17	500	526,260
6.38%, 01/21/21	50	59,795
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	746,493
2.90%, 02/06/25 (Call 01/06/25)	250	242,910
Morgan Stanley
2.13%, 04/25/18	200	201,809
2.38%, 07/23/19[a]	500	502,155

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.50%, 01/24/19	$600	$609,114
2.65%, 01/27/20	880	888,261
3.70%, 10/23/24	1,050	1,068,678
3.80%, 04/29/16	900	924,437
4.10%, 05/22/23	200	204,839
4.88%, 11/01/22	600	647,521
5.45%, 01/09/17	600	638,651
5.50%, 07/24/20	200	227,095
5.50%, 07/28/21	50	57,387
5.75%, 10/18/16	473	501,172
5.75%, 01/25/21[a]	950	1,097,348
6.63%, 04/01/18	1,103	1,246,934
7.30%, 05/13/19	512	606,103
Series F
3.88%, 04/29/24	850	875,772
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	1,000	1,025,078
National Australia Bank Ltd./New York
2.30%, 07/25/18	250	254,786
National City Corp.
6.88%, 05/15/19	776	905,803
Northern Trust Corp.
3.38%, 08/23/21	100	105,814
3.45%, 11/04/20	50	53,139
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	200	200,025
2.00%, 06/03/16	225	228,434
5.00%, 04/25/17	700	755,185
PNC Bank N.A.
1.30%, 10/03/16 (Call 09/03/16)[c]	750	753,657
1.50%, 02/23/18 (Call 01/24/18)[c]	1,000	999,395
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	500	516,375
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	400	414,672
4.38%, 08/11/20[a],[c]	300	330,072
Royal Bank of Canada
1.50%, 01/16/18	500	501,626
2.20%, 07/27/18	500	509,606
2.30%, 07/20/16[a]	650	661,534
2.88%, 04/19/16[a]	350	357,345
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	500	573,103
6.13%, 01/11/21	200	235,266
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	150	148,876
State Street Corp.
3.70%, 11/20/23	250	263,650
4.38%, 03/07/21[a]	400	441,953
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	249,127
1.50%, 01/18/18	500	498,544
2.45%, 01/16/20	750	759,677
2.50%, 07/19/18	500	510,408
3.95%, 01/10/24	250	265,628
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	250	250,286
7.25%, 03/15/18	262	296,650
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	103,405
SVB Financial Group
3.50%, 01/29/25	100	97,620
Svenska Handelsbanken AB

Security	Principal (000s)	Value

2.50%, 01/25/19	$250	$255,572
2.88%, 04/04/17	250	257,703
3.13%, 07/12/16	750	769,477
Toronto-Dominion Bank (The)
1.13%, 05/02/17	1,400	1,401,233
1.40%, 04/30/18	50	49,896
2.13%, 07/02/19	150	151,349
2.38%, 10/19/16	700	715,345
2.50%, 07/14/16	100	101,971
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	500	505,284
3.70%, 01/30/24 (Call 12/29/23)[a]	550	580,365
4.13%, 05/24/21 (Call 04/23/21)	100	109,343
Series F
2.20%, 11/15/16 (Call 10/14/16)	200	203,590
3.60%, 09/11/24 (Call 08/11/24)[a]	250	255,979
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	350	350,235
2.13%, 10/28/19 (Call 09/28/19)	450	453,902
UBS AG/Stamford CT
1.80%, 03/26/18	250	250,181
2.35%, 03/26/20	250	249,825
2.38%, 08/14/19	750	754,775
5.75%, 04/25/18	700	778,335
5.88%, 12/20/17	410	452,273
Series 10
5.88%, 07/15/16	500	526,095
Wachovia Corp.
5.63%, 10/15/16	550	584,353
5.75%, 06/15/17	1,010	1,101,672
5.75%, 02/01/18	450	499,509
Wells Fargo & Co.
1.50%, 01/16/18	2,100	2,106,829
2.13%, 04/22/19[a]	450	453,522
2.15%, 01/15/19	200	202,195
3.00%, 02/19/25	325	318,371
3.30%, 09/09/24[a]	500	504,124
4.60%, 04/01/21	425	472,783
Series M
3.45%, 02/13/23	600	608,256
Series N
2.15%, 01/30/20[a]	195	194,782
Wells Fargo Bank N.A.
6.00%, 11/15/17	500	555,601
Westpac Banking Corp.
2.00%, 08/14/17	800	813,369
4.88%, 11/19/19	2,475	2,753,487

		156,365,116
BEVERAGES — 0.68%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	498,156
2.15%, 02/01/19	800	808,601
3.70%, 02/01/24[a]	500	520,464
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	450	452,319
2.50%, 07/15/22	450	439,732
5.38%, 01/15/20	400	455,797
7.75%, 01/15/19	500	599,664
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	238,523
Coca-Cola Co. (The)

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

1.80%, 09/01/16	$500	$507,281
2.45%, 11/01/20	600	613,942
3.30%, 09/01/21	500	529,088
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	500	509,957
Diageo Capital PLC
1.50%, 05/11/17	450	453,640
2.63%, 04/29/23 (Call 01/29/23)	250	245,409
5.75%, 10/23/17	700	772,871
Diageo Investment Corp.
2.88%, 05/11/22	250	251,550
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	300	305,679
PepsiCo Inc.
1.25%, 08/13/17	375	375,986
2.25%, 01/07/19 (Call 12/07/18)[a]	1,725	1,759,321
2.75%, 03/05/22	200	202,514
2.75%, 04/30/25 (Call 01/30/25)	250	243,703
3.13%, 11/01/20	100	104,723
3.60%, 03/01/24 (Call 12/01/23)	400	419,538
7.90%, 11/01/18	500	601,481

		11,909,939
BIOTECHNOLOGY — 0.30%
Amgen Inc.
2.13%, 05/15/17	500	508,245
2.13%, 05/01/20 (Call 04/01/20)	300	295,985
2.20%, 05/22/19 (Call 04/22/19)	750	754,048
2.30%, 06/15/16	150	152,122
3.88%, 11/15/21 (Call 08/15/21)	400	424,695
4.50%, 03/15/20	300	328,116
5.70%, 02/01/19	212	239,471
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	107,309
Celgene Corp.
2.25%, 05/15/19	400	401,279
3.25%, 08/15/22	100	100,984
3.95%, 10/15/20	100	107,062
4.00%, 08/15/23	250	263,472
Gilead Sciences Inc.
2.05%, 04/01/19[a]	200	202,101
3.05%, 12/01/16	300	309,596
3.50%, 02/01/25 (Call 11/01/24)	645	659,748
3.70%, 04/01/24 (Call 01/01/24)	300	311,955
4.50%, 04/01/21 (Call 01/01/21)	100	111,216

		5,277,404
BUILDING MATERIALS — 0.01%
CRH America Inc.
8.13%, 07/15/18	100	118,368

		118,368
CHEMICALS — 0.71%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	148,578
Air Products & Chemicals Inc.
2.00%, 08/02/16	250	253,547
3.35%, 07/31/24 (Call 04/30/24)	250	255,106
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	298,272

Security	Principal (000s)	Value

2.90%, 11/15/22 (Call 08/15/22)	$250	$244,147
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	100	100,764
CF Industries Inc.
7.13%, 05/01/20	350	417,912
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	248,364
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	600	593,816
4.13%, 11/15/21 (Call 08/15/21)	300	319,597
4.25%, 11/15/20 (Call 08/15/20)	300	323,277
5.70%, 05/15/18	200	221,965
8.55%, 05/15/19	400	493,743
Eastman Chemical Co.
2.40%, 06/01/17	200	203,937
2.70%, 01/15/20 (Call 12/15/19)	45	45,605
3.60%, 08/15/22 (Call 05/15/22)	150	153,657
Ecolab Inc.
3.00%, 12/08/16	600	617,145
EI du Pont de Nemours & Co.
3.63%, 01/15/21[a]	300	317,349
4.25%, 04/01/21	275	299,170
5.75%, 03/15/19	300	341,254
6.00%, 07/15/18[a]	100	113,107
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	250	259,999
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	658,955
5.75%, 04/15/24 (Call 01/15/24)	250	289,416
6.00%, 11/15/21 (Call 08/17/21)	400	467,180
Monsanto Co.
1.15%, 06/30/17	1,550	1,543,391
2.13%, 07/15/19	215	213,818
3.38%, 07/15/24 (Call 04/15/24)	85	83,873
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	350	368,926
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	300	293,818
6.50%, 05/15/19	300	350,283
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	201,537
3.60%, 11/15/20	200	211,518
Praxair Inc.
1.05%, 11/07/17	500	498,464
2.65%, 02/05/25 (Call 11/05/24)	45	43,736
3.00%, 09/01/21	100	102,786
4.05%, 03/15/21	100	108,780
4.50%, 08/15/19	256	282,064
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	245,220
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	52,071
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	157,472

		12,443,619
COMMERCIAL SERVICES — 0.17%
Catholic Health Initiatives
2.95%, 11/01/22	500	493,551
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	199,388

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

MasterCard Inc.
2.00%, 04/01/19	$50	$50,433
3.38%, 04/01/24	375	388,899
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[a]	450	490,950
5.50%, 09/01/20	100	113,275
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	250	254,028
4.25%, 08/15/24 (Call 05/15/24)	100	102,500
Verisk Analytics Inc.
4.00%, 06/15/25	250	251,714
5.80%, 05/01/21	100	113,650
Western Union Co. (The)
5.25%, 04/01/20	516	566,337

		3,024,725
COMPUTERS — 0.75%
Apple Inc.
1.00%, 05/03/18	650	644,550
1.05%, 05/05/17	600	601,734
1.55%, 02/07/20	200	197,273
2.10%, 05/06/19	600	609,426
2.40%, 05/03/23[a]	650	632,715
2.50%, 02/09/25	500	476,823
2.85%, 05/06/21	500	513,896
3.20%, 05/13/25	190	192,655
3.45%, 05/06/24	655	679,176
Computer Sciences Corp.
4.45%, 09/15/22	50	50,474
6.50%, 03/15/18	450	497,238
EMC Corp./MA
1.88%, 06/01/18	775	780,690
2.65%, 06/01/20	250	255,119
3.38%, 06/01/23 (Call 03/01/23)[a]	250	255,645
Hewlett-Packard Co.
2.60%, 09/15/17[a]	900	920,578
2.65%, 06/01/16	150	152,414
4.05%, 09/15/22	89	92,028
4.30%, 06/01/21[a]	200	211,195
4.65%, 12/09/21[a]	350	376,137
5.50%, 03/01/18	351	385,451
International Business Machines Corp.
1.63%, 05/15/20	500	492,006
1.88%, 08/01/22	100	94,492
1.95%, 07/22/16	300	304,675
2.90%, 11/01/21	1,050	1,083,243
3.38%, 08/01/23[a]	500	510,706
3.63%, 02/12/24[a]	225	232,962
5.70%, 09/14/17	750	828,051
Lexmark International Inc.
5.13%, 03/15/20[a]	50	53,177
NetApp Inc.
2.00%, 12/15/17	250	251,059
3.25%, 12/15/22 (Call 09/15/22)	300	295,141
3.38%, 06/15/21 (Call 04/15/21)	45	45,624
Seagate HDD Cayman
3.75%, 11/15/18	175	182,946
4.75%, 06/01/23[a]	200	207,463

		13,106,762
COSMETICS & PERSONAL CARE — 0.10%
Colgate-Palmolive Co.

Security	Principal (000s)	Value

1.30%, 01/15/17	$200	$201,548
2.30%, 05/03/22	400	395,038
2.95%, 11/01/20	150	156,141
Procter & Gamble Co. (The)
1.45%, 08/15/16	425	429,443
1.60%, 11/15/18[a]	250	251,484
1.90%, 11/01/19	110	110,721
4.70%, 02/15/19	250	277,626

		1,822,001
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	55	54,846
4.50%, 03/01/23 (Call 12/01/22)[a]	150	155,347
5.13%, 03/01/21	250	272,814
Ingram Micro Inc.
5.25%, 09/01/17	350	374,666

		857,673
DIVERSIFIED FINANCIAL SERVICES — 1.57%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	125	127,977
4.25%, 09/15/24 (Call 06/15/24)	325	330,710
5.63%, 04/01/17	250	266,327
Alterra Finance LLC
6.25%, 09/30/20	100	116,511
American Express Co.
1.55%, 05/22/18	500	498,218
2.65%, 12/02/22	175	171,535
6.15%, 08/28/17	250	275,596
6.80%, 09/01/66 (Call 09/01/16)[d]	268	278,720
7.00%, 03/19/18	542	619,832
American Express Credit Corp.
2.13%, 03/18/19	300	302,292
2.25%, 08/15/19	250	252,151
2.38%, 03/24/17	650	665,093
2.38%, 05/26/20 (Call 04/25/20)	160	160,886
2.80%, 09/19/16	500	512,060
Ameriprise Financial Inc.
4.00%, 10/15/23	360	382,461
5.30%, 03/15/20	150	171,277
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	500,600
3.38%, 02/15/23	250	247,962
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	80	79,688
3.23%, 09/01/22	262	268,455
CME Group Inc./IL
3.00%, 03/15/25 (Call 12/15/24)	250	247,559
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	73,696
3.85%, 11/21/22	575	582,603
3.95%, 11/06/24 (Call 08/06/24)	200	201,289
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	499,171
1.70%, 05/09/16	800	804,631
2.38%, 01/16/18	200	202,557
2.60%, 11/04/19	500	502,744
4.25%, 02/03/17	1,000	1,045,256
4.25%, 09/20/22	200	212,018
4.38%, 08/06/23	200	213,137

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

8.13%, 01/15/20	$750	$926,939
Franklin Resources Inc.
2.80%, 09/15/22	250	250,879
2.85%, 03/30/25	250	245,856
General Electric Capital Corp.
1.60%, 11/20/17[a]	200	202,193
1.63%, 04/02/18[a]	500	504,462
2.95%, 05/09/16	450	460,192
3.10%, 01/09/23	650	665,681
3.35%, 10/17/16	50	51,744
3.45%, 05/15/24 (Call 02/13/24)	100	104,705
4.63%, 01/07/21	50	55,976
4.65%, 10/17/21	400	449,518
5.30%, 02/11/21	1,150	1,323,493
5.40%, 02/15/17	100	107,583
5.63%, 09/15/17	2,200	2,419,182
5.63%, 05/01/18	1,162	1,300,989
6.00%, 08/07/19	1,312	1,526,426
HSBC Finance Corp.
6.68%, 01/15/21	444	521,192
Intercontinental Exchange Inc.
2.50%, 10/15/18	150	153,800
4.00%, 10/15/23	100	105,711
International Lease Finance Corp.
7.13%, 09/01/18[b]	500	564,350
Invesco Finance PLC
3.13%, 11/30/22	50	50,030
4.00%, 01/30/24	250	264,126
Jefferies Group LLC
5.13%, 01/20/23	200	209,359
6.88%, 04/15/21	150	172,234
8.50%, 07/15/19[a]	462	553,558
Lazard Group LLC
3.75%, 02/13/25	200	194,494
4.25%, 11/14/20	250	265,413
Legg Mason Inc.
3.95%, 07/15/24	255	261,957
Murray Street Investment Trust I
4.65%, 03/09/17[e]	150	158,287
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	150	154,471
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	250	249,492
2.15%, 02/01/19 (Call 01/01/19)	275	277,989
2.30%, 11/15/19 (Call 10/15/19)	200	202,374
3.05%, 02/15/22 (Call 11/15/21)	250	254,466
3.40%, 11/15/23 (Call 08/15/23)	150	154,933
Nomura Holdings Inc.
2.00%, 09/13/16	700	706,225
6.70%, 03/04/20	225	267,079
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)[a]	85	84,942
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	251,876

		27,487,188
ELECTRIC — 1.55%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	95	93,184
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	174,127
American Electric Power Co. Inc.

Security	Principal (000s)	Value

1.65%, 12/15/17 (Call 11/15/17)	$300	$300,156
2.95%, 12/15/22 (Call 09/15/22)	250	246,730
Arizona Public Service Co.
8.75%, 03/01/19	250	309,994
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	350	352,015
2.40%, 02/01/20 (Call 01/01/20)	30	30,214
3.75%, 11/15/23 (Call 08/15/23)	250	259,381
5.75%, 04/01/18	325	361,506
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	262,497
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	240,869
CMS Energy Corp.
6.25%, 02/01/20	200	232,497
6.55%, 07/17/17	150	165,607
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	100	100,828
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	250	255,089
5.85%, 04/01/18	271	303,629
6.65%, 04/01/19	400	468,049
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	202,002
3.13%, 08/31/24 (Call 05/31/24)	150	151,751
3.38%, 08/15/23 (Call 05/15/23)	225	233,255
Dominion Resources Inc./VA
1.25%, 03/15/17	325	324,836
2.50%, 12/01/19 (Call 11/01/19)	200	201,966
4.45%, 03/15/21	250	272,660
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	150	158,046
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	55,380
Series C
3.50%, 06/01/24 (Call 03/01/24)	100	101,162
Duke Energy Corp.
1.63%, 08/15/17	250	251,768
2.10%, 06/15/18 (Call 05/15/18)	600	607,876
3.05%, 08/15/22 (Call 05/15/22)	100	100,963
3.55%, 09/15/21 (Call 06/15/21)	150	156,591
5.05%, 09/15/19	262	292,221
Duke Energy Florida Inc.
4.55%, 04/01/20	45	49,790
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	214,283
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	150	152,869
Edison International
3.75%, 09/15/17	700	736,943
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	175	181,419
3.75%, 02/15/21 (Call 11/15/20)	200	211,470
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	104,058
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	300	351,468
Entergy Texas Inc.
7.13%, 02/01/19	50	58,791
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	250	252,811
4.25%, 06/15/22 (Call 03/15/22)	300	310,268
5.20%, 10/01/19	1,150	1,273,481

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

6.20%, 10/01/17	$100	$109,938
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	153,179
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,399
5.29%, 06/15/22 (Call 03/15/22)[e]	75	83,463
Hydro-Quebec
2.00%, 06/30/16	800	812,524
Integrys Energy Group Inc.
4.17%, 11/01/20	50	53,771
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	52,264
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	200	209,988
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	305,934
3.70%, 09/15/23 (Call 06/15/23)	100	105,581
Nevada Power Co.
7.13%, 03/15/19	200	236,931
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	500	502,139
2.40%, 09/15/19 (Call 08/15/19)	50	50,189
4.50%, 06/01/21 (Call 03/01/21)	100	108,780
6.00%, 03/01/19	256	288,997
NiSource Finance Corp.
5.45%, 09/15/20	150	171,668
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	225	216,282
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)[a]	250	240,597
Oglethorpe Power Corp.
6.10%, 03/15/19	100	113,767
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	635	636,071
4.10%, 06/01/22 (Call 03/01/22)	25	26,676
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	101,475
3.40%, 08/15/24 (Call 05/15/24)[a]	230	232,730
4.25%, 05/15/21 (Call 02/15/21)	100	108,892
8.25%, 10/15/18	600	722,697
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	100	107,823
Portland General Electric Co.
6.10%, 04/15/19	100	113,739
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	208,579
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	75	77,774
4.20%, 06/15/22 (Call 03/15/22)	100	106,462
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	153,290
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	101,332
4.40%, 01/15/21 (Call 10/15/20)	450	490,015
PSEG Power LLC
2.75%, 09/15/16	100	102,198
4.15%, 09/15/21 (Call 06/15/21)	150	158,062
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 12/15/24)	750	754,772
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	400	414,509
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	108,627

Security	Principal (000s)	Value

5.15%, 12/01/19	$200	$224,826
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	75	72,761
3.15%, 08/15/24 (Call 05/15/24)	250	254,974
Series I
1.80%, 06/01/19 (Call 05/01/19)	500	501,634
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[b]	1,000	1,016,840
San Diego Gas & Electric Co.
1.91%, 02/01/22	500	501,970
3.00%, 08/15/21	200	204,494
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[a]	50	51,014
4.75%, 05/15/21 (Call 02/15/21)	175	185,903
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	380,817
Southern Co. (The)
1.30%, 08/15/17	105	105,003
2.15%, 09/01/19 (Call 08/01/19)	400	401,824
Southern Power Co.
1.50%, 06/01/18	250	249,902
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	200	207,053
6.45%, 01/15/19	162	186,848
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	153,475
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	246,457
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[a]	275	272,487
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	75	83,107
UIL Holdings Corp.
4.63%, 10/01/20	100	105,600
Union Electric Co.
6.70%, 02/01/19	262	305,468
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)[a]	50	49,665
2.95%, 01/15/22 (Call 10/15/21)	100	101,772
3.10%, 05/15/25 (Call 02/15/25)	250	252,386
3.45%, 02/15/24 (Call 11/15/23)	250	259,367
5.95%, 09/15/17	500	552,512
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	204,168
3.10%, 06/01/25 (Call 03/01/25)	250	253,667

		27,146,608
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	200	201,949
4.88%, 10/15/19	145	162,269
5.25%, 10/15/18	255	285,046

		649,264
ELECTRONICS — 0.21%
Agilent Technologies Inc.
5.00%, 07/15/20	100	110,351
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	100	101,466
4.00%, 02/01/22 (Call 11/01/21)	50	52,109

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Avnet Inc.
4.88%, 12/01/22	$250	$264,285
5.88%, 06/15/20	150	168,051
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	187,450
Honeywell International Inc.
3.35%, 12/01/23	250	260,797
5.00%, 02/15/19	175	195,884
5.30%, 03/01/18	262	290,416
Jabil Circuit Inc.
4.70%, 09/15/22	250	257,826
Koninklijke Philips NV
3.75%, 03/15/22	900	926,293
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	166,292
Tech Data Corp.
3.75%, 09/21/17	40	41,405
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25,206
3.60%, 08/15/21 (Call 05/15/21)[a]	400	413,770
4.15%, 02/01/24 (Call 11/01/23)	100	105,104
4.50%, 03/01/21	50	54,165

		3,620,870
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	250	251,390
Fluor Corp.
3.38%, 09/15/21	200	206,992

		458,382
ENVIRONMENTAL CONTROL — 0.12%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	350	345,749
3.55%, 06/01/22 (Call 03/01/22)	100	102,749
4.75%, 05/15/23 (Call 02/15/23)	100	111,046
5.00%, 03/01/20[a]	400	444,225
5.25%, 11/15/21	250	283,020
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	250	256,696
4.60%, 03/01/21 (Call 12/01/20)	350	386,694
6.10%, 03/15/18	150	168,364

		2,098,543
FOOD — 0.59%
Campbell Soup Co.
3.05%, 07/15/17	200	206,456
3.30%, 03/19/25 (Call 12/19/24)[a]	250	250,078
ConAgra Foods Inc.
1.90%, 01/25/18	500	499,054
3.25%, 09/15/22	250	243,703
General Mills Inc.
2.20%, 10/21/19	250	250,152
3.65%, 02/15/24 (Call 11/15/23)	250	259,287
5.70%, 02/15/17	200	214,974
Hershey Co. (The)
1.50%, 11/01/16	200	201,661
4.13%, 12/01/20	250	272,297
Ingredion Inc.
4.63%, 11/01/20[a]	50	53,401
JM Smucker Co. (The)

Security	Principal (000s)	Value

2.50%, 03/15/20[b]	$75	$75,454
3.50%, 03/15/25[b]	200	200,058
Kellogg Co.
1.88%, 11/17/16[a]	150	151,727
3.25%, 05/21/18	200	208,691
4.00%, 12/15/20	1,225	1,311,940
4.45%, 05/30/16	225	233,076
Kraft Foods Group Inc.
2.25%, 06/05/17	800	812,665
3.50%, 06/06/22	250	254,424
Kroger Co. (The)
2.20%, 01/15/17	500	507,614
2.95%, 11/01/21 (Call 10/01/21)	200	201,555
4.00%, 02/01/24 (Call 11/01/23)[a]	250	262,841
McCormick & Co. Inc./MD
3.50%, 09/01/23 (Call 06/01/23)	250	262,902
3.90%, 07/15/21 (Call 04/15/21)	200	216,511
Mondelez International Inc.
5.38%, 02/10/20	100	113,098
6.13%, 02/01/18	779	872,310
6.13%, 08/23/18	275	312,652
Sysco Corp.
2.60%, 06/12/22	250	246,103
3.50%, 10/02/24 (Call 07/02/24)	250	253,973
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	550	566,912
Unilever Capital Corp.
0.85%, 08/02/17[a]	500	498,624
4.25%, 02/10/21	250	276,634

		10,290,827
FOREST PRODUCTS & PAPER — 0.10%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	100	105,500
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	205,802
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	250	258,438
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	250	251,387
4.75%, 02/15/22 (Call 11/15/21)[a]	450	493,244
7.50%, 08/15/21	50	63,249
7.95%, 06/15/18	262	307,964

		1,685,584
GAS — 0.11%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	208,349
Atmos Energy Corp.
8.50%, 03/15/19	200	245,430
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	200	202,910
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	248,889
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	25,852
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	300	295,865
4.05%, 12/01/23 (Call 09/01/23)	100	105,632
6.50%, 06/01/16	112	118,139
9.80%, 02/15/19	150	190,436

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	$250	$254,416

		1,895,918
HAND & MACHINE TOOLS — 0.02%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	380	395,322

		395,322
HEALTH CARE — PRODUCTS — 0.41%
Baxter International Inc.
1.85%, 01/15/17	100	101,205
2.40%, 08/15/22	500	476,104
3.20%, 06/15/23 (Call 03/15/23)	150	148,988
4.25%, 03/15/20	200	217,914
4.50%, 08/15/19	200	218,838
Becton Dickinson and Co.
1.45%, 05/15/17	30	30,070
3.13%, 11/08/21	350	354,895
3.25%, 11/12/20	100	103,254
3.73%, 12/15/24 (Call 09/15/24)	730	747,766
3.88%, 05/15/24 (Call 02/15/24)	155	159,966
Boston Scientific Corp.
2.65%, 10/01/18	100	101,620
3.85%, 05/15/25	250	250,280
6.00%, 01/15/20	400	455,397
Covidien International Finance SA
6.00%, 10/15/17	450	499,259
Life Technologies Corp.
6.00%, 03/01/20	450	515,006
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)[a]	500	494,211
3.13%, 03/15/22 (Call 12/15/21)	300	305,871
3.63%, 03/15/24 (Call 12/15/23)	250	259,853
4.13%, 03/15/21 (Call 12/15/20)	400	434,178
4.45%, 03/15/20	400	440,395
Stryker Corp.
1.30%, 04/01/18	275	273,909
2.00%, 09/30/16	100	101,480
3.38%, 05/15/24 (Call 02/15/24)	100	101,733
Zimmer Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	250	250,065
3.38%, 11/30/21 (Call 08/30/21)[a]	200	203,505

		7,245,762
HEALTH CARE — SERVICES — 0.34%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	246,738
3.95%, 09/01/20	100	107,421
4.13%, 06/01/21 (Call 03/01/21)	300	324,045
Anthem Inc.
1.88%, 01/15/18	500	502,830
3.30%, 01/15/23	200	200,718
3.50%, 08/15/24 (Call 05/15/24)[a]	200	201,592
3.70%, 08/15/21 (Call 05/15/21)	275	287,488
4.35%, 08/15/20	100	108,541
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	106,457
4.38%, 12/15/20 (Call 09/15/20)	100	109,418
4.50%, 03/15/21 (Call 12/15/20)	300	329,793

Security	Principal (000s)	Value

Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	$200	$229,124
Dignity Health
2.64%, 11/01/19	100	101,343
Humana Inc.
2.63%, 10/01/19	45	45,386
3.15%, 12/01/22 (Call 09/01/22)	100	99,695
3.85%, 10/01/24 (Call 07/01/24)	100	102,733
Laboratory Corp. of America Holdings
2.20%, 08/23/17	550	557,449
3.20%, 02/01/22	100	99,727
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	250	253,506
3.50%, 03/30/25 (Call 12/30/24)	185	181,274
4.70%, 04/01/21	150	161,755
UnitedHealth Group Inc.
1.40%, 10/15/17	250	251,467
2.88%, 12/15/21	385	390,743
2.88%, 03/15/22 (Call 12/15/21)	100	100,886
2.88%, 03/15/23	300	299,554
4.70%, 02/15/21 (Call 11/15/20)	200	223,769
6.00%, 06/15/17	250	274,745

		5,898,197
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	200	203,830
FS Investment Corp.
4.75%, 05/15/22 (Call 04/15/22)	500	494,276
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	65	67,265
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	200	193,820

		959,191
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	102,060
Whirlpool Corp.
1.65%, 11/01/17	120	120,202
4.85%, 06/15/21	250	276,313

		498,575
HOUSEHOLD PRODUCTS & WARES — 0.08%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	50	49,500
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	251,209
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	100,032
3.80%, 11/15/21	300	319,151
Kimberly-Clark Corp.
1.85%, 03/01/20	70	69,793
1.90%, 05/22/19	310	312,193
6.13%, 08/01/17	256	283,589
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	106,651

		1,492,118

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

HOUSEWARES — 0.01%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	$255	$259,137

		259,137
INSURANCE — 1.11%
ACE INA Holdings Inc.
2.70%, 03/13/23	450	442,337
5.90%, 06/15/19	250	286,443
Aflac Inc.
3.25%, 03/17/25	250	247,999
3.63%, 11/15/24	335	343,337
4.00%, 02/15/22	200	213,991
Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)[d]	50	52,750
7.45%, 05/16/19	200	238,879
American International Group Inc.
4.88%, 06/01/22	300	334,955
5.60%, 10/18/16	673	713,621
5.85%, 01/16/18	1,250	1,385,212
6.40%, 12/15/20	175	208,746
Aon Corp.
3.13%, 05/27/16	100	102,257
5.00%, 09/30/20	200	223,371
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	100	101,165
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,149
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	800	810,855
5.40%, 05/15/18[a]	2,450	2,738,550
Berkshire Hathaway Inc.
1.90%, 01/31/17[a]	500	509,084
2.10%, 08/14/19[a]	300	304,415
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	250	263,750
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	100	101,877
5.88%, 08/15/20[a]	75	85,841
6.50%, 08/15/16	250	265,717
Fidelity National Financial Inc.
5.50%, 09/01/22	500	538,737
First American Financial Corp.
4.60%, 11/15/24	100	102,339
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	550	616,774
5.38%, 03/15/17	250	267,130
6.30%, 03/15/18	100	111,971
Lincoln National Corp.
3.35%, 03/09/25	75	74,281
4.85%, 06/24/21	100	110,975
8.75%, 07/01/19	400	499,193
Markel Corp.
5.35%, 06/01/21	200	224,872
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	190	190,711
3.50%, 06/03/24 (Call 03/03/24)	250	253,856
MetLife Inc.
1.76%, 12/15/17	150	151,607
3.00%, 03/01/25	305	300,015
3.05%, 12/15/22	225	226,708

Security	Principal (000s)	Value

4.75%, 02/08/21	$200	$224,665
Series D
4.37%, 09/15/23	380	414,116
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	100	104,767
Principal Financial Group Inc.
1.85%, 11/15/17	500	503,859
3.40%, 05/15/25 (Call 02/15/25)	100	100,692
Progressive Corp. (The)
3.75%, 08/23/21	100	107,853
Prudential Financial Inc.
2.35%, 08/15/19	500	503,288
3.00%, 05/12/16	150	152,923
3.50%, 05/15/24	1,100	1,111,294
4.50%, 11/16/21	350	385,250
5.88%, 09/15/42 (Call 09/15/22)[d]	300	322,500
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	220,832
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	277,000
Trinity Acquisition PLC
4.63%, 08/15/23	250	259,122
Unum Group
4.00%, 03/15/24	350	361,892
Voya Financial Inc.
5.50%, 07/15/22[a]	250	284,712
Willis Group Holdings PLC
5.75%, 03/15/21	100	111,886
WR Berkley Corp.
4.63%, 03/15/22	200	214,530
XLIT Ltd.
5.75%, 10/01/21	200	231,687

		19,562,338
INTERNET — 0.29%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	630	629,489
3.13%, 11/28/21 (Call 09/28/21)[b]	275	274,932
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	145,825
2.60%, 12/05/19 (Call 11/05/19)	200	203,401
3.80%, 12/05/24 (Call 09/05/24)	400	412,114
Baidu Inc.
2.25%, 11/28/17	200	202,001
3.50%, 11/28/22	300	301,256
eBay Inc.
1.35%, 07/15/17	100	99,836
2.60%, 07/15/22 (Call 04/15/22)	200	190,977
3.25%, 10/15/20 (Call 07/15/20)	450	464,707
3.45%, 08/01/24 (Call 05/01/24)	400	393,921
Expedia Inc.
5.95%, 08/15/20	400	445,940
Google Inc.
2.13%, 05/19/16	200	203,270
3.38%, 02/25/24	425	443,265
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	507,367
3.95%, 06/15/22 (Call 03/15/22)[a]	200	203,510

		5,121,811

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

IRON & STEEL — 0.07%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	$250	$258,820
4.13%, 09/15/22 (Call 06/15/22)	100	105,362
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	350,086
Vale Overseas Ltd.
4.38%, 01/11/22[a]	575	566,510

		1,280,778
LEISURE TIME — 0.01%
Carnival Corp.
3.95%, 10/15/20	250	262,773

		262,773
LODGING — 0.10%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	235	234,644
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	150	154,199
3.25%, 09/15/22 (Call 06/15/22)	100	100,337
3.38%, 10/15/20 (Call 07/15/20)[a]	100	104,354
Series N
3.13%, 10/15/21 (Call 07/15/21)	250	255,036
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	241,308
3.75%, 03/15/25 (Call 12/15/24)	100	97,622
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	50,999
3.90%, 03/01/23 (Call 12/01/22)	300	296,112
4.25%, 03/01/22 (Call 12/01/21)	150	152,160

		1,686,771
MACHINERY — 0.39%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	600	601,326
1.63%, 06/01/17	250	252,597
2.00%, 03/05/20	500	501,010
2.25%, 12/01/19	500	506,754
3.30%, 06/09/24	100	102,148
7.15%, 02/15/19	200	237,509
Series G
2.45%, 09/06/18	250	256,702
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	225	222,898
3.90%, 05/27/21	300	325,921
5.70%, 08/15/16	293	310,449
Deere & Co.
4.38%, 10/16/19	300	330,426
John Deere Capital Corp.
1.30%, 03/12/18	750	749,930
1.35%, 01/16/18	295	295,733
1.70%, 01/15/20	175	172,958
1.85%, 09/15/16	500	507,309
2.05%, 03/10/20	250	250,960
2.80%, 03/04/21	250	255,545
3.15%, 10/15/21	200	206,476
3.35%, 06/12/24	80	82,738

Security	Principal (000s)	Value

Joy Global Inc.
5.13%, 10/15/21[a]	$250	$276,091
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	124,352
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	245,566

		6,815,398
MANUFACTURING — 0.52%
3M Co.
1.38%, 09/29/16	250	252,630
1.63%, 06/15/19	250	249,124
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	254,017
Danaher Corp.
2.30%, 06/23/16	50	50,899
3.90%, 06/23/21 (Call 03/23/21)	350	377,040
Eaton Corp.
1.50%, 11/02/17	500	502,034
2.75%, 11/02/22	250	248,069
General Electric Co.
2.70%, 10/09/22	850	853,029
5.25%, 12/06/17	3,600	3,950,719
Illinois Tool Works Inc.
1.95%, 03/01/19[a]	125	125,743
3.38%, 09/15/21 (Call 06/15/21)	325	340,752
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	300	318,320
6.88%, 08/15/18	250	287,874
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)[a]	70	70,189
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	205,846
Pentair Finance SA
2.65%, 12/01/19	250	250,368
Textron Inc.
3.65%, 03/01/21	250	259,251
4.63%, 09/21/16	100	104,451
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	97,792
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	45	45,810
6.55%, 10/01/17	200	222,930

		9,066,887
MEDIA — 0.92%
21st Century Fox America Inc.
3.00%, 09/15/22	400	400,091
6.90%, 03/01/19	300	351,476
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	252,166
3.50%, 01/15/25 (Call 10/15/24)[a]	85	82,984
3.70%, 08/15/24 (Call 05/15/24)	150	149,460
4.63%, 05/15/18	100	107,725
5.75%, 04/15/20	100	114,005
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	300	424,903
Comcast Corp.
3.13%, 07/15/22	500	508,923
6.30%, 11/15/17	100	111,971
6.50%, 01/15/17	200	217,387

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22	$250	$257,291
4.45%, 04/01/24 (Call 01/01/24)[a]	500	526,377
5.00%, 03/01/21	700	765,082
Discovery Communications LLC
3.30%, 05/15/22	350	347,499
4.38%, 06/15/21	200	213,771
NBCUniversal Media LLC
2.88%, 04/01/16	300	303,441
2.88%, 01/15/23	950	942,194
5.15%, 04/30/20	1,075	1,223,794
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 03/15/20)	250	249,589
3.90%, 11/15/24 (Call 08/15/24)	250	252,977
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	400	406,874
6.50%, 07/15/18	300	340,917
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	200	206,626
4.13%, 02/15/21 (Call 11/15/20)[a]	300	311,274
5.00%, 02/01/20	450	485,542
5.85%, 05/01/17	411	440,775
6.75%, 07/01/18	925	1,038,206
Time Warner Inc.
3.40%, 06/15/22	250	252,873
3.55%, 06/01/24 (Call 03/01/24)[a]	450	455,217
4.00%, 01/15/22	600	629,297
4.05%, 12/15/23	300	316,710
4.70%, 01/15/21	50	54,731
4.88%, 03/15/20[a]	550	608,195
Viacom Inc.
2.20%, 04/01/19[a]	350	346,621
3.13%, 06/15/22 (Call 03/15/22)	725	708,334
3.50%, 04/01/17	150	155,186
3.88%, 12/15/21	100	102,379
3.88%, 04/01/24 (Call 01/01/24)[a]	100	100,209
4.25%, 09/01/23 (Call 06/01/23)	175	181,904
Walt Disney Co. (The)
1.13%, 02/15/17	500	503,354
1.35%, 08/16/16	300	302,601
1.85%, 05/30/19	200	201,424
2.55%, 02/15/22	250	249,290

		16,201,645
METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
1.25%, 01/15/18	200	199,366

		199,366
MINING — 0.50%
Barrick Gold Corp.
3.85%, 04/01/22	800	789,272
6.95%, 04/01/19[a]	425	495,141
Barrick North America Finance LLC
6.80%, 09/15/18	100	114,433
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	1,000	1,011,581
2.88%, 02/24/22[a]	400	400,450
3.25%, 11/21/21	450	465,549
6.50%, 04/01/19	50	58,372
Freeport-McMoRan Inc.

Security	Principal (000s)	Value

2.15%, 03/01/17	$500	$502,321
2.38%, 03/15/18	400	399,475
3.55%, 03/01/22 (Call 12/01/21)[a]	300	283,618
3.88%, 03/15/23 (Call 12/15/22)	200	188,755
4.55%, 11/14/24 (Call 08/14/24)[a]	400	384,926
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	450	441,545
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	100	101,576
3.75%, 09/20/21	50	52,239
4.13%, 05/20/21	150	160,301
6.50%, 07/15/18	450	513,579
9.00%, 05/01/19	225	283,121
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	500	501,536
2.25%, 12/14/18 (Call 11/14/18)	600	606,521
Southern Copper Corp.
3.50%, 11/08/22	500	493,700
Teck Resources Ltd.
3.00%, 03/01/19[a]	200	199,888
3.75%, 02/01/23 (Call 11/01/22)[a]	250	226,625
3.85%, 08/15/17	50	51,680

		8,726,204
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	250	256,721
Xerox Corp.
2.75%, 09/01/20	200	198,881
4.50%, 05/15/21[a]	575	616,358
5.63%, 12/15/19[a]	150	169,203

		1,241,163
OIL & GAS — 2.57%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	200	200,515
5.95%, 09/15/16	306	324,412
6.38%, 09/15/17	500	552,498
Apache Corp.
1.75%, 04/15/17	250	251,248
2.63%, 01/15/23 (Call 10/15/22)	100	95,312
3.63%, 02/01/21 (Call 11/01/20)	300	313,664
BP Capital Markets PLC
1.85%, 05/05/17	250	253,411
2.24%, 09/26/18	350	356,728
2.24%, 05/10/19	1,750	1,769,282
2.75%, 05/10/23	200	194,332
3.54%, 11/04/24	250	252,373
3.56%, 11/01/21	200	209,297
3.99%, 09/26/23	500	525,192
4.74%, 03/11/21	400	444,199
4.75%, 03/10/19	150	165,008
British Transco Finance Inc.
6.63%, 06/01/18	250	286,470
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)[a]	150	150,921
3.90%, 02/01/25 (Call 11/01/24)	125	126,316
5.90%, 02/01/18	225	246,910
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	239,071

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$1,100	$1,097,167
1.72%, 06/24/18 (Call 05/24/18)	825	832,554
2.36%, 12/05/22 (Call 09/05/22)	750	732,209
2.41%, 03/03/22 (Call 01/03/22)	145	143,706
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	307,875
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	450	448,367
3.00%, 05/09/23	500	483,939
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	650	683,166
ConocoPhillips
5.20%, 05/15/18	300	331,757
5.75%, 02/01/19	300	341,111
6.00%, 01/15/20	300	350,335
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	248,578
2.20%, 05/15/20 (Call 04/15/20)	90	90,477
2.40%, 12/15/22 (Call 09/15/22)	325	314,578
3.35%, 11/15/24 (Call 08/15/24)	325	328,448
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	75	69,851
4.50%, 04/15/23 (Call 01/15/23)	500	491,970
5.00%, 09/15/22 (Call 03/15/17)	150	149,250
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	300	314,969
6.30%, 01/15/19	450	511,107
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)[a]	200	192,254
Ecopetrol SA
4.13%, 01/16/25	100	94,500
4.25%, 09/18/18[a]	650	684,125
7.63%, 07/23/19	150	176,625
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	100	103,827
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	250	245,944
4.70%, 03/15/21[a]	300	309,720
5.20%, 03/15/25 (Call 12/15/24)	65	66,639
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,790
4.10%, 02/01/21	500	538,853
EQT Corp.
4.88%, 11/15/21	300	312,803
Exxon Mobil Corp.
1.31%, 03/06/18	1,000	1,003,568
1.82%, 03/15/19 (Call 02/15/19)[a]	150	151,365
2.71%, 03/06/25 (Call 12/06/24)	250	247,722
3.18%, 03/15/24 (Call 12/15/23)	250	260,065
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	45	47,700
6.63%, 05/01/21 (Call 05/01/16)	101	106,050
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	145	142,260
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	100	100,901
6.15%, 06/15/19	100	112,038
7.25%, 12/15/19	600	708,420
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	95,801
6.00%, 10/01/17[a]	494	542,040
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	115	115,253

Security	Principal (000s)	Value

5.13%, 03/01/21	$250	$278,342
Murphy Oil Corp.
2.50%, 12/01/17	500	491,910
Nabors Industries Inc.
5.00%, 09/15/20[a]	300	309,604
9.25%, 01/15/19	400	463,360
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	526,436
Noble Holding International Ltd.
4.63%, 03/01/21[a]	400	396,192
Occidental Petroleum Corp.
1.75%, 02/15/17	150	151,774
2.70%, 02/15/23 (Call 11/15/22)	100	97,839
Series 1
4.10%, 02/01/21 (Call 11/01/20)	300	325,203
Petrobras Global Finance BV
3.00%, 01/15/19	600	561,328
4.38%, 05/20/23	1,000	892,604
5.38%, 01/27/21	450	438,422
5.88%, 03/01/18	1,100	1,125,104
6.25%, 03/17/24[a]	750	745,111
7.88%, 03/15/19	262	281,001
Petroleos Mexicanos
3.50%, 01/30/23	475	456,594
4.88%, 01/24/22	625	657,812
4.88%, 01/18/24	350	365,313
5.50%, 01/21/21	400	437,000
5.75%, 03/01/18	500	547,500
8.00%, 05/03/19	550	653,125
Phillips 66
2.95%, 05/01/17	200	206,309
4.30%, 04/01/22	400	430,206
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	257,188
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	75	72,190
5.00%, 09/01/17	200	207,180
Shell International Finance BV
2.13%, 05/11/20	450	453,160
2.38%, 08/21/22	500	491,132
3.25%, 05/11/25	455	460,949
3.40%, 08/12/23	100	104,021
4.30%, 09/22/19	1,026	1,126,702
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	200,612
4.95%, 01/23/25 (Call 10/23/24)	300	309,178
Statoil ASA
1.15%, 05/15/18[a]	100	99,298
2.45%, 01/17/23	500	487,170
3.25%, 11/10/24	1,950	1,982,388
5.25%, 04/15/19	725	816,249
6.70%, 01/15/18	300	338,524
Suncor Energy Inc.
6.10%, 06/01/18	450	503,837
Sunoco Inc.
5.75%, 01/15/17	200	211,250
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	98,415
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	200	200,650
Total Capital International SA
1.55%, 06/28/17	500	504,824
2.10%, 06/19/19[a]	50	50,554

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

2.70%, 01/25/23	$150	$148,296
2.88%, 02/17/22	250	252,877
3.75%, 04/10/24	750	790,696
Total Capital SA
2.13%, 08/10/18	1,150	1,173,274
4.13%, 01/28/21	200	217,980
Valero Energy Corp.
6.13%, 02/01/20	450	518,945
XTO Energy Inc.
5.50%, 06/15/18	250	281,000
6.50%, 12/15/18	150	175,623

		45,035,087
OIL & GAS SERVICES — 0.15%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	650	669,028
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	369,685
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	350	359,622
3.50%, 08/01/23 (Call 05/01/23)	125	128,520
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	242,082
Weatherford International LLC
6.35%, 06/15/17	268	286,680
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	500	482,874
5.13%, 09/15/20	150	152,535

		2,691,026
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,708
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	400	422,494
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,053

		493,255
PHARMACEUTICALS — 1.43%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	160	158,702
5.13%, 04/01/19	338	379,371
AbbVie Inc.
1.75%, 11/06/17	1,425	1,430,802
2.90%, 11/06/22	400	394,039
3.60%, 05/14/25 (Call 02/14/25)	675	681,293
Actavis Funding SCS
1.30%, 06/15/17	100	99,344
3.00%, 03/12/20 (Call 02/12/20)	1,110	1,124,824
3.80%, 03/15/25 (Call 12/15/24)	110	110,734
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	592,414
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	550	523,714
3.38%, 09/15/20	750	767,881
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)[a]	300	303,482
AstraZeneca PLC
5.90%, 09/15/17	700	774,072

Security	Principal (000s)	Value

Bristol-Myers Squibb Co.
2.00%, 08/01/22	$100	$96,442
3.25%, 11/01/23	250	258,454
Cardinal Health Inc.
3.20%, 06/15/22[a]	100	99,586
3.50%, 11/15/24 (Call 08/15/24)	250	253,031
Eli Lilly & Co.
1.25%, 03/01/18	40	40,029
1.95%, 03/15/19	250	252,143
Express Scripts Holding Co.
3.13%, 05/15/16	250	255,091
3.50%, 06/15/24 (Call 03/15/24)	300	301,902
4.75%, 11/15/21	200	220,214
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	2,058	2,312,056
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	252,591
2.85%, 05/08/22[a]	250	251,628
Johnson & Johnson
3.38%, 12/05/23	250	263,805
3.55%, 05/15/21	200	216,327
5.55%, 08/15/17	455	500,795
McKesson Corp.
1.40%, 03/15/18	2,000	1,988,942
2.70%, 12/15/22 (Call 09/15/22)	425	411,804
2.85%, 03/15/23 (Call 12/15/22)	250	246,617
4.75%, 03/01/21 (Call 12/01/20)	100	110,223
5.70%, 03/01/17	336	361,318
Medco Health Solutions Inc.
7.13%, 03/15/18	592	674,338
Merck & Co. Inc.
1.85%, 02/10/20[a]	180	179,877
2.75%, 02/10/25 (Call 11/10/24)	500	488,467
2.80%, 05/18/23	800	803,061
Mylan Inc.
2.60%, 06/24/18	500	505,545
Novartis Capital Corp.
2.40%, 09/21/22	250	245,933
3.40%, 05/06/24[a]	500	521,698
Novartis Securities Investment Ltd.
5.13%, 02/10/19	612	686,327
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	204,985
Pfizer Inc.
1.50%, 06/15/18	1,000	1,005,246
3.40%, 05/15/24	250	255,900
6.20%, 03/15/19	1,679	1,945,334
Sanofi
1.25%, 04/10/18	100	99,934
4.00%, 03/29/21[a]	200	217,130
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	203,193
2.95%, 12/18/22[a]	250	246,727
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	500	496,274
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	200	196,049

		25,009,688
PIPELINES — 0.91%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	229,689

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	$250	$248,174
4.15%, 07/01/23 (Call 04/01/23)	200	198,016
4.35%, 10/15/24 (Call 07/15/24)	250	249,111
4.88%, 02/01/21 (Call 11/01/20)	150	158,842
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	200	217,734
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)	265	283,829
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	330	342,199
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	65	62,672
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	423,465
5.20%, 02/01/22 (Call 11/01/21)	1,850	1,980,359
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)[a]	200	205,526
Enterprise Products Operating LLC
1.65%, 05/07/18	180	180,137
2.55%, 10/15/19 (Call 09/15/19)	95	95,906
3.35%, 03/15/23 (Call 12/15/22)	750	751,679
6.50%, 01/31/19	400	461,509
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	240,851
3.95%, 09/01/22 (Call 06/01/22)	150	150,764
4.15%, 03/01/22[a]	200	202,979
4.25%, 09/01/24 (Call 06/01/24)	110	110,439
4.30%, 05/01/24 (Call 02/01/24)	100	100,029
5.00%, 10/01/21 (Call 07/01/21)	100	106,938
5.95%, 02/15/18	400	436,711
6.50%, 04/01/20[a]	250	287,081
6.85%, 02/15/20	250	290,560
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	35	35,195
Magellan Midstream Partners LP
4.25%, 02/01/21	300	319,961
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	250	255,563
4.90%, 03/15/25 (Call 12/15/24)[a]	250	251,966
5.00%, 09/15/23 (Call 06/15/23)[a]	250	260,127
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	350	351,246
3.85%, 10/15/23 (Call 07/15/23)	250	253,556
5.75%, 01/15/20	50	56,432
8.75%, 05/01/19	275	338,563
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	250	232,081
8.00%, 10/01/19	100	120,327
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	400	392,622
4.60%, 06/15/21 (Call 03/15/21)	100	107,812
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	250	246,055
4.65%, 06/15/21 (Call 03/15/21)	50	52,549
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	65,500
2.50%, 08/01/22	500	480,028
6.50%, 08/15/18	450	513,712
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	75,847
4.00%, 07/01/22 (Call 04/01/22)	200	203,885
Williams Companies Inc. (The)

Security	Principal (000s)	Value

3.70%, 01/15/23 (Call 10/15/22)	$450	$438,415
4.55%, 06/24/24 (Call 03/24/24)	200	204,433
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	243,788
3.90%, 01/15/25 (Call 10/15/24)	1,000	983,717
5.25%, 03/15/20	675	749,721
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	800	808,000

		16,056,300
REAL ESTATE — 0.01%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	152,295

		152,295
REAL ESTATE INVESTMENT TRUSTS — 1.17%
American Tower Corp.
3.40%, 02/15/19	100	103,289
3.50%, 01/31/23	125	120,615
4.50%, 01/15/18	200	213,113
4.70%, 03/15/22[a]	600	629,593
5.00%, 02/15/24	150	160,175
5.05%, 09/01/20	250	273,883
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	248,433
3.50%, 11/15/24 (Call 08/15/24)	250	253,625
3.95%, 01/15/21 (Call 10/15/20)[a]	50	52,939
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	413,339
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	250	264,949
4.13%, 05/15/21 (Call 02/15/21)	400	433,563
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	200	200,690
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	262,007
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	500	500,923
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	158,865
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	300	294,424
4.63%, 07/15/22 (Call 04/15/22)	400	425,616
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	68	67,259
5.25%, 03/15/21 (Call 12/15/20)	250	276,959
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	258,800
4.38%, 06/15/22 (Call 03/15/22)	250	267,078
EPR Properties
7.75%, 07/15/20	150	179,921
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	300	331,632
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	200	199,355
5.38%, 08/01/16	2,500	2,625,659
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	250	257,977
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	300	294,019
3.75%, 02/01/19 (Call 11/01/18)	300	315,578

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

4.00%, 06/01/25 (Call 03/01/25)	$100	$100,439
4.25%, 11/15/23 (Call 08/15/23)	400	414,134
5.38%, 02/01/21 (Call 11/03/20)	25	27,931
6.70%, 01/30/18[a]	325	365,566
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	300	319,634
4.50%, 01/15/24 (Call 10/15/23)	250	264,913
4.70%, 09/15/17	50	53,377
4.95%, 01/15/21 (Call 10/15/20)	100	110,052
5.25%, 01/15/22 (Call 10/15/21)	150	166,268
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	264,621
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	375	386,250
Series D
3.75%, 10/15/23 (Call 07/15/23)[a]	125	125,034
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	268,330
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	246,149
3.20%, 05/01/21 (Call 03/01/21)	100	102,031
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	262,677
4.75%, 10/01/20 (Call 07/01/20)	250	271,528
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	300	271,360
4.50%, 04/18/22 (Call 01/18/22)	150	150,033
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	200	209,840
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	112,995
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)[a]	250	260,717
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	250	264,592
4.50%, 08/15/17	300	318,448
6.88%, 03/15/20 (Call 12/16/19)	100	117,896
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	400	402,411
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	450	461,182
4.65%, 08/01/23 (Call 05/01/23)	250	269,261
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23 (Call 09/15/23)	100	107,392
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	400	404,631
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	100	102,013
2.20%, 02/01/19 (Call 11/01/18)[a]	50	50,735
2.75%, 02/01/23 (Call 11/01/22)	300	294,565
3.75%, 02/01/24 (Call 11/01/23)	250	261,087
4.38%, 03/01/21 (Call 12/01/20)	350	386,609
5.65%, 02/01/20 (Call 11/01/19)	450	517,764
6.13%, 05/30/18	500	566,375
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	85	86,434
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	100	100,911
2.70%, 04/01/20 (Call 01/01/20)	70	70,557
4.25%, 03/01/22 (Call 12/01/21)	200	211,559
4.75%, 06/01/21 (Call 03/01/21)	150	164,729
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	250	274,369

Security	Principal (000s)	Value

Weyerhaeuser Co.
4.63%, 09/15/23	$100	$107,909
7.38%, 10/01/19	100	118,834

		20,498,420
RETAIL — 0.87%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	52,992
4.50%, 12/01/23 (Call 09/01/23)	200	211,351
5.75%, 05/01/20	300	336,495
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	165	162,718
3.70%, 04/15/22 (Call 01/15/22)	450	466,160
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	50	50,769
Costco Wholesale Corp.
1.70%, 12/15/19	250	249,618
2.25%, 02/15/22	170	167,747
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	100,725
2.75%, 12/01/22 (Call 09/01/22)	100	98,028
3.38%, 08/12/24 (Call 05/12/24)	250	251,516
4.00%, 12/05/23 (Call 09/05/23)[a]	250	263,568
4.13%, 05/15/21 (Call 02/15/21)	450	485,309
5.75%, 06/01/17	355	386,838
Darden Restaurants Inc.
6.45%, 10/15/17	150	162,913
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	150	144,675
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	300	343,494
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[a]	100	102,570
2.63%, 06/01/22	375	375,229
3.75%, 02/15/24 (Call 11/15/23)	650	689,355
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	50	52,753
4.75%, 12/15/23 (Call 09/15/23)	250	271,458
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	550	556,291
3.80%, 11/15/21 (Call 08/15/21)[a]	200	213,497
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	100	102,103
3.88%, 01/15/22 (Call 10/15/21)	600	632,882
5.90%, 12/01/16	300	321,232
McDonald’s Corp.
1.88%, 05/29/19[a]	50	49,866
2.63%, 01/15/22	100	99,570
3.25%, 06/10/24[a]	100	100,419
5.35%, 03/01/18	773	853,013
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	215,576
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	257,714
4.63%, 09/15/21 (Call 06/15/21)	100	109,579
QVC Inc.
3.13%, 04/01/19	75	75,430
5.13%, 07/02/22	400	418,315
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	200	197,177
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	253,799

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Target Corp.
3.88%, 07/15/20	$500	$538,713
6.00%, 01/15/18	973	1,088,540
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	121,070
Wal-Mart Stores Inc.
1.13%, 04/11/18	800	797,794
3.25%, 10/25/20	650	687,790
3.30%, 04/22/24 (Call 01/22/24)	350	362,912
5.38%, 04/05/17	400	433,293
Walgreen Co.
1.80%, 09/15/17	200	201,576
3.10%, 09/15/22	100	98,417
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	101,261
3.80%, 11/18/24 (Call 08/18/24)	670	670,215
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	200	199,695
6.25%, 03/15/18[a]	67	74,158

		15,258,178
SAVINGS & LOANS — 0.03%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	110,904
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	250	258,520
4.63%, 04/19/16	100	103,157

		472,581
SEMICONDUCTORS — 0.28%
Altera Corp.
2.50%, 11/15/18	500	508,753
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	171,425
Applied Materials Inc.
2.65%, 06/15/16	50	50,914
4.30%, 06/15/21	150	163,594
Broadcom Corp.
2.70%, 11/01/18	300	307,067
3.50%, 08/01/24 (Call 05/01/24)	200	203,127
Intel Corp.
1.95%, 10/01/16	350	355,896
3.30%, 10/01/21	850	896,468
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	400	417,007
QUALCOMM Inc.
1.40%, 05/18/18	205	205,040
2.25%, 05/20/20	130	130,517
3.45%, 05/20/25 (Call 02/20/25)	250	249,661
Texas Instruments Inc.
1.00%, 05/01/18	300	297,234
1.65%, 08/03/19	300	298,016
1.75%, 05/01/20 (Call 04/01/20)	250	246,680
2.38%, 05/16/16	150	152,644
2.75%, 03/12/21 (Call 02/12/21)	75	76,731
Xilinx Inc.
2.13%, 03/15/19	100	100,398
3.00%, 03/15/21	100	102,867

		4,934,039

Security	Principal (000s)	Value

SOFTWARE — 0.47%
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	$270	$283,889
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)	100	103,643
Fidelity National Information Services Inc.
1.45%, 06/05/17	200	199,100
3.50%, 04/15/23 (Call 01/15/23)	250	248,358
Fiserv Inc.
3.13%, 06/15/16	25	25,669
4.75%, 06/15/21	250	276,689
Intuit Inc.
5.75%, 03/15/17	150	161,129
Microsoft Corp.
1.63%, 12/06/18[a]	500	505,507
2.13%, 11/15/22	100	97,489
2.70%, 02/12/25 (Call 11/12/24)[a]	750	734,512
3.63%, 12/15/23 (Call 09/15/23)	200	213,721
4.20%, 06/01/19	1,200	1,318,217
Oracle Corp.
1.20%, 10/15/17	1,400	1,401,681
2.25%, 10/08/19	250	252,746
2.50%, 05/15/22 (Call 03/15/22)	1,000	987,668
2.50%, 10/15/22	400	393,990
3.63%, 07/15/23	300	315,719
3.88%, 07/15/20	400	433,996
5.75%, 04/15/18	200	224,145

		8,177,868
TELECOMMUNICATIONS — 1.28%
America Movil SAB de CV
2.38%, 09/08/16	200	202,980
5.00%, 03/30/20	675	757,027
5.63%, 11/15/17[a]	150	164,410
AT&T Inc.
1.40%, 12/01/17	600	597,532
2.30%, 03/11/19[a]	1,700	1,711,329
2.40%, 08/15/16	950	964,187
3.00%, 02/15/22[a]	450	446,848
3.40%, 05/15/25 (Call 02/15/25)	250	243,300
3.90%, 03/11/24 (Call 12/11/23)[a]	400	413,014
4.45%, 05/15/21	200	215,535
5.50%, 02/01/18	750	824,322
British Telecommunications PLC
2.35%, 02/14/19	250	253,059
5.95%, 01/15/18	150	166,674
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200	200,032
Cisco Systems Inc.
3.63%, 03/04/24[a]	1,150	1,208,939
Corning Inc.
4.25%, 08/15/20	50	54,589
Embarq Corp.
7.08%, 06/01/16	450	473,782
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	55	54,935
4.40%, 12/15/20	150	163,317
Juniper Networks Inc.
4.50%, 03/15/24	200	205,158
4.60%, 03/15/21[a]	350	373,495
Motorola Solutions Inc.

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

3.50%, 09/01/21	$100	$100,470
3.50%, 03/01/23	475	464,053
3.75%, 05/15/22	300	301,896
Orange SA
2.75%, 02/06/19	500	514,400
5.38%, 07/08/19	50	56,267
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	300	314,168
Telefonica Emisiones SAU
3.19%, 04/27/18	500	517,837
5.46%, 02/16/21	450	508,585
Verizon Communications Inc.
2.00%, 11/01/16	100	101,434
2.45%, 11/01/22 (Call 08/01/22)	900	861,140
2.50%, 09/15/16	1,323	1,348,711
2.55%, 06/17/19[a]	500	507,800
3.00%, 11/01/21 (Call 09/01/21)	210	211,133
3.45%, 03/15/21[a]	375	388,641
3.50%, 11/01/21	300	309,486
3.50%, 11/01/24 (Call 08/01/24)[a]	1,000	1,004,213
3.65%, 09/14/18	1,225	1,294,027
4.50%, 09/15/20[a]	750	817,442
5.15%, 09/15/23	1,450	1,630,086
Vodafone Group PLC
2.95%, 02/19/23[a]	550	513,839
4.63%, 07/15/18	500	538,370
5.63%, 02/27/17	500	534,110

		22,532,572
TEXTILES — 0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	152,787
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	200	202,628

		355,415
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	45	45,084
Mattel Inc.
2.35%, 05/06/19[a]	200	198,844
2.50%, 11/01/16	50	50,784
3.15%, 03/15/23 (Call 12/15/22)	350	341,791

		636,503
TRANSPORTATION — 0.45%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	150	150,240
3.05%, 03/15/22 (Call 12/15/21)	60	61,156
3.05%, 09/01/22 (Call 06/01/22)	550	558,820
3.40%, 09/01/24 (Call 06/01/24)	150	153,082
4.70%, 10/01/19	250	277,713
5.75%, 03/15/18	250	279,103
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	243,173
2.85%, 12/15/21 (Call 09/15/21)	100	102,114
2.95%, 11/21/24 (Call 08/21/24)	130	131,196
Canadian Pacific Railway Co.
9.45%, 08/01/21	150	204,442
CSX Corp.

Security	Principal (000s)	Value

3.70%, 10/30/20 (Call 07/30/20)	$250	$266,135
4.25%, 06/01/21 (Call 03/01/21)	50	54,367
FedEx Corp.
2.30%, 02/01/20	345	345,828
2.63%, 08/01/22	500	491,911
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)[a]	250	262,676
5.90%, 06/15/19	300	343,481
7.70%, 05/15/17	520	584,823
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	357,238
2.50%, 05/11/20 (Call 04/11/20)	105	105,266
2.65%, 03/02/20 (Call 02/02/20)	50	50,471
3.50%, 06/01/17	100	104,171
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	250	266,046
5.75%, 11/15/17	315	350,157
United Parcel Service Inc.
3.13%, 01/15/21	1,750	1,833,711
5.13%, 04/01/19	282	317,521

		7,894,841
TRUCKING & LEASING — 0.04%
GATX Corp.
2.50%, 03/15/19	225	226,252
2.60%, 03/30/20 (Call 02/28/20)	200	199,860
3.90%, 03/30/23	100	103,436
4.85%, 06/01/21	200	220,005

		749,553
WATER — 0.01%
American Water Capital Corp.
6.09%, 10/15/17	100	110,574

		110,574

TOTAL CORPORATE BONDS & NOTES
(Cost: $549,187,750)		559,316,656

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.36%

BRAZIL — 0.19%
Brazilian Government International Bond
2.63%, 01/05/23[a]	400	362,600
4.25%, 01/07/25[a]	1,000	985,000
4.88%, 01/22/21[a]	800	852,000
6.00%, 01/17/17[a]	450	481,950
8.00%, 01/15/18	106	114,648
8.88%, 10/14/19	150	188,250
8.88%, 04/15/24	250	336,250

		3,320,698
CANADA — 0.75%
Canada Government International Bond
0.88%, 02/14/17[a]	1,000	1,004,579
1.13%, 03/19/18	1,000	1,005,068
Export Development Canada
1.25%, 10/26/16	1,100	1,110,989
1.63%, 12/03/19	1,000	1,006,619

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Province of British Columbia Canada
1.20%, 04/25/17[a]	$750	$756,784
Province of Manitoba Canada
1.30%, 04/03/17[a]	1,050	1,059,977
1.75%, 05/30/19	300	303,353
3.05%, 05/14/24	50	52,461
Province of Ontario Canada
1.60%, 09/21/16	1,125	1,139,288
1.65%, 09/27/19[a]	1,650	1,653,933
2.30%, 05/10/16[a]	100	101,713
3.20%, 05/16/24	2,150	2,279,906
4.40%, 04/14/20[a]	250	280,726
Province of Quebec Canada
2.63%, 02/13/23	925	945,772
2.88%, 10/16/24	500	517,076

		13,218,244
CHILE — 0.07%
Chile Government International Bond
2.25%, 10/30/22[a]	400	395,000
3.25%, 09/14/21[a]	300	319,500
3.88%, 08/05/20	400	435,000

		1,149,500
COLOMBIA — 0.12%
Colombia Government International Bond
4.38%, 07/12/21[a]	900	951,750
7.38%, 03/18/19	850	996,625
11.75%, 02/25/20	100	137,000

		2,085,375
GERMANY — 0.06%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,000	1,001,929

		1,001,929
ISRAEL — 0.05%
Israel Government International Bond
5.13%, 03/26/19	762	862,012

		862,012
ITALY — 0.10%
Italy Government International Bond
5.25%, 09/20/16	700	738,377
5.38%, 06/12/17	600	649,608
6.88%, 09/27/23	250	319,458

		1,707,443
JAPAN — 0.16%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	602,322
1.75%, 07/31/18	1,500	1,520,313
2.13%, 02/10/25[a]	400	393,113
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	332,323

		2,848,071

Security	Principal (000s)	Value

MEXICO — 0.22%
Mexico Government International Bond
3.60%, 01/30/25[a]	$400	$402,000
3.63%, 03/15/22[a]	1,540	1,576,190
4.00%, 10/02/23	100	104,000
5.95%, 03/19/19	1,650	1,868,625

		3,950,815
PANAMA — 0.02%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	200	205,000
5.20%, 01/30/20	150	165,375

		370,375
PERU — 0.02%
Peruvian Government International Bond
7.13%, 03/30/19	365	430,700

		430,700
PHILIPPINES — 0.12%
Philippine Government International Bond
4.00%, 01/15/21[a]	600	655,500
8.38%, 06/17/19	500	623,000
10.63%, 03/16/25	500	811,875

		2,090,375
POLAND — 0.12%
Poland Government International Bond
3.00%, 03/17/23[a]	850	849,116
4.00%, 01/22/24	150	160,875
5.13%, 04/21/21[a]	750	846,765
6.38%, 07/15/19	262	306,087

		2,162,843
SOUTH AFRICA — 0.07%
South Africa Government International Bond
5.50%, 03/09/20[a]	800	878,000
6.88%, 05/27/19	262	300,645

		1,178,645
SOUTH KOREA — 0.13%
Export-Import Bank of Korea
2.38%, 08/12/19	250	252,853
3.75%, 10/20/16	250	259,236
5.00%, 04/11/22	1,000	1,141,385
Republic of Korea
7.13%, 04/16/19	462	553,495

		2,206,969
SUPRANATIONAL — 2.84%
African Development Bank
1.13%, 03/15/17[a]	750	755,940
1.63%, 10/02/18	250	253,788
2.38%, 09/23/21[a]	328	338,530

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

Asian Development Bank
1.13%, 03/15/17[a]	$500	$504,129
1.38%, 03/23/20	400	397,182
1.50%, 09/28/18	350	354,198
1.50%, 01/22/20	1,000	999,885
1.75%, 09/11/18[a]	600	611,900
1.88%, 02/18/22	100	99,821
2.00%, 01/22/25	500	491,381
Corp. Andina de Fomento
1.50%, 08/08/17	500	504,220
4.38%, 06/15/22	300	330,072
Council of Europe Development Bank
1.13%, 05/31/18	475	475,618
1.50%, 02/22/17	250	253,462
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,250	1,257,218
1.50%, 03/16/20	1,000	996,206
1.63%, 11/15/18[a]	600	607,966
European Investment Bank
0.50%, 08/15/16	4,250	4,249,552
1.00%, 03/15/18	1,100	1,100,277
1.00%, 06/15/18	900	897,971
1.25%, 10/14/16	6,550	6,610,963
1.63%, 12/18/18	1,000	1,013,448
1.88%, 03/15/19	2,000	2,041,510
1.88%, 02/10/25[a]	1,000	970,335
2.13%, 07/15/16	900	916,563
3.25%, 01/29/24[a]	1,000	1,088,138
4.00%, 02/16/21[a]	1,200	1,346,779
Inter-American Development Bank
0.88%, 11/15/16	200	200,733
0.88%, 03/15/18[a]	200	199,366
1.13%, 03/15/17	900	907,432
1.38%, 07/15/20[a]	450	444,989
1.75%, 10/15/19	2,000	2,025,503
1.75%, 04/14/22	600	593,529
2.13%, 01/15/25	500	497,002
3.00%, 02/21/24[a]	250	267,639
4.25%, 09/10/18	1,000	1,099,153
5.13%, 09/13/16	322	340,799
International Bank for Reconstruction & Development
0.88%, 04/17/17[a]	250	250,941
1.00%, 09/15/16	3,800	3,822,865
1.88%, 03/15/19	850	868,275
2.13%, 02/13/23[a]	1,650	1,678,865
2.25%, 06/24/21	1,850	1,899,454
International Finance Corp.
0.88%, 06/15/18	1,400	1,393,090
1.00%, 04/24/17[a]	650	653,800
1.75%, 09/16/19[a]	2,600	2,636,356
2.25%, 04/11/16[a]	250	254,033
Nordic Investment Bank
5.00%, 02/01/17	307	329,088

		49,829,964
SWEDEN — 0.05%
Svensk Exportkredit AB
1.75%, 05/30/17	500	508,885
5.13%, 03/01/17	300	322,710

		831,595

Security	Principal (000s)	Value

TURKEY — 0.24%
Turkey Government International Bond
3.25%, 03/23/23[a]	$2,400	$2,259,000
6.75%, 04/03/18	1,250	1,383,338
7.50%, 07/14/17[a]	600	664,986

		4,307,324
URUGUAY — 0.03%
Uruguay Government International Bond
4.50%, 08/14/24[a]	500	537,000

		537,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $93,156,009)		94,089,877

MUNICIPAL DEBT OBLIGATIONS — 0.16%

CALIFORNIA — 0.04%
State of California GO BAB
5.70%, 11/01/21	100	119,465
6.65%, 03/01/22	400	493,152
University of California RB Series AH
1.80%, 07/01/19	100	99,376

		711,993
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	250	255,530

		255,530
ILLINOIS — 0.06%
State of Illinois GO
4.35%, 06/01/18	400	412,160
4.95%, 06/01/23	300	308,541
5.88%, 03/01/19	300	325,650

		1,046,351
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series B
0.01%, 02/15/23 (AGM)	600	438,564
Series Q
1.10%, 06/15/16	350	348,936

		787,500

TOTAL MUNICIPAL DEBT OBLIGATIONS		2,801,374
(Cost: $2,777,203)

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.89%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.59%
Federal Home Loan Banks
0.38%, 06/24/16[a]	5,900	5,898,235

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal (000s)	Value

1.13%, 04/25/18[a]	$500	$502,482
5.00%, 11/17/17	1,035	1,139,634
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18[a]	12,387	12,369,073
1.25%, 08/01/19[a]	3,750	3,731,054
1.25%, 10/02/19	3,416	3,389,694
1.75%, 05/30/19[a]	11,150	11,329,639
2.00%, 08/25/16[a]	4,750	4,839,478
2.38%, 01/13/22[a]	5,878	6,039,099
2.50%, 05/27/16	3,875	3,957,386
3.75%, 03/27/19[a]	1,905	2,079,396
Federal National Mortgage Association
0.38%, 12/21/15[a]	1,215	1,216,107
0.50%, 03/30/16	5,404	5,410,739
1.25%, 09/28/16[a]	2,941	2,970,182
1.75%, 09/12/19	15,150	15,361,803
2.63%, 09/06/24	300	307,409

		80,541,410
U.S. GOVERNMENT OBLIGATIONS — 57.30%
U.S. Treasury Note/Bond
0.25%, 11/30/15	6,050	6,054,114
0.38%, 08/31/15	1,200	1,200,888
0.38%, 01/15/16[a]	1,338	1,339,833
0.38%, 04/30/16	2,700	2,702,646
0.50%, 06/15/16	11,750	11,771,737
0.50%, 06/30/16	34,000	34,061,537
0.50%, 11/30/16	15,000	15,008,401
0.50%, 07/31/17[a]	4,000	3,985,960
0.63%, 07/15/16	8,100	8,123,895
0.63%, 08/15/16	6,800	6,819,856
0.63%, 11/15/16	15,000	15,037,351
0.63%, 12/31/16	800	801,824
0.63%, 02/15/17	4,000	4,006,560
0.63%, 05/31/17	9,000	9,003,150
0.63%, 11/30/17	5,771	5,747,916
0.75%, 12/31/17[a]	50,635	50,560,565
0.75%, 02/28/18	600	597,924
0.75%, 03/31/18[a]	5,000	4,979,800
0.88%, 09/15/16[a]	5,000	5,030,600
0.88%, 11/30/16	5,000	5,030,750
0.88%, 12/31/16	1,000	1,006,350
0.88%, 01/31/17	23,283	23,421,767
0.88%, 02/28/17[a]	13,580	13,661,073
0.88%, 04/30/17[a]	765	769,391
0.88%, 07/15/17	10,000	10,047,200
0.88%, 01/31/18	10,000	10,008,200
0.88%, 07/31/19[a]	3,000	2,948,310
1.00%, 08/31/16[a]	4,634	4,668,940
1.00%, 09/30/16[a]	1,940	1,955,326
1.00%, 03/31/17[a]	14,872	14,994,098
1.00%, 05/31/18[a]	4,900	4,907,105
1.00%, 08/31/19	8,500	8,385,845
1.00%, 11/30/19	500	491,525
1.13%, 12/31/19[a]	15,168	14,977,186
1.13%, 03/31/20[a]	16,640	16,382,580
1.13%, 04/30/20[a]	13,296	13,084,594
1.25%, 10/31/18[a]	18,800	18,897,758
1.25%, 11/30/18[a]	8,500	8,538,506
1.25%, 04/30/19[a]	3,000	3,004,560
1.25%, 10/31/19[a]	9,000	8,959,950
1.25%, 01/31/20[a]	2,000	1,984,520

Security	Principal (000s)	Value

1.25%, 02/29/20	$3,921	$3,887,240
1.38%, 06/30/18	1,000	1,012,040
1.38%, 07/31/18[a]	12,300	12,439,235
1.38%, 09/30/18[a]	7,289	7,361,890
1.38%, 11/30/18	2,000	2,018,580
1.38%, 01/31/20	8,500	8,485,720
1.38%, 03/31/20[a]	6,000	5,979,720
1.38%, 04/30/20[a]	6,400	6,372,736
1.38%, 05/31/20	7,000	6,966,260
1.50%, 08/31/18[a]	11,400	11,567,009
1.50%, 02/28/19	1,000	1,011,430
1.50%, 03/31/19	16,428	16,605,751
1.50%, 05/31/19	10,500	10,598,595
1.50%, 11/30/19[a]	9,000	9,047,249
1.63%, 03/31/19	3,200	3,248,864
1.63%, 06/30/19	12,800	12,973,823
1.63%, 08/31/19	10,500	10,631,460
1.63%, 12/31/19	6,000	6,058,860
1.63%, 08/15/22	6,000	5,904,120
1.63%, 11/15/22[a]	12,219	11,992,949
1.75%, 05/31/16[a]	12,836	13,020,067
1.75%, 09/30/19	3,000	3,050,940
1.75%, 10/31/20	1,750	1,764,998
1.75%, 02/28/22[a]	2,000	1,990,160
1.75%, 05/15/22	1,000	994,320
1.75%, 05/15/23[a]	4,945	4,869,193
1.88%, 06/30/15	1,672	1,674,290
1.88%, 08/31/17	5,918	6,071,928
1.88%, 09/30/17	9,069	9,308,421
1.88%, 11/30/21	3,500	3,518,410
2.00%, 04/30/16	21,330	21,664,028
2.00%, 07/31/20	3,700	3,789,355
2.00%, 11/30/20[a]	1,800	1,837,530
2.00%, 02/28/21	1,900	1,936,157
2.00%, 05/31/21	2,000	2,033,380
2.00%, 08/31/21	3,000	3,044,550
2.00%, 10/31/21	2,000	2,026,840
2.00%, 11/15/21	4,500	4,561,740
2.00%, 02/15/22	5,194	5,260,016
2.00%, 02/15/23[a]	15,545	15,639,826
2.00%, 02/15/25[a]	15,200	15,063,960
2.13%, 08/31/20[a]	6,720	6,917,568
2.13%, 06/30/21	4,000	4,092,920
2.13%, 08/15/21	26,295	26,881,379
2.13%, 09/30/21[a]	5,500	5,618,580
2.13%, 12/31/21	34,750	35,448,476
2.13%, 05/15/25	10,000	10,025,800
2.25%, 03/31/16[a]	5,000	5,083,100
2.25%, 03/31/21[a]	6,500	6,707,350
2.25%, 11/15/24[a]	16,500	16,725,719
2.38%, 07/31/17	26,231	27,189,483
2.38%, 12/31/20	4,000	4,161,120
2.38%, 08/15/24	14,400	14,767,345
2.50%, 08/15/23	7,290	7,587,651
2.50%, 05/15/24[a]	10,900	11,300,902
2.63%, 04/30/18	4,910	5,150,934
2.63%, 11/15/20[a]	5,675	5,980,144
2.75%, 11/30/16	6,000	6,204,780
2.75%, 05/31/17	5,800	6,046,442
2.75%, 12/31/17[a]	48,400	50,790,958
2.75%, 02/28/18	1,806	1,898,142
2.75%, 11/15/23	2,650	2,806,986
2.75%, 02/15/24[a]	5,300	5,607,665

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

2.88%, 03/31/18	$1,430	$1,508,922
3.13%, 04/30/17[a]	710	744,407
3.13%, 05/15/19[a]	5,000	5,362,200
3.25%, 12/31/16	1,000	1,043,560
3.25%, 03/31/17[a]	3,000	3,147,360
3.38%, 11/15/19	2,493	2,708,944
3.50%, 05/15/20	353	387,139
3.63%, 08/15/19	7,890	8,638,209
3.63%, 02/15/20[a]	3,510	3,864,721
3.63%, 02/15/21[a]	4,256	4,717,223
4.63%, 11/15/16[a]	8,812	9,343,627
4.88%, 08/15/16	21,302	22,453,586
7.25%, 05/15/16[a]	8,188	8,726,934
7.50%, 11/15/24[a]	1,500	2,208,300
8.00%, 11/15/21[a]	5,000	6,910,950
8.50%, 02/15/20[a]	1,667	2,206,741
8.75%, 05/15/20[a]	1,500	2,021,685

		1,005,231,683

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,074,000,895)		1,085,773,093

SHORT-TERM INVESTMENTS — 28.61%

MONEY MARKET FUNDS — 28.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,g,h]	459,096	459,096,457
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,g,h]	25,710	25,710,178
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	17,070	17,069,593

		501,876,228

TOTAL SHORT-TERM INVESTMENTS
(Cost: $501,876,228)		501,876,228

TOTAL INVESTMENTS IN SECURITIES — 127.90%
(Cost: $2,220,998,085)		2,243,857,228
Other Assets, Less Liabilities — (27.90)%		(489,512,011)

NET ASSETS — 100.00%		$1,754,345,217

BAB   —  Build America Bond

GO   —  General Obligation

RB   —  Revenue Bond

Insured by:

AGM   —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

248

Schedule of Investments  (Unaudited)

iSHARES® MBS ETF

May 31, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.43%

MORTGAGE-BACKED SECURITIES — 99.43%
Federal Home Loan Mortgage Corp.
1.76%, 06/01/43[a]	$1,883	$1,932,462
2.30%, 12/01/38[a]	4,001	4,285,242
2.38%, 12/01/33[a]	218	233,290
2.47%, 05/01/43[a]	1,318	1,346,106
2.50%, 02/01/28	23,194	23,789,199
2.50%, 06/01/30[b]	86,087	87,902,426
2.50%, 02/01/43	2,378	2,321,945
2.50%, 03/01/43	289	282,574
2.50%, 04/01/43	1,005	981,836
2.50%, 06/01/43	856	836,204
2.50%, 07/01/43	3,302	3,224,299
2.50%, 08/01/43	346	337,647
2.50%, 04/01/45	323	315,402
2.51%, 08/01/43[a]	482	492,611
2.61%, 01/01/42[a]	5,478	5,786,914
2.91%, 09/01/41[a]	3,492	3,725,591
2.98%, 05/01/42[a]	2,349	2,437,746
3.00%, 04/01/27	2,391	2,505,064
3.00%, 05/01/27	20,760	21,734,313
3.00%, 06/01/27	5,624	5,888,162
3.00%, 07/01/27	657	688,175
3.00%, 08/01/27	1,803	1,887,250
3.00%, 09/01/27	10,019	10,493,554
3.00%, 11/01/27	2,714	2,844,489
3.00%, 12/01/27	1,864	1,953,544
3.00%, 01/01/28	1,057	1,108,068
3.00%, 05/01/29	24,866	26,008,465
3.00%, 06/01/30[b]	22,500	23,494,922
3.00%, 05/01/33	10,637	11,006,058
3.00%, 04/01/43	70,221	71,218,432
3.00%, 02/01/45	5,947	6,029,872
3.00%, 03/01/45	496	502,583
3.00%, 04/01/45	120,675	122,226,306
3.00%, 05/01/45	3,504	3,548,838
3.00%, 06/01/45[b]	26,000	26,304,688
3.03%, 11/01/40[a]	2,162	2,302,634
3.16%, 11/01/40[a]	1,716	1,827,625
3.17%, 08/01/41[a]	715	762,262
3.29%, 11/01/40[a]	3,351	3,563,118
3.34%, 07/01/41[a]	383	404,339
3.45%, 11/01/41[a]	7,423	7,830,331
3.50%, 11/01/25	8,435	8,962,703
3.50%, 03/01/26	4,978	5,290,113
3.50%, 06/01/26	2,226	2,363,963
3.50%, 08/01/26	2,490	2,645,264
3.50%, 06/01/30[b]	20,000	21,193,750
3.50%, 03/01/32	12,165	12,861,253
3.50%, 08/01/32	13,337	14,102,230
3.50%, 10/01/42	4,778	4,993,400
3.50%, 11/01/42	4,049	4,232,375
3.50%, 06/01/43	5,425	5,684,679
3.50%, 06/01/45[b]	327,400	341,467,969
4.00%, 05/01/25	5,403	5,786,678
4.00%, 10/01/25	4,023	4,316,304

Security	Principal (000s)	Value

4.00%, 02/01/26	$3,881	$4,120,684
4.00%, 06/01/30[b]	6,443	6,788,305
4.00%, 09/01/41	13,492	14,510,368
4.00%, 02/01/42	22,551	24,197,586
4.00%, 07/01/44	11,040	11,892,838
4.00%, 06/01/45[b]	219,373	234,009,292
4.50%, 04/01/22	2,463	2,588,283
4.50%, 05/01/23	3,529	3,707,656
4.50%, 07/01/24	2,338	2,509,926
4.50%, 08/01/24	712	764,130
4.50%, 09/01/24	1,201	1,288,742
4.50%, 10/01/24	1,727	1,854,457
4.50%, 06/01/30[b]	2,831	2,954,856
4.50%, 08/01/30	4,891	5,339,521
4.50%, 03/01/39	11,538	12,680,746
4.50%, 05/01/39	13,542	14,871,864
4.50%, 10/01/39	15,526	16,881,841
4.50%, 09/01/40	13,185	14,328,372
4.50%, 02/01/41	11,681	12,697,882
4.50%, 05/01/41	13,206	14,637,865
4.50%, 06/01/45[b]	97,900	106,343,875
5.00%, 11/01/18	1,129	1,193,066
5.00%, 08/01/19	1,566	1,639,909
5.00%, 12/01/24	3,796	4,030,437
5.00%, 08/01/25	2,937	3,255,153
5.00%, 06/01/30[b]	161	168,622
5.00%, 06/01/33	1,186	1,332,341
5.00%, 12/01/33	4,126	4,646,486
5.00%, 07/01/35	14,122	15,789,407
5.00%, 01/01/36	2,186	2,432,187
5.00%, 01/01/37	2,668	2,970,150
5.00%, 02/01/37	2,343	2,610,198
5.00%, 02/01/38	3,311	3,689,192
5.00%, 03/01/38	10,577	11,725,292
5.00%, 12/01/38	2,181	2,417,816
5.00%, 08/01/39	14,975	16,667,422
5.00%, 01/01/40	1,186	1,325,482
5.00%, 04/01/40	1,271	1,416,044
5.00%, 07/01/40	730	813,668
5.00%, 08/01/40	10,574	11,803,926
5.00%, 09/01/40	6,120	6,839,381
5.00%, 08/01/41	8,854	9,900,658
5.00%, 06/01/45[b]	31	34,948
5.50%, 07/01/31	—	366
5.50%, 04/01/32	76	86,302
5.50%, 09/01/32	220	249,329
5.50%, 10/01/32	45	50,582
5.50%, 12/01/32	20	22,926
5.50%, 04/01/33	1	1,393
5.50%, 05/01/33	34	38,211
5.50%, 06/01/33	43	49,119
5.50%, 07/01/33	97	110,186
5.50%, 09/01/33	6	6,996
5.50%, 10/01/33	501	567,976
5.50%, 01/01/34	2	2,487
5.50%, 02/01/34	4,201	4,765,538
5.50%, 03/01/34	879	994,147
5.50%, 10/01/34	548	621,972
5.50%, 11/01/34	12	13,838
5.50%, 12/01/34	618	701,626
5.50%, 01/01/35	7,324	8,317,267
5.50%, 02/01/35	1,893	2,148,022
5.50%, 04/01/35	294	331,106

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2015

Security	Principal (000s)	Value

5.50%, 05/01/35	$3,577	$4,053,161
5.50%, 06/01/35	9,439	10,701,775
5.50%, 07/01/35	40	45,502
5.50%, 08/01/35	113	127,572
5.50%, 10/01/35	345	389,808
5.50%, 12/01/35	1,918	2,171,722
5.50%, 02/01/36	2	2,654
5.50%, 03/01/36	105	118,690
5.50%, 05/01/36	2,389	2,694,785
5.50%, 07/01/36	4,463	5,030,183
5.50%, 08/01/36	556	627,534
5.50%, 04/01/38	4,738	5,357,323
5.50%, 05/01/38	1,733	1,952,858
5.50%, 12/01/38	22	25,261
5.50%, 01/01/39	7,668	8,705,138
5.50%, 09/01/39	3,918	4,426,778
5.50%, 11/01/39	7,637	8,708,120
5.50%, 06/01/45[b]	163	183,859
6.00%, 09/01/36	1,823	2,086,220
6.00%, 10/01/36	1,884	2,170,712
6.00%, 02/01/37	1,799	2,055,093
6.00%, 11/01/37	2,743	3,123,235
6.00%, 09/01/38	6,466	7,419,349
6.00%, 06/01/45[b]	9,372	10,687,431
Federal National Mortgage Association
1.91%, 04/01/43[a]	3,068	3,167,724
2.07%, 06/01/43[a]	8,395	8,577,580
2.36%, 12/01/38[a]	1,605	1,718,514
2.43%, 02/01/42[a]	7,982	8,354,110
2.49%, 08/01/42[a]	12,572	13,037,537
2.50%, 05/01/27	15,756	16,177,182
2.50%, 10/01/27	15,720	16,139,640
2.50%, 06/01/30[b]	219,476	224,311,488
2.50%, 01/01/43	3,000	2,937,210
2.50%, 02/01/43	3,000	2,937,171
2.50%, 03/01/43	3,000	2,937,149
2.50%, 06/01/43	7,000	6,853,426
2.50%, 08/01/43	1,000	979,117
2.50%, 04/01/45	113	110,643
2.50%, 05/01/45	1,000	979,043
2.80%, 08/01/41[a]	1,173	1,244,724
2.91%, 10/01/41[a]	6,171	6,567,986
3.00%, 01/01/27	13,722	14,362,377
3.00%, 11/01/27	26,110	27,361,564
3.00%, 10/01/29	468	489,190
3.00%, 06/01/30[b]	209,900	219,181,516
3.00%, 05/01/33	2,834	2,938,029
3.00%, 03/01/42	722	734,080
3.00%, 02/01/43	66	66,829
3.00%, 03/01/43	495	503,310
3.00%, 04/01/43	15,185	15,436,413
3.00%, 05/01/43	165,082	167,775,805
3.00%, 06/01/43	29,108	29,579,329
3.00%, 07/01/43	25,202	25,603,449
3.00%, 08/01/43	21,788	22,132,058
3.00%, 09/01/43	26,476	26,890,466
3.00%, 10/01/43	2,160	2,193,511
3.00%, 11/01/43	154	155,996
3.00%, 12/01/43	7,876	8,001,083
3.00%, 01/01/44	477	484,148
3.00%, 02/01/44	38,701	39,344,946
3.00%, 01/01/45	102	103,754
3.00%, 02/01/45	1,837	1,864,299

Security	Principal (000s)	Value

3.00%, 03/01/45	$1,082	$1,097,613
3.00%, 04/01/45	129,076	130,992,630
3.00%, 05/01/45	17,694	17,956,359
3.00%, 06/01/45[b]	1,513	1,536,061
3.31%, 09/01/41[a]	500	527,853
3.50%, 04/01/27	6,422	6,849,616
3.50%, 06/01/30[b]	79,350	84,160,594
3.50%, 01/01/32	5,840	6,184,706
3.50%, 02/01/32	8,524	9,027,244
3.50%, 04/01/32	17,112	18,126,346
3.50%, 06/01/32	3,052	3,232,561
3.50%, 08/01/32	5,293	5,606,978
3.50%, 05/01/42	3,885	4,077,177
3.50%, 12/01/42	6,397	6,703,984
3.50%, 05/01/43	50,277	52,677,487
3.50%, 06/01/43	22,615	23,667,040
3.50%, 06/01/45[b]	493,884	516,108,780
4.00%, 03/01/24	3,558	3,784,637
4.00%, 10/01/25	8,658	9,212,184
4.00%, 11/01/25	4,094	4,363,476
4.00%, 03/01/26	2,423	2,583,861
4.00%, 06/01/26	15,125	16,129,296
4.00%, 09/01/26	5,615	6,005,544
4.00%, 06/01/30[b]	27,000	28,455,469
4.00%, 12/01/30	3,802	4,090,295
4.00%, 01/01/31	2,384	2,563,862
4.00%, 02/01/31	2,026	2,179,534
4.00%, 10/01/31	5,797	6,250,017
4.00%, 02/01/32	14,067	15,170,309
4.00%, 11/01/41	13,841	14,857,097
4.00%, 01/01/42	7,670	8,236,556
4.00%, 03/01/42	27,908	29,967,614
4.00%, 06/01/45[b]	514,483	549,371,378
4.50%, 09/01/18	1,564	1,632,987
4.50%, 04/01/19	1,014	1,060,360
4.50%, 11/01/22	2,280	2,398,804
4.50%, 06/01/23	761	800,912
4.50%, 03/01/24	635	664,176
4.50%, 10/01/24	3,373	3,624,112
4.50%, 02/01/25	3,813	4,096,980
4.50%, 04/01/25	4,776	5,129,297
4.50%, 06/01/25	4,080	4,383,030
4.50%, 06/01/30[b]	3,700	3,861,875
4.50%, 08/01/31	8,574	9,394,305
4.50%, 05/01/39	4,640	5,096,145
4.50%, 09/01/40	9,255	10,086,573
4.50%, 12/01/40	7,202	7,855,221
4.50%, 01/01/41	15,308	16,686,841
4.50%, 04/01/41	15,179	16,652,435
4.50%, 05/01/41	31,083	33,954,560
4.50%, 06/01/41	8,584	9,407,651
4.50%, 08/01/41	13,880	15,144,294
4.50%, 09/01/41	31,624	34,718,467
4.50%, 06/01/45[b]	137,800	149,792,906
5.00%, 08/01/20	2,065	2,167,774
5.00%, 07/01/23	4,563	4,872,451
5.00%, 12/01/23	2,078	2,256,349
5.00%, 05/01/25	951	1,008,877
5.00%, 06/01/30[b]	1,283	1,343,742
5.00%, 11/01/33	7,769	8,668,148
5.00%, 03/01/39	2,779	3,117,848
5.00%, 12/01/39	2,544	2,827,193
5.00%, 01/01/40	62	68,783

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2015

Security	Principal (000s)	Value

5.00%, 04/01/40	$5,231	$5,818,151
5.00%, 05/01/40	453	503,030
5.00%, 06/01/40	565	630,523
5.00%, 07/01/40	4,157	4,619,380
5.00%, 08/01/40	21,543	24,348,590
5.00%, 09/01/40	182	202,645
5.00%, 10/01/40	561	627,053
5.00%, 02/01/41	39	43,375
5.00%, 03/01/41	7,338	8,164,253
5.00%, 04/01/41	13,597	15,223,356
5.00%, 05/01/41	42,615	47,609,184
5.00%, 06/01/41	3,324	3,722,234
5.00%, 08/01/41	5,079	5,697,596
5.00%, 06/01/45[b]	125,272	139,345,521
5.50%, 12/01/19	2,685	2,831,695
5.50%, 05/01/33	2,993	3,402,093
5.50%, 11/01/33	6,029	6,854,097
5.50%, 09/01/34	4,353	4,946,758
5.50%, 04/01/36	8,031	9,079,041
5.50%, 05/01/36	1,662	1,883,055
5.50%, 09/01/36	11,673	13,263,505
5.50%, 08/01/37	10,447	11,845,290
5.50%, 03/01/38	4,366	4,954,585
5.50%, 07/01/38	3,311	3,777,261
5.50%, 11/01/38	3,615	4,125,825
5.50%, 07/01/40	8,141	9,320,437
5.50%, 09/01/40	21,345	24,368,978
5.50%, 06/01/45[b]	357	404,079
6.00%, 03/01/34	4,461	5,150,110
6.00%, 05/01/34	772	895,996
6.00%, 08/01/34	1,479	1,701,081
6.00%, 11/01/34	484	556,915
6.00%, 06/01/36	2,883	3,305,295
6.00%, 08/01/36	2,983	3,410,847
6.00%, 03/01/38	1,762	2,028,407
6.00%, 05/01/38	4,156	4,760,098
6.00%, 08/01/38	348	397,846
6.00%, 06/01/39	12,996	14,946,436
6.00%, 10/01/39	1,070	1,234,883
6.00%, 06/01/45[b]	2,896	3,308,223
6.50%, 08/01/36	128	150,553
6.50%, 09/01/36	890	1,039,817
6.50%, 10/01/36	133	154,128
6.50%, 12/01/36	152	181,036
6.50%, 07/01/37	228	264,177
6.50%, 08/01/37	7,037	8,153,072
6.50%, 10/01/37	417	482,144
6.50%, 11/01/37	61	73,074
6.50%, 12/01/37	314	364,081
6.50%, 06/01/38	79	91,186
6.50%, 10/01/39	6,833	7,871,173
6.50%, 05/01/40	4,511	5,192,373
7.00%, 04/01/37	2,312	2,705,472
Government National Mortgage Association
3.00%, 07/15/27	14,007	14,756,327
3.00%, 09/15/42	782	804,753
3.00%, 10/15/42	2,115	2,168,366
3.00%, 04/15/43	94	96,699
3.00%, 09/20/43	4,635	4,769,842
3.00%, 11/20/43	163	167,764
3.00%, 12/20/43	50	51,900
3.00%, 01/20/44	14,562	14,984,752
3.00%, 02/20/44	3,768	3,877,476

Security	Principal (000s)	Value

3.00%, 03/20/44	$4,946	$5,089,214
3.00%, 04/20/44	86	88,912
3.00%, 06/20/44	895	921,040
3.00%, 07/20/44	3,482	3,578,102
3.00%, 08/20/44	107,194	110,304,349
3.00%, 10/15/44	4,813	4,934,509
3.00%, 06/01/45[b]	177,500	181,848,563
3.50%, 01/15/41	125	130,764
3.50%, 09/15/41	1,071	1,125,330
3.50%, 11/15/41	332	348,791
3.50%, 12/15/41	10,727	11,261,493
3.50%, 01/15/42	1,700	1,784,904
3.50%, 02/15/42	288	302,334
3.50%, 03/15/42	302	316,689
3.50%, 04/15/42	436	457,526
3.50%, 07/15/42	1,281	1,344,835
3.50%, 08/20/42	81,522	85,788,283
3.50%, 09/15/42	4,396	4,624,885
3.50%, 10/15/42	4,562	4,797,024
3.50%, 10/20/42	5,088	5,354,452
3.50%, 11/15/42	3,567	3,745,443
3.50%, 01/15/43	471	496,350
3.50%, 02/15/43	440	461,848
3.50%, 03/15/43	2,085	2,204,686
3.50%, 05/15/43	4,084	4,288,038
3.50%, 06/15/43	5,797	6,123,021
3.50%, 06/20/43	8,002	8,420,504
3.50%, 08/15/43	2,204	2,313,971
3.50%, 10/20/43	2,625	2,762,544
3.50%, 11/20/43	64	67,280
3.50%, 01/20/44	14,664	15,430,306
3.50%, 02/20/44	21,875	23,017,777
3.50%, 06/20/44	22,931	24,129,088
3.50%, 07/20/44	660	694,740
3.50%, 08/20/44	40,538	42,656,867
3.50%, 09/15/44	795	840,244
3.50%, 09/20/44	65,067	68,467,766
3.50%, 06/01/45[b]	193,500	203,164,688
4.00%, 01/15/41	208	224,159
4.00%, 02/15/41	13,606	14,649,181
4.00%, 03/15/41	2,177	2,363,350
4.00%, 04/15/41	9,408	10,207,221
4.00%, 05/15/41	1,683	1,825,863
4.00%, 07/15/41	5,661	6,081,077
4.00%, 09/15/41	510	548,350
4.00%, 12/15/41	3,354	3,641,097
4.00%, 01/15/42	1,792	1,944,435
4.00%, 02/15/42	8,673	9,403,882
4.00%, 03/15/42	13,128	14,245,071
4.00%, 04/15/42	10,263	11,023,973
4.00%, 05/15/42	2,300	2,475,953
4.00%, 08/15/42	2,994	3,234,049
4.00%, 10/15/42	888	963,510
4.00%, 03/15/44	573	615,850
4.00%, 08/15/44	168	180,353
4.00%, 08/20/44	15,998	17,042,944
4.00%, 10/20/44	52,243	55,688,556
4.00%, 11/20/44	12,111	12,916,585
4.00%, 01/20/45	6,338	6,750,311
4.00%, 06/01/45[b]	186,400	198,428,625
4.50%, 04/15/39	1,222	1,340,103
4.50%, 08/15/39	8,821	9,670,286
4.50%, 11/20/39	3,015	3,304,112

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2015

Security	Principal (000s)	Value

4.50%, 01/20/40	$3,224	$3,533,579
4.50%, 06/15/40	12,755	14,017,687
4.50%, 07/15/40	11,328	12,434,695
4.50%, 08/15/40	26,230	28,806,868
4.50%, 08/20/40	5,501	6,030,649
4.50%, 10/20/40	12,891	14,151,984
4.50%, 04/20/41	13,123	14,387,772
4.50%, 06/20/41	17,603	19,325,211
4.50%, 09/20/41	8,290	9,100,390
4.50%, 11/20/41	7,914	8,688,641
4.50%, 06/01/45[b]	88,000	95,535,000
5.00%, 05/20/33	840	943,476
5.00%, 07/20/35	3,665	4,110,684
5.00%, 12/15/36	13,917	15,559,667
5.00%, 01/15/39	5,930	6,637,642
5.00%, 07/15/39	15,847	17,735,961
5.00%, 10/20/39	5,772	6,468,095
5.00%, 05/15/40	3,350	3,747,610
5.00%, 07/20/40	19,999	22,418,169
5.00%, 08/20/40	5,692	6,380,671
5.00%, 11/20/41	12,921	14,482,204
5.00%, 07/20/42	2,852	3,199,190
5.50%, 11/20/34	4,169	4,777,909
5.50%, 03/15/36	3,093	3,573,200
5.50%, 03/20/36	925	1,059,629
5.50%, 07/20/36	1,275	1,438,495
5.50%, 06/20/38	5,400	6,142,010
5.50%, 10/15/38	3,563	4,036,622
5.50%, 03/20/39	3,303	3,787,802
5.50%, 12/15/39	960	1,087,053
5.50%, 01/15/40	7,609	8,622,630
5.50%, 07/20/40	7,649	8,671,277
6.00%, 03/15/37	6,854	8,024,016
6.00%, 09/20/38	8,876	10,119,758
6.00%, 12/15/38	2,949	3,379,204
6.00%, 11/15/39	1,280	1,467,210
6.00%, 06/01/45[b]	7,000	7,953,750
6.50%, 10/20/38	3,453	4,042,952

		6,620,683,253

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $6,537,242,648)		6,620,683,253

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 52.29%

MONEY MARKET FUNDS — 52.29%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,482,178	$3,482,177,632

		3,482,177,632

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,482,177,632)		3,482,177,632

TOTAL INVESTMENTS IN SECURITIES — 151.72% (Cost: $10,019,420,280)		10,102,860,885
Other Assets, Less Liabilities — (51.72)%		(3,444,091,703)

NET ASSETS — 100.00%		$6,658,769,182

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

252

Schedule of Investments  (Unaudited)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.88%

ALABAMA — 0.35%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$2,882,400
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/16		2,900	3,026,440
5.00%, 05/01/18		500	556,385
5.00%, 05/01/19		1,120	1,277,965
Series B
5.00%, 01/01/21		3,500	4,090,870
5.00%, 01/01/22		1,000	1,180,930
5.00%, 01/01/24		1,000	1,203,280
5.00%, 01/01/26	(Call 07/01/24)	1,000	1,196,720
Baldwin County Board of Education/AL RB
4.50%, 07/01/37	(PR 07/01/17) (AMBAC)	95	102,184
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	405	425,959
Birmingham Water Works Board RB
5.00%, 01/01/41	(Call 01/01/21)	1,185	1,299,269

			17,242,402
ALASKA — 0.05%
City of Anchorage AK Electric Revenue RB Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	1,959,500
Municipality of Anchorage AK GO Series B
5.25%, 12/01/16	(AMBAC)	300	321,384

			2,280,884
ARIZONA — 1.79%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/25	(PR 07/01/16)	6,700	7,038,283
5.00%, 07/01/30	(Call 07/01/24)	2,000	2,335,140
Series A
5.00%, 07/01/21		1,500	1,773,300
5.00%, 07/01/24	(Call 07/01/21)	935	1,085,460
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,151,220
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,288,500
Arizona School Facilities Board COP
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,122,110
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,646,206
5.75%, 09/01/19	(Call 09/01/18)	1,250	1,430,050
Series A-1
5.00%, 09/01/17	(PR 09/01/15) (NPFGC-FGIC)	245	247,969
Arizona State University RB Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,106,640
Arizona Transportation Board RB
5.00%, 07/01/17		700	762,307
5.00%, 07/01/23		1,500	1,814,010
5.00%, 07/01/24	(PR 07/01/19)	685	785,599

Security		Principal (000s)	Value

5.25%, 07/01/20	(Call 07/01/19)	$480	$551,371
Arizona Water Infrastructure Finance Authority RB Series A
5.00%, 10/01/30	(PR 10/01/20)	2,600	3,052,036
City of Mesa AZ RB
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	294,708
5.25%, 07/01/16	(NPFGC-FGIC)	220	231,829
City of Phoenix AZ GO
4.00%, 07/01/24		1,000	1,130,820
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,249,480
City of Phoenix Civic Improvement Corp. RB
4.75%, 07/01/25	(PR 07/01/15) (NPFGC)	1,800	1,806,912
5.00%, 07/01/17		3,000	3,265,050
5.00%, 07/01/19	(PR 07/01/15) (NPFGC)	500	502,030
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,263,748
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	890,936
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,835,014
5.00%, 07/01/41	(Call 07/01/25)	2,000	2,254,900
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,196,290
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,563,430
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,098,060
Salt River Project Agricultural Improvement & Power District RB
5.00%, 12/01/34		2,500	2,901,275
Series A
5.00%, 01/01/21	(Call 01/01/18)	2,000	2,205,560
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,390,386
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,973,826
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,400,422
5.00%, 12/01/29	(Call 06/01/22)	400	457,540
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,703,490
5.00%, 01/01/32	(Call 01/01/19)	3,045	3,401,265
5.00%, 12/01/36	(Call 06/01/25)	3,500	4,039,000
5.00%, 01/01/38	(Call 01/01/18)	8,265	8,950,582
5.00%, 12/01/45	(Call 06/01/25)	1,500	1,704,840
Series B
4.00%, 01/01/16		1,250	1,277,788
4.00%, 01/01/18		1,225	1,318,357
5.00%, 12/01/19		500	577,810
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	223,714
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,108,270
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	405,130

			88,812,663
ARKANSAS — 0.11%
State of Arkansas GO
5.00%, 06/15/21		4,585	5,449,869

			5,449,869

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

CALIFORNIA — 22.77%
Alameda County Transportation Authority RB
4.00%, 03/01/22		$500	$571,395
Allan Hancock Joint Community College District/CA GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	496,830
Alvord Unified School District GO Series B
0.00%, 08/01/36	(AGM)	2,000	798,080
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,444,274
Anaheim Redevelopment Agency Series A
5.00%, 02/01/31	(Call 02/01/18) (AGM)	1,000	1,085,210
Bay Area Toll Authority RB
4.00%, 04/01/21		1,000	1,130,760
Series A
1.00%, 04/01/47	(Call 10/01/16)	1,000	1,002,110
Series B
1.50%, 04/01/47	(Call 10/01/17)	3,000	3,017,550
Series C
1.88%, 04/01/47	(Call 10/01/18)	5,665	5,733,037
Series D
1.88%, 04/01/34	(Call 10/01/19)	2,200	2,216,258
Series F
5.00%, 04/01/17	(PR 04/01/16)	150	155,805
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,038,700
5.00%, 04/01/21	(PR 04/01/16)	250	259,675
5.00%, 04/01/23	(PR 04/01/16)	275	285,643
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,077,400
5.00%, 04/01/31	(PR 04/01/16)	4,700	4,881,890
5.00%, 04/01/31	(PR 04/01/17)	680	733,652
Series F-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,184,010
5.00%, 04/01/28	(PR 04/01/19)	25	28,609
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,302,180
5.00%, 04/01/31	(Call 04/01/22)	200	229,258
5.00%, 04/01/34	(PR 04/01/18)	500	556,285
5.00%, 04/01/39	(PR 04/01/18)	2,675	2,976,125
5.00%, 04/01/54	(Call 04/01/24)	2,000	2,178,660
5.13%, 04/01/39	(PR 04/01/19)	825	947,966
5.50%, 04/01/43	(PR 04/01/18)	1,400	1,577,156
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,512,262
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,777,842
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,256,640
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,936,095
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,524,860
5.25%, 04/01/53	(Call 04/01/23)	370	414,777
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	3,500	3,791,830
Bay Area Water Supply & Conservation Agency RB Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,701,390
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		1,000	526,640
California Educational Facilities Authority RB
Series T-1
5.00%, 03/15/39		120	152,059
Series U-3
5.00%, 06/01/43		1,500	1,918,515

Security		Principal (000s)	Value

Series U-6
5.00%, 05/01/45		$4,500	$5,775,255
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,497,415
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,258,690
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	629,345
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	595,875
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,500	1,713,450
5.00%, 09/01/38	(Call 09/01/23)	1,000	1,112,760
Series A
5.00%, 12/01/19	(AMBAC)	20	21,939
5.00%, 04/01/20		690	796,978
5.00%, 04/01/22		1,810	2,147,511
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,543,967
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,266,740
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,122,710
5.25%, 06/01/30	(Call 06/29/15)	2,100	2,108,799
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,026,875
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,183,070
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,123,660
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	207,994
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,797,675
5.00%, 12/01/31	(Call 12/01/21)	750	845,138
Series G
5.00%, 01/01/21		4,505	5,247,289
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,534,315
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,377,249
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	722,454
Series J
5.25%, 01/01/16	(AMBAC)	270	277,857
California State Public Works Board RB Lease Abatement Series E
5.00%, 09/01/21		2,000	2,354,520
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,801,397
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,470,525
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,684,718
5.00%, 11/01/30	(Call 06/29/15) (AMBAC)	330	331,175
5.00%, 11/01/34	(Call 11/01/24)	4,000	4,609,720
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,098,400
5.00%, 11/01/39	(Call 11/01/24)	500	566,610
5.00%, 11/01/44	(Call 11/01/24)	700	789,026
5.25%, 11/01/34	(Call 05/01/19)	500	567,410
5.25%, 11/01/38	(Call 05/01/19)	1,750	1,985,935
Centinela Valley Union High School District GO Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	737,880

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Cerritos Community College District GO Series A
4.00%, 08/01/44	(Call 08/01/24)	$1,750	$1,765,995
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,370,880
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	629,988
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	223,675
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	106,223
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	168,670
Chaffey Joint Union High School District GO Series B
4.00%, 08/01/44	(Call 02/01/25)	2,000	1,996,480
City & County of San Francisco CA COP Series A
5.00%, 04/01/29	(Call 04/01/19)	500	564,390
City & County of San Francisco CA GO
5.00%, 06/15/15		1,220	1,222,660
Series R1
5.00%, 06/15/18		2,500	2,800,550
5.00%, 06/15/21		25	29,804
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,214,360
City of Bakersfield CA Wastewater Revenue RB Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	2,000	2,158,440
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		1,200	1,385,520
5.00%, 09/01/20		1,250	1,473,950
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/26		1,000	1,187,430
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,136,820
Series A
5.00%, 06/01/19		4,425	5,073,174
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	3,235	3,235,841
5.00%, 06/01/34	(Call 06/29/15) (NPFGC)	765	767,930
5.00%, 06/01/39	(Call 06/01/19)	500	558,710
Series B
5.00%, 06/01/22		750	900,112
5.00%, 06/01/23		200	243,622
5.00%, 06/01/31	(Call 06/01/22)	1,000	1,147,030
5.00%, 06/01/32	(Call 06/01/22)	400	455,932
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,311,400
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,521,168
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,286,246
5.00%, 05/15/40	(Call 05/15/20)	6,700	7,557,466
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,126,590
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	558,740
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,348,990
Series C
5.00%, 05/15/38	(Call 05/15/25)	750	851,348
Series D

Security		Principal (000s)	Value

5.25%, 05/15/33	(Call 05/15/20)	$700	$806,421
City of Redding CA COP Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,095,860
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	750	828,323
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,566,815
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25	(Call 05/01/25)	800	978,960
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,329,820
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	577,770
5.00%, 11/01/32	(Call 11/01/21)	400	458,536
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,515,280
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,122,830
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,052,115
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,112,920
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,127,780
City of San Jose CA Airport Revenue RB Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,429,671
Coast Community College District GO Series A
5.00%, 08/01/38	(Call 08/01/23)	2,750	3,086,545
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	2,535	2,858,796
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	758,933
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,263,507
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,402,712
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,926,633
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,306,362
Cucamonga Valley Water District RB Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	881,812
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	394,320
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,739,977
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/30		1,750	2,087,312
Series 2014B
5.00%, 06/01/24		500	618,990
Series A
5.00%, 06/01/26	(PR 06/01/17) (NPFGC-FGIC)	1,545	1,677,345
5.00%, 06/01/32	(PR 06/01/17) (NPFGC-FGIC)	1,000	1,085,660
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	300	300,078

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 06/01/35	(PR 06/01/15) (NPFGC)	$800	$800,208
5.00%, 06/01/35	(Call 06/01/25)	2,500	2,915,300
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,292,660
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	275	298,557
Series B
5.00%, 06/01/16		500	523,985
5.00%, 06/01/22		2,000	2,425,360
5.00%, 06/01/23		1,000	1,229,580
Eastern Municipal Water District COP Series H
5.00%, 07/01/35	(Call 07/01/18)	500	551,590
El Camino Community College District GO
Series C
0.00%, 08/01/32		200	104,254
0.00%, 08/01/34		1,000	477,760
El Dorado Irrigation District/El Dorado County Water Agency RB Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	562,535
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	464,363
0.00%, 08/01/51		1,000	188,450
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,122,060
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,113,670
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34	(AGM)	1,000	439,500
0.00%, 01/15/35	(AGM)	1,700	712,487
Series A
0.00%, 01/01/20	(ETM)	1,355	1,266,925
0.00%, 01/01/23	(ETM)	500	426,055
0.00%, 01/01/25	(ETM)	200	158,202
0.00%, 01/01/26	(ETM)	1,500	1,131,525
0.00%, 01/01/28	(ETM)	4,450	3,108,592
0.00%, 01/01/30	(ETM)	1,000	652,310
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	935,660
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,674,810
Long Beach Unified School District GO Series D-1
0.00%, 08/01/39	(Call 02/01/25)	800	285,496
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,000	1,049,320
4.00%, 08/01/33	(Call 08/01/24)	1,500	1,566,735
5.00%, 08/01/22		1,000	1,207,790
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	2,000	2,179,360
5.00%, 08/01/29	(Call 08/01/24)	4,250	5,005,310
5.00%, 08/01/30	(Call 08/01/24)	6,000	7,023,960
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	7,410	8,074,529
6.00%, 08/01/33	(PR 08/01/19)	3,000	3,581,280
Series C
5.00%, 06/01/26		1,000	1,235,820
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,500	1,581,630
Series F-1

Security		Principal (000s)	Value

5.00%, 08/01/33	(PR 08/01/18)	$2,595	$2,908,865
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/20	(Call 08/15/18)	1,200	1,347,288
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,300	1,536,470
Series A
5.00%, 07/01/21	(Call 07/01/18) (AGM)	2,030	2,271,793
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	223,662
Series B
5.00%, 07/01/15		900	903,924
5.00%, 07/01/17		1,000	1,091,630
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,188,530
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,106,390
Los Angeles County Sanitation Districts Financing Authority RB Series A
5.00%, 10/01/20	(District GO)	1,000	1,181,020
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/15		1,575	1,581,851
5.00%, 07/01/16		500	526,090
5.00%, 07/01/21		35	41,532
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,795,710
5.00%, 07/01/28	(Call 01/01/25)	2,000	2,358,520
Series B
5.00%, 07/01/43	(Call 07/01/22)	2,870	3,201,769
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,908,315
Series C
5.00%, 01/01/16	(Call 10/01/15)	4,000	4,066,240
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,428,312
5.00%, 07/01/44	(Call 07/01/24)	3,500	3,937,500
Series E
5.00%, 07/01/44	(Call 07/01/24)	2,000	2,250,000
Los Angeles Department of Water RB
Series A
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,788,075
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,930,230
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	5,045	5,388,413
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,348,700
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,731,480
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,312,559
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,845,125
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,361,064
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,124,690
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,063,144
Los Angeles Municipal Improvement Corp. RB Series B1
4.75%, 08/01/37	(Call 06/29/15) (NPFGC-FGIC)	285	285,909
Los Angeles Unified School District/CA GO
5.00%, 07/01/24		1,000	1,224,900
Series A
5.00%, 07/01/17	(PR 07/01/16) (NPFGC)	1,000	1,050,830

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	$2,750	$2,960,155
4.50%, 07/01/23	(Call 07/01/17) (AGM)	2,710	2,915,933
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,810	1,943,270
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,095,431
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	2,800	2,988,692
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	361,523
Series A-2
5.00%, 07/01/21		1,000	1,188,860
Series B
4.75%, 07/01/19	(Call 07/01/16)	1,400	1,466,192
5.00%, 07/01/16	(AGM)	3,050	3,205,367
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	996,683
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	524,290
Series C
5.00%, 07/01/23		4,140	5,037,511
5.00%, 07/01/25	(Call 07/01/24)	2,000	2,424,180
5.00%, 07/01/30	(Call 07/01/24)	750	872,423
Series D
5.00%, 07/01/26	(Call 07/01/24)	1,550	1,850,793
5.00%, 01/01/34	(Call 07/01/19)	250	281,555
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,143,900
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,719,454
Series I
5.00%, 07/01/27	(Call 07/01/19)	6,890	7,823,802
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,362,900
M-S-R Public Power Agency RB Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	334,815
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	750	146,310
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	218,625
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		2,500	2,694,825
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,575	1,700,811
5.00%, 07/01/37	(Call 07/01/17)	3,855	4,150,486
Series C
5.00%, 07/01/17		2,000	2,181,080
5.00%, 10/01/26	(Call 10/01/21)	200	237,844
5.00%, 10/01/27		1,000	1,258,840
Series E
5.00%, 07/01/23		1,000	1,231,010
Series G
5.00%, 07/01/28	(Call 07/01/22)	560	665,834
Modesto Irrigation District COP Series A
6.00%, 10/01/39	(Call 04/01/19)	500	575,990
Mount Diablo Unified School District/CA GO

Security		Principal (000s)	Value

Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	$2,530	$1,974,437
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,955,152
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	841,380
0.00%, 08/01/43	(Call 08/01/35)	3,000	1,996,800
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	579,060
0.00%, 08/01/41	(Call 08/01/21)	520	109,294
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,050,490
Orange County Sanitation District COP Series A
5.00%, 02/01/39	(Call 02/01/19)	500	557,430
Palomar Community College District GO Series C
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,009,960
Palomar Health GO Series A
0.00%, 08/01/31	(AGM)	1,000	507,360
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	500	560,365
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		1,205	363,609
Pomona Public Financing Authority RB Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	664,819
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	2,430	2,742,231
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,166,670
Poway Unified School District GO
0.00%, 08/01/33		1,000	475,750
0.00%, 08/01/41		1,500	464,445
0.00%, 08/01/46		5,200	1,270,464
0.00%, 08/01/51		1,250	236,700
Regents of the University of California Medical Center Pooled Revenue RB
Series A
4.50%, 05/15/37	(Call 06/09/15) (NPFGC)	200	202,188
4.75%, 05/15/31	(Call 06/09/15) (NPFGC)	1,250	1,266,350
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	560	450,834
Riverside CA Sewer Revevue RB Series A
5.00%, 08/01/40		1,000	1,101,300
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	1,000	1,112,870
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,721,355
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,260,820
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	440	526,271
Series A
5.40%, 11/01/20	(AMBAC)	500	550,785

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	$775	$781,223
Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,256,380
Sacramento Municipal Utility District RB
5.13%, 07/01/29	(PR 07/01/16) (NPFGC)	1,000	1,051,510
Series A
5.00%, 08/15/41	(Call 08/15/23)	2,000	2,238,140
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	2,720	3,036,173
Series X
5.00%, 08/15/20		550	646,487
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,182,020
San Bernardino Community College District GO Series A
6.25%, 08/01/33	(PR 08/01/18)	300	348,963
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	141,293
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	975,582
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,453,550
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,678,038
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,566,970
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,387,562
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,112,330
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,759,800
San Diego County Water Authority Financing Corp. COP Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,159,062
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	1,735	2,019,471
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,151,560
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,130,270
Series B
5.00%, 05/15/18		1,000	1,116,850
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,295,960
5.50%, 05/15/23	(Call 05/15/19)	1,445	1,684,032
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.50%, 08/01/39	(Call 08/01/19)	700	806,659
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,693,920
San Diego Unified School District/CA GO
0.00%, 07/01/30		1,300	730,145
0.00%, 07/01/35		2,110	904,726
0.00%, 07/01/36		1,500	616,635
0.00%, 07/01/37		700	274,694
0.00%, 07/01/43		1,180	339,014
0.00%, 07/01/44		1,800	493,272
Series C
0.00%, 07/01/46		275	68,525
0.00%, 07/01/48	(Call 07/01/40)	1,500	863,145
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,938,653
Series D-2

Security		Principal (000s)	Value

4.75%, 07/01/27	(Call 07/01/15) (AGM)	$595	$603,336
Series E
0.00%, 07/01/42		2,500	1,195,475
0.00%, 07/01/47	(Call 07/01/42)	2,800	1,351,448
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,261,284
5.25%, 07/01/28	(AGM)	1,000	1,252,550
Series G
0.00%, 07/01/38	(Call 01/01/24)	4,000	1,284,840
Series R-1
0.00%, 07/01/31		2,000	1,060,880
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,025,210
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	800	814,040
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	900	969,300
5.00%, 08/01/32	(Call 08/01/17)	5,000	5,436,550
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,118,030
San Francisco City & County Airports Commission San Francisco International Airport RB Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,182,640
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,135,870
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,702,425
5.00%, 05/01/43	(Call 05/01/23)	2,000	2,216,160
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,229,780
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,670,920
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	546,505
San Joaquin County Transportation Authority RB Series A
5.50%, 03/01/41	(Call 03/01/21)	500	581,660
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	3,500	3,493,840
0.00%, 01/01/19	(ETM)	980	935,469
0.00%, 01/01/20	(ETM)	500	467,500
0.00%, 01/01/25	(ETM)	2,100	1,661,121
0.00%, 01/01/27	(ETM)	1,075	782,439
5.00%, 01/15/29	(Call 01/15/25)	1,000	1,108,720
5.00%, 01/15/34	(Call 01/15/25)	2,000	2,172,580
5.00%, 01/15/50	(Call 01/15/25)	4,000	4,241,640
San Jose Financing Authority RB Series A
5.00%, 06/01/39	(Call 06/01/23)	3,165	3,545,560
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	116,115
0.00%, 08/01/51		1,500	290,355
San Mateo County Community College District GO
5.00%, 09/01/45		1,000	1,144,970
Series B
5.00%, 09/01/38	(PR 09/01/16)	1,700	1,798,549
Series C
0.00%, 09/01/30	(NPFGC)	2,685	1,588,607

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

San Mateo Joint Powers Financing Authority RB Series A
5.00%, 07/15/33	(Call 07/15/18)	$750	$825,795
San Mateo Union High School District GO
0.00%, 09/01/33		500	315,850
0.00%, 09/01/41	(Call 09/01/36)	460	306,811
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	731,400
Santa Barbara Secondary High School District GO Series A
0.00%, 08/01/36		2,500	997,500
Santa Clara County Financing Authority RB Series L
5.25%, 05/15/36	(Call 05/15/18)	1,500	1,646,385
Santa Clara Valley Transportation Authority RB Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,400	1,508,584
Santa Monica Community College District GO Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,524,150
Southern California Public Power Authority RB
0.00%, 07/01/15	(NPFGC)	700	699,776
5.00%, 07/01/26	(Call 01/01/25)	1,500	1,796,760
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,400	1,647,856
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,244,450
Series A
5.00%, 07/01/18		1,050	1,175,380
Series B
6.00%, 07/01/25	(PR 07/01/18)	2,500	2,880,075
Southwestern Community College District GO Series C
0.00%, 08/01/46		1,920	461,779
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,673,655
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	3,375	3,763,294
Series G-4
5.00%, 05/01/16		1,250	1,304,850
Series H
5.00%, 05/01/21	(Call 05/01/18)	425	474,202
5.00%, 05/01/21	(PR 05/01/18)	1,075	1,199,969
Series K
4.00%, 05/01/18		200	217,238
5.00%, 05/01/18		2,610	2,909,132
Series L
5.00%, 05/01/16		2,775	2,896,767
5.00%, 05/01/17		1,485	1,608,597
5.00%, 05/01/18		1,290	1,437,847
5.00%, 05/01/19		4,020	4,599,563
5.00%, 05/01/20		2,700	3,158,892
5.00%, 05/01/21	(PR 05/01/20)	1,580	1,861,177
5.00%, 05/01/21	(Call 05/01/20)	975	1,137,006
5.00%, 05/01/22	(PR 05/01/20)	715	842,241
5.00%, 05/01/22	(Call 05/01/20)	435	506,157
Series M
4.00%, 05/01/16		1,500	1,552,155
4.00%, 05/01/19		1,275	1,410,137
5.00%, 05/01/16		5,000	5,219,400
Series N
5.00%, 05/01/18		1,490	1,660,769

Security		Principal (000s)	Value

5.00%, 05/01/20		$2,500	$2,924,900
5.00%, 05/01/21		750	890,902
Series O
5.00%, 05/01/21		1,500	1,781,805
5.00%, 05/01/22		7,350	8,832,201
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	635	708,552
5.00%, 12/01/24	(Call 06/01/18)	15	16,765
5.00%, 12/01/27	(PR 06/01/18)	485	541,178
5.00%, 12/01/27	(Call 06/01/18)	15	16,718
5.00%, 12/01/28	(PR 06/01/18)	670	747,606
5.00%, 12/01/28	(Call 06/01/18)	25	27,961
Series AS
5.00%, 12/01/24		2,700	3,362,931
5.00%, 12/01/26	(Call 12/01/24)	1,000	1,219,480
5.00%, 12/01/27	(Call 12/01/24)	1,000	1,208,070
5.00%, 12/01/28	(Call 12/01/24)	1,000	1,198,560
State of California GO
2.00%, 11/01/19		2,000	2,055,000
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,445,030
3.50%, 10/01/17		1,000	1,064,100
4.00%, 08/01/15		600	603,996
4.00%, 09/01/17		295	316,715
4.00%, 09/01/20		500	561,580
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,141,520
4.00%, 12/01/27	(Call 06/01/17)	5,155	5,456,877
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,521,165
4.00%, 03/01/45	(Call 03/01/25)	6,500	6,573,060
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,956,449
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,112,000
4.50%, 08/01/28	(Call 02/01/17) (AMBAC)	1,865	1,966,568
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,162,330
4.75%, 04/01/18		280	309,400
5.00%, 09/01/15		480	485,962
5.00%, 11/01/15		1,305	1,331,739
5.00%, 12/01/15		2,275	2,330,783
5.00%, 02/01/16		3,330	3,437,359
5.00%, 04/01/16		1,640	1,705,731
5.00%, 08/01/16		200	211,034
5.00%, 09/01/16		3,000	3,175,590
5.00%, 10/01/16		5,950	6,317,948
5.00%, 11/01/16	(AMBAC)	345	367,442
5.00%, 12/01/16		200	213,642
5.00%, 04/01/17		725	783,181
5.00%, 06/01/17	(Call 06/01/15)	950	950,256
5.00%, 02/01/18		2,750	3,042,600
5.00%, 03/01/18		400	443,692
5.00%, 04/01/18		2,715	3,019,026
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	200	217,240
5.00%, 08/01/18	(Call 02/01/17)	295	316,573
5.00%, 10/01/18		3,400	3,833,432
5.00%, 02/01/19		3,000	3,404,010
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,269,358
5.00%, 09/01/19		900	1,036,053
5.00%, 10/01/19		1,000	1,153,520
5.00%, 02/01/20		5,585	6,478,712
5.00%, 04/01/20	(Call 04/01/19)	5,460	6,318,914
5.00%, 09/01/20		1,500	1,760,160
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	560	616,694
5.00%, 12/01/20	(Call 12/01/16)	3,010	3,492,824

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 03/01/21	(Call 03/01/16)	$1,300	$1,345,162
5.00%, 08/01/21	(Call 08/01/15)	870	902,830
5.00%, 08/01/21	(PR 08/01/15)	30	30,245
5.00%, 09/01/21		2,000	2,377,400
5.00%, 10/01/21	(Call 10/01/19)	5,375	6,329,879
5.00%, 11/01/21	(Call 11/01/17)	250	275,183
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,092,006
5.00%, 02/01/22		2,290	2,726,474
5.00%, 04/01/22		1,450	1,730,836
5.00%, 08/01/22	(Call 02/01/17)	410	439,364
5.00%, 09/01/22		1,465	1,759,304
5.00%, 11/01/22		1,060	1,275,869
5.00%, 12/01/22		1,000	1,205,020
5.00%, 03/01/23		1,500	1,806,660
5.00%, 08/01/23	(Call 02/01/17)	340	364,177
5.00%, 09/01/23	(Call 09/01/22)	5,000	5,977,150
5.00%, 10/01/23	(Call 06/29/15)	1,255	1,517,716
5.00%, 11/01/23		1,500	1,822,095
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,448,212
5.00%, 12/01/23		1,835	2,231,305
5.00%, 03/01/24	(Call 03/01/16)	1,000	1,033,950
5.00%, 08/01/24	(Call 02/01/17)	1,840	1,970,143
5.00%, 09/01/24	(Call 09/01/22)	2,050	2,457,745
5.00%, 10/01/24	(Call 04/01/18)	5,815	6,453,952
5.00%, 12/01/24	(Call 12/01/17)	2,420	2,596,179
5.00%, 08/01/25	(Call 02/01/17)	3,850	4,118,306
5.00%, 08/01/25	(Call 08/01/15) (AGM)	1,000	1,008,230
5.00%, 10/01/25	(Call 10/01/24)	1,500	1,759,985
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,639,860
5.00%, 12/01/25	(Call 12/01/16)	2,800	2,983,512
5.00%, 03/01/26	(Call 03/01/25)	3,000	3,613,050
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,384,680
5.00%, 11/01/26	(Call 11/01/17)	625	680,981
5.00%, 02/01/27	(AMBAC)	550	674,405
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,154,840
5.00%, 08/01/27	(Call 02/01/25)	1,500	1,784,985
5.00%, 08/01/27	(Call 08/01/15) (AGM)	1,000	1,007,850
5.00%, 09/01/27	(Call 09/01/18)	2,900	3,257,686
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,366,980
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,700,775
5.00%, 03/01/28	(PR 03/01/16)	2,400	2,485,056
5.00%, 08/01/28	(Call 08/01/18)	5,125	5,724,215
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,161,640
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,343,600
5.00%, 08/01/29	(Call 02/01/25)	1,500	1,759,815
5.00%, 10/01/29	(Call 10/01/24)	19,620	22,187,545
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,897,850
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,334,200
5.00%, 10/01/30	(Call 10/01/24)	1,200	1,393,104
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,259,520
5.00%, 05/01/31	(Call 05/01/24)	1,310	1,505,989
5.00%, 09/01/31	(Call 09/01/16)	525	549,843
5.00%, 10/01/31	(Call 10/01/24)	2,540	2,935,300
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,723,740
5.00%, 02/01/32	(Call 06/29/15)	2,145	2,416,687
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,241,124
5.00%, 11/01/32	(Call 11/01/17)	8,005	8,710,881
5.00%, 02/01/33	(Call 06/29/15)	3,105	3,481,060
5.00%, 08/01/33	(Call 08/01/24)	4,000	4,595,500

Security		Principal (000s)	Value

5.00%, 08/01/33	(PR 08/01/15)	$650	$655,311
5.00%, 10/01/33	(Call 10/01/24)	2,500	2,854,410
5.00%, 08/01/35	(Call 08/01/24)	1,980	2,252,844
5.00%, 09/01/35	(Call 09/01/16)	720	752,782
5.00%, 09/01/36	(Call 09/01/22)	1,050	1,183,045
5.00%, 06/01/37	(Call 06/01/17)	7,080	7,567,741
5.00%, 11/01/37	(Call 11/01/17)	17,960	19,427,152
5.00%, 12/01/37	(Call 12/01/17)	2,615	2,835,863
5.00%, 02/01/38	(Call 02/01/23)	4,325	4,838,789
5.00%, 04/01/38	(Call 04/01/18)	2,835	3,089,016
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,417,220
5.00%, 10/01/41	(Call 10/01/21)	4,750	5,291,595
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,227,260
5.00%, 09/01/42	(Call 09/01/22)	7,500	8,398,500
5.00%, 04/01/43	(Call 04/01/23)	7,000	7,795,270
5.00%, 11/01/43	(Call 11/01/23)	5,620	6,299,851
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,119,770
5.13%, 03/01/25	(Call 03/01/18)	560	621,488
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,269,198
5.25%, 02/01/20		1,105	1,294,264
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,353,210
5.25%, 10/01/21	(Call 10/01/19)	1,050	1,222,956
5.25%, 09/01/22		300	365,307
5.25%, 02/01/23		250	305,358
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,874,118
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,385,540
5.25%, 09/01/25	(Call 09/01/21)	250	296,413
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,379,082
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,156,690
5.25%, 03/01/30	(Call 03/01/20)	500	580,250
5.25%, 08/01/32	(AGM)	2,955	3,674,690
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,289,580
5.25%, 03/01/38	(Call 03/01/18)	5,910	6,472,277
5.25%, 08/01/38	(Call 08/01/18)	3,745	4,153,804
5.50%, 04/01/18		2,815	3,169,521
5.50%, 04/01/19		155	179,451
5.50%, 04/01/21	(Call 04/01/19)	315	363,995
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,311,080
5.50%, 08/01/30	(Call 08/01/18)	485	546,159
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,158,430
5.50%, 11/01/39	(Call 11/01/19)	9,815	11,347,416
5.50%, 03/01/40	(Call 03/01/20)	3,170	3,692,733
5.60%, 03/01/36	(Call 03/01/20)	595	696,703
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,158,350
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,965,064
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,534,136
6.00%, 02/01/18	(AMBAC)	1,000	1,133,860
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,211,920
6.00%, 04/01/35	(Call 04/01/19)	430	504,902
6.00%, 11/01/35	(Call 11/01/19)	235	281,977
6.00%, 04/01/38	(Call 04/01/19)	13,000	15,264,470
6.00%, 11/01/39	(Call 11/01/19)	500	599,240
6.50%, 04/01/33	(Call 04/01/19)	6,570	7,864,224
Series A
4.25%, 07/01/17		1,080	1,162,177
4.60%, 07/01/19		2,000	2,274,820
5.00%, 07/01/17		625	682,138
5.00%, 07/01/18	(ETM)	3,310	3,709,550
5.00%, 07/01/18		955	1,074,938
5.00%, 07/01/19		1,300	1,499,342
5.00%, 07/01/20	(PR 07/01/19)	2,930	3,379,286
5.00%, 07/01/22	(Call 07/01/16)	6,015	6,307,209
5.25%, 07/01/21	(PR 07/01/19)	2,000	2,326,580

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	$1,000	$1,006,070
Turlock Irrigation District RB Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,084,820
University of California RB
Series AF
5.00%, 05/15/16		2,450	2,563,361
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,763,983
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,827,150
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,093,365
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,211,548
5.00%, 05/15/38	(Call 05/15/23)	12,000	13,525,320
Series AK
5.00%, 05/15/48		4,600	5,566,552
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	466,257
Series D
5.00%, 05/15/41	(PR 05/15/16) (NPFGC-FGIC)	3,395	3,578,737
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,157,780
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,089,515
University of California RB College & University Revenue
Series AO
5.00%, 05/15/22		1,475	1,770,811
5.00%, 05/15/23		1,500	1,828,680
5.00%, 05/15/27	(Call 05/15/25)	5,000	6,026,550
Series I
5.00%, 05/15/40	(Call 05/15/25)	2,000	2,273,880
Series Q
5.00%, 05/15/21	(Call 05/15/17)	15	16,416
5.00%, 05/15/21	(PR 05/15/17)	285	311,454
Ventura County Community College District GO Series C
5.50%, 08/01/33	(PR 08/01/18)	905	1,030,958
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,003,525
West Valley-Mission Community College District GO Series B
4.00%, 08/01/40	(Call 08/01/25)	1,750	1,828,855
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	175,240
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	224,095
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	513,090
4.00%, 08/01/38	(Call 08/01/23)	3,100	3,154,002
Yosemite Community College District GO Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,115,150

			1,131,923,306
COLORADO — 0.81%
Board of Governors of Colorado State University System RB
Series A
4.00%, 03/01/49	(Call 03/01/25)	4,000	3,769,560
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	553,945

Security		Principal (000s)	Value

City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	$1,000	$1,156,230
5.25%, 11/15/36	(Call 11/15/19)	535	601,763
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,630,121
5.00%, 11/15/43	(Call 11/15/23)	3,250	3,588,065
City of Aurora CO Water Revenue RB Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,073,170
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	568,345
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	678,532
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	962,280
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,295,360
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40		850	279,183
0.00%, 09/01/41		1,000	311,870
Series B
0.00%, 09/01/16	(NPFGC)	765	752,951
0.00%, 09/01/19	(NPFGC)	435	394,771
0.00%, 09/01/20	(NPFGC)	665	587,142
0.00%, 09/01/23	(NPFGC)	165	128,515
0.00%, 09/01/24	(NPFGC)	1,165	864,966
0.00%, 09/01/29	(NPFGC)	2,500	1,445,525
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	565,000
Regional Transportation District COP Series A
5.38%, 06/01/31	(Call 06/01/20)	500	570,525
Regional Transportation District RB
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,690,380
5.00%, 11/01/27		1,500	1,819,845
5.00%, 11/01/28		1,500	1,819,830
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,128,240
State of Colorado COP Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,120,090
State of Colorado Department of Transportation RB
5.00%, 12/15/16		2,200	2,351,712
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	2,510	2,576,088
University of Colorado RB Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,112,050

			40,396,054
CONNECTICUT — 1.11%
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		1,500	1,494,435
1.35%, 07/01/42		2,300	2,321,850

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series A-4
1.20%, 07/01/49		$3,000	$2,971,740
State of Connecticut GO
Series A
5.00%, 01/01/16		4,200	4,317,810
5.00%, 10/15/17		2,000	2,188,840
5.00%, 10/15/21		2,000	2,354,400
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,104,227
5.00%, 02/15/25	(Call 02/15/19)	2,660	2,985,824
Series B
5.00%, 05/01/16		500	521,580
5.00%, 05/15/21		2,000	2,341,380
5.00%, 06/15/27	(Call 06/15/25)	1,500	1,766,010
5.25%, 06/01/20	(AMBAC)	690	806,313
Series C
5.00%, 12/01/15		1,500	1,536,390
5.00%, 12/15/16		1,000	1,068,620
5.00%, 06/15/17		1,000	1,083,570
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,184,740
5.50%, 12/15/15		275	282,928
Series D
5.00%, 11/01/19		1,000	1,146,860
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,321,300
5.00%, 11/01/25	(Call 11/01/16)	1,500	1,592,715
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,257,100
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	536,270
5.00%, 12/15/16		1,500	1,602,930
5.00%, 12/15/18	(Call 12/15/16)	230	246,141
State of Connecticut Special Tax Revenue
5.00%, 11/01/19		1,000	1,151,340
Series A
5.00%, 10/01/24	(Call 10/01/23)	2,000	2,389,140
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,168,170
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,274,000
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,151,810
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,294,960
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		500	535,790
5.00%, 02/01/19		3,000	3,396,090

			55,395,273
DELAWARE — 0.01%
State of Delaware GO Series 2009C
5.00%, 10/01/16		500	530,850

			530,850
DISTRICT OF COLUMBIA — 1.17%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,715,535
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,793,536
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,442,590
Series B
5.25%, 06/01/20	(SGI)	1,000	1,178,640
Series C
5.00%, 06/01/16	(AGM)	1,000	1,047,400

Security		Principal (000s)	Value

5.00%, 06/01/35	(Call 06/01/24)	$2,215	$2,526,673
5.00%, 06/01/38	(Call 06/01/24)	2,000	2,269,680
District of Columbia RB
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,111,920
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,448,550
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,156,240
5.00%, 12/01/26	(Call 06/01/20)	500	576,755
5.00%, 12/01/27	(Call 06/01/20)	1,500	1,725,165
5.00%, 12/01/31	(Call 06/01/20)	500	572,070
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,569,568
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	460,584
Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,022,280
Series C
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,189,440
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,304,700
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,134,490
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,800,350
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	240	291,211
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,294,839
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,120,480
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	3,900	4,319,484
6.00%, 10/01/35	(PR 10/01/18)	500	579,285
Series C
5.00%, 10/01/44	(Call 10/01/24)	5,700	6,385,482
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,095,120
Series A
0.00%, 10/01/37		4,000	1,362,400
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,414,306
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,132,740
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,834,906
Washington Convention & Sports Authority RB
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	207,414

			58,083,833
FLORIDA — 3.43%
Broward County FL Water & Sewer Utility Revenue RB Series A
5.25%, 10/01/34	(Call 10/01/18)	500	555,515
Broward County School Board/FL COP Series A
5.00%, 07/01/21		1,000	1,166,510
Central Florida Expressway Authority RB
5.00%, 07/01/22		500	591,250
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,215,600
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,758,750

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

City of Cape Coral FL Water & Sewer Revenue RB Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	$1,000	$1,083,980
City of Clearwater FL Water & Sewer Revenue RB Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,125,840
City of Gainesville FL Utilities System Revenue RB Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,270,100
City of Jacksonville FL RB Sales Tax Revenue
5.00%, 10/01/37	(Call 10/01/17) (NPFGC)	2,000	2,143,980
City of Tallahassee FL RB
5.00%, 10/01/37	(Call 10/01/17)	2,750	2,971,017
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,785,061
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	1,000	1,090,210
County of Miami-Dade FL Aviation Revenue RB
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,291,020
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,503,240
Series B
5.00%, 10/01/37	(Call 10/01/24)	2,500	2,764,950
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,074,440
5.00%, 10/01/41	(Call 10/01/18) (AGM)	2,395	2,609,760
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,117,520
Series A
4.00%, 07/01/42	(Call 07/01/25)	2,000	1,986,840
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,120,990
County of Miami-Dade FL RB
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,123,820
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,604,454
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,140,750
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/42	(Call 07/01/22)	5,430	5,955,135
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24		1,000	1,194,390
5.00%, 10/01/25		2,500	2,991,300
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,901,730
Series C
5.38%, 10/01/24	(PR 10/01/18)	2,500	2,839,225
County of Miami-Dade Seaport Department RB Series A
6.00%, 10/01/38	(Call 10/01/23)	1,050	1,260,231
County of Palm Beach FL RB
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,273,600
County of Seminole FL Water & Sewer Revenue RB
5.00%, 10/01/31	(PR 10/01/16)	600	636,186
5.00%, 10/01/36	(PR 10/01/16)	2,020	2,141,826
Florida Municipal Power Agency RB
Series A

Security		Principal (000s)	Value

5.00%, 10/01/31	(Call 10/01/18)	$450	$493,650
5.25%, 10/01/19		1,000	1,149,200
5.25%, 10/01/20	(Call 10/01/18)	1,875	2,116,088
5.25%, 10/01/21	(Call 10/01/18)	255	287,163
Florida’s Turnpike Enterprise RB
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	366,678
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,083,130
Series B
5.00%, 07/01/16		2,000	2,101,440
Hillsborough County School Board COP Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,844,450
JEA Electric System Revenue RB
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,775,700
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,191,760
JEA Water & Sewer System Revenue RB Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,128,060
Miami-Dade County Expressway Authority RB
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,039,370
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,080,105
5.00%, 07/01/40	(Call 07/01/20)	2,075	2,243,075
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,093,070
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,165,850
Miami-Dade County School Board Foundation Inc. COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,022,760
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,119,460
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	1,400	1,487,080
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	2,921,205
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,457,900
Miami-Dade County School Board Foundation Inc. GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,183,040
Mid-Bay Bridge Authority RB Series A
5.00%, 10/01/35	(Call 10/01/25)	1,000	1,083,950
Orange County School Board COP Series A
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,500	2,724,200
Orlando Utilities Commission RB
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,595,310
Series A
5.00%, 10/01/22		1,000	1,201,530
5.00%, 10/01/25		1,500	1,852,065
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	558,935
Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	318,444

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series E
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	$500	$544,385
Palm Beach County School District COP Lease Renewal Series D
5.00%, 08/01/31	(Call 08/01/25)	2,000	2,271,300
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,164,960
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,301,507
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	257,057
Reedy Creek Improvement District GOL Series A
5.00%, 06/01/38	(Call 06/01/23)	1,000	1,109,830
St. Johns River Power Park RB
Series 21
5.00%, 10/01/20	(Call 06/08/15) (NPFGC)	500	500,595
Series 23
5.00%, 10/01/15		200	203,274
5.00%, 10/01/18		500	560,940
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/15		2,035	2,043,425
5.00%, 07/01/16		9,540	10,015,187
State of Florida GO
5.00%, 01/01/16		2,400	2,467,896
Series A
5.00%, 06/01/16		4,145	4,342,302
5.00%, 06/01/17		1,360	1,476,729
5.00%, 06/01/17	(Call 06/01/15) (NPFGC-FGIC)	1,000	1,010,260
5.00%, 06/01/18		2,500	2,791,800
5.00%, 06/01/21	(Call 06/01/20)	570	668,741
5.00%, 06/01/22		2,000	2,397,160
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,129,590
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,708,965
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,469,914
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,148,760
5.00%, 06/01/22		2,000	2,394,280
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,223,840
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,338,371
Series F
4.00%, 06/01/19		100	110,608
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,140,320
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,500	1,701,855
State of Florida Lottery Revenue
Series E
5.00%, 07/01/17		1,590	1,729,793
5.00%, 07/01/20		1,000	1,164,200
Tampa Bay Water RB
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,210,040
Series A
5.00%, 10/01/16	(ETM)	500	529,495
Series B
5.00%, 10/01/19	(ETM)	520	597,106
5.00%, 10/01/19		480	552,374

Security		Principal (000s)	Value

Tampa-Hillsborough County Expressway Authority RB Series A
5.00%, 07/01/37	(Call 07/01/22)	$2,000	$2,209,300

			170,460,047
GEORGIA — 2.48%
Atlanta Development Authority RB Series A-1
5.25%, 07/01/40	(Call 07/01/25)	1,000	1,133,990
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,143,090
Series A
5.00%, 01/01/18		1,125	1,237,882
5.00%, 01/01/19		2,125	2,395,024
5.00%, 01/01/21		1,000	1,164,200
Series B
5.00%, 01/01/16		1,500	1,542,165
5.00%, 01/01/17		1,000	1,069,300
5.00%, 01/01/18		1,185	1,305,183
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,149,840
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,489,440
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,101,150
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,101,937
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,298,440
5.00%, 11/01/33	(Call 05/01/25)	3,000	3,433,950
5.00%, 11/01/40	(Call 05/01/25)	6,250	7,013,312
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	511,265
5.50%, 11/01/18	(NPFGC-FGIC)	100	114,167
5.50%, 11/01/22	(NPFGC)	2,000	2,427,260
6.00%, 11/01/26	(PR 11/01/19)	1,000	1,197,180
6.00%, 11/01/27	(PR 11/01/19)	1,000	1,197,180
6.00%, 11/01/28	(PR 11/01/19)	2,320	2,777,458
6.25%, 11/01/39	(PR 11/01/19)	2,825	3,412,233
County of DeKalb GA Water & Sewerage Revenue RB Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,597,975
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/16		2,000	2,092,720
5.00%, 06/01/17		2,000	2,166,640
5.00%, 06/01/18	(AGM)	1,000	1,112,000
5.00%, 06/01/19		1,300	1,480,310
Gwinnett County School District GO
4.00%, 02/01/32	(Call 08/01/25)	1,000	1,068,060
5.00%, 02/01/34	(Call 08/01/25)	2,495	2,946,370
Series A
4.00%, 10/01/15		2,925	2,963,142
4.00%, 10/01/16		1,010	1,058,561
Metropolitan Atlanta Rapid Transit Authority RB
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	25	27,034
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,025,629
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,710,816

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Municipal Electric Authority of Georgia RB
Series A
5.00%, 11/01/24	(Call 11/01/20)	$1,000	$1,149,880
5.25%, 01/01/17		500	536,130
Series D
5.75%, 01/01/19	(Call 07/01/18)	3,315	3,776,581
5.75%, 01/01/20	(Call 07/01/18)	500	569,205
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		2,000	2,094,500
Private Colleges & Universities Authority RB Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,232,100
State of Georgia GO
5.00%, 07/01/17	(Call 07/01/15)	1,000	1,004,330
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,657,450
Series A
5.00%, 07/01/16		1,000	1,051,280
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,172,450
Series A-1
5.00%, 02/01/16		3,200	3,302,464
5.00%, 02/01/21		3,835	4,536,153
5.00%, 02/01/22		1,000	1,201,000
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,443,820
Series B
4.50%, 03/01/21	(PR 03/01/16)	500	515,860
5.00%, 07/01/15		1,000	1,004,330
5.00%, 07/01/18	(Call 07/01/15)	1,215	1,220,249
5.00%, 03/01/19	(PR 03/01/16)	3,800	3,934,862
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,004,310
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,841,200
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,128,190
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,268,440
5.00%, 07/01/20	(Call 07/01/17)	3,725	4,058,462
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,144,080
Series D
5.00%, 07/01/17		2,100	2,288,286
Series E-2
4.00%, 09/01/16		1,000	1,045,580
4.00%, 09/01/18		1,200	1,311,084
4.50%, 09/01/15		800	808,904
Series I
5.00%, 07/01/18		1,000	1,119,410
5.00%, 07/01/20		4,500	5,279,760

			123,165,253
HAWAII — 0.95%
City & County of Honolulu HI GO Series A
5.00%, 10/01/39	(Call 10/01/25)	3,000	3,452,070
City & County of Honolulu HI Wastewater System Revenue RB
Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	2,800	2,913,960
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,106,640
State of Hawaii Airports System Revenue RB Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,004,473
State of Hawaii GO
5.00%, 08/01/26	(Call 08/01/24)	2,500	2,993,350
Series DG
5.00%, 07/01/15	(AMBAC)	1,200	1,205,196

Security		Principal (000s)	Value

Series DJ
5.00%, 04/01/25	(PR 04/01/17) (AMBAC)	$860	$928,189
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	140	150,788
5.00%, 04/01/27	(PR 04/01/17) (AMBAC)	1,500	1,618,650
Series DQ
5.00%, 06/01/19		1,000	1,144,590
5.00%, 06/01/22	(Call 06/01/19)	500	568,795
5.00%, 06/01/29	(Call 06/01/19)	1,450	1,642,255
Series DR
5.00%, 06/01/17		1,000	1,085,830
Series DY
5.00%, 02/01/18		1,410	1,558,121
5.00%, 02/01/19		2,130	2,417,806
Series DZ
5.00%, 12/01/20		750	881,955
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,194,820
5.00%, 12/01/25	(Call 12/01/21)	2,000	2,373,460
5.00%, 12/01/28	(Call 12/01/21)	2,500	2,930,125
5.00%, 12/01/29	(Call 12/01/21)	1,000	1,147,340
5.00%, 12/01/30	(Call 12/01/21)	750	860,430
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,715,220
Series EA
5.00%, 12/01/20		500	588,835
Series EE
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,489,501
Series EF
5.00%, 11/01/17		1,500	1,650,285
5.00%, 11/01/22		1,000	1,203,140
Series EH
5.00%, 08/01/33	(Call 08/01/23)	500	569,260
Series EO
5.00%, 08/01/24		1,000	1,222,710
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,171,540
Series EP
5.00%, 08/01/22		1,000	1,198,270

			46,987,604
ILLINOIS — 4.12%
Chicago Board of Education GO
Series A
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,099,430
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	3,600	3,646,116
5.25%, 12/01/35	(Call 12/01/24)	2,000	1,878,180
Chicago Midway International Airport RB Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,195,920
Chicago O’Hare International Airport RB
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,120,480
Series A
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	1,400	1,437,758
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	513,395
5.00%, 01/01/33	(Call 01/01/18) (AGM)	2,000	2,146,940
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,534,140

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 01/01/38	(Call 01/01/18) (AGM)	$500	$533,730
5.25%, 01/01/23	(Call 01/01/16) (NATL)	750	770,828
5.75%, 01/01/39	(Call 01/01/21)	500	568,145
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,645	1,746,299
5.00%, 01/01/20	(Call 01/01/17) (AGM)	810	859,880
5.25%, 01/01/17	(NPFGC)	1,050	1,122,061
5.25%, 01/01/18	(NPFGC)	820	900,426
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,911,530
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,878,131
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,825,259
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,061,740
5.00%, 01/01/40	(Call 01/01/20)	610	643,959
Chicago Transit Authority RB
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	58,707
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	278,575
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,075,150
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,655,750
City of Chicago IL GO
5.50%, 01/01/37		1,000	996,190
5.50%, 01/01/42		1,000	990,290
Series A
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,524,600
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,036,840
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,054,129
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	907,335
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,080,620
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,028,770
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,589,225
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,051,270
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,180,006
County of Cook IL GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	509,890
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	537,424
5.00%, 11/15/19		500	534,240
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,624,045
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,088,240
5.25%, 11/15/28	(Call 11/15/21)	500	532,015
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,315,100
Illinois Finance Authority RB

Security		Principal (000s)	Value

Series A
5.00%, 10/01/38	(Call 10/01/24)	$2,000	$2,250,720
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,110,990
Illinois Municipal Electric Agency RB
Series 2006
5.00%, 02/01/31	(PR 02/01/16) (NPFGC)	1,000	1,030,760
Series A
5.00%, 02/01/35	(PR 02/01/17) (NPFGC-FGIC)	2,700	2,890,350
Illinois State Toll Highway Authority RB
Series A
5.00%, 01/01/18	(PR 07/01/15) (AGM)	1,850	1,857,640
5.00%, 12/01/19		4,280	4,901,713
5.00%, 01/01/21	(PR 07/01/15) (AGM)	1,000	1,004,130
5.00%, 01/01/22	(PR 07/01/15) (AGM)	500	502,065
5.00%, 12/01/22		1,000	1,181,360
5.00%, 01/01/23	(PR 07/01/15) (AGM)	1,225	1,230,059
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,090,140
Series A-1
5.00%, 01/01/23	(PR 07/01/16) (AGM)	50	52,429
5.00%, 01/01/24	(PR 07/01/16) (AGM)	2,700	2,831,166
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,308,603
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,122,490
5.00%, 01/01/31	(Call 01/01/20)	700	779,590
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	2,936,024
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	1,887,444
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,480	7,843,378
Series B
5.00%, 12/01/17		1,000	1,097,460
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,754,600
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,092,100
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,228,720
Series D
5.00%, 01/01/22		3,915	4,573,425
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	1,000	943,810
0.00%, 06/15/28	(NPFGC)	3,435	1,964,683
Series A
0.00%, 12/15/15	(NPFGC)	470	468,529
0.00%, 12/15/22	(NPFGC)	340	266,240
0.00%, 06/15/31	(NPFGC)	1,035	502,865
0.00%, 12/15/34	(NPFGC)	3,000	1,198,530
0.00%, 06/15/36	(NPFGC)	2,800	1,015,084
0.00%, 06/15/37	(NPFGC)	415	141,835
0.00%, 06/15/40	(NPFGC)	3,500	1,001,280
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,300,980
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,123,580
Series B
0.00%, 06/15/26	(AGM)	2,000	1,285,720
0.00%, 06/15/27	(AGM)	1,000	608,570

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

0.00%, 06/15/43	(AGM)	$2,000	$489,820
0.00%, 06/15/45	(AGM)	500	110,765
0.00%, 06/15/46	(AGM)	1,600	336,080
0.00%, 12/15/51		8,800	1,304,776
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,073,690
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,531,440
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,551,600
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,042,870
5.00%, 12/01/27	(Call 06/01/16)	875	912,065
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,405,201
5.00%, 12/01/35	(PR 12/01/16)	3,295	3,516,490
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,600,830
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	792,317
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,106,340
Series C
5.25%, 12/01/32		780	926,960
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	602,030
5.75%, 06/01/23	(AGM)	1,000	1,233,880
State of Illinois GO
3.00%, 02/01/16		1,000	1,010,310
5.00%, 01/01/17	(AGM)	1,500	1,577,490
5.00%, 01/01/18		1,190	1,269,040
5.00%, 07/01/19		1,000	1,074,800
5.00%, 08/01/19		2,075	2,231,289
5.00%, 01/01/20	(AGM)	500	550,445
5.00%, 05/01/20		3,000	3,236,070
5.00%, 08/01/21		2,000	2,161,800
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,586,100
5.00%, 02/01/22		2,000	2,159,720
5.00%, 08/01/22		580	627,090
5.00%, 02/01/24		2,500	2,695,300
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,127,060
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,536,825
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,015,060
5.00%, 02/01/39	(Call 02/01/24)	1,785	1,802,386
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,095,160
5.50%, 07/01/27	(Call 07/01/23)	660	713,130
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,062,950
Series A
5.00%, 06/01/16		100	103,482
5.00%, 03/01/34	(Call 06/29/15)	4,985	5,001,450
State of Illinois RB
4.00%, 06/15/15		3,000	3,005,130
5.00%, 06/15/15		300	300,648
5.00%, 06/15/17		2,000	2,164,560
5.00%, 06/15/19		545	615,828
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,736,640
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,225,640
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/15		1,000	1,002,180
5.00%, 12/15/15		1,000	1,026,510
5.00%, 06/15/16		4,685	4,914,378
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,600,740
5.00%, 12/15/17	(Call 12/15/16)	500	533,645
5.00%, 12/15/18	(Call 06/15/16)	2,000	2,094,620

Security		Principal (000s)	Value

5.00%, 12/15/19	(Call 06/15/15)	$2,000	$2,004,240

			204,820,690
INDIANA — 0.59%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,137,590
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,059,770
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	9,450	10,001,502
5.00%, 02/01/20		1,000	1,159,980
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,232,080
5.25%, 02/01/17		705	758,608
5.25%, 02/01/35	(Call 08/01/25)	1,000	1,141,280
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,094,080
Indiana Municipal Power Agency RB
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	525,025
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	2,520	2,646,126
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,645,515
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,687,050

			29,088,606
IOWA — 0.01%
State of Iowa RB Series A
5.00%, 06/01/27	(Call 06/01/19)	500	565,935

			565,935
KANSAS — 0.13%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,226,166
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,700	1,798,770
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,404,060
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,186,310

			6,615,306
KENTUCKY — 0.19%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	320	360,077
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,182,710
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		1,000	1,081,830
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,124,480
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,794,016
5.38%, 11/01/23	(Call 11/01/18)	1,000	1,132,680

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series A
5.00%, 08/01/19		$1,000	$1,135,000
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	573,185
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,132,980

			9,516,958
LOUISIANA — 0.83%
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,090,000
City of New Orleans LA Water System Revenue RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,090,820
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(PR 02/01/19)	1,000	1,140,780
Series B
5.00%, 02/01/39	(Call 02/01/25)	2,000	2,254,760
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,175,800
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	989,080
Louisiana State Citizens Property Insurance Corp. RB
Series B
5.00%, 06/01/15	(AMBAC)	425	425,115
5.00%, 06/01/16	(AMBAC)	275	287,108
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	386,628
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	600	626,652
5.00%, 06/01/21	(Call 06/01/16) (AMBAC)	1,000	1,042,680
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	520,825
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	1,000	1,071,920
5.00%, 05/01/31	(PR 05/01/16) (AGM)	710	739,969
5.00%, 05/01/41	(Call 05/01/25)	1,000	1,135,570
5.00%, 05/01/41	(PR 05/01/16) (NPFGC)	750	781,657
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,035,460
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,176,520
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,169,320
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,177,240
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,137,060
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,654,527
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,060,910
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,052,180
5.00%, 08/01/15	(NPFGC)	2,230	2,248,643
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	453,776
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,311,500
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,160,370
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	1,000	1,008,890
Series C

Security		Principal (000s)	Value

5.00%, 07/15/21		$1,000	$1,179,060
5.00%, 08/01/23		1,000	1,202,910
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,174,230
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,397,240

			41,359,200
MARYLAND — 2.23%
City of Baltimore MD RB Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,113,550
County of Montgomery MD GO
Series A
5.00%, 07/01/15		500	502,165
5.00%, 11/01/20		2,000	2,362,580
5.00%, 07/01/21		2,530	3,014,267
5.00%, 11/01/21		1,500	1,796,535
Series B
5.00%, 11/01/23		2,000	2,460,840
5.00%, 11/01/26	(Call 11/01/24)	1,000	1,220,260
Maryland State Transportation Authority RB
5.00%, 03/01/16		1,005	1,040,929
5.00%, 03/01/17		2,685	2,889,865
5.00%, 03/01/19	(Call 03/01/17)	1,295	1,390,131
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,195,560
State of Maryland Department of Transportation RB
5.00%, 05/01/16		2,500	2,609,075
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,767,600
State of Maryland GO
4.00%, 08/15/21		2,100	2,375,667
4.00%, 08/15/22		1,000	1,137,660
4.50%, 08/01/20		850	976,548
5.00%, 03/15/16		2,000	2,075,440
5.00%, 08/01/18		1,300	1,458,535
5.00%, 03/01/19		2,525	2,874,990
5.00%, 08/01/19		1,000	1,150,860
5.00%, 03/15/20		1,660	1,935,278
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,449,350
First Series
5.00%, 03/01/17	(PR 03/01/16)	1,200	1,242,408
5.00%, 03/15/17		450	485,195
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,141,631
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,396,347
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,497,044
First Series A
5.25%, 03/01/16		400	415,116
First Series C
4.00%, 08/15/16		2,000	2,088,480
Second Series
5.00%, 08/01/15		1,500	1,512,555
5.00%, 08/01/16		500	527,360
5.00%, 08/01/17	(PR 08/01/16)	840	885,251
Second Series A
5.00%, 08/01/17	(PR 08/01/15)	1,410	1,421,520
Second Series B
5.00%, 08/01/17		2,050	2,239,584
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,280,560
5.00%, 08/01/24	(Call 08/01/22)	3,000	3,605,700
Second Series C
5.00%, 11/01/16		540	574,916
Second Series E
5.00%, 08/01/19		1,000	1,150,860

268

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series A
5.00%, 08/01/16	(PR 08/01/15)	$210	$211,716
5.00%, 08/01/18		1,000	1,121,950
5.00%, 03/01/21		1,000	1,184,650
5.00%, 03/01/25	(Call 03/01/23)	3,000	3,599,460
5.00%, 03/01/26	(Call 03/01/23)	1,000	1,191,300
Series B
4.00%, 08/01/27	(Call 08/01/22)	3,390	3,712,389
4.50%, 08/01/21		1,505	1,751,549
5.00%, 08/01/17		1,000	1,092,480
5.00%, 08/01/21	(PR 08/01/19)	1,000	1,152,100
5.00%, 08/01/23	(PR 08/01/19)	2,590	2,983,939
Series C
5.00%, 11/01/17		2,700	2,971,647
5.00%, 11/01/18		2,000	2,258,800
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,275,680
5.00%, 08/01/21		3,000	3,579,000
5.00%, 08/01/23		4,000	4,905,840
Series E
5.00%, 08/01/15		1,700	1,714,229
5.00%, 08/01/18		1,050	1,178,047
Third Series C
5.00%, 11/01/19		3,500	4,051,390
State of Maryland GOL
5.00%, 03/01/16		1,500	1,553,865
5.00%, 03/01/19		1,500	1,707,915
5.00%, 03/01/24	(PR 03/01/21)	3,000	3,550,620

			111,010,778
MASSACHUSETTS — 4.76%
Commonwealth of Massachusetts GO
Series A
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,905,552
Series B
5.00%, 11/01/15		2,000	2,041,040
Series C
5.50%, 12/01/17	(AGM)	600	668,880
5.50%, 12/01/22	(AGM)	1,050	1,302,252
5.50%, 12/01/22	(AMBAC)	3,300	4,092,792
5.50%, 12/01/23	(AMBAC)	900	1,133,748
Commonwealth of Massachusetts GOL
4.00%, 05/01/35	(Call 05/01/23)	2,000	2,065,820
4.00%, 05/01/38	(Call 05/01/23)	1,500	1,534,770
Series A
5.00%, 04/01/19		1,000	1,139,320
5.00%, 03/01/34	(Call 03/01/19)	460	514,432
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,198,037
5.25%, 08/01/21		600	719,784
5.50%, 08/01/30	(AMBAC)	5,110	6,499,460
Series B
5.00%, 08/01/15		1,500	1,512,615
5.00%, 08/01/16		1,500	1,581,930
5.00%, 08/01/17		1,215	1,325,431
5.25%, 08/01/16	(AGM)	3,635	3,844,158
5.25%, 08/01/20		745	881,037
5.25%, 08/01/21		425	509,847
5.25%, 08/01/21	(AGM)	1,585	1,901,429
5.25%, 08/01/22		1,100	1,337,534
5.25%, 09/01/22	(AGM)	600	730,614
5.25%, 08/01/23		1,075	1,325,626
5.25%, 09/01/23	(AGM)	215	265,467
5.25%, 09/01/24	(AGM)	1,800	2,245,428

Security		Principal (000s)	Value

Series C
5.00%, 08/01/19		$4,000	$4,594,040
5.00%, 08/01/19	(PR 08/01/17) (AGM)	1,000	1,090,590
5.00%, 08/01/22		2,500	2,998,275
5.00%, 09/01/22	(PR 09/01/15)	625	632,613
5.00%, 07/01/23	(Call 07/01/22)	3,000	3,555,810
5.00%, 08/01/25		2,000	2,464,940
5.00%, 09/01/25	(PR 09/01/15)	700	708,526
5.00%, 08/01/32	(Call 08/01/17) (AMBAC)	900	976,347
5.25%, 08/01/25	(PR 08/01/17) (AGM)	3,300	3,616,668
5.50%, 11/01/15	(GOI)	4,250	4,346,177
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,050,350
5.00%, 08/01/22	(PR 08/01/16)	200	210,654
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,198,490
5.00%, 08/01/33	(Call 08/01/21)	6,450	7,349,065
5.50%, 10/01/16		2,450	2,616,649
5.50%, 08/01/17		1,000	1,101,640
5.50%, 10/01/17		1,050	1,163,715
5.50%, 10/01/18		400	456,612
5.50%, 10/01/19	(AMBAC)	2,355	2,763,804
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,202,218
5.00%, 12/01/15		1,050	1,075,757
5.00%, 11/01/25	(AMBAC)	2,115	2,614,584
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,862,107
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,801,700
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,417,980
Commonwealth of Massachusetts RB
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,414,570
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,386,523
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,907,370
Series A
5.00%, 06/15/25	(Call 06/15/24)	1,400	1,701,168
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,383,340
5.50%, 06/01/16	(AGM)	1,000	1,052,620
5.50%, 06/01/21	(AGM)	1,350	1,635,647
Massachusetts Bay Transportation Authority RB
5.25%, 07/01/28		1,450	1,812,602
Series A
5.00%, 07/01/28		130	158,999
5.00%, 07/01/31		3,070	3,756,237
5.00%, 07/01/31	(PR 07/01/15)	900	903,807
5.25%, 07/01/21		765	921,221
5.25%, 07/01/30		3,635	4,551,056
5.25%, 07/01/34	(Call 07/01/18)	5,000	5,571,100
Series B
5.00%, 07/01/15		275	276,194
5.25%, 07/01/17		600	656,904
5.25%, 07/01/19		1,395	1,617,949
5.25%, 07/01/21		3,200	3,853,472
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,117,790
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,738,585
5.50%, 07/01/15		1,000	1,004,780
5.50%, 07/01/16		1,410	1,490,285
5.50%, 07/01/17	(ETM)	10	10,983
Massachusetts Clean Water Trust (The) RB
2.00%, 08/01/16		5,500	5,608,075
5.00%, 08/01/18		2,000	2,243,900

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 08/01/20		$1,800	$2,115,558
5.00%, 08/01/24		1,000	1,233,960
5.00%, 08/01/26		2,000	2,489,860
5.25%, 08/01/19		1,500	1,741,470
5.25%, 08/01/21		500	602,820
Series A
5.25%, 08/01/15		1,880	1,896,544
5.25%, 08/01/19		1,000	1,160,980
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	1,000	678,910
5.00%, 01/01/20	(ETM)	225	246,627
Series B
5.00%, 01/01/18		720	790,884
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,442,438
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,097,780
Massachusetts Development Finance Agency RB
5.00%, 01/01/41	(Call 01/01/25)	1,000	1,055,300
Massachusetts Municipal Wholesale Electric Co. RB Series A
5.00%, 07/01/15		1,775	1,782,615
Massachusetts School Building Authority RB
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,169,740
5.00%, 08/15/15	(AGM)	500	504,985
5.00%, 08/15/17	(PR 08/15/15) (AGM)	1,000	1,010,060
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,020,120
5.00%, 08/15/22		1,000	1,199,030
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,796,025
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,184,290
5.00%, 08/15/30	(PR 08/15/15) (AGM)	5,000	5,050,300
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,067,740
5.00%, 05/15/43	(Call 05/15/23)	4,070	4,532,800
Series B
4.00%, 01/15/45	(Call 01/15/25)	2,000	2,007,860
5.00%, 08/15/19		3,000	3,445,800
5.00%, 10/15/19		1,000	1,152,620
5.00%, 10/15/21		1,035	1,228,617
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,178,630
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,605,560
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,128,270
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,065,755
Massachusetts State College Building Authority RB Series B
5.00%, 05/01/43	(Call 05/01/22)	750	827,820
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	1,700	1,934,124
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	572,835
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,126,500
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,623,775
5.25%, 08/01/23	(AGM)	1,000	1,240,840
5.25%, 08/01/28	(AGM)	1,000	1,257,080

Security		Principal (000s)	Value

5.25%, 08/01/31	(AGM)	$800	$1,004,600
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,128,280
Series J
5.25%, 08/01/16		1,365	1,443,911
5.25%, 08/01/17	(ETM) (AGM)	55	60,240
5.25%, 08/01/17	(AGM)	445	488,379
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,280,620
University of Massachusetts Building Authority RB
Series 1
4.00%, 11/01/45	(Call 11/01/25)	2,500	2,510,525
5.00%, 11/01/40	(Call 11/01/25)	2,500	2,848,500
5.00%, 11/01/44	(Call 11/01/24)	1,445	1,628,775

			236,582,243
MICHIGAN — 1.00%
City of Detroit MI GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,055,760
Detroit City School District GO Series A
5.25%, 05/01/30	(AGM)	2,500	2,863,725
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,138,730
5.00%, 07/01/21	(Call 07/01/18)	4,500	4,993,245
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,101,080
Series A
5.00%, 07/01/15		2,875	2,887,449
5.00%, 01/01/16		1,000	1,028,290
5.00%, 01/01/17		975	1,042,733
5.00%, 07/01/17		1,200	1,306,812
5.00%, 07/01/18		2,000	2,237,520
5.00%, 07/01/19		1,875	2,149,556
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	1,946,644
Series C-3
5.00%, 07/01/24		1,000	1,155,900
5.00%, 07/01/32	(Call 07/01/24)	1,000	1,100,340
Series D1
5.00%, 07/01/22		1,000	1,144,710
Series D2
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,135,900
Michigan State Building Authority RB
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	237,645
Series I
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,139,210
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,678,017
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,331,506
Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,016,130
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,230,160
State of Michigan GO
Series A
5.00%, 05/01/17		200	216,286
5.00%, 05/01/19	(Call 05/01/18)	230	256,107

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 11/01/20	(Call 11/01/18)	$760	$856,239
5.25%, 11/01/22	(Call 11/01/18)	200	226,486
State of Michigan RB
5.25%, 09/15/20	(Call 09/15/17) (AGM)	1,310	1,436,900
5.25%, 09/15/21	(Call 09/15/17) (AGM)	1,575	1,727,570
State of Michigan Trunk Line Revenue RB
2.00%, 11/15/15		1,885	1,901,098
5.00%, 11/01/20	(Call 11/01/19)	1,705	1,955,686
Series B
5.00%, 09/01/15	(AGM)	250	253,118

			49,750,552
MINNESOTA — 0.69%
Minneapolis-St Paul Metropolitan Airports Commission RB Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,041,450
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,163,310
Series B
5.00%, 03/01/19		510	580,691
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/16	(AMBAC)	1,000	1,029,340
5.25%, 01/01/17	(AMBAC)	1,500	1,607,895
State of Minnesota GO
5.00%, 08/01/15		500	504,175
5.00%, 08/01/16		200	210,924
5.00%, 08/01/17		800	873,616
5.00%, 08/01/19	(Call 08/01/17)	1,000	1,088,100
5.00%, 08/01/25	(PR 08/01/17)	40	43,642
5.00%, 08/01/25	(Call 08/01/17)	1,960	2,135,988
Series A
5.00%, 08/01/15		535	539,467
5.00%, 08/01/18		400	448,516
5.00%, 08/01/19		1,000	1,149,540
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,868,176
Series D
5.00%, 08/01/15		400	403,340
5.00%, 08/01/18		2,000	2,242,580
5.00%, 08/01/19		2,500	2,873,850
5.00%, 08/01/20		640	751,149
Series F
4.00%, 08/01/17		2,000	2,141,020
5.00%, 10/01/17		5,000	5,487,350
5.00%, 10/01/20		1,500	1,766,460
Series H
5.00%, 11/01/19		500	578,070
State of Minnesota RB
Series B
5.00%, 03/01/19		500	568,190
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,144,440
Western Minnesota Municipal Power Agency RB Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,223,960

			34,465,239

Security		Principal (000s)	Value

MISSISSIPPI — 0.16%
Mississippi Development Bank RB
5.00%, 03/01/41	(Call 03/01/16) (SGI)	$250	$252,628
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,142,390
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,127,130
5.25%, 11/01/15		1,250	1,276,862
Series C
5.00%, 10/01/24		1,000	1,225,710
5.00%, 10/01/27	(Call 10/01/25)	2,500	3,021,900

			8,046,620
MISSOURI — 0.82%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,258,040
City of Kansas City MO RB Series C
5.25%, 04/01/40	(Call 04/01/18)	500	544,730
City of Springfield MO RB
4.00%, 08/01/31	(Call 08/01/25)	2,000	2,091,860
Metropolitan St Louis Sewer District RB Series A
5.00%, 05/01/42	(Call 05/01/22)	3,000	3,390,480
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		2,000	2,087,400
5.00%, 05/01/17		1,240	1,343,205
5.25%, 05/01/18	(PR 05/01/17)	600	651,636
5.25%, 05/01/19	(PR 05/01/17)	2,550	2,769,453
5.25%, 05/01/20	(PR 05/01/17)	2,500	2,715,150
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	4,881,160
Series A
5.00%, 05/01/23		1,000	1,222,360
5.00%, 05/01/24		1,000	1,235,750
Series B
5.00%, 05/01/21		2,000	2,376,180
5.00%, 05/01/22	(PR 05/01/16)	1,070	1,116,245
5.00%, 05/01/23	(PR 05/01/16)	1,500	1,564,830
5.00%, 05/01/26	(PR 05/01/16)	5,000	5,216,100
Missouri Joint Municipal Electric Utility Commission RB
5.00%, 01/01/34	(PR 01/01/16) (NPFGC)	2,000	2,055,140
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,068,820
University of Missouri RB Series A
5.00%, 11/01/19		1,055	1,219,074

			40,807,613
NEBRASKA — 0.21%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,114,890
Nebraska Public Power District RB Series A-2
5.00%, 01/01/40	(Call 01/01/22)	1,000	1,100,530

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Omaha Public Power District RB
Series A
5.00%, 02/01/16		$3,705	$3,823,782
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,218,460
Series B
5.00%, 02/01/31	(Call 08/01/24)	1,000	1,156,690
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,090,480

			10,504,832
NEVADA — 0.84%
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,658,790
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,492,992
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,490,050
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,503,450
Series B
5.00%, 06/15/19	(Call 06/15/17) (AMBAC)	1,415	1,532,134
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,229,388
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,024,490
Clark County Water Reclamation District GOL Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,121,750
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		3,500	3,893,050
5.13%, 07/01/36	(Call 01/01/20)	4,480	5,001,203
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	566,275
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,816,200
County of Clark NV RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,106,440
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	2,000	2,025,280
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,099,650
State of Nevada GOL
5.00%, 03/01/22		1,000	1,186,370
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,294,900
State of Nevada RB
5.00%, 06/01/16		2,100	2,199,099
5.00%, 12/01/16		670	715,319
5.00%, 06/01/17		2,520	2,734,200

			41,691,030
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/17		25	27,295

			27,295
NEW JERSEY — 4.51%
Essex County Improvement Authority RB
5.25%, 12/15/20	(AMBAC)	1,000	1,182,250

Security		Principal (000s)	Value

Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	$1,500	$1,872,060
Series B
6.38%, 11/01/15	(NPFGC)	1,000	1,025,930
Series C
5.13%, 11/01/16	(AGM)	1,865	1,984,565
5.13%, 11/01/18	(AGM)	1,000	1,115,480
5.25%, 11/01/20	(AGM)	700	812,091
New Jersey Building Authority RB Series A
5.00%, 06/15/18		1,000	1,063,200
New Jersey Economic Development Authority RB
5.00%, 03/01/19	(PR 03/01/18)	1,490	1,647,880
5.00%, 03/01/19	(Call 03/01/18)	675	711,889
5.00%, 06/15/19		1,055	1,171,999
5.00%, 06/15/22	(AGM)	1,500	1,724,025
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,127,500
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,109,630
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,044,000
5.00%, 06/15/26	(Call 06/15/22)	500	550,485
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,141,287
5.00%, 06/15/46	(Call 06/15/23)	1,000	1,107,810
5.38%, 06/15/15	(ETM)	1,000	1,002,260
Series A
5.00%, 05/01/17		1,000	1,050,800
5.00%, 07/01/29	(Call 06/29/15) (NPFGC)	200	202,974
5.25%, 07/01/15	(Call 06/29/15) (NPFGC)	500	502,140
5.25%, 07/01/16	(Call 06/29/15) (NPFGC)	380	387,425
5.25%, 07/01/17	(Call 06/29/15) (NPFGC)	3,050	3,104,198
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	262,063
Series DD
5.00%, 12/15/17		1,250	1,325,812
Series EE
5.00%, 09/01/15		1,000	1,012,070
5.25%, 09/01/24	(Call 03/01/21)	750	794,685
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,070,880
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	265,983
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,927,364
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	611,407
Series K
5.25%, 12/15/16	(PR 12/15/15) (AMBAC)	3,655	3,754,781
5.50%, 12/15/19	(AMBAC)	3,345	3,690,070
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,109,570
Series NN
5.00%, 03/01/19		3,000	3,220,350
5.00%, 03/01/21		2,000	2,151,000
5.00%, 03/01/22		4,000	4,301,120
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,596,360
5.00%, 03/01/25	(Call 03/01/23)	1,090	1,153,580
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,059,440

272

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series PP
5.00%, 06/15/19		$1,925	$2,074,033
5.00%, 06/15/26	(Call 06/15/24)	2,500	2,636,400
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,096,880
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,575,125
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,511,910
Series W
5.00%, 03/01/16		385	398,537
Series Y
5.00%, 09/01/33	(Call 09/01/18)	820	828,766
New Jersey Educational Facilities Authority RB
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	529,119
Series A
5.00%, 09/01/15	(AGM)	505	511,045
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	227,716
5.00%, 09/01/17	(Call 09/01/15) (AGM)	500	506,015
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,011,993
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	647,311
New Jersey Institute of Technology/NJ RB Series A
5.00%, 07/01/45	(Call 07/01/25)	2,500	2,764,825
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,361,445
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,112,630
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,187,420
5.00%, 01/01/38	(Call 07/01/22)	6,000	6,572,340
5.00%, 01/01/43	(Call 07/01/22)	7,000	7,635,600
Series B
5.00%, 01/01/19		2,935	3,291,485
5.00%, 01/01/21		1,000	1,156,730
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,159,820
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,279,820
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,826,175
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,574,580
Series E
5.25%, 01/01/40	(Call 01/01/19)	2,500	2,756,225
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,644,690
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,188,552
5.00%, 01/01/35	(Call 01/01/20)	1,760	1,921,938
New Jersey Transit Corp. COP
5.00%, 09/15/17	(NPFGC-FGIC)	690	754,881
New Jersey Transit Corp. RB Series A
5.00%, 09/15/18		1,500	1,659,345
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		2,360	2,578,607
5.25%, 12/15/21	(NPFGC)	695	764,618
Series A
0.00%, 12/15/25		2,085	1,268,785
0.00%, 12/15/28		4,140	2,104,072
0.00%, 12/15/29		3,290	1,570,416
0.00%, 12/15/30		1,000	452,290
0.00%, 12/15/31		6,250	2,668,875
0.00%, 12/15/32		400	160,864

Security		Principal (000s)	Value

0.00%, 12/15/33		$930	$353,168
0.00%, 12/15/34		1,055	375,928
0.00%, 12/15/35		6,710	2,254,493
0.00%, 12/15/37		700	208,733
0.00%, 12/15/38		4,145	1,166,030
0.00%, 12/15/39		3,630	960,716
0.00%, 12/15/40		2,500	620,550
4.75%, 12/15/37	(Call 12/15/17) (AMBAC)	525	516,422
5.00%, 06/15/18		1,000	1,063,200
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	1,913,927
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,023,450
5.25%, 12/15/20		3,080	3,362,066
5.25%, 12/15/21		600	654,606
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,077
5.25%, 12/15/22		695	762,088
5.50%, 12/15/15	(AMBAC)	515	526,763
5.50%, 12/15/16	(AGM)	1,500	1,590,270
5.50%, 12/15/21		2,910	3,216,830
5.50%, 12/15/22		2,200	2,448,204
5.50%, 12/15/23		1,500	1,661,805
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	417,728
5.75%, 06/15/17		1,060	1,131,900
Series AA
4.00%, 06/15/27	(Call 06/15/22)	1,500	1,435,365
5.00%, 06/15/20		85	91,532
5.00%, 06/15/22	(SAP)	1,275	1,373,443
5.00%, 06/15/23	(Call 06/15/22)	4,150	4,412,529
5.00%, 06/15/25	(Call 06/15/24)	1,000	1,064,600
5.00%, 06/15/38	(Call 06/15/24)	3,000	3,028,170
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,003,920
Series B
5.00%, 06/15/42	(Call 06/15/21)	4,315	4,332,735
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	513,595
5.25%, 06/15/22	(Call 06/15/21)	560	605,276
5.25%, 12/15/22	(AMBAC)	1,900	2,083,407
5.25%, 06/15/36	(Call 06/15/21)	2,000	2,048,800
5.50%, 12/15/15	(NPFGC)	1,500	1,534,755
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,336,330
5.50%, 12/15/21	(NPFGC)	500	557,335
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,061,620
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,094,121
0.00%, 12/15/28	(AMBAC)	3,130	1,624,752
0.00%, 12/15/30	(NPFGC)	1,000	487,190
0.00%, 12/15/31	(NPFGC-FGIC)	500	236,755
0.00%, 12/15/35	(AMBAC)	3,990	1,298,785
5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	1,750	1,753,902
5.50%, 12/15/15	(AGM)	425	435,298
5.50%, 12/15/17	(AGM)	2,385	2,588,321
Series D
5.00%, 12/15/24		2,020	2,161,440
5.00%, 06/15/32	(Call 12/15/24)	5,000	5,160,800
Rutgers The State University of New Jersey RB Series L
5.00%, 05/01/43	(Call 05/01/23)	2,420	2,701,107
State of New Jersey GO
5.00%, 08/01/15		1,200	1,209,144

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 06/01/27	(Call 06/01/25)	$2,000	$2,293,420
Series H
5.25%, 07/01/16		500	523,790
Series L
5.25%, 07/15/16	(AMBAC)	725	760,576
5.25%, 07/15/17	(AMBAC)	1,000	1,076,590
5.25%, 07/15/19	(AMBAC)	1,400	1,564,822
Series Q
5.00%, 08/15/19		1,000	1,109,350
5.00%, 08/15/20		1,000	1,120,780
5.00%, 08/15/21	(Call 08/15/20)	500	563,060

			224,402,660
NEW MEXICO — 0.08%
New Mexico Finance Authority RB
Series A
5.25%, 06/15/15	(NPFGC)	300	300,684
Series B
5.00%, 06/15/20		500	584,495
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,590,673
State of New Mexico Severance Tax Permanent Fund RB Series D
5.00%, 07/01/16		500	525,695

			4,001,547
NEW YORK — 19.56%
Battery Park City Authority RB Series A
5.00%, 11/01/24	(Call 11/01/23)	1,550	1,899,974
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		500	214,290
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,192,025
City of New York NY GO
5.00%, 10/01/18	(PR 10/01/17)	385	422,434
5.00%, 10/01/20	(PR 10/01/17)	60	65,834
Series 1
5.00%, 08/01/17		1,200	1,304,940
Series A
5.00%, 08/01/22		2,000	2,380,600
5.00%, 08/01/24		5,000	6,048,350
5.00%, 08/01/26	(PR 08/01/16)	10	10,537
5.00%, 08/01/26	(Call 08/01/16)	990	1,041,886
5.00%, 08/01/28	(PR 08/01/16)	10	10,537
5.00%, 08/01/28	(Call 08/01/16)	1,000	1,050,690
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,857,275
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,137,800
Series A-1
5.00%, 08/01/15		1,075	1,083,976
5.00%, 08/01/17		355	386,045
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,188,180
5.00%, 08/01/30	(Call 08/01/21)	500	570,540
5.00%, 08/01/31	(Call 08/01/21)	710	807,575
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,131,310
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,445,240
Series B
5.00%, 08/01/16		1,000	1,053,310
5.00%, 08/01/17		1,000	1,087,450
5.00%, 08/01/18		1,250	1,396,550
5.00%, 08/01/19		1,000	1,141,740
5.00%, 08/01/20		1,600	1,864,496
Series B-1

Security		Principal (000s)	Value

5.25%, 09/01/20	(Call 09/01/18)	$500	$564,625
5.25%, 09/01/23	(Call 09/01/18)	1,535	1,725,386
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,121,310
Series C
5.00%, 08/01/17		1,000	1,087,450
5.00%, 08/01/17	(PR 08/01/15) (AGM)	190	191,474
5.00%, 08/01/17	(Call 08/01/15) (AGM)	810	816,747
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,273,120
5.00%, 08/01/27	(Call 02/01/25)	4,000	4,730,760
5.00%, 08/01/28	(Call 02/01/25)	1,500	1,755,675
5.25%, 08/01/17		250	273,205
5.25%, 08/01/18		480	540,000
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	115	126,482
5.00%, 10/01/20	(Call 10/01/17)	420	461,643
5.00%, 10/01/22	(Call 10/01/17)	805	883,866
5.00%, 10/01/24	(Call 10/01/17)	2,255	2,473,712
Series D
5.00%, 08/01/17		1,500	1,631,175
5.00%, 08/01/18		2,000	2,234,480
5.00%, 08/01/19		4,000	4,566,960
5.00%, 08/01/22		2,000	2,380,600
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,376,980
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,946,700
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,165,600
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,907,774
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,655,880
Series E
5.00%, 08/01/16		2,600	2,738,606
5.00%, 08/01/19		100	114,174
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,143,440
5.00%, 08/01/22	(Call 08/01/19)	400	456,284
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,795,938
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,601,718
Series E-1
6.25%, 10/15/28	(PR 10/15/18)	815	954,389
6.25%, 10/15/28	(Call 10/15/18)	435	507,175
Series F
5.00%, 08/01/15		2,900	2,924,215
5.00%, 08/01/29	(Call 02/01/22)	30	33,912
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,085,527
Series F-1
5.00%, 09/01/15		285	288,525
5.00%, 09/01/20	(PR 09/01/15) (SGI)	515	521,165
5.00%, 09/01/20	(Call 09/01/15) (SGI)	10	10,123
Series G
5.00%, 08/01/15		1,100	1,109,185
5.00%, 08/01/21		5,000	5,910,350
5.00%, 08/01/22	(Call 08/01/17)	1,285	1,403,002
5.00%, 08/01/23		3,000	3,602,910
5.00%, 08/01/24	(PR 02/01/16)	5	5,158
5.00%, 08/01/24	(Call 08/01/17)	1,045	1,110,683
5.00%, 08/01/24	(PR 08/01/17)	100	109,165
Series G-1
5.00%, 04/01/25	(Call 04/01/22)	2,500	2,920,975
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,197,989
Series I
5.00%, 08/01/15		2,965	2,989,758

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 08/01/16		$5,500	$5,793,205
5.00%, 08/01/22		2,000	2,380,600
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,144,670
Series I-1
5.00%, 08/01/17		1,500	1,631,175
5.00%, 08/01/18		215	240,207
5.00%, 08/01/19		2,300	2,626,002
5.00%, 04/01/24	(PR 04/01/16)	1,295	1,345,622
5.38%, 04/01/36	(Call 04/01/19)	2,500	2,838,250
Series J
3.00%, 08/01/16		5,200	5,355,740
5.00%, 08/01/17		1,515	1,647,487
5.00%, 08/01/18		1,000	1,117,240
5.00%, 08/01/21		1,120	1,323,918
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,399,800
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	311,061
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,684,125
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,317,108
Series O
5.00%, 06/01/17	(PR 06/01/15) (AGM)	500	500,125
5.00%, 06/01/20	(PR 06/01/15)	2,000	2,000,520
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,160	2,231,064
5.00%, 02/15/47	(Call 02/15/17)	9,150	9,638,610
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,078,150
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,370,525
5.75%, 02/15/47	(Call 02/15/21)	3,500	3,995,390
Long Island Power Authority RB
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	2,000	2,015,320
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,087,360
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	416,204
5.00%, 12/01/26	(Call 06/01/16) (SGI)	1,200	1,247,628
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,551,242
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,087,960
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,098,900
5.50%, 04/01/22	(Call 04/01/19)	500	561,340
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,265,022
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,168,161
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,159,040
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,936,917
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,174,152
5.75%, 04/01/33	(Call 04/01/19)	1,545	1,747,936
Series E
5.00%, 12/01/17	(Call 12/01/16)	595	635,014
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	771,610
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	531,985
Series F

Security		Principal (000s)	Value

5.00%, 05/01/17	(NPFGC)	$225	$242,393
Metropolitan Transportation Authority RB
Series A
0.00%, 11/15/30		2,000	1,177,480
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,446,915
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	812,240
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	254,603
5.00%, 11/15/18		250	280,913
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	730	741,790
5.00%, 11/15/23	(Call 11/15/22)	1,500	1,804,980
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,192,360
5.00%, 11/15/26	(Call 11/15/22)	1,500	1,774,800
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,323,300
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,474,802
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,365,431
5.00%, 11/15/41	(Call 11/15/21)	500	546,620
5.00%, 11/15/43	(Call 05/15/23)	4,265	4,678,151
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,631,220
5.50%, 07/01/15	(SAP)	675	678,227
5.50%, 11/15/39	(Call 11/15/18)	600	673,440
5.75%, 01/01/16	(SAP)	625	645,363
Series A-1
5.00%, 11/15/16		3,370	3,589,353
5.00%, 11/15/40	(Call 05/15/25)	2,000	2,223,760
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,209,680
Series B
4.00%, 11/15/45	(Call 05/15/25)	2,000	1,986,020
4.50%, 11/15/37	(Call 11/15/17)	500	514,305
4.75%, 11/15/31	(Call 11/15/16)	430	450,232
5.00%, 11/15/34	(Call 11/15/19)	6,175	7,003,870
5.25%, 11/15/23	(AMBAC)	210	255,784
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,146,910
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,199,600
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,161,889
Series D
4.00%, 11/15/15		4,445	4,524,743
5.00%, 11/15/17		3,000	3,297,780
5.00%, 11/15/21		1,000	1,175,440
5.00%, 11/15/23	(Call 11/15/17)	1,000	1,096,440
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,293,820
5.00%, 11/15/34	(Call 11/15/20)	1,500	1,669,065
5.00%, 11/15/36	(Call 11/15/21)	2,500	2,769,700
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,502,247
5.25%, 11/15/34	(Call 11/15/20)	280	319,155
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,130,400
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	5,646,567
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	2,912,641
5.00%, 11/15/43	(Call 11/15/23)	2,000	2,204,180
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	798,094
5.00%, 11/15/18		1,550	1,741,657
5.00%, 11/15/19		1,285	1,475,077
5.00%, 11/15/24	(Call 11/15/22)	1,080	1,287,749
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,324,696
5.00%, 11/15/30	(Call 11/15/22)	1,750	2,007,092
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,527,915

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Nassau County Interim Finance Authority RB Series A
5.00%, 11/15/16		$1,000	$1,066,910
Nassau County Sewer & Storm Water Finance Authority RB Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	589,654
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	600	706,830
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	296,505
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,579,372
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22)	835	962,830
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,616,942
5.00%, 07/15/24	(Call 07/15/22)	660	785,677
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,137,080
5.00%, 07/15/33	(Call 07/15/22)	2,075	2,339,459
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,699,545
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,058,480
5.00%, 07/15/37	(Call 07/15/22)	1,000	1,113,870
5.00%, 07/15/40	(Call 01/15/25) (SAW)	3,300	3,710,124
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,657,416
Series S-1A
5.00%, 07/15/19	(SAW)	175	199,407
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,124,860
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,697,445
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	284,578
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	6,326,112
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,550,752
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15		1,680	1,714,524
5.00%, 11/01/15	(ETM)	350	356,888
5.00%, 02/01/16	(ETM)	165	170,199
5.00%, 02/01/16		1,235	1,275,051
5.00%, 11/01/16	(ETM)	190	202,238
5.00%, 11/01/16		810	863,784
5.00%, 11/01/17	(ETM)	225	247,370
5.00%, 11/01/17		950	1,044,620
5.00%, 11/01/25	(PR 05/01/17)	695	751,636
5.00%, 11/01/25	(Call 05/01/17)	355	382,452
5.00%, 11/01/27	(PR 11/01/17)	1,880	2,065,481
5.00%, 11/01/27	(Call 11/01/17)	920	1,001,714
5.00%, 08/01/28		2,350	2,763,670
5.00%, 11/01/30	(PR 05/01/17)	155	167,631

Security		Principal (000s)	Value

5.00%, 11/01/30	(Call 05/01/17)	$95	$101,614
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,103,180
5.00%, 02/01/33	(Call 02/01/25)	1,710	1,970,382
5.00%, 08/01/34	(Call 08/01/24)	2,500	2,853,000
5.00%, 02/01/35	(Call 02/01/25)	4,100	4,694,869
5.00%, 08/01/35	(Call 08/01/24)	2,000	2,277,300
5.00%, 08/01/39	(Call 08/01/24)	3,500	3,940,860
5.00%, 02/01/41	(Call 02/01/25)	2,000	2,249,360
Series A
5.00%, 11/01/20		1,000	1,172,100
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,184,130
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,176,750
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,129,430
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,130,370
5.00%, 11/01/38	(Call 11/01/23)	3,500	3,931,585
Series A-1
5.00%, 08/01/29	(Call 08/01/24)	1,610	1,880,528
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,119,710
5.00%, 05/01/38	(Call 05/01/19)	1,260	1,406,286
5.00%, 08/01/38	(Call 08/01/24)	2,500	2,819,125
Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,531,080
Series B
5.00%, 11/01/15	(ETM)	115	117,263
5.00%, 11/01/15		80	81,644
5.00%, 11/01/18		1,060	1,194,249
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,244,836
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,154,460
Series B1
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,242,800
Series C
5.00%, 11/01/26	(Call 05/01/24)	1,000	1,191,150
5.00%, 11/01/33	(Call 11/01/20)	500	573,100
5.00%, 11/01/39	(Call 11/01/20)	1,505	1,720,064
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,450,825
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,860,725
Series E
5.00%, 11/01/18		1,500	1,689,975
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,936,325
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,254,340
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,625,700
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,285,480
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,565,130
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,813,725
Series I
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,116,900
5.00%, 05/01/42	(Call 05/01/23)	4,640	5,134,717
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,214,840
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	2,630	3,071,472
5.00%, 06/15/29	(Call 12/15/19)	3,750	4,303,912
5.00%, 06/15/31	(Call 06/15/21)	435	494,456
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,266,660
5.00%, 06/15/39	(Call 06/15/25)	2,000	2,254,000
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,216,000
5.00%, 06/15/46	(Call 06/15/23)	5,750	6,345,815
5.38%, 06/15/40	(Call 12/15/20)	1,005	1,180,161
5.38%, 06/15/43	(Call 12/15/20)	2,715	3,177,310
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,177,940

276

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series A
4.75%, 06/15/30	(Call 06/15/17)	$4,850	$5,199,927
5.00%, 06/15/38	(Call 06/15/17)	4,845	5,204,014
5.00%, 06/15/39	(Call 06/15/15)	665	666,417
5.75%, 06/15/40	(Call 06/15/18)	500	566,700
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,275,776
4.75%, 06/15/33	(Call 06/15/17)	1,125	1,199,408
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,119,520
5.00%, 06/15/22	(Call 06/15/18)	1,400	1,565,536
5.00%, 06/15/27	(Call 06/15/17)	500	541,495
5.00%, 06/15/44	(Call 06/15/24)	4,850	5,362,373
Series B
5.00%, 06/15/36	(Call 06/15/16)	2,700	2,819,961
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,223,651
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,132,670
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,487,217
5.00%, 06/15/47	(Call 12/15/22)	2,000	2,201,560
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,072,070
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	1,500	1,503,195
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	2,000	2,004,260
Series CC
5.00%, 06/15/29	(Call 06/15/18)	1,460	1,621,286
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,201,049
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,300,625
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,205,780
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,774,225
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	1,800	1,928,610
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	293,684
5.00%, 06/15/29	(Call 06/15/16)	1,000	1,046,720
5.00%, 06/15/38	(Call 06/15/15)	2,000	2,004,260
Series DD
4.00%, 06/15/18	(Call 12/15/16)	2,275	2,395,575
4.75%, 06/15/36	(Call 06/15/17)	500	532,550
5.00%, 06/15/32	(Call 06/15/18)	900	993,429
5.00%, 06/15/34	(Call 06/15/23)	2,000	2,258,060
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,599,999
5.00%, 06/15/36	(Call 06/15/24)	2,000	2,252,300
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,121,180
Series EE
5.00%, 06/15/17		1,225	1,331,722
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,403,450
5.00%, 06/15/36	(Call 06/15/24)	4,000	4,504,600
5.00%, 06/15/45	(Call 06/15/24)	2,000	2,222,640
5.25%, 06/15/40	(Call 06/15/19)	9,675	10,994,960
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,096,180
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	799,368
Series GG
5.00%, 06/15/39	(Call 06/15/25)	3,780	4,260,060
5.00%, 06/15/43	(Call 06/15/21)	3,330	3,678,185
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,935,359

Security		Principal (000s)	Value

New York Convention Center Development Corp. RB
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	$2,250	$2,294,617
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	5,000	5,609,050
5.25%, 12/15/43	(Call 12/15/21) (GOI)	100	114,107
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,018,520
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	249,813
Series C
5.50%, 04/01/17	(GOI)	1,475	1,571,185
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,184,057
Series A
4.00%, 12/01/15	(SAW)	1,825	1,860,423
New York Power Authority (The) RB
Series A
5.00%, 11/15/22	(GOI)	1,000	1,202,950
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,116,040
Series C
5.00%, 11/15/15	(NPFGC)	2,300	2,351,451
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	552,330
New York State Dormitory Authority RB
4.00%, 05/15/20		1,350	1,505,102
5.00%, 07/01/15		560	562,402
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,219,860
5.50%, 07/01/18	(NPFGC-FGIC)	415	467,871
5.50%, 05/01/37	(Call 05/01/19)	850	941,333
5.75%, 05/01/37	(Call 05/01/19)	435	486,461
Series 1
5.50%, 07/01/40	(AMBAC)	530	674,022
Series A
4.00%, 05/15/18	(GOI)	2,000	2,168,740
5.00%, 05/15/18	(GOI)	2,000	2,226,860
5.00%, 12/15/20		5,200	6,130,228
5.00%, 12/15/21		1,500	1,788,600
5.00%, 03/15/22		1,300	1,558,635
5.00%, 03/15/23		1,000	1,200,310
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,179,840
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,581,670
5.00%, 02/15/26	(Call 02/15/24)	1,500	1,785,405
5.00%, 12/15/26	(Call 12/15/22)	1,275	1,506,617
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,770,000
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,588,780
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,364,740
5.00%, 03/15/29	(Call 03/15/24)	1,000	1,172,960
5.00%, 03/15/30	(Call 03/15/25)	2,000	2,331,660
5.00%, 03/15/31	(Call 03/15/24)	4,000	4,634,320
5.00%, 06/15/31	(Call 12/15/22)	4,070	4,657,220
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,141,240
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,394,688
5.00%, 03/15/38	(Call 03/15/23)	500	563,465
5.00%, 02/15/39	(PR 02/15/19)	5	5,685
5.00%, 02/15/39	(Call 02/15/19)	3,820	4,249,750
5.00%, 07/01/39	(Call 07/01/19)	2,070	2,313,059
5.00%, 07/01/41	(Call 07/01/21)	500	554,550
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,100,010
5.00%, 02/15/43	(Call 02/15/23)	3,500	3,881,885

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 03/15/44	(Call 03/15/24)	$2,995	$3,366,170
5.25%, 05/15/21		1,000	1,158,570
5.75%, 07/01/27	(NPFGC)	500	614,580
Series B
5.00%, 03/15/19		1,020	1,155,935
5.00%, 03/15/28	(Call 03/15/19)	780	875,519
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,682,115
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,200,700
5.50%, 03/15/26	(AMBAC)	845	1,071,029
Series C
5.00%, 03/15/17		2,400	2,583,288
5.00%, 03/15/22		1,000	1,195,420
5.00%, 12/15/22	(PR 12/15/16)	3,805	4,063,512
5.00%, 03/15/24	(Call 03/15/18)	280	308,451
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,146,060
5.00%, 12/15/31	(PR 12/15/16)	1,295	1,383,798
5.00%, 12/15/31	(Call 12/15/16)	2,205	2,353,485
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,140,270
5.00%, 03/15/34	(Call 03/15/21)	1,375	1,551,467
5.00%, 03/15/35	(Call 03/15/24)	5,390	6,110,643
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,244,620
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,121,500
Series D
5.00%, 06/15/16		2,300	2,412,148
5.00%, 06/15/18		3,000	3,339,660
5.00%, 03/15/25	(Call 09/15/16)	40	42,232
5.00%, 03/15/25	(PR 09/15/16)	1,590	1,683,126
5.00%, 03/15/36	(PR 09/15/16)	465	492,235
5.00%, 03/15/36	(Call 09/15/16)	735	776,491
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,009,160
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,530,876
5.00%, 02/15/23		1,000	1,198,950
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/17		1,000	1,086,380
5.00%, 06/15/19		2,000	2,286,980
5.00%, 06/15/22		1,020	1,227,295
5.00%, 06/15/24	(Call 06/15/22)	750	891,390
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	226,714
4.75%, 06/15/32	(Call 06/15/17)	400	428,216
5.00%, 06/15/31	(Call 06/15/21)	650	741,364
5.00%, 06/15/37	(Call 06/15/18)	10	11,041
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,204,700
Series C
5.00%, 10/15/35	(Call 10/15/16)	1,850	1,950,880
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	588,985
5.00%, 04/01/22		1,610	1,923,547
5.00%, 04/01/30	(Call 04/01/22)	500	569,685
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,265,660
Series B
5.00%, 04/01/19	(Call 10/01/18)	1,890	2,118,955
5.00%, 04/01/20	(Call 10/01/18)	1,400	1,567,636
New York State Thruway Authority RB
5.00%, 04/01/18		805	891,079
5.00%, 04/01/19		550	623,524
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,296,980
5.00%, 01/01/32	(Call 01/01/25)	4,500	5,092,695
Series A

Security		Principal (000s)	Value

5.00%, 03/15/18	(Call 09/15/17)	$1,000	$1,097,620
5.00%, 05/01/19		10,675	12,061,042
5.00%, 05/01/19	(AGM)	655	740,851
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,274,420
Series B
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,270,425
5.00%, 04/01/17	(PR 10/01/15) (NPFGC)	275	279,422
5.00%, 04/01/17	(Call 10/01/15) (NPFGC)	1,795	1,824,061
5.00%, 04/01/21	(PR 10/01/15) (AMBAC)	180	182,894
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,160	1,178,548
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,408,575
5.50%, 04/01/20	(AMBAC)	620	734,210
Series F
5.00%, 01/01/17	(Call 06/01/15) (AMBAC)	40	40,010
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,645,665
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,730,174
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,402,227
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	787,212
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,274,620
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,113,050
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,181,260
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,560	3,015,066
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,197,480
New York State Urban Development Corp. RB
5.00%, 12/15/17		200	220,428
5.00%, 12/15/18		40	45,122
5.00%, 03/15/23		1,500	1,800,465
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,181,000
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,317,160
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,143,270
5.00%, 03/15/34	(Call 03/15/24)	2,300	2,613,168
Series A
5.00%, 03/15/16		3,450	3,579,720
5.00%, 03/15/17		4,100	4,413,117
5.00%, 03/15/19		1,000	1,133,270
5.00%, 03/15/20		2,000	2,321,780
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,138,920
Series A-1
5.00%, 12/15/17		2,365	2,606,561
5.00%, 12/15/18		310	349,696
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,338,352
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,440,560
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,842,840
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,066,240
5.25%, 01/01/24	(Call 07/01/18)	250	280,093
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	281,400
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,222,460

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series C
5.00%, 12/15/15		$1,000	$1,026,490
5.00%, 12/15/16		750	803,138
5.00%, 03/15/17		1,000	1,076,370
Series D
5.00%, 01/01/16		2,180	2,241,825
5.00%, 03/15/21		5,000	5,891,550
5.00%, 03/15/22		2,000	2,390,840
5.00%, 03/15/23		3,000	3,600,930
5.25%, 01/01/17		460	493,465
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,138,050
5.25%, 01/01/21	(Call 01/01/19)	500	567,520
5.50%, 01/01/19		1,515	1,737,387
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,428,476
Series E
5.00%, 03/15/20		1,200	1,393,068
5.00%, 03/15/21		1,000	1,178,310
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,400,900
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	2,089,480
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,018,240
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	211,207
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	257,020
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	822,690
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	2,047,164
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	311,824
5.00%, 12/01/30	(Call 06/01/15) (GOI)	1,255	1,267,864
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,528,707
5.00%, 07/15/35	(Call 07/15/20) (GOI)	730	822,754
5.00%, 10/01/35	(Call 10/01/16) (GOI)	1,800	1,890,540
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,416,049
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,824,775
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	137,915
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,162,954
5.00%, 10/15/39	(Call 10/15/19) (GOI)	1,000	1,129,820
Series 179
5.00%, 12/01/18		1,000	1,129,870
5.00%, 12/01/22		1,500	1,814,295
5.00%, 06/01/33	(Call 12/01/23)	1,000	1,145,120
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,799,175
Series 189
5.00%, 05/01/27	(Call 05/01/25)	1,200	1,444,632
Series 5
5.38%, 03/01/28	(GOI)	2,150	2,626,590
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,213,775
6.13%, 06/01/94	(Call 06/01/24) (GOI)	500	593,830
Sales Tax Asset Receivable Corp. RB

Security		Principal (000s)	Value

Series A
3.00%, 10/15/16		$1,000	$1,035,360
5.00%, 10/15/15		1,000	1,018,260
5.00%, 10/15/17		1,000	1,098,970
5.00%, 10/15/18		1,500	1,691,640
5.00%, 10/15/20		1,500	1,769,535
5.00%, 10/15/21		2,000	2,392,460
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,454,840
5.00%, 10/15/28	(Call 10/15/24)	5,000	5,983,850
5.00%, 10/15/30	(Call 10/15/24)	3,000	3,546,360
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,168,947
Series C
3.00%, 02/01/16		1,035	1,054,520
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/31		2,000	1,098,900
0.00%, 11/15/32		1,800	933,498
5.00%, 11/15/22		5,280	6,335,419
5.00%, 01/01/23	(Call 01/01/22) (GOI)	1,000	1,187,710
5.00%, 01/01/25	(Call 01/01/22) (GOI)	1,000	1,175,540
5.00%, 01/01/26	(Call 01/01/22) (GOI)	685	803,409
5.00%, 11/15/26	(Call 05/15/23)	2,000	2,330,660
5.00%, 01/01/27	(Call 01/01/22) (GOI)	1,070	1,245,673
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,156,790
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,174,420
5.00%, 11/15/37	(Call 05/15/18) (GOI)	2,450	2,676,723
Series B
0.00%, 11/15/32		3,360	1,814,467
5.00%, 11/15/20		2,500	2,935,300
5.00%, 11/15/21		30	35,647
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,196,260
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,610,648
5.00%, 11/15/27	(Call 11/15/22)	1,600	1,893,120
5.25%, 11/15/15	(GOI)	3,575	3,658,941
Series C
5.00%, 11/15/33	(Call 11/15/18)	1,020	1,135,454
5.00%, 11/15/38	(Call 11/15/18) (GOI)	775	855,554
Series D
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,303,600
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,219,880
Series Y
5.50%, 01/01/17	(ETM) (GOI)	455	474,110
Utility Debt Securitization Authority RB
Series TE
5.00%, 12/15/30	(Call 12/15/23)	6,500	7,579,910
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,441,930
5.00%, 12/15/41	(Call 12/15/23)	2,405	2,728,280

			972,581,048
NORTH CAROLINA — 1.46%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,200,640

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series B
5.00%, 07/01/38	(Call 07/01/20)	$1,000	$1,139,260
County of Mecklenburg NC GO
Series A
5.00%, 08/01/16		525	553,728
Series C
5.00%, 03/01/17		1,750	1,884,173
County of Wake NC GO
5.00%, 03/01/19		1,000	1,138,610
Series C
5.00%, 03/01/20		1,000	1,164,810
5.00%, 03/01/21		2,000	2,369,300
5.00%, 03/01/25		1,600	1,990,624
Series D
4.00%, 02/01/17		470	496,649
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	584,535
5.00%, 01/01/21		1,330	1,532,373
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,236,960
6.00%, 01/01/22		390	477,481
North Carolina Municipal Power Agency No. 1 RB
Series A
5.00%, 01/01/18		3,500	3,841,775
5.00%, 01/01/19		2,295	2,579,741
5.25%, 01/01/17		1,000	1,072,260
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,653,630
Raleigh Durham Airport Authority RB Series A
5.00%, 05/01/32	(Call 05/01/20)	630	708,416
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		2,800	3,144,624
Series A
5.00%, 03/01/16		1,530	1,584,942
5.00%, 09/01/16		2,625	2,777,513
5.00%, 03/01/17		1,185	1,275,854
Series B
5.00%, 06/01/16		535	560,391
5.00%, 04/01/17		1,000	1,079,960
5.00%, 06/01/17		400	434,584
5.00%, 06/01/19		1,000	1,146,130
Series C
4.00%, 05/01/20		1,500	1,682,610
4.00%, 05/01/21		1,000	1,131,890
5.00%, 05/01/19		1,000	1,143,650
5.00%, 05/01/21		1,100	1,306,899
5.00%, 05/01/22		2,050	2,472,218
Series E
5.00%, 05/01/18		1,000	1,114,310
5.00%, 05/01/19		2,000	2,287,300
5.00%, 05/01/20		2,000	2,338,200
State of North Carolina RB
5.00%, 03/01/17		1,000	1,074,470
5.00%, 03/01/18		500	552,210
5.00%, 03/01/24		2,000	2,350,240
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,256,600
5.25%, 03/01/20	(Call 03/01/19)	1,120	1,274,862
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,716,000

Security		Principal (000s)	Value

Series B
5.00%, 11/01/18		$1,000	$1,127,360
5.00%, 11/01/20		1,150	1,349,755
5.00%, 11/01/23	(Call 11/01/21)	795	945,080
5.00%, 06/01/26		1,000	1,226,380
Series C
5.00%, 05/01/27	(Call 05/01/24)	1,500	1,779,765
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,149,260
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,140,010
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,292,501

			72,340,533
OHIO — 0.89%
American Municipal Power Inc. RB
5.00%, 02/15/38	(PR 02/15/18)	940	1,040,909
5.00%, 02/15/38	(Call 02/15/18)	60	64,765
5.25%, 02/15/28	(PR 02/15/18)	945	1,052,749
5.25%, 02/15/28	(Call 02/15/18)	55	60,151
Cincinatti City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	24,674
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,247,650
City of Columbus OH GO
5.00%, 07/01/20		1,000	1,173,280
Series 1
5.00%, 07/01/23		1,875	2,287,706
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,369,560
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,651,425
5.00%, 06/01/31	(PR 12/01/17)	20	22,019
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	2,500	2,525,775
5.00%, 11/15/43	(Call 05/15/23)	1,000	1,117,410
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,248,400
Ohio State Turnpike Commission RB
0.00%, 02/15/34	(Call 02/15/31)	1,000	823,020
5.00%, 02/15/48	(Call 02/15/23)	4,500	4,947,435
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,141,260
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,689,450
Series A-2
0.00%, 02/15/37		6,880	2,640,406
0.00%, 02/15/40		2,500	816,500
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,013,690
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,225,580
Ohio State Water Development Authority RB Series A
5.00%, 12/01/21	(PR 12/01/19)	1,000	1,159,810
State of Ohio GO
5.38%, 09/01/28	(PR 03/01/18)	725	811,493
5.38%, 09/01/28	(Call 03/01/18)	1,245	1,381,962
Series A
5.00%, 09/15/16		1,000	1,059,500
5.00%, 09/15/18		1,680	1,890,823
5.00%, 09/15/21		1,200	1,425,156
5.00%, 09/01/25		1,000	1,233,710
Series C
5.00%, 09/15/15		500	507,130

280

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 09/15/21		$1,500	$1,781,445
State of Ohio RB Series 2008-1
5.00%, 06/15/16		800	839,160

			44,274,003
OKLAHOMA — 0.23%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	1,515	1,679,938
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,234,940
5.25%, 06/01/40	(Call 06/01/20)	500	569,365
Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,000	2,027,740
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	757,335
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		500	534,570
5.00%, 01/01/20		1,500	1,734,120
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,165,350
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	569,285

			11,272,643
OREGON — 0.43%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/15		1,440	1,440,389
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,136,400
Oregon State Lottery RB
Series C
5.00%, 04/01/24		1,000	1,217,490
Series D
5.00%, 04/01/29	(Call 04/01/25) (MORAL OBLG)	2,000	2,376,040
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(PR 11/15/17)	3,725	4,056,190
5.00%, 11/15/28	(Call 11/15/24)	2,500	2,985,600
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,189,970
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,761,705
5.00%, 11/15/33	(PR 05/15/19)	1,070	1,220,388
State of Oregon GO
4.50%, 08/01/32	(PR 08/01/17)	1,255	1,356,329
Series
4.50%, 08/01/32	(Call 08/01/17)	2,410	2,537,392

			21,277,893
PENNSYLVANIA — 3.24%
Allegheny County Sanitary Authority RB
Series A
5.00%, 12/01/20	(Call 12/01/15) (NPFGC)	1,575	1,612,060
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	1,655	1,693,777

Security		Principal (000s)	Value

City of Philadelphia PA Airport Revenue RB Series A
5.00%, 06/15/40	(Call 06/15/20)	$500	$540,470
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/45	(Call 07/01/24)	2,000	2,186,140
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	320,436
Series C
5.00%, 08/01/17	(AGM)	370	403,293
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,095,540
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	2,000	2,012,820
5.00%, 07/01/17		4,025	4,363,100
5.00%, 03/15/20		3,000	3,430,320
5.00%, 07/01/22		1,000	1,163,600
5.00%, 03/15/31	(Call 03/15/25)	4,000	4,525,600
First Series
4.00%, 09/01/16		1,000	1,042,700
4.00%, 09/01/17	(Call 09/01/16)	1,640	1,713,374
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,009,830
5.00%, 07/01/18		2,805	3,106,481
5.00%, 07/01/19		1,000	1,134,890
5.00%, 06/01/20		1,000	1,147,400
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,034,096
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,302,560
5.00%, 04/01/25	(Call 04/01/23)	5,000	5,873,100
5.00%, 10/01/25	(Call 10/01/16)	1,450	1,533,447
5.00%, 10/01/26	(Call 10/01/16)	2,085	2,207,014
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,166,070
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,304,940
5.00%, 11/15/29	(Call 11/15/21)	500	566,695
Second Series
5.00%, 01/01/16		1,665	1,711,803
5.00%, 03/01/17		500	535,960
5.00%, 07/01/18		4,185	4,634,804
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,090,240
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,055,380
5.00%, 05/01/19		2,600	2,940,080
5.00%, 07/01/19		475	539,073
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,007,991
5.00%, 05/01/20		755	865,124
5.00%, 07/01/20		1,255	1,441,869
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,728,450
5.00%, 07/01/21		500	578,915
5.00%, 01/01/26	(Call 01/01/16)	1,150	1,181,843
5.00%, 10/15/29	(Call 10/15/23)	2,000	2,284,760
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,136,840
Series A
5.00%, 02/15/17		500	535,125
Series D
4.00%, 08/15/33		3,000	3,032,490
Series T
5.00%, 07/01/21		1,000	1,157,830
5.00%, 07/01/22		1,700	1,978,120
Third Series
5.00%, 07/15/17		3,025	3,282,881
5.25%, 07/01/15		1,800	1,808,154
County of Chester PA GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,607,344
Delaware River Port Authority RB

281

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 01/01/33	(Call 01/01/24)	$2,000	$2,254,020
5.00%, 01/01/40	(Call 01/01/24)	1,500	1,672,695
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,106,060
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	549,560
Delaware Valley Regional Finance Authority RB Series A
5.50%, 08/01/28	(AMBAC)	610	711,760
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/15		920	923,984
5.00%, 07/01/16		940	988,307
5.00%, 07/01/18		4,115	4,606,372
5.00%, 07/01/19		6,000	6,883,740
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,097,380
5.00%, 01/01/22	(Call 07/01/17)	500	543,160
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,625,825
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,027,510
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	1,250	1,368,050
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	766,283
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		1,000	1,048,400
5.00%, 06/15/17		1,150	1,247,957
Pennsylvania Turnpike Commission RB
0.00%, 12/01/34	(Call 12/01/20)	500	528,230
0.00%, 12/01/37	(Call 12/01/35)	4,500	2,952,255
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,333,000
5.00%, 12/01/38	(Call 12/01/19)	2,500	2,710,650
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,087,810
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,764,240
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,120	1,252,776
5.00%, 12/01/44	(Call 12/01/24)	2,875	3,133,721
Series A-1
5.00%, 12/01/26	(Call 06/01/25)	1,000	1,165,650
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	534,850
5.00%, 12/01/40	(Call 06/01/25)	2,000	2,199,960
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	569,180
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,217,520
5.25%, 06/01/24	(Call 06/01/19)	575	650,256
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,049,549
5.75%, 06/01/39	(Call 06/01/19)	250	281,203
Series C
5.00%, 12/01/39	(Call 12/01/24)	1,500	1,653,810
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,110,300
5.00%, 12/01/44	(Call 12/01/24)	2,000	2,179,980
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,277,807
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	547,035
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,373,448
State Public School Building Authority RB
5.50%, 06/01/28	(AGM)	470	563,220
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,891,746

Security		Principal (000s)	Value

Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	$1,000	$1,113,750

			161,187,838
RHODE ISLAND — 0.03%
Rhode Island Economic Development Corp. RB Series A
5.25%, 06/15/19	(AGM)	1,200	1,365,660

			1,365,660
SOUTH CAROLINA — 1.07%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,301,560
City of Columbia SC Waterworks & Sewer System Revenue RB Series A
5.00%, 02/01/41	(Call 02/01/21)	500	552,405
Greenville County School District RB
4.63%, 12/01/20	(AGM)	1,000	1,150,450
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,062,730
Piedmont Municipal Power Agency RB Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,146,470
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,522,392
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,173,120
5.00%, 12/01/50	(Call 06/01/25)	1,500	1,621,395
5.50%, 01/01/38	(PR 01/01/19)	205	235,403
5.50%, 01/01/38	(Call 01/01/19)	2,395	2,690,926
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,511,240
Series B
5.00%, 12/01/16		1,000	1,066,540
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,351,570
5.00%, 01/01/23	(Call 01/01/16) (NPFGC)	1,275	1,310,305
5.00%, 12/01/38	(Call 12/01/23)	2,020	2,223,939
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,497,375
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,252,116
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,594,054
5.00%, 12/01/36	(Call 12/01/21)	1,500	1,669,545
5.00%, 12/01/46	(Call 12/01/24)	1,500	1,645,665
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,950	2,168,517
5.00%, 12/01/48	(Call 12/01/23)	4,350	4,746,459
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,036,280
5.25%, 10/01/40	(Call 10/01/19)	500	560,505
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	957,700
3.63%, 10/01/33	(Call 10/01/22)	875	861,700
State of South Carolina GO
5.00%, 03/01/16		2,300	2,382,593
Series A
4.00%, 06/01/15		2,550	2,550,561
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,098,100
5.00%, 06/01/17		1,850	2,009,951
5.00%, 06/01/18		1,000	1,116,880

			53,068,446

282

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

TENNESSEE — 0.64%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		$300	$307,323
5.00%, 12/01/17		1,000	1,101,300
City of Memphis TN GO
5.00%, 10/01/15	(NPFGC)	1,250	1,270,513
5.00%, 04/01/26		2,000	2,401,320
5.25%, 10/01/17	(NPFGC)	1,000	1,102,760
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,250	1,452,262
County of Shelby TN GO
Series A
5.00%, 04/01/17		1,500	1,619,370
5.00%, 03/01/24		1,000	1,216,820
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,146,165
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	859,500
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,099,530
5.00%, 07/01/22		1,770	2,119,327
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,195,550
Series D
5.00%, 07/01/16		1,500	1,577,085
State of Tennessee GO
Series A
4.00%, 08/01/17		5,485	5,874,216
5.00%, 08/01/21		1,000	1,191,710
5.00%, 08/01/22		3,500	4,232,060
Tennessee State School Bond Authority RB
5.00%, 11/01/40	(Call 11/01/25)	2,000	2,286,360

			32,053,171
TEXAS — 9.26%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,104,360
3.00%, 02/15/36	(PSF)	1,000	1,041,120
Austin Community College District GOL
4.00%, 08/01/40	(Call 08/01/25)	1,500	1,517,460
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,677,889
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,153,000
Series A
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,697,800
Central Texas Turnpike System RB
0.00%, 08/15/21		500	435,259
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	7,448,134
Series B
0.00%, 08/15/37	(Call 08/15/24)	1,000	364,330
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,658,355
Series C
5.00%, 08/15/33	(Call 08/15/24)	2,000	2,189,820
5.00%, 08/15/34	(Call 08/15/24)	1,500	1,638,705
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,627,770
5.00%, 08/15/42	(Call 08/15/24)	4,000	4,261,000
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,101,870
Series A
5.00%, 11/15/45	(Call 11/15/25)	2,000	2,218,320

Security		Principal (000s)	Value

City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	$1,000	$1,124,970
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,706,312
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,117,290
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,119,910
City of Brownsville TX Utilities System Revenue RB
Series A
5.00%, 09/01/31	(PR 09/01/15) (AMBAC)	345	349,164
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	155	156,604
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/45	(Call 07/15/25)	2,000	2,200,120
Series B
2.00%, 07/15/45	(Call 01/15/17)	1,500	1,521,150
City of Dallas TX GOL
5.00%, 02/15/24		1,800	2,185,578
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,379,040
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,772,865
Series A
5.00%, 02/15/18	(ETM)	5	5,534
5.00%, 02/15/18		3,095	3,425,948
5.00%, 02/15/20	(ETM)	5	5,792
5.00%, 02/15/20		645	748,781
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/15	(AMBAC)	1,200	1,219,692
5.00%, 10/01/16	(AMBAC)	1,865	1,979,287
5.00%, 10/01/17	(AMBAC)	5,900	6,470,766
5.00%, 10/01/39	(Call 10/01/20)	850	969,697
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,673,790
Series A
5.00%, 10/01/26	(Call 10/01/25)	1,400	1,705,340
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	839,378
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,655,760
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,599,528
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,677,045
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,114,670
City of Houston TX Combined Utility System Revenue RB
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,870,620
5.25%, 11/15/17	(AGM)	825	912,640
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,170,660
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,180,210
Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,119,120
Series C
5.00%, 11/15/18		750	846,068
5.00%, 05/15/20		1,725	2,005,399
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,565,410
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,521,650
Series D
5.00%, 11/15/21		890	1,055,309
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,125,450
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,112,400
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,251,840
Series E
5.00%, 11/15/16		1,000	1,065,620

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

City of Houston TX GOL
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	$560	$566,731
Series A
5.00%, 03/01/18		2,100	2,325,330
5.00%, 03/01/19	(Call 03/01/18)	500	551,780
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	192,284
5.00%, 03/01/26	(Call 03/01/24)	1,500	1,778,760
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,124,480
5.25%, 03/01/28	(Call 03/01/18)	2,670	2,960,870
City of San Antonio TX GOL
5.00%, 02/01/19		500	566,980
City of San Antonio TX Water System Revenue RB
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,372,384
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,157,280
City Public Service Board of San Antonio TX RB
5.00%, 02/01/16		500	516,100
5.00%, 02/01/17		1,050	1,126,430
5.00%, 02/01/20		1,000	1,158,020
5.00%, 02/01/23		2,000	2,405,640
5.00%, 02/01/32	(Call 02/01/17)	2,515	2,665,372
5.00%, 02/01/32	(PR 02/01/17)	40	42,876
5.00%, 02/01/44	(Call 02/01/24)	2,550	2,839,909
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,713,500
5.25%, 02/01/24		2,620	3,219,037
5.25%, 02/01/25		1,370	1,704,170
Series A
5.00%, 02/01/25	(PR 02/01/16)	7,225	7,448,614
Series D
5.00%, 02/01/17		1,250	1,340,988
5.00%, 02/01/18		1,000	1,105,610
5.00%, 02/01/19		600	681,300
Clear Creek Independent School District GO Series B
3.00%, 02/15/35		2,000	2,086,260
County of Bexar TX GOL
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,265,640
County of Fort Bend TX GOL
4.75%, 03/01/31	(PR 03/01/17) (NPFGC)	1,485	1,590,123
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,670,920
Series B
5.00%, 10/01/25	(Call 10/01/16)	400	423,572
Series C
5.25%, 08/15/19	(AGM)	1,500	1,740,870
County of Harris TX RB
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,113,120
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	571,645
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,413,430
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,094,770
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(PR 02/15/17) (PSF)	2,540	2,722,829
5.00%, 02/15/30	(Call 02/15/17) (PSF)	260	277,326
5.00%, 02/15/35	(PR 02/15/17) (PSF)	1,155	1,238,137

Security		Principal (000s)	Value

5.00%, 02/15/35	(Call 02/15/17) (PSF)	$45	$47,867
Series B-3
2.00%, 02/15/44	(PSF)	2,000	2,005,860
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,131,700
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(Call 12/01/18)	250	277,515
5.00%, 12/01/36	(PR 12/01/16) (AMBAC)	2,755	2,936,968
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	1,980	2,087,316
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,112,200
5.25%, 12/01/29	(AMBAC)	1,050	1,313,529
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,112,760
Series A
5.00%, 12/01/25	(Call 12/01/24)	3,015	3,648,240
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	1,000	1,060,280
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,152,770
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	573,820
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/16		500	531,590
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,078,280
5.00%, 11/01/45	(Call 11/01/20)	500	539,450
5.25%, 11/01/38	(Call 11/01/20)	500	554,700
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,121,890
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,104,150
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,640,790
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,183,180
Series D
5.00%, 11/01/17		1,000	1,096,550
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,127,220
5.25%, 11/01/30	(Call 11/01/23)	1,000	1,156,670
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,180,320
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,225,580
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,110,450
Fort Worth Independent School District GO
5.00%, 02/15/28	(Call 02/15/25) (PSF)	1,500	1,800,570
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,650,300
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,515,260
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,492,300
Grand Prairie Independent School District GO
5.00%, 02/15/37	(PR 02/15/17)	1,000	1,071,980
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	344,217
5.25%, 10/01/21		715	860,824
Harris County Flood Control District RB

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series A
5.00%, 10/01/34	(Call 10/01/20)	$1,500	$1,699,110
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,116,260
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)	1,250	344,013
0.00%, 11/15/50	(Call 11/15/31) (AGM)	2,000	362,360
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,576,899
Houston Community College System GOL
5.00%, 02/15/43	(Call 02/15/23)	2,515	2,793,008
Houston Independent School District GOL
1.00%, 06/01/39		3,000	3,068,850
5.00%, 02/15/17		1,220	1,310,048
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,876,962
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	650	696,293
Klein Independent School District GO Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	264,151
Leander Independent School District GO Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	4,000	1,620,600
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,621,200
5.75%, 05/15/28	(Call 06/01/15)	75	75,023
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,214,740
6.25%, 05/15/28	(PR 05/15/18)	1,500	1,724,825
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,127,460
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,109,860
Midland County Fresh Water Supply District No. 1 RB Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	537,800
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	669,014
Series A
5.00%, 08/01/37	(PR 08/01/17) (PSF)	500	542,350
North Texas Municipal Water District RB
5.00%, 09/01/31	(PR 09/01/16) (NPFGC)	1,050	1,109,766
5.00%, 09/01/35	(PR 09/01/16) (NPFGC)	1,750	1,849,925
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,877,089
North Texas Tollway Authority RB
0.00%, 01/01/37	(AGM)	3,250	1,235,650
0.00%, 09/01/43	(Call 09/01/31)	500	448,110
5.75%, 01/01/38	(PR 01/01/18)	5,120	5,727,386
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,172,930
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	569,480
6.00%, 01/01/43	(Call 01/01/21)	250	287,185
Series A
5.00%, 01/01/20		2,120	2,436,643
5.00%, 01/01/22		1,000	1,172,190

Security		Principal (000s)	Value

5.00%, 01/01/25	(Call 01/01/24)	$1,000	$1,171,060
5.00%, 01/01/32	(Call 01/01/25)	5,000	5,541,850
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,310	10,059,920
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,938,200
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,163,995
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,143,470
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	564,768
0.00%, 09/01/43	(Call 09/01/31)	2,500	552,325
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,205,220
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,077,090
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,432,935
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	492,805
1.95%, 01/01/38		1,000	1,007,830
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,429,007
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,140,820
Series D
0.00%, 01/01/31	(AGM)	965	498,683
0.00%, 01/01/34	(AGM)	2,900	1,286,643
5.00%, 09/01/24	(Call 09/01/21)	700	823,928
5.00%, 09/01/30	(Call 09/01/21)	1,175	1,345,868
5.00%, 09/01/32	(Call 09/01/21)	4,970	5,644,926
Series E-3
5.75%, 01/01/38	(PR 01/01/16)	1,150	1,186,076
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	563,870
Permanent University Fund RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,253,200
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	326,070
Plano Independent School District GO Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,868,419
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	557,040
San Antonio Independent School District/TX GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	984,399
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,539,090
4.00%, 09/15/42	(Call 09/15/22)	2,000	1,947,980
Spring Independent School District GO
5.00%, 08/15/33	(Call 08/15/17) (PSF)	6,435	6,960,353
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,268,616
4.50%, 04/01/33	(PR 04/01/17)	105	112,247
4.50%, 04/01/33	(Call 04/01/17)	2,765	2,917,960
4.65%, 04/01/25	(PR 04/01/16)	1,000	1,036,240
4.75%, 04/01/37	(Call 04/01/18)	1,465	1,590,756
5.00%, 10/01/16		2,000	2,123,400
5.00%, 04/01/17		5,000	5,397,900
5.00%, 10/01/19		1,000	1,155,340
5.00%, 04/01/20		2,000	2,331,880
5.00%, 04/01/21		1,000	1,182,540
5.00%, 10/01/21		2,000	2,380,080
5.00%, 04/01/22		2,000	2,390,180
5.00%, 04/01/26	(PR 04/01/18)	95	105,511
5.00%, 04/01/26	(Call 04/01/18)	955	1,054,941

285

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 04/01/27	(PR 04/01/18)	$115	$127,724
5.00%, 04/01/27	(Call 04/01/18)	1,185	1,309,010
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,727,600
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,348,340
5.00%, 04/01/28	(PR 04/01/16)	1,000	1,039,170
5.00%, 04/01/30	(PR 04/01/16)	2,850	2,961,634
5.00%, 04/01/33	(PR 04/01/17)	1,460	1,574,084
5.00%, 04/01/33	(Call 04/01/17)	6,480	6,921,547
5.00%, 04/01/35	(Call 04/01/24)	1,660	1,896,633
5.00%, 04/01/36	(Call 04/01/22)	4,500	5,126,220
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,378,240
Series A
4.00%, 10/01/31	(Call 10/01/24)	2,000	2,136,540
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,061,300
4.50%, 04/01/35	(Call 04/01/17) (NPFGC)	1,000	1,054,390
5.00%, 10/01/21		1,200	1,430,028
5.00%, 10/01/22		2,000	2,410,620
5.00%, 10/01/23		1,000	1,217,550
5.00%, 10/01/28	(Call 10/01/24)	5,000	5,900,500
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,694,880
Texas Public Finance Authority RB
4.00%, 07/01/17	(Call 01/01/17)	1,000	1,054,300
5.00%, 07/01/16		5,000	5,256,950
Series A
5.00%, 01/01/16		500	514,145
5.00%, 01/01/17	(PR 01/01/16)	1,000	1,027,450
5.00%, 07/01/17	(PR 01/01/16)	5,000	5,137,250
Series B
4.00%, 01/01/19	(Call 07/01/15)	8,500	8,527,540
5.00%, 07/01/18	(PR 07/01/15)	4,030	4,046,362
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/16		500	519,975
5.00%, 04/01/20	(PR 04/01/16)	595	617,973
5.00%, 04/01/24	(Call 04/01/17)	1,585	1,707,742
5.00%, 04/01/25	(PR 04/01/16)	900	934,749
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,003,911
Series A
4.75%, 04/01/17		1,800	1,935,018
5.00%, 04/01/17		800	863,664
5.00%, 04/01/21	(PR 04/01/16)	4,000	4,154,440
5.00%, 04/01/21		4,225	4,985,965
5.00%, 04/01/23		1,080	1,307,675
5.00%, 04/01/23	(PR 04/01/16)	5,160	5,359,228
5.00%, 04/01/24		4,000	4,866,400
Texas Water Development Board RB
Series A
5.00%, 07/15/26	(Call 07/15/17)	2,325	2,522,369
5.00%, 07/15/27	(Call 07/15/17)	250	270,893
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,209,870
Series B
5.00%, 08/15/26		1,500	1,876,335
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,131,550

			460,422,157
UTAH — 0.95%
Intermountain Power Agency RB
Series A
5.00%, 07/01/16		6,380	6,704,295

Security		Principal (000s)	Value

5.00%, 07/01/21	(Call 07/01/18)	$1,000	$1,112,180
State of Utah GO
5.00%, 07/01/23		1,500	1,841,460
5.00%, 07/01/24		1,000	1,238,340
Series A
4.00%, 07/01/17		1,000	1,069,390
5.00%, 07/01/16		500	525,750
5.00%, 07/01/17		4,685	5,107,119
5.00%, 07/01/22	(PR 07/01/21)	1,040	1,235,749
Series C
5.00%, 07/01/15		3,175	3,188,779
5.00%, 07/01/17		1,000	1,090,100
5.00%, 07/01/18		2,540	2,845,765
University of Utah RB Series A
5.00%, 08/01/43	(Call 08/01/23)	3,000	3,353,460
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,618,484
Series A
5.00%, 06/15/24		3,000	3,674,970
5.00%, 06/15/24	(PR 06/15/18)	1,835	2,046,319
5.00%, 06/15/25		1,000	1,236,230
5.00%, 06/15/28	(PR 06/15/18)	1,275	1,421,829
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,500	1,672,740
5.00%, 06/15/36	(PR 06/15/18) (AGM)	1,900	2,118,804
5.00%, 06/15/38	(Call 06/15/25)	2,000	2,305,280
Series B
4.75%, 06/15/35	(PR 12/15/15)	2,000	2,048,940

			47,455,983
VIRGINIA — 0.91%
City of Richmond VA RB Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,234,700
Commonwealth of Virginia GO
Series B
5.00%, 06/01/26	(Call 06/01/25) (SAW)	2,000	2,473,500
Series D
5.00%, 06/01/18		500	558,595
5.00%, 06/01/19		500	573,275
County of Fairfax VA GO
Series B
5.00%, 10/01/22	(SAW)	1,000	1,214,450
5.00%, 04/01/23	(SAW)	1,000	1,221,730
5.00%, 10/01/23	(SAW)	1,000	1,229,990
Series C
5.00%, 10/01/16	(SAW)	425	451,163
5.00%, 10/01/17	(SAW)	2,360	2,591,776
County of Loudoun VA GO Series B
5.00%, 11/01/19		500	579,005
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(Call 04/01/18)	375	409,777
University of Virginia RB Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,130,000
Upper Occoquan Sewage Authority RB Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,116,790

286

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Virginia College Building Authority RB
5.00%, 09/01/20		$900	$1,053,288
Series A
4.00%, 02/01/32	(Call 02/01/25)	3,000	3,134,610
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,055,880
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	580,300
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,146,280
5.00%, 05/15/33	(Call 05/15/21) (SAP)	2,275	2,587,630
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,133,440
Virginia Public Building Authority RB
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,747,325
5.00%, 08/01/17		1,000	1,090,740
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,000	2,240,400
5.00%, 08/01/23	(Call 08/01/22) (GOI)	1,000	1,190,970
5.00%, 08/01/26	(Call 08/01/25) (SAW)	1,500	1,828,785
5.25%, 08/01/16		2,995	3,167,033
Series C
5.00%, 08/01/15	(SAW)	680	685,685
5.00%, 08/01/17	(SAW)	1,345	1,467,960
5.00%, 08/01/18	(SAW)	1,740	1,950,366
5.00%, 08/01/19	(SAW)	750	861,052
Virginia State Public School Authority RB
5.00%, 08/01/24		1,225	1,497,820

			45,204,315
WASHINGTON — 3.27%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,516,102
5.00%, 11/01/36	(Call 11/01/17)	3,500	3,785,040
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,354,500
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	578,315
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,144,030
5.00%, 02/01/24	(Call 02/01/20)	500	569,345
City of Tacoma WA Electric System Revenue RB Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,002,720
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	900	968,751
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	4,600	5,062,806
5.00%, 07/01/40	(Call 01/01/25)	2,000	2,266,920
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,104,010
5.00%, 07/01/47	(Call 01/01/25)	2,000	2,242,960
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,092,880
5.13%, 01/01/41	(Call 01/01/21)	500	560,275
5.25%, 01/01/42	(Call 01/01/19)	1,000	1,110,160
Series B
5.00%, 01/01/16		2,500	2,570,725

Security		Principal (000s)	Value

5.00%, 01/01/41	(Call 01/01/21)	$1,330	$1,464,795
Energy Northwest RB
4.00%, 07/01/38	(Call 07/01/25)	2,000	2,034,880
5.00%, 07/01/22	(PR 07/01/16)	975	1,023,852
5.00%, 07/01/23		1,000	1,206,040
5.00%, 07/01/24	(PR 07/01/16)	2,370	2,488,759
5.00%, 07/01/34	(Call 07/01/25)	2,000	2,315,740
Series A
5.00%, 07/01/15		250	251,080
5.00%, 07/01/17		1,800	1,959,030
5.00%, 07/01/18		1,000	1,116,820
5.00%, 07/01/19		1,365	1,560,782
5.00%, 07/01/20		1,850	2,153,770
5.00%, 07/01/21		1,000	1,178,410
5.00%, 07/01/22	(Call 07/01/21)	565	677,294
5.00%, 07/01/23	(Call 07/01/21)	2,100	2,492,574
5.25%, 07/01/16		1,780	1,875,711
5.25%, 07/01/18		2,185	2,456,792
5.50%, 07/01/15		1,000	1,004,760
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,177,200
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,129,590
NJB Properties RB Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,053,290
Port of Seattle WA RB
Series A
5.00%, 08/01/30	(Call 08/01/22)	1,500	1,702,305
5.00%, 08/01/31	(Call 08/01/22)	2,890	3,268,503
Snohomish County School District No. 15 Edmonds GO
5.00%, 12/01/19	(PR 06/01/16) (GTD)	6,000	6,280,620
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	567,100
State of Washington GO
5.00%, 01/01/16		1,000	1,028,290
5.00%, 07/01/23		1,090	1,314,584
5.00%, 07/01/24		2,000	2,429,620
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,812,690
5.00%, 07/01/26	(Call 07/01/24)	1,500	1,789,065
5.00%, 07/01/30		1,700	1,848,716
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,162,850
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,316,680
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,696,200
Series A
5.00%, 07/01/15		2,300	2,309,959
5.00%, 07/01/18		1,200	1,342,512
5.00%, 07/01/25	(PR 07/01/18)	1,330	1,487,525
5.00%, 07/01/27	(PR 07/01/18)	4,750	5,312,590
5.00%, 07/01/31	(PR 07/01/18)	3,400	3,802,696
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,183,516
5.00%, 08/01/35	(Call 08/01/21)	500	559,125
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,365,551
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,102,510
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,102,510
5.00%, 06/01/41	(Call 06/01/21)	7,000	7,768,250
Series D
5.00%, 01/01/33	(PR 01/01/18)	4,080	4,498,241

287

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 02/01/34	(Call 02/01/22)	$1,000	$1,125,230
5.00%, 02/01/39	(Call 02/01/24)	1,000	1,125,650
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,541,355
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,679,100
Series R
5.00%, 07/01/19		1,500	1,718,355
5.00%, 07/01/20		1,800	2,101,302
Series R-2006A
5.00%, 07/01/15	(AMBAC)	750	753,247
5.00%, 07/01/19	(Call 07/01/15) (AMBAC)	2,455	2,465,532
Series R-2011C
5.00%, 07/01/16		400	420,556
5.00%, 07/01/17		350	381,153
Series R-2012C
5.00%, 07/01/20		1,000	1,167,390
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,370,000
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,181,410
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,756,545
Series R-2015
5.00%, 07/01/18		1,500	1,678,140
5.00%, 07/01/19		1,500	1,718,355
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,773,045
5.00%, 07/01/29	(Call 01/01/25)	3,000	3,524,010
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,158,340
Series R-2015E
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,162,850
5.00%, 07/01/33	(Call 01/01/25)	1,000	1,154,740
State of Washington RB
5.00%, 09/01/18		2,325	2,593,770
5.00%, 09/01/19		2,250	2,566,710
5.00%, 09/01/21		1,000	1,167,850
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,367,500
University of Washington RB Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,107,980
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,000	2,254,900

			162,617,931
WEST VIRGINIA — 0.04%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,000,270
West Virginia University RB Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,107,940

			2,108,210
WISCONSIN — 0.70%
State of Wisconsin GO
5.00%, 05/01/27	(Call 05/01/25)	1,000	1,200,960
Series 1
5.00%, 05/01/16	(AMBAC)	550	574,085
5.00%, 05/01/17		2,500	2,706,575
5.00%, 05/01/21		2,000	2,358,460
Series 2
5.00%, 11/01/20		3,000	3,527,910
5.00%, 11/01/22	(Call 11/01/21)	2,070	2,473,464

Security		Principal or Shares (000s)	Value

5.00%, 05/01/25	(Call 05/01/22)	$1,000	$1,178,170
Series 3
5.00%, 11/01/22		1,175	1,413,689
Series 4
5.00%, 05/01/26	(Call 11/01/24)	2,000	2,407,500
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,043,790
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,772,175
State of Wisconsin RB
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,348,726
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,704,068
5.75%, 05/01/33	(Call 05/01/19) (SAP)	2,400	2,776,848
6.00%, 05/01/36	(Call 05/01/19) (SAP)	3,100	3,614,817
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,175,540
Wisconsin Department of Transportation RB Series A
5.00%, 07/01/20	(AGM)	2,000	2,334,780

			34,611,557

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $4,791,275,927)			4,915,826,530

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		43,985	43,985,461

			43,985,461

TOTAL SHORT-TERM INVESTMENTS (Cost: $43,985,461)			43,985,461

TOTAL INVESTMENTS IN SECURITIES — 99.76% (Cost: $4,835,261,388)			4,959,811,991
Other Assets, Less Liabilities — 0.24%			11,816,572

NET ASSETS — 100.00%			$4,971,628,563

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

288

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp. - Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

289

Schedule of Investments  (Unaudited)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES —96.88%

NEW YORK — 96.88%
Battery Park City Authority RB
5.00%, 11/01/21		$200	$240,730
Series A
5.00%, 11/01/24	(Call 11/01/23)	855	1,048,050
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40	(Call 01/15/20)	125	145,806
6.38%, 07/15/43	(Call 01/15/20)	700	818,356
City of New York NY GO
5.00%, 10/01/20	(PR 10/01/17)	30	32,917
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	263,788
5.00%, 08/01/21		500	591,035
5.00%, 08/01/25	(PR 08/01/16)	5	5,268
5.00%, 08/01/25	(Call 08/01/16)	395	415,702
5.00%, 08/01/26	(Call 02/01/24)	350	411,169
Series A-1
5.00%, 08/01/17		700	761,215
5.00%, 08/01/18	(Call 08/01/17)	650	711,158
5.00%, 08/01/19	(Call 08/01/17)	150	164,024
5.00%, 08/01/27	(Call 08/01/21)	250	288,848
5.00%, 08/01/31	(Call 08/01/21)	200	227,486
Series B
5.00%, 08/01/16		135	142,197
5.00%, 08/01/20		100	116,531
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	220,204
Series C
5.00%, 08/01/19		680	776,383
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	164,976
5.00%, 10/01/20	(Call 10/01/17)	220	241,813
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,096,990
Series E
5.00%, 08/01/27	(Call 08/01/19)	500	567,985
Series F
5.00%, 08/01/21		240	283,697
5.00%, 08/01/31	(Call 02/01/22)	250	280,503
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	394,229
5.00%, 03/01/37	(Call 03/01/23)	500	555,910
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	154,419
5.00%, 08/01/24	(PR 08/01/17)	25	27,291
5.00%, 08/01/24	(Call 08/01/17)	150	163,638
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,154,880
5.00%, 04/01/27	(Call 04/01/22)	250	286,900
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	551,960
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,192,190
5.00%, 08/01/27	(Call 08/01/22)	250	288,358
Series I-1

Security		Principal (000s)	Value

5.00%, 04/01/23	(Call 04/01/19)	$160	$180,627
Series J
3.00%, 08/01/16		450	463,477
5.00%, 08/01/17		500	543,725
5.00%, 08/01/19		250	285,435
5.00%, 08/01/21		600	709,242
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,319,890
5.00%, 08/01/32	(Call 08/01/24)	525	597,345
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	448,304
5.00%, 05/15/36	(Call 05/15/19)	905	1,012,813
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	891,664
Erie County Industrial Development Agency (The) RB Series A
5.00%, 05/01/31	(Call 05/01/19)	100	110,930
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	697,207
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,296,412
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	342,355
5.25%, 02/15/47	(Call 02/15/21)	500	548,210
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,141,540
Long Island Power Authority RB
Series A
5.00%, 12/01/19	(PR 06/01/16) (NPFGC-FGIC)	80	83,756
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,090,750
5.00%, 09/01/44	(Call 09/01/24)	500	543,980
5.50%, 04/01/22	(Call 04/01/19)	500	561,340
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	718,762
5.75%, 04/01/39	(Call 04/01/19)	380	428,081
6.25%, 04/01/33	(Call 04/01/19)	250	289,495
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	276,703
5.00%, 12/01/35	(Call 06/01/16)	350	363,486
5.25%, 04/01/19		290	328,271
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	235,550
Series E
5.00%, 12/01/17	(Call 12/01/16)	125	133,406
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	424,592
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	265,370
Metropolitan Transportation Authority RB
Series A
0.00%, 11/15/30		850	500,429
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	203,694
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,255	2,289,501
5.00%, 11/15/18		250	280,913
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	915	929,777
5.00%, 11/15/24	(Call 11/15/22)	250	298,090
5.00%, 11/15/31	(Call 11/15/16)	600	637,224
5.00%, 11/15/37	(Call 11/15/21)	455	502,666
5.00%, 11/15/46	(Call 11/15/21)	500	543,740
5.50%, 11/15/39	(Call 11/15/18)	700	785,680

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series A-1
5.00%, 11/15/40	(Call 05/15/25)	$1,630	$1,812,364
5.00%, 11/15/44	(Call 11/15/23)	350	385,196
Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	1,600	1,632,080
5.00%, 11/15/34	(Call 11/15/19)	650	737,249
5.00%, 11/15/44	(Call 05/15/24)	400	438,708
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	549,900
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,317,120
6.25%, 11/15/23	(Call 11/15/18)	100	117,107
Series D
4.00%, 11/15/15		100	101,794
4.00%, 11/15/32	(Call 11/15/22)	250	258,860
5.00%, 11/15/19		145	166,448
5.00%, 11/15/25	(Call 11/15/22)	230	272,136
5.00%, 11/15/30	(Call 11/15/22)	890	1,020,750
5.00%, 11/15/38	(Call 11/15/23)	250	278,028
Series D-1
5.00%, 11/01/22		250	296,745
5.00%, 11/15/39	(Call 11/15/24)	900	996,453
Series E
5.00%, 11/15/42	(Call 11/15/22)	400	439,644
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	286,728
Nassau County Interim Finance Authority RB Series A
5.00%, 11/15/16		640	682,822
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18)	250	283,488
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	268,445
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	445	524,232
New York City Industrial Development Agency RB
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	271,920
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	214,710
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	286,872
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	463,622
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	241,258
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	260,453
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	515,430
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	384,734
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	544,715
5.00%, 07/15/43	(Call 01/15/25) (SAW)	425	474,500
Series S-1A
5.00%, 07/15/33	(Call 07/15/21)	420	472,441
Series S-2

Security		Principal (000s)	Value

5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	$100	$105,781
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	561,565
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	569,920
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15	(ETM)	100	101,968
5.00%, 11/01/16		235	250,604
5.00%, 08/01/21	(PR 08/01/16)	725	763,642
5.00%, 08/01/29	(Call 08/01/24)	500	584,015
5.00%, 11/01/30	(PR 05/01/17)	60	64,889
5.00%, 11/01/30	(Call 05/01/17)	40	42,785
5.00%, 02/01/41	(Call 02/01/25)	1,000	1,124,680
Series A
5.00%, 11/01/21		500	593,775
5.00%, 11/01/27	(Call 11/01/21)	400	465,164
5.00%, 05/01/29	(Call 05/01/19)	150	169,112
5.00%, 11/01/38	(Call 11/01/23)	350	393,159
Series A-1
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,053,300
5.00%, 08/01/31	(Call 08/01/24)	340	392,683
5.00%, 08/01/33	(Call 08/01/24)	325	373,675
5.00%, 11/01/42	(Call 11/01/23)	400	444,972
Series B
5.00%, 11/01/19		400	460,976
5.00%, 11/01/20		525	613,037
5.00%, 11/01/21	(PR 05/01/17)	165	178,446
5.00%, 11/01/21	(Call 05/01/17)	85	91,777
Series B1
5.00%, 11/01/37	(Call 05/01/24)	1,500	1,687,020
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	285,725
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	292,620
5.00%, 02/01/25	(Call 02/01/21)	155	179,287
5.00%, 02/01/27	(Call 02/01/21)	250	287,558
5.00%, 02/01/31	(Call 02/01/21)	300	343,287
5.00%, 02/01/35	(Call 02/01/21)	500	563,235
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	134,296
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	278,900
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	754,078
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	359,652
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	500	553,710
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	750	875,895
5.00%, 06/15/31	(Call 06/15/21)	160	181,869
5.00%, 06/15/39	(Call 06/15/25)	400	450,800
5.00%, 06/15/44	(Call 12/15/21)	500	554,000
5.38%, 06/15/43	(Call 12/15/20)	125	146,285
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	375,935
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	107,074
5.00%, 06/15/44	(Call 06/15/21)	150	165,077
Series BB

291

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

4.00%, 06/15/47	(Call 12/15/22)	$400	$402,848
5.00%, 06/15/31	(Call 06/15/20)	500	571,675
5.00%, 06/15/47	(Call 12/15/22)	460	506,359
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	259,368
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	100	100,213
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	455,969
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	205,437
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,217,425
5.00%, 06/15/47	(Call 06/15/23)	400	441,156
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,109,690
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	250,532
Series DD
4.00%, 06/15/18	(Call 12/15/16)	500	526,500
4.75%, 06/15/35	(Call 06/15/17)	250	266,430
4.75%, 06/15/36	(Call 06/15/17)	330	351,483
5.00%, 06/15/35	(Call 06/15/23)	400	450,704
5.00%, 06/15/39	(Call 06/15/24)	500	560,590
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	561,380
Series FF
5.00%, 06/15/45	(Call 06/15/22)	950	1,041,371
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	281,468
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	303,644
5.00%, 06/15/39	(Call 06/15/25)	500	563,500
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,885,832
5.25%, 06/15/32	(Call 06/15/19)	750	854,527
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	130,689
New York City Water & Sewer System RB BAB
5.00%, 06/15/18		500	559,815
New York Convention Center Development Corp. RB
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	382,500
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	509,915
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	645	657,790
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,424,699
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	844,392
5.75%, 11/15/51	(Call 11/15/21)	90	103,810
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/19	(Call 04/01/18)	1,700	1,902,903
5.00%, 04/01/20	(Call 04/01/18)	150	166,542
Series A-5/6
5.00%, 04/01/17		675	729,560
5.00%, 04/01/18		1,000	1,111,380
5.50%, 04/01/19		125	144,901
Series B
5.00%, 04/01/19	(GOI)	285	325,051
Series C

Security		Principal (000s)	Value

5.50%, 04/01/17	(GOI)	$450	$479,344
Series E
5.25%, 04/01/16	(GOI)	75	78,167
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	710	763,882
5.00%, 12/01/19	(SAW)	50	57,404
Series A
4.00%, 12/01/15	(SAW)	1,675	1,707,512
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	362,959
5.00%, 11/15/22	(GOI)	335	402,988
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	457,576
Series C
5.00%, 11/15/15	(NPFGC)	550	562,303
5.00%, 11/15/16	(NPFGC)	175	186,709
5.00%, 11/15/17		230	252,740
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	275,785
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	350	385,830
New York State Dormitory Authority RB
5.00%, 07/01/15		500	502,145
5.00%, 07/01/22	(Call 07/01/18)	750	838,923
5.50%, 07/01/18	(NPFGC-FGIC)	375	422,775
5.50%, 07/01/23	(NPFGC)	200	243,938
Series 1
5.50%, 07/01/40	(AMBAC)	400	508,696
Series A
4.00%, 05/15/17		150	159,666
5.00%, 03/15/20		300	348,267
5.00%, 05/15/20		520	604,458
5.00%, 12/15/20		150	176,834
5.00%, 03/15/22		435	521,543
5.00%, 12/15/24	(Call 12/15/22)	250	302,693
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,193,890
5.00%, 02/15/26	(Call 02/15/24)	355	422,546
5.00%, 03/15/28	(Call 03/15/18)	250	274,170
5.00%, 03/15/31	(Call 03/15/25)	1,000	1,153,910
5.00%, 03/15/32	(Call 03/15/24)	340	392,207
5.00%, 03/15/35	(Call 03/15/25)	500	570,620
5.00%, 07/01/37	(Call 07/01/22)	250	277,998
5.00%, 03/15/38	(Call 03/15/23)	500	563,465
5.00%, 02/15/43	(Call 02/15/23)	500	554,555
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,137,801
5.00%, 03/15/44	(Call 03/15/24)	500	561,965
5.00%, 07/01/45	(Call 07/01/25)	100	110,860
5.25%, 08/15/15	(Call 06/01/15) (AGM, FHA)	35	35,010
Series B
5.00%, 03/15/20		475	551,423
5.00%, 03/15/28	(Call 03/15/19)	200	224,492
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,187,812
5.00%, 07/01/33	(Call 07/01/18) (AGM)	105	115,067
5.00%, 03/15/42	(Call 03/15/22)	600	664,680
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	552,110
5.00%, 12/15/22	(PR 12/15/16)	500	533,970
5.00%, 03/15/25	(Call 03/15/18)	525	577,736
5.00%, 03/15/31	(Call 03/15/21)	250	284,730

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 12/15/31	(PR 12/15/16)	$95	$101,514
5.00%, 12/15/31	(Call 12/15/16)	155	165,438
5.00%, 03/15/35	(Call 03/15/24)	500	566,850
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	333,900
5.00%, 02/15/42	(Call 02/15/22)	250	276,655
Series E
5.00%, 02/15/23		500	599,475
6.13%, 01/01/31	(Call 01/01/19)	250	291,680
New York State Environmental Facilities Corp. RB
5.50%, 06/15/17		750	822,382
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	459,425
4.75%, 06/15/31	(Call 06/15/16)	340	353,699
5.00%, 06/15/16		1,055	1,107,128
5.00%, 06/15/17		100	108,638
5.00%, 06/15/20		75	87,891
5.00%, 06/15/22		350	421,130
5.00%, 06/15/23	(Call 06/15/22)	540	644,420
5.00%, 06/15/24	(Call 06/15/22)	640	760,653
5.00%, 06/15/34	(Call 06/15/19)	180	203,634
5.13%, 06/15/38	(Call 06/15/19)	120	136,090
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	551,590
5.00%, 06/15/41	(Call 06/15/21)	90	99,212
Series D
5.00%, 06/15/22		500	601,615
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	824,512
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	226,566
New York State Thruway Authority RB
5.00%, 04/01/16		250	259,900
5.00%, 01/01/31	(Call 01/01/25)	250	283,585
5.00%, 01/01/32	(Call 01/01/25)	340	384,781
Series A
5.00%, 03/15/18		170	187,944
5.00%, 05/01/19		2,125	2,400,910
5.00%, 03/15/21	(Call 09/15/20)	85	99,991
5.00%, 03/15/23	(Call 09/15/21)	250	299,083
5.00%, 03/15/26	(Call 09/15/18)	300	333,810
5.00%, 03/15/29	(Call 09/15/20)	250	289,045
Series B
4.13%, 04/01/19	(PR 10/01/15) (AMBAC)	65	65,850
5.00%, 04/01/17	(Call 10/01/15) (NPFGC)	260	264,209
5.00%, 04/01/17	(PR 10/01/15) (NPFGC)	40	40,643
5.50%, 04/01/20	(AMBAC)	260	307,895
Series C
5.25%, 03/15/19		250	285,620
Series H
4.00%, 01/01/18	(NPFGC)	100	107,248
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	436,588
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	246,850
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	333,915
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,090,630
New York State Urban Development Corp. RB

Security		Principal (000s)	Value

5.00%, 12/15/17		$250	$275,535
Series A
5.00%, 03/15/19		250	283,318
5.00%, 03/15/31	(Call 03/15/21)	250	284,730
Series A-1
5.00%, 12/15/16		1,010	1,081,558
5.00%, 12/15/18		285	321,494
5.00%, 03/15/21		450	530,239
5.00%, 03/15/22		400	478,168
5.00%, 03/15/28	(Call 03/15/23)	520	601,952
5.00%, 03/15/43	(Call 03/15/23)	240	266,434
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	837,037
5.00%, 03/15/32	(Call 03/15/17)	250	266,560
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	281,400
5.00%, 03/15/36	(Call 03/15/19)	250	277,808
5.25%, 03/15/38	(Call 03/15/19)	120	133,788
Series C
5.00%, 12/15/15		200	205,298
5.00%, 03/15/24	(Call 03/15/23)	200	240,090
Series D
5.25%, 01/01/17		560	600,740
5.25%, 01/01/20	(Call 01/01/19)	350	398,317
5.63%, 01/01/28	(Call 01/01/19)	400	458,948
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	119,068
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	500	514,290
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	261,185
4.00%, 06/01/32	(Call 06/01/22)	170	175,989
4.00%, 12/15/40	(Call 06/15/24)	400	408,220
4.00%, 06/15/44	(Call 06/15/24)	250	253,603
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	521,037
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	218,948
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	142,236
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	226,987
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	312,219
5.00%, 09/01/34	(Call 09/01/24)	250	284,930
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	220,664
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	577,665
5.00%, 09/01/36	(Call 09/01/24)	400	454,176
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	225,982
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	275,980
Series 5
5.38%, 03/01/28	(GOI)	500	610,835
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/15		1,350	1,374,651
5.00%, 10/15/18		750	845,820
5.00%, 10/15/19		150	173,388
5.00%, 10/15/20		500	589,845
5.00%, 10/15/24		1,000	1,237,880

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 10/15/28	(Call 10/15/24)	$750	$897,577
5.00%, 10/15/30	(Call 10/15/24)	500	591,060
5.00%, 10/15/31	(Call 10/15/24)	1,385	1,628,483
State of New York GO
Series A
5.00%, 02/15/16		150	155,136
5.00%, 02/15/34	(Call 02/15/19)	425	475,898
5.00%, 02/15/39	(Call 02/15/19)	450	503,374
Series C
3.00%, 02/01/16		100	101,886
4.50%, 02/01/17		125	133,274
5.00%, 04/15/16		1,000	1,041,900
5.00%, 04/15/17		500	541,135
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/32		200	103,722
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	278,995
5.00%, 11/15/22		150	179,984
5.00%, 01/01/23	(Call 01/01/22)	75	89,078
5.00%, 11/15/27	(Call 05/15/23)	500	578,395
5.00%, 11/15/32	(Call 11/15/17)	600	651,540
5.00%, 11/15/37	(Call 05/15/18) (GOI)	850	928,659
5.00%, 11/15/40	(Call 05/15/25)	250	284,690
5.25%, 01/01/28	(PR 01/01/22) (GOI)	425	516,005
Series B
0.00%, 11/15/32		700	378,014
4.00%, 11/15/16		170	178,619
5.00%, 11/15/19		235	271,103
5.00%, 11/15/20		400	469,648
5.00%, 11/15/21		400	475,296
5.00%, 11/15/22		500	600,325
5.00%, 11/15/25	(Call 11/15/22)	710	846,576
5.00%, 11/15/27	(Call 11/15/22)	415	491,028
5.25%, 11/15/15		225	230,283
5.50%, 01/01/30	(PR 01/01/22) (GOI)	645	794,446
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	607,167
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	715,780
Series E
5.50%, 11/15/19	(NPFGC)	150	176,276
Utility Debt Securitization Authority RB
Series TE
5.00%, 12/15/18	(Call 12/15/16)	500	533,575
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,465,975
5.00%, 12/15/30	(Call 12/15/23)	1,500	1,749,210
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,147,310
5.00%, 12/15/41	(Call 12/15/23)	1,195	1,355,632

			176,249,080

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $170,353,931)			176,249,080

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 2.97%

MONEY MARKET FUNDS — 2.97%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01% [a,b]	5,397	$5,396,891

		5,396,891

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,396,891)		5,396,891

TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $175,750,822)		181,645,971
Other Assets, Less Liabilities — 0.15%		272,604

NET ASSETS — 100.00%		$181,918,575

ETM  —  Escrowed to Maturity

FHA  —  Federal Housing Administration

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp.- Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

294

Schedule of Investments  (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

May 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.51%
U.S. Treasury Bill
0.00%, 06/25/15	$2,115	$2,114,986
0.00%, 07/02/15	22,002	22,001,906
0.00%, 08/27/15	253,184	253,180,949
0.00%, 09/03/15	35,045	35,044,543
0.00%, 09/17/15	23,616	23,614,937
0.00%, 11/12/15	2,398	2,397,399
U.S. Treasury Note/Bond
0.25%, 08/15/15	50,313	50,330,611
0.25%, 09/30/15	154,931	155,017,772
0.25%, 10/31/15	44,000	44,027,722
0.25%, 11/30/15	82,853	82,909,334
0.25%, 04/15/16	56,365	56,367,249
0.38%, 06/30/15	2,837	2,837,067
0.38%, 08/31/15	53,927	53,966,901
0.38%, 01/15/16	105,380	105,524,363
1.25%, 08/31/15	20,000	20,058,000
1.25%, 09/30/15	166,840	167,482,326
1.25%, 10/31/15	44,000	44,209,876
1.38%, 11/30/15	44,000	44,273,681
1.50%, 06/30/16	100,000	101,248,001
1.75%, 07/31/15	332,755	333,680,059
1.88%, 06/30/15	102,376	102,516,248
2.00%, 01/31/16	2,330	2,358,193
2.13%, 02/29/16	27,356	27,747,191
2.25%, 03/31/16	52,404	53,274,956
2.38%, 03/31/16	96,535	98,237,877
2.63%, 02/29/16	98,344	100,119,102
4.25%, 08/15/15	215,736	217,597,817
4.50%, 11/15/15	75,299	76,798,954
4.50%, 02/15/16	10,560	10,880,497
5.13%, 05/15/16	87,535	91,556,360

		2,381,374,877

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,381,333,442)		2,381,374,877

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	4,912	4,912,109

TOTAL MONEY MARKET FUNDS (Cost: $4,912,109)		4,912,109

Value

TOTAL INVESTMENTS IN SECURITIES — 99.72% (Cost: $2,386,245,551)	$2,386,286,986
Other Assets, Less Liabilities — 0.28%	6,766,933

NET ASSETS — 100.00%	$2,393,053,919

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

295

Schedule of Investments  (Unaudited)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 99.05%

ALABAMA — 0.46%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		$500	$573,490
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/18		1,000	1,112,770
5.00%, 05/01/19		650	741,675
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,141,040
Series B
5.00%, 01/01/20		375	432,266

			4,001,241
ALASKA — 0.03%
Municipality of Anchorage AK GO
Series B
5.25%, 12/01/16	(AMBAC)	265	283,889

			283,889
ARIZONA — 0.86%
City of Mesa AZ RB
4.00%, 07/01/17	(AGM)	50	53,416
5.25%, 07/01/16	(NPFGC)	135	142,259
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	173,667
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/15		1,000	1,004,310
5.00%, 07/01/17		1,280	1,393,088
5.00%, 07/01/18		1,000	1,117,470
Salt River Project Agricultural Improvement & Power District RB
Series B
4.00%, 01/01/17		275	289,627
4.00%, 01/01/18		1,995	2,147,039
5.00%, 12/01/19		1,075	1,242,292

			7,563,168
CALIFORNIA — 17.86%
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/01/16)	2,000	2,004,220
Series B
1.50%, 04/01/47	(Call 10/01/17)	3,400	3,419,890
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,100	3,137,231
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	756,225
Series F
5.00%, 04/01/31	(PR 04/01/16)	4,525	4,700,117
Series F-1
5.00%, 04/01/17		750	810,833
5.00%, 04/01/39	(PR 04/01/18)	2,000	2,225,140
5.13%, 04/01/39	(PR 04/01/19)	1,200	1,378,860
California State Public Works Board RB
Series G

Security		Principal (000s)	Value

5.00%, 01/01/20		$1,000	$1,148,410
Series J
5.00%, 01/01/19	(PR 01/01/16) (AMBAC)	300	308,361
5.25%, 01/01/16	(AMBAC)	1,195	1,229,774
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	195	193,479
City & County of San Francisco CA GO
5.00%, 06/15/15		1,485	1,488,237
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		1,750	1,981,157
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		500	523,610
5.00%, 06/01/19		710	814,001
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/16		500	523,985
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,008,170
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	575,610
6.00%, 08/01/33	(PR 08/01/19)	145	173,095
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	800	896,760
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17		150	163,410
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		1,350	1,473,700
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		400	420,872
5.00%, 07/01/17		1,000	1,090,320
5.00%, 07/01/19		485	556,436
Series C
4.00%, 01/01/16	(Call 10/01/15)	1,500	1,519,770
5.00%, 01/01/16	(Call 10/01/15)	2,835	2,881,948
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/16		1,500	1,543,830
Series A-1
5.50%, 07/01/17	(FGIC)	480	528,010
5.50%, 07/01/18	(FGIC)	1,190	1,349,746
Series B
5.00%, 07/01/16	(AGM)	705	740,913
5.00%, 07/01/18		500	559,705
Series C
5.00%, 07/01/19		1,050	1,204,654
Series KRY
5.00%, 07/01/17		550	599,313
Metropolitan Water District of Southern California RB
Series C
5.00%, 07/01/17		1,000	1,090,540
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	200	222,952

296

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	$1,000	$1,050,490
Sacramento Municipal Utility District RB
Series U
3.38%, 08/15/15	(AGM)	2,500	2,517,025
5.00%, 08/15/17	(AGM)	100	109,396
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series B
5.00%, 05/15/16		500	523,330
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	1,000	998,240
0.00%, 01/01/17	(ETM)	380	375,508
Southern California Public Power Authority RB
0.00%, 07/01/15	(NPFGC)	500	499,840
State of California Department of Water Resources Power Supply Revenue RB
Series H
5.00%, 05/01/17		530	574,112
5.00%, 05/01/17	(AGM)	540	584,944
Series K
5.00%, 05/01/18		3,675	4,096,192
Series L
5.00%, 05/01/16		2,370	2,473,996
5.00%, 05/01/17		2,250	2,437,267
5.00%, 05/01/19		3,555	4,067,524
Series M
4.00%, 05/01/16		500	517,385
4.00%, 05/01/19		300	331,797
5.00%, 05/01/16		875	913,395
5.00%, 05/01/19		350	400,460
Series N
5.00%, 05/01/18		400	445,844
5.00%, 05/01/19		200	228,834
5.00%, 05/01/20		2,175	2,544,663
State of California Department of Water Resources RB
Series AJ
5.00%, 12/01/16		500	534,535
State of California GO
3.00%, 09/01/16		1,645	1,700,091
3.00%, 12/01/32	(Call 06/01/19)	1,250	1,323,287
3.25%, 10/01/16		1,125	1,168,301
4.00%, 08/01/15		1,225	1,233,158
4.00%, 10/01/15		325	329,254
4.00%, 04/01/17		300	318,654
4.00%, 12/01/26	(Call 06/01/16)	1,065	1,102,680
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,587,840
4.25%, 04/01/16		645	666,853
5.00%, 06/01/15		200	200,054
5.00%, 11/01/15		3,360	3,428,846
5.00%, 12/01/15		1,000	1,024,520
5.00%, 02/01/16		250	258,060
5.00%, 03/01/16		800	828,936
5.00%, 04/01/16		215	223,617
5.00%, 06/01/16	(SGI)	1,000	1,047,860
5.00%, 08/01/16		1,200	1,266,204
5.00%, 09/01/16		1,000	1,058,530
5.00%, 10/01/16		1,000	1,061,840
5.00%, 11/01/16	(AMBAC)	790	841,390
5.00%, 12/01/16		250	267,053
5.00%, 02/01/17		2,125	2,281,485
5.00%, 03/01/17		2,000	2,153,940
5.00%, 04/01/17		1,750	1,890,438
5.00%, 09/01/17		2,160	2,366,734
5.00%, 10/01/17		585	642,669

Security		Principal (000s)	Value

5.00%, 02/01/18		$2,655	$2,937,492
5.00%, 04/01/18		2,000	2,223,960
5.00%, 11/01/18		1,000	1,129,880
5.00%, 12/01/18		1,000	1,132,260
5.00%, 02/01/19		3,885	4,408,193
5.00%, 04/01/19		1,000	1,139,480
5.00%, 06/01/19	(Call 06/01/17)	1,000	1,085,780
5.00%, 08/01/19	(Call 02/01/17)	2,640	2,832,166
5.00%, 10/01/19		425	490,246
5.00%, 02/01/20		2,295	2,662,246
5.00%, 03/01/20		1,000	1,162,060
5.50%, 04/01/18		1,600	1,801,504
5.50%, 04/01/19		1,500	1,736,625
6.00%, 02/01/18	(AMBAC)	755	856,064
Series A
4.00%, 07/01/16		930	968,735
5.00%, 07/01/16		1,095	1,152,389
5.00%, 07/01/17		1,000	1,091,420
5.00%, 07/01/18	(ETM)	3,930	4,404,390
5.00%, 07/01/18		845	951,124
5.00%, 07/01/19		6,540	7,542,844
5.00%, 07/01/20	(PR 07/01/19)	7,095	8,182,947
5.25%, 07/01/21	(PR 07/01/19)	1,325	1,541,359
University of California RB
Series AF
5.00%, 05/15/18		750	838,560
Series AO
5.00%, 05/15/20		500	586,230
Series I
5.00%, 05/15/17		1,650	1,791,190

			156,389,499
COLORADO — 0.88%
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/16	(NPFGC)	130	127,952
Regional Transportation District RB
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	2,125	2,261,255
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	532,060
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,761,119
State of Colorado Department of Transportation RB
5.00%, 12/15/16		1,000	1,068,960
Series B
5.00%, 12/15/15		740	759,484
5.50%, 06/15/15	(NPFGC)	1,200	1,202,868

			7,713,698
CONNECTICUT — 2.17%
Connecticut State Health & Educational Facility Authority RB
0.60%, 07/01/29		2,000	1,991,420
Series A
0.80%, 07/01/48		1,500	1,494,435
Series A-4
1.20%, 07/01/49		1,000	990,580
State of Connecticut GO
5.00%, 12/15/17	(Call 12/15/16)	750	802,875
Series A

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

2.00%, 10/15/15		$1,995	$2,008,626
5.00%, 01/01/16		1,230	1,264,501
5.00%, 10/15/17		1,000	1,094,420
5.00%, 10/15/18		1,000	1,123,120
Series B
5.00%, 05/01/17		1,045	1,127,931
5.25%, 06/01/19	(AMBAC)	500	573,885
Series C
4.00%, 06/01/15		2,010	2,010,442
5.00%, 12/01/15		410	419,947
5.00%, 06/15/17		750	812,678
Series D
5.00%, 11/01/18		2,000	2,249,020
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/16		335	345,787
5.00%, 02/01/17		360	385,769
5.00%, 02/01/18		300	331,011

			19,026,447
DELAWARE — 0.18%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		285	289,691
5.00%, 10/01/16		1,200	1,274,040

			1,563,731
DISTRICT OF COLUMBIA — 0.32%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	455	493,962
District of Columbia Water & Sewer Authority RB
Series A
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	2,100	2,325,876

			2,819,838
FLORIDA — 1.75%
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,057,562
Florida’s Turnpike Enterprise RB
Series B
5.00%, 07/01/16		1,000	1,050,720
St. Johns River Power Park RB
Series 23
5.00%, 10/01/15		1,000	1,016,370
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/15		1,945	1,953,052
5.00%, 07/01/16		2,100	2,204,601
State of Florida GO
Series A
5.00%, 06/01/16		1,000	1,047,600
5.00%, 06/01/17		475	515,769
5.00%, 06/01/18		505	563,944
5.00%, 06/01/19		1,300	1,488,513
State of Florida Lottery Revenue
Series C

Security		Principal (000s)	Value

5.00%, 07/01/16		$1,035	$1,087,837
Series E
5.00%, 07/01/17		1,000	1,087,920
Tampa Bay Water RB
Series A
5.00%, 10/01/16	(ETM)	1,000	1,058,990
Series B
5.00%, 10/01/19	(ETM)	80	91,862
5.00%, 10/01/19		70	80,555

			15,305,295
GEORGIA — 3.07%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		1,725	1,944,196
City of Atlanta GA Water & Wastewater Revenue RB
Series A
6.00%, 11/01/27	(PR 11/01/19)	1,515	1,813,728
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	230	240,734
Series A
5.00%, 06/01/16		500	523,180
5.00%, 06/01/17		3,150	3,412,458
5.00%, 03/01/20	(GTD)	1,000	1,163,810
Gwinnett County School District GO
4.50%, 10/01/17		250	271,597
Series A
4.00%, 10/01/16		1,385	1,451,591
Municipal Electric Authority of Georgia RB
Series B
5.00%, 01/01/16		100	102,811
5.00%, 01/01/20		225	258,714
Series D
5.75%, 01/01/19	(Call 07/01/18)	940	1,070,886
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		1,000	1,047,250
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	381,811
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	202,436
Series A-1
5.00%, 02/01/16		2,000	2,064,040
5.00%, 02/01/19		3,000	3,408,060
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	257,930
5.00%, 10/01/15		500	508,210
Series E
5.00%, 08/01/16		305	321,690
5.00%, 08/01/19	(PR 08/01/17)	770	839,985
5.00%, 08/01/21	(PR 08/01/17)	625	681,806
Series E-2
4.00%, 09/01/16		1,320	1,380,166
4.50%, 09/01/15		2,000	2,022,260
Series I
5.00%, 07/01/18		1,375	1,539,189

			26,908,538
HAWAII — 0.86%
State of Hawaii GO
Series DG

298

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 07/01/16	(PR 07/01/15) (AMBAC)	$575	$577,432
Series DT
5.00%, 11/01/17		300	330,057
Series DY
5.00%, 02/01/18		500	552,525
5.00%, 02/01/19		1,220	1,384,846
Series DZ
5.00%, 12/01/16		1,000	1,068,260
5.00%, 12/01/17		800	882,504
5.00%, 12/01/19		1,140	1,317,407
Series EA
5.00%, 12/01/16		250	267,065
Series EF
5.00%, 11/01/17		1,000	1,100,190

			7,480,286
ILLINOIS — 5.92%
Chicago O’Hare International Airport RB
Series A
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	1,000	1,026,970
Series B
5.00%, 01/01/17		270	287,466
5.00%, 01/01/18		1,200	1,310,088
5.00%, 01/01/19	(Call 01/01/17) (AGM)	550	583,869
5.25%, 01/01/18		500	549,040
Illinois State Toll Highway Authority RB
Series A
5.00%, 01/01/19	(PR 07/01/15) (AGM)	500	502,065
5.00%, 12/01/19		1,000	1,145,260
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,097,160
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	5,000	5,242,900
5.00%, 01/01/28	(PR 07/01/16) (AGM)	3,075	3,224,383
5.00%, 01/01/31	(PR 07/01/16) (AGM)	3,035	3,182,440
Series B
5.00%, 12/01/17		1,800	1,975,428
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/15	(ETM) (NPFGC-FGIC)	275	274,976
0.00%, 06/15/15	(NPFGC-FGIC)	305	304,930
0.00%, 06/15/18	(NPFGC-FGIC)	500	471,905
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	1,953,013
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,173,942
State of Illinois GO
4.00%, 07/01/15		1,000	1,002,590
4.00%, 02/01/18		500	520,800
4.00%, 07/01/18		620	645,780
5.00%, 05/01/16		1,000	1,032,050
5.00%, 08/01/16		1,500	1,559,865
5.00%, 01/01/17		1,000	1,050,370
5.00%, 01/01/17	(AGM)	1,000	1,051,660

Security		Principal (000s)	Value

5.00%, 01/01/18		$1,630	$1,738,265
5.00%, 08/01/18		1,690	1,811,139
5.00%, 01/01/19		500	534,825
5.00%, 01/01/19	(AGM)	600	653,970
First Series
5.50%, 08/01/15	(SGI-ICR, NPFGC)	370	372,775
State of Illinois RB
4.00%, 06/15/15		3,000	3,005,130
4.00%, 06/15/16		1,855	1,925,100
5.00%, 06/15/15		500	501,080
5.00%, 06/15/16		500	524,105
5.00%, 06/15/17		630	681,836
5.00%, 06/15/18		480	530,918
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/15		1,500	1,503,270
5.00%, 12/15/15		1,545	1,585,958
5.00%, 06/15/16		1,000	1,048,960
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,600,740
5.00%, 12/15/17	(Call 12/15/16)	500	533,645
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,150,146

			51,870,812
INDIANA — 0.47%
Indiana Finance Authority RB
Series A
4.00%, 02/01/16		265	271,755
5.00%, 02/01/16		775	799,420
5.00%, 02/01/17		1,000	1,072,970
Series C
3.00%, 10/01/16		1,000	1,031,060
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17)	850	932,459

			4,107,664
KANSAS — 0.14%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,180	1,248,558

			1,248,558
KENTUCKY — 0.59%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19	(NPFGC)	700	806,645
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		2,345	2,536,891
Kentucky State Property & Building Commission RB
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	100,792
5.25%, 10/01/15	(AGM)	900	915,390
5.25%, 10/01/16	(AGM)	510	542,457
5.25%, 02/01/18		240	265,322

			5,167,497

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

LOUISIANA — 0.49%
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/34	(PR 02/01/19)	$400	$456,312
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	3,025	3,050,289
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	750	756,668

			4,263,269
MARYLAND — 3.94%
County of Montgomery MD GO
Series A
5.00%, 07/01/15		500	502,165
Maryland State Transportation Authority RB
5.00%, 03/01/17		1,000	1,076,300
5.25%, 03/01/16		240	249,034
5.25%, 03/01/17		310	335,005
5.25%, 03/01/18		1,380	1,538,631
State of Maryland Department of Transportation RB
5.00%, 05/01/16		1,000	1,043,630
5.00%, 05/01/17		750	812,422
State of Maryland GO
5.00%, 08/01/19		2,000	2,301,720
First Series
5.00%, 03/15/17		390	420,502
5.00%, 03/15/22	(PR 03/15/17)	810	872,378
First Series A
5.25%, 03/01/16		250	259,448
Second Series
5.00%, 07/15/15		400	402,484
5.00%, 08/01/16		1,125	1,186,560
5.00%, 07/15/17		1,500	1,636,500
5.00%, 08/01/17		2,000	2,184,960
5.00%, 07/15/18		1,000	1,120,610
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,491,226
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,433,600
Second Series A
5.00%, 08/01/15		700	705,859
5.00%, 08/01/17	(PR 08/01/15)	1,875	1,890,319
Second Series B
5.00%, 08/01/17		1,000	1,092,480
Second Series C
5.00%, 11/01/16		1,135	1,208,389
Second Series E
5.00%, 08/01/16		1,000	1,054,720
Series A
5.00%, 03/01/19		1,300	1,480,193
5.00%, 03/01/20		1,000	1,164,810
Series B
4.50%, 08/01/19		1,000	1,129,300
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,353,717
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,958,570
5.00%, 08/01/23	(PR 08/01/19)	2,285	2,632,548

			34,538,080
MASSACHUSETTS — 7.46%
Commonwealth of Massachusetts GO
Series B

Security		Principal (000s)	Value

5.00%, 08/01/15		$435	$438,658
Series C
5.50%, 12/01/16	(AGM)	1,000	1,075,310
5.50%, 12/01/17	(AGM)	1,720	1,917,456
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,581,930
5.00%, 04/01/18		1,500	1,665,285
5.00%, 04/01/19		1,000	1,139,320
Series B
5.00%, 08/01/16		720	759,326
5.00%, 08/01/18		1,000	1,120,510
5.25%, 08/01/16		500	528,770
Series C
5.00%, 05/01/16		1,025	1,069,690
5.00%, 09/01/16	(PR 09/01/15)	715	723,709
5.00%, 08/01/19		2,000	2,297,020
5.00%, 09/01/21	(PR 09/01/15)	715	723,709
5.00%, 09/01/22	(PR 09/01/15)	5,775	5,845,340
5.00%, 09/01/24	(PR 09/01/15)	500	506,090
5.00%, 09/01/25	(PR 09/01/15)	1,630	1,649,853
5.50%, 11/01/15		2,475	2,531,009
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,312,938
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,164,470
5.00%, 08/01/22	(PR 08/01/16)	715	753,088
5.50%, 11/01/16		500	535,845
5.50%, 10/01/17		800	886,640
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	531,395
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	281,639
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	2,480	2,480,744
5.50%, 06/01/16	(NPFGC-FGIC)	250	263,155
Massachusetts Bay Transportation Authority RB
Series A
4.75%, 07/01/34	(PR 07/01/15)	1,300	1,305,213
5.00%, 07/01/31	(PR 07/01/15)	2,065	2,073,735
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,915	2,140,568
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,117,790
5.50%, 07/01/15		1,450	1,456,931
5.50%, 07/01/16		1,005	1,062,225
5.50%, 07/01/18		1,700	1,930,979
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		1,000	1,097,860
Series A
5.25%, 08/01/15		1,000	1,008,800
5.25%, 08/01/16		250	264,410
5.25%, 08/01/19		250	290,245
Massachusetts Department of Transportation RB Series B
5.00%, 01/01/17		720	768,830
Massachusetts Municipal Wholesale Electric Co. RB
Series A
5.00%, 07/01/15		375	376,609
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/15	(AGM)	390	393,888

300

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 08/15/22	(PR 08/15/15) (AGM)	$5,000	$5,050,300
Series B
5.00%, 08/15/17		500	546,600
5.00%, 08/15/18		1,500	1,682,550
5.00%, 08/15/19		1,000	1,148,600
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/17		1,000	1,070,360
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	2,000	2,103,820
Series B
5.00%, 08/01/19	(GOI)	2,235	2,572,820
Series J
5.25%, 08/01/16		1,000	1,057,810

			65,303,842
MICHIGAN — 1.35%
Michigan Finance Authority RB
5.00%, 07/01/18		500	548,170
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,231,488
Series A
5.00%, 07/01/15		750	753,248
5.00%, 07/01/16		1,175	1,235,383
5.00%, 01/01/17		1,000	1,069,470
5.00%, 07/01/17		1,250	1,361,262
5.00%, 07/01/18		1,000	1,118,760
5.00%, 07/01/19		2,070	2,373,110
State of Michigan Trunk Line Revenue RB
2.00%, 11/15/15		1,000	1,008,540
5.00%, 11/15/18		1,000	1,128,090

			11,827,521
MINNESOTA — 1.63%
Minnesota Public Facilities Authority RB
Series B
5.00%, 03/01/18		710	787,418
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/17		850	911,141
State of Minnesota GO
5.00%, 10/01/15		500	508,195
5.00%, 08/01/16		775	817,331
5.00%, 08/01/17		1,635	1,785,453
5.00%, 08/01/19	(Call 08/01/17)	1,500	1,632,150
Series A
5.00%, 08/01/15		1,000	1,008,350
5.00%, 10/01/15	(ETM)	15	15,241
5.00%, 10/01/15		1,060	1,077,373
5.00%, 10/01/16	(ETM)	10	10,606
5.00%, 10/01/16		990	1,050,736
Series D
5.00%, 08/01/15		200	201,670
5.00%, 08/01/18		500	560,645
5.00%, 08/01/19		1,500	1,724,310
Series F
5.00%, 10/01/18		1,000	1,126,260
State of Minnesota RB
Series B
5.00%, 03/01/17		1,000	1,075,570

			14,292,449

Security		Principal (000s)	Value

MISSISSIPPI — 0.25%
State of Mississippi GO
Series A
5.50%, 12/01/15		$1,000	$1,026,980
Series C
5.00%, 10/01/19		1,000	1,153,510

			2,180,490
MISSOURI — 1.31%
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		500	521,850
5.00%, 05/01/17		690	747,429
5.00%, 02/01/18		250	276,575
5.00%, 02/01/19		600	681,612
5.00%, 05/01/19		1,000	1,143,650
5.00%, 02/01/20	(Call 02/01/17)	400	428,696
5.25%, 05/01/18	(PR 05/01/17)	3,590	3,898,955
5.25%, 05/01/21	(PR 05/01/17)	755	819,975
5.25%, 05/01/22	(PR 05/01/17)	350	380,121
Series A
5.00%, 05/01/21	(PR 05/01/16)	1,000	1,043,220
Series B
5.00%, 05/01/25	(PR 05/01/16)	1,500	1,564,830

			11,506,913
NEBRASKA — 0.19%
Omaha Public Power District RB
Series A
5.00%, 02/01/16		1,000	1,032,060
Series B
5.00%, 02/01/20		500	579,500

			1,611,560
NEVADA — 1.43%
Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,038,190
Series C
5.00%, 06/15/18	(PR 12/15/15) (AGM)	1,000	1,024,490
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	573,714
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,151,429
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		2,750	3,058,825
Series D
5.00%, 07/01/16		90	94,504
State of Nevada RB
4.00%, 12/01/15		825	840,964
5.00%, 06/01/16		1,500	1,570,785
5.00%, 12/01/17		2,000	2,203,640

			12,556,541
NEW JERSEY — 6.18%
Garden State Preservation Trust RB
Series A

301

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.80%, 11/01/22	(PR 11/01/15) (AGM)	$1,800	$1,842,282
Series B
6.38%, 11/01/15	(NPFGC)	2,200	2,257,046
Series C
5.13%, 11/01/16	(AGM)	1,250	1,330,137
New Jersey Building Authority RB
Series A
5.00%, 06/15/17		750	789,712
New Jersey Economic Development Authority RB
5.00%, 06/15/15		590	591,198
5.00%, 06/15/16		500	520,935
5.00%, 06/15/17		1,000	1,068,650
5.00%, 06/15/18		250	272,435
5.38%, 06/15/15	(ETM)	800	801,808
5.50%, 06/15/16	(ETM)	200	210,550
Series A
5.00%, 05/01/17		425	446,590
5.00%, 05/01/18		1,125	1,194,401
5.25%, 07/01/15	(Call 06/29/15) (NPFGC)	1,000	1,004,280
Series DD
5.00%, 12/15/16		1,000	1,048,960
5.00%, 12/15/17		1,050	1,113,682
Series EE
5.00%, 09/01/15		1,000	1,012,070
5.00%, 09/01/17		1,500	1,584,585
5.00%, 09/01/18		2,220	2,366,320
Series GG
5.00%, 09/01/17	(SAP)	795	839,830
Series NN
5.00%, 03/01/19		1,500	1,610,175
Series PP
5.00%, 06/15/19		500	538,710
Series W
5.00%, 03/01/16		1,670	1,728,717
5.00%, 03/01/17		520	554,810
New Jersey Educational Facilities Authority RB
Series B
4.50%, 07/01/37	(PR 07/01/16)	675	704,734
New Jersey Sports & Exposition Authority RB
Series B
5.00%, 09/01/18	(SAP)	1,000	1,065,910
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/19		2,220	2,489,641
Series C
6.50%, 01/01/16		590	610,945
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/16		500	527,215
5.00%, 09/15/18		500	553,115
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	145,306
Series A
5.00%, 06/15/18		750	797,400
5.25%, 12/15/19		1,000	1,092,630
5.50%, 12/15/15	(AMBAC)	800	818,272
5.50%, 12/15/16	(AGM)	500	530,090
5.75%, 06/15/15	(ETM)	200	200,482
Series B
5.25%, 12/15/15	(AMBAC)	1,010	1,031,705

Security		Principal (000s)	Value

5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	$550	$564,955
5.50%, 12/15/16	(NPFGC)	1,450	1,534,274
5.50%, 12/15/17	(NPFGC)	500	539,920
Series C
5.25%, 06/15/15	(ETM) (NPFGC)	1,950	1,954,270
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	135,301
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,508,356
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	785	786,751
5.50%, 12/15/15	(AGM)	400	409,692
5.50%, 12/15/16	(AGM)	375	397,568
5.50%, 12/15/17		1,505	1,633,301
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	1,000	1,002,110
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,004,220
State of New Jersey GO
5.00%, 08/01/15		660	665,029
Series H
5.25%, 07/01/15		500	502,085
5.25%, 07/01/16		500	523,790
Series L
5.25%, 07/15/15	(AMBAC)	1,265	1,272,565
5.25%, 07/15/17	(AMBAC)	1,300	1,399,567
Series Q
5.00%, 08/15/15		2,000	2,018,660

			54,147,742
NEW MEXICO — 0.46%
New Mexico Finance Authority RB
5.00%, 06/15/18		2,000	2,234,840
Series A
5.25%, 06/15/15	(NPFGC)	1,770	1,774,036

			4,008,876
NEW YORK — 15.12%
City of New York NY GO
5.00%, 08/01/18		1,250	1,396,550
Series A
5.00%, 08/01/19		3,650	4,167,351
Series A-1
5.00%, 08/15/16		795	838,669
5.00%, 08/01/17		400	434,980
Series B
5.00%, 08/01/15		2,500	2,520,875
5.00%, 08/01/18		2,465	2,753,997
5.00%, 08/01/19		1,000	1,141,740
Series B-1
5.00%, 09/01/15		500	506,185
Series C
5.00%, 08/01/16		940	990,111
5.00%, 08/01/17		1,150	1,250,567
5.25%, 08/01/16		350	369,681
Series D
5.00%, 08/01/15		125	126,044
Series E

302

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 08/01/15		$1,055	$1,063,810
Series F-1
5.00%, 09/01/16	(PR 09/01/15)	25	25,288
5.00%, 09/01/16	(Call 09/01/15)	210	212,610
Series G
5.00%, 08/01/15		1,010	1,018,434
5.00%, 08/01/18		1,390	1,552,964
5.00%, 08/01/19		500	570,870
Series I
5.00%, 08/01/16		1,200	1,263,972
5.00%, 08/01/17		520	565,474
5.00%, 08/01/18		1,400	1,564,136
Series I-1
5.00%, 08/01/16		1,000	1,053,310
5.00%, 02/01/17		365	390,185
5.00%, 08/01/17		1,150	1,250,567
Series J
5.00%, 08/01/16		2,000	2,106,620
5.00%, 08/01/19		1,200	1,370,088
Long Island Power Authority RB
Series A
5.00%, 12/01/16	(Call 06/01/16) (AGM)	300	313,104
Series B
5.25%, 04/01/19		250	282,993
Series E
5.00%, 12/01/17	(Call 12/01/16)	1,000	1,064,290
Metropolitan Transportation Authority RB
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,760	2,802,228
5.00%, 04/01/23	(PR 10/01/15)	325	330,249
5.75%, 07/01/16	(SAP)	200	211,862
5.75%, 01/01/18	(SAP)	385	430,673
5.75%, 07/01/18	(AGM-CR)	30	34,136
Series B
5.00%, 11/15/25	(PR 11/15/15) (AMBAC)	3,150	3,218,922
Series C
5.00%, 11/15/19		900	1,033,128
Series D
4.00%, 11/15/15		2,610	2,656,823
5.00%, 11/15/16		1,600	1,704,144
5.00%, 11/15/17		1,085	1,192,697
Series F
5.00%, 11/15/17		500	549,630
5.00%, 11/15/19		1,100	1,262,712
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15		2,455	2,505,450
5.00%, 02/01/16	(ETM)	220	226,932
5.00%, 02/01/16		1,680	1,734,482
5.00%, 11/01/16	(ETM)	70	74,495
5.00%, 11/01/17	(ETM)	90	98,789
5.00%, 11/01/17		685	753,226
Series A
5.00%, 11/01/16		680	725,152
Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	617,536
Series B
4.50%, 11/01/19		330	373,260
5.00%, 11/01/15	(ETM)	490	499,643
5.00%, 11/01/15		315	321,473
Series C

Security		Principal (000s)	Value

5.00%, 11/01/19		$1,500	$1,728,660
Series D
5.00%, 11/01/15	(ETM)	155	158,050
5.00%, 11/01/15		440	449,042
Series E
5.00%, 11/01/15		1,000	1,020,550
5.00%, 11/01/17		465	511,314
5.00%, 11/01/18		1,515	1,706,875
New York City Water & Sewer System RB
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	750,015
Series DD
4.00%, 06/15/18	(Call 12/15/16)	1,000	1,053,000
Series EE
5.00%, 06/15/16		410	430,065
5.00%, 06/15/17		200	217,424
New York Local Government Assistance Corp. RB
Series A-5/6
5.00%, 04/01/18		435	483,450
5.50%, 04/01/19		400	463,684
New York Municipal Bond Bank Agency RB
Series A
4.00%, 12/01/15	(SAW)	660	672,811
New York State Dormitory Authority RB
5.00%, 07/01/15		300	301,278
5.00%, 07/01/15	(NPFGC-FGIC)	1,510	1,516,493
5.00%, 07/01/16		385	404,092
5.00%, 07/01/17		500	543,085
Series 2014
5.00%, 02/15/19		5,500	6,219,895
Series A
4.00%, 05/15/17		350	372,554
4.00%, 05/15/18		1,000	1,084,370
5.00%, 03/15/16		555	575,868
5.00%, 02/15/17		1,000	1,073,320
5.00%, 05/15/17		250	270,970
5.00%, 02/15/19		1,000	1,130,890
5.00%, 03/15/19		250	284,113
5.50%, 05/15/17	(NPFGC-FGIC)	275	300,179
Series D
5.00%, 06/15/16		1,040	1,090,710
New York State Environmental Facilities Corp. RB
5.50%, 06/15/17		515	564,703
Series A
5.00%, 06/15/17		600	651,828
5.00%, 06/15/19		2,000	2,286,980
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series B
5.00%, 04/01/16		1,395	1,450,242
5.00%, 04/01/18		1,710	1,892,850
New York State Thruway Authority RB
5.00%, 04/01/17		720	776,124
Series A
5.00%, 03/15/16		1,330	1,380,008
5.00%, 03/15/17		190	204,510
5.00%, 03/15/18	(Call 09/15/17)	835	916,513
5.00%, 05/01/19		9,685	10,942,500
Series B
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,990	2,022,517
5.00%, 04/01/18	(PR 10/01/15) (AMBAC)	265	269,261

303

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 04/01/18	(Call 10/01/15) (AMBAC)	$1,735	$1,763,090
5.50%, 04/01/20	(AMBAC)	2,240	2,652,630
Series F
5.00%, 01/01/16	(Call 06/01/15) (AMBAC)	90	90,023
Series H
5.00%, 01/01/17	(NPFGC)	605	646,231
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	440,856
5.00%, 03/15/20		2,000	2,321,780
Series A
5.00%, 03/15/16		2,025	2,101,140
5.00%, 03/15/17		455	489,748
5.00%, 01/01/18	(AGM)	1,125	1,240,324
5.00%, 03/15/18		1,850	2,045,267
5.00%, 03/15/19		2,500	2,833,175
Series A-1
5.00%, 12/15/16		1,085	1,161,872
Series B
5.00%, 01/01/17		245	261,858
Series D
5.00%, 01/01/16		510	524,464
5.25%, 01/01/17		200	214,550
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/18		675	762,662
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,035,360
5.00%, 10/15/15		1,000	1,018,260
5.00%, 10/15/17		500	549,485
5.00%, 10/15/19		1,200	1,387,104
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/20	(PR 05/15/18) (GOI)	400	446,392
Series B
5.00%, 11/15/16		1,000	1,065,240
5.00%, 11/15/18		810	913,235
5.00%, 11/15/19		140	161,508
5.25%, 11/15/15	(GOI)	500	511,740
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	509,640
Utility Debt Securitization Authority RB
Series TE
5.00%, 06/15/18	(Call 06/15/16)	750	784,688
5.00%, 12/15/18	(Call 12/15/16)	750	800,363

			132,426,585
NORTH CAROLINA — 2.26%
County of Mecklenburg NC GO
Series C
5.00%, 03/01/17		570	613,702
5.00%, 03/01/18		500	554,520
County of Wake NC GO
4.50%, 03/01/24	(PR 03/01/17)	800	853,296
5.00%, 03/01/16		350	362,569
5.00%, 03/01/19		1,235	1,406,183
Series D
4.00%, 02/01/17		795	840,076

Security		Principal (000s)	Value

North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/16		$350	$359,650
5.25%, 01/01/19	(Call 01/01/18) (AGM)	1,000	1,103,730
North Carolina Municipal Power Agency No. 1 RB
Series A
4.00%, 01/01/19		2,680	2,919,110
5.00%, 01/01/18		1,000	1,097,650
State of North Carolina GO
Series A
5.00%, 03/01/16		600	621,546
5.00%, 09/01/16		285	301,559
5.00%, 03/01/17		1,445	1,555,788
Series B
5.00%, 04/01/16		1,585	1,648,051
5.00%, 06/01/18		240	268,051
Series C
5.00%, 05/01/18		285	317,578
5.00%, 05/01/19		1,105	1,263,733
Series E
5.00%, 05/01/18		1,400	1,560,034
State of North Carolina RB
5.00%, 03/01/17		1,000	1,074,470
5.00%, 03/01/18		1,000	1,104,420

			19,825,716
OHIO — 0.25%
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,059,500
State of Ohio RB
Series B
5.00%, 12/15/19		1,000	1,156,950

			2,216,450
OKLAHOMA — 0.21%
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/18		100	111,488
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		275	294,014
5.00%, 01/01/18		1,290	1,421,541

			1,827,043
OREGON — 0.32%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18		1,000	1,118,940
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/33	(PR 05/15/19)	525	598,789
Tri-County Metropolitan Transportation District RB
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,080,990

			2,798,719

304

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

PENNSYLVANIA — 3.42%
City of Philadelphia PA Water & Wastewater Revenue RB
Series C
5.00%, 08/01/17	(AGM)	$450	$490,491
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		725	728,125
First Series
4.00%, 09/01/16		750	782,025
5.00%, 07/01/18		400	442,992
5.00%, 11/15/18		900	1,005,210
Second Series
5.00%, 03/01/16		700	725,102
5.00%, 03/01/17		1,000	1,071,920
5.00%, 10/15/17		1,000	1,093,040
5.00%, 01/01/18	(PR 01/01/16)	500	513,845
5.00%, 01/01/19	(PR 01/01/16)	210	215,815
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,407,477
5.00%, 07/01/19		3,000	3,404,670
5.00%, 01/01/21	(PR 01/01/16)	615	632,029
Series A
5.00%, 02/15/16		1,000	1,033,800
5.00%, 07/15/16		1,000	1,050,230
5.00%, 05/01/18		2,700	2,977,344
Third Series
5.00%, 07/15/17		225	244,181
5.38%, 07/01/16	(NPFGC)	720	757,987
5.38%, 07/01/17		355	387,564
5.38%, 07/01/17	(AGM)	500	545,865
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 01/01/17		1,420	1,496,226
5.00%, 07/01/15		300	301,299
5.00%, 07/01/17		1,500	1,633,515
5.00%, 01/01/18		500	551,390
5.00%, 07/01/18		1,560	1,746,280
5.00%, 07/01/19		2,000	2,294,580
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		500	524,200
5.00%, 06/15/17		310	336,406
Pennsylvania Turnpike Commission RB
Series B
5.00%, 12/01/17		1,400	1,538,628

			29,932,236
RHODE ISLAND — 0.16%
Rhode Island Economic Development Corp. RB
5.00%, 06/15/16	(NPFGC-FGIC)	1,320	1,379,928

			1,379,928
SOUTH CAROLINA — 1.45%
Charleston Educational Excellence Finance Corp. RB
5.25%, 12/01/25	(PR 12/01/15)	3,500	3,587,990
Greenville County School District RB
5.50%, 12/01/17		2,000	2,224,320
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17		1,050	1,122,251
Series E
5.00%, 01/01/16		925	950,613
5.00%, 01/01/17		285	304,611

Security		Principal (000s)	Value

South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/18		$350	$390,768
State of South Carolina GO
Series A
4.00%, 06/01/15		2,000	2,000,440
5.00%, 06/01/17		1,400	1,521,044
5.00%, 06/01/18		555	619,868

			12,721,905
TENNESSEE — 1.24%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		1,030	1,055,142
5.00%, 12/01/17		1,365	1,503,274
City of Memphis TN GO
5.00%, 10/01/15	(NPFGC)	500	508,205
5.25%, 10/01/17	(NPFGC)	400	441,104
County of Shelby TN GO
Series A
5.00%, 04/01/20		1,500	1,743,570
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	549,765
5.00%, 01/01/23	(PR 01/01/18)	1,025	1,127,018
5.00%, 01/01/25	(PR 01/01/18)	320	351,850
Series A
5.00%, 07/01/18		1,500	1,677,660
Series D
5.00%, 07/01/16		750	788,543
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,070,960

			10,817,091
TEXAS — 7.41%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/36	(PSF)	1,000	1,041,120
Central Texas Turnpike System RB
Series A
5.00%, 08/15/42	(Call 04/01/20)	1,000	1,142,770
City of Corpus Christi TX Utility System Revenue RB
Series B
2.00%, 07/15/45	(Call 01/15/17)	500	507,050
City of Dallas TX GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,534
5.00%, 02/15/18		1,970	2,180,652
5.00%, 02/15/20		725	841,653
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	600	636,768
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		1,950	2,199,775
Series E
5.00%, 11/15/15		1,375	1,405,608
5.00%, 11/15/16		500	532,810
City of Houston TX GOL
Series A
5.00%, 03/01/17		1,250	1,344,463
5.00%, 03/01/18		1,000	1,107,300
5.00%, 03/01/19		635	721,601

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

5.00%, 03/01/20	(Call 03/01/19)	$350	$397,544
City Public Service Board of San Antonio TX RB
5.00%, 02/01/16		1,000	1,032,200
5.00%, 02/01/18	(Call 02/01/17)	1,475	1,581,333
5.00%, 02/01/19		1,000	1,135,500
5.00%, 02/01/20		1,000	1,158,020
Series A
5.00%, 02/01/24	(PR 02/01/16)	1,225	1,262,914
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,417,556
Series D
5.00%, 02/01/17		300	321,837
5.00%, 02/01/18		1,000	1,105,610
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(PSF, GTD)	2,000	2,086,260
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	1,000	1,160,580
Cypress-Fairbanks Independent School District GO
Series B-3
2.00%, 02/15/44	(PSF)	1,000	1,002,930
Dallas Independent School District GO
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,184,092
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/15		1,500	1,530,255
5.00%, 11/01/16		285	303,006
Houston Independent School District GOL
1.00%, 06/01/39		2,000	2,114,960
5.00%, 02/15/17		2,000	2,147,620
5.00%, 02/15/19	(PSF)	1,000	1,133,030
North Texas Tollway Authority RB
5.75%, 01/01/38	(PR 01/01/18)	455	508,977
Series A
5.00%, 01/01/20		1,000	1,149,360
Series C
1.95%, 01/01/38		1,000	1,007,830
State of Texas GO
5.00%, 04/01/17		1,500	1,619,370
5.00%, 10/01/19		1,400	1,617,476
Series A
5.00%, 10/01/19		1,000	1,155,340
Series B
5.00%, 10/01/17		800	877,976
Texas Public Finance Authority RB
Series A
5.00%, 07/01/15		1,400	1,406,062
5.00%, 01/01/16		680	699,237
5.00%, 07/01/16	(PR 01/01/16)	1,240	1,274,038
5.00%, 07/01/17	(PR 01/01/16)	880	904,156
Series B
4.00%, 01/01/18	(Call 07/01/16)	1,000	1,039,360
4.00%, 07/01/18	(Call 01/01/16)	1,000	1,021,390
5.00%, 07/01/18	(PR 07/01/15)	1,000	1,004,060
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/20	(PR 04/01/16)	1,090	1,132,085
Series A
4.50%, 04/01/16		785	813,072
4.75%, 04/01/17		1,350	1,451,263
5.00%, 04/01/17		250	269,895
5.00%, 04/01/18	(PR 04/01/16)	500	519,305
5.00%, 04/01/19		2,000	2,280,660

Security		Principal (000s)	Value

University of Texas System (The) RB
Series B
5.00%, 08/15/18		$1,675	$1,880,120
5.00%, 08/15/24	(PR 08/15/16)	5,250	5,539,012

			64,912,395
UTAH — 1.62%
Intermountain Power Agency RB
Series A
5.00%, 07/01/18		2,250	2,508,480
State of Utah GO
Series A
5.00%, 07/01/15		1,000	1,004,340
5.00%, 07/01/16		1,250	1,314,375
5.00%, 07/01/17		1,645	1,793,214
5.00%, 07/01/18		1,000	1,120,380
5.00%, 07/01/20	(PR 07/01/18)	330	369,300
Series C
5.00%, 07/01/15		545	547,365
5.00%, 07/01/17		200	218,020
5.00%, 07/01/18		800	896,304
Utah Transit Authority RB
Series A
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,250	1,393,950
5.00%, 06/15/36	(PR 06/15/18)	2,000	2,230,320
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	465,515
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	358,565

			14,220,128
VIRGINIA — 1.19%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		1,365	1,524,964
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	550	606,843
Series C
5.00%, 10/01/17		1,500	1,647,315
Virginia Public Building Authority RB
Series C
5.00%, 08/01/17		1,000	1,090,740
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	1,000	1,120,200
5.25%, 08/01/16		1,000	1,057,440
Series B
5.25%, 08/01/15		1,925	1,941,882
Series C
5.00%, 08/01/17	(SAW)	250	272,855
5.00%, 08/01/18		1,000	1,120,900

			10,383,139
WASHINGTON — 3.24%
County of King WA Sewer Revenue RB
Series B
5.00%, 01/01/16		1,000	1,028,290
Energy Northwest RB

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2015

Security		Principal (000s)	Value

Series A
5.00%, 07/01/15		$435	$436,879
5.00%, 07/01/17		1,500	1,632,525
5.00%, 07/01/18		2,000	2,233,640
5.00%, 07/01/19		735	840,421
5.25%, 07/01/16		900	948,393
5.25%, 07/01/16	(NPFGC)	190	200,216
5.25%, 07/01/18		1,100	1,236,829
5.50%, 07/01/15		1,445	1,451,878
Series B
7.13%, 07/01/16	(NPFGC)	500	536,665
Series C
5.00%, 07/01/16		735	772,522
5.00%, 07/01/17		1,000	1,088,350
5.25%, 07/01/16	(NPFGC)	125	131,721
State of Washington GO
5.00%, 01/01/16		1,810	1,861,205
5.00%, 07/01/19		2,500	2,863,925
5.00%, 02/01/20		1,000	1,158,020
Series A
5.00%, 07/01/15		1,000	1,004,330
5.00%, 07/01/31	(PR 07/01/18)	350	391,454
Series R-2006A
5.00%, 07/01/15	(AMBAC)	600	602,598
Series R-2010A
5.00%, 01/01/17		150	160,421
Series R-2011C
5.00%, 07/01/16		1,000	1,051,390
5.00%, 07/01/17		650	707,856
5.00%, 07/01/18		1,100	1,230,636
Series R-2013C
5.00%, 07/01/18		2,000	2,237,520
Series S-5
0.00%, 01/01/17	(NPFGC-FGIC)	375	369,923
State of Washington RB
5.00%, 09/01/17		1,000	1,089,580
5.00%, 09/01/18		500	557,800
5.00%, 09/01/19		500	570,380

			28,395,367
WISCONSIN — 0.91%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	100	104,379
5.00%, 05/01/17	(AMBAC)	1,000	1,082,630
5.00%, 05/01/19	(AMBAC)	3,000	3,426,840
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,670	1,743,129
State of Wisconsin RB
Series 1
5.00%, 07/01/15		100	100,434
5.00%, 07/01/16		250	262,680
Wisconsin Department of Transportation RB
Series I
5.00%, 07/01/18	(NPFGC-FGIC)	1,140	1,274,646

			7,994,738
TOTAL MUNICIPAL BONDS & NOTES
(Cost: $867,204,743)			867,538,884

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	715	$715,262

		715,262

TOTAL SHORT-TERM INVESTMENTS
(Cost: $715,262)		715,262

TOTAL INVESTMENTS IN SECURITIES — 99.13%
(Cost: $867,920,005)		868,254,146
Other Assets, Less Liabilities — 0.87%		7,578,213

NET ASSETS — 100.00%		$875,832,359

ETM  —   Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —   Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

SGI - ICR  —   Syncora Guarantee Inc. - Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

307

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iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
10+ Year Credit Bond
1-3 Year Credit Bond
1-3 Year Treasury Bond
3-7 Year Treasury Bond
7-10 Year Treasury Bond
10-20 Year Treasury Bond
20+ Year Treasury Bond
Agency Bond
California AMT-Free Muni Bond
Core 10+ Year USD Bond
Core U.S. Aggregate Bond
Core U.S. Credit Bond
Government/Credit Bond iBoxx $ High Yield Corporate Bond iBoxx $ Investment Grade Corporate Bond
Intermediate Credit Bond
Intermediate Government/Credit Bond
MBS
National AMT-Free Muni Bond
New York AMT-Free Muni Bond
Short Treasury Bond
Short-Term National AMT-Free Muni Bond

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

308

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iSHARES® TRUST

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be

309

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

10+ Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$632,965,046	$—	$632,965,046
Foreign Government Obligations	—	65,123,158	—	65,123,158
Municipal Debt Obligations	—	72,984,974	—	72,984,974
Money Market Funds	52,432,091	—	—	52,432,091

	$52,432,091	$771,073,178	$—	$823,505,269

1-3 Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$8,921,197,615	$—	$8,921,197,615
Foreign Government Obligations	—	1,882,580,593	—	1,882,580,593
Municipal Debt Obligations	—	2,892,681	—	2,892,681
U.S. Government Obligations	—	19,932,401	—	19,932,401
Money Market Funds	556,997,756	—	—	556,997,756

	$556,997,756	$10,826,603,290	$—	$11,383,601,046

1-3 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$9,127,992,074	$—	$9,127,992,074
Money Market Funds	155,736,820	—	—	155,736,820

	$155,736,820	$9,127,992,074	$—	$9,283,728,894

3-7 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$4,470,082,956	$—	$4,470,082,956
Money Market Funds	1,657,187,010	—	—	1,657,187,010

	$1,657,187,010	$4,470,082,956	$—	$6,127,269,966

7-10 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$6,411,476,324	$—	$6,411,476,324
Money Market Funds	1,092,986,030	—	—	1,092,986,030

	$1,092,986,030	$6,411,476,324	$—	$7,504,462,354

10-20 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$457,716,021	$—	$457,716,021
Money Market Funds	215,433,301	—	—	215,433,301

	$215,433,301	$457,716,021	$—	$673,149,322

310

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

20+ Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$4,907,600,875	$—	$4,907,600,875
Money Market Funds	1,249,142,138	—	—	1,249,142,138

	$1,249,142,138	$4,907,600,875	$—	$6,156,743,013

Agency Bond
Assets:
Foreign Government Obligations	$—	$15,539,485	$—	$15,539,485
U.S. Government Agency Obligations	—	408,854,507	—	408,854,507
Money Market Funds	99,567,661	—	—	99,567,661

	$99,567,661	$424,393,992	$—	$523,961,653

California AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$390,452,194	$—	$390,452,194
Money Market Funds	3,211,462	—	—	3,211,462

	$3,211,462	$390,452,194	$—	$393,663,656

Core 10+ Year USD Bond
Assets:
Corporate Bonds & Notes	$—	$79,763,529	$—	$79,763,529
Foreign Government Obligations	—	12,520,528	—	12,520,528
Municipal Debt Obligations	—	7,931,371	—	7,931,371
U.S. Government & Agency Obligations	—	48,988,233	—	48,988,233
Money Market Funds	37,928,720	—	—	37,928,720

	$37,928,720	$149,203,661	$—	$187,132,381

Core U.S. Aggregate Bond
Assets:
Collateralized Mortgage Obligations	$—	$307,213,981	$—	$307,213,981
Corporate Bonds & Notes	—	6,237,447,164	—	6,237,447,164
Foreign Government Obligations	—	909,252,793	—	909,252,793
Municipal Debt Obligations	—	214,285,305	—	214,285,305
U.S. Government & Agency Obligations	—	17,284,697,937	—	17,284,697,937
Money Market Funds	7,711,554,758	—	—	7,711,554,758

	$7,711,554,758	$24,952,897,180	$—	$32,664,451,938

Core U.S. Credit Bond
Assets:
Corporate Bonds & Notes	$—	$846,952,668	$—	$846,952,668
Foreign Government Obligations	—	124,428,896	—	124,428,896
Municipal Debt Obligations	—	32,624,855	—	32,624,855
Money Market Funds	128,746,412	—	—	128,746,412

	$128,746,412	$1,004,006,419	$—	$1,132,752,831

Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$64,241,907	$—	$64,241,907
Foreign Government Obligations	—	9,565,477	—	9,565,477
Municipal Debt Obligations	—	2,761,178	—	2,761,178
U.S. Government & Agency Obligations	—	109,249,112	—	109,249,112
Money Market Funds	62,039,135	—	—	62,039,135

	$62,039,135	$185,817,674	$—	$247,856,809

311

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

iBoxx $ High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$15,160,809,332	$—	$15,160,809,332
Money Market Funds	2,854,209,369	—	—	2,854,209,369

	$2,854,209,369	$15,160,809,332	$—	$18,015,018,701

iBoxx $ Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$21,668,288,461	$—	$21,668,288,461
Money Market Funds	1,994,694,466	—	—	1,994,694,466

	$1,994,694,466	$21,668,288,461	$—	$23,662,982,927

Intermediate Credit Bond
Assets:
Corporate Bonds & Notes	$—	$5,247,948,407	$—	$5,247,948,407
Foreign Government Obligations	—	873,419,710	—	873,419,710
Municipal Debt Obligations	—	23,361,042	—	23,361,042
Money Market Funds	737,084,603	—	—	737,084,603

	$737,084,603	$6,144,729,159	$—	$6,881,813,762

Intermediate Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$559,316,656	$—	$559,316,656
Foreign Government Obligations	—	94,089,877	—	94,089,877
Municipal Debt Obligations	—	2,801,374	—	2,801,374
U.S. Government & Agency Obligations	—	1,085,773,093	—	1,085,773,093
Money Market Funds	501,876,228	—	—	501,876,228

	$501,876,228	$1,741,981,000	$—	$2,243,857,228

MBS
Assets:
U.S. Government Agency Obligations	$—	$6,620,683,253	$—	$6,620,683,253
Money Market Funds	3,482,177,632	—	—	3,482,177,632

	$3,482,177,632	$6,620,683,253	$—	$10,102,860,885

National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$4,915,826,530	$—	$4,915,826,530
Money Market Funds	43,985,461	—	—	43,985,461

	$43,985,461	$4,915,826,530	$—	$4,959,811,991

New York AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$176,249,080	$—	$176,249,080
Money Market Funds	5,396,891	—	—	5,396,891

	$5,396,891	$176,249,080	$—	$181,645,971

Short Treasury Bond
Assets:
U.S. Government Obligations	$—	$2,381,374,877	$—	$2,381,374,877
Money Market Funds	4,912,109	—	—	4,912,109

	$4,912,109	$2,381,374,877	$—	$2,386,286,986

312

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Short-Term National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$867,538,884	$—	$867,538,884
Money Market Funds	715,262	—	—	715,262

	$715,262	$867,538,884	$—	$868,254,146

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core U.S Aggregate Bond ETF and the iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by each Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. Each Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Funds could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Funds have entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Securities pledged as collateral by the Funds, if any, are noted in the schedules of investments.

FEDERAL INCOME TAXES

As of May 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit Bond	$841,789,616	$6,113,032	$(24,397,379)	$(18,284,347)
1-3 Year Credit Bond	11,368,934,798	23,858,783	(9,192,535)	14,666,248
1-3 Year Treasury Bond	9,266,925,433	17,945,820	(1,142,359)	16,803,461
3-7 Year Treasury Bond	6,116,305,198	16,714,961	(5,750,193)	10,964,768
7-10 Year Treasury Bond	7,513,850,863	10,370,959	(19,759,468)	(9,388,509)
10-20 Year Treasury Bond	675,749,508	425,367	(3,025,553)	(2,600,186)
20+ Year Treasury Bond	6,449,653,573	180,184	(293,090,744)	(292,910,560)
Agency Bond	518,087,236	6,002,520	(128,103)	5,874,417
California AMT-Free Muni Bond	378,060,309	16,806,852	(1,203,505)	15,603,347
Core 10+ Year USD Bond	191,319,336	1,227,104	(5,414,059)	(4,186,955)
Core U.S. Aggregate Bond	32,149,355,575	574,872,520	(59,776,157)	515,096,363
Core U.S. Credit Bond	1,123,006,985	22,981,189	(13,235,343)	9,745,846
Government/Credit Bond	246,855,137	2,420,343	(1,418,671)	1,001,672
iBoxx $ High Yield Corporate Bond	18,304,749,034	145,267,918	(434,998,251)	(289,730,333)
iBoxx $ Investment Grade Corporate Bond	23,510,771,053	387,819,853	(235,607,979)	152,211,874

313

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iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Credit Bond	$6,809,353,457	$91,982,873	$(19,522,568)	$72,460,305
Intermediate Government/Credit Bond	2,221,167,966	25,070,016	(2,380,754)	22,689,262
MBS	10,020,915,501	87,273,082	(5,327,698)	81,945,384
National AMT-Free Muni Bond	4,835,492,243	149,431,943	(25,112,195)	124,319,748
New York AMT-Free Muni Bond	175,787,456	6,322,002	(463,487)	5,858,515
Short Treasury Bond	2,386,252,083	121,299	(86,396)	34,903
Short-Term National AMT-Free Muni Bond	867,920,005	2,183,033	(1,848,892)	334,141

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of May 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

314

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iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended May 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit Bond
PNC Bank N.A.
1.13%, 01/27/17	$16,040	$—	$—	$16,040	$16,025,940	$42,746	$—
1.15%, 11/01/16	16,500	—	—	16,500	16,548,438	40,548	—
1.30%, 10/03/16	16,000	—	—	16,000	16,078,026	37,982	—
PNC Funding Corp.
2.70%, 09/19/16	6,021	—	—	6,021	6,153,425	15,113

					$54,805,829	$136,389	$—

Core U.S. Aggregate Bond
PNC Bank N.A.
1.13%, 01/27/17	$3,025	$—	$—	$3,025	$3,022,348	$9,198	$—
1.15%, 11/01/16	300	—	—	300	300,881	730	—
2.70% 11/01/22	—	2,500	—	2,500	2,451,063	702	—
3.80%, 07/25/23	5,750	—	—	5,750	5,974,356	56,355	—
4.20% 11/01/25	500	—	—	500	536,141	4,735	—
6.00%, 12/07/17	500	—	—	500	554,992	2,279	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	5,500	—	—	5,500	5,680,123	50,681	—
PNC Funding Corp.
4.38%, 08/11/20	2,750	—	—	2,750	3,025,664	20,270	—
5.25%, 11/15/15	7,185	—	(2,325)	4,860	4,956,437	66,803	56,491
6.70%, 06/10/19	998	—	—	998	1,169,443	15,831	—

					$27,671,448	$227,584	$56,491

Core U.S. Credit Bond
PNC Bank N.A.
2.25%, 07/02/19	$1,900	$—	$—	$1,900	$1,913,428	$9,432	$—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	350	—	—	350	361,462	3,333	—
PNC Funding Corp.
3.30%, 03/08/22	312	—	—	312	323,444	2,421	—
4.38%, 08/11/20	250	—	—	250	275,060	1,862	—
5.13%, 02/08/20	395	—	—	395	445,881	3,176	—

					$3,319,275	$20,224	$—

315

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Government/Credit Bond
PNC Funding Corp.
2.70%, 09/19/16	$300	$—	$(150)	$150	$153,299	$449	$(71)
3.30%, 03/08/22	150	—	—	150	155,502	1,062	—

					$308,801	$1,511	$(71)

iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$17,525	$—	$—	$17,525	$17,714,068	$87,723	$—
2.25%, 07/02/19	5,250	—	—	5,250	5,296,717	27,350	—
2.40%, 10/18/19	2,250	—	—	2,250	2,278,861	11,346	—
2.70%, 11/01/22	25,550	15,287	(20,000)	20,837	20,412,509	192,091	145,070
2.95%, 01/30/23	5,800	—	—	5,800	5,736,229	43,060	—
2.95%, 02/23/25	—	4,800	—	4,800	4,732,245	27,421	—
3.80%, 07/25/23	19,928	—	—	19,928	20,760,442	184,107	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	10,470	—	—	10,470	10,828,367	99,203	—
PNC Funding Corp.
3.30%, 03/08/22	8,069	—	—	8,069	8,372,322	59,033	—
4.38%, 08/11/20	3,773	4,000	—	7,773	8,566,644	38,565	—
5.13%, 02/08/20	3,965	—	—	3,965	4,492,191	30,443	—

					$109,190,595	$800,342	$145,070

Intermediate Credit Bond
PNC Bank N.A.
2.95%, 01/30/23	$3,000	$—	$—	$3,000	$2,960,138	$22,659	$—
3.80%, 07/25/23	1,500	—	—	1,500	1,558,528	14,373	—
4.88%, 09/21/17	340	—	—	340	364,871	2,563	—
5.25%, 01/15/17	290	—	—	290	307,704	2,248	—
6.00%, 12/07/17	2,250	—	—	2,250	2,497,462	13,390	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	3,400	—	—	3,400	3,379,243	24,260	—
3.90%. 04/29/24	1,000	—	—	1,000	1,032,750	9,685	—

316

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
2.70%, 09/19/16	$1,693	$—	$—	$1,693	$1,730,235	$9,709	$—
3.30%, 03/08/22	1,862	—	—	1,862	1,930,299	15,715	—
4.38%, 08/11/20	6,642	—	—	6,642	7,307,804	47,686	—
5.13%, 02/08/20	1,391	—	—	1,391	1,570,179	11,872	—
5.63%, 02/01/17	1,750	—	—	1,750	1,868,990	21,467	—

					$26,508,203	$195,627	$—

Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	$750	$—	$—	$750	$753,657	$—	$—
1.50%, 02/23/18	1,000	—	—	1,000	999,395	3,447	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	500	—	—	500	516,375	4,701	—
PNC Funding Corp.
3.30%, 03/08/22	400	—	—	400	414,672	2,789	—
4.38%, 08/11/20	300	—	—	300	330,072	2,151	—

					$3,014,171	$13,088	$—

317

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	July 27, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	July 27, 2015